UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX		78746
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(512) 306-7400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.              SCHEDULE OF INVESTMENTS.

The DFA Investment Trust Company

Form N-Q

January 31, 2009

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series
The Tax-Managed U.S. Equity Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

1

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
●	Security is being fair valued at January 31, 2009.
(r)	The adjustable rate shown is effective as of January 31, 2009.
(y)	The rate shown is the effective yield.
(j)	Face Amount Denominated in Japanese Yen.
(f)	Face Amount Denominated in Swiss Francs.
(u)	Face Amount Denominated in United States Dollars.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

1

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (81.0%)
Consumer Discretionary — (6.8%)
#	Abercrombie & Fitch Co.	32,361	$577,644
# *	Amazon.com, Inc.	119,589	7,034,225
# *	Apollo Group, Inc. Class A	39,615	3,227,038
*	AutoNation, Inc.	40,112	372,239
# *	Autozone, Inc.	14,227	1,890,626
# *	Bed Bath and Beyond, Inc.	96,562	2,243,135
#	Best Buy Co., Inc.	125,596	3,519,200
# *	Big Lots, Inc.	30,532	410,655
#	Black & Decker Corp.	22,343	645,936
#	Carnival Corp.	162,490	2,955,693
	CBS Corp. Class B	252,815	1,446,102
#	Centex Corp.	46,223	393,358
# *	Coach, Inc.	121,559	1,774,761
	Comcast Corp. Class A	1,070,786	15,687,015
#	D.R. Horton, Inc.	102,436	610,519
#	Darden Restaurants, Inc.	51,580	1,352,428
	Disney (Walt) Co.	688,265	14,233,320
*	Dr Pepper Snapple Group, Inc.	94,327	1,551,679
#	Eastman Kodak Co.	99,820	452,185
# *	Expedia, Inc.	77,885	695,513
#	Family Dollar Stores, Inc.	51,951	1,442,679
# *	Ford Motor Co.	888,247	1,661,022
	Fortune Brands, Inc.	55,739	1,783,648
# *	GameStop Corp. Class A	60,896	1,509,003
#	Gannett Co., Inc.	84,819	489,406
	Gap, Inc.	173,376	1,955,681
#	General Motors Corp.	226,987	683,231
#	Genuine Parts Co.	59,282	1,898,210
# *	Goodyear Tire & Rubber Co.	89,718	553,560
#	H&R Block, Inc.	126,029	2,612,581
#	Harley-Davidson, Inc.	86,570	1,054,423
#	Harman International Industries, Inc.	21,768	350,247
#	Hasbro, Inc.	46,064	1,111,524
#	Home Depot, Inc.	630,421	13,572,964
#	International Game Technology	109,577	1,161,516
# *	Interpublic Group of Companies, Inc.	177,191	590,046
#	J.C. Penney Co., Inc.	82,614	1,383,784
	Johnson Controls, Inc.	220,932	2,763,859
#	Jones Apparel Group, Inc.	31,019	107,326
#	KB HOME	27,992	298,675
# *	Kohl’s Corp.	113,302	4,159,316
#	Leggett & Platt, Inc.	58,079	725,407
#	Lennar Corp. Class A	52,536	404,002

1

	Limited Brands, Inc.	100,610	796,831
	Lowe’s Companies, Inc.	544,982	9,956,821
	Macy’s, Inc.	156,377	1,399,574
#	Marriott International, Inc. Class A	109,037	1,778,393
#	Mattel, Inc.	133,274	1,891,158
#	McDonald’s Corp.	414,420	24,044,648
	McGraw-Hill Companies, Inc.	116,939	2,571,489
#	Meredith Corp.	13,436	214,573
	Newell Rubbermaid, Inc.	103,070	832,806
	News Corp. Class A	855,182	5,464,613
#	NIKE, Inc. Class B	145,879	6,601,025
#	Nordstrom, Inc.	59,263	752,047
*	Office Depot, Inc.	102,210	220,774
#	Omnicom Group, Inc.	115,564	2,991,952
#	Polo Ralph Lauren Corp.	20,919	858,307
#	Pulte Homes, Inc.	79,463	806,549
#	RadioShack Corp.	46,504	532,936
#	Scripps Networks Interactive	33,487	718,966
# *	Sears Holdings Corp.	20,689	846,594
#	Sherwin-Williams Co.	36,512	1,743,448
#	Snap-On, Inc.	21,356	644,524
#	Staples, Inc.	265,257	4,228,197
*	Starbucks Corp.	273,480	2,581,651
#	Starwood Hotels & Resorts Worldwide, Inc.	68,053	1,028,961
#	Target Corp.	279,905	8,733,036
# *	The DIRECTV Group, Inc.	203,073	4,447,299
	The New York Times Co. Class A	43,306	215,231
	The Stanley Works	29,297	915,824
#	The TJX Companies, Inc.	154,806	3,006,333
#	Tiffany & Co.	45,774	949,810
	Time Warner, Inc.	1,333,923	12,445,502
	Tyco Electronics, Ltd.	170,158	2,409,437
	V.F. Corp.	32,742	1,834,207
*	Viacom, Inc. Class B	228,126	3,364,858
#	Washington Post Co.	2,228	870,168
#	Whirlpool Corp.	27,330	913,642
	Wyndham Worldwide Corp.	65,934	404,175
# *	Wynn Resorts, Ltd.	22,907	689,043
#	Yum! Brands, Inc.	171,992	4,922,411
Total Consumer Discretionary			222,973,194

Consumer Staples — (10.4%)
	Altria Group, Inc.	766,116	12,671,559
#	Archer-Daniels-Midland Co.	238,518	6,530,623
#	Avon Products, Inc.	158,509	3,241,509
#	Brown-Forman Corp. Class B	36,466	1,655,921
	Campbell Soup Co.	76,499	2,323,275
#	Clorox Co.	51,576	2,586,536
#	Coca-Cola Co.	739,813	31,604,811
	Coca-Cola Enterprises, Inc.	117,927	1,324,320
#	Colgate-Palmolive Co.	187,667	12,205,862
	ConAgra, Inc.	166,237	2,842,653
*	Constellation Brands, Inc. Class A	72,380	1,050,958
#	Costco Wholesale Corp.	160,508	7,227,675
	CVS Caremark Corp.	534,031	14,354,753

2

# *	Dean Foods Co.	57,242	1,107,060
#	Estee Lauder Companies, Inc.	43,079	1,130,824
#	General Mills, Inc.	124,241	7,348,855
	Heinz (H.J.) Co.	116,917	4,267,470
	J.M. Smucker Co.	44,035	1,988,180
#	Kellogg Co.	93,671	4,092,486
	Kimberly-Clark Corp.	153,847	7,918,505
	Kraft Foods, Inc.	546,264	15,322,705
	Lorillard, Inc.	62,493	3,715,834
	McCormick & Co., Inc.	48,335	1,548,653
	Molson Coors Brewing Co.	55,341	2,228,582
	Pepsi Bottling Group, Inc.	50,247	969,265
	PepsiCo, Inc.	577,495	29,007,574
	Philip Morris International, Inc.	752,223	27,945,084
	Procter & Gamble Co.	1,110,172	60,504,374
	Reynolds American, Inc.	62,854	2,399,766
#	Safeway, Inc.	159,402	3,415,985
	Sara Lee Corp.	262,852	2,636,406
	SUPERVALU, Inc.	78,734	1,380,994
#	Sysco Corp.	222,777	4,965,699
#	The Hershey Co.	61,669	2,299,020
#	The Kroger Co.	242,609	5,458,702
	Tyson Foods, Inc. Class A	112,330	994,120
#	Walgreen Co.	368,067	10,088,716
#	Wal-Mart Stores, Inc.	831,356	39,173,495
#	Whole Foods Market, Inc.	52,174	534,784
Total Consumer Staples			342,063,593

Energy — (11.4%)
	Anadarko Petroleum Corp.	170,683	6,270,893
	Apache Corp.	124,439	9,332,925
#	Baker Hughes, Inc.	114,348	3,810,075
#	BJ Services Co.	108,548	1,194,028
	Cabot Oil & Gas Corp.	38,428	1,056,386
# *	Cameron International Corp.	81,622	1,890,366
	Chesapeake Energy Corp.	201,105	3,179,470
	Chevron Corp.	755,479	53,276,379
	ConocoPhillips	554,329	26,347,257
#	CONSOL Energy, Inc.	67,372	1,836,561
	Devon Energy Corp.	164,273	10,119,217
#	El Paso Corp.	260,727	2,132,747
	ENSCO International, Inc.	52,733	1,442,775
#	EOG Resources, Inc.	92,801	6,289,124
	Exxon Mobil Corp.	1,891,367	144,651,748
	Halliburton Co.	332,323	5,732,572
	Hess Corp.	105,479	5,865,687
	Marathon Oil Corp.	262,353	7,143,872
#	Massey Energy Co.	31,655	480,523
#	Murphy Oil Corp.	70,827	3,129,137
# *	Nabors Industries, Ltd.	105,812	1,158,641
*	National-Oilwell, Inc.	155,173	4,102,774
#	Noble Corp.	98,139	2,664,474
	Noble Energy, Inc.	64,230	3,142,774
	Occidental Petroleum Corp.	301,135	16,426,914
	Peabody Energy Corp.	99,141	2,478,525

3

	Pioneer Natural Resources Co.	43,759	640,632
#	Range Resources Corp.	57,757	2,070,011
#	Rowan Companies, Inc.	42,017	531,935
#	Schlumberger, Ltd.	444,770	18,151,064
#	Smith International, Inc.	81,376	1,847,235
# *	Southwestern Energy Co.	127,659	4,040,407
#	Spectra Energy Corp.	227,205	3,296,745
#	Sunoco, Inc.	43,452	2,012,697
#	Tesoro Petroleum Corp.	51,481	887,018
	The Williams Companies, Inc.	215,167	3,044,613
	Valero Energy Corp.	191,869	4,627,880
# *	Weatherford International, Ltd.	253,252	2,793,370
	XTO Energy, Inc.	214,477	7,954,952
Total Energy			377,054,403

Financials — (8.1%)
	AFLAC, Inc.	173,317	4,022,688
	Allstate Corp.	199,286	4,318,528
#	American Capital, Ltd.	76,876	219,865
	American Express Co.	431,281	7,215,331
	American International Group, Inc.	999,787	1,279,727
	Ameriprise Financial, Inc.	80,537	1,622,821
	AON Corp.	100,312	3,716,560
	Assurant, Inc.	43,733	1,154,551
	Banco Santander SA Sponsored ADR	64,900	508,821
	Bank of America Corp.	2,377,397	15,643,272
	Bank of New York Mellon Corp.	426,699	10,983,232
#	BB&T Corp.	205,430	4,065,460
	Capital One Financial Corp.	145,630	2,306,779
*	CB Richard Ellis Group, Inc.	82,917	298,501
	Chubb Corp.	132,259	5,631,588
	Cincinnati Financial Corp.	60,377	1,324,068
#	CIT Group, Inc.	134,058	374,022
#	Citigroup, Inc.	2,026,300	7,193,365
	CME Group, Inc.	24,906	4,331,402
	Comerica, Inc.	55,954	932,194
	Discover Financial Services	178,446	1,275,889
# *	E*TRADE Financial Corp.	209,246	238,540
	Federated Investors, Inc.	32,935	642,891
	Fifth Third Bancorp	214,726	513,195
#	First Horizon National Corp.	76,336	726,725
#	Franklin Resources, Inc.	56,242	2,723,238
	Genworth Financial, Inc.	161,051	373,638
	Hartford Financial Services Group, Inc.	112,029	1,474,302
#	Hudson City Bancorp, Inc.	193,814	2,248,242
#	Huntington Bancshares, Inc.	136,107	391,988
# *	IntercontinentalExchange, Inc.	26,862	1,529,254
#	Invesco, Ltd. ADR	143,142	1,687,644
	Janus Capital Group, Inc.	58,694	308,144
	JPMorgan Chase & Co.	1,387,800	35,402,778
#	KeyCorp	184,057	1,339,935
#	Legg Mason, Inc.	52,772	847,518
# *	Leucadia National Corp.	65,811	1,047,711
	Lincoln National Corp.	95,143	1,439,514
	Loews Corp.	134,585	3,283,874

4

#	M&T Bank Corp.	28,704	1,116,873
	Marsh & McLennan Companies, Inc.	191,149	3,694,910
#	Marshall & Ilsley Corp.	96,786	552,648
#	Mastercard, Inc.	26,909	3,653,704
# *	MBIA, Inc.	70,049	270,389
	MetLife, Inc.	295,080	8,477,648
#	Moody’s Corp.	72,223	1,547,017
	Morgan Stanley	394,876	7,988,341
	Northern Trust Corp.	82,929	4,770,076
#	NYSE Euronext, Inc.	98,534	2,167,748
	People’s United Financial, Inc.	129,313	2,115,561
	PNC Financial Services Group, Inc.	159,125	5,174,745
	Principal Financial Group, Inc.	96,429	1,599,757
# *	Progressive Corp.	251,219	3,052,311
	Prudential Financial, Inc.	157,655	4,059,616
	Regions Financial Corp.	257,289	890,220
#	Schwab (Charles) Corp.	347,924	4,728,287
# *	SLM Corp.	173,749	1,989,426
#	State Street Corp.	160,612	3,737,441
	SunTrust Banks, Inc.	131,667	1,614,237
#	T. Rowe Price Group, Inc.	96,078	2,649,831
	The Goldman Sachs Group, Inc.	164,419	13,273,546
# *	The NASDAQ OMX Group, Inc.	50,618	1,104,485
	The Travelers Companies, Inc.	217,342	8,398,095
#	Torchmark Corp.	31,616	948,480
#	U.S. Bancorp	652,403	9,681,661
	Unum Group	123,118	1,743,351
	Wells Fargo & Co.	1,569,113	29,656,236
#	XL Capital, Ltd.	122,996	356,688
#	Zions Bancorporation	42,887	639,874
Total Financials			266,290,997

Health Care — (12.9%)
	Abbott Laboratories	576,924	31,984,667
	Aetna, Inc.	171,449	5,314,919
#	Allergan, Inc.	114,341	4,358,679
#	AmerisourceBergen Corp.	58,086	2,109,684
*	Amgen, Inc.	393,960	21,608,706
#	Bard (C.R.), Inc.	36,885	3,156,249
	Baxter International, Inc.	230,597	13,524,514
	Becton Dickinson & Co.	90,396	6,569,077
# *	Biogen Idec, Inc.	108,481	5,277,601
# *	Boston Scientific Corp.	558,310	4,952,210
#	Bristol-Myers Squibb Co.	736,078	15,759,430
	Cardinal Health, Inc.	133,714	5,034,332
# *	Celgene Corp.	170,367	9,020,933
# *	Cephalon, Inc.	25,449	1,964,154
	Cigna Corp.	102,199	1,774,175
*	Coventry Health Care, Inc.	55,393	838,096
	Covidien, Ltd.	187,244	7,178,935
# *	DaVita, Inc.	38,595	1,813,965
#	DENTSPLY International, Inc.	55,384	1,490,383
	Eli Lilly & Co.	372,022	13,697,850
# *	Express Scripts, Inc.	92,011	4,946,511
*	Forest Laboratories, Inc.	112,061	2,806,007

5

*	Genzyme Corp.	100,586	6,932,387
*	Gilead Sciences, Inc.	342,051	17,365,929
# *	Hospira, Inc.	59,342	1,477,616
*	Humana, Inc.	62,730	2,379,349
	IMS Health, Inc.	67,625	981,915
# *	Intuitive Surgical, Inc.	14,543	1,501,274
	Johnson & Johnson	1,031,666	59,516,812
*	King Pharmaceuticals, Inc.	91,646	800,986
# *	Laboratory Corp. of America Holdings	40,157	2,377,294
*	Life Technologies Corp.	64,161	1,633,539
	McKesson Corp.	102,591	4,534,522
*	Medco Health Solutions, Inc.	185,178	8,320,048
#	Medtronic, Inc.	415,788	13,924,740
	Merck & Co., Inc.	786,116	22,443,612
# *	Millipore Corp.	20,539	1,132,931
# *	Mylan, Inc.	113,295	1,283,632
# *	Patterson Companies, Inc.	33,902	623,458
	PerkinElmer, Inc.	43,915	554,207
#	Pfizer, Inc.	2,507,223	36,555,311
	Quest Diagnostics, Inc.	58,912	2,907,307
	Schering-Plough Corp.	604,443	10,614,019
*	St. Jude Medical, Inc.	127,976	4,654,487
#	Stryker Corp.	90,072	3,804,641
# *	Tenet Healthcare Corp.	154,360	165,165
*	Thermo Fisher Scientific, Inc.	156,247	5,613,955
	UnitedHealth Group, Inc.	449,099	12,722,975
# *	Varian Medical Systems, Inc.	46,198	1,715,332
*	Waters Corp.	36,554	1,322,158
*	Watson Pharmaceuticals, Inc.	38,896	1,061,083
*	WellPoint, Inc.	189,275	7,845,449
	Wyeth	495,085	21,273,802
# *	Zimmer Holdings, Inc.	83,501	3,039,436
Total Health Care			426,260,448

Industrials — (8.6%)
	3M Co.	257,661	13,859,585
#	Avery Dennison Corp.	39,520	957,570
	B.F. Goodrich Co.	45,771	1,769,507
#	Boeing Co.	272,488	11,528,967
	Burlington Northern Santa Fe Corp.	104,374	6,914,778
#	C.H. Robinson Worldwide, Inc.	62,914	2,892,786
#	Caterpillar, Inc.	224,300	6,919,655
	Cintas Corp.	48,856	1,111,474
#	Cooper Industries, Ltd.	64,443	1,734,161
	CSX Corp.	146,674	4,247,679
#	Cummins, Inc.	74,875	1,795,503
#	Danaher Corp.	95,071	5,317,321
#	Deere & Co.	158,772	5,515,739
#	Dover Corp.	69,147	1,955,477
#	Eaton Corp.	61,314	2,699,042
	Emerson Electric Co.	285,216	9,326,563
	Equifax, Inc.	46,964	1,160,950
#	Expeditors International of Washington, Inc.	78,846	2,192,707
#	Fastenal Co.	48,048	1,642,281
	FedEx Corp.	115,728	5,895,184

6

#	Flowserve Corp.	21,023	1,120,736
#	Fluor Corp.	67,488	2,625,283
	General Dynamics Corp.	144,956	8,223,354
	General Electric Co.	3,905,431	47,372,878
#	Honeywell International, Inc.	270,054	8,860,472
#	Illinois Tool Works, Inc.	146,350	4,779,791
# *	Ingersoll-Rand Co., Ltd. Class A	118,533	1,921,420
#	ITT Industries, Inc.	67,519	3,057,260
# *	Jacobs Engineering Group, Inc.	45,684	1,766,600
	L-3 Communications Holdings, Inc.	44,395	3,508,093
	Lockheed Martin Corp.	123,795	10,156,142
#	Masco Corp.	133,821	1,046,480
*	Monster Worldwide, Inc.	45,816	421,965
#	Norfolk Southern Corp.	137,680	5,281,405
	Northrop Grumman Corp.	121,566	5,849,756
#	Paccar, Inc.	134,854	3,558,797
	Pall Corp.	43,904	1,144,577
	Parker Hannifin Corp.	59,920	2,289,543
	Pitney Bowes, Inc.	76,643	1,706,073
	Precision Castparts Corp.	51,840	3,367,008
	R. R. Donnelley & Sons Co.	76,225	743,956
	Raytheon Co.	153,961	7,793,506
	Republic Services, Inc.	119,372	3,086,960
#	Robert Half International, Inc.	57,686	977,778
#	Rockwell Automation, Inc.	52,613	1,370,043
	Rockwell Collins, Inc.	58,863	2,217,958
	Ryder System, Inc.	20,679	698,537
	Southwest Airlines Co.	275,050	1,933,602
# *	Stericycle, Inc.	31,816	1,556,439
#	Textron, Inc.	89,646	809,503
	The Dun & Bradstreet Corp.	20,046	1,523,496
#	The Manitowoc Co., Inc.	48,467	266,569
	Tyco International, Ltd.	175,849	3,696,346
	Union Pacific Corp.	188,305	8,245,876
	United Parcel Service, Inc.	370,038	15,722,915
#	United Technologies Corp.	353,467	16,962,881
#	W.W. Grainger, Inc.	24,041	1,753,791
#	Waste Management, Inc.	182,408	5,689,306
Total Industrials			282,544,024

Information Technology — (13.0%)
*	Adobe Systems, Inc.	197,425	3,812,277
# *	Advanced Micro Devices, Inc.	226,253	495,494
*	Affiliated Computer Services, Inc. Class A	36,272	1,663,434
*	Agilent Technologies, Inc.	130,140	2,352,931
# *	Akamai Technologies, Inc.	62,885	847,690
	Altera Corp.	110,568	1,700,536
#	Amphenol Corp.	65,359	1,709,138
#	Analog Devices, Inc.	108,273	2,163,295
*	Apple, Inc.	330,532	29,790,849
#	Applied Materials, Inc.	498,869	4,674,403
# *	Autodesk, Inc.	84,140	1,393,358
#	Automatic Data Processing, Inc.	188,844	6,860,703
# *	BMC Software, Inc.	69,719	1,765,982
# *	Broadcom Corp.	165,141	2,617,485

7

#	CA, Inc.	146,462	2,634,851
# *	Ciena Corp.	33,582	209,552
*	Cisco Sytems, Inc.	2,177,094	32,591,097
*	Citrix Systems, Inc.	67,543	1,421,105
# *	Cognizant Technology Solutions Corp.	108,271	2,027,916
*	Computer Sciences Corp.	56,325	2,075,013
# *	Compuware Corp.	91,653	595,745
*	Convergys Corp.	45,386	341,757
#	Corning, Inc.	577,944	5,843,014
# *	Dell, Inc.	643,467	6,112,937
# *	eBay, Inc.	398,836	4,794,009
# *	Electronic Arts, Inc.	119,312	1,842,177
# *	EMC Corp.	758,812	8,377,284
	Fidelity National Information Services, Inc.	70,645	1,123,962
*	Fiserv, Inc.	59,548	1,890,649
# *	FLIR Systems, Inc.	51,655	1,289,825
# *	Google, Inc.	88,946	30,110,889
	Harris Corp.	50,045	2,166,448
#	Hewlett-Packard Co.	910,648	31,645,018
	Intel Corp.	2,068,116	26,678,696
#	International Business Machines Corp.	499,536	45,782,474
*	Intuit, Inc.	119,007	2,695,509
# *	Iron Mountain, Inc.	66,740	1,365,500
#	Jabil Circuit, Inc.	78,325	455,852
*	JDS Uniphase Corp.	81,744	296,731
# *	Juniper Networks, Inc.	196,307	2,779,707
#	KLA-Tencor Corp.	62,786	1,258,231
# *	Lexmark International, Inc.	29,150	690,272
#	Linear Technology Corp.	82,444	1,930,838
# *	LSI Corp.	239,861	762,758
*	McAfee, Inc.	56,755	1,730,460
*	MEMC Electronic Materials, Inc.	83,457	1,135,015
#	Microchip Technology, Inc.	67,632	1,282,979
# *	Micron Technology, Inc.	283,987	1,056,432
	Microsoft Corp.	2,844,568	48,642,113
#	Molex, Inc.	52,373	700,227
	Motorola, Inc.	842,693	3,733,130
	National Semiconductor Corp.	72,534	735,495
# *	NetApp, Inc.	122,763	1,820,575
*	Novell, Inc.	128,375	474,988
# *	Novellus Systems, Inc.	36,314	500,770
# *	Nvidia Corp.	199,695	1,587,575
# *	Oracle Corp.	1,456,600	24,514,578
#	Paychex, Inc.	119,396	2,900,129
# *	QLogic Corp.	47,567	538,458
	QUALCOMM, Inc.	615,553	21,267,356
# *	Salesforce.com, Inc.	39,012	1,038,109
# *	Sandisk Corp.	84,046	960,646
# *	Sun Microsystems, Inc.	274,627	1,142,448
*	Symantec Corp.	310,853	4,765,376
*	Tellabs, Inc.	147,995	611,219
# *	Teradata Corp.	65,442	859,253
*	Teradyne, Inc.	62,946	302,770
#	Texas Instruments, Inc.	482,048	7,206,618
	Total System Services, Inc.	73,186	926,535

8

# *	VeriSign, Inc.	72,147	1,393,159
	Western Union Co.	266,071	3,634,530
	Xerox Corp.	321,855	2,137,117
#	Xilinx, Inc.	101,844	1,716,071
# *	Yahoo!, Inc.	515,993	6,052,598
Total Information Technology			429,004,120

Materials — (2.4%)
#	Air Products & Chemicals, Inc.	77,922	3,919,477
#	AK Steel Holding Corp.	41,649	336,107
#	Alcoa, Inc.	297,581	2,318,156
#	Allegheny Technologies, Inc.	35,804	790,910
#	Ball Corp.	35,171	1,348,456
	Bemis Co., Inc.	37,060	836,444
#	CF Industries Holdings, Inc.	21,141	993,627
	Dow Chemical Co.	343,488	3,981,026
#	du Pont (E.I.) de Nemours & Co.	335,523	7,703,608
#	Eastman Chemical Co.	26,973	699,949
#	Ecolab, Inc.	62,339	2,117,032
	Freeport-McMoRan Copper & Gold, Inc. Class B	140,422	3,530,209
#	International Flavors & Fragrances, Inc.	29,242	836,906
	International Paper Co.	158,976	1,449,861
	MeadWestavco Corp.	63,512	739,280
	Monsanto Co.	203,739	15,496,388
#	Newmont Mining Corp.	168,919	6,719,598
#	Nucor Corp.	116,735	4,761,621
*	Owens-Illinois, Inc.	62,095	1,179,805
*	Pactiv Corp.	48,855	1,056,245
#	PPG Industries, Inc.	61,058	2,294,560
#	Praxair, Inc.	114,670	7,139,354
	Rohm & Haas Co.	46,451	2,563,631
	Sealed Air Corp.	58,701	795,399
#	Sigma-Aldrich Corp.	46,610	1,681,689
#	Titanium Metals Corp.	31,640	223,062
#	United States Steel Corp.	43,227	1,298,107
#	Vulcan Materials Co.	40,954	2,025,585
#	Weyerhaeuser Co.	78,563	2,147,912
Total Materials			80,984,004

Real Estate Investment Trusts — (0.7%)
#	Apartment Investment & Management Co. Class A	43,929	390,529
#	AvalonBay Communities, Inc.	28,671	1,485,445
#	Boston Properties, Inc.	44,918	1,944,949
	Developers Diversified Realty Corp.	44,723	214,670
#	Equity Residential	101,145	2,420,400
	HCP, Inc.	93,943	2,192,630
#	Host Marriott Corp.	194,298	1,045,323
#	Kimco Realty Corp.	85,149	1,224,443
#	Plum Creek Timber Co., Inc.	62,017	1,908,263
#	ProLogis	98,779	988,778
#	Public Storage	46,609	2,883,699
#	Simon Property Group, Inc.	83,962	3,608,687
#	Vornado Realty Trust	51,079	2,595,324
Total Real Estate Investment Trusts			22,903,140

9

Telecommunication Services — (3.0%)
# *	American Tower Corp.	147,501	4,475,180
	AT&T, Inc.	2,191,192	53,947,147
#	CenturyTel, Inc.	37,233	1,010,504
	Embarq Corp.	52,849	1,887,766
#	Frontier Communications Corp.	115,756	938,781
#	Qwest Communications International, Inc.	544,710	1,753,966
*	Sprint Nextel Corp.	1,062,242	2,581,248
	Verizon Communications, Inc.	1,056,175	31,547,947
	Windstream Corp.	163,389	1,418,217
Total Telecommunication Services			99,560,756

Utilities — (3.7%)
# *	AES Corp.	250,146	1,978,655
#	Allegheny Energy, Inc.	62,858	2,089,400
#	Ameren Corp.	78,623	2,614,215
#	American Electric Power Co., Inc.	150,053	4,704,162
#	CenterPoint Energy, Inc.	127,968	1,712,212
#	CMS Energy Corp.	84,110	988,293
#	Consolidated Edison, Inc.	101,743	4,146,027
#	Constellation Energy Group	74,054	1,947,620
	Dominion Resources, Inc.	216,158	7,604,438
#	DTE Energy Co.	60,616	2,091,252
	Duke Energy Corp.	470,471	7,127,636
# *	Dynegy, Inc.	188,049	396,783
	Edison International	121,145	3,945,693
#	Entergy Corp.	70,398	5,375,591
#	Equitable Resources, Inc.	48,660	1,665,632
#	Exelon Corp.	244,634	13,264,055
#	FirstEnergy Corp.	113,346	5,666,167
#	FPL Group, Inc.	151,976	7,834,363
#	Integrys Energy Group, Inc.	28,415	1,186,326
#	Nicor, Inc.	16,802	574,796
#	NiSource, Inc.	101,971	987,079
	Pepco Holdings, Inc.	80,392	1,431,782
	PG&E Corp.	134,224	5,190,442
#	Pinnacle West Capital Corp.	37,485	1,254,623
	PPL Corp.	139,436	4,275,108
#	Progress Energy, Inc.	97,822	3,787,668
	Public Service Enterprise Group, Inc.	188,180	5,940,843
	Questar Corp.	64,487	2,191,268
	SCANA Corp.	43,695	1,498,302
	Sempra Energy	90,589	3,971,422
	Southern Co.	288,011	9,633,968
	TECO Energy, Inc.	79,118	950,207
#	Wisconsin Energy Corp.	43,473	1,938,026
#	Xcel Energy, Inc.	166,968	3,082,229
Total Utilities			123,046,283

TOTAL COMMON STOCKS			2,672,684,962

10

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $67,470,000 FNMA 5.50%, 05/01/37, valued at $60,119,814) to be repurchased at $59,231,938	$59,231	59,231,000

		Shares
SECURITIES LENDING COLLATERAL — (17.2%)
§ @	DFA Short Term Investment Fund LP	563,765,296	563,765,296

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $6,118,104 FHLMC 5.500%, 07/01/37, valued at $5,477,718) to be repurchased at $5,318,301	$5,318	5,318,172

TOTAL SECURITIES LENDING COLLATERAL			569,083,468

TOTAL INVESTMENTS - (100.0%)
(Cost $3,888,993,470)##			$3,300,999,430

11

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount^	Value†
	(000)
AUSTRALIA — (4.2%)
BONDS — (4.2%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	3,258	$3,243,010
General Electric Capital Australia
6.250%, 03/30/09	5,000	3,166,338
TOTAL — AUSTRALIA		6,409,348

CANADA — (4.2%)
BONDS — (4.2%)
Canada Mortgage & Housing Corp.
(u) 4.800%, 10/01/10	2,000	2,072,418
Ontario, Province of
(u) 3.125%, 09/08/10	4,300	4,341,418
TOTAL — CANADA		6,413,836

GERMANY — (2.7%)
BONDS — (2.7%)
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 3.250%, 10/29/10	4,000	4,095,740

NETHERLANDS — (3.1%)
BONDS — (3.1%)
Deutsche Bahn Finance Bv
(u) 5.125%, 01/05/11	4,500	4,690,273

SPAIN — (2.9%)
BONDS — (2.9%)
Instituto de Credito Oficial
(u) 4.625%, 10/26/10	4,200	4,382,192

SWEDEN — (3.2%)
BONDS — (3.2%)
Svensk Exportkredit AB
(u) 4.000%, 06/15/10	4,700	4,812,701

UNITED KINGDOM — (1.7%)
BONDS — (1.7%)
BP Capital Markets P.L.C.
(u) 4.875%, 03/15/10	2,500	2,537,980

1

UNITED STATES — (78.0%)
AGENCY OBLIGATIONS — (35.1%)
Federal Farm Credit Bank
2.750%, 05/04/10	3,600	3,667,774
Federal Home Loan Bank
4.250%, 06/11/10	6,900	7,174,268
3.500%, 07/16/10	6,300	6,449,719
4.375%, 10/22/10	7,000	7,333,123
1.625%, 01/21/11	5,000	4,988,220
Federal Home Loan Bank Discount Notes
0.220%, 04/22/09	17,000	16,991,415
(y) 0.532%, 04/22/09	3,000	2,998,485
Federal National Mortgage Association
2.375%, 05/20/10	3,500	3,553,942
TOTAL AGENCY OBLIGATIONS		53,156,946

BONDS — (27.5%)
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	4,000	3,887,876
CME Group, Inc. Floating Rate Note
(r) 3.300%, 08/06/10	6,000	5,996,064
Georgia Power Co. Floating Rate Note
(r) 3.400%, 03/17/10	5,500	5,495,452
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	6,000	5,845,596
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	5,800	5,772,143
Paccar Financial Corp. Floating Rate Note
(r) 4.966%, 09/21/09	2,500	2,485,510
Regions Bank
2.750%, 12/10/10	4,000	4,086,348
Wal-Mart Stores, Inc.
6.875%, 08/10/09	4,000	4,106,952
Wells Fargo Bank & Co.
4.625%, 08/09/10	4,000	3,995,520
TOTAL BONDS		41,671,461

COMMERCIAL PAPER — (6.8%)
Novartis Finance Corp.
0.180%, 02/02/09	4,500	4,499,891
Societe Generale North America
3.100%, 05/01/09	2,000	1,994,105
Westpac Banking Corp.
3.020%, 09/04/09	3,800	3,764,038
TOTAL COMMERCIAL PAPER		10,258,034

COMMON STOCKS — (2.4%)
SPDR Trust Series I	44,100	3,652,803

2

	Shares
TEMPORARY CASH INVESTMENTS — (6.2%)

BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,443,900	9,443,900

TOTAL INVESTMENTS - (100.0%) (Cost $152,814,372)##		$151,525,214

3

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (82.0%)
Consumer Discretionary — (11.9%)
*	Ascent Media Corp.	50,869	$1,326,664
* #	AutoNation, Inc.	307,114	2,850,018
#	Carnival Corp.	2,010,498	36,570,959
#	CBS Corp. Class B	5,590,306	31,976,550
	Comcast Corp. Class A	12,216,542	178,972,340
#	Comcast Corp. Special Class A	3,259,343	45,239,681
*	Discovery Communications, Inc. (25470F104)	499,995	7,249,927
*	Discovery Communications, Inc. (25470F302)	499,995	7,189,928
	Disney (Walt) Co.	1,203,134	24,880,811
*	Dr Pepper Snapple Group, Inc.	150,000	2,467,500
#	Eastman Kodak Co.	664,034	3,008,074
* #	Expedia, Inc.	1,137,251	10,155,651
#	Foot Locker, Inc.	217,516	1,600,918
#	Fortune Brands, Inc.	657,410	21,037,120
#	Gannett Co., Inc.	915,685	5,283,502
* #	Goodyear Tire & Rubber Co.	547,002	3,375,002
#	Hearst-Argyle Television, Inc.	262,298	1,033,454
#	J.C. Penney Co., Inc.	758,166	12,699,280
#	Johnson Controls, Inc.	1,097,434	13,728,899
#	Leggett & Platt, Inc.	684,328	8,547,257
* #	Liberty Global, Inc. Class A	304,305	4,433,724
* #	Liberty Global, Inc. Series C	333,205	4,771,496
*	Liberty Media Corp. - Entertainment Class A	3,644,396	66,874,667
*	Liberty Media Holding Corp. Capital Class A	59,524	326,787
*	Liberty Media Holding Corp. Interactive Class A	4,162,762	13,071,073
#	Macy’s, Inc.	1,710,230	15,306,559
* #	Mohawk Industries, Inc.	397,617	12,767,482
	News Corp. Class A	1,101,131	7,036,227
#	News Corp. Class B	698,662	5,058,313
#	Royal Caribbean Cruises, Ltd.	544,275	3,532,345
* #	Sears Holdings Corp.	466,525	19,090,203
#	Service Corp. International	435,123	1,979,810
#	Snap-On, Inc.	69,178	2,087,792
*	Ticketmaster Entertainment, Inc.	73,729	438,688
* #	Time Warner Cable, Inc.	703,483	13,105,888
#	Time Warner, Inc.	17,969,180	167,652,449
* #	Toll Brothers, Inc.	904,000	15,386,080
*	TRW Automotive Holdings Corp.	49,869	154,095
#	Tyco Electronics, Ltd.	1,547,828	21,917,244
#	Washington Post Co.	10,000	3,905,600
#	Whirlpool Corp.	322,215	10,771,647
	Wyndham Worldwide Corp.	277,575	1,701,535
Total Consumer Discretionary			810,563,239

1

Consumer Staples — (6.4%)
#	Archer-Daniels-Midland Co.	1,219,060	33,377,863
	Coca-Cola Enterprises, Inc.	3,434,383	38,568,121
	ConAgra, Inc.	515,765	8,819,582
* #	Constellation Brands, Inc. Class A	851,502	12,363,809
	Corn Products International, Inc.	439,826	10,181,972
	CVS Caremark Corp.	2,754,243	74,034,052
	J.M. Smucker Co.	397,802	17,960,760
	Kraft Foods, Inc.	5,633,321	158,014,654
#	Molson Coors Brewing Co.	755,890	30,439,690
	PepsiAmericas, Inc.	521,775	8,416,231
* #	Smithfield Foods, Inc.	360,420	4,278,185
#	SUPERVALU, Inc.	1,510,542	26,494,907
#	Tyson Foods, Inc. Class A	1,991,059	17,620,872
Total Consumer Staples			440,570,698

Energy — (13.2%)
	Anadarko Petroleum Corp.	3,342,977	122,820,975
#	Apache Corp.	2,016,277	151,220,775
#	Chesapeake Energy Corp.	2,496,221	39,465,254
#	Cimarex Energy Co.	406,047	10,086,207
	ConocoPhillips	4,787,366	227,543,506
	Devon Energy Corp.	1,962,942	120,917,227
#	ENSCO International, Inc.	614,773	16,820,189
* #	Forest Oil Corp.	467,500	7,012,500
#	Helmerich & Payne, Inc.	17,866	401,270
	Marathon Oil Corp.	3,087,935	84,084,470
#	Murphy Oil Corp.	250,000	11,045,000
* #	Newfield Exploration Co.	650,516	12,483,402
#	Noble Energy, Inc.	419,300	20,516,349
#	Patterson-UTI Energy, Inc.	269,500	2,576,420
#	Pioneer Natural Resources Co.	650,933	9,529,659
* #	Pride International, Inc.	644,204	10,384,568
#	Rowan Companies, Inc.	456,566	5,780,126
#	Tidewater, Inc.	273,715	11,389,281
#	Valero Energy Corp.	1,450,295	34,981,115
Total Energy			899,058,293

Financials — (22.7%)
* #	Allegheny Corp.	36,122	9,840,716
#	Allstate Corp.	2,540,615	55,055,127
#	American Capital, Ltd.	162,015	463,363
	American Financial Group, Inc.	868,200	14,742,036
#	American National Insurance Co.	70,452	3,934,744
#	Associated Banc-Corp.	238,410	3,731,117
#	Assurant, Inc.	218,809	5,776,558
	Banco Santander SA Sponsored ADR	696,166	5,457,943
	Bank of America Corp.	10,552,600	69,436,108
	Bank of New York Mellon Corp.	1,972,678	50,776,732
#	BB&T Corp.	195,091	3,860,851
#	BlackRock, Inc.	116,298	12,653,222
#	Capital One Financial Corp.	1,668,884	26,435,123
#	Chubb Corp.	1,620,173	68,986,966
#	Cincinnati Financial Corp.	1,305,789	28,635,953

2

#	Citigroup, Inc.	1,838,237	6,525,741
#	CME Group, Inc.	119,537	20,788,680
#	CNA Financial Corp.	1,896,282	22,053,760
#	Comerica, Inc.	456,408	7,603,757
#	Discover Financial Services	1,973,030	14,107,165
#	Everest Re Group, Ltd.	50,000	3,150,000
	Fidelity National Financial, Inc.	935,959	13,683,721
#	Fifth Third Bancorp	1,134,874	2,712,349
	First American Corp.	672,080	14,678,227
#	Fulton Financial Corp.	8,369	58,750
#	Hanover Insurance Group, Inc.	382,166	15,447,150
#	Hartford Financial Services Group, Inc.	1,274,698	16,775,026
#	HCC Insurance Holdings, Inc.	467,789	10,950,940
#	Janus Capital Group, Inc.	687,391	3,608,803
	JPMorgan Chase & Co.	7,877,870	200,964,464
#	KeyCorp	1,129,300	8,221,304
#	Legg Mason, Inc.	289,947	4,656,549
* #	Leucadia National Corp.	93,873	1,494,458
#	Lincoln National Corp.	1,308,073	19,791,144
	Loews Corp.	3,340,744	81,514,154
#	M&T Bank Corp.	440,052	17,122,423
#	Marsh & McLennan Companies, Inc.	156,666	3,028,354
#	Marshall & Ilsley Corp.	719,200	4,106,632
#	Mercury General Corp.	156,425	6,059,905
#	MetLife, Inc.	5,000,810	143,673,271
#	Morgan Stanley	2,999,997	60,689,939
#	New York Community Bancorp, Inc.	2,223,800	29,465,350
#	NYSE Euronext, Inc.	411,721	9,057,862
#	Odyssey Re Holdings Corp.	345,255	16,244,248
#	Old Republic International Corp.	1,751,854	18,079,133
	PNC Financial Services Group, Inc.	185,163	6,021,501
#	Principal Financial Group, Inc.	1,166,479	19,351,887
#	Prudential Financial, Inc.	1,829,600	47,112,200
#	Regions Financial Corp.	594,200	2,055,932
#	Reinsurance Group of America, Inc.	966,040	34,420,005
#	StanCorp Financial Group, Inc.	215,280	5,558,530
#	SunTrust Banks, Inc.	1,195,360	14,655,114
#	Synovus Financial Corp.	732,800	2,901,888
#	The Goldman Sachs Group, Inc.	245,800	19,843,434
	The Travelers Companies, Inc.	5,075,909	196,133,124
	Transatlantic Holdings, Inc.	213,349	6,859,170
	Unum Group	1,904,389	26,966,148
#	W. R. Berkley Corp.	667,640	17,679,107
#	Wesco Financial Corp.	18,700	5,640,107
	White Mountains Insurance Group, Ltd.	25,488	6,155,352
#	Zions Bancorporation	296,120	4,418,110
Total Financials			1,551,871,427

Health Care — (2.8%)
	Aetna, Inc.	134,258	4,161,998
*	Boston Scientific Corp.	1,063,980	9,437,503
* #	Community Health Systems, Inc.	210,554	3,924,727
*	Hologic, Inc.	91,182	1,075,036
* #	Humana, Inc.	137,246	5,205,741
*	King Pharmaceuticals, Inc.	1,215,010	10,619,187

3

#	Omnicare, Inc.	582,523	16,287,343
#	PerkinElmer, Inc.	216,000	2,725,920
* #	Tenet Healthcare Corp.	272,010	291,051
* #	Thermo Fisher Scientific, Inc.	418,500	15,036,705
	UnitedHealth Group, Inc.	453,521	12,848,250
* #	Watson Pharmaceuticals, Inc.	665,300	18,149,384
*	WellPoint, Inc.	2,193,022	90,900,762
Total Health Care			190,663,607

Industrials — (11.2%)
#	Burlington Northern Santa Fe Corp.	2,178,273	144,310,586
#	CSX Corp.	2,309,804	66,891,924
#	FedEx Corp.	838,793	42,728,115
* #	Kansas City Southern	206,873	3,756,814
	KBR, Inc.	100,000	1,416,000
#	Masco Corp.	1,358,358	10,622,360
#	Norfolk Southern Corp.	3,154,102	120,991,353
#	Northrop Grumman Corp.	2,159,682	103,923,898
#	Parker Hannifin Corp.	33,891	1,294,975
#	Pentair, Inc.	273,920	6,264,550
#	R. R. Donnelley & Sons Co.	769,772	7,512,975
#	Raytheon Co.	351,905	17,813,431
	Republic Services, Inc.	396,651	10,257,395
#	Ryder System, Inc.	338,705	11,441,455
	Southwest Airlines Co.	5,076,220	35,685,827
#	Timken Co.	463,387	6,899,832
	Tyco International, Ltd.	321,600	6,760,032
#	Union Pacific Corp.	3,566,600	156,181,414
* #	URS Corp.	220,435	7,505,812
Total Industrials			762,258,748

Information Technology — (3.6%)
*	Arrow Electronics, Inc.	448,400	8,550,988
*	Avnet, Inc.	891,167	17,662,930
*	Computer Sciences Corp.	1,361,543	50,159,244
#	Fidelity National Information Services, Inc.	935,123	14,877,807
*	IAC/InterActiveCorp	1,030,725	15,151,658
* #	Ingram Micro, Inc.	1,316,268	16,150,608
#	Intersil Corp.	204,149	1,900,627
#	Lender Processing Services, Inc.	77,811	2,016,861
* #	Micron Technology, Inc.	3,840,357	14,286,128
#	Motorola, Inc.	5,850,404	25,917,290
* #	Sandisk Corp.	136,000	1,554,480
* #	Sun Microsystems, Inc.	519,425	2,160,808
* #	Symantec Corp.	3,031,876	46,478,659
*	Tellabs, Inc.	1,931,218	7,975,930
	Xerox Corp.	3,665,156	24,336,636
Total Information Technology			249,180,654

Materials — (2.0%)
#	Alcoa, Inc.	1,172,708	9,135,395
	Ashland, Inc.	112,674	903,645
	Bemis Co., Inc.	227,000	5,123,390
* #	Domtar Corp.	3,086,136	4,598,343
#	Dow Chemical Co.	3,647,149	42,270,457

4

#	International Paper Co.	1,709,245	15,588,314
#	Lubrizol Corp.	296,900	10,130,228
	MeadWestavco Corp.	1,154,308	13,436,145
#	Reliance Steel & Aluminum Co.	114,900	2,542,737
*	Rockwood Holdings, Inc.	32,184	241,702
#	Valhi, Inc.	2,701	40,110
#	Valspar Corp.	2,200	38,170
#	Weyerhaeuser Co.	1,105,551	30,225,764
Total Materials			134,274,400

Telecommunication Services — (8.1%)
	AT&T, Inc.	9,749,000	240,020,380
#	CenturyTel, Inc.	504,003	13,678,641
* #	Sprint Nextel Corp.	6,449,998	15,673,495
	Telephone & Data Systems, Inc.	406,797	12,411,376
	Telephone & Data Systems, Inc. Special Shares	174,000	4,715,400
*	United States Cellular Corp.	264,225	11,084,239
#	Verizon Communications, Inc.	8,542,208	255,155,753
Total Telecommunication Services			552,739,284

Utilities — (0.1%)
*	Reliant Energy, Inc.	911,951	4,641,831

TOTAL COMMON STOCKS			5,595,822,181

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $50,815,000 FHLMC 6.50%, 08/01/37, valued at $43,629,168) to be repurchased at $42,981,681	$42,981	42,981,000

		Shares
SECURITIES LENDING COLLATERAL — (17.4%)
§ @	DFA Short Term Investment Fund LP	1,179,835,087	1,179,835,087

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $12,803,828 FHLMC 5.500%, 07/01/37, valued at $11,463,642) to be repurchased at $11,130,018	$11,130	11,129,749

TOTAL SECURITIES LENDING COLLATERAL			1,190,964,836

TOTAL INVESTMENTS - (100.0%)
(Cost $9,690,644,879)##			$6,829,768,017

5

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.8%)
Consumer Discretionary — (11.3%)
* #	1-800-FLOWERS.COM, Inc.	117,556	$295,066
*	4Kids Entertainment, Inc.	220,452	368,155
* #	99 Cents Only Stores	860,786	7,213,387
*	A.C. Moore Arts & Crafts, Inc.	569,331	962,169
*	Acme Communications, Inc.	237,720	57,053
	Acme United Corp.	1,310	9,406
*	AFC Enterprises, Inc.	192,368	923,366
	Aldila, Inc.	56,447	217,321
*	Alloy, Inc.	604,186	3,002,804
* #	Ambassadors International, Inc.	141,166	73,406
* #	AMDL, Inc.	84,737	82,195
#	American Axle & Manufacturing Holdings, Inc.	901,019	982,111
*	American Biltrite, Inc.	820	1,230
#	American Greetings Corp. Class A	1,904,200	8,264,228
*	America’s Car-Mart, Inc.	74,324	675,605
*	AnnTaylor Stores Corp.	266,141	1,309,414
#	Arctic Cat, Inc.	189,614	813,444
	Ark Restaurants Corp.	12,793	133,303
	ArvinMeritor, Inc.	113,800	199,150
#	Asbury Automotive Group, Inc.	552,500	1,977,950
*	Audiovox Corp. Class A	390,974	1,763,293
* #	Avatar Holdings, Inc.	171,717	4,456,056
*	Bakers Footwear Group, Inc.	4,627	1,851
*	Ballantyne of Omaha, Inc.	274,812	398,477
	Barnes & Noble, Inc.	413,640	6,791,969
	Bassett Furniture Industries, Inc.	169,147	556,494
	Beasley Broadcast Group, Inc.	59,761	89,641
#	Beazer Homes USA, Inc.	187,686	193,317
	bebe Stores, Inc.	66,742	377,092
	Belo Corp.	3	6
*	Benihana, Inc.	74,333	173,939
*	Benihana, Inc. Class A	111,244	271,435
	Big 5 Sporting Goods Corp.	171,362	901,364
*	Birks & Mayors, Inc.	23,819	10,480
* #	BJ’s Restaurants, Inc.	194,452	2,158,417
#	Blockbuster, Inc. Class A	1,356,120	1,735,834
*	Blockbuster, Inc. Class B	809,828	680,256
*	Bluegreen Corp.	982,198	1,718,846
	Blyth, Inc.	411,245	1,402,345
	Bob Evans Farms, Inc.	1,322,901	23,230,142

1

#	Bon-Ton Stores, Inc.	143,348	195,670
	Books-A-Million, Inc.	260,870	610,436
	Bowl America, Inc. Class A	24,962	239,635
#	Boyd Gaming Corp.	141,964	682,847
#	Brookfield Homes Corp.	428,624	1,067,274
#	Brown Shoe Company, Inc.	606,698	2,845,414
	Brunswick Corp.	107,092	297,716
*	Build-A-Bear-Workshop, Inc.	284,231	1,193,770
	Building Materials Holding Corp.	53,642	24,675
* #	Cabela’s, Inc.	1,279,540	7,178,219
*	Cache, Inc.	134,970	252,394
* #	California Coastal Communities, Inc.	156,698	197,439
*	California Pizza Kitchen, Inc.	119,580	1,238,849
	Canterbury Park Holding Corp.	19,337	122,210
	Carmike Cinemas, Inc.	209,841	421,780
*	Carriage Services, Inc.	346,880	766,605
*	Carrols Restaurant Group, Inc.	8,987	28,848
*	Casual Male Retail Group, Inc.	468,283	177,948
*	Catalina Lighting, Inc.	21,540	1,400
	Cato Corp. Class A	10,262	135,766
*	Cavalier Homes, Inc.	220,832	300,332
*	Cavco Industries, Inc.	141,763	3,470,358
	Centex Corp.	1,272,997	10,833,204
* #	Champion Enterprises, Inc.	1,029,090	473,381
* ●	Championship Auto Racing Teams, Inc.	4,800	—
*	Charlotte Russe Holding, Inc.	177,485	914,048
* #	Charming Shoppes, Inc.	1,928,800	2,083,104
*	Chico’s FAS, Inc.	850,897	3,369,552
	Christopher & Banks Corp.	390,816	1,516,366
*	Chromcraft Revington, Inc.	15,752	4,489
	Churchill Downs, Inc.	34,067	1,175,652
	Cinemark Holdings, Inc.	139,557	1,103,896
#	Coachmen Industries, Inc.	261,955	379,835
	Coast Distribution System, Inc.	91,616	98,487
	Cobra Electronics Corp.	216,452	264,071
*	Coldwater Creek, Inc.	132,036	372,342
	Collectors Universe, Inc.	117,621	451,665
*	Comstock Homebuilding Companies, Inc.	9,500	2,660
*	Concord Camera Corp.	95,952	244,678
* #	Conn’s, Inc.	215,843	2,624,651
#	Cooper Tire & Rubber Co.	1,174,865	5,486,620
* #	Cosi, Inc.	174,752	57,493
* #	Cost Plus, Inc.	147,462	141,564
	Courier Corp.	18,037	283,361
* #	Cox Radio, Inc.	579,600	2,926,980
#	CPI Corp.	62,120	428,628
#	Cracker Barrel Old Country Store, Inc.	109,079	1,916,518
* #	Crown Media Holdings, Inc.	437,896	722,528
	CSS Industries, Inc.	270,150	4,098,175
*	Culp, Inc.	104,218	195,930
* #	Cumulus Media, Inc. Class A	843,114	1,450,156
*	Cybex International, Inc.	231,960	419,848
*	Cycle Country Accessories Corp.	75,312	31,631
	Decorator Industries, Inc.	17,364	13,197
*	DEI Holdings, Inc.	96,752	21,285
*	dELiA*s, Inc.	231,217	460,122
*	Delta Apparel, Inc.	182,960	713,544
*	Design Within Reach, Inc.	206,662	95,065

2

*	Destination Maternity Corp.	134,910	1,146,735
*	Diedrich Coffee, Inc.	15,901	5,565
	Dillards, Inc. Class A	313,890	1,365,421
#	DineEquity, Inc.	135,384	1,196,795
*	Dixie Group, Inc.	278,488	431,656
* #	Domino’s Pizza, Inc.	189,274	1,266,243
*	Dorman Products, Inc.	423,451	4,230,275
	Dover Motorsports, Inc.	319,398	495,067
* #	Drew Industries, Inc.	25,391	218,870
*	drugstore.com, Inc.	1,089,610	1,078,714
*	Duckwall-ALCO Stores, Inc.	97,600	858,880
	E.W. Scripps Co.	177,688	286,078
*	Einstein Noah Restaurant Group, Inc.	37,991	262,898
*	ELXSI Corp.	27,300	156,975
*	Emerson Radio Corp.	128,283	66,707
#	Emmis Communications Corp. Class A	1,035,650	300,338
* #	Empire Resorts, Inc.	1,800	2,106
* #	Enova Systems, Inc.	63,095	27,762
* #	Escala Group, Inc.	312,991	472,616
	Escalade, Inc.	23,649	11,824
*	Famous Dave’s of America, Inc.	58,261	178,279
	Federal Screw Works	3,125	3,359
	Finish Line, Inc. Class A	1,122,644	5,332,559
	Fisher Communications, Inc.	55,994	853,908
*	Flanigan’s Enterprises, Inc.	3,976	15,149
* #	Fleetwood Enterprises, Inc.	776,745	62,916
	Flexsteel Industries, Inc.	170,853	1,330,945
	Foot Locker, Inc.	2,110,046	15,529,939
	Footstar, Inc.	468,700	1,078,010
*	Franklin Covey Co.	322,233	1,324,378
*	Franklin Electronic Publishers, Inc.	69,820	61,442
*	Frederick’s of Hollywood Group	78,789	29,152
#	Fred’s, Inc.	906,485	9,300,536
	Frisch’s Restaurants, Inc.	26,183	563,196
*	Full House Resorts, Inc.	86,258	93,159
	Furniture Brands International, Inc.	1,054,362	2,161,442
*	GameTech International, Inc.	120,681	150,851
*	Gaming Partners International Corp.	78,836	540,815
* #	Gander Mountain Co.	281,042	578,947
*	Gaylord Entertainment Co.	75,217	797,300
* #	Genesco, Inc.	245,637	3,782,810
*	Gentek, Inc.	3,563	48,635
*	G-III Apparel Group, Ltd.	55,156	303,358
*	Global Entertainment Corp.	580	429
*	Gottschalks, Inc.	293,879	29,388
#	Gray Television, Inc.	1,415,707	467,183
	Gray Television, Inc. Class A	21,067	22,752
*	Great Wolf Resorts, Inc.	223,214	430,803
#	Group 1 Automotive, Inc.	543,660	5,420,290
*	Hampshire Group, Ltd.	41,080	146,861
#	Handleman Co.	659,277	92,299
*	Harris Interactive, Inc.	859,841	429,920
#	Harte-Hanks, Inc.	204,660	1,289,358
*	Hartmarx Corp.	431,022	11,853
*	Hastings Entertainment, Inc.	328,256	837,053

3

#	Haverty Furniture Co., Inc.	547,000	4,386,940
	Haverty Furniture Co., Inc. Class A	1,262	10,071
*	Hayes Lemmerz International, Inc.	1,093,166	98,385
	Hearst-Argyle Television, Inc.	188,845	744,049
	Heelys, Inc.	60,428	123,273
*	Helen of Troy, Ltd.	682,954	7,150,528
*	Hollywood Media Corp.	715,381	701,073
	Hooker Furniture Corp.	7,894	63,784
* #	Hot Topic, Inc.	244,503	2,088,056
* #	Hovnanian Enterprises, Inc. Class A	962,230	1,626,169
*	Iconix Brand Group, Inc.	182,602	1,510,119
*	ILX Resorts, Inc.	49,317	26,138
	Interface, Inc. Class A	46,130	188,210
*	Interstate Hotels & Resorts, Inc.	358,001	179,000
*	Isle of Capri Casinos, Inc.	490,382	1,387,781
*	J. Alexander’s Corp.	103,200	258,000
	Jackson Hewitt Tax Service, Inc.	299,750	3,968,690
*	Jaclyn, Inc.	40,909	130,091
* #	JAKKS Pacific, Inc.	863,920	15,844,293
* #	Jarden Corp.	1,990,911	20,765,202
*	Jennifer Convertibles, Inc.	79,107	27,687
* #	Jo-Ann Stores, Inc.	797,052	10,178,354
	Johnson Outdoors, Inc.	186,620	1,416,446
	Jones Apparel Group, Inc.	1,689,828	5,846,805
	Journal Communications, Inc. Class A	178,855	320,150
#	KB HOME	964,444	10,290,617
	Kenneth Cole Productions, Inc. Class A	403,745	2,579,931
	Kimball International, Inc. Class B	386,389	2,662,220
* #	Kirkland’s, Inc.	374,768	985,640
* #	Knology, Inc.	280,441	1,318,073
*	Kona Grill, Inc.	63,930	108,681
* #	Krispy Kreme Doughnuts, Inc.	486,964	676,880
#	K-Swiss, Inc. Class A	166,639	1,786,370
	LaCrosse Footwear, Inc.	3,138	33,765
*	Lakeland Industries, Inc.	137,185	1,057,696
*	Lakes Entertainment, Inc.	300,664	889,965
#	Landry’s Restaurants, Inc.	658,635	4,254,782
*	Lazare Kaplan International, Inc.	134,961	499,356
#	La-Z-Boy, Inc.	902,969	875,880
#	Lee Enterprises, Inc.	452,502	140,276
	Lennar Corp. Class A	102,710	789,840
#	Libbey, Inc.	512,233	635,169
*	Liberty Media Holding Corp. Capital Class A	73,578	403,943
*	Liberty Media Holding Corp. Capital Class B	2,989	14,706
* #	Life Time Fitness, Inc.	89,500	1,325,495
	Lifetime Brands, Inc.	179,888	314,804
*	LIN TV Corp.	481,474	337,032
#	Lithia Motors, Inc. Class A	323,968	991,342
*	Live Nation, Inc.	638,455	3,339,120
	Liz Claiborne, Inc.	231,496	509,291
* #	Lodgenet Entertainment Corp.	301,459	286,386
*	Lodgian, Inc.	359,119	664,370
*	Luby’s, Inc.	358,080	1,625,683
#	M/I Homes, Inc.	84,168	744,045
*	Mace Security International, Inc.	183,086	137,314

4

* #	Magna Entertainment Corp.	4,219	3,122
* #	MarineMax, Inc.	345,285	607,702
* #	Martha Stewart Living Omnimedia, Inc.	15,754	36,864
*	McCormick & Schmick’s Seafood Restaurants, Inc.	50,913	179,723
	McRae Industries, Inc. Class A	30,453	385,230
#	MDC Holdings, Inc.	191,888	5,879,448
*	Meade Instruments Corp.	319,186	54,262
#	Media General, Inc. Class A	507,295	989,225
*	Mediacom Communications Corp.	216,570	1,169,478
*	Merisel, Inc.	3,600	2,700
*	Meritage Homes Corp.	722,687	7,964,011
*	Midas, Inc.	18,739	163,966
	Modine Manufacturing Co.	667,263	1,828,301
	Monaco Coach Corp.	493,046	285,967
*	Monarch Casino & Resort, Inc.	37,274	381,686
* #	Morgans Hotel Group	326,297	1,190,984
*	Morton’s Restaurant Group, Inc.	55,811	100,460
*	Motorcar Parts of America, Inc.	26,701	122,825
	Movado Group, Inc.	335,481	2,576,494
* #	MTR Gaming Group, Inc.	410,212	615,318
*	Multimedia Games, Inc.	365,250	624,577
#	National CineMedia, Inc.	54,126	545,590
	National Presto Industries, Inc.	94,326	6,333,048
	Nautilus Group, Inc.	185,759	258,205
*	Navarre Corp.	239,833	115,120
*	Nevada Gold & Casinos, Inc.	152,348	117,308
	New Frontier Media, Inc.	308,544	509,098
*	New Motion, Inc.	105,027	115,530
*	New York & Co., Inc.	59,600	118,008
*	Nitches, Inc.	7,827	1,800
*	Nobel Learning Communities, Inc.	17,785	240,809
	Nobility Homes, Inc.	1,782	13,561
#	Noble International, Ltd.	278,117	91,779
*	NTN Communications, Inc.	161,432	27,443
#	Nutri/System, Inc.	100,704	1,298,075
*	Office Depot, Inc.	356,529	770,103
	OfficeMax, Inc.	572,547	3,154,734
*	Orange 21, Inc.	1,559	1,200
*	Orbitz Worldwide, Inc.	50,628	151,884
#	Orleans Homebuilders, Inc.	131,309	157,571
	O’Charleys, Inc.	384,581	961,452
*	Outdoor Channel Holdings, Inc.	173,338	1,055,628
	Oxford Industries, Inc.	276,963	1,844,574
*	P & F Industries, Inc. Class A	6,906	8,978
* #	Pacific Sunwear of California, Inc.	342,029	427,536
* #	Palm Harbor Homes, Inc.	248,545	879,849
*	PC Mall, Inc.	18,541	73,608
#	Penske Automotive Group, Inc.	2,124,114	15,760,926
*	Perry Ellis International, Inc.	435,339	1,671,702
	Phillips-Van Heusen Corp.	276,950	5,267,589
*	Phoenix Footwear Group, Inc.	109,276	33,876
#	Pier 1 Imports, Inc.	636,460	222,761
* #	Pinnacle Entertainment, Inc.	359,900	2,440,122
* #	Playboy Enterprises, Inc. Class A	14,464	44,838
* #	Playboy Enterprises, Inc. Class B	399,506	691,145

5

* #	PokerTek, Inc.	46,506	53,482
*	Pomeroy IT Solutions, Inc.	205,838	619,572
* #	Premier Exhibitions, Inc.	322,943	364,926
	PRIMEDIA, Inc.	464,958	827,625
*	Proliance International, Inc.	179,022	91,301
*	Q.E.P. Co., Inc.	42,317	54,166
*	Quantum Fuel Systems Technologies Worldwide, Inc.	418,216	359,666
*	Quiksilver, Inc.	567,379	1,191,496
*	Radio One, Inc. Class D	971,665	330,366
*	Rainmaker Systems, Inc.	230,658	228,351
*	RC2 Corp.	310,699	1,805,161
	RCN Corp.	281,113	1,034,496
* #	Reading International, Inc. Class A	235,518	812,537
*	Reading International, Inc. Class B	26,660	104,640
*	Red Lion Hotels Corp.	546,302	1,218,253
*	Red Robin Gourmet Burgers, Inc.	179,555	2,186,980
*	Regent Communications, Inc.	663,322	112,765
	Regis Corp.	979,155	11,015,494
* #	Rent-A-Center, Inc.	124,250	1,845,112
*	Retail Ventures, Inc.	789,138	1,886,040
*	Rex Stores Corp.	242,450	1,406,210
*	Rick’s Cabaret International, Inc.	99,867	397,471
*	Riviera Holdings Corp.	16,400	45,264
* #	Rockford Corp.	250,500	135,270
* #	Rocky Brands, Inc.	94,210	325,024
*	Rubio’s Restaurants, Inc.	57,208	205,949
#	Ruby Tuesday, Inc.	227,355	281,920
	Russ Berrie & Co., Inc.	163,918	280,300
*	Ruth’s Hospitality Group, Inc.	198,477	224,279
#	Ryland Group, Inc.	837,760	13,069,056
*	S&K Famous Brands, Inc.	76,900	7,305
*	Saga Communications, Inc.	116,718	515,895
#	Saks, Inc.	208,362	525,072
	Salem Communications Corp.	85,812	84,096
#	Sauer-Danfoss, Inc.	36,788	277,382
*	Schieb (Earl), Inc.	73,900	48,404
#	Scholastic Corp.	1,773,991	19,336,502
*	Sealy Corp.	86,805	160,589
#	Service Corp. International	1,482,116	6,743,628
	Shiloh Industries, Inc.	200,218	460,501
*	Shoe Carnival, Inc.	383,391	3,009,619
*	Shuffle Master, Inc.	200,465	679,576
*	Silverleaf Resorts, Inc.	112,636	92,362
	Sinclair Broadcast Group, Inc. Class A	585,995	1,084,091
*	Six Flags, Inc.	1,473,327	441,998
*	Skechers U.S.A., Inc. Class A	275,527	2,744,249
	Skyline Corp.	151,972	3,051,598
* #	Smith & Wesson Holding Corp.	195,374	461,083
	Sonesta International Hotels Corp. Class A	9,266	97,015
* #	Sonic Corp.	179,674	1,750,025
#	Sotheby’s Class A	115,600	1,004,564
* #	Source Interlink Companies, Inc.	1,431,874	157,506
*	Spanish Broadcasting System, Inc.	360,982	61,367
	Spartan Motors, Inc.	384,077	1,666,894
	Speedway Motorsports, Inc.	122,324	1,766,359

6

*	Sport Chalet, Inc. Class A	103,179	36,113
*	Sport Chalet, Inc. Class B	13,427	10,473
*	Sport-Haley, Inc.	61,900	20,427
	Stage Stores, Inc.	791,931	5,662,307
*	Stamps.com, Inc.	36,689	300,116
	Standard Motor Products, Inc.	328,201	771,272
	Standard Pacific Corp.	576,992	813,559
	Stanley Furniture, Inc.	53,969	423,657
	Star Buffet, Inc.	7,100	13,135
	Stein Mart, Inc.	444,231	519,750
*	Steinway Musical Instruments, Inc.	193,653	2,238,629
#	Stewart Enterprises, Inc.	2,838,334	9,707,102
*	Stoneridge, Inc.	453,083	888,043
	Strattec Security Corp.	9,335	91,483
	Sturm Ruger & Co., Inc.	55,891	369,440
#	Superior Industries International, Inc.	624,459	6,413,194
	Superior Uniform Group, Inc.	137,600	1,098,048
*	Syms Corp.	371,865	2,149,380
	Talbots, Inc.	121,200	246,036
	Tandy Brand Accessories, Inc.	200,326	310,505
*	Tandy Leather Factory, Inc.	135,035	227,534
* #	Tarragon Corp.	28,990	609
*	Tenneco Automotive, Inc.	167,423	308,058
* #	The Dress Barn, Inc.	113,814	981,077
#	The Marcus Corp.	558,579	5,770,121
#	The Men’s Wearhouse, Inc.	583,855	6,801,911
	The Pep Boys - Manny, Moe & Jack	1,232,223	3,561,124
*	The Sports Club Co., Inc.	113,300	79,310
*	The Steak n Shake Co.	538,768	3,081,753
* #	The Walking Co Holdings, Inc.	24,077	62,841
*	The Wet Seal, Inc. Class A	122,205	318,955
*	Town Sports International Holdings, Inc.	37,606	74,460
*	Trans World Entertainment Corp.	634,084	519,949
* #	Trump Entertainment Resorts, Inc.	324,387	74,609
*	TRW Automotive Holdings Corp.	49,100	151,719
*	Tuesday Morning Corp.	40,682	48,005
*	Tween Brands, Inc.	205,663	553,233
*	Unifi, Inc.	1,316,483	2,422,329
	Unifirst Corp.	327,100	8,583,104
* #	Universal Technical Institute, Inc.	100,994	1,770,425
*	Valassis Communications, Inc.	273,600	350,208
*	ValueVision Media, Inc. Class A	191,965	47,031
* #	VCG Holding Corp.	205,317	324,401
	Virco Manufacturing Corp.	8,399	17,638
	Visteon Corp.	1,121,079	156,951
* #	Volcom, Inc.	119,207	988,226
*	Voyager Learning Co.	103,000	154,500
*	Warnaco Group, Inc.	170,183	3,852,943
*	Wells-Gardner Electronics Corp.	95,331	60,059
* #	West Marine, Inc.	323,291	1,648,784
*	Westwood One, Inc.	557,704	37,924
	Williams-Sonoma, Inc.	17,654	139,820
#	Winnebago Industries, Inc.	203,595	1,125,880
* #	Woodbridge Holdings Corp.	13,441	11,962
*	WPT Enterprises, Inc.	144,012	48,964
*	Xerium Technologies, Inc.	408	200
* #	Zale Corp.	1,488,264	1,845,447
* #	Zumiez, Inc.	98,938	707,407
Total Consumer Discretionary			566,095,878

7

Consumer Staples — (3.6%)
*	Alliance One International, Inc.	742,392	1,781,741
#	American Italian Pasta Co.	602,170	14,223,255
	Andersons, Inc.	25,342	415,355
	B&G Foods, Inc.	197,763	917,620
*	Bare Escentuals, Inc.	120,697	438,130
*	Bridgford Foods Corp.	39,944	158,977
*	Cagle’s, Inc. Class A	117,292	234,584
*	Caribou Coffee Co.	4,542	6,813
	CCA Industries, Inc.	30,017	92,452
*	Central Garden & Pet Co.	445,453	2,690,536
*	Central Garden & Pet Co. Class A	673,553	4,041,318
#	Chiquita Brands International, Inc.	383,903	5,366,964
	Coffee Holding Co., Inc.	3,123	2,779
*	Collective Brands, Inc.	327,314	3,492,440
*	Craft Brewers Alliance, Inc.	227,240	286,322
*	Cuisine Solutions, Inc.	182,878	117,042
	Del Monte Foods Co.	2,191,479	14,595,250
#	Farmer Brothers Co.	132,817	2,704,154
	Golden Enterprises, Inc.	15,515	35,684
#	Great Atlantic & Pacific Tea, Inc.	100,016	712,114
	Griffin Land & Nurseries, Inc. Class A	36,054	1,238,455
* #	Hain Celestial Group, Inc.	1,303,172	19,834,278
#	Imperial Sugar Co.	286,881	3,258,968
	Ingles Market, Inc. Class A	30,260	431,508
*	Integrated Biopharma, Inc.	154,575	35,552
*	Katy Industries, Inc.	130,300	149,845
#	Mannatech, Inc.	311,857	838,895
*	Maui Land & Pineapple Co., Inc.	33,898	312,879
* #	Medifast, Inc.	20,016	154,924
	MGP Ingredients, Inc.	329,986	182,152
*	Monterey Pasta Co.	632,725	506,180
	Nash-Finch Co.	191,984	8,261,072
*	National Beverage Corp.	9,944	86,612
*	Natural Alternatives International, Inc.	83,770	510,997
* #	Natural Health Trends Corp.	16,052	4,816
	Oil-Dri Corp. of America	109,332	1,754,779
*	Omega Protein Corp.	271,718	1,037,963
*	Pantry, Inc.	251,900	4,189,097
*	Parlux Fragrances, Inc.	432,317	1,210,488
*	Prestige Brands Holdings, Inc.	838,348	5,323,510
	PriceSmart, Inc.	239,376	3,901,829
	Reddy Ice Holdings, Inc.	104,580	169,420
	Reliv’ International, Inc.	65,907	313,058
*	Revlon, Inc.	33,702	199,179
* #	Sanfilippo (John B.) & Son, Inc.	154,804	851,422
*	Scheid Vineyards, Inc.	6,720	164,640
*	Schiff Nutrition International, Inc.	83,098	399,701
	Scope Industries	8,100	850,500
	Seaboard Corp.	18,484	18,576,420

8

*	Seneca Foods Corp. Class A	12,724	258,933
*	Seneca Foods Corp. Class B	22,816	544,162
*	Spectrum Brands, Inc.	827,129	37,221
*	Star Scientific, Inc.	447,565	1,476,964
	Tasty Baking Co.	115,774	474,673
	The Stephan Co.	56,795	132,048
* #	TreeHouse Foods, Inc.	353,472	9,328,126
#	Universal Corp.	696,553	21,300,591
*	Vermont Pure Holdings, Ltd.	36,233	25,001
	Weis Markets, Inc.	81,960	2,549,776
* #	Winn-Dixie Stores, Inc.	1,068,440	14,680,366
*	Zapata Corp.	386,323	2,491,783
Total Consumer Staples			180,362,313

Energy — (4.1%)
	Adams Resources & Energy, Inc.	75,408	1,328,312
*	Allis-Chalmers Energy, Inc.	300,889	1,083,200
	Alon USA Energy, Inc.	134,695	1,589,401
*	American Oil & Gas, Inc.	548,999	450,179
* #	ATP Oil & Gas Corp.	80,496	359,817
* #	Aventine Renewable Energy Holdings, Inc.	74,567	34,301
	Barnwell Industries, Inc.	53,778	286,099
*	Basic Energy Services, Inc.	590,356	5,667,418
#	Berry Petroleum Corp. Class A	52,948	389,697
* #	Bill Barret Corp.	133,700	2,956,107
*	Boots & Coots International Well Control, Inc.	42,346	43,616
*	Brigham Exploration Co.	1,003,677	2,509,192
* #	Bristow Group, Inc.	596,400	14,426,916
* #	Bronco Drilling Co., Inc.	423,108	2,234,010
* #	Cal Dive International, Inc.	149,316	946,663
*	Callon Petroleum Co.	753,979	1,590,896
*	Catalytica Energy Systems, Inc.	33,158	15,916
*	Complete Production Services, Inc.	395,737	2,536,674
* #	Comstock Resources, Inc.	55,765	2,126,319
	Crosstex Energy, Inc.	83,733	277,994
*	Crusader Energy Group, Inc.	258,751	212,176
*	Dawson Geophysical Co.	8,096	128,969
	Delek US Holdings, Inc.	190,392	1,323,224
*	Delta Petroleum Corp.	61,434	266,624
* #	Dune Energy, Inc.	476,253	71,438
* #	Edge Petroleum Corp.	480,938	86,569
*	Encore Acquisition Co.	716,815	19,483,032
*	Endeavour International Corp.	1,125,332	776,479
*	Energy Partners, Ltd.	222,326	257,898
* #	Evergreen Energy, Inc.	15,251	9,151
*	Evolution Petroleum Corp.	72,495	108,742
* #	Gasco Energy, Inc.	972,957	408,642
* #	General Maritime Corp.	239,522	2,543,724
*	Geokinetics, Inc.	7,381	24,283
*	Geomet, Inc.	100,260	125,325
*	GeoResources, Inc.	75,230	540,151
	Gulf Island Fabrication, Inc.	2,553	32,142
*	Gulfmark Offshore, Inc.	28,225	675,706
*	Gulfport Energy Corp.	524,579	2,009,138
* #	Harvest Natural Resources, Inc.	573,600	2,294,400

9

* #	Helix Energy Solutions Group, Inc.	150,822	776,733
*	Hercules Offshore, Inc.	107,733	400,767
*	HKN, Inc.	42,259	113,677
*	Hornbeck Offshore Services, Inc.	36,300	643,962
* #	Hyperdynamics Corp.	33,900	17,967
* #	International Coal Group, Inc.	295,744	715,700
*	Key Energy Group, Inc.	108,073	368,529
*	Kodiak Oil & Gas Corp.	175,000	59,500
* #	Mariner Energy, Inc.	230,648	2,283,415
*	Matrix Service Co.	6,929	36,654
*	Meridian Resource Corp.	1,593,013	493,834
*	Mexco Energy Corp.	19,014	200,027
*	Mitcham Industries, Inc.	64,572	233,751
*	Natural Gas Services Group	63,087	539,394
*	New Concept Energy, Inc.	674	2,325
*	Newpark Resources, Inc.	1,254,945	5,283,318
* #	Northern Oil & Gas, Inc.	11,340	35,834
*	Oil States International, Inc.	519	9,503
*	OMNI Energy Services Corp.	191,331	221,944
#	Overseas Shipholding Group, Inc.	583,703	20,838,197
* #	Pacific Ethanol, Inc.	513,260	282,293
*	Parallel Petroleum Corp.	227,203	549,831
*	Parker Drilling Co.	1,348,392	2,858,591
*	Petroleum Development Corp.	16,400	282,900
*	PHI, Inc. Non-Voting	300,287	3,609,450
*	Pioneer Drilling Co.	1,949,872	9,690,864
*	PowerSecure International, Inc.	443,992	1,744,889
#	Precision Drilling Trust	42,290	210,181
*	Quest Resource Corp.	73,896	28,819
* #	Rentech, Inc.	1,295,329	893,777
*	Rex Energy Corp.	20,357	48,653
* #	Royale Energy, Inc.	13,927	32,589
* #	SEACOR Holdings, Inc.	288,853	18,786,999
*	Stone Energy Corp.	1,045,413	8,969,644
* #	SulphCo, Inc.	809,627	461,487
*	Superior Well Services, Inc.	122,878	1,129,249
*	Swift Energy Corp.	693,500	10,624,420
*	T-3 Energy Services, Inc.	108,999	1,389,737
#	Tesoro Petroleum Corp.	44,800	771,904
*	TETRA Technologies, Inc.	68,800	357,072
*	TGC Industries, Inc.	149,225	340,233
* #	Toreador Resources Corp.	167,477	398,595
* #	Trico Marine Services, Inc.	242,859	1,510,583
* #	Tri-Valley Corp.	268,254	362,143
* #	TXCO Resources, Inc.	444,650	715,886
*	Union Drilling, Inc.	105,327	482,398
*	Uranium Resources, Inc.	165,548	114,890
#	USEC, Inc.	2,759,917	14,047,978
*	Venoco, Inc.	99,222	294,689
*	VeraSun Energy Corp.	166,664	11,333
* #	Verenium Corp.	583,768	718,035
#	W&T Offshore, Inc.	131,900	1,657,983
*	Warren Resources, Inc.	611,676	1,101,017
	Western Refining, Inc.	361,649	4,216,827
*	Westmoreland Coal Co.	103,561	947,583
*	Whiting Petroleum Corp.	431,763	12,521,127
Total Energy			207,670,220

10

Financials — (23.5%)
*	1st Constitution Bancorp	740	5,176
	1st Source Corp.	602,841	10,730,570
	21st Century Holding Co.	87,132	367,697
	Abigail Adams National Bancorp, Inc.	14,977	28,456
	Abington Bancorp, Inc.	291,254	2,053,341
	Access National Corp.	22,258	94,596
	Advance America Cash Advance Centers, Inc.	266,009	375,073
	Advanta Corp. Class A	184,338	110,603
	Advanta Corp. Class B	908,610	708,716
	Affirmative Insurance Holdings, Inc.	70,678	103,190
	Alliance Financial Corp.	28,706	534,219
	Amcore Financial, Inc.	177,976	247,387
	Ameriana Bancorp	34,757	168,224
	American Bancorp of New Jersey, Inc.	124,652	1,328,790
#	American Equity Investment Life Holding Co.	897,288	6,002,857
*	American Independence Corp.	32,537	135,679
	American National Bankshares, Inc.	16,734	259,544
	American Physicians Capital, Inc.	285,722	12,148,899
	American Physicians Services Group, Inc.	35,600	747,600
	American River Bankshares	71,338	713,380
#	American West Bancorporation	140,384	105,288
* #	AmeriCredit Corp.	1,854,260	8,733,565
	Ameris Bancorp	197,539	1,513,149
	AmeriServe Financial, Inc.	286,676	524,617
	AmTrust Financial Services, Inc.	23,076	189,454
#	Anchor Bancorp Wisconsin, Inc.	515,837	1,041,991
*	Argo Group International Holdings, Ltd.	720,823	22,424,804
	ASB Financial Corp.	10,400	129,740
	Asset Acceptance Capital Corp.	73,966	309,918
#	ASTA Funding, Inc.	193,976	345,277
*	Atlantic American Corp.	238,075	228,552
	Atlantic Coast Federal Corp.	70,884	302,675
#	Atlantic Southern Financial Group, Inc.	2,567	16,044
* #	B of I Holding, Inc.	69,911	314,599
	Baldwin & Lyons, Inc. Class A	400	6,380
	Baldwin & Lyons, Inc. Class B	367,398	6,168,612
*	Bancinsurance Corp.	75,970	300,081
	Bancorp Rhode Island, Inc.	14,811	290,592
#	BancTrust Financial Group, Inc.	73,701	653,728
	Bank Mutual Corp.	110,173	972,828
	Bank of Commerce Holdings	16,599	65,566
*	Bank of Florida Corp.	94,850	293,086
	Bank of Granite Corp.	239,616	752,394
#	BankAtlantic Bancorp, Inc.	190,336	441,580
	BankFinancial Corp.	488,166	4,701,039
#	BankUnited Financial Corp. Class A	63,786	16,584
#	Banner Corp.	423,903	1,335,294
	Bar Harbor Bankshares	3,777	96,238
*	Beach First National Bancshares, Inc.	59,312	161,329
	Benjamin Franklin Bancorp, Inc.	39,891	431,621
	Berkshire Bancorp, Inc.	8,441	40,432

11

#	Berkshire Hills Bancorp, Inc.	334,749	7,873,296
*	Beverly Hills Bancorp, Inc.	524,495	63,988
*	BNCCORP, Inc.	30,988	216,916
*	BNS Holding, Inc.	45,855	235,007
#	Boston Private Financial Holdings, Inc.	1,636,049	7,705,791
*	Bridge Capital Holdings	27,486	141,553
#	Brookline Bancorp, Inc.	2,189,848	21,175,830
	Brunswick Bancorp	1,200	10,590
	C&F Financial Corp.	8,892	133,380
#	Cadence Financial Corp.	83,580	361,901
	California First National Bancorp	115,380	943,808
	Camco Financial Corp.	73,966	139,796
	Capital Bank Corp.	42,694	181,449
#	Capital Corp. of the West	156,921	120,829
	Capital Southwest Corp.	28,974	2,655,757
#	Capitol Bancorp, Ltd.	466,564	2,804,050
	Cardinal Financial Corp.	562,414	3,121,398
	Carrollton Bancorp	9,458	58,829
	Carver Bancorp, Inc.	11,984	58,242
	Cascade Financial Corp.	40,914	127,243
#	Cathay General Bancorp	616,716	7,832,293
	Center Bancorp, Inc.	500	3,655
	Center Financial Corp.	398,892	1,914,682
	Centerstate Banks of Florida, Inc.	16,551	225,756
	Central Bancorp, Inc.	2,324	11,388
*	Central Jersey Bancorp	9,799	66,241
	Central Pacific Financial Corp.	182,168	1,225,991
	Central Virginia Bankshares, Inc.	10,335	51,365
	Centrue Financial Corp.	53,598	281,389
	Century Bancorp, Inc. Class A	600	10,110
	CFS Bancorp, Inc.	198,948	465,538
#	Chemical Financial Corp.	819,426	18,682,913
*	Chicopee Bancorp, Inc.	12,755	141,708
	CIT Group, Inc.	106,933	298,343
	Citizens Community Bancorp, Inc.	33,585	231,065
	Citizens First Bancorp, Inc.	143,630	179,537
	Citizens First Corp.	2,750	11,858
	Citizens Republic Bancorp, Inc.	220,367	253,422
	Citizens South Banking Corp.	114,352	471,130
* #	Citizens, Inc.	265,531	2,164,078
*	CNA Surety Corp.	1,188,724	19,673,382
#	CoBiz Financial, Inc.	120,157	570,746
	Codorus Valley Bancorp, Inc.	3,797	28,477
	Columbia Banking System, Inc.	407,133	3,623,484
	Commonwealth Bankshares, Inc.	56,951	347,401
* #	Community Bancorp	74,660	201,582
#	Community Bank System, Inc.	757,479	13,596,748
	Community Capital Corp.	8,738	53,651
	Community Central Bank Corp.	1	2
	Community Trust Bancorp, Inc.	42,120	1,178,096
	Community West Bancshares	18,840	70,650
	Compass Diversified Holdings	262,163	2,833,982
* #	CompuCredit Corp.	446,917	1,430,134
*	Conseco, Inc.	148,007	344,856
*	Consumer Portfolio Services, Inc.	448,827	237,878

12

	Cooperative Bankshares, Inc.	20,652	24,266
*	Core-Mark Holding Co., Inc.	218,364	4,004,796
#	Corus Bankshares, Inc.	462,802	513,710
*	Cowen Group, Inc.	80,406	462,334
*	Cowlitz Bancorporation	10,908	63,812
*	Crescent Financial Corp.	38,669	135,728
*	Dearborn Bancorp, Inc.	60,066	118,030
	Delphi Financial Group, Inc. Class A	1,497,269	22,713,571
	Donegal Group, Inc. Class A	606,342	8,500,915
	Donegal Group, Inc. Class B	54,232	817,005
*	Doral Financial Corp.	7,695	39,321
* #	E*TRADE Financial Corp.	624,852	712,331
#	East West Bancorp, Inc.	742,323	7,044,645
	Eastern Insurance Holdings, Inc.	86,739	906,423
	Eastern Virginia Bankshares, Inc.	12,878	127,557
	ECB Bancorp, Inc.	5,318	87,614
* #	eHealth, Inc.	6,050	83,611
	EMC Insurance Group, Inc.	381,830	7,415,139
*	Encore Bancshares, Inc.	56,029	252,691
*	Encore Capital Group, Inc.	506,994	2,666,788
	Enterprise Bancorp, Inc.	1,750	17,062
	Enterprise Financial Services Corp.	93,189	978,484
	Epoch Holding Corp.	98,827	605,810
	ESB Financial Corp.	43,759	481,349
#	ESSA Bancorp, Inc.	143,706	1,917,038
#	F.N.B. Corp.	686,915	5,433,498
#	Farmers Capital Bank Corp.	26,343	486,819
	FBL Financial Group, Inc. Class A	721,200	7,435,572
* #	FCStone Group, Inc.	70,353	270,859
	Federal Agriculture Mortgage Corp. Class A	1,011	2,780
#	Federal Agriculture Mortgage Corp. Class C	126,170	418,884
*	Federal Trust Corp.	1,292	969
	Fidelity Bancorp, Inc.	14,372	105,059
	Fidelity Southern Corp.	15,897	47,532
#	Financial Federal Corp.	29,993	651,448
	Financial Institutions, Inc.	206,617	1,727,318
*	First Acceptance Corp.	683,457	1,920,514
	First Advantage Bancorp	13,215	134,132
	First Bancorp	70,000	497,700
	First Bancorp of Indiana, Inc.	5,430	44,119
	First Bancorp, Inc.	19,161	305,235
	First Bancshares, Inc.	23,243	301,927
*	First Bank of Delaware	70,003	87,504
	First Busey Corp.	197,455	1,727,731
	First Business Financial Services, Inc.	14,937	188,206
	First Citizens BancShares, Inc.	29,960	4,190,206
	First Defiance Financial Corp.	169,833	1,166,753
	First Federal Bancshares of Arkansas, Inc.	126,340	915,965
	First Federal Bankshares, Inc.	3,225	4,741
	First Federal of Northern Michigan Bancorp, Inc.	31,310	37,572
	First Financial Corp.	299,326	9,922,657
	First Financial Holdings, Inc.	15,269	231,173
	First Financial Northwest, Inc.	35,031	303,368
	First Financial Service Corp.	5,931	59,073
	First Franklin Corp.	11,298	40,899

13

*	First Investors Financial Services Group, Inc.	118,400	313,760
*	First Keystone Financial, Inc.	45,168	295,850
	First M&F Corp.	50,623	313,863
* #	First Mariner Bancorp, Inc.	16,843	14,990
	First Merchants Corp.	547,473	8,584,377
*	First Mercury Financial Corp.	3,607	39,857
	First Midwest Bancorp, Inc.	97,936	979,360
* #	First National Bancshares, Inc.	2,932	6,421
#	First Niagara Financial Group, Inc.	3,619,455	47,270,082
	First PacTrust Bancorp, Inc.	68,032	544,256
	First Place Financial Corp.	297,380	853,481
* #	First Regional Bancorp	304,399	974,077
	First Security Group, Inc.	171,020	747,357
	First State Bancorporation	114,649	112,356
	First State Financial Corp.	17,751	23,609
	First United Corp.	54,683	664,398
	First West Virginia Bancorp, Inc.	6,526	55,145
	Firstbank Corp.	72,676	472,400
* #	FirstCity Financial Corp.	111,176	331,304
* #	FirstFed Financial Corp.	47,780	40,613
#	Flagstar Bancorp, Inc.	959,380	575,628
#	Flushing Financial Corp.	272,080	2,154,874
	FNB United Corp.	53,340	156,286
	Forest City Enterprises, Inc. Class A	56,977	385,165
* #	Forestar Group, Inc.	29,843	332,749
*	FPIC Insurance Group, Inc.	292,396	11,382,976
*	Franklin Credit Management Corp.	28,572	13,000
#	Frontier Financial Corp.	229,358	405,964
	German American Bancorp, Inc.	122,223	1,356,675
*	Golfsmith International Holdings, Inc.	122	100
#	Great Southern Bancorp, Inc.	106,585	1,129,801
#	Greene Bancshares, Inc.	148,914	1,472,759
	Grubb & Ellis Co.	412,135	259,645
	GS Financial Corp.	500	6,070
* #	Guaranty Bancorp	606,993	922,629
	Guaranty Federal Bancshares, Inc.	28,013	156,873
#	Habersham Bancorp	4,180	14,797
*	Hallmark Financial Services, Inc.	112,323	869,380
	Hampden Bancorp, Inc.	1,329	11,509
* #	Hampton Roads Bankshares, Inc.	185,447	1,587,426
	Hanmi Financial Corp.	389,963	744,829
	Harleysville Group, Inc.	1,021,377	29,047,962
	Harleysville National Corp.	438,132	4,079,009
	Harleysville Savings Financial Corp.	13,468	164,848
	Harrington West Financial Group, Inc.	18,011	36,022
*	Harris & Harris Group, Inc.	258,162	906,149
	Hawthorn Bancshares, Inc.	17,070	256,221
	Heartland Financial USA, Inc.	3,123	43,004
	Hercules Technology Growth Capital, Inc.	765,714	5,000,112
	Heritage Commerce Corp.	201,545	1,453,139
	Heritage Financial Corp.	18,055	220,813
	HF Financial Corp.	100,975	1,191,505
*	Hilltop Holdings, Inc.	258,124	2,581,240
	Hingham Institution for Savings	2,657	67,222
	HMN Financial, Inc.	98,439	296,301

14

	Home Federal Bancorp, Inc.	139,323	1,252,514
	HopFed Bancorp, Inc.	1,300	12,610
	Horace Mann Educators Corp.	837,642	7,831,953
#	Horizon Financial Corp.	55,424	135,789
	Huntington Bancshares, Inc.	34,443	99,196
	IBERIABANK Corp.	270,287	11,457,466
	Imperial Capital Bancorp, Inc.	73,742	67,843
#	Independence Holding Co.	149,782	449,346
	Independent Bank Corp.	201,613	320,565
	Indiana Community Bancorp	17,843	212,510
	Infinity Property & Casualty Corp.	592,126	22,737,638
	Integra Bank Corp.	192,005	309,128
*	International Assets Holding Corp.	1,733	11,698
	Intervest Bancshares Corp.	142,536	534,510
	Investors Title Co.	31,417	1,055,454
#	Irwin Financial Corp.	475,232	1,135,804
*	Jacksonville Bancorp, Inc.	650	6,012
	Jefferson Bancshares, Inc.	27,244	210,324
#	Jones Lang LaSalle, Inc.	27,400	646,914
	K-Fed Bancorp	16,910	135,280
*	Knight Capital Group, Inc.	1,116,806	20,136,012
* #	LaBranche & Co., Inc.	659,590	4,524,787
#	Lakeland Bancorp, Inc.	195,809	1,529,268
#	LandAmerica Financial Group, Inc.	107,342	6,065
	Landmark Bancorp, Inc.	12,453	219,360
	Legacy Bancorp, Inc.	130,684	1,308,147
	LNB Bancorp, Inc.	25,738	146,707
*	LoopNet, Inc.	103,420	672,230
	LSB Corp.	62,229	487,875
	LSB Financial Corp.	12,477	135,999
	Macatawa Bank Corp.	362,570	982,565
#	MainSource Financial Group, Inc.	462,521	4,518,830
*	Market Leader, Inc.	12,446	21,967
*	MarketAxess Holdings, Inc.	346,712	2,676,617
*	Marlin Business Services, Inc.	223,918	888,954
	Mayflower Bancorp, Inc.	3,701	21,281
	MB Financial, Inc.	1,089,648	17,804,848
* #	MBIA, Inc.	1,641,367	6,335,677
#	MBT Financial Corp.	335,703	882,899
	MCG Capital Corp.	2,733,844	1,859,014
	Meadowbrook Insurance Group, Inc.	1,358,724	8,247,455
	Medallion Financial Corp.	528,265	3,571,071
#	Mercantile Bancorp, Inc.	8,044	80,440
	Mercantile Bank Corp.	88,746	418,881
	Mercer Insurance Group, Inc.	185,007	2,517,945
*	Meridian Interstate Bancorp, Inc.	32,800	287,000
	Meta Financial Group, Inc.	42,490	393,457
	MetroCorp Bancshares, Inc.	75,598	358,335
	MicroFinancial, Inc.	215,796	528,700
#	Midwest Banc Holdings, Inc.	97,026	113,520
	MidWestOne Financial Group, Inc.	10,936	92,956
	Monroe Bancorp	1,678	14,783
*	Move, Inc.	256	433
	MutualFirst Financial, Inc.	120,019	825,731
#	Nara Bancorp, Inc.	293,236	1,733,025

15

#	National Financial Partners Corp.	144,615	371,661
#	National Interstate Corp.	115,262	1,830,361
#	National Penn Bancshares, Inc.	1,933,392	18,715,235
	National Security Group, Inc.	6,283	43,981
	National Western Life Insurance Co. Class A	50,964	6,326,161
*	Navigators Group, Inc.	556,737	28,582,878
	Nelnet, Inc. Class A	340,485	4,705,503
*	New Century Bancorp, Inc.	31,072	152,253
	New Hampshire Thrift Bancshares, Inc.	76,096	608,768
#	New Westfield Financial, Inc.	270,025	2,600,341
	NewAlliance Bancshares, Inc.	3,421,707	37,604,560
	NewBridge Bancorp	179,269	394,392
*	Newport Bancorp, Inc.	6,163	70,936
*	NewStar Financial, Inc.	52,227	154,592
*	Newtek Business Services, Inc.	72,273	18,430
* #	NexCen Brands, Inc.	258,539	15,512
*	Nexity Financial Corp.	5,105	3,548
	North Central Bancshares, Inc.	39,100	410,159
	North Valley Bancorp	17,942	66,924
	Northeast Bancorp	27,817	227,682
	Northeast Community Bancorp, Inc.	26,486	207,915
	Northrim Bancorp, Inc.	111,552	1,122,213
	Northway Financial, Inc.	6,704	70,426
#	NYMAGIC, Inc.	216,793	3,698,489
* #	Ocwen Financial Corp.	1,338,830	11,915,587
#	Old Second Bancorp, Inc.	30,897	276,219
#	PAB Bankshares, Inc.	32,111	120,416
#	Pacific Capital Bancorp	299,507	3,177,769
	Pacific Mercantile Bancorp	140,263	589,105
*	Pacific Premier Bancorp, Inc.	80,543	289,955
*	Pacific State Bancorp	13,433	35,329
#	PacWest Bancorp	115,603	1,954,847
	Pamrapo Bancorp, Inc.	6,525	45,414
	Park Bancorp, Inc.	4,725	20,270
	Parkvale Financial Corp.	84,669	1,038,889
#	Patriot Capital Funding, Inc.	37,547	105,134
	Patriot National Bancorp	32,804	228,972
*	Penn Treaty American Corp.	396,374	57,474
*	Pennsylvania Commerce Bancorp, Inc.	1,989	40,774
* #	Penson Worldwide, Inc.	304,784	1,822,608
	Peoples Bancorp of North Carolina	13,055	104,440
	Peoples Bancorp, Inc. (709788202)	14,576	139,201
	Peoples Bancorp, Inc. (709789101)	300,103	3,022,037
*	Peoples Community Bancorp	2,569	514
#	PFF Bancorp, Inc.	63,786	1,467
* #	PHH Corp.	1,039,661	11,488,254
*	PICO Holdings, Inc.	546,674	13,896,453
	Pinnacle Bancshares, Inc.	17,681	141,448
*	Pinnacle Financial Partners, Inc.	150,289	3,551,329
*	Piper Jaffray Companies, Inc.	520,361	14,939,564
*	PMA Capital Corp. Class A	965,797	5,321,541
	PMI Group, Inc.	386,500	537,235
#	Preferred Bank	108,099	602,111
	Premier Financial Bancorp, Inc.	52,698	321,458
	Presidential Life Corp.	894,537	8,650,173

16

	Princeton National Bancorp, Inc.	4,931	88,758
*	ProAssurance Corp.	234,960	11,104,210
#	Prosperity Bancshares, Inc.	1,106,919	29,942,159
	Protective Life Corp.	73,141	605,607
#	Providence Community Bancshares, Inc.	2,937	19,090
	Provident Bankshares Corp.	953,499	6,121,464
	Provident Financial Holdings, Inc.	34,950	157,275
#	Provident Financial Services, Inc.	2,524,606	27,593,944
	Provident New York Bancorp	1,219,370	11,584,015
#	Pulaski Financial Corp.	79,796	570,541
	Radian Group, Inc.	597,932	1,925,341
	Rainier Pacific Financial Group, Inc.	85,914	141,758
#	Renasant Corp.	417,472	5,055,586
*	Republic First Bancorp, Inc.	62,088	466,902
#	Resource America, Inc.	184,873	754,282
*	Rewards Network, Inc.	586,487	1,548,326
	Riverview Bancorp, Inc.	160,412	553,421
	Rome Bancorp, Inc.	135,523	1,053,014
	Royal Bancshares of Pennsylvania, Inc. Class A	1,617	6,145
	Rurban Financial Corp.	21,113	164,681
	Safety Insurance Group, Inc.	390,819	13,686,481
	Sanders Morris Harris Group, Inc.	328,663	1,367,238
#	Sandy Spring Bancorp, Inc.	269,058	3,799,099
*	Seabright Insurance Holdings	657,934	6,822,776
	Seacoast Banking Corp. of Florida	378,392	1,736,819
#	Security Bank Corp.	78,015	62,412
*	Security National Financial Corp. Class A	6,948	15,427
	Selective Insurance Group, Inc.	1,931,259	29,644,826
	SI Financial Group, Inc.	184	1,150
	Siebert Financial Corp.	51,159	78,273
#	Simmons First National Corp. Class A	297,516	7,330,794
	Somerset Hills Bancorp	1,400	8,596
#	South Financial Group, Inc.	496,982	934,326
	South Street Financial Corp.	11,002	34,656
*	Southcoast Financial Corp.	83,928	255,980
	Southern Community Financial Corp.	134,769	486,516
*	Southern Connecticut Bancorp, Inc.	37,490	254,932
*	Southern First Bancshares, Inc.	41,949	253,791
	Southwest Bancorp, Inc.	247,450	2,593,276
*	Specialty Underwriters’ Alliance, Inc.	2,765	9,014
	State Auto Financial Corp.	802,066	17,725,659
#	StellarOne Corp.	131,181	1,710,600
	Sterling Bancshares, Inc.	171,218	951,972
#	Sterling Financial Corp.	857,662	1,586,675
	Stewart Information Services Corp.	481,533	7,145,950
*	Stratus Properties, Inc.	85,511	719,148
#	Student Loan Corp.	1,100	51,634
*	Sun American Bancorp	2,708	812
*	Sun Bancorp, Inc.	554,289	3,137,276
* #	Superior Bancorp	153,364	420,217
#	Susquehanna Bancshares, Inc.	2,209,676	24,306,436
	Sussex Bancorp	13,795	65,526
	SWS Group, Inc.	132,656	1,943,410
	Taylor Capital Group, Inc.	114,852	733,904
	Team Financial, Inc.	900	256

17

	Teche Holding Co.	14,952	426,132
	Temecula Valley Bancorp, Inc.	102,363	117,717
*	Tennessee Commerce Bancorp, Inc.	3,480	35,670
	TF Financial Corp.	63,621	1,141,997
*	The Bancorp, Inc.	199,042	615,040
#	The Colonial BancGroup, Inc.	709,500	560,505
	The Phoenix Companies, Inc.	573,150	1,003,012
	The Savannah Bancorp, Inc.	1,854	16,853
*	thinkorswim Group, Inc.	134,979	1,015,042
	Thomas Properties Group, Inc.	43,071	86,142
*	Thomas Weisel Partners Group, Inc.	149,923	463,262
#	TIB Financial Corp.	45,421	180,776
* #	Tidelands Bancshares, Inc.	11,499	33,347
	TierOne Corp.	62,104	99,987
	Timberland Bancorp, Inc.	176,454	1,035,785
	Tower Financial Corp.	22,353	118,471
*	Tradestation Group, Inc.	16,619	91,571
* #	Trenwick Group, Ltd.	199,776	2,397
* #	Triad Guaranty, Inc.	250,955	112,930
#	Trustmark Corp.	723,346	14,683,924
#	UCBH Holdings, Inc.	1,782,010	4,152,083
#	UMB Financial Corp.	154,615	5,989,785
#	Umpqua Holdings Corp.	2,084,089	20,424,072
*	Unico American Corp.	145,800	1,106,622
#	Union Bankshares Corp.	94,720	1,480,474
*	United America Indemnity, Ltd.	322,855	3,415,806
*	United Capital Corp.	106,355	2,063,287
#	United Community Banks, Inc.	423,933	2,183,255
	United Community Financial Corp.	442,091	225,466
	United Financial Bancorp, Inc.	223,658	3,066,351
	United Fire & Casualty Co.	1,128,575	22,627,929
*	United PanAm Financial Corp.	87,858	94,008
	United Western Bancorp, Inc.	87,176	708,741
#	Unitrin, Inc.	517,960	6,609,170
	Unity Bancorp, Inc.	17,120	60,434
*	Universal American Corp.	475,814	4,696,284
#	Vineyard National Bancorp Co.	39,722	6,737
*	Virginia Commerce Bancorp, Inc.	338,438	1,411,286
*	Virtus Investment Partners, Inc.	23,110	140,047
	VIST Financial Corp.	37,946	287,251
* #	Waccamaw Bankshares, Inc.	688	2,828
	Wainwright Bank & Trust Co.	25,503	195,863
	Washington Banking Co.	55,872	482,734
	Washington Federal, Inc.	764,605	9,389,349
*	Waterstone Financial, Inc.	75,806	187,241
	Wayne Savings Bancshares, Inc.	14,458	101,206
#	Webster Financial Corp.	1,367,145	5,714,666
	Wesbanco, Inc.	639,779	13,217,834
	West Bancorporation	113,940	922,914
#	West Coast Bancorp	136,162	404,401
* #	Western Alliance Bancorp	189,105	1,439,089
#	Whitney Holding Corp.	1,132,811	14,715,215
*	Wilshire Enterprises, Inc.	103,903	100,266
#	Wintrust Financial Corp.	865,512	11,571,895
	WSB Holdings, Inc.	23,008	60,971

18

	WVS Financial Corp.	9,154	148,066
#	Yadkin Valley Financial Corp.	72,780	668,848
#	Zenith National Insurance Corp.	498,777	13,985,707
Total Financials			1,178,520,131

Health Care — (6.3%)
* #	Acadia Pharmaceuticals, Inc.	453,034	457,564
*	Accelrys, Inc.	433,370	1,638,139
* #	Achillion Pharmaceuticals, Inc.	146,734	167,277
*	Acusphere, Inc.	61,590	2,525
*	Adolor Corp.	161,154	322,308
*	Advanced Medical Optics, Inc.	188,680	4,145,300
*	AdvanSource Biomaterials Corp.	32,118	10,278
* #	Affymetrix, Inc.	256,362	815,231
*	Albany Molecular Research, Inc.	1,085,748	9,304,860
* #	Align Technology, Inc.	47,415	373,630
*	Allied Healthcare International, Inc.	918,674	909,487
*	Allied Healthcare Products, Inc.	205,426	881,278
*	Allion Healthcare, Inc.	613,435	2,803,398
*	Alteon, Inc.	5,518	3,752
* #	Altus Pharmaceuticals, Inc.	30,965	7,428
*	America Services Group, Inc.	48,857	556,970
*	American Dental Partners, Inc.	235,811	1,582,292
*	American Shared Hospital Services	82,057	131,291
*	AMICAS, Inc.	1,442,894	2,315,845
*	AMN Healthcare Services, Inc.	146,863	998,668
*	Anesiva, Inc.	169,964	69,685
*	AngioDynamics, Inc.	528,808	7,191,789
*	Anika Therapeutics, Inc.	64,695	263,956
* #	Antigenics, Inc.	535,058	203,322
*	AP Pharma, Inc.	34,712	24,298
* #	Arena Pharmaceuticals, Inc.	549,352	2,274,317
*	Ariad Pharmaceuticals, Inc.	840,284	1,403,274
* #	Arqule, Inc.	467,791	1,847,774
*	Arrhythmia Research Technology, Inc.	1,411	3,245
* #	ArthroCare Corp.	43,954	304,162
*	Aspect Medical Systems, Inc.	81,550	309,890
*	Assisted Living Concepts, Inc.	90,652	359,888
*	AtriCure, Inc.	2,509	3,387
*	ATS Medical, Inc.	112,041	283,464
*	Avalon Pharmaceuticals, Inc.	100,118	34,040
* #	AVI BioPharma, Inc.	631,754	549,626
*	Avigen, Inc.	300,630	294,617
*	Bioanalytical Systems, Inc.	32,200	49,105
* #	BioLase Technology, Inc.	302,903	218,090
*	BioMimetic Therapeutics, Inc.	28,826	232,626
*	BioSante Pharmaceuticals, Inc.	155,862	249,379
*	BioScrip, Inc.	643,921	1,088,226
* #	BioSphere Medical, Inc.	22,459	64,008
	Brookdale Senior Living, Inc.	74,837	508,892
*	Caliper Life Sciences, Inc.	502,116	647,730
*	Cantel Medical Corp.	504,446	7,561,646
*	Capital Senior Living Corp.	766,733	2,016,508
*	Cardiac Science Corp.	679,538	3,649,119
* #	Cell Genesys, Inc.	55,419	13,301

19

* #	Celldex Therapeutics, Inc.	66,899	497,060
*	Cerus Corp.	308,444	289,937
* #	Cleveland Biolabs, Inc.	100	274
* #	Clinical Data, Inc.	23,395	182,013
*	Columbia Laboratories, Inc.	528,779	634,535
*	CombinatoRx, Inc.	297,074	219,835
*	CONMED Corp.	859,298	13,448,014
#	Cooper Companies, Inc.	571,636	10,843,935
*	Cortex Pharmaceuticals, Inc.	223,503	118,457
*	Cross Country Healthcare, Inc.	1,035,828	7,758,352
*	CuraGen Corp.	936,372	543,096
*	Curis, Inc.	521,721	485,201
*	Cutera, Inc.	231,755	1,555,076
* #	CV Therapeutics, Inc.	94,597	1,480,443
*	Cyclacel Pharmaceuticals, Inc.	277,414	85,998
*	Cynosure, Inc. Class A	87,582	684,891
* #	Cypress Bioscience, Inc.	209,320	1,779,220
*	Cytomedix, Inc.	96,991	29,097
	Daxor Corp.	6,246	99,936
*	Del Global Technologies Corp.	135,934	101,950
* #	Dendreon Corp.	12,629	42,560
*	DepoMed, Inc.	348,001	751,682
* #	Dexcom, Inc.	254,027	820,507
*	Digirad Corp.	100,114	87,099
* #	Discovery Laboratories, Inc.	637,938	720,870
*	Durect Corp.	19,032	53,861
*	DUSA Pharmaceuticals, Inc.	200,182	226,206
*	Dyax Corp.	263,497	885,350
*	Dynacq Healthcare, Inc.	88,891	333,341
*	Dynavax Technologies Corp.	480,081	302,451
*	Elite Pharmaceuticals, Inc.	83,326	5,833
* #	Emeritus Corp.	98,404	813,801
*	Emisphere Technologies, Inc.	411,037	234,291
*	Endologix, Inc.	601,902	957,024
*	Enzo Biochem, Inc.	426,010	2,083,189
* #	Enzon Pharmaceuticals, Inc.	108,653	707,331
*	etrials Worldwide, Inc.	719	532
*	ev3, Inc.	552,013	2,986,390
* #	Evotec AG Sponsored ADR	188,262	338,872
* #	Exelixis, Inc.	372,902	1,838,407
*	Five Star Quality Care, Inc.	411,851	786,635
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	41,800	17,974
*	Gentiva Health Services, Inc.	428,807	10,840,241
* #	GenVec, Inc.	936,057	356,638
* #	Geron Corp.	431,911	3,386,182
* #	Greatbatch, Inc.	161,235	3,756,775
* #	GTC Biotherapeutics, Inc.	15,583	12,778
* #	Hana Biosciences, Inc.	2,100	556
*	Hanger Orthopedic Group, Inc.	498,528	6,804,907
*	Harvard Bioscience, Inc.	313,087	804,634
*	Health Management Associates, Inc.	546,150	868,378
*	Health Net, Inc.	42,755	625,506
*	HealthStream, Inc.	1,275	2,524
*	HealthTronics, Inc.	438,970	807,705
*	Healthways, Inc.	48,700	673,034

20

* #	Hemispherx Biopharma, Inc.	430,434	176,478
*	Hi-Tech Pharmacal Co., Inc.	256,038	1,372,364
*	Hollis-Eden Pharmaceuticals, Inc.	282,476	169,486
	Hooper Holmes, Inc.	754,676	173,575
*	Human Genome Sciences, Inc.	400,177	724,320
* #	Hythiam, Inc.	189,299	101,843
*	Icagen, Inc.	25,241	13,883
* #	IDM Pharma, Inc.	21,743	36,963
* #	I-Flow Corp.	280,655	1,153,492
*	Immtech International, Inc.	171,106	34,221
* #	ImmunoGen, Inc.	154,265	643,285
* #	Immunomedics, Inc.	846,754	1,024,572
* #	Incyte Corp.	549,373	1,609,663
*	Indevus Pharmaceuticals, Inc.	667,320	3,550,142
*	Infinity Pharmaceuticals, Inc.	78,424	636,803
*	Inovio Biomedical Corp.	373,323	186,662
*	Insite Vision, Inc.	3,100	651
* #	Insmed, Inc.	1,714	778
*	IntegraMed America, Inc.	143,425	1,018,318
*	Interleukin Genetics, Inc.	112,102	26,904
#	Invacare Corp.	688,162	13,116,368
* #	InVentiv Health, Inc.	124,983	1,192,338
* #	Inverness Medical Innovations, Inc.	30,575	748,170
*	Iridex Corp.	97,820	68,474
* #	IsoRay, Inc.	5,680	1,590
*	ISTA Pharmaceuticals, Inc.	369,034	383,795
*	IVAX Diagnostics, Inc.	29,082	11,633
* #	Javelin Pharmaceuticals, Inc.	508,669	574,796
	Kewaunee Scientific Corp.	52,939	455,275
*	Kindred Healthcare, Inc.	1,758,075	23,857,078
* #	K-V Pharmaceutical Co. Class A	68,285	44,385
*	Langer, Inc.	25,273	12,637
*	Lannet Co., Inc.	268,557	1,423,352
	LCA-Vision, Inc.	176,475	444,717
*	LeMaitre Vascular, Inc.	79,100	170,461
*	Lexicon Pharmaceuticals, Inc.	1,349,450	1,605,846
* #	LifePoint Hospitals, Inc.	1,509,067	34,014,370
*	Magyar Bancorp, Inc.	27,871	132,387
* #	Mannkind Corp.	109,884	390,088
*	Maxygen, Inc.	204,028	1,746,480
*	MedCath Corp.	726,154	4,567,509
*	Medical Staffing Network Holdings, Inc.	234,902	49,329
*	MediciNova, Inc.	1,648	3,716
	Merge Healthcare, Inc.	360,150	572,639
*	Metabasis Therapeutics, Inc.	382,226	181,557
* #	Micromet, Inc.	72,265	286,169
* #	MiddleBrook Pharmaceuticals, Inc.	515,891	722,247
* #	Minrad International, Inc.	320,617	38,474
*	Molina Healthcare, Inc.	42,300	741,942
* #	Monogram Biosciences, Inc.	6,077	16,712
*	Nabi Biopharmaceuticals	197,723	816,596
*	National Dentex Corp.	88,539	345,302
* #	Nektar Therapeutics	276,929	1,138,178
*	Neose Technologies, Inc.	1,200	468
*	Nephros, Inc.	1,209	206

21

* #	Neurocrine Biosciences, Inc.	457,302	1,518,243
*	Neurometric, Inc.	63,412	116,678
*	Nighthawk Radiology Holdings, Inc.	258,171	1,099,808
*	NMT Medical, Inc.	158,237	158,237
* #	Novacea, Inc.	65,672	59,105
*	Novavax, Inc.	309,695	492,415
*	Noven Pharmaceuticals, Inc.	117,808	1,169,833
*	NOVT Corp.	2,900	3,219
*	NPS Pharmaceuticals, Inc.	511,014	3,188,727
*	Nutraceutical International Corp.	126,758	1,107,865
*	Occulogix, Inc.	617	1,681
*	Odyssey Healthcare, Inc.	135,347	1,342,642
*	OraSure Technologies, Inc.	500,387	1,441,115
*	Orchid Cellmark, Inc.	117,570	62,524
*	Ore Pharmaceuticals, Inc.	24,610	14,028
*	Orthologic Corp.	121,316	49,740
*	Osteotech, Inc.	648,087	1,970,184
*	OxiGENE, Inc.	367,071	231,255
*	Palatin Technologies, Inc.	309,041	30,904
*	Palomar Medical Technologies, Inc.	122,722	1,086,090
*	Par Pharmaceutical Cos., Inc.	447,465	5,508,294
*	PDI, Inc.	222,473	1,027,825
* #	Pharmanet Development Group, Inc.	96,258	126,098
*	PharMerica Corp.	25,063	412,036
*	Prospect Medical Holdings, Inc.	4,900	12,495
*	Providence Service Corp.	145,675	313,201
	Psychemedics Corp.	40,037	273,052
*	QuadraMed Corp.	22,157	132,277
* #	RadNet, Inc.	385,198	1,232,634
*	Regeneration Technologies, Inc.	87,929	215,426
* #	RegeneRx Biopharmaceuticals, Inc.	23,019	16,804
*	RehabCare Group, Inc.	621,960	8,676,342
* #	Repros Therapeutics, Inc.	137,531	1,372,559
*	Res-Care, Inc.	422,614	5,726,420
*	Retractable Technologies, Inc.	44,228	38,478
*	Rural/Metro Corp.	131,700	217,305
*	RXi Pharmaceuticals Corp.	4	19
* #	Salix Pharmaceuticals, Ltd.	652,690	5,221,520
*	Santarus, Inc.	607,923	1,027,390
*	SciClone Pharmaceuticals, Inc.	603,943	501,273
*	SCOLR Pharma, Inc.	41,250	28,463
*	Senesco Technologies, Inc.	34,250	19,523
*	Sirona Dental Systems, Inc.	116,420	1,398,204
*	Skilled Healthcare Group, Inc.	86,100	717,213
* #	Somaxon Pharmaceuticals, Inc.	125,396	307,220
*	Sonic Innovations, Inc.	502,388	452,149
*	Spectranetics Corp.	35,848	107,544
*	Spectrum Pharmaceuticals, Inc.	374,330	539,035
*	SRI/Surgical Express, Inc.	146,301	204,821
* #	StemCells, Inc.	676,507	1,826,569
* #	Stereotaxis, Inc.	338,956	864,338
*	Strategic Diagnostics, Inc.	277,238	263,376
*	Sunesis Pharmaceuticals, Inc.	25,017	8,256
*	SunLink Health Systems, Inc.	44,600	41,478
*	Sunrise Senior Living, Inc.	185,326	222,391

22

*	SuperGen, Inc.	701,409	1,620,255
*	Symmetry Medical, Inc.	69,730	477,651
*	Theragenics Corp.	560,030	722,439
*	Tomotherapy, Inc.	21,781	55,106
#	Trimeris, Inc.	264,366	269,653
* #	Triple-S Management Corp.	375,400	5,402,006
* ●	Tripos Escrow Shares	200	18
*	United American Healthcare Corp.	15,300	29,682
*	Urologix, Inc.	89,385	49,162
*	Uroplasty, Inc.	32,500	26,000
* #	Vanda Pharmaceuticals, Inc.	30,824	22,502
* #	Vical, Inc.	636,673	1,228,779
*	Vital Images, Inc.	272,497	3,081,941
*	XOMA, Ltd.	164,072	108,288
* #	Zymogenetics, Inc.	453,587	1,927,745
Total Health Care			315,665,504

Industrials — (14.7%)
*	A. T. Cross Co. Class A	281,074	725,171
#	A.O. Smith Corp.	497,449	13,669,899
*	ACCO Brands Corp.	164,384	315,617
* #	Accuride Corp.	347,126	128,437
	Aceto Corp.	581,150	5,195,481
*	Active Power, Inc.	310,077	161,240
*	AeroCentury Corp.	26,215	237,246
*	Aerosonic Corp.	44,620	37,927
*	AirTran Holdings, Inc.	810,523	3,323,144
	Alamo Group, Inc.	234,217	2,939,423
* #	Alaska Air Group, Inc.	700,478	18,464,600
	Albany International Corp. Class A	55,493	555,485
#	Alexander & Baldwin, Inc.	1,031,826	22,741,445
* #	Allied Defense Group, Inc.	117,701	810,960
* #	Amerco, Inc.	338,146	10,397,990
	American Railcar Industries, Inc.	189,972	1,593,865
#	American Woodmark Corp.	44,160	664,608
	Ampco-Pittsburgh Corp.	5,822	107,649
* #	AMREP Corp.	2,352	65,268
*	APAC Customer Services, Inc.	654,633	929,579
	Apogee Enterprises, Inc.	7,061	72,375
* #	Applied Energetics, Inc.	976,155	273,323
#	Applied Industrial Technologies, Inc.	1,450,550	22,904,185
#	Arkansas Best Corp.	853,845	19,971,435
*	Armstrong World Industries, Inc.	56,875	942,988
*	Arotech Corp.	235,336	101,194
*	Atlas Air Worldwide Holding, Inc.	69,429	1,007,415
*	Avalon Holding Corp. Class A	40,609	73,096
#	Baldor Electric Co.	314,670	4,408,527
*	Baldwin Technology Co., Inc. Class A	387,412	445,524
	Barrett Business Services, Inc.	81,172	798,732
* #	BE Aerospace, Inc.	73,827	713,907
#	Belden, Inc.	160,928	2,101,720
*	Blount International, Inc.	167,483	1,403,508
* #	BlueLinx Holdings, Inc.	479,915	1,142,198
	Bowne & Co., Inc.	492,635	1,379,379
*	Breeze-Eastern Corp.	67,570	527,046

23

#	Briggs & Stratton Corp.	2,077,065	30,719,791
*	BTU International, Inc.	21,348	84,965
* #	Builders FirstSource, Inc.	621,179	764,050
#	C&D Technologies, Inc.	260,768	777,089
*	CAI International, Inc.	21,977	49,448
* #	Cano Petroleum, Inc.	349,857	216,911
* #	Capstone Turbine Corp.	1,176,140	1,023,242
*	Casella Waste Systems, Inc. Class A	107,124	295,662
	CDI Corp.	205,304	2,200,859
*	CECO Environmental Corp.	155,903	366,372
*	Celadon Group, Inc.	33,385	261,071
*	Cenveo, Inc.	136,064	537,453
* #	Ceradyne, Inc.	15,371	350,766
	Champion Industries, Inc.	366,815	1,027,082
*	Channell Commercial Corp.	4,800	696
*	Chart Industries, Inc.	45,797	387,443
	Chicago Rivet & Machine Co.	21,113	252,300
	CIRCOR International, Inc.	139,018	3,093,151
* #	Coleman Cable, Inc.	39,174	137,109
*	Columbus McKinnon Corp.	23,183	294,888
*	Comforce Corp.	21,165	35,346
*	Commercial Vehicle Group, Inc.	283,930	283,930
*	Competitive Technologies, Inc.	1,259	1,448
	CompX International, Inc.	59,200	335,072
*	COMSYS IT Partners, Inc.	247,121	494,242
*	Consolidated Graphics, Inc.	139,103	2,240,949
* #	Continental Airlines, Inc.	506,642	6,824,468
*	Cornell Companies, Inc.	304,586	4,647,982
*	Corrpro Companies, Inc.	62,012	26,665
*	Covenant Transport Group Class A	194,919	354,753
*	CPI Aerostructures, Inc.	19,931	99,655
*	CRA International, Inc.	885	18,594
#	Deluxe Corp.	78,838	909,002
	Diamond Management & Technology Consultants, Inc.	122,595	318,747
* #	Document Securities Systems, Inc.	176,066	323,961
*	Double Eagle Petroleum Co.	43,677	255,947
	Ducommun, Inc.	296,189	5,609,820
	Dynamic Materials Corp.	29,106	353,347
#	Eagle Bulk Shipping, Inc.	157,456	840,815
	Eastern Co.	79,904	880,542
	Ecology & Environment, Inc. Class A	43,940	553,205
	Electro Rent Corp.	588,898	6,242,319
#	Encore Wire Corp.	316,072	5,218,349
* #	Energy Focus, Inc.	136,025	131,944
* #	EnerSys	1,420,288	12,938,824
#	Ennis, Inc.	632,584	7,078,615
* #	EnPro Industries, Inc.	249,332	4,562,776
	Espey Manufacturing & Electronics Corp.	5,891	99,440
*	Esterline Technologies Corp.	1,050,823	37,924,202
* #	Evergreen Solar, Inc.	178,329	394,107
*	Exide Technologies	228,892	830,878
*	ExpressJet Holdings, Inc.	77,264	122,077
#	EXX, Inc. Class A	3,789	2,766
#	Federal Signal Corp.	832,621	5,620,192
*	First Advantage Corp.	428,505	5,459,154

24

*	First Aviation Services, Inc.	8,900	6,230
*	Flow International Corp.	276,256	428,197
*	Fortune Industries, Inc.	600	252
	Freightcar America, Inc.	60,263	1,154,036
	Frozen Food Express Industries, Inc.	419,189	1,727,059
*	FuelCell Energy, Inc.	733,406	2,830,947
	G & K Services, Inc. Class A	650,245	11,997,020
#	GATX Corp.	631,170	15,211,197
#	Genco Shipping & Trading, Ltd.	71,160	1,106,538
*	Gencor Industries, Inc.	1,600	12,672
	GenCorp, Inc.	661,344	1,917,898
*	General Employment Enterprises, Inc.	13,839	3,460
*	GeoPetro Resources Co.	5,664	3,908
*	Global Cash Access, Inc.	364,848	988,738
*	GP Strategies Corp.	172,274	673,591
	Great Lakes Dredge & Dock Corp.	78,910	263,559
#	Greenbrier Companies, Inc.	161,447	896,031
*	Griffon Corp.	702,116	6,986,054
	Hardinge, Inc.	138,785	603,715
*	Herley Industries, Inc.	477,440	5,318,687
#	Horizon Lines, Inc. Class A	116,427	400,509
*	HQ Sustainable Maritime Industries, Inc.	57,575	411,661
*	Hudson Highland Group, Inc.	474,274	1,166,714
*	Hudson Technologies, Inc.	38,600	57,900
* #	Hurco Companies, Inc.	41,445	587,690
*	Huttig Building Products, Inc.	189,986	66,495
*	ICT Group, Inc.	246,436	956,172
*	Innotrac Corp.	110,636	123,912
	Innovative Solutions & Support, Inc.	12,884	40,069
* #	Insituform Technologies, Inc. Class A	344,796	6,468,373
	Insteel Industries, Inc.	217,384	1,673,857
*	Integrated Electrical Services, Inc.	32,346	267,501
*	Interline Brands, Inc.	164,195	1,313,560
	International Shipholding Corp.	227,392	4,888,928
*	Intersections, Inc.	185,313	689,364
* #	JetBlue Airways Corp.	1,269,617	7,147,944
*	JPS Industries, Inc.	42,300	206,213
*	Kadant, Inc.	422,329	4,240,183
	Kelly Services, Inc. Class A	91,027	824,705
*	Kenexa Corp.	331,498	2,250,871
#	Kennametal, Inc.	291,138	4,669,854
*	Key Technology, Inc.	18,741	248,506
*	Kforce, Inc.	229,702	1,435,638
	L.S. Starrett Co. Class A	167,586	2,520,493
*	Ladish Co., Inc.	35,739	406,352
	Lawson Products, Inc.	728	13,919
*	Learning Tree International, Inc.	25,263	221,809
*	LECG Corp.	620,951	2,030,510
*	LGL Group, Inc.	7,917	12,271
*	Limco-Piedmont, Inc.	13,267	40,862
*	LMI Aerospace, Inc.	4,818	54,395
	LSI Industries, Inc.	52,213	237,569
*	Lydall, Inc.	431,171	1,591,021
* #	M&F Worldwide Corp.	556,176	5,895,466
*	Mac-Gray Corp.	319,000	2,065,525

25

*	Magnetek, Inc.	392,480	784,960
* ●	MAIR Holdings, Inc. Escrow Shares	593,484	278,937
*	Marten Transport, Ltd.	581,917	10,276,654
*	Meadow Valley Corp.	1,420	8,875
*	Medialink Worldwide, Inc.	160,196	14,418
*	Merrimac Industries, Inc.	40,915	92,059
* #	Mesa Air Group, Inc.	388,136	58,220
* #	Metalline Mining Co.	9,545	3,341
*	MFRI, Inc.	23,899	117,583
* #	Microvision, Inc.	580,403	928,645
*	Miller Industries, Inc.	207,944	1,139,533
*	Misonix, Inc.	124,173	134,107
* #	Mobile Mini, Inc.	720,727	9,109,989
*	Moore Handley, Inc.	2,000	1,150
	Mueller Water Products, Inc.	2,118,959	14,345,352
	NACCO Industries, Inc. Class A	170,629	5,458,422
*	Nashua Corp.	78,041	236,464
*	National Patent Development Corp.	230,265	299,345
	National Technical Systems, Inc.	143,083	572,332
* #	NCI Building Systems, Inc.	325,416	3,771,571
*	On Assignment, Inc.	231,476	1,071,734
#	Oshkosh Truck Corp. Class B	81,097	585,520
*	P.A.M. Transportation Services, Inc.	91,497	457,485
#	Pacer International, Inc.	38,936	334,850
*	Paragon Technologies, Inc.	9,306	22,614
*	Park-Ohio Holdings Corp.	123,096	452,993
*	Patrick Industries, Inc.	143,324	79,545
*	Pemco Aviation Group Inc	10,158	15,643
*	PGT, Inc.	81,061	80,899
*	Pike Electric Corp.	155,883	1,753,684
*	Pinnacle Airlines Corp.	65,304	130,608
* #	Plug Power, Inc.	526,873	474,186
*	PMFG, Inc.	454	3,178
*	Polypore International, Inc.	1,000	6,920
	Portec Rail Products, Inc.	84,547	615,502
* #	Power-One, Inc.	1,049,301	1,070,287
#	Preformed Line Products Co.	51,953	1,525,340
*	PRG-Schultz International, Inc.	109,519	342,794
	Providence & Worcester Railroad Co.	66,522	908,358
*	Quality Distribution, Inc.	205,840	479,607
	Quixote Corp.	7,951	33,474
*	RCM Technologies, Inc.	123,033	148,255
#	Regal-Beloit Corp.	828,302	28,129,136
*	Republic Airways Holdings, Inc.	1,682,318	13,778,184
*	Rush Enterprises, Inc. Class A	863,003	7,853,327
*	Rush Enterprises, Inc. Class B	332,468	2,935,692
*	Saia, Inc.	346,986	3,709,280
#	Schawk, Inc.	142,146	1,157,068
* #	School Specialty, Inc.	591,995	9,767,918
	Servidyne, Inc.	21,203	46,435
	Servotronics, Inc.	7,660	44,620
*	SIFCO Industries, Inc.	67,615	413,804
	SkyWest, Inc.	1,400,248	21,913,881
*	SL Industries, Inc.	5,146	30,876
*	SPACEHAB, Inc.	8,254	2,559

26

*	Sparton Corp.	310,745	581,093
*	Spherion Corp.	1,016,596	1,453,732
#	Standard Register Co.	253,675	1,844,217
	Standex International Corp.	307,470	4,719,665
	Steelcase, Inc. Class A	215,237	929,824
*	Sterling Construction Co., Inc.	9,100	163,072
	Supreme Industries, Inc.	104,478	125,374
	Sypris Solutions, Inc.	275,157	349,449
#	TAL International Group, Inc.	45,471	476,536
* #	Taleo Corp. Class A	132,972	1,120,954
*	Taser International, Inc.	602,236	3,053,337
*	TeamStaff, Inc.	9,762	15,668
	Tech/Ops Sevcon, Inc.	4,241	9,712
	Technology Research Corp.	100,707	186,308
	Tecumseh Products Co. Class A	439,770	3,606,114
*	Tecumseh Products Co. Class B	52,532	430,762
* #	TeleTech Holdings, Inc.	103,396	836,474
* #	The Advisory Board Co.	38,301	670,268
*	Thomas Group, Inc.	45,972	22,986
	Todd Shipyards Corp.	95,815	1,341,410
*	Trailer Bridge, Inc.	86,120	310,893
*	TRC Companies, Inc.	344,030	1,001,127
	Tredegar Industries, Inc.	1,251,561	20,650,757
#	Trinity Industries, Inc.	1,524,225	17,543,830
#	Triumph Group, Inc.	454,469	20,578,356
*	TrueBlue, Inc.	205,570	1,747,345
*	Tufco Technologies, Inc.	34,772	120,311
	Twin Disc, Inc.	32,434	213,091
*	U.S. Home Systems, Inc.	106,855	172,037
* #	Ultralife Corp.	79,628	637,820
* #	United Rentals, Inc.	1,773,795	9,897,776
	Universal Forest Products, Inc.	510,150	10,713,150
*	Universal Security Instruments, Inc.	30,409	117,683
*	UQM Technologies, Inc.	301,963	489,180
*	USA Truck, Inc.	337,839	4,871,638
*	USG Corp.	73,904	481,115
* #	Valence Technology, Inc.	4,800	8,352
	Valpey Fisher Corp.	15,889	23,119
*	Versar, Inc.	36,989	135,010
	Viad Corp.	211,262	4,696,354
	Vicor Corp.	31,970	150,898
*	Volt Information Sciences, Inc.	362,249	1,930,787
#	Wabash National Corp.	530,296	1,495,435
#	Watts Water Technologies, Inc.	909,616	20,266,244
*	WCA Waste Corp.	524,788	1,117,798
#	Werner Enterprises, Inc.	2,583,638	38,754,570
* #	WESCO International, Inc.	3,139	57,820
*	Willdan Group, Inc.	15,995	29,911
*	Willis Lease Finance Corp.	235,035	2,218,730
* #	YRC Worldwide, Inc.	707,398	2,037,306
Total Industrials			735,976,278

Information Technology — (15.6%)
*	3Com Corp.	1,161,171	2,705,528
* #	Access Integrated Technologies, Inc.	269,560	179,257

27

* #	ACI Worldwide, Inc.	24,352	413,740
*	Acorn Factor, Inc.	172,475	415,665
*	Actel Corp.	789,549	7,121,732
*	ActivIdentity Corp.	739,453	1,648,980
*	Adaptec, Inc.	5,206,969	14,527,444
* #	ADC Telecommunications, Inc.	606,751	3,076,228
*	Advanced Analogic Technologies, Inc.	518,278	1,560,017
*	Advanced Energy Industries, Inc.	29,618	265,970
* #	Advanced Photonix, Inc.	32,581	34,210
*	Aehr Test Systems	57,840	84,446
*	Aetrium, Inc.	178,073	274,232
	Agilysys, Inc.	552,954	1,974,046
* ●	Allen Organ Co. Escrow Shares	4,900	44,529
*	Allied Motion Technologies, Inc.	44,400	89,688
*	American Commercial Lines, Inc.	184,510	745,420
* #	Amkor Technology, Inc.	126,103	292,559
*	Amtech Systems, Inc.	36,666	148,131
* #	Anadigics, Inc.	598,450	1,214,854
*	Analysts International Corp.	252,655	106,115
*	Anaren, Inc.	542,418	6,411,381
*	Applied Micro Circuits Corp.	1,677,507	6,710,028
* #	Arris Group, Inc.	2,878,057	20,491,766
*	Art Technology Group, Inc.	81,981	140,188
*	Aruba Networks, Inc.	128,571	343,285
*	Aspen Technology, Inc.	326,227	2,185,721
*	Astea International, Inc.	12,900	30,186
	Astro-Med, Inc.	88,815	620,817
* #	ATMI, Inc.	141,508	1,911,773
*	Authentidate Holding Corp.	2,900	725
*	Autobytel, Inc.	625,122	225,044
* #	Avanex Corp.	129,746	243,922
* #	Avid Technology, Inc.	964,460	9,654,245
*	Aviza Technology, Inc.	58,425	11,627
* #	Avocent Corp.	772,223	11,081,400
	AVX Corp.	513,307	4,681,360
*	Aware, Inc.	681,603	1,526,791
*	Axcelis Technologies, Inc.	2,274,285	648,171
*	AXT, Inc.	317,739	441,657
	Bel Fuse, Inc. Class A	3,305	46,435
	Bel Fuse, Inc. Class B	49,975	761,619
* #	Bell Microproducts, Inc.	938,970	845,073
*	Benchmark Electronics, Inc.	2,841,081	33,354,291
*	BigBand Networks, Inc.	12,697	64,120
	Black Box Corp.	490,438	10,706,262
*	Blonder Tongue Laboratories, Inc.	8,764	8,370
	Bogen Communications International, Inc.	43,800	159,870
*	Bookham, Inc.	324,204	119,955
* #	Borland Software Corp.	1,122,197	695,762
* #	Brightpoint, Inc.	528,118	2,471,592
*	Brooks Automation, Inc.	3,131,877	14,312,678
* #	Cadence Design Systems, Inc.	235,586	890,515
*	CalAmp Corp.	397,546	385,620
*	California Micro Devices Corp.	745,104	1,594,523
*	CallWave, Inc.	195,277	144,505
*	Cascade Microtech, Inc.	26,412	81,613

28

*	Catapult Communications Corp.	204,677	1,412,271
*	CEVA, Inc.	364,339	2,488,435
*	Checkpoint Systems, Inc.	302,489	2,707,277
*	Chordiant Software, Inc.	112,794	265,066
*	Chyron International Corp.	51,176	66,529
*	Ciber, Inc.	2,122,374	9,253,551
* #	Ciena Corp.	200,037	1,248,231
*	Cirrus Logic, Inc.	276,222	778,946
*	Clarus Corp.	371,800	1,561,560
*	Clearfield, Inc.	77,789	93,347
*	Coherent, Inc.	1,102,339	19,941,313
	Cohu, Inc.	672,339	6,709,943
*	Comarco, Inc.	10,221	9,710
* # ●	Commerce One, Inc.	55,600	—
* #	CommScope, Inc.	70,401	1,015,182
	Communications Systems, Inc.	114,860	849,964
*	Computer Task Group, Inc.	207,875	636,098
*	Concurrent Computer Corp.	127,894	506,460
*	Conexant Systems, Inc.	12,273	8,100
* #	Convera Corp.	506,158	81,087
*	Convergys Corp.	864,847	6,512,298
*	CPI International, Inc.	149,303	1,145,154
*	Cray, Inc.	20,801	39,938
*	CSP, Inc.	112,898	368,612
	CTS Corp.	1,387,709	7,132,824
*	CyberOptics Corp.	269,508	1,511,940
* #	Cypress Semiconductor Corp.	1,146,627	5,171,288
*	Data I/O Corp.	80,182	199,653
*	Datalink Corp.	63,365	218,609
	Dataram Corp.	75,871	95,597
*	DDi Corp.	389,380	1,316,104
*	Digi International, Inc.	714,872	5,433,027
* #	Digimarc Corp.	101,390	967,261
*	Digital Angel Corp.	13,535	8,527
* #	Diodes, Inc.	67,049	434,478
*	Ditech Networks, Inc.	685,602	658,178
*	Dot Hill Systems Corp.	753,086	372,778
*	Double-Take Software, Inc.	900	6,813
*	DSP Group, Inc.	363,692	2,367,635
*	Dycom Industries, Inc.	404,446	2,754,277
*	Dynamics Research Corp.	84,242	587,167
*	Easylink Services International Corp.	48,700	94,965
*	EDCI Holdings, Inc.	122,643	491,798
*	EDGAR Online, Inc.	210,383	218,798
*	Edgewater Technology, Inc.	155,304	434,851
*	EFJohnson Technologies, Inc.	508,819	625,847
*	Electro Scientific Industries, Inc.	1,199,372	7,580,031
*	Electroglas, Inc.	361,725	50,642
*	Electronics for Imaging, Inc.	724,612	6,441,801
* #	Elixir Gaming Technologies, Inc.	549,870	71,483
* #	EMCORE Corp.	93,441	123,342
*	EMS Technologies, Inc.	263,992	6,335,808
*	En Pointe Technologies, Inc.	38,700	30,960
*	Endwave Corp.	332,391	664,782
*	Entorian Technologies, Inc.	459,682	107,979

29

*	Entrust, Inc.	546,360	819,540
*	EPIQ Systems, Inc.	112,111	1,986,607
*	ePlus, Inc.	271,204	2,876,118
*	Euronet Worldwide, Inc.	618,218	6,213,091
*	Evans & Sutherland Computer Corp.	180,550	81,248
* #	Exar Corp.	824,988	5,585,169
*	Extreme Networks, Inc.	1,937,792	3,429,892
*	Fairchild Semiconductor Corp. Class A	1,261,676	5,740,626
*	FalconStor Software, Inc.	34,929	111,424
* #	Finisar Corp.	949,402	484,195
*	Forgent Networks, Inc.	153,102	33,682
* #	FormFactor, Inc.	41,953	652,789
*	FortuNet, Inc.	4,304	6,671
	Frequency Electronics, Inc.	125,742	396,087
*	FSI International, Inc.	785,888	302,567
*	Gerber Scientific, Inc.	404,713	1,270,799
	Gevity HR, Inc.	360,090	723,781
*	Giga-Tronics, Inc.	14,300	15,301
*	Globecomm Systems, Inc.	220,700	1,132,191
*	Glu Mobile, Inc.	4,334	2,210
*	Goldleaf Financial Solutions, Inc.	226,229	158,360
*	GSI Technology, Inc.	3,000	7,740
*	GTSI Corp.	237,469	1,281,145
*	Guidance Software, Inc.	77,924	266,500
*	Halifax Corp.	11,571	6,017
* #	Harris Stratex Networks, Inc. Class A	466,031	3,215,614
*	Hauppauge Digital, Inc.	130,387	177,326
*	hi/fn, inc.	203,612	640,360
* #	Hughes Communications, Inc.	27,972	337,622
*	Hutchinson Technology, Inc.	432,238	1,370,194
*	Hypercom Corp.	812,432	1,234,897
*	I.D. Systems, Inc.	150,003	574,511
* #	iBasis, Inc.	493,464	453,987
* #	iGo, Inc.	373,705	295,227
*	Ikanos Communications, Inc.	199,994	257,992
*	I-many, Inc.	353,800	137,947
#	Imation Corp.	1,609,486	15,676,394
	Imergent, Inc.	36,637	168,530
*	Immersion Corp.	11,304	58,668
*	InFocus Corp.	686,096	521,433
	infoGROUP, Inc.	415,212	1,532,132
	InfoSpace, Inc.	578,768	4,635,932
*	Innodata Isogen, Inc.	1,959	4,388
* #	Insight Enterprises, Inc.	602,987	3,123,473
*	InsWeb Corp.	22,666	52,585
*	Integrated Device Technology, Inc.	3,488,497	20,023,973
*	Integrated Silicon Solution, Inc.	367,354	624,502
*	Intelli-Check, Inc.	159,451	191,341
*	Intelligent Systems Corp.	29,047	29,047
*	Intelligroup, Inc.	70,500	105,750
* #	Internap Network Services Corp.	669,694	1,801,477
*	International Rectifier Corp.	480,174	6,539,970
*	Internet Brands, Inc.	175,400	871,738
*	Internet Capital Group, Inc.	1,072,331	4,621,747
*	Interphase Corp.	86,887	135,978

30

#	Intersil Corp.	234,023	2,178,754
*	Interwoven, Inc.	782,360	12,337,817
*	Intest Corp.	19,032	5,043
*	Intevac, Inc.	169,843	743,912
*	IntriCon Corp.	41,652	156,195
*	INX, Inc.	9,660	47,141
*	iPass, Inc.	396,852	504,002
*	iPCS, Inc.	74,187	367,968
*	Iteris, Inc.	111,967	156,754
	IXYS Corp.	250,099	1,713,178
#	Jabil Circuit, Inc.	550,355	3,203,066
*	Jaco Electronics, Inc.	60,959	45,110
*	JDS Uniphase Corp.	163,391	593,109
*	Jupitermedia Corp.	39,780	20,288
	Keithley Instruments, Inc.	226,569	786,194
* #	Kemet Corp.	2,792,773	586,482
*	Key Tronic Corp.	365,738	427,913
*	Keynote Systems, Inc.	440,972	3,858,505
*	Kopin Corp.	343,519	542,760
*	Kowabunga!, Inc.	869,756	191,346
*	Kratos Defense & Security Solutions, Inc.	1,327,414	1,566,349
* #	Kulicke & Soffa Industries, Inc.	654,513	1,001,405
*	KVH Industries, Inc.	75,120	431,940
* #	L-1 Identity Solutions, Inc.	624,941	4,530,822
*	Lantronix, Inc.	124,204	84,459
*	Lattice Semiconductor Corp.	1,822,195	2,806,180
*	Leadis Technolgies, Inc.	11,963	4,546
* #	LeCroy Corp.	187,030	430,169
*	LightPath Technologies, Inc.	30,600	27,387
*	Lionbridge Technologies, Inc.	1,064,190	1,915,542
*	Livewire Mobile, Inc.	40,414	5,658
*	Logic Devices, Inc.	90,700	49,885
*	LogicVision, Inc.	56,300	69,812
*	LoJack Corp.	209,971	797,890
*	LookSmart, Ltd.	544,441	745,884
*	Loral Space & Communications, Inc.	150,410	1,986,916
*	LTX-Credence Corp.	641,275	185,970
*	Luna Innovations, Inc.	42,997	57,186
* #	Macrovision Solutions Corp.	1,014,877	13,305,037
*	Magma Design Automation, Inc.	484,604	557,295
*	Management Network Group, Inc.	126,598	51,905
	Marchex, Inc. Class B	358,770	1,797,438
*	Mastech Holdings, Inc.	44,797	83,770
*	Mattson Technology, Inc.	748,605	733,633
*	MDI, Inc.	38,660	5,799
*	Measurement Specialties, Inc.	11,600	58,928
* #	Mechanical Technology, Inc.	36,618	57,124
	MedQuist, Inc.	119,652	238,107
* #	Mentor Graphics Corp.	156,575	729,640
*	Mercury Computer Systems, Inc.	321,898	1,921,731
*	Merix Corp.	332,256	119,612
#	Methode Electronics, Inc.	1,273,546	5,883,783
*	Microtune, Inc.	670,837	1,147,131
* #	Midway Games, Inc.	428,485	107,121
*	Mindspeed Technologies, Inc.	270,551	242,143

31

*	MIPS Technologies, Inc.	162,213	272,518
*	MIVA, Inc.	436,585	78,585
*	MKS Instruments, Inc.	2,124,394	29,847,736
*	ModusLink Global Solutions, Inc.	596,131	1,388,985
*	MoSys, Inc.	242,165	503,703
*	MPS Group, Inc.	3,486,300	21,092,115
* #	MRV Communications, Inc.	272,657	139,055
*	MSC.Software Corp.	234,683	1,365,855
*	MTM Technologies, Inc.	386	247
*	Nanometrics, Inc.	246,719	325,669
*	Napco Security Technologies, Inc.	49,049	55,425
*	NETGEAR, Inc.	185,206	2,059,491
*	Network Equipment Technologies, Inc.	367,224	1,149,411
*	Newport Corp.	1,732,785	9,270,400
* #	Novatel Wireless, Inc.	404,593	2,241,445
* #	Novellus Systems, Inc.	188,600	2,600,794
*	Nu Horizons Electronics Corp.	282,311	443,228
*	NumereX Corp. Class A	106,141	317,362
* #	NYFIX, Inc.	462,231	416,008
	O.I. Corp.	54,361	503,383
*	Oculus Innovative Sciences, Inc.	45,365	74,852
*	OmniVision Technologies, Inc.	1,235,289	8,264,083
*	Omtool, Ltd.	52,214	39,161
* #	On2 Technologies, Inc.	439,900	180,359
*	Online Resources Corp.	145,842	460,861
*	Onvia, Inc.	29,643	118,868
	Openwave Systems, Inc.	557,164	406,730
*	Oplink Communications, Inc.	679,510	4,804,136
*	OpNext, Inc.	10,419	24,797
*	Optelecom-NKF, Inc.	8,825	40,860
*	OPTi, Inc.	164,800	308,176
*	Optical Cable Corp.	116,577	331,079
*	Orbcomm, Inc.	663,191	1,087,633
*	OSI Systems, Inc.	242,314	3,545,054
*	Overland Storage, Inc.	182,669	73,068
* #	OYO Geospace Corp.	20,395	304,905
* #	Palm, Inc.	1,819,038	13,952,021
*	PAR Technology Corp.	108,721	492,506
* #	ParkerVision, Inc.	159,806	286,053
*	PC Connection, Inc.	897,789	4,390,188
	PC-Tel, Inc.	638,185	4,122,675
*	PDF Solutions, Inc.	338,611	504,530
	Pegasystems, Inc.	78,573	1,066,236
*	Perceptron, Inc.	143,518	487,961
*	Perficient, Inc.	208,538	815,384
*	Performance Technologies, Inc.	176,854	558,859
*	Pericom Semiconductor Corp.	372,848	2,300,472
*	Pervasive Software, Inc.	583,326	2,111,640
*	Photronics, Inc.	1,304,161	2,073,616
*	Physicians Formula Holdings, Inc.	18,595	53,926
*	Pinnacle Data Systems, Inc.	5,400	2,106
*	Pixelworks, Inc.	21,560	14,659
*	Planar Systems, Inc.	259,633	119,431
*	PlanetOut, Inc.	19,912	5,199
*	PLATO Learning, Inc.	277,077	385,137

32

*	PLX Technology, Inc.	340,234	561,386
* #	Powerwave Technologies, Inc.	1,688,988	760,045
*	Presstek, Inc.	291,393	629,409
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	QAD, Inc.	128,074	327,869
	Qualstar Corp.	250,883	519,328
*	Quantum Corp.	762,084	388,663
*	QuickLogic Corp.	280,437	249,589
* #	Rackable Systems, Inc.	893,591	3,511,813
*	Radiant Systems, Inc.	115,601	399,979
*	RadiSys Corp.	486,064	2,299,083
*	RAE Systems, Inc.	700,543	259,201
*	Ramtron International Corp.	12,079	20,534
*	RealNetworks, Inc.	2,205,273	6,218,870
*	Relm Wireless Corp.	138,333	105,133
#	Renaissance Learning, Inc.	47,095	340,497
* #	RF Micro Devices, Inc.	3,893,544	4,205,028
*	RF Monolithics, Inc.	41,140	28,387
	Richardson Electronics, Ltd.	461,490	1,721,358
* #	RightNow Technologies, Inc.	26,538	154,982
*	Rudolph Technologies, Inc.	502,812	1,412,902
*	S1 Corp.	1,159,020	7,730,663
*	Saba Software, Inc.	356,685	584,963
*	Safeguard Scientifics, Inc.	2,444,468	1,466,681
* #	SatCon Technology Corp.	94,200	131,880
*	SCM Microsystems, Inc.	378,413	949,817
*	SeaChange International, Inc.	849,717	5,030,325
*	Selectica Escrow Shares	712,856	—
*	Selectica, Inc.	712,856	442,684
*	Semitool, Inc.	201,657	558,590
*	Sigma Designs, Inc.	4,500	45,990
*	Sigmatron International, Inc.	16,500	35,475
*	Silicon Image, Inc.	385,274	1,413,956
*	Silicon Storage Technology, Inc.	3,778,252	7,745,417
* #	SiRF Technology Holdings, Inc.	87,224	88,968
* #	Skyworks Solutions, Inc.	5,475,665	23,654,873
*	Smith Micro Software, Inc.	201,489	1,067,892
*	Soapstone Networks, Inc.	172,094	425,072
* #	Sonic Solutions, Inc.	335,336	439,290
*	SonicWALL, Inc.	1,712,108	6,026,620
* #	Sonus Networks, Inc.	689,370	909,968
*	SourceForge, Inc.	861,369	861,369
*	Spansion, Inc.	14,888	998
*	Spectrum Control, Inc.	228,772	1,656,309
*	SRS Labs, Inc.	68,041	349,050
*	Standard Microsystems Corp.	100,609	1,393,435
	StarTek, Inc.	117,282	544,188
*	SumTotal Systems, Inc.	72,998	183,955
*	Sunair Electronics, Inc.	14,271	21,407
*	Sunrise Telecom, Inc.	132,300	68,796
*	SupportSoft, Inc.	1,020,272	1,928,314
*	Switch and Data Facilities Co.	176,462	1,214,059
*	Sycamore Networks, Inc.	6,832,668	16,056,770
*	Symmetricom, Inc.	355,106	1,317,443
*	SYNNEX Corp.	1,057,645	16,234,851

33

*	Tech Data Corp.	1,378,727	24,968,746
*	Technical Communications Corp.	6,200	32,240
	Technitrol, Inc.	201,292	442,842
*	Technology Solutions Co.	35,343	37,110
*	TechTeam Global, Inc.	198,159	990,795
* #	Telkonet, Inc.	308,357	49,337
*	Tellabs, Inc.	404,644	1,671,180
*	Telular Corp.	286,285	452,330
*	Teradyne, Inc.	624,070	3,001,777
*	Tessco Technologies, Inc.	34,835	254,644
* #	The Knot, Inc.	231,004	1,589,308
	TheStreet.com, Inc.	265,662	725,257
* #	THQ, Inc.	142,138	561,445
*	Tier Technologies, Inc. Class B	579,612	3,361,750
*	TII Network Technologies, Inc.	92,005	65,324
*	Tollgrade Communications, Inc.	219,564	1,264,689
*	Track Data Corp.	65,391	60,814
*	Transcat, Inc.	58,700	312,284
*	Trans-Lux Corp.	4,683	2,529
*	Transwitch Corp.	19,672	8,262
* #	Travelzoo, Inc.	6,973	27,962
*	Trident Microsystems, Inc.	219,440	373,048
	Trio-Tech International	35,820	59,999
*	Triquint Semiconductor, Inc.	3,700,385	7,474,778
	TSR, Inc.	2,290	4,237
*	TTM Technologies, Inc.	239,506	1,444,221
*	Ulticom, Inc.	208,419	1,198,409
*	Ultra Clean Holdings, Inc.	250,047	280,053
*	Ultratech, Inc.	8,466	94,819
*	Unisys Corp.	567,717	425,788
#	United Online, Inc.	27,168	166,268
*	UTStarcom, Inc.	837,260	1,230,772
* #	ValueClick, Inc.	157,979	987,369
*	Veeco Instruments, Inc.	349,413	1,687,665
*	VeriFone Holdings, Inc.	182,962	847,114
*	Vicon Industries, Inc.	102,175	586,485
*	Vignette Corp.	455,612	3,175,616
*	Virage Logic Corp.	311,185	958,450
*	Vishay Intertechnology, Inc.	185,587	549,338
	Wayside Technology Group, Inc.	11,612	83,606
*	Web.com Group, Inc.	180,515	541,545
*	Westell Technologies, Inc.	43,626	13,960
*	White Electronics Designs Corp.	840,948	3,271,288
*	Winland Electronics, Inc.	15,294	11,012
*	Wireless Ronin Technologies, Inc.	151,690	177,477
*	Wireless Telecom Group, Inc.	255,573	92,006
*	WPCS International, Inc.	23,311	46,622
* #	X-Rite, Inc.	401,930	534,567
*	ZiLOG, Inc.	7,584	18,353
* #	Zix Corp.	441,476	573,919
*	Zoran Corp.	1,176,831	6,990,376
*	Zygo Corp.	534,211	3,055,687
Total Information Technology			785,949,086

34

Materials — (4.1%)
#	A. Schulman, Inc.	947,100	14,348,565
#	A.M. Castle & Co.	438,798	3,712,231
*	AEP Industries, Inc.	6,190	88,765
*	American Pacific Corp.	134,331	1,051,812
#	American Vanguard Corp.	146,953	2,088,202
* #	Amerigon, Inc.	152,527	523,168
*	Arrowhead Research Corp.	108,127	94,070
	Ashland, Inc.	94,140	755,003
*	Brush Engineered Materials, Inc.	209,075	2,625,982
*	Buckeye Technologies, Inc.	837,896	2,446,656
*	Bway Holding Co.	77,932	659,305
	Cabot Corp.	498,372	6,658,250
*	Caraustar Industries, Inc.	682,115	143,244
* #	Century Aluminum Co.	136,693	485,260
	Chesapeake Corp.	110,440	1,712
* #	Coeur d’Alene Mines Corp.	1,619,497	1,149,843
*	Continental Materials Corp.	10,304	173,725
*	Core Molding Technologies, Inc.	99,118	207,157
	Cytec Industries, Inc.	52,159	1,066,130
*	Detrex Corp.	12,700	47,943
#	Empire Resources, Inc.	128,023	115,221
	Ferro Corp.	863,348	3,418,858
*	Flotek Industries, Inc.	221,927	641,369
	Friedman Industries, Inc.	100,215	561,204
* #	General Moly, Inc.	517,370	465,633
#	Georgia Gulf Corp.	383,594	360,578
#	Gibraltar Industries, Inc.	709,985	7,263,147
* #	Graphic Packaging Holding Co.	6,215,796	5,407,743
*	H&E Equipment Services, Inc.	293,399	1,956,971
* #	Haynes International, Inc.	55,858	1,020,526
* #	Headwaters, Inc.	1,389,210	6,293,121
* #	Hecla Mining Co.	222,000	588,300
*	Horsehead Holding Corp.	51,828	205,239
*	ICO, Inc.	180,780	479,067
*	Impreso, Inc.	6,400	15,360
* #	ION Geophysical Corp.	127,100	190,650
#	Kaiser Aluminum Corp.	261,709	6,500,852
	KMG Chemicals, Inc.	95,049	494,255
#	Koppers Holdings, Inc.	64,170	1,039,554
*	LSB Industries, Inc.	211,145	1,558,250
*	Material Sciences Corp.	216,679	303,351
*	Maxxam, Inc.	53,466	489,214
* #	Metalico, Inc.	206,135	505,031
#	Minerals Technologies, Inc.	254,799	9,633,950
* #	Mines Management, Inc.	274,903	406,856
*	Mod-Pac Corp.	23,262	30,124
	Myers Industries, Inc.	478,430	2,999,756
*	Nanophase Technologies Corp.	231,122	191,831
	Neenah Paper, Inc.	95,593	643,341
#	NL Industries, Inc.	286,564	3,312,680
	NN, Inc.	504,296	857,303
*	Northern Technologies International Corp.	5,316	41,146
* #	Northwest Pipe Co.	219,809	7,750,465
	Olympic Steel, Inc.	24,778	393,227
*	OM Group, Inc.	342,488	6,637,417

35

*	OMNOVA Solutions, Inc.	534,856	486,719
	P.H. Glatfelter Co.	1,344,000	11,706,240
	Penford Corp.	260,337	2,254,518
*	PolyOne Corp.	3,910,837	8,017,216
*	Rock of Ages Corp.	57,681	107,575
	Rock-Tenn Co. Class A	217,000	6,763,890
*	Rockwood Holdings, Inc.	58,800	441,588
*	Rosetta Resources, Inc.	212,834	1,291,902
* #	RTI International Metals, Inc.	178,700	2,378,497
	Schweitzer-Maudoit International, Inc.	330,644	7,075,782
	Sensient Technologies Corp.	578,480	12,437,320
	Spartech Corp.	608,935	1,930,324
#	Stepan Co.	27,502	1,009,048
*	Stillwater Mining Co.	361,777	1,501,375
* #	Symyx Technologies, Inc.	134,139	643,867
	Synalloy Corp.	1,286	7,047
	Temple-Inland, Inc.	151,743	860,383
*	U.S. Concrete, Inc.	610,779	1,697,966
*	U.S. Energy Corp.	25,300	47,817
* #	U.S. Gold Corp.	279,759	553,923
*	Universal Stainless & Alloy Products, Inc.	25,990	376,855
	Vulcan International Corp.	11,100	427,905
	Wausau Paper Corp.	1,059,559	10,076,406
*	Webco Industries, Inc.	9,290	529,530
#	Westlake Chemical Corp.	1,537,624	21,019,320
*	Williams Industries, Inc.	3,400	4,743
#	Worthington Industries, Inc.	109,244	1,098,995
* #	Zoltek Companies, Inc.	32,000	226,560
Total Materials			206,071,924

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	—
* ●	Noel Group, Inc.	95,400	358
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
Total Other			6,514

Telecommunication Services — (0.3%)
	Arbinet-thexchange, Inc.	552,802	928,707
*	Centennial Communications Corp.	321,337	2,628,537
*	Cincinnati Bell, Inc.	879,028	1,221,849
#	Consolidated Communications Holdings, Inc.	135,909	1,530,335
	D&E Communications, Inc.	276,971	1,936,027
#	FairPoint Communications, Inc.	544,959	1,487,738
* #	FiberTower Corp.	738,082	107,022
*	General Communications, Inc. Class A	160,005	1,051,233
*	GoAmerica, Inc.	559	1,845
*	ICO Global Communications (Holdings), Ltd.	688,892	406,446
*	Nexstar Broadcasting Group, Inc.	100,175	80,140
*	Occam Networks, Inc.	39,798	105,067
*	PAETEC Holding Corp.	566,066	764,189
*	Point.360	123,641	138,478
	SureWest Communications	310,791	3,173,176
*	Terrestar Corp.	85,137	42,569
*	Xeta Corp.	64,791	120,511
Total Telecommunication Services			15,723,869

36

Utilities — (0.3%)
*	Cadiz, Inc.	3,468	32,183
#	Connecticut Water Services, Inc.	123,449	2,856,610
	Delta Natural Gas Co., Inc.	10,800	259,200
	Maine & Maritimes Corp.	42,871	1,699,835
#	PNM Resources, Inc.	11,685	117,317
#	South Jersey Industries, Inc.	237,913	8,874,155
	Unitil Corp.	48,204	974,203
Total Utilities			14,813,503

TOTAL COMMON STOCKS			4,206,855,220

RIGHTS/WARRANTS — (0.0%)
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	28,300
* ●	Lantronix, Inc. Warrants 2008	599	—
TOTAL RIGHTS/WARRANTS			28,300

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $53,080,000 FNMA 5.11%(r), 01/01/36, valued at $32,946,396) to be repurchased at $32,459,514	$32,459	32,459,000

		Shares
SECURITIES LENDING COLLATERAL — (15.6%)
§ @	DFA Short Term Investment Fund LP	774,355,534	774,355,534

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $8,218,514 FHLMC 5.500%, 07/01/37, valued at $7,358,276) to be repurchased at $7,144,130	$7,144	7,143,957

TOTAL SECURITIES LENDING COLLATERAL			781,499,491

TOTAL INVESTMENTS - (100.0%)
(Cost $7,717,698,940)##			$5,020,842,011

37

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (80.5%)
Consumer Discretionary — (12.4%)
*	1-800-FLOWERS.COM, Inc.	45,694	$114,692
*	4Kids Entertainment, Inc.	242,619	405,174
* #	99 Cents Only Stores	145,265	1,217,321
*	A.C. Moore Arts & Crafts, Inc.	224,497	379,400
#	Aaron Rents, Inc.	120,700	2,638,502
	Aaron Rents, Inc. Class A	15,475	272,360
* #	AbitibiBowater, Inc.	80,238	60,981
*	Acme Communications, Inc.	282,503	67,801
	Acme United Corp.	7,700	55,286
* #	Aeropostale, Inc.	114,875	2,425,011
*	AFC Enterprises, Inc.	35,706	171,389
	Aldila, Inc.	71,403	274,902
*	Alloy, Inc.	10,612	52,742
	Ambassadors Group, Inc.	35,359	292,419
	AMCON Distributing Co.	2,269	53,321
*	AMDL, Inc.	4,474	4,340
* #	American Apparel, Inc.	72,500	147,175
	American Axle & Manufacturing Holdings, Inc.	949,034	1,034,447
*	American Biltrite, Inc.	3,955	5,932
	American Greetings Corp. Class A	50,900	220,906
*	America’s Car-Mart, Inc.	30,685	278,927
	Ameristar Casinos, Inc.	74,454	667,852
*	AnnTaylor Stores Corp.	37,000	182,040
	Arbitron, Inc.	82,399	1,237,633
#	Arctic Cat, Inc.	99,171	425,444
	Ark Restaurants Corp.	12,675	132,073
#	ArvinMeritor, Inc.	194,200	339,850
	Asbury Automotive Group, Inc.	651,802	2,333,451
*	ATC Technology Corp.	59,678	778,798
*	Audiovox Corp. Class A	302,693	1,365,145
*	Avatar Holdings, Inc.	55,193	1,432,258
*	Bakers Footwear Group, Inc.	24,144	9,658
*	Ballantyne of Omaha, Inc.	2	3
* #	Bally Technologies, Inc.	78,076	1,576,354
	Barnes & Noble, Inc.	113,110	1,857,266
*	Barry (R.G.) Corp.	17,238	110,496
	Bassett Furniture Industries, Inc.	188,843	621,293
	Beasley Broadcast Group, Inc.	81,005	121,507
	Beazer Homes USA, Inc.	16,519	17,015
	bebe Stores, Inc.	158,036	892,903
	Belo Corp.	38,160	76,320
#	Belo Corp. Class A	173,800	248,534
*	Benihana, Inc.	1,375	3,217

1

	Big 5 Sporting Goods Corp.	19,379	101,934
* #	Big Lots, Inc.	131,274	1,765,635
*	Birks & Mayors, Inc.	1,765	777
* #	BJ’s Restaurants, Inc.	47,445	526,639
#	Blockbuster, Inc. Class A	1,489,439	1,906,482
*	Blockbuster, Inc. Class B	144,416	121,309
* #	Blue Nile, Inc.	29,400	594,468
*	Bluegreen Corp.	83,365	145,889
	Blyth, Inc.	60,842	207,471
	Bob Evans Farms, Inc.	96,838	1,700,475
#	Bon-Ton Stores, Inc.	129,659	176,985
	Books-A-Million, Inc.	6,300	14,742
	Borders Group, Inc.	83,876	36,905
	Bowl America, Inc. Class A	6,628	63,629
	Boyd Gaming Corp.	28,900	139,009
#	Brinker International, Inc.	122,206	1,340,600
*	Broadview Institute, Inc.	200	202
	Brookfield Homes Corp.	42,900	106,821
	Brown Shoe Company, Inc.	224,000	1,050,560
	Brunswick Corp.	149,600	415,888
#	Buckle, Inc.	124,650	2,636,347
* #	Buffalo Wild Wings, Inc.	35,184	790,233
*	Build-A-Bear-Workshop, Inc.	23,300	97,860
* #	Cabela’s, Inc.	174,904	981,211
*	Cache, Inc.	7,600	14,212
*	California Coastal Communities, Inc.	138,138	174,054
*	California Pizza Kitchen, Inc.	53,568	554,964
	Callaway Golf Co.	199,200	1,515,912
	Canterbury Park Holding Corp.	10,475	66,202
* #	Capella Education Co.	29,967	1,658,074
* #	Career Education Corp.	79,470	1,732,446
	Carmike Cinemas, Inc.	243,916	490,271
*	Carriage Services, Inc.	207,167	457,839
*	Carrols Restaurant Group, Inc.	3,210	10,304
* #	Carter’s, Inc.	101,394	1,722,684
*	Casual Male Retail Group, Inc.	29,100	11,058
*	Catalina Lighting, Inc.	1,760	114
	Cato Corp. Class A	72,850	963,805
*	Cavalier Homes, Inc.	272,605	370,743
*	Cavco Industries, Inc.	18,266	447,152
* #	CEC Entertainment, Inc.	86,216	2,012,281
	Centex Corp.	179,900	1,530,949
* ●	Championship Auto Racing Teams, Inc.	1,697	—
*	Charles and Colvard, Ltd.	54,978	14,294
*	Charlotte Russe Holding, Inc.	26,700	137,505
* #	Charming Shoppes, Inc.	293,386	316,857
* #	Charter Communications, Inc.	542,325	48,809
* #	Cheesecake Factory, Inc.	71,700	622,356
#	Cherokee, Inc.	13,272	202,796
*	Chico’s FAS, Inc.	68,200	270,072
#	Choice Hotels International, Inc.	16,600	436,912
	Christopher & Banks Corp.	32,271	125,211
*	Chromcraft Revington, Inc.	22,839	6,509
	Churchill Downs, Inc.	39,193	1,352,550
	Cinemark Holdings, Inc.	141,347	1,118,055

2

	Citadel Broadcasting Co.	294,681	53,043
*	Citi Trends, Inc.	25,863	246,474
	CKE Restaurants, Inc.	105,300	873,990
	Coachmen Industries, Inc.	281,012	407,467
	Coast Distribution System, Inc.	49,630	53,352
*	Coinstar, Inc.	75,816	1,742,252
*	Coldwater Creek, Inc.	88,716	250,179
	Collectors Universe, Inc.	112,624	432,476
#	Columbia Sportswear Co.	66,931	1,922,258
*	Comstock Homebuilding Companies, Inc.	4,766	1,334
*	Concord Camera Corp.	113,476	289,364
* #	Conn’s, Inc.	66,784	812,093
	Cooper Tire & Rubber Co.	1,248,791	5,831,854
* #	Corinthian Colleges, Inc.	244,698	4,570,959
* #	Cosi, Inc.	4,600	1,513
* #	Cost Plus, Inc.	191,623	183,958
	Courier Corp.	21,392	336,076
* #	Cox Radio, Inc.	97,400	491,870
#	CPI Corp.	1,845	12,730
#	Cracker Barrel Old Country Store, Inc.	40,206	706,419
	Craftmade International, Inc.	15,198	31,536
*	Crown Media Holdings, Inc.	53,132	87,668
	CSS Industries, Inc.	28,400	430,828
*	Culp, Inc.	34,401	64,674
* #	Cumulus Media, Inc. Class A	913,987	1,572,058
*	Cybex International, Inc.	400	724
*	Daily Journal Corp.	200	7,230
* #	Deckers Outdoor Corp.	35,900	1,875,416
	Decorator Industries, Inc.	19,872	15,103
*	DEI Holdings, Inc.	3,799	836
*	dELiA*s, Inc.	1	2
*	Delta Apparel, Inc.	14,180	55,302
*	Destination Maternity Corp.	12,600	107,100
*	DG FastChannel, Inc.	44,850	649,876
* #	Dick’s Sporting Goods, Inc.	107,800	1,186,878
*	Diedrich Coffee, Inc.	20,802	7,281
	Dillards, Inc. Class A	127,478	554,529
#	DineEquity, Inc.	99,543	879,960
*	Dixie Group, Inc.	114,811	177,957
*	Dolan Media	12,000	62,400
*	Domino’s Pizza, Inc.	43,600	291,684
*	Dorman Products, Inc.	43,000	429,570
	Dover Downs Gaming & Entertainment, Inc.	43,715	139,451
	Dover Motorsports, Inc.	58,912	91,314
* #	Drew Industries, Inc.	44,400	382,728
* #	DSW, Inc.	29,400	293,412
*	Duckwall-ALCO Stores, Inc.	4,953	43,586
	E.W. Scripps Co.	21,925	35,299
*	Eddie Bauer Holdings, Inc.	10,000	7,500
	Educational Development Corp.	9,384	37,254
*	Einstein Noah Restaurant Group, Inc.	6,354	43,970
*	ELXSI Corp.	1,800	10,350
*	Emerson Radio Corp.	210,200	109,304
	Emmis Communications Corp. Class A	89,399	25,926
* #	Empire Resorts, Inc.	40,593	47,494

3

	Entercom Communications Corp.	93,000	108,810
*	Entravision Communications Corp.	181,517	152,474
*	Escala Group, Inc.	80,070	120,906
	Escalade, Inc.	41,465	20,732
#	Ethan Allen Interiors, Inc.	91,334	1,040,294
*	Famous Dave’s of America, Inc.	14,125	43,222
	Federal Screw Works	1,562	1,679
	Finish Line, Inc. Class A	613,086	2,912,158
	Fisher Communications, Inc.	14,040	214,110
*	Flanigan’s Enterprises, Inc.	5,680	21,641
	Flexsteel Industries, Inc.	14,686	114,404
	Foot Locker, Inc.	194,459	1,431,218
	Footstar, Inc.	22,800	52,440
* #	Fossil, Inc.	112,540	1,298,712
*	Fountain Powerboat Industries, Inc.	8,975	2,333
*	Franklin Covey Co.	121,017	497,380
*	Franklin Electronic Publishers, Inc.	73,984	65,106
*	Frederick’s of Hollywood Group	1	—
	Fred’s, Inc.	90,750	931,095
	Frisch’s Restaurants, Inc.	8,847	190,299
* #	Fuel Systems Solutions, Inc.	43,201	1,129,274
#	Furniture Brands International, Inc.	1,071,088	2,195,730
*	Gaiam, Inc.	4,800	17,136
*	GameTech International, Inc.	12,400	15,500
*	Gaming Partners International Corp.	5,311	36,433
* #	Gander Mountain Co.	326,823	673,255
* #	Gaylord Entertainment Co.	11,684	123,850
*	Genesco, Inc.	66,700	1,027,180
*	Gentek, Inc.	16,602	226,617
	Gentex Corp.	237,464	1,992,323
*	G-III Apparel Group, Ltd.	48,139	264,764
*	Gottschalks, Inc.	42,902	4,290
#	Gray Television, Inc.	93,363	30,810
	Gray Television, Inc. Class A	27,139	29,310
*	Great Wolf Resorts, Inc.	227,308	438,704
#	Group 1 Automotive, Inc.	337,281	3,362,692
* #	GSI Commerce, Inc.	109,431	937,824
* #	Gymboree Corp.	83,700	2,050,650
*	Hampshire Group, Ltd.	8,000	28,600
	Handleman Co.	56,645	7,930
* #	Hanesbrands, Inc.	149,000	1,339,510
#	Harman International Industries, Inc.	20,900	336,281
*	Harris Interactive, Inc.	1,025,110	512,555
	Harte-Hanks, Inc.	46,072	290,254
*	Hartmarx Corp.	571,474	15,716
*	Hastings Entertainment, Inc.	44,803	114,248
#	Haverty Furniture Co., Inc.	43,700	350,474
	Haverty Furniture Co., Inc. Class A	1,600	12,768
*	Hawk Corp.	21,800	368,202
*	Hayes Lemmerz International, Inc.	1,102,106	99,190
	Hearst-Argyle Television, Inc.	65,960	259,882
	Heelys, Inc.	25,882	52,799
*	Helen of Troy, Ltd.	49,212	515,250
* #	Hibbett Sporting Goods, Inc.	84,355	1,148,072
	Hooker Furniture Corp.	24,488	197,863

4

*	Hot Topic, Inc.	74,486	636,110
*	Hovnanian Enterprises, Inc. Class A	4,160	7,030
*	Iconix Brand Group, Inc.	99,097	819,532
*	ILX Resorts, Inc.	55,379	29,351
*	Image Entertainment, Inc.	69,502	63,942
*	Infosonics Corp.	41,850	11,718
*	Insignia Systems, Inc.	16,051	14,285
	Interface, Inc. Class A	99,506	405,984
#	International Speedway Corp. Class A	43,796	1,019,571
*	Interstate Hotels & Resorts, Inc.	416,075	208,037
* #	iRobot Corp.	60,239	457,816
*	Isle of Capri Casinos, Inc.	24,382	69,001
*	J. Alexander’s Corp.	16,782	41,955
* #	J. Crew Group, Inc.	24,944	249,440
* #	Jack in the Box, Inc.	113,631	2,566,924
	Jackson Hewitt Tax Service, Inc.	48,817	646,337
*	Jaclyn, Inc.	2,235	7,107
*	JAKKS Pacific, Inc.	69,875	1,281,507
* #	Jarden Corp.	122,264	1,275,214
*	Jo-Ann Stores, Inc.	90,254	1,152,544
	Johnson Outdoors, Inc.	13,358	101,387
	Jones Apparel Group, Inc.	144,360	499,486
* #	Jos. A. Bank Clothiers, Inc.	50,250	1,379,865
	Journal Communications, Inc. Class A	191,973	343,632
#	KB HOME	144,814	1,545,165
	Kenneth Cole Productions, Inc. Class A	16,683	106,604
	Kimball International, Inc. Class B	388,416	2,676,186
*	Knology, Inc.	28,510	133,997
*	Kona Grill, Inc.	500	850
	Koss Corp.	10,553	118,194
*	Krispy Kreme Doughnuts, Inc.	79,100	109,949
	KSW, Inc.	19,682	52,354
#	K-Swiss, Inc. Class A	45,548	488,275
	LaCrosse Footwear, Inc.	11,922	128,281
*	Lakeland Industries, Inc.	13,418	103,453
*	Lakes Entertainment, Inc.	27,650	81,844
	Landry’s Restaurants, Inc.	58,000	374,680
*	Lazare Kaplan International, Inc.	9,600	35,520
#	La-Z-Boy, Inc.	1,020,700	990,079
*	LeapFrog Enterprises, Inc.	70,836	142,380
*	Lear Corp.	84,700	77,077
#	Lee Enterprises, Inc.	557,531	172,835
#	Lennar Corp. Class A	99,800	767,462
	Lennar Corp. Class B	4,229	24,528
	Liberty Homes, Inc. Class A	200	130
*	Liberty Media Holding Corp. Capital Class A	185,078	1,016,078
*	Liberty Media Holding Corp. Capital Class B	1,993	9,806
* #	Life Time Fitness, Inc.	11,953	177,024
	Lifetime Brands, Inc.	176,050	308,087
*	LIN TV Corp.	536,911	375,838
*	Lincoln Educational Services	46,865	685,166
#	Lithia Motors, Inc. Class A	258,376	790,631
*	Live Nation, Inc.	180,626	944,674
	Liz Claiborne, Inc.	118,203	260,047
* #	LKQ Corp.	155,759	1,799,016

5

*	Lodgian, Inc.	423,834	784,093
*	LOUD Technologies, Inc.	2,380	547
*	Luby’s, Inc.	272,804	1,238,530
*	Lumber Liquidators, Inc.	14,361	127,382
	M/I Homes, Inc.	31,200	275,808
*	Mace Security International, Inc.	38,900	29,175
*	Magna Entertainment Corp.	460	340
*	Maidenform Brands, Inc.	35,700	319,515
	Marine Products Corp.	101,173	378,387
* #	MarineMax, Inc.	370,580	652,221
*	Martha Stewart Living Omnimedia, Inc.	22,660	53,024
#	Matthews International Corp. Class A	90,967	3,542,255
*	McCormick & Schmick’s Seafood Restaurants, Inc.	25,905	91,445
	McRae Industries, Inc. Class A	2,500	31,625
	MDC Holdings, Inc.	68,433	2,096,787
*	Meade Instruments Corp.	366,466	62,299
#	Media General, Inc. Class A	555,071	1,082,388
*	Mediacom Communications Corp.	94,896	512,438
#	Meredith Corp.	59,400	948,618
*	Meritage Homes Corp.	50,500	556,510
*	Midas, Inc.	22,433	196,289
	Modine Manufacturing Co.	698,214	1,913,106
	Monaco Coach Corp.	554,775	321,769
*	Monarch Casino & Resort, Inc.	26,992	276,398
	Monro Muffler Brake, Inc.	58,634	1,423,047
* #	Morgans Hotel Group	8,800	32,120
*	Morgan’s Foods, Inc.	800	900
* #	Morningstar, Inc.	18,227	631,930
*	Morton’s Restaurant Group, Inc.	63,110	113,598
	Movado Group, Inc.	53,700	412,416
*	Multimedia Games, Inc.	382,103	653,396
*	Nathan’s Famous, Inc.	18,305	251,511
#	National CineMedia, Inc.	71,354	719,248
*	National Lampoon, Inc.	14,900	9,387
	National Presto Industries, Inc.	12,419	833,812
	Nautilus Group, Inc.	231,922	322,372
*	Navarre Corp.	59,110	28,373
* #	Netflix, Inc.	14,833	536,065
*	New Motion, Inc.	132,564	145,820
*	New York & Co., Inc.	103,700	205,326
*	Nobel Learning Communities, Inc.	16,425	222,394
	Nobility Homes, Inc.	13,683	104,128
#	Nutri/System, Inc.	47,347	610,303
*	Office Depot, Inc.	63,900	138,024
	OfficeMax, Inc.	61,500	338,865
*	Orbitz Worldwide, Inc.	5,500	16,500
#	Orleans Homebuilders, Inc.	167,606	201,127
	O’Charleys, Inc.	440,132	1,100,330
*	Outdoor Channel Holdings, Inc.	44,000	267,960
*	Overstock.com, Inc.	44,800	491,904
	Oxford Industries, Inc.	245,668	1,636,149
*	P & F Industries, Inc. Class A	9,766	12,696
* #	P.F. Chang’s China Bistro, Inc.	65,836	1,167,272
*	Palm Harbor Homes, Inc.	313,873	1,111,110
* #	Panera Bread Co.	54,725	2,570,980

6

*	Papa John’s International, Inc.	86,762	1,649,346
*	PC Mall, Inc.	40,500	160,785
	Penske Automotive Group, Inc.	163,631	1,214,142
*	Perfumania Holdings, Inc.	2,175	5,546
*	Perry Ellis International, Inc.	72,977	280,232
* #	PetMed Express, Inc.	65,365	943,871
	Phillips-Van Heusen Corp.	82,300	1,565,346
*	Phoenix Footwear Group, Inc.	125,161	38,800
	Pier 1 Imports, Inc.	732,893	256,513
* #	Pinnacle Entertainment, Inc.	120,400	816,312
*	Playboy Enterprises, Inc. Class B	8,500	14,705
#	Polaris Industries, Inc.	75,800	1,612,266
*	Pomeroy IT Solutions, Inc.	234,549	705,992
	Pool Corp.	81,001	1,283,866
#	Pre-Paid Legal Services, Inc.	39,650	1,333,033
	PRIMEDIA, Inc.	4,586	8,163
* #	Princeton Review, Inc.	101,356	497,658
*	Progressive Gaming International Corp.	7,129	443
*	Proliance International, Inc.	222,417	113,433
*	Q.E.P. Co., Inc.	10,314	13,202
*	Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	108,185
*	Quiksilver, Inc.	21,800	45,780
*	Radio One, Inc. Class D	1,226,141	416,888
#	RadioShack Corp.	162,594	1,863,327
*	RC2 Corp.	299,927	1,742,576
	RCN Corp.	219,920	809,306
*	Reading International, Inc. Class A	19,849	68,479
*	Reading International, Inc. Class B	2,710	10,637
*	Red Lion Hotels Corp.	58,900	131,347
*	Red Robin Gourmet Burgers, Inc.	18,600	226,548
*	Regent Communications, Inc.	757,833	128,832
	Regis Corp.	9,500	106,875
* #	Rent-A-Center, Inc.	120,845	1,794,548
*	Rentrak Corp.	31,013	384,561
*	Retail Ventures, Inc.	13,300	31,787
*	Rex Stores Corp.	22,800	132,240
*	Rick’s Cabaret International, Inc.	2,800	11,144
*	Riviera Holdings Corp.	10,000	27,600
*	Rockford Corp.	25,270	13,646
* #	Rocky Brands, Inc.	104,964	362,126
*	Rubio’s Restaurants, Inc.	16,095	57,942
	Ruby Tuesday, Inc.	336,297	417,008
	Russ Berrie & Co., Inc.	208,708	356,891
#	Ryland Group, Inc.	94,636	1,476,322
*	S&K Famous Brands, Inc.	2,100	199
*	Saga Communications, Inc.	14,956	65,957
	Saks, Inc.	33,000	83,160
	Salem Communications Corp.	141,441	138,612
* #	Sally Beauty Holdings, Inc.	291,028	1,376,562
	Sauer-Danfoss, Inc.	98,300	741,182
*	Schieb (Earl), Inc.	2,200	1,441
	Scholastic Corp.	114,133	1,244,050
* #	Scientific Games Corp.	99,059	1,245,172
*	Sealy Corp.	246,800	456,580
	Service Corp. International	380,929	1,733,227

7

	Shiloh Industries, Inc.	239,912	551,798
*	Shoe Carnival, Inc.	31,379	246,325
*	Shuffle Master, Inc.	88,721	300,764
*	Shutterfly, Inc.	42,631	281,791
*	Silverleaf Resorts, Inc.	13,823	11,335
	Sinclair Broadcast Group, Inc. Class A	643,586	1,190,634
*	Six Flags, Inc.	142,451	42,735
*	Skechers U.S.A., Inc. Class A	52,300	520,908
	Skyline Corp.	48,720	978,298
*	Smith & Wesson Holding Corp.	74,600	176,056
#	Sonic Automotive, Inc.	87,400	177,422
* #	Sonic Corp.	72,518	706,325
	Sotheby’s Class A	26,900	233,761
* #	Source Interlink Companies, Inc.	81,111	8,922
*	Spanish Broadcasting System, Inc.	469,252	79,773
#	Spartan Motors, Inc.	26,307	114,172
	Speedway Motorsports, Inc.	82,930	1,197,509
*	Sport Chalet, Inc. Class A	28,974	10,141
*	Sport Chalet, Inc. Class B	4,108	3,204
	Sport Supply Group, Inc.	29,400	236,964
*	Sport-Haley, Inc.	2,900	957
	Stage Stores, Inc.	848,340	6,065,631
*	Stamps.com, Inc.	52,923	432,910
	Standard Motor Products, Inc.	373,949	878,780
	Standard Pacific Corp.	137,600	194,016
	Stanley Furniture, Inc.	11,488	90,181
	Star Buffet, Inc.	2,700	4,995
*	Steinway Musical Instruments, Inc.	19,700	227,732
*	Steven Madden, Ltd.	52,200	907,236
	Stewart Enterprises, Inc.	247,399	846,105
*	Stoneridge, Inc.	12,659	24,812
	Strattec Security Corp.	11,272	110,466
	Sturm Ruger & Co., Inc.	60,400	399,244
#	Superior Industries International, Inc.	354,893	3,644,751
	Superior Uniform Group, Inc.	7,900	63,042
*	Syms Corp.	31,527	182,226
	Systemax, Inc.	103,968	1,053,196
#	Talbots, Inc.	111,971	227,301
	Tandy Brand Accessories, Inc.	14,300	22,165
*	Tarrant Apparel Group	43,535	25,250
	Tempur-Pedic International, Inc.	107,900	755,300
*	Tenneco Automotive, Inc.	52,400	96,416
* #	Texas Roadhouse, Inc.	121,648	928,174
*	The Children’s Place Retail Stores, Inc.	56,163	1,056,426
* #	The Dress Barn, Inc.	143,004	1,232,694
*	The Hallwood Group, Inc.	856	26,532
	The Marcus Corp.	58,300	602,239
	The Men’s Wearhouse, Inc.	80,800	941,320
#	The New York Times Co. Class A	171,810	853,896
	The Pep Boys - Manny, Moe & Jack	676,987	1,956,492
*	The Sports Club Co., Inc.	19,000	13,300
*	The Steak n Shake Co.	393,468	2,250,637
* #	The Walking Co Holdings, Inc.	3,500	9,135
*	The Wet Seal, Inc. Class A	163,849	427,646
	Thor Industries, Inc.	87,478	925,517

8

*	Timberland Co. Class A	164,100	1,803,459
* #	TiVo, Inc.	244,259	1,756,222
*	Town Sports International Holdings, Inc.	10,379	20,550
* #	Tractor Supply Co.	69,356	2,337,991
*	Trans World Entertainment Corp.	482,936	396,008
*	True Religion Apparel, Inc.	63,307	722,333
* #	Trump Entertainment Resorts, Inc.	73,649	16,939
*	TRW Automotive Holdings Corp.	51,200	158,208
*	Tuesday Morning Corp.	107,105	126,384
#	Tupperware Corp.	128,200	2,635,792
*	Tween Brands, Inc.	5,000	13,450
* #	Under Armour, Inc. Class A	62,400	1,154,400
* #	Unifi, Inc.	534,115	982,772
	Unifirst Corp.	37,926	995,178
*	Universal Electronics, Inc.	40,253	454,054
* #	Universal Technical Institute, Inc.	42,620	747,129
* #	Vail Resorts, Inc.	49,200	1,147,344
	Value Line, Inc.	23,611	850,232
*	ValueVision Media, Inc. Class A	297,918	72,990
	Virco Manufacturing Corp.	31,531	66,215
	Visteon Corp.	1,456,060	203,848
* #	Volcom, Inc.	7,347	60,907
*	Voyager Learning Co.	72,800	109,200
	WABCO Holdings, Inc.	21,000	313,950
*	Warnaco Group, Inc.	133,817	3,029,617
#	Warner Music Group Corp.	299,043	613,038
*	Waxman Industries, Inc.	600	2,475
*	Wells-Gardner Electronics Corp.	31,549	19,876
*	West Marine, Inc.	349,129	1,780,558
	Weyco Group, Inc.	25,310	728,422
*	Williams Controls, Inc.	10,571	72,411
#	Williams-Sonoma, Inc.	27,200	215,424
*	Winmark Corp.	17,587	180,531
#	Winnebago Industries, Inc.	43,630	241,274
*	WisdomTree Investments, Inc.	4,500	3,240
* #	WMS Industries, Inc.	143,494	3,188,437
#	Wolverine World Wide, Inc.	146,900	2,664,766
* #	Woodbridge Holdings Corp.	19,516	17,369
#	World Wrestling Entertainment, Inc.	63,500	618,490
*	WPT Enterprises, Inc.	13,243	4,503
* #	Xanadoo Co.	170	51,000
*	Xerium Technologies, Inc.	70,095	34,347
*	Zale Corp.	7,500	9,300
*	Zumiez, Inc.	38,010	271,771
Total Consumer Discretionary			271,656,358

Consumer Staples — (3.8%)
	Alico, Inc.	20,330	569,240
*	Alliance One International, Inc.	517,710	1,242,504
	American Italian Pasta Co.	50,159	1,184,756
	Andersons, Inc.	50,510	827,859
	Arden Group, Inc. Class A	1,936	222,504
	B&G Foods, Inc.	20,900	96,976
*	Bare Escentuals, Inc.	36,650	133,039
*	Boston Beer Co., Inc. Class A	26,900	678,956

9

*	Bridgford Foods Corp.	2,853	11,355
*	Cagle’s, Inc. Class A	13,112	26,224
#	Calavo Growers, Inc.	41,933	511,583
#	Cal-Maine Foods, Inc.	59,265	1,604,896
*	Caribou Coffee Co.	8,406	12,609
	Casey’s General Stores, Inc.	137,677	2,925,636
	CCA Industries, Inc.	10,016	30,849
* #	Central European Distribution Corp.	18,900	228,690
*	Central Garden & Pet Co.	399,374	2,412,219
*	Central Garden & Pet Co. Class A	707,059	4,242,354
* #	Chattem, Inc.	54,784	3,703,398
#	Chiquita Brands International, Inc.	130,396	1,822,936
	Coca-Cola Bottling Co.	30,339	1,363,738
*	Collective Brands, Inc.	103,900	1,108,613
*	Craft Brewers Alliance, Inc.	13,697	17,258
*	Darling International, Inc.	221,100	1,014,849
	Del Monte Foods Co.	296,315	1,973,458
#	Diamond Foods, Inc.	37,486	962,640
*	Elizabeth Arden, Inc.	75,700	441,331
	Farmer Brothers Co.	30,456	620,084
#	Flowers Foods, Inc.	5	107
	GateHouse Media, Inc.	18,941	1,326
*	Glacier Water Services, Inc.	3,500	131,250
	Golden Enterprises, Inc.	16,785	38,605
#	Great Atlantic & Pacific Tea, Inc.	37,501	267,007
* #	Green Mountain Coffee, Inc.	62,866	2,405,253
	Griffin Land & Nurseries, Inc. Class A	5,276	181,231
*	Hain Celestial Group, Inc.	107,495	1,636,074
*	IGI Labratories, Inc.	934	579
	Imperial Sugar Co.	22,420	254,691
	Ingles Market, Inc. Class A	34,159	487,107
	Inter Parfums, Inc.	82,622	499,037
	J & J Snack Foods Corp.	50,617	1,767,039
*	Katy Industries, Inc.	11,399	13,109
#	Lancaster Colony Corp.	86,132	3,136,066
#	Lance, Inc.	84,474	1,590,645
* #	Lifeway Foods, Inc.	53,714	397,484
#	Mannatech, Inc.	32,000	86,080
*	Maui Land & Pineapple Co., Inc.	19,728	182,089
*	Medifast, Inc.	24,238	187,602
*	Monterey Pasta Co.	14,200	11,360
	Nash-Finch Co.	35,040	1,507,771
*	National Beverage Corp.	126,279	1,099,890
*	Natural Alternatives International, Inc.	20,009	122,055
* #	Natural Health Trends Corp.	3,248	974
	Nature’s Sunshine Products, Inc.	35,884	177,626
*	NBTY, Inc.	104,700	1,975,689
#	Nu Skin Enterprises, Inc. Class A	180,500	1,712,945
	Oil-Dri Corp. of America	20,765	333,278
*	Omega Protein Corp.	39,323	150,214
*	Orchids Paper Products Co.	3,500	34,125
*	Overhill Farms, Inc.	14,350	66,010
*	Pantry, Inc.	39,900	663,537
*	Parlux Fragrances, Inc.	60,346	168,969
* #	Peet’s Coffee & Tea, Inc.	37,657	765,190

10

#	Pilgrim’s Pride Corp.	118,500	84,135
*	Pizza Inn, Inc.	8,932	10,718
*	Prestige Brands Holdings, Inc.	162,939	1,034,663
	PriceSmart, Inc.	79,468	1,295,328
	Reliv’ International, Inc.	29,422	139,754
*	Revlon, Inc.	74,730	441,654
	Rocky Mountain Chocolate Factory, Inc.	5,275	33,918
	Ruddick Corp.	127,092	3,056,563
	Sanderson Farms, Inc.	54,500	1,971,810
* #	Sanfilippo (John B.) & Son, Inc.	114,307	628,688
*	Scheid Vineyards, Inc.	440	10,780
*	Schiff Nutrition International, Inc.	48,860	235,017
	Seaboard Corp.	1,690	1,698,450
*	Seneca Foods Corp. Class A	1,100	22,385
*	Seneca Foods Corp. Class B	1,800	42,930
* #	Smart Balance, Inc.	105,113	764,172
	Spartan Stores, Inc.	57,276	1,064,188
*	Star Scientific, Inc.	156,695	517,093
	Tasty Baking Co.	128,259	525,862
	The Stephan Co.	3,400	7,905
*	Tofutti Brands, Inc.	19,440	25,855
#	Tootsie Roll Industries, Inc.	101,298	2,417,983
* #	TreeHouse Foods, Inc.	57,252	1,510,880
* #	United Natural Foods, Inc.	109,213	1,697,170
	United-Guardian, Inc.	7,500	70,687
#	Universal Corp.	69,300	2,119,194
* #	USANA Health Services, Inc.	51,660	1,199,029
#	Vector Group, Ltd.	166,282	2,421,066
	Village Super Market, Inc.	24,826	683,708
	WD-40 Co.	46,789	1,173,000
	Weis Markets, Inc.	71,503	2,224,458
* #	Winn-Dixie Stores, Inc.	92,252	1,267,542
*	Zapata Corp.	28,092	181,193
Total Consumer Staples			82,620,346

Energy — (3.3%)
*	Abraxas Petroleum Corp.	118,900	129,601
	Adams Resources & Energy, Inc.	16,405	288,974
*	Allis-Chalmers Energy, Inc.	317,387	1,142,593
	Alon USA Energy, Inc.	19,800	233,640
* #	Arena Resources, Inc.	83,200	2,026,752
	Atlas America, Inc.	132,293	1,680,121
* #	ATP Oil & Gas Corp.	44,100	197,127
*	Atwood Oceanics, Inc.	17,551	292,224
* #	Aventine Renewable Energy Holdings, Inc.	135,486	62,324
	Barnwell Industries, Inc.	22,706	120,796
*	Basic Energy Services, Inc.	16,300	156,480
	Berry Petroleum Corp. Class A	114,400	841,984
*	Bill Barret Corp.	25,400	561,594
*	Bolt Technology Corp.	25,100	194,525
*	Boots & Coots International Well Control, Inc.	190,500	196,215
* #	BPZ Resources, Inc.	120,844	696,061
*	Brigham Exploration Co.	129,613	324,032
* #	Bristow Group, Inc.	65,100	1,574,769
*	Bronco Drilling Co., Inc.	452,749	2,390,515

11

*	Cal Dive International, Inc.	149,087	945,212
*	Callon Petroleum Co.	45,262	95,503
#	CARBO Ceramics, Inc.	66,655	2,396,247
* #	Carrizo Oil & Gas, Inc.	67,796	939,653
*	Catalytica Energy Systems, Inc.	2,699	1,296
* #	Cheniere Energy, Inc.	80,360	282,867
	CKX Lands, Inc.	3,400	39,168
*	Clayton Williams Energy, Inc.	31,976	1,272,645
* #	Clean Energy Fuels Corp.	38,060	263,375
*	Complete Production Services, Inc.	30,000	192,300
*	Comstock Resources, Inc.	300	11,439
*	Contango Oil & Gas Co.	43,550	1,942,330
*	CREDO Petroleum Corp.	5,427	54,053
*	Crusader Energy Group, Inc.	19,400	15,908
*	Dawson Geophysical Co.	19,100	304,263
	Delek US Holdings, Inc.	30,700	213,365
* #	Delta Petroleum Corp.	77,615	336,849
* #	Dril-Quip, Inc.	116,400	2,851,800
* #	Edge Petroleum Corp.	58,793	10,583
*	Encore Acquisition Co.	31,250	849,375
*	Evolution Petroleum Corp.	11,393	17,089
*	EXCO Resources, Inc.	19,067	193,339
*	FieldPoint Petroleum Corp.	6,543	15,572
	Foundation Coal Holdings, Inc.	17,840	289,365
#	Frontier Oil Corp.	166,200	2,373,336
*	FX Energy, Inc.	70,714	203,656
*	General Maritime Corp.	65,584	696,502
*	Geokinetics, Inc.	14,126	46,475
*	Geomet, Inc.	151,509	189,386
*	GeoResources, Inc.	6,500	46,670
*	GMX Resources, Inc.	22,500	510,075
* #	Goodrich Petroleum Corp.	78,900	2,280,210
* #	Greenhunter Energy, Inc.	1,700	6,426
	Gulf Island Fabrication, Inc.	37,151	467,731
*	Gulfmark Offshore, Inc.	62,114	1,487,009
*	Gulfport Energy Corp.	13,700	52,471
* #	Harvest Natural Resources, Inc.	107,300	429,200
* #	Helix Energy Solutions Group, Inc.	26,900	138,535
*	Hercules Offshore, Inc.	17,400	64,728
*	HKN, Inc.	57,493	154,656
#	Holly Corp.	84,435	1,973,246
* #	Hornbeck Offshore Services, Inc.	69,700	1,236,478
	Houston American Energy Corp.	92,016	216,238
*	International Coal Group, Inc.	61,300	148,346
*	James River Coal Co.	42,697	578,971
*	Key Energy Group, Inc.	88,700	302,467
	Lufkin Industries, Inc.	40,012	1,398,419
* #	Mariner Energy, Inc.	114,400	1,132,560
*	Matrix Service Co.	79,194	418,936
*	McMoran Exploration Co.	49,210	329,215
*	Meridian Resource Corp.	1,816,929	563,248
*	Mexco Energy Corp.	300	3,156
*	Mitcham Industries, Inc.	18,100	65,522
*	NATCO Group, Inc. Class A	46,400	794,832
*	National Coal Corp.	61,920	78,019

12

*	Natural Gas Services Group	28,989	247,856
*	Newpark Resources, Inc.	237,600	1,000,296
*	Northern Oil & Gas, Inc.	10,200	32,232
*	Oil States International, Inc.	14,900	272,819
*	OMNI Energy Services Corp.	17,600	20,416
	Overseas Shipholding Group, Inc.	33,800	1,206,660
	Panhandle Royalty Co.	13,856	280,584
*	Parallel Petroleum Corp.	63,800	154,396
*	Parker Drilling Co.	214,900	455,588
#	Penn Virginia Corp.	54,500	1,122,700
*	Petroleum Development Corp.	40,733	702,644
* #	PetroQuest Energy, Inc.	126,700	802,011
*	PHI, Inc. Non-Voting	32,500	390,650
*	PHI, Inc. Voting	200	3,150
*	Pioneer Drilling Co.	12,100	60,137
*	PowerSecure International, Inc.	28,100	110,433
	Precision Drilling Trust	81,278	403,952
* #	Pyramid	1,400	6,328
*	Rex Energy Corp.	3,600	8,604
*	Royale Energy, Inc.	10,018	23,442
#	RPC, Inc.	277,500	2,064,600
*	SEACOR Holdings, Inc.	26,783	1,741,966
#	St. Mary Land & Exploration Co.	42,754	827,290
*	Stone Energy Corp.	39,229	336,585
*	Superior Well Services, Inc.	7,111	65,350
*	Swift Energy Corp.	79,800	1,222,536
*	Syntroleum Corp.	140,860	115,505
*	T-3 Energy Services, Inc.	2,400	30,600
#	Tesoro Petroleum Corp.	21,800	375,614
*	Teton Energy Corp.	47,886	45,492
*	TETRA Technologies, Inc.	118,300	613,977
*	TGC Industries, Inc.	14,819	33,787
* #	Toreador Resources Corp.	12,010	28,584
* #	Trico Marine Services, Inc.	248,910	1,548,220
* #	Tri-Valley Corp.	9,400	12,690
* #	TXCO Resources, Inc.	3,000	4,830
*	Union Drilling, Inc.	107,224	491,086
	USEC, Inc.	1,236,154	6,292,024
*	VAALCO Energy, Inc.	157,200	1,180,572
*	Venoco, Inc.	11,000	32,670
*	VeraSun Energy Corp.	282,588	19,216
* #	Verenium Corp.	1,034	1,272
	W&T Offshore, Inc.	21,800	274,026
*	Warren Resources, Inc.	8,200	14,760
	Western Refining, Inc.	72,000	839,520
*	Westmoreland Coal Co.	5,586	51,112
#	World Fuel Services Corp.	61,388	2,073,073
Total Energy			72,672,497

Financials — (13.3%)
*	1st Constitution Bancorp	1,495	10,451
	1st Source Corp.	56,624	1,007,907
	21st Century Holding Co.	78,504	331,287
	Abigail Adams National Bancorp, Inc.	3,363	6,390
	Abington Bancorp, Inc.	43,274	305,082

13

	Access National Corp.	9,471	40,252
	Advanta Corp. Class A	223,100	133,860
	Advanta Corp. Class B	10,191	7,949
	Affirmative Insurance Holdings, Inc.	82,687	120,723
	Alliance Bancorp, Inc. of Pennsylvania	2,151	17,122
	Alliance Financial Corp.	2,155	40,105
*	Alphatec Holdings, Inc.	99,103	215,054
	Amcore Financial, Inc.	161,406	224,354
	Ameriana Bancorp	2,912	14,094
	American Bancorp of New Jersey, Inc.	26,364	281,040
	American Equity Investment Life Holding Co.	874,465	5,850,171
*	American Independence Corp.	8,100	33,777
	American National Bankshares, Inc.	3,355	52,036
	American Physicians Capital, Inc.	30,560	1,299,411
	American Physicians Services Group, Inc.	100	2,100
	American River Bankshares	2,955	29,550
*	American Spectrum Realty, Inc.	1,226	25,439
#	American West Bancorporation	187,441	140,581
* #	AmeriCredit Corp.	157,700	742,767
	Ameris Bancorp	32,424	248,368
*	Amerisafe, Inc.	43,429	813,425
	AmeriServe Financial, Inc.	299,665	548,387
	AmTrust Financial Services, Inc.	101,709	835,031
	Anchor Bancorp Wisconsin, Inc.	2,800	5,656
*	Argo Group International Holdings, Ltd.	50,398	1,567,882
	Arrow Financial Corp.	34,099	802,690
	ASB Financial Corp.	900	11,227
	Asset Acceptance Capital Corp.	104,727	438,806
#	ASTA Funding, Inc.	4,700	8,366
#	Astoria Financial Corp.	110,501	1,003,349
*	Atlantic American Corp.	21,640	20,774
	Atlantic Southern Financial Group, Inc.	2,100	13,125
	Auburn National Bancorporation, Inc.	300	6,000
*	B of I Holding, Inc.	3,900	17,550
	Baldwin & Lyons, Inc. Class A	900	14,355
	Baldwin & Lyons, Inc. Class B	29,641	497,672
	BancFirst Corp.	42,644	1,518,979
*	Bancinsurance Corp.	5,600	22,120
	Bancorp Rhode Island, Inc.	9,578	187,920
#	BancorpSouth, Inc.	26,980	509,922
	BancTrust Financial Group, Inc.	31,764	281,747
	Bank Mutual Corp.	86,990	768,122
	Bank of Commerce Holdings	1,500	5,925
*	Bank of Florida Corp.	103,141	318,706
	Bank of Granite Corp.	1,806	5,671
#	Bank of the Ozarks, Inc.	45,710	1,037,160
#	BankAtlantic Bancorp, Inc.	79,240	183,837
	BankFinancial Corp.	66,954	644,767
#	BankUnited Financial Corp. Class A	98,675	25,655
	Banner Corp.	116,428	366,748
	Bar Harbor Bankshares	7,563	192,705
	BCB Bancorp, Inc.	600	5,700
*	BCSB Bancorp, Inc.	1,200	9,570
*	Beacon Federal Bancorp, Inc.	1,200	9,078
*	Beneficial Mutual Bancorp, Inc.	53,533	512,846

14

	Benjamin Franklin Bancorp, Inc.	4,388	47,478
	Berkshire Bancorp, Inc.	8,669	41,525
	Berkshire Hills Bancorp, Inc.	24,569	577,863
*	Beverly Hills Bancorp, Inc.	56,106	6,845
	Beverly National Corp.	500	7,062
*	BFC Financial Corp.	57,988	12,757
	BGC Partners, Inc. Class A	43,388	104,565
*	BNCCORP, Inc.	3,900	27,300
*	BNS Holding, Inc.	4,020	20,602
	Boston Private Financial Holdings, Inc.	109,619	516,305
*	Broadpoint Securities Group, Inc.	44,180	99,405
	Brookline Bancorp, Inc.	165,293	1,598,383
	Brooklyn Federal Bancorp, Inc.	4,900	60,907
	Bryn Mawr Bank Corp.	19,548	363,202
	C&F Financial Corp.	337	5,055
	Cadence Financial Corp.	34,705	150,273
	California First National Bancorp	12,000	98,160
	Camco Financial Corp.	9,661	18,259
#	Camden National Corp.	32,569	758,858
	Capital Bank Corp.	2,560	10,880
#	Capital City Bank Group, Inc.	43,890	703,118
	Capital Corp. of the West	2	2
	Capital Properties, Inc.	1,300	9,360
* ●	Capital Properties, Inc. Class B	1,300	—
	Capital Southwest Corp.	2,281	209,076
#	Capitol Bancorp, Ltd.	24,485	147,155
	Cardinal Financial Corp.	75,486	418,947
	Carver Bancorp, Inc.	600	2,916
	Cascade Financial Corp.	16,389	50,970
#	Cash America International, Inc.	81,090	1,482,325
#	Cathay General Bancorp	100,236	1,272,997
*	CB Richard Ellis Group, Inc.	16,400	59,040
	Center Bancorp, Inc.	32,555	237,977
	Center Financial Corp.	28,260	135,648
	Centerstate Banks of Florida, Inc.	7,148	97,499
	Central Bancorp, Inc.	2,887	14,146
	Central Pacific Financial Corp.	83,200	559,936
	Central Virginia Bankshares, Inc.	317	1,575
	Centrue Financial Corp.	2,305	12,101
	Century Bancorp, Inc. Class A	3,684	62,075
	CFS Bancorp, Inc.	197,257	461,581
	Charter Financial Corp.	23,869	198,351
#	Chemical Financial Corp.	67,063	1,529,036
*	Chicopee Bancorp, Inc.	3,029	33,652
	CIT Group, Inc.	13,400	37,386
	Citizens Community Bancorp, Inc.	1,095	7,534
	Citizens First Bancorp, Inc.	164,931	206,164
	Citizens First Corp.	400	1,725
	Citizens Holding Co.	300	6,148
	Citizens Republic Bancorp, Inc.	199,449	229,366
	Citizens South Banking Corp.	700	2,884
* #	Citizens, Inc.	114,260	931,219
	City Holding Co.	47,630	1,224,567
#	Clifton Savings Bancorp, Inc.	36,121	377,103
*	CNA Surety Corp.	116,631	1,930,243

15

	CNB Financial Corp.	10,009	112,001
#	CoBiz Financial, Inc.	41,974	199,376
	Codorus Valley Bancorp, Inc.	767	5,752
#	Cohen & Steers, Inc.	102,500	1,107,000
	Colony Bankcorp, Inc.	10,672	86,710
	Columbia Banking System, Inc.	29,387	261,544
	Comm Bancorp, Inc.	832	34,112
*	Command Security Corp.	1,500	5,460
	Commercial National Financial Corp.	3,500	55,090
	Commonwealth Bankshares, Inc.	4,198	25,608
* #	Community Bancorp	53,537	144,550
	Community Bank System, Inc.	80,094	1,437,687
	Community Capital Corp.	8,552	52,509
	Community Central Bank Corp.	1,764	3,449
	Community Trust Bancorp, Inc.	41,448	1,159,301
	Community West Bancshares	6,650	24,937
	Compass Diversified Holdings	60,108	649,767
* #	CompuCredit Corp.	442,269	1,415,261
*	Conseco, Inc.	67,760	157,881
	Consolidated-Tokoma Land Co.	9,622	279,519
	Cooperative Bankshares, Inc.	8,465	9,946
*	Core-Mark Holding Co., Inc.	20,257	371,513
#	Corus Bankshares, Inc.	552,732	613,533
*	Cowen Group, Inc.	127,175	731,256
*	Cowlitz Bancorporation	1,870	10,939
	Crawford & Co. Class A	41,456	240,859
	Crawford & Co. Class B	24,520	219,944
#	CVB Financial Corp.	220,368	1,981,108
*	Dearborn Bancorp, Inc.	69,961	137,473
	Delphi Financial Group, Inc. Class A	88,175	1,337,615
	Dime Community Bancshares	99,903	1,004,025
* #	Dollar Financial Corp.	45,053	353,666
	Donegal Group, Inc. Class A	53,259	746,691
	Donegal Group, Inc. Class B	5,380	81,050
*	Doral Financial Corp.	400	2,044
* #	E*TRADE Financial Corp.	477,338	544,165
#	East West Bancorp, Inc.	108,202	1,026,837
	Eastern Insurance Holdings, Inc.	17,229	180,043
	Eastern Virginia Bankshares, Inc.	500	4,952
	ECB Bancorp, Inc.	600	9,885
*	eHealth, Inc.	30,088	415,816
	EMC Insurance Group, Inc.	39,961	776,043
	Employers Holdings, Inc.	90,900	1,230,786
*	Encore Bancshares, Inc.	5,200	23,452
*	Encore Capital Group, Inc.	61,200	321,912
	Enterprise Bancorp, Inc.	1,242	12,109
	Enterprise Financial Services Corp.	13,471	141,445
	Epoch Holding Corp.	7,537	46,202
	ESB Financial Corp.	15,062	165,682
	ESSA Bancorp, Inc.	28,834	384,646
	Evans Bancorp, Inc.	3,011	38,752
#	Evercore Partners, Inc. Class A	20,182	226,644
*	ExlService Holdings, Inc.	12,186	96,879
*	EZCORP, Inc. Class A	27,800	377,246
#	F.N.B. Corp.	236,709	1,872,368

16

#	Farmers Capital Bank Corp.	5,400	99,792
	FBL Financial Group, Inc. Class A	76,370	787,375
*	FCStone Group, Inc.	5,300	20,405
	Federal Agriculture Mortgage Corp. Class A	2,089	5,745
#	Federal Agriculture Mortgage Corp. Class C	123,276	409,276
*	Federal Trust Corp.	1	1
	Fidelity Bancorp, Inc.	1,096	8,012
	Fidelity Southern Corp.	10,252	30,653
#	Financial Federal Corp.	82,500	1,791,900
	Financial Institutions, Inc.	19,803	165,553
*	First Acceptance Corp.	8,000	22,480
	First Advantage Bancorp	1,500	15,225
#	First Bancorp	92,600	658,386
	First Bancorp	41,331	594,753
	First Bancorp, Inc.	5,330	84,907
	First Bancshares, Inc.	1,345	17,472
*	First Bank of Delaware	6,667	8,334
	First Busey Corp.	120,586	1,055,127
	First Business Financial Services, Inc.	1,200	15,120
*	First California Financial Group, Inc.	770	4,327
*	First Cash Financial Services, Inc.	93,362	1,570,349
	First Citizens BancShares, Inc.	4,307	602,377
	First Commonwealth Financial Corp.	203,272	1,949,378
	First Community Bancshares, Inc.	31,287	538,449
	First Defiance Financial Corp.	59,121	406,161
	First Federal Bancshares of Arkansas, Inc.	9,239	66,983
	First Federal Bankshares, Inc.	4,862	7,147
	First Federal of Northern Michigan Bancorp, Inc.	34,974	41,969
	First Financial Bancorp	106,548	865,170
#	First Financial Bankshares, Inc.	56,606	2,512,740
	First Financial Corp.	34,887	1,156,504
	First Financial Holdings, Inc.	33,684	509,976
	First Financial Northwest, Inc.	22,399	193,975
	First Financial Service Corp.	5,202	51,812
	First Franklin Corp.	700	2,534
*	First Investors Financial Services Group, Inc.	5,300	14,045
*	First Keystone Financial, Inc.	2,200	14,410
	First M&F Corp.	8,514	52,787
* #	First Mariner Bancorp, Inc.	22,501	20,026
	First Merchants Corp.	51,254	803,663
*	First Mercury Financial Corp.	21,600	238,680
#	First Midwest Bancorp, Inc.	93,056	930,560
	First Niagara Financial Group, Inc.	281,410	3,675,215
	First Place Financial Corp.	290,312	833,195
*	First Regional Bancorp	2,300	7,360
	First Security Group, Inc.	13,734	60,018
#	First South Bancorp, Inc.	12,044	98,881
	First State Bancorporation	168,501	165,131
	First State Financial Corp.	4,000	5,320
	First United Corp.	8,919	108,366
	Firstbank Corp.	9,682	62,934
*	FirstCity Financial Corp.	135,701	404,389
* #	FirstFed Financial Corp.	11,100	9,435
	FirstMerit Corp.	98,166	1,587,344
#	Flagstar Bancorp, Inc.	1,113,020	667,812

17

	Flushing Financial Corp.	58,494	463,272
	FNB United Corp.	30,609	89,684
	Forest City Enterprises, Inc. Class A	12,500	84,500
* #	Forestar Group, Inc.	15,426	172,000
*	Fox Chase Bancorp, Inc.	9,653	95,372
*	FPIC Insurance Group, Inc.	24,346	947,790
* #	Franklin Bank Corp.	270,539	4,058
*	Franklin Credit Management Corp.	3,100	1,410
#	Frontier Financial Corp.	10,200	18,054
	Fulton Financial Corp.	84,366	592,249
*	GAINSCO, INC.	1,100	1,578
#	GAMCO Investors, Inc.	20,800	649,792
	German American Bancorp, Inc.	5,600	62,160
#	GFI Group, Inc.	46,131	144,851
#	Glacier Bancorp, Inc.	146,098	2,242,604
*	Golfsmith International Holdings, Inc.	1,118	917
	Gouverneur Bancorp, Inc.	1,695	7,966
#	Great Southern Bancorp, Inc.	15,200	161,120
#	Greene Bancshares, Inc.	69,017	682,578
#	Greenhill & Co., Inc.	18,813	1,223,221
	GS Financial Corp.	1,313	15,940
*	Guaranty Bancorp	197,206	299,753
	Guaranty Federal Bancshares, Inc.	2,800	15,680
*	Hallmark Financial Services, Inc.	29,003	224,483
	Hampden Bancorp, Inc.	1,217	10,539
* #	Hampton Roads Bankshares, Inc.	23,088	197,633
#	Hancock Holding Co.	75,729	2,072,703
	Hanmi Financial Corp.	5,300	10,123
	Harleysville Group, Inc.	86,535	2,461,055
	Harleysville National Corp.	106,238	989,076
	Harleysville Savings Financial Corp.	673	8,238
	Harrington West Financial Group, Inc.	19,645	39,290
*	Harris & Harris Group, Inc.	74,491	261,463
	Hawthorn Bancshares, Inc.	600	9,006
	Heartland Financial USA, Inc.	26,837	369,545
	Hercules Technology Growth Capital, Inc.	2,913	19,022
	Heritage Commerce Corp.	23,669	170,653
	Heritage Financial Corp.	19,797	242,117
	Heritage Financial Group	200	1,736
	HF Financial Corp.	4,272	50,410
*	HFF, Inc.	17,500	38,500
*	Hilltop Holdings, Inc.	76,742	767,420
	Hingham Institution for Savings	1,809	45,768
	HMN Financial, Inc.	32,610	98,156
	Home Bancshares, Inc.	37,481	771,734
	Home Federal Bancorp, Inc.	28,881	259,640
	HopFed Bancorp, Inc.	2,100	20,370
	Horace Mann Educators Corp.	928,504	8,681,512
	Horizon Bancorp	600	7,500
#	Horizon Financial Corp.	41,963	102,809
	Huntington Bancshares, Inc.	17,300	49,824
	IBERIABANK Corp.	31,957	1,354,657
	Imperial Capital Bancorp, Inc.	80,645	74,193
	Independence Holding Co.	71,080	213,240
	Independent Bank Corp. (453836108)	39,523	732,756

18

	Independent Bank Corp. (453838104)	167,557	266,416
	Indiana Community Bancorp	5,236	62,361
	Infinity Property & Casualty Corp.	50,946	1,956,326
	Integra Bank Corp.	232,897	374,964
*	International Assets Holding Corp.	6,278	42,376
#	International Bancshares Corp.	127,556	2,324,070
*	Investment Technology Group, Inc.	106,800	2,315,424
*	Investors Bancorp, Inc.	200,282	2,139,012
	Investors Capital Holdings, Ltd.	100	188
	Investors Title Co.	4,076	136,933
	Irwin Financial Corp.	556,710	1,330,537
*	Jacksonville Bancorp, Inc.	1,176	10,878
*	JMP Group, Inc.	5,090	25,755
#	Jones Lang LaSalle, Inc.	27,636	652,486
* #	KBW, Inc.	56,150	1,054,497
	Kearny Financial Corp.	120,955	1,305,104
*	Kennedy-Wilson, Inc.	8,400	277,200
	Kentucky First Federal Bancorp	9,845	98,450
	K-Fed Bancorp	16,192	129,536
*	Knight Capital Group, Inc.	254,923	4,596,262
*	LaBranche & Co., Inc.	702,517	4,819,267
	Lakeland Bancorp, Inc.	47,988	374,786
	Lakeland Financial Corp.	32,576	671,066
	LandAmerica Financial Group, Inc.	49,400	2,791
	Landmark Bancorp, Inc.	3,087	54,378
	Legacy Bancorp, Inc.	15,822	158,378
#	Life Partners Holdings, Inc.	25,153	955,814
*	Liquidity Services, Inc.	53,273	379,836
	LNB Bancorp, Inc.	18,947	107,998
*	LoopNet, Inc.	58,284	378,846
	LSB Corp.	6,062	47,526
	Macatawa Bank Corp.	3,115	8,442
#	MainSource Financial Group, Inc.	47,077	459,942
*	Market Leader, Inc.	17,987	31,747
*	MarketAxess Holdings, Inc.	37,510	289,577
*	Marlin Business Services, Inc.	300	1,191
	Mayflower Bancorp, Inc.	2,666	15,330
*	Mays (J.W.), Inc.	200	1,192
	MB Financial, Inc.	97,393	1,591,402
* #	MBIA, Inc.	203,200	784,352
	MBT Financial Corp.	2,500	6,575
	MCG Capital Corp.	169,534	115,283
	Meadowbrook Insurance Group, Inc.	183,199	1,112,018
	Medallion Financial Corp.	62,000	419,120
	Mercantile Bancorp, Inc.	1,227	12,270
	Mercantile Bank Corp.	2,105	9,936
	Mercer Insurance Group, Inc.	45,876	624,372
	Merchants Bancshares, Inc.	24,054	470,256
*	Meridian Interstate Bancorp, Inc.	3,400	29,750
	Meta Financial Group, Inc.	6,802	62,987
	MetroCorp Bancshares, Inc.	17,501	82,955
	MicroFinancial, Inc.	23,300	57,085
	Mid Penn Bancorp, Inc.	1,110	20,813
	MidSouth Bancorp, Inc.	3,028	29,220
#	Midwest Banc Holdings, Inc.	161,779	189,281

19

	MidWestOne Financial Group, Inc.	281	2,389
	Monroe Bancorp	2,000	17,620
*	Move, Inc.	430,869	728,169
	MSB Financial Corp.	500	4,850
	MutualFirst Financial, Inc.	8,104	55,756
#	Nara Bancorp, Inc.	41,878	247,499
	National Financial Partners Corp.	9,000	23,130
	National Interstate Corp.	32,514	516,322
#	National Penn Bancshares, Inc.	219,897	2,128,603
	National Western Life Insurance Co. Class A	2,000	248,260
	Naugatuck Valley Financial Corp.	1,600	8,720
*	Navidec Financial, Inc.	247	158
*	Navigators Group, Inc.	45,584	2,340,283
	NBT Bancorp, Inc.	90,399	2,064,713
	Nelnet, Inc. Class A	60,770	839,841
*	New Century Bancorp, Inc.	2,400	11,760
	New England Bancshares, Inc.	1,999	12,994
	New Hampshire Thrift Bancshares, Inc.	7,901	63,208
	New Westfield Financial, Inc.	53,169	512,017
	NewAlliance Bancshares, Inc.	256,304	2,816,781
	NewBridge Bancorp	3,906	8,593
*	Newport Bancorp, Inc.	1,900	21,869
*	NewStar Financial, Inc.	35,984	106,513
*	Newtek Business Services, Inc.	157,795	40,238
* #	NexCen Brands, Inc.	126,248	7,575
*	Nexity Financial Corp.	5,500	3,823
	North Central Bancshares, Inc.	1,700	17,833
	Northeast Bancorp	900	7,367
	Northeast Community Bancorp, Inc.	4,800	37,680
	Northfield Bancorp, Inc.	31,717	315,267
	Northrim Bancorp, Inc.	7,171	72,140
	Northway Financial, Inc.	5,000	52,525
	Northwest Bancorp, Inc.	136,205	2,527,965
	Norwood Financial Corp.	200	5,686
#	NYMAGIC, Inc.	11,100	189,366
	Ocean Shore Holding Co.	1,695	11,526
	OceanFirst Financial Corp.	33,280	426,650
*	Ocwen Financial Corp.	166,518	1,482,010
	Ohio Valley Banc Corp.	3,377	63,656
#	Old National Bancorp	183,700	2,338,501
#	Old Second Bancorp, Inc.	29,273	261,701
	optionsXpress Holding, Inc.	101,331	1,103,495
*	Oritani Financial Corp.	68,737	1,024,869
	Osage Bancshares, Inc.	1,400	10,248
	PAB Bankshares, Inc.	513	1,924
	Pacific Capital Bancorp	131,069	1,390,642
	Pacific Continental Corp.	24,959	314,983
	Pacific Mercantile Bancorp	100	420
*	Pacific Premier Bancorp, Inc.	5,105	18,378
*	Pacific State Bancorp	4,100	10,783
	PacWest Bancorp	81,197	1,373,041
	Pamrapo Bancorp, Inc.	10,711	74,549
	Park Bancorp, Inc.	1,650	7,079
#	Park National Corp.	24,807	1,345,780
	Parkvale Financial Corp.	7,563	92,798

20

	Patriot National Bancorp	3,100	21,638
#	Peapack-Gladstone Financial Corp.	20,359	447,898
* ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	60,600	8,787
	Penns Woods Bancorp, Inc.	6,868	164,660
*	Pennsylvania Commerce Bancorp, Inc.	21,618	443,169
*	Penson Worldwide, Inc.	30,377	181,654
	Peoples Bancorp of North Carolina	3,281	26,248
	Peoples Bancorp, Inc. (709788202)	555	5,300
	Peoples Bancorp, Inc. (709789101)	28,018	282,141
*	Peoples Community Bancorp	2,515	503
* #	PHH Corp.	873,449	9,651,611
*	PICO Holdings, Inc.	61,310	1,558,500
	Pinnacle Bancshares, Inc.	35	280
*	Pinnacle Financial Partners, Inc.	40,035	946,027
*	Piper Jaffray Companies, Inc.	41,900	1,202,949
*	PMA Capital Corp. Class A	122,454	674,722
	PMI Group, Inc.	39,800	55,322
	Porter Bancorp, Inc.	5,610	68,723
* #	Portfolio Recovery Associates, Inc.	43,205	1,019,206
	Preferred Bank	7,900	44,003
	Premier Financial Bancorp, Inc.	5,800	35,380
	Presidential Life Corp.	61,887	598,447
	Princeton National Bancorp, Inc.	4,126	74,268
#	PrivateBancorp, Inc.	60,320	879,466
*	ProAssurance Corp.	91,350	4,317,201
	Prosperity Bancshares, Inc.	112,211	3,035,308
	Protective Life Corp.	15,000	124,200
	Providence Community Bancshares, Inc.	400	2,600
	Provident Bankshares Corp.	204,298	1,311,593
	Provident Financial Holdings, Inc.	19,558	88,011
#	Provident Financial Services, Inc.	176,053	1,924,259
	Provident New York Bancorp	115,447	1,096,747
	Prudential Bancorp, Inc. of Pennsylvania	5,600	58,688
	Pulaski Financial Corp.	12,863	91,970
	QC Holdings, Inc.	25,135	106,824
	Radian Group, Inc.	105,985	341,272
	Rainier Pacific Financial Group, Inc.	104,438	172,323
	Renasant Corp.	38,860	470,595
#	Republic Bancorp, Inc. Class A	69,528	1,251,504
*	Republic First Bancorp, Inc.	16,435	123,591
#	Resource America, Inc.	51,153	208,704
*	Rewards Network, Inc.	85,870	226,697
	Riverview Bancorp, Inc.	101,090	348,761
	RLI Corp.	64,700	3,654,903
	Rockville Financial, Inc.	35,227	402,292
	Roma Financial Corp.	42,594	484,720
	Rome Bancorp, Inc.	17,600	136,752
	Royal Bancshares of Pennsylvania, Inc. Class A	8,295	31,521
	Rurban Financial Corp.	790	6,162
#	S&T Bancorp, Inc.	70,971	1,804,793
	S.Y. Bancorp, Inc.	38,029	866,301
	Safety Insurance Group, Inc.	31,489	1,102,745
	Salisbury Bancorp, Inc.	1,352	32,110
	Sanders Morris Harris Group, Inc.	22,826	94,956

21

#	Sandy Spring Bancorp, Inc.	27,780	392,254
	SCBT Financial Corp.	18,413	494,573
*	Seabright Insurance Holdings	46,500	482,205
	Seacoast Banking Corp. of Florida	24,672	113,244
#	Security Bank Corp.	115,708	92,566
	Selective Insurance Group, Inc.	162,995	2,501,973
	Shore Bancshares, Inc.	5,363	92,351
#	Sierra Bancorp	26,407	323,486
* #	Signature Bank	59,777	1,535,671
	Simmons First National Corp. Class A	38,438	947,112
#	Smithtown Bancorp, Inc.	29,466	406,041
#	South Financial Group, Inc.	130,600	245,528
	South Street Financial Corp.	400	1,260
*	Southcoast Financial Corp.	9	27
	Southern Banc Co., Inc.	200	2,050
	Southern Community Financial Corp.	144,052	520,028
*	Southern Connecticut Bancorp, Inc.	2,000	13,600
*	Southern First Bancshares, Inc.	1,780	10,769
	Southern Missouri Bancorp, Inc.	400	4,000
	Southside Bancshares, Inc.	25,036	476,185
	Southwest Bancorp, Inc.	40,876	428,380
	Southwest Georgia Financial Corp.	1,153	10,608
*	Specialty Underwriters’ Alliance, Inc.	2,986	9,734
	State Auto Financial Corp.	108,712	2,402,535
#	State Bancorp, Inc.	34,660	207,960
	StellarOne Corp.	38,363	500,254
	Sterling Bancorp	50,343	554,780
	Sterling Bancshares, Inc.	190,482	1,059,080
	Sterling Financial Corp.	67,828	125,482
	Stewart Information Services Corp.	129,763	1,925,683
*	Stifel Financial Corp.	59,350	2,079,624
*	Stratus Properties, Inc.	28,992	243,823
#	Student Loan Corp.	1,303	61,163
	Suffolk Bancorp	27,732	846,103
*	Sun American Bancorp	3,688	1,106
*	Sun Bancorp, Inc.	329,296	1,863,815
*	Superior Bancorp	1,602	4,389
#	Susquehanna Bancshares, Inc.	162,328	1,785,608
*	Susser Holdings Corp.	25,531	333,690
	Sussex Bancorp	7,918	37,611
* #	SVB Financial Group	86,286	1,792,160
	SWS Group, Inc.	74,107	1,085,668
	Taylor Capital Group, Inc.	95,983	613,331
	Team Financial, Inc.	2,751	784
	Teche Holding Co.	2,222	63,327
* #	Tejon Ranch Co.	43,200	943,920
*	Texas Capital Bancshares, Inc.	56,912	642,536
	TF Financial Corp.	4,500	80,775
*	The Bancorp, Inc.	1,500	4,635
	The Colonial BancGroup, Inc.	66,945	52,887
	The First Bancshares, Inc.	600	5,208
*	The Intergroup Corp.	1,960	23,422
	The Phoenix Companies, Inc.	244,500	427,875
	The Savannah Bancorp, Inc.	1,200	10,908
#	The Wilber Corp.	4,666	34,622

22

* #	thinkorswim Group, Inc.	113,701	855,032
	Thomas Properties Group, Inc.	27,775	55,550
*	Thomas Weisel Partners Group, Inc.	104,787	323,792
	TIB Financial Corp.	3,172	12,625
*	Tidelands Bancshares, Inc.	14,636	42,444
	TierOne Corp.	90,019	144,931
	Timberland Bancorp, Inc.	86,348	506,863
#	Tompkins Financial Corp.	18,356	920,553
	Tower Financial Corp.	2,600	13,780
#	Tower Group, Inc.	44,656	1,119,526
	TowneBank	40,129	836,288
*	Tradestation Group, Inc.	89,087	490,869
*	Trenwick Group, Ltd.	11,975	144
* #	Triad Guaranty, Inc.	25,902	11,656
	TriCo Bancshares	41,500	835,810
#	TrustCo Bank Corp.	189,902	1,272,343
#	Trustmark Corp.	103,153	2,094,006
	UCBH Holdings, Inc.	172,565	402,076
	UMB Financial Corp.	45,662	1,768,946
	Umpqua Holdings Corp.	96,337	944,103
*	Unico American Corp.	12,100	91,839
#	Union Bankshares Corp.	35,352	552,552
	Union Bankshares, Inc.	1,008	18,109
*	United America Indemnity, Ltd.	28,406	300,535
	United Bancshares, Inc.	900	8,582
#	United Bankshares, Inc.	104,701	2,197,674
*	United Capital Corp.	11,950	231,830
#	United Community Banks, Inc.	74,882	385,642
	United Community Financial Corp.	507,189	258,666
	United Financial Bancorp, Inc.	30,046	411,931
	United Fire & Casualty Co.	45,524	912,756
*	United PanAm Financial Corp.	132,919	142,223
#	United Security Bancshares	23,689	194,724
	United Western Bancorp, Inc.	52,236	424,679
#	Unitrin, Inc.	82,900	1,057,804
	Unity Bancorp, Inc.	8,914	31,466
*	Universal American Corp.	151,502	1,495,325
	Universal Insurance Holdings, Inc.	37,600	136,112
	Univest Corp. of Pennsylvania	34,952	800,401
	ViewPoint Financial Group	45,568	650,255
#	Vineyard National Bancorp Co.	2	—
*	Virginia Commerce Bancorp, Inc.	6,808	28,389
*	Virtus Investment Partners, Inc.	12,225	74,084
	VIST Financial Corp.	3,937	29,803
*	VSB Bancorp, Inc.	875	8,155
*	Waccamaw Bankshares, Inc.	1,300	5,343
	Waddell & Reed Financial, Inc.	67,800	957,336
	Wainwright Bank & Trust Co.	1,205	9,254
	Washington Banking Co.	8,175	70,632
	Washington Federal, Inc.	140,512	1,725,487
	Washington Trust Bancorp, Inc.	36,597	598,727
*	Waterstone Financial, Inc.	10,404	25,698
	Wayne Savings Bancshares, Inc.	1,800	12,600
	Webster Financial Corp.	110,723	462,822
#	Wesbanco, Inc.	69,748	1,440,994

23

	West Bancorporation	53,063	429,810
	West Coast Bancorp	17,953	53,320
#	Westamerica Bancorporation	79,557	3,399,471
* #	Western Alliance Bancorp	27,300	207,753
	Westwood Holdings Group, Inc.	22,697	630,069
*	White River Capital, Inc.	400	2,440
	Whitney Holding Corp.	117,333	1,524,156
#	Wilmington Trust Corp.	67,888	929,387
	Wilshire Bancorp, Inc.	75,950	521,017
*	Wilshire Enterprises, Inc.	7,207	6,955
	Wintrust Financial Corp.	37,350	499,370
* #	World Acceptance Corp.	49,109	940,437
	WSB Holdings, Inc.	8,331	22,077
	WVS Financial Corp.	482	7,796
	Yadkin Valley Financial Corp.	19,553	179,692
	Zenith National Insurance Corp.	86,404	2,422,768
*	ZipRealty, Inc.	55,111	159,271
Total Financials			291,339,619

Health Care — (11.4%)
*	A.D.A.M., Inc.	12,400	39,990
* #	Abaxis, Inc.	51,500	814,730
*	ABIOMED, Inc.	77,880	1,050,601
*	Accelr8 Technology Corp.	2,280	4,993
*	Accelrys, Inc.	91,198	344,728
* #	Access Pharmaceuticals, Inc.	5,300	4,770
*	Accuray, Inc.	80,577	497,966
* #	Acorda Therapeutics, Inc.	62,554	1,534,450
*	Adeona Pharmaceuticals, Inc.	9,451	1,796
*	Adolor Corp.	128,100	256,200
*	Advanced Life Sciences Holdings, Inc.	79,900	24,769
*	Advanced Medical Optics, Inc.	3,200	70,304
*	AdvanSource Biomaterials Corp.	55,063	17,620
*	ADVENTRX Pharmaceuticals, Inc.	153,589	15,359
*	Affymax, Inc.	39,136	508,768
*	Affymetrix, Inc.	12,900	41,022
*	Air Methods Corp.	36,530	712,335
*	Akorn, Inc.	149,500	333,385
*	Albany Molecular Research, Inc.	96,256	824,914
*	Alexza Pharmaceuticals, Inc.	20,368	58,864
* #	Align Technology, Inc.	113,556	894,821
* #	Alkermes, Inc.	275,401	3,158,849
*	Alliance Imaging, Inc.	143,000	1,266,980
*	Allied Healthcare International, Inc.	436,529	432,164
*	Allied Healthcare Products, Inc.	13,945	59,824
*	Allion Healthcare, Inc.	59,740	273,012
*	Allos Therapeutics, Inc.	200,938	1,573,345
	Allscripts-Misys Healthcare Solutions, Inc.	203,790	1,715,912
* #	Almost Family, Inc.	13,208	407,335
* #	Alnylam Pharmaceuticals, Inc.	109,505	2,309,460
* #	AMAG Pharmaceuticals, Inc.	41,424	1,460,196
* #	Amedisys, Inc.	77,134	3,180,235
*	America Services Group, Inc.	15,750	179,550
*	American Caresource Holding, Inc.	14,808	102,916
*	American Claims Evaluation, Inc.	1,000	332

24

*	American Dental Partners, Inc.	16,950	113,735
*	American Medical Systems Holdings, Inc.	195,860	2,095,702
*	American Shared Hospital Services	9,244	14,790
* #	AMERIGROUP Corp.	156,600	4,380,102
*	AMICAS, Inc.	6,000	9,630
*	Amicus Therapeutics, Inc.	1,558	13,539
*	AMN Healthcare Services, Inc.	85,700	582,760
*	Amsurg Corp.	85,913	1,683,036
*	Anadys Pharmaceuticals, Inc.	34,504	179,766
	Analogic Corp.	38,265	956,625
*	Anesiva, Inc.	2	1
*	Angeion Corp.	215	664
*	AngioDynamics, Inc.	96,226	1,308,674
*	Anika Therapeutics, Inc.	8,300	33,864
*	Antigenics, Inc.	1	—
*	Arca Biopharma, Inc.	6,866	34,950
*	Ardea Biosciences, Inc.	23,036	286,798
* #	Arena Pharmaceuticals, Inc.	118,515	490,652
*	Arqule, Inc.	79,292	313,203
* #	Array BioPharma, Inc.	59,024	236,096
*	Arrhythmia Research Technology, Inc.	10,081	23,186
*	ArthroCare Corp.	64,010	442,949
*	Aspect Medical Systems, Inc.	12,729	48,370
*	Assisted Living Concepts, Inc.	98,022	389,147
* #	Athenahealth, Inc.	59,735	2,155,239
* #	AtheroGenics, Inc.	113,700	3,980
*	AtriCure, Inc.	28,499	38,474
	Atrion Corp.	7,943	649,737
*	ATS Medical, Inc.	119,797	303,086
*	Auxilium Pharmaceuticals, Inc.	85,001	2,597,631
*	AVANIR Pharmaceuticals Class A	59,081	31,904
*	Avigen, Inc.	216,991	212,651
*	Bioanalytical Systems, Inc.	5,617	8,566
*	Biodel, Inc.	9,493	41,959
*	Bio-Imaging Technologies, Inc.	52,220	175,981
* #	BioMimetic Therapeutics, Inc.	27,799	224,338
* #	Bio-Reference Laboratories, Inc.	37,386	912,218
*	BioSante Pharmaceuticals, Inc.	33,256	53,210
*	BioScrip, Inc.	651,738	1,101,437
*	BioSphere Medical, Inc.	17,700	50,445
*	Bovie Medical Corp.	54,492	367,821
	Brookdale Senior Living, Inc.	27,200	184,960
*	Bruker BioSciences Corp.	266,519	1,074,072
*	BSD Medical Corp.	69,146	228,873
*	Cadence Pharmaceuticals, Inc.	108,124	778,493
*	Caliper Life Sciences, Inc.	591,722	763,321
	Cambrex Corp.	84,720	277,034
*	Candela Corp.	53,712	29,004
*	Cantel Medical Corp.	29,010	434,860
*	Capital Senior Living Corp.	56,900	149,647
*	Caraco Pharmaceutical Laboratories, Ltd.	75,892	349,103
*	Cardiac Science Corp.	64,367	345,651
*	Cardica, Inc.	30,842	98,386
*	CardioDynamics International Corp.	12,700	8,128
*	CAS Medical Systems, Inc.	106	196

25

*	Catalyst Health Solutions, Inc.	114,340	2,517,767
*	Catalyst Pharmaceutical Partners, Inc.	6,701	18,093
*	Celera Corp.	381,671	3,221,303
* #	Celldex Therapeutics, Inc.	6,348	47,166
*	Centene Corp.	123,100	2,182,563
* #	Cepheid, Inc.	170,406	1,267,821
*	Cerus Corp.	19,000	17,860
	Chemed Corp.	72,665	2,916,046
*	Clarient, Inc.	19,000	22,800
* #	Cleveland Biolabs, Inc.	7,404	20,287
* #	Clinical Data, Inc.	73,039	568,243
*	Columbia Laboratories, Inc.	18,100	21,720
* #	CombiMatrix Corp.	4,483	35,102
#	Computer Programs & Systems, Inc.	28,801	723,769
* #	Conceptus, Inc.	120,936	1,736,641
*	CONMED Corp.	74,042	1,158,757
*	Continucare Corp.	8,426	16,852
#	Cooper Companies, Inc.	92,161	1,748,294
*	Corcept Therapeutics, Inc.	63,406	50,725
*	Cornerstone Therapeutics, Inc.	9,240	36,498
*	Corvel Corp.	39,773	701,596
*	CPEX Pharmaceuticals, Inc.	6,125	42,569
*	Cross Country Healthcare, Inc.	98,962	741,225
*	CryoLife, Inc.	71,400	588,336
* #	Cubist Pharmaceuticals, Inc.	145,597	3,117,232
*	CuraGen Corp.	163,543	94,855
*	Cutera, Inc.	22,947	153,974
* #	CV Therapeutics, Inc.	110,343	1,726,868
* #	Cyberonics, Inc.	49,100	755,649
*	Cynosure, Inc. Class A	12,107	94,677
*	Cypress Bioscience, Inc.	68,199	579,692
*	Cytokinetics, Inc.	45,933	97,378
* #	Cytori Therapeutics, Inc.	55,237	271,766
	Datascope Corp.	42,121	2,233,887
	Daxor Corp.	11,819	189,104
*	Del Global Technologies Corp.	21,254	15,941
*	Dendreon Corp.	174,459	587,927
*	DepoMed, Inc.	50,980	110,117
*	Dexcom, Inc.	22,830	73,741
*	Dialysis Corp. of America	17,204	113,374
*	Digirad Corp.	127,011	110,500
* #	Dionex Corp.	53,415	2,704,936
*	Discovery Laboratories, Inc.	31,800	35,934
* #	Durect Corp.	147,368	417,051
*	Dyax Corp.	128,230	430,853
*	Dynacq Healthcare, Inc.	1,200	4,500
* #	Eclipsys Corp.	93,290	817,220
* #	Emageon, Inc.	38,606	93,813
* #	Emergency Medical Services Corp. Class A	17,890	599,673
*	Emergent Biosolutions, Inc.	50,900	1,116,237
* #	Emeritus Corp.	42,390	350,565
*	Encision, Inc.	2,013	2,033
* #	Endocare, Inc.	8,166	4,900
*	Endologix, Inc.	14,300	22,737
*	ENTREMED, Inc.	122,126	20,273

26

*	Enzo Biochem, Inc.	44,980	219,952
* #	Enzon Pharmaceuticals, Inc.	76,400	497,364
*	EPIX Pharmaceuticals, Inc.	97,783	69,426
*	eResearch Technology, Inc.	123,643	715,893
*	Escalon Medical Corp.	3,000	6,900
*	etrials Worldwide, Inc.	42,075	31,136
*	ev3, Inc.	104,327	564,409
*	Evotec AG Sponsored ADR	232,051	417,692
*	Exact Sciences Corp.	85,768	127,794
*	Exactech, Inc.	28,497	363,052
* #	Exelixis, Inc.	179,482	884,846
*	Facet Biotech Corp.	42,493	258,357
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	2,377
*	Genaera Corp.	2,816	1,155
*	Genomic Health, Inc.	54,456	1,165,358
*	Gentiva Health Services, Inc.	75,463	1,907,705
* #	GenVec, Inc.	6	2
* #	Geron Corp.	133,753	1,048,624
*	Greatbatch, Inc.	60,988	1,421,020
* #	GTC Biotherapeutics, Inc.	47,267	38,759
* #	GTx, Inc.	78,641	868,197
* #	Haemonetics Corp.	72,647	4,297,070
* #	Halozyme Therapeutics, Inc.	138,198	797,402
*	Hanger Orthopedic Group, Inc.	52,352	714,605
* #	Hansen Medical, Inc.	34,595	156,369
*	Harvard Bioscience, Inc.	101,036	259,663
*	Health Management Associates, Inc.	53,840	85,606
*	Health Net, Inc.	10,100	147,763
* #	HEALTHSOUTH Corp.	140,807	1,399,622
*	HealthSpring, Inc.	169,270	2,948,683
*	HealthStream, Inc.	68,972	136,565
*	HealthTronics, Inc.	523,363	962,988
*	Healthways, Inc.	29,700	410,454
	Hill-Rom Holdings, Inc.	105,640	1,487,411
*	Hi-Tech Pharmacal Co., Inc.	34,325	183,982
*	HMS Holdings Corp.	65,034	2,012,802
*	Home Diagnostics, Inc.	27,720	193,486
	Hooper Holmes, Inc.	1,214,375	279,306
*	iBioPharma, Inc.	40,600	8,932
*	ICU Medical, Inc.	38,050	1,160,906
* #	Idenix Pharmaceuticals, Inc.	105,635	613,739
*	Idera Pharmaceuticals, Inc.	59,158	414,106
*	IDM Pharma, Inc.	41,681	70,858
*	I-Flow Corp.	9,553	39,263
* #	Immucor, Inc.	24,928	690,755
* #	ImmunoGen, Inc.	86,337	360,025
* #	Impax Laboratories, Inc.	123,844	554,821
*	Implant Sciences Corp.	37,100	5,936
*	Incyte Corp.	130,076	381,123
*	Indevus Pharmaceuticals, Inc.	132,809	706,544
*	Infinity Pharmaceuticals, Inc.	143,104	1,162,004
*	Inspire Pharmaceuticals, Inc.	59,187	224,911
* #	Integra LifeSciences Holdings	76,058	2,109,849
*	IntegraMed America, Inc.	23,698	168,256
* #	InterMune, Inc.	66,900	765,336

27

	Invacare Corp.	59,900	1,141,694
*	InVentiv Health, Inc.	17,900	170,766
*	IRIS International, Inc.	53,024	528,119
*	Isis Pharmaceuticals, Inc.	239,713	3,387,145
* #	Isolagen, Inc.	85,400	23,912
*	Kendle International, Inc.	40,903	781,247
*	Kensey Nash Corp.	32,102	663,548
* #	Keryx Biopharmaceuticals, Inc.	123,650	23,926
	Kewaunee Scientific Corp.	8,165	70,219
*	Kindred Healthcare, Inc.	124,778	1,693,237
*	Kinetic Concepts, Inc.	114,900	2,769,090
* #	K-V Pharmaceutical Co. Class A	100,948	65,616
*	K-V Pharmaceutical Co. Class B	33,002	46,203
*	La Jolla Pharmaceutical Co.	107,662	240,086
	Landauer, Inc.	25,000	1,714,500
*	Langer, Inc.	33,567	16,784
*	Lannet Co., Inc.	2,791	14,792
	LCA-Vision, Inc.	25,873	65,200
*	LeMaitre Vascular, Inc.	7,900	17,025
* #	LHC Group, Inc.	41,643	1,108,120
* #	LifePoint Hospitals, Inc.	85,100	1,918,154
*	Ligand Pharmaceuticals, Inc. Class B	104,607	221,767
* #	Luminex Corp.	82,443	1,679,364
*	Magellan Health Services, Inc.	88,401	3,201,884
*	Magyar Bancorp, Inc.	1,800	8,550
* #	Mannkind Corp.	117,854	418,382
	Martek Biosciences Corp.	94,120	2,489,474
*	Matrixx Initiatives, Inc.	27,475	475,043
*	Maxygen, Inc.	334,660	2,864,690
*	MDRNA, Inc.	48,933	13,212
*	Medarex, Inc.	218,121	1,302,182
*	MedCath Corp.	36,249	228,006
*	Medical Action Industries, Inc.	41,209	354,397
*	Medical Staffing Network Holdings, Inc.	304,540	63,953
*	MediciNova, Inc.	2,914	6,571
#	Medicis Pharmaceutical Corp. Class A	96,415	1,343,061
* #	Medivation, Inc.	52,814	990,263
*	Mednax, Inc.	48,700	1,634,859
*	MEDTOX Scientific, Inc.	23,945	151,811
	Merge Healthcare, Inc.	54,993	87,439
#	Meridian Bioscience, Inc.	107,834	2,292,551
*	Merit Medical Systems, Inc.	74,276	1,143,108
* #	Metabolix, Inc.	38,983	329,017
*	Metropolitan Health Networks, Inc.	142,700	211,196
* #	Micromet, Inc.	75,807	300,196
*	Micrus Endovascular Corp.	26,747	301,706
*	Molecular Insight Pharmaceuticals, Inc.	6,549	17,420
* #	Molina Healthcare, Inc.	45,264	793,931
*	Momenta Pharmaceuticals, Inc.	63,529	688,019
*	Monogram Biosciences, Inc.	47,610	130,928
*	MTS Medication Technologies	19,492	73,290
*	MWI Veterinary Supply, Inc.	27,060	566,366
*	Nabi Biopharmaceuticals	88,180	364,183
* #	Nanogen, Inc.	94,714	16,584
	National Healthcare Corp.	32,508	1,479,114

28

	National Research Corp.	25,783	583,985
*	Natus Medical, Inc.	59,400	459,756
*	Nektar Therapeutics	157,127	645,792
* #	Neogen Corp.	38,456	1,006,394
*	Neopharm, Inc.	81,417	4,901
*	Neurocrine Biosciences, Inc.	635,986	2,111,474
*	Neurogen Corp.	86,049	11,186
*	Nighthawk Radiology Holdings, Inc.	17,900	76,254
*	NitroMed, Inc.	116,357	86,104
*	North American Scientific, Inc.	6,894	1,724
* #	Northfield Laboratories, Inc.	45,542	36,889
*	Northstar Neuroscience, Inc.	53,275	101,223
* #	NovaMed, Inc.	66,667	197,334
*	Novavax, Inc.	53,225	84,628
*	Noven Pharmaceuticals, Inc.	42,213	419,175
*	NOVT Corp.	6,450	7,160
*	NPS Pharmaceuticals, Inc.	80,522	502,457
*	Nutraceutical International Corp.	15,776	137,882
* #	NuVasive, Inc.	97,252	3,631,390
* #	NxStage Medical, Inc.	22,405	76,849
*	Obagi Medical Products, Inc.	38,443	257,184
*	Odyssey Healthcare, Inc.	55,769	553,228
*	Omnicell, Inc.	68,476	534,798
*	OncoGenex Pharmaceutical, Inc.	4,101	18,372
* #	Onyx Pharmaceuticals, Inc.	6,653	202,451
* #	Opexa Therapeutics, Inc.	1,600	912
* #	Optimer Pharmaceuticals, Inc.	51,615	541,441
*	OraSure Technologies, Inc.	25,926	74,667
*	Orchid Cellmark, Inc.	203,675	108,314
*	Ore Pharmaceuticals, Inc.	16,491	9,400
*	Orexigen Therapeutics, Inc.	53,522	214,623
*	Orthologic Corp.	102,663	42,092
*	Oscient Pharmaceuticals Corp.	32,498	6,828
* #	Osiris Therapeutics, Inc.	53,749	1,077,667
*	Osteotech, Inc.	16,300	49,552
	Owens & Minor, Inc.	61,122	2,430,822
* #	Pain Therapeutics, Inc.	116,922	776,362
*	Palomar Medical Technologies, Inc.	30,850	273,023
*	Panacos Pharmaceuticals, Inc.	103,464	7,274
*	Par Pharmaceutical Cos., Inc.	58,602	721,391
*	Parexel International Corp.	156,224	1,545,055
*	PDI, Inc.	261,027	1,205,945
#	PDL BioPharma, Inc.	212,467	1,364,038
* #	Pharmanet Development Group, Inc.	144,424	189,195
*	PharMerica Corp.	51,803	851,641
*	Phase Forward, Inc.	77,382	1,044,657
*	PHC, Inc.	26,048	30,997
*	PhotoMedex, Inc.	5,622	16,868
* #	Poniard Pharmaceuticals, Inc.	16,171	38,810
*	Pozen, Inc.	73,067	524,621
*	Progenics Pharmaceuticals, Inc.	48,682	354,892
*	Prospect Medical Holdings, Inc.	23,300	59,415
* #	ProxyMed, Inc.	40,279	262
* #	PSS World Medical, Inc.	178,200	2,829,816
	Psychemedics Corp.	7,201	49,111

29

* #	Psychiatric Solutions, Inc.	35,866	932,516
*	QuadraMed Corp.	1	6
*	Questcor Pharmaceuticals, Inc.	144,592	932,618
* #	Quidel Corp.	87,035	1,070,531
* #	Quigley Corp.	16,382	77,815
*	RadNet, Inc.	59,955	191,856
*	Regeneration Technologies, Inc.	94,611	231,797
* #	Regeneron Pharmaceuticals, Inc.	168,037	2,937,287
*	RehabCare Group, Inc.	35,100	489,645
*	Repligen Corp.	99,838	408,337
*	Repros Therapeutics, Inc.	25,558	255,069
*	Res-Care, Inc.	74,330	1,007,172
* #	Rigel Pharmaceuticals, Inc.	68,222	476,872
*	Rochester Medical Corp.	26,138	302,155
*	Rockwell Medical Technologies, Inc.	10,132	36,070
*	Rural/Metro Corp.	12,052	19,886
*	RXi Pharmaceuticals Corp.	84	396
*	Salix Pharmaceuticals, Ltd.	81,666	653,328
* #	Sangamo BioSciences, Inc.	98,597	409,178
*	Santarus, Inc.	17,000	28,730
* #	Savient Pharmaceuticals, Inc.	148,646	823,499
* #	Seattle Genetics, Inc.	150,135	1,514,862
*	Senomyx, Inc.	27,332	97,029
* #	Sepracor, Inc.	183,986	2,796,587
* #	Sequenom, Inc.	98,258	2,177,397
*	SeraCare Life Sciences, Inc.	42,521	45,497
*	Signalife, Inc.	1	32
*	Sirona Dental Systems, Inc.	43,403	521,270
*	Skilled Healthcare Group, Inc.	8,600	71,638
*	Solta Medical, Inc.	2,181	2,639
*	Somanetics Corp.	36,579	535,517
* #	Somaxon Pharmaceuticals, Inc.	5,100	12,495
*	SonoSite, Inc.	43,345	823,122
	Span-American Medical System, Inc.	10,492	108,592
*	Spectranetics Corp.	51,082	153,246
*	SRI/Surgical Express, Inc.	12,700	17,780
* #	STAAR Surgical Co.	5,656	11,029
* #	Stereotaxis, Inc.	49,291	125,692
#	Steris Corp.	72,133	1,918,738
*	Sun Healthcare Group, Inc.	115,092	1,303,992
*	SunLink Health Systems, Inc.	20,348	18,924
*	Sunrise Senior Living, Inc.	5,799	6,959
* #	SurModics, Inc.	51,592	1,023,069
*	Symmetry Medical, Inc.	60,014	411,096
*	Synovis Life Technologies, Inc.	33,839	551,237
* #	Synta Pharmaceuticals Corp.	57,616	507,021
*	Targacept, Inc.	2,425	5,044
* #	Telik, Inc.	128,964	61,903
* #	The Medicines Co.	153,292	1,962,138
*	Theragenics Corp.	582,770	751,773
* #	Theravance, Inc.	89,123	1,174,641
* #	Thoratec Corp.	63,151	1,829,484
*	Threshold Pharmaceuticals, Inc.	10,400	8,112
*	Tomotherapy, Inc.	8,900	22,517
*	TorreyPines Therapeutics, Inc.	873	235

30

*	Transcend Services, Inc.	12,668	128,960
	Trimeris, Inc.	4,511	4,601
* ●	Tripos Escrow Shares	220	20
*	U.S. Physical Therapy, Inc.	39,561	482,644
* #	United Therapeutics Corp.	28,773	1,955,125
*	Urologix, Inc.	131,715	72,443
*	Uroplasty, Inc.	12,269	9,815
	Utah Medical Products, Inc.	13,735	333,623
#	Valeant Pharmaceuticals International	129,161	2,802,794
*	Varian, Inc.	76,999	2,143,652
*	Vascular Solutions, Inc.	44,300	407,560
*	Vermillion, Inc.	7,108	3,909
*	ViroPharma, Inc.	186,174	2,234,088
*	Vision-Sciences, Inc.	4,525	5,792
*	Vital Images, Inc.	27,592	312,066
*	Vivus, Inc.	189,165	928,800
*	VNUS Medical Technologies	28,184	451,226
*	Volcano Corp.	85,268	1,114,453
* #	WebMD Health Corp. Class A	12,458	292,016
#	West Pharmaceutical Services, Inc.	87,400	2,903,428
* #	Wright Medical Group, Inc.	95,326	1,977,061
* #	XenoPort, Inc.	67,451	1,761,820
	Young Innovations, Inc.	4,443	68,600
*	Zoll Medical Corp.	53,824	861,722
*	Zymogenetics, Inc.	16,064	68,272
Total Health Care			249,402,479

Industrials — (14.1%)
*	3-D Systems Corp.	27,026	162,156
*	A. T. Cross Co. Class A	32,911	84,910
#	A.O. Smith Corp.	61,250	1,683,150
#	AAON, Inc.	51,583	934,684
* #	AAR Corp.	69,173	1,254,798
	ABM Industries, Inc.	133,289	1,979,342
*	ACCO Brands Corp.	281,692	540,849
*	Accuride Corp.	62,594	23,160
	Aceto Corp.	69,175	618,425
*	Active Power, Inc.	489,231	254,400
#	Actuant Corp.	149,256	2,459,739
#	Acuity Brands, Inc.	65,099	1,749,210
#	Administaff, Inc.	57,000	1,202,130
*	AeroCentury Corp.	1,600	14,480
* #	AeroVironment, Inc.	38,002	1,408,354
*	Air Transport Services Group, Inc.	175,716	42,172
*	AirTran Holdings, Inc.	252,929	1,037,009
	Alamo Group, Inc.	33,314	418,091
*	Alaska Air Group, Inc.	111,907	2,949,869
	Albany International Corp. Class A	54,335	543,893
	Alexander & Baldwin, Inc.	72,464	1,597,107
* #	Allegiant Travel Co.	36,574	1,307,886
*	Allied Defense Group, Inc.	62,974	433,891
*	Altra Holdings, Inc.	64,359	452,444
*	Amerco, Inc.	20,255	622,841
	American Ecology Corp.	55,250	1,102,238
*	American Locker Group, Inc.	300	278

31

	American Railcar Industries, Inc.	10,767	90,335
*	American Reprographics Co.	24,300	147,744
	American Science & Engineering, Inc.	25,100	1,957,800
* #	American Superconductor Corp.	98,699	1,596,950
#	American Woodmark Corp.	25,221	379,576
	Ameron International Corp.	24,202	1,206,470
	Ampco-Pittsburgh Corp.	27,455	507,643
* #	AMREP Corp.	7,002	194,306
	Apogee Enterprises, Inc.	66,010	676,603
#	Applied Industrial Technologies, Inc.	98,025	1,547,815
	Applied Signal Technologies, Inc.	38,837	681,201
*	Argan, Inc.	20,232	224,575
*	Argon ST, Inc.	60,525	1,158,449
#	Arkansas Best Corp.	65,100	1,522,689
*	Arotech Corp.	34,540	14,852
	Art’s-Way Manufacturing Co., Inc.	400	1,360
* #	Astec Industries, Inc.	58,500	1,437,345
*	Astronics Corp.	27,548	208,263
*	Astronics Corp. Class B	6,887	58,540
*	Atlas Air Worldwide Holding, Inc.	5,200	75,452
*	Avalon Holding Corp. Class A	44,736	80,525
*	Avis Budget Group, Inc.	5,000	3,450
* #	Axsys Technologies, Inc.	32,973	1,407,947
*	AZZ, Inc.	35,700	799,680
#	Badger Meter, Inc.	39,995	943,482
*	Baker (Michael) Corp.	24,300	849,528
#	Baldor Electric Co.	85,233	1,194,114
*	Baldwin Technology Co., Inc. Class A	3,200	3,680
#	Barnes Group, Inc.	144,200	1,629,460
	Barrett Business Services, Inc.	14,158	139,315
*	BE Aerospace, Inc.	16,600	160,522
*	Beacon Roofing Supply, Inc.	83,669	1,065,106
#	Belden, Inc.	144,122	1,882,233
* #	Blount International, Inc.	86,600	725,708
*	BlueLinx Holdings, Inc.	6,800	16,184
	Bowne & Co., Inc.	429,359	1,202,206
	Brady Co. Class A	87,776	1,836,274
*	Breeze-Eastern Corp.	30,955	241,449
#	Briggs & Stratton Corp.	88,818	1,313,618
*	BTU International, Inc.	18,700	74,426
#	C&D Technologies, Inc.	327,576	976,176
*	CAI International, Inc.	4,500	10,125
#	Carlisle Companies, Inc.	108,046	2,017,219
#	Cascade Corp.	34,100	780,549
*	Casella Waste Systems, Inc. Class A	40,464	111,681
* #	CBIZ, Inc.	196,795	1,599,943
	CDI Corp.	17,000	182,240
*	CECO Environmental Corp.	5,715	13,430
*	Celadon Group, Inc.	61,502	480,946
* #	Cenveo, Inc.	60,500	238,975
* #	Ceradyne, Inc.	58,665	1,338,735
	Champion Industries, Inc.	7,013	19,636
*	Chart Industries, Inc.	11,400	96,444
	Chase Corp.	24,379	266,950
	Chicago Rivet & Machine Co.	800	9,560

32

	CIRCOR International, Inc.	43,290	963,203
#	CLAROC, Inc.	110,800	3,361,672
* #	Clean Harbors, Inc.	55,864	2,989,283
*	Coleman Cable, Inc.	1,300	4,550
*	Columbus McKinnon Corp.	51,495	655,016
*	Comforce Corp.	29,612	49,452
	Comfort Systems USA, Inc.	110,919	1,134,701
*	Commercial Vehicle Group, Inc.	343,231	343,231
*	Competitive Technologies, Inc.	27,004	31,055
	CompX International, Inc.	6,100	34,526
*	COMSYS IT Partners, Inc.	2,200	4,400
*	Conrad Industries, Inc.	6,900	34,500
*	Consolidated Graphics, Inc.	10,000	161,100
*	Continental Airlines, Inc.	44,800	603,456
#	Con-way, Inc.	82,116	1,809,015
*	Cornell Companies, Inc.	31,600	482,216
	Corporate Executive Board Co.	57,537	1,162,247
* #	CoStar Group, Inc.	52,283	1,548,622
*	Covenant Transport Group Class A	219,623	399,714
*	CPI Aerostructures, Inc.	14,666	73,330
*	CRA International, Inc.	19,570	411,166
	Crane Co.	22,921	399,284
	Cubic Corp.	72,795	1,977,112
#	Curtiss-Wright Corp.	112,800	3,643,440
#	Deluxe Corp.	71,900	829,007
	Diamond Management & Technology Consultants, Inc.	40,215	104,559
* #	Dollar Thrifty Automotive Group, Inc.	48,295	56,022
*	Double Eagle Petroleum Co.	5,700	33,402
	Ducommun, Inc.	31,110	589,223
*	Duff & Phelps Corp.	22,761	325,255
*	DXP Enterprises, Inc.	29,400	399,252
*	Dynamex, Inc.	30,416	337,009
	Dynamic Materials Corp.	17,622	213,931
* #	DynCorp International, Inc. Class A	104,519	1,571,966
	Eagle Bulk Shipping, Inc.	18,800	100,392
	Eastern Co.	8,215	90,529
	Ecology & Environment, Inc. Class A	4,436	55,849
	Electro Rent Corp.	69,056	731,994
* #	EMCOR Group, Inc.	176,300	3,630,017
#	Encore Wire Corp.	54,669	902,585
* #	Ener1, Inc.	191,863	861,465
* #	Energy Conversion Devices, Inc.	50,300	1,266,051
* #	EnerNOC, Inc.	12,821	133,851
*	EnerSys	129,200	1,177,012
*	ENGlobal Corp.	79,900	247,690
	Ennis, Inc.	62,200	696,018
*	EnPro Industries, Inc.	54,400	995,520
*	Environmental Tectonics Corp.	7,400	8,880
* #	ESCO Technologies, Inc.	70,700	2,505,608
	Espey Manufacturing & Electronics Corp.	9,085	153,355
*	Esterline Technologies Corp.	69,800	2,519,082
* #	Evergreen Solar, Inc.	100,000	221,000
*	Exide Technologies	22,592	82,009
*	Exponent, Inc.	40,910	1,003,113
*	ExpressJet Holdings, Inc.	95,601	151,050

33

	Federal Signal Corp.	241,128	1,627,614
*	First Advantage Corp.	3,700	47,138
*	First Aviation Services, Inc.	6,000	4,200
* #	Flanders Corp.	63,897	260,700
*	Flow International Corp.	15,100	23,405
#	Forward Air Corp.	82,900	1,679,554
	Franklin Electric Co., Inc.	62,020	1,611,900
	Freightcar America, Inc.	20,228	387,366
	Frozen Food Express Industries, Inc.	194,063	799,540
* #	Fuel Tech, Inc.	39,500	395,395
*	FuelCell Energy, Inc.	116,900	451,234
*	Furmanite Corp.	96,670	359,612
	G & K Services, Inc. Class A	225,665	4,163,519
*	Gardner Denver Machinery, Inc.	74,756	1,627,438
	GATX Corp.	66,090	1,592,769
#	Genco Shipping & Trading, Ltd.	8,900	138,395
*	Gencor Industries, Inc.	200	1,584
	GenCorp, Inc.	23,000	66,700
* #	General Cable Corp.	21,200	348,952
* #	Genesee & Wyoming, Inc.	103,575	2,814,133
* #	GeoEye, Inc.	35,248	608,028
*	Global Cash Access, Inc.	27,300	73,983
#	Gorman-Rupp Co.	45,668	1,169,101
*	GP Strategies Corp.	48,452	189,447
#	Graco, Inc.	69,300	1,474,011
*	Graftech International, Ltd.	231,000	1,850,310
	Graham Corp.	10,990	109,460
#	Granite Construction, Inc.	121,200	4,268,664
	Great Lakes Dredge & Dock Corp.	50,235	167,785
	Greenbrier Companies, Inc.	199,114	1,105,083
*	Griffon Corp.	439,420	4,372,229
	Hardinge, Inc.	146,298	636,396
*	Hawaiian Holdings, Inc.	132,675	539,987
#	Healthcare Services Group, Inc.	115,563	1,770,425
#	Heartland Express, Inc.	264,941	3,566,106
	HEICO Corp.	40,200	1,589,106
	HEICO Corp. Class A	41,263	1,200,341
#	Heidrick & Struggles International, Inc.	43,007	653,706
*	Henry Bros. Electronics, Inc.	13,944	79,132
*	Herley Industries, Inc.	37,000	412,180
	Herman Miller, Inc.	107,970	1,186,590
* #	Hexcel Corp.	76,100	630,869
*	Hill International, Inc.	105,519	580,355
	Hi-Shear Technology Corp.	21,962	197,658
	HNI Corp.	70,040	925,228
* #	Hoku Scientific, Inc.	34,798	88,735
	Horizon Lines, Inc. Class A	8,500	29,240
#	Houston Wire & Cable Co.	24,602	175,904
*	HQ Sustainable Maritime Industries, Inc.	13,972	99,900
* #	Hub Group, Inc. Class A	106,176	2,410,195
*	Hudson Highland Group, Inc.	7,260	17,860
*	Hudson Technologies, Inc.	3,900	5,850
*	Hurco Companies, Inc.	16,560	234,821
* #	Huron Consulting Group, Inc.	36,610	1,829,768
*	Huttig Building Products, Inc.	252,115	88,240

34

* #	ICF International, Inc.	25,281	599,918
*	ICT Group, Inc.	5,300	20,564
*	II-VI, Inc.	80,104	1,508,358
*	InnerWorkings, Inc.	83,215	275,442
*	Innotrac Corp.	16,000	17,920
	Innovative Solutions & Support, Inc.	27,850	86,614
* #	Insituform Technologies, Inc. Class A	47,477	890,669
	Insteel Industries, Inc.	21,000	161,700
*	Integrated Electrical Services, Inc.	17,304	143,104
* #	InterDigital, Inc.	135,597	4,383,851
*	Interline Brands, Inc.	65,738	525,904
	International Shipholding Corp.	19,600	421,400
*	Intersections, Inc.	47,970	178,448
* #	JetBlue Airways Corp.	165,568	932,148
*	JPS Industries, Inc.	8,700	42,413
*	Kadant, Inc.	20,600	206,824
	Kaman Corp. Class A	67,300	1,284,757
#	Kaydon Corp.	74,612	2,029,446
	Kelly Services, Inc. Class A	83,666	758,014
	Kelly Services, Inc. Class B	350	4,918
*	Kenexa Corp.	5,300	35,987
	Kennametal, Inc.	60,100	964,004
*	Key Technology, Inc.	14,902	197,601
*	Kforce, Inc.	107,505	671,906
* #	Kirby Corp.	59,200	1,419,616
	Knight Transportation, Inc.	227,179	3,030,568
	Knoll, Inc.	79,670	543,349
*	Korn/Ferry International	109,900	1,033,060
* #	K-Tron International, Inc.	10,388	744,923
*	L.B. Foster Co. Class A	9,200	242,788
	L.S. Starrett Co. Class A	13,208	198,648
*	LaBarge, Inc.	43,810	484,977
*	Ladish Co., Inc.	30,400	345,648
	Lawson Products, Inc.	29,775	569,298
*	Layne Christensen Co.	42,028	663,202
*	Learning Tree International, Inc.	42,681	374,739
*	LECG Corp.	16,473	53,867
#	Lennox International, Inc.	30,799	865,760
*	LGL Group, Inc.	4,660	7,223
*	Limco-Piedmont, Inc.	1,100	3,388
#	Lindsay Corp.	32,600	847,600
*	LMI Aerospace, Inc.	32,041	361,743
	LSI Industries, Inc.	36,262	164,992
*	Lydall, Inc.	64,741	238,894
*	M&F Worldwide Corp.	53,200	563,920
*	Mac-Gray Corp.	25,646	166,058
*	Magnetek, Inc.	436,280	872,560
* ●	MAIR Holdings, Inc. Escrow Shares	51,616	24,260
*	Manitex International, Inc.	6,890	7,303
*	Marten Transport, Ltd.	58,082	1,025,728
*	Maxco, Inc.	3,000	9,930
	McGrath Rentcorp	69,314	1,453,515
*	Meadow Valley Corp.	2,300	14,375
* #	Media Sciences International, Inc.	2,800	1,036
*	Medialink Worldwide, Inc.	20,206	1,819

35

*	Merrimac Industries, Inc.	12,771	28,735
* #	Mesa Air Group, Inc.	613,206	91,981
#	Met-Pro Corp.	47,157	516,841
*	MFRI, Inc.	14,905	73,333
* #	Middleby Corp.	40,513	938,281
*	Miller Industries, Inc.	8,800	48,224
#	Mine Safety Appliances Co.	98,200	1,926,684
*	Misonix, Inc.	92,109	99,478
*	Mobile Mini, Inc.	76,930	972,395
*	Monster Worldwide, Inc.	127,700	1,176,117
*	Moog, Inc. Class A	95,146	2,850,574
*	Moog, Inc. Class B	7,758	238,636
	Mueller Industries, Inc.	63,145	1,270,477
	Mueller Water Products, Inc.	168,617	1,141,537
	Multi-Color Corp.	33,680	370,480
	NACCO Industries, Inc. Class A	10,045	321,340
*	Nashua Corp.	67,920	205,798
*	National Patent Development Corp.	13,860	18,018
	National Technical Systems, Inc.	20,700	82,800
* #	Navigant Consulting, Inc.	145,200	2,080,716
* #	NCI Building Systems, Inc.	173,358	2,009,219
#	Nordson Corp.	92,150	2,783,852
*	North America Galvanizing & Coatings, Inc.	64,067	239,611
* #	Odyssey Marine Exploration, Inc.	133,967	529,170
* #	Old Dominion Freight Line, Inc.	98,622	2,473,440
	Omega Flex, Inc.	24,600	383,760
*	On Assignment, Inc.	64,215	297,315
*	Orbit International Corp.	1,977	4,270
* #	Orbital Sciences Corp.	162,552	2,725,997
*	Orion Marine Group, Inc.	15,671	155,143
	Oshkosh Truck Corp. Class B	12,300	88,806
*	P.A.M. Transportation Services, Inc.	76,987	384,935
	Pacer International, Inc.	59,059	507,907
*	Paragon Technologies, Inc.	2,950	7,169
*	Park-Ohio Holdings Corp.	135,959	500,329
*	Patrick Industries, Inc.	8,995	4,992
* #	Patriot Transportation Holding, Inc.	11,786	810,995
* #	Perini Corp.	60,500	1,261,425
*	PGT, Inc.	88,192	88,016
*	Pike Electric Corp.	56,800	639,000
*	Pinnacle Airlines Corp.	64,200	128,400
*	Plug Power, Inc.	712,637	641,373
* #	PMFG, Inc.	39,396	275,772
*	Point Blank Solutions, Inc.	91,550	41,198
*	Polypore International, Inc.	5,300	36,676
	Portec Rail Products, Inc.	1,546	11,255
*	Powell Industries, Inc.	31,883	761,366
	Preformed Line Products Co.	20,145	591,457
*	PRG-Schultz International, Inc.	7,701	24,104
* #	Protection One, Inc.	36,556	104,185
	Providence & Worcester Railroad Co.	4,200	57,351
*	Quality Distribution, Inc.	3,920	9,134
	Quanex Building Products Corp.	94,272	800,369
	Quixote Corp.	7,385	31,091
#	Raven Industries, Inc.	49,230	1,073,706

36

* #	RBC Bearings, Inc.	36,899	674,514
*	RCM Technologies, Inc.	157,393	189,659
	Regal-Beloit Corp.	84,204	2,859,568
*	Republic Airways Holdings, Inc.	86,978	712,350
* #	Resources Connection, Inc.	120,636	1,745,603
	Robbins & Myers, Inc.	96,400	1,666,756
#	Rollins, Inc.	292,175	4,557,930
*	RSC Holdings, Inc.	75,252	534,289
*	Rush Enterprises, Inc. Class A	68,796	626,044
*	Rush Enterprises, Inc. Class B	40,331	356,123
*	Saia, Inc.	127,510	1,363,082
	Schawk, Inc.	44,096	358,941
* #	School Specialty, Inc.	165,172	2,725,338
*	Schuff International, Inc.	6,700	88,775
	Servidyne, Inc.	346	758
	Servotronics, Inc.	1,300	7,573
*	SIFCO Industries, Inc.	5,415	33,140
*	Simclar, Inc.	6,300	1,859
#	Simpson Manufacturing Co., Inc.	127,341	2,555,734
	SkyWest, Inc.	163,073	2,552,092
*	SL Industries, Inc.	5,800	34,800
*	SmartPros, Ltd.	10,300	27,810
*	SPACEHAB, Inc.	1,822	565
*	Sparton Corp.	1,803	3,372
*	Spherion Corp.	1,107,259	1,583,380
*	Spherix, Inc.	37,595	16,918
* #	Spire Corp.	24,326	119,441
*	Standard Parking Corp.	52,371	1,002,381
	Standard Register Co.	38,470	279,677
	Standex International Corp.	34,100	523,435
*	Stanley, Inc.	39,300	1,189,218
	Steelcase, Inc. Class A	164,991	712,761
*	Sterling Construction Co., Inc.	24,300	435,456
#	Sun Hydraulics, Inc.	43,103	663,786
	Supreme Industries, Inc.	115,145	138,174
	Sypris Solutions, Inc.	322,527	409,609
#	TAL International Group, Inc.	38,950	408,196
*	Taleo Corp. Class A	8,972	75,634
*	Taser International, Inc.	103,247	523,462
*	Team, Inc.	41,700	823,575
*	TeamStaff, Inc.	13,988	22,451
	Tech/Ops Sevcon, Inc.	8,183	18,739
	Technology Research Corp.	85,112	157,457
	Tecumseh Products Co. Class A	35,140	288,148
*	Tecumseh Products Co. Class B	3,375	27,675
*	Teledyne Technologies, Inc.	93,000	2,591,910
*	TeleTech Holdings, Inc.	66,413	537,281
	Tennant Co.	49,600	671,584
*	Tetra Tech, Inc.	153,296	3,561,066
*	The Advisory Board Co.	28,755	503,213
	The Brink’s Co.	68,700	1,815,741
*	The GEO Group, Inc.	108,400	1,604,320
	The Manitowoc Co., Inc.	12,000	66,000
*	Thomas & Betts Corp.	76,837	1,643,543
#	Titan International, Inc.	89,225	692,386

37

	Todd Shipyards Corp.	19,728	276,192
#	Toro Co.	73,254	2,169,051
*	Trailer Bridge, Inc.	8,400	30,324
* #	TransDigm Group, Inc.	73,682	2,511,083
*	TRC Companies, Inc.	394,854	1,149,025
	Tredegar Industries, Inc.	86,991	1,435,352
* #	Trex Co., Inc.	43,500	643,365
#	Trinity Industries, Inc.	119,300	1,373,143
	Triumph Group, Inc.	41,975	1,900,628
*	TrueBlue, Inc.	78,000	663,000
*	Tufco Technologies, Inc.	4,700	16,262
	Twin Disc, Inc.	10,200	67,014
*	U.S. Home Systems, Inc.	927	1,492
*	UAL Corp.	162,799	1,536,823
*	Ultralife Corp.	29,715	238,017
* #	United Rentals, Inc.	21,560	120,305
*	United Stationers, Inc.	76,209	2,134,614
	Universal Forest Products, Inc.	72,537	1,523,277
*	Universal Power Group, Inc.	6,700	10,988
*	Universal Security Instruments, Inc.	5	19
*	Universal Truckload Services, Inc.	23,086	285,343
*	UQM Technologies, Inc.	25,600	41,472
*	US Airways Group, Inc.	190,100	1,077,867
*	USA Truck, Inc.	16,635	239,877
*	USG Corp.	18,600	121,086
*	UTI Worldwide, Inc.	17,700	193,992
* #	Valence Technology, Inc.	19,099	33,232
#	Valmont Industries, Inc.	27,525	1,116,965
	Valpey Fisher Corp.	8,710	12,673
*	Versar, Inc.	24,600	89,790
	Viad Corp.	56,800	1,262,664
	Vicor Corp.	40,122	189,376
*	Volt Information Sciences, Inc.	218,033	1,162,116
	VSE Corp.	11,566	332,638
	Wabash National Corp.	490,296	1,382,635
#	Watsco, Inc. Class A	64,000	2,115,200
	Watsco, Inc. Class B	9,433	311,289
	Watts Water Technologies, Inc.	82,680	1,842,110
*	WCA Waste Corp.	53,626	114,223
#	Werner Enterprises, Inc.	203,184	3,047,760
* #	WESCO International, Inc.	46,171	850,470
*	Willdan Group, Inc.	5,300	9,911
*	Willis Lease Finance Corp.	19,095	180,257
#	Woodward Governor Co.	63,727	1,310,864
#	WSI Industries, Inc.	1,900	2,831
*	YRC Worldwide, Inc.	450,358	1,297,031
*	Zareba Systems, Inc.	300	777
Total Industrials			310,103,463

Information Technology — (14.8%)
*	3Com Corp.	558,642	1,301,636
*	Acacia Research	102,634	324,323
* #	ACI Worldwide, Inc.	62,839	1,067,635
*	Acme Packet, Inc.	52,340	230,296
*	Actel Corp.	45,934	414,325

38

*	ActivIdentity Corp.	869,017	1,937,908
*	Actuate Corp.	122,000	434,320
	Acxiom Corp.	172,979	1,645,030
*	Adaptec, Inc.	4,400	12,276
*	ADC Telecommunications, Inc.	59,400	301,158
*	Adept Technology, Inc.	13,403	40,075
#	Adtran, Inc.	210,232	3,185,015
*	Advanced Analogic Technologies, Inc.	34,211	102,975
*	Advanced Energy Industries, Inc.	78,064	701,015
* #	Advanced Photonix, Inc.	5,345	5,612
* #	Advent Software, Inc.	76,915	1,679,054
*	Aehr Test Systems	5,400	7,884
	Agilysys, Inc.	230,939	824,452
*	Airspan Networks, Inc.	124,100	19,856
*	Airvana, Inc.	45,953	233,901
* ●	Allen Organ Co. Escrow Shares	800	7,270
*	Allied Motion Technologies, Inc.	2,800	5,656
*	American Commercial Lines, Inc.	33,530	135,461
	American Software, Inc. Class A	58,905	244,456
*	Amkor Technology, Inc.	308,919	716,692
*	Amtech Systems, Inc.	24,270	98,051
* #	Anadigics, Inc.	22,800	46,284
*	Analysts International Corp.	323,951	136,059
*	Anaren, Inc.	41,600	491,712
* #	Anixter International, Inc.	59,610	1,608,278
*	Applied Micro Circuits Corp.	190,714	762,856
*	Ariba, Inc.	145,169	1,109,091
* #	Arris Group, Inc.	243,728	1,735,343
*	Art Technology Group, Inc.	339,807	581,070
*	Aruba Networks, Inc.	79,712	212,831
*	ASA International, Ltd.	640	2,000
*	Aspen Technology, Inc.	266,089	1,782,796
*	Astea International, Inc.	2,800	6,552
	Astro-Med, Inc.	12,758	89,178
*	Asyst Technologies, Inc.	156,000	42,120
* #	Atheros Communications	149,696	1,797,849
	Atlantic Tele-Network, Inc.	28,983	623,135
* #	Atmel Corp.	660,282	2,205,342
* #	ATMI, Inc.	38,833	524,634
*	Authentidate Holding Corp.	97,700	24,425
*	Autobytel, Inc.	769,313	276,953
*	Avanex Corp.	70	132
*	Avid Technology, Inc.	116,463	1,165,795
*	Aviza Technology, Inc.	67,130	13,359
*	Avocent Corp.	76,105	1,092,107
	AVX Corp.	108,726	991,581
*	Aware, Inc.	22,700	50,848
*	Axcelis Technologies, Inc.	305,496	87,066
*	Axesstel, Inc.	33,683	12,800
*	AXS-One, Inc.	18,400	1,840
*	AXT, Inc.	406,289	564,742
* #	Bankrate, Inc.	54,357	1,813,350
*	BearingPoint, Inc.	11,729	17,594
	Bel Fuse, Inc. Class A	8,710	122,376
	Bel Fuse, Inc. Class B	26,643	406,039

39

*	Bell Microproducts, Inc.	94,771	85,294
*	Benchmark Electronics, Inc.	109,971	1,291,060
*	BigBand Networks, Inc.	102,703	518,650
*	Bitstream, Inc.	7,200	35,208
	Black Box Corp.	45,502	993,309
#	Blackbaud, Inc.	77,739	865,235
* #	Blackboard, Inc.	85,864	2,181,804
*	Blonder Tongue Laboratories, Inc.	20,136	19,230
*	Blue Coat Systems, Inc.	79,472	762,136
	Bogen Communications International, Inc.	11,900	43,435
*	Bookham, Inc.	484,568	179,290
*	Borland Software Corp.	1,249,902	774,939
*	Bottomline Technologies, Inc.	42,725	285,403
*	Brightpoint, Inc.	122,470	573,160
* #	BroadVision, Inc.	4,455	64,598
*	Brocade Communications Systems, Inc.	43,148	164,394
*	BSQUARE Corp.	30,268	75,367
*	Cabot Microelectronics Corp.	47,500	1,081,100
* #	CACI International, Inc. Class A	56,746	2,562,082
*	Cadence Design Systems, Inc.	47,600	179,928
*	CalAmp Corp.	461,446	447,603
*	California Micro Devices Corp.	14,800	31,672
*	Callidus Software, Inc.	26,800	70,216
*	CallWave, Inc.	256,118	189,527
*	Cascade Microtech, Inc.	41,199	127,305
	Cass Information Systems, Inc.	16,615	396,102
*	Catapult Communications Corp.	246,220	1,698,918
* #	Cavium Networks, Inc.	69,402	631,558
*	CEVA, Inc.	61,567	420,503
*	Checkpoint Systems, Inc.	102,900	920,955
*	Chordiant Software, Inc.	26,074	61,274
*	Ciber, Inc.	97,336	424,385
* #	Ciena Corp.	10,700	66,768
*	Cirrus Logic, Inc.	116,989	329,909
*	Clarus Corp.	32,100	134,820
*	Clearfield, Inc.	87,411	104,893
* #	Cogent, Inc.	161,460	1,879,394
	Cognex Corp.	66,335	866,335
*	Coherent, Inc.	78,193	1,414,511
	Cohu, Inc.	46,498	464,050
*	Comarco, Inc.	34,669	32,936
* # ●	Commerce One, Inc.	45,000	—
* #	CommScope, Inc.	13,000	187,460
	Communications Systems, Inc.	8,650	64,010
* #	CommVault Systems, Inc.	49,679	659,240
*	Computer Task Group, Inc.	47,700	145,962
*	ComScore, Inc.	20,800	262,288
* #	Comtech Telecommunications Corp.	65,100	2,525,880
* #	Comverge, Inc.	8,800	40,392
* #	Concur Technologies, Inc.	107,483	2,653,755
*	Concurrent Computer Corp.	6,100	24,156
*	Conexant Systems, Inc.	75,107	49,571
*	Constant Contact, Inc.	26,937	411,328
*	Convergys Corp.	165,015	1,242,563
*	CPI International, Inc.	7,200	55,224

40

*	Cray, Inc.	50,604	97,160
* #	Cree, Inc.	59,164	1,179,139
*	CSG Systems International, Inc.	123,232	1,786,864
*	CSP, Inc.	8,385	27,377
	CTS Corp.	55,159	283,517
*	CVD Equipment Corp.	11,029	35,293
*	CyberOptics Corp.	14,954	83,892
* #	CyberSource Corp.	188,388	2,247,469
*	Cymer, Inc.	85,386	1,741,874
* #	Cypress Semiconductor Corp.	186,800	842,468
#	Daktronics, Inc.	115,216	994,314
* #	Data Domain, Inc.	107,692	1,402,150
*	Data I/O Corp.	7,300	18,177
*	Datalink Corp.	21,400	73,830
	Dataram Corp.	75,582	95,233
*	DataTRAK International, Inc.	2,915	408
*	Datawatch Corp.	3,832	5,786
*	DDi Corp.	38,136	128,900
*	DealerTrack Holdings, Inc.	67,353	767,151
*	Dice Holdings, Inc.	2,400	6,864
*	Digi International, Inc.	76,915	584,554
*	Digimarc Corp.	18,275	174,344
*	Digital Angel Corp.	21,399	13,481
* #	Digital River, Inc.	70,860	1,755,202
* #	Diodes, Inc.	36,309	235,282
*	Ditech Networks, Inc.	98,647	94,701
*	DivX, Inc.	57,197	287,701
*	Dot Hill Systems Corp.	866,568	428,951
*	Double-Take Software, Inc.	39,606	299,817
*	DSP Group, Inc.	242,426	1,578,193
* #	DTS, Inc.	50,689	689,370
*	Dycom Industries, Inc.	125,901	857,386
*	Dynamics Research Corp.	101,182	705,239
* #	EarthLink, Inc.	348,197	2,621,923
*	Easylink Services International Corp.	3,800	7,410
* #	Ebix, Inc.	16,989	347,595
*	Echelon Corp.	66,235	490,139
*	EDCI Holdings, Inc.	20,657	82,835
*	EDGAR Online, Inc.	21,300	22,152
*	Edgewater Technology, Inc.	191,311	535,671
*	Elecsys Corp.	10,467	42,915
*	Electroglas, Inc.	56,795	7,951
*	Electronics for Imaging, Inc.	74,324	660,740
*	eLoyalty Corp.	7,200	21,744
* #	EMCORE Corp.	147,150	194,238
*	EMS Technologies, Inc.	42,168	1,012,032
*	Emulex Corp.	154,900	884,479
*	En Pointe Technologies, Inc.	6,100	4,880
*	Endwave Corp.	1,800	3,600
*	Entegris, Inc.	354,394	492,608
*	Entorian Technologies, Inc.	127,140	29,865
*	Entrust, Inc.	15,500	23,250
*	Epicor Software Corp.	157,522	557,628
*	EPIQ Systems, Inc.	80,149	1,420,240
*	ePlus, Inc.	14,390	152,606

41

*	Euronet Worldwide, Inc.	60,322	606,236
*	Evans & Sutherland Computer Corp.	11,143	5,014
*	Evolving Systems, Inc.	11,000	11,330
*	Exar Corp.	850,992	5,761,216
#	Fair Isaac Corp.	77,600	985,520
*	Fairchild Semiconductor Corp. Class A	40,100	182,455
*	FalconStor Software, Inc.	20,705	66,049
*	Faro Technologies, Inc.	32,660	490,553
* #	FEI Co.	92,550	1,684,410
*	Forgent Networks, Inc.	67,680	14,890
* #	FormFactor, Inc.	91,334	1,421,157
* #	Forrester Research, Inc.	62,587	1,306,817
*	FortuNet, Inc.	11,030	17,097
	Frequency Electronics, Inc.	122,628	386,278
*	FSI International, Inc.	77,271	29,749
*	Gartner Group, Inc.	31,100	440,376
*	Gerber Scientific, Inc.	169,522	532,299
*	Giga-Tronics, Inc.	3,942	4,218
*	GigOptix, Inc.	7,585	7,509
*	Globecomm Systems, Inc.	30,832	158,168
*	Glu Mobile, Inc.	6,246	3,185
*	GSE Systems, Inc.	38,896	236,099
*	GSI Technology, Inc.	42,294	109,119
*	GTSI Corp.	97,583	526,460
*	Guidance Software, Inc.	4,992	17,073
*	Hackett Group, Inc.	132,933	373,542
*	Halifax Corp.	12,629	6,567
*	Harmonic, Inc.	258,591	1,331,744
* #	Harris Stratex Networks, Inc. Class A	16,614	114,637
#	Heartland Payment Systems, Inc.	102,197	926,927
*	hi/fn, inc.	244,585	769,220
*	Hittite Microwave Corp.	59,536	1,525,312
*	Hughes Communications, Inc.	7,400	89,318
*	Hutchinson Technology, Inc.	488,870	1,549,718
*	Hypercom Corp.	941,956	1,431,773
*	I.D. Systems, Inc.	3,345	12,811
* #	i2 Technologies, Inc.	59,300	370,032
*	iCAD, Inc.	3,500	4,270
*	iGATE Capital Corp.	144,565	591,271
*	Ikanos Communications, Inc.	245,090	316,166
*	I-many, Inc.	110,892	43,237
#	Imation Corp.	45,194	440,190
	Imergent, Inc.	5,049	23,225
*	Immersion Corp.	75,600	392,364
*	Infinera Corp.	112,557	772,141
*	InFocus Corp.	795,204	604,355
	infoGROUP, Inc.	64,474	237,909
* #	Informatica Corp.	245,857	3,137,135
	InfoSpace, Inc.	655,004	5,246,582
*	Innodata Isogen, Inc.	27,307	61,168
*	Innovex, Inc.	28,351	3,686
*	InPlay Technologies, Inc.	100	13
*	Insight Enterprises, Inc.	123,941	642,014
*	InsWeb Corp.	1,533	3,557
	Integral Systems, Inc.	61,350	670,556

42

*	Integrated Device Technology, Inc.	260,201	1,493,554
*	Integrated Silicon Solution, Inc.	416,141	707,440
*	Intelligent Systems Corp.	34,437	34,437
*	Intelligroup, Inc.	29,800	44,700
*	Interactive Intelligence, Inc.	40,441	277,830
*	Interlink Electronics, Inc.	23,100	4,620
* #	Intermec, Inc.	169,500	2,105,190
*	Internap Network Services Corp.	23,900	64,291
*	International Rectifier Corp.	110,300	1,502,286
*	Internet Brands, Inc.	24,600	122,262
*	Internet Capital Group, Inc.	291,402	1,255,943
	Intersil Corp.	35,000	325,850
*	Interwoven, Inc.	132,523	2,089,888
*	Intest Corp.	45,877	12,157
*	Intevac, Inc.	47,436	207,770
*	IntriCon Corp.	15,310	57,413
*	INX, Inc.	4,200	20,496
*	iPass, Inc.	531,497	675,001
*	iPCS, Inc.	6,845	33,951
* #	IPG Photonics Corp.	127,633	1,226,553
*	Isilon Systems, Inc.	78,095	216,323
*	Iteris, Inc.	19,424	27,194
*	Ixia	134,928	717,817
	IXYS Corp.	93,924	643,379
*	j2 Global Communications, Inc.	133,364	2,611,267
#	Jabil Circuit, Inc.	136,800	796,176
#	Jack Henry & Associates, Inc.	88,811	1,580,836
*	Jaco Electronics, Inc.	66,196	48,985
*	JDA Software Group, Inc.	55,312	619,494
*	JDS Uniphase Corp.	47,700	173,151
*	Jupitermedia Corp.	186,147	94,935
	Keithley Instruments, Inc.	2,500	8,675
*	Kemet Corp.	190,656	40,038
*	Keynote Systems, Inc.	33,400	292,250
*	Kopin Corp.	225,067	355,606
*	Kratos Defense & Security Solutions, Inc.	26,828	31,657
*	KVH Industries, Inc.	16,600	95,450
* #	L-1 Identity Solutions, Inc.	196,839	1,427,083
*	Lantronix, Inc.	14,000	9,520
*	LaserCard Corp.	12,613	41,623
*	Lattice Semiconductor Corp.	2,063,426	3,177,676
*	Lawson Software, Inc.	536,360	2,263,439
*	Leadis Technolgies, Inc.	18,119	6,885
*	LeCroy Corp.	220,102	506,235
*	LightPath Technologies, Inc.	1,850	1,656
*	Limelight Networks, Inc.	12,458	38,121
*	Littlefuse, Inc.	51,600	789,480
*	Logic Devices, Inc.	6,400	3,520
*	LogicVision, Inc.	19,976	24,770
*	Logility, Inc.	25,417	118,443
*	LoJack Corp.	14,285	54,283
*	Loral Space & Communications, Inc.	181,568	2,398,513
*	LTX-Credence Corp.	1,396,379	404,950
*	Luna Innovations, Inc.	6,456	8,586
*	Macrovision Solutions Corp.	170,157	2,230,758

43

*	Management Network Group, Inc.	224,773	92,157
* #	Manhattan Associates, Inc.	72,894	1,118,194
* #	ManTech International Corp. Class A	2,785	149,360
	Marchex, Inc. Class B	31,366	157,144
*	Mastec, Inc.	180,450	1,918,184
*	Mastech Holdings, Inc.	27	50
	Maximus, Inc.	59,200	2,199,872
*	Maxwell Technologies, Inc.	37,079	173,530
*	MDI, Inc.	9,933	1,490
*	Measurement Specialties, Inc.	9,960	50,597
*	Mechanical Technology, Inc.	7	11
	MedQuist, Inc.	15,960	31,760
* #	Mentor Graphics Corp.	117,527	547,676
*	Mercury Computer Systems, Inc.	358,437	2,139,869
*	Merix Corp.	381,315	137,273
	Mesa Laboratories, Inc.	11,438	229,904
	Methode Electronics, Inc.	59,900	276,738
	Micrel, Inc.	154,373	1,173,235
*	Micros Systems, Inc.	128,567	1,851,365
*	Microsemi Corp.	187,602	1,575,857
*	MicroStrategy, Inc.	26,300	1,017,810
*	Microtune, Inc.	5,900	10,089
*	Mindspeed Technologies, Inc.	4	4
*	MIPS Technologies, Inc.	133,600	224,448
*	MKS Instruments, Inc.	153,686	2,159,288
	Mocon, Inc.	21,293	175,880
*	ModusLink Global Solutions, Inc.	616,391	1,436,191
* #	Monolithic Power Systems	85,019	1,032,981
*	Monotype Imaging Holdings, Inc.	10,518	62,056
*	MoSys, Inc.	35,027	72,856
*	MPS Group, Inc.	266,800	1,614,140
*	MRV Communications, Inc.	739,416	377,102
*	MSC.Software Corp.	76,965	447,936
*	MTM Technologies, Inc.	306	196
	MTS Systems Corp.	49,787	1,303,922
*	Multi-Fineline Electronix, Inc.	13,200	244,596
*	Nanometrics, Inc.	283,300	373,956
*	Napco Security Technologies, Inc.	9,511	10,747
*	NCI, Inc.	21,183	635,490
*	NETGEAR, Inc.	59,925	666,366
* #	NetLogic Microsystems, Inc.	55,978	1,187,293
*	NetScout Systems, Inc.	86,150	1,225,053
*	Network Engines, Inc.	124,077	62,039
*	Network Equipment Technologies, Inc.	22,242	69,617
*	Newport Corp.	6,218	33,266
	NIC, Inc.	175,465	936,983
*	Novatel Wireless, Inc.	9,100	50,414
*	Novell, Inc.	369,981	1,368,930
* #	Novellus Systems, Inc.	166,014	2,289,333
*	Nu Horizons Electronics Corp.	312,815	491,120
*	NumereX Corp. Class A	26,866	80,329
*	NYFIX, Inc.	69,114	62,203
	O.I. Corp.	8,056	74,599
* #	Omniture, Inc.	124,018	1,127,324
*	OmniVision Technologies, Inc.	74,300	497,067

44

*	Omtool, Ltd.	3,470	2,603
* #	ON Semiconductor Corp.	3,344	13,944
*	Online Resources Corp.	37,100	117,236
*	Onvia, Inc.	3,978	15,952
	Openwave Systems, Inc.	882,755	644,411
*	Oplink Communications, Inc.	19,868	140,467
*	OPNET Technologies, Inc.	58,911	483,070
*	OpNext, Inc.	69,409	165,193
*	OPTi, Inc.	11,000	20,570
*	Optical Cable Corp.	15,754	44,741
*	Orbcomm, Inc.	20,200	33,128
*	Orthovita, Inc.	121,503	351,144
*	OSI Systems, Inc.	41,500	607,145
*	Overland Storage, Inc.	219,703	87,881
* #	OYO Geospace Corp.	8,600	128,570
* #	Palm, Inc.	230,696	1,769,438
*	PAR Technology Corp.	30,885	139,909
*	Parametric Technology Corp.	203,813	1,834,317
	Park Electrochemical Corp.	51,950	911,723
* #	ParkerVision, Inc.	33,786	60,477
*	PC Connection, Inc.	39,700	194,133
	PC-Tel, Inc.	61,900	399,874
*	PDF Solutions, Inc.	1,059	1,578
*	Peerless Systems Corp.	22,500	40,725
	Pegasystems, Inc.	94,167	1,277,846
*	Perceptron, Inc.	14,618	49,701
* #	Perficient, Inc.	47,237	184,697
*	Performance Technologies, Inc.	130,190	411,400
*	Pericom Semiconductor Corp.	58,436	360,550
* #	Perot Systems Corp.	171,737	2,230,864
*	Pervasive Software, Inc.	42,607	154,237
*	Pfsweb, Inc.	6,817	7,294
*	Phoenix Technologies, Ltd.	55,836	144,057
*	Photronics, Inc.	115,006	182,860
*	Physicians Formula Holdings, Inc.	27,145	78,721
*	Pixelworks, Inc.	3	2
*	Planar Systems, Inc.	301,370	138,630
*	PlanetOut, Inc.	22,918	5,984
	Plantronics, Inc.	144,900	1,470,735
*	PLATO Learning, Inc.	342,530	476,117
*	Plexus Corp.	74,361	1,075,260
*	PLX Technology, Inc.	11,700	19,305
*	PMC-Sierra, Inc.	594,654	2,895,965
* #	Polycom, Inc.	141,480	1,987,794
#	Power Integrations, Inc.	68,800	1,339,536
* #	Powerwave Technologies, Inc.	1,762,661	793,197
*	Presstek, Inc.	54,614	117,966
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	107,903	1,840,825
*	PROS Holdings, Inc.	11,900	71,519
	QAD, Inc.	123,002	314,885
* #	QLogic Corp.	136,500	1,545,180
#	Quality Systems, Inc.	72,918	2,718,383
	Qualstar Corp.	1,200	2,484
*	Quantum Corp.	537,758	274,257

45

*	Quest Software, Inc.	296,730	3,700,223
*	QuickLogic Corp.	77,495	68,971
*	Rackable Systems, Inc.	23,500	92,355
*	Radiant Systems, Inc.	34,744	120,214
*	RadiSys Corp.	131,988	624,303
*	Rambus, Inc.	111,000	1,005,660
*	Ramtron International Corp.	63,900	108,630
*	RealNetworks, Inc.	375,119	1,057,836
	Renaissance Learning, Inc.	23,290	168,387
* #	Research Frontiers, Inc.	4,300	13,330
	RF Industries, Ltd.	5,641	22,564
* #	RF Micro Devices, Inc.	73,595	79,483
*	RF Monolithics, Inc.	23,489	16,207
	Richardson Electronics, Ltd.	61,920	230,962
* #	RightNow Technologies, Inc.	26,004	151,863
*	Rimage Corp.	15,835	207,597
*	Riverbed Technology, Inc.	105,371	1,069,516
*	Rofin-Sinar Technologies, Inc.	83,154	1,404,471
*	Rogers Corp.	37,200	911,400
*	Rudolph Technologies, Inc.	540,121	1,517,740
*	S1 Corp.	176,311	1,175,994
*	Saba Software, Inc.	16	26
*	Safeguard Scientifics, Inc.	223,982	134,389
*	Salary.com, Inc.	4,530	8,018
*	Sanmina-SCI Corp.	434,058	143,239
*	Sapient Corp.	339,907	1,448,004
* #	SatCon Technology Corp.	101,496	142,094
*	SAVVIS, Inc.	86,020	548,808
*	ScanSource, Inc.	70,300	1,316,016
*	Schmitt Industries, Inc.	2,366	9,937
*	Scientific Learning Corp.	7,350	14,627
*	SCM Microsystems, Inc.	50,472	126,685
*	SeaChange International, Inc.	79,673	471,664
*	Selectica Escrow Shares	74,160	—
*	Selectica, Inc.	74,160	46,053
*	Semitool, Inc.	30,082	83,327
*	Semtech Corp.	102,716	1,206,913
*	ShoreTel, Inc.	18,303	72,846
* #	Sigma Designs, Inc.	56,200	574,364
*	Sigmatron International, Inc.	2,200	4,730
*	Silicon Image, Inc.	125,901	462,057
* #	Silicon Laboratories, Inc.	92,924	2,140,040
*	Silicon Storage Technology, Inc.	90,400	185,320
*	Simulations Plus, Inc.	36,778	39,720
* #	Skyworks Solutions, Inc.	466,293	2,014,386
*	Smith Micro Software, Inc.	53,156	281,727
*	Soapstone Networks, Inc.	160,750	397,053
*	Sonic Foundry, Inc.	110,100	74,868
*	SonicWALL, Inc.	91,058	320,524
*	Sourcefire, Inc.	27,153	182,740
*	Spansion, Inc.	75,008	5,026
*	Spectrum Control, Inc.	64,833	469,391
*	SPSS, Inc.	52,242	1,341,575
* #	SRA International, Inc.	114,700	1,873,051
*	SRS Labs, Inc.	30,438	156,147

46

*	Stamford Industrial Group, Inc.	12,100	8,470
*	Standard Microsystems Corp.	60,217	834,005
* #	Starent Networks Corp.	76,811	1,129,122
	StarTek, Inc.	143,643	666,504
* #	STEC, Inc.	131,815	590,531
*	SteelCloud, Inc.	9,647	3,375
* #	Stratasys, Inc.	58,900	630,819
*	SumTotal Systems, Inc.	67,894	171,093
*	Sunair Electronics, Inc.	14,901	22,352
*	Sunrise Telecom, Inc.	18,500	9,620
*	Supertex, Inc.	36,000	816,840
*	SupportSoft, Inc.	39,000	73,710
*	Switch and Data Facilities Co.	10,400	71,552
*	Sycamore Networks, Inc.	733,288	1,723,227
*	Sykes Enterprises, Inc.	115,587	1,931,459
*	Symmetricom, Inc.	495,175	1,837,099
* #	Synaptics, Inc.	105,950	2,497,242
*	Synchronoss Technologies, Inc.	52,302	445,090
*	SYNNEX Corp.	76,400	1,172,740
#	Syntel, Inc.	108,782	2,344,252
	Taitron Components, Inc.	2,900	2,799
	Take-Two Interactive Software, Inc.	209,601	1,471,399
*	Tech Data Corp.	82,476	1,493,640
*	Technical Communications Corp.	400	2,080
	Technitrol, Inc.	7,800	17,160
*	Technology Solutions Co.	36,125	37,931
*	TechTarget, Inc.	2,800	10,836
*	TechTeam Global, Inc.	74,753	373,765
*	Techwell, Inc.	39,996	225,977
* #	Tekelec	182,792	2,270,277
*	TeleCommunication Systems, Inc.	97,599	698,809
* #	Telkonet, Inc.	21,607	3,457
*	Tellabs, Inc.	181,232	748,488
*	Teradyne, Inc.	42,000	202,020
*	Terremark Worldwide, Inc.	104,545	366,953
*	Tessco Technologies, Inc.	18,898	138,144
*	Tessera Technologies, Inc.	77,575	912,282
*	The Knot, Inc.	36,050	248,024
	TheStreet.com, Inc.	68,325	186,527
*	THQ, Inc.	5,100	20,145
*	TIBCO Software, Inc.	474,473	2,538,431
*	Tier Technologies, Inc. Class B	56,086	325,299
*	TII Network Technologies, Inc.	2,460	1,747
*	TNS, Inc.	59,210	489,667
*	Tollgrade Communications, Inc.	257,526	1,483,350
*	Track Data Corp.	39,316	36,564
*	Transact Technologies, Inc.	27,550	107,996
*	Transcat, Inc.	5,900	31,388
*	Trans-Lux Corp.	4,588	2,478
*	Transwitch Corp.	184,579	77,523
*	Travelzoo, Inc.	21,230	85,132
	Trio-Tech International	400	670
*	Triquint Semiconductor, Inc.	324,078	654,638
	Troy Group, Inc.	13,200	24,090
	TSR, Inc.	10,113	18,709

47

*	TTM Technologies, Inc.	101,000	609,030
* #	Tyler Technologies, Inc.	109,800	1,382,382
*	Ulticom, Inc.	111,530	641,298
* #	Ultimate Software Group, Inc.	66,599	917,068
*	Ultra Clean Holdings, Inc.	1,500	1,680
*	Ultratech, Inc.	50,599	566,709
*	Unica Corp.	42,893	210,176
	United Online, Inc.	236,535	1,447,594
* #	Universal Display Corp.	86,216	657,828
*	UTStarcom, Inc.	492,023	723,274
* #	ValueClick, Inc.	91,595	572,469
* #	Varian Semiconductor Equipment Associates, Inc.	87,140	1,659,146
*	Veeco Instruments, Inc.	9,700	46,851
* #	VeriFone Holdings, Inc.	126,500	585,695
*	Verint Systems, Inc.	84,334	548,171
*	Viasat, Inc.	76,591	1,697,257
*	Vicon Industries, Inc.	15,389	88,333
*	Video Display Corp.	11,784	47,607
*	Vignette Corp.	498,723	3,476,099
*	Virage Logic Corp.	5,700	17,556
*	Virtusa Corp.	11,639	87,874
*	Vishay Intertechnology, Inc.	370,999	1,098,157
* #	Vocus, Inc.	33,616	512,980
*	Volterra Semiconductor Corp.	53,476	374,332
	Wayside Technology Group, Inc.	3,900	28,080
*	Web.com Group, Inc.	163,052	489,156
*	Websense, Inc.	118,472	1,326,886
*	Westell Technologies, Inc.	315,209	100,867
*	White Electronics Designs Corp.	43,428	168,935
*	Wind River Systems, Inc.	193,783	1,544,451
*	Winland Electronics, Inc.	23,806	17,140
*	Wireless Telecom Group, Inc.	64,560	23,242
*	WPCS International, Inc.	34,365	68,730
*	Wright Express Corp.	74,850	872,751
*	X-Rite, Inc.	1,318	1,753
* #	Zebra Technologies Corp. Class A	100,797	1,696,414
*	Zhone Technologies, Inc.	288,606	39,972
*	ZiLOG, Inc.	54,368	131,571
* #	Zix Corp.	35,367	45,977
*	Zoran Corp.	730,085	4,336,705
*	Zygo Corp.	16,800	96,096
Total Information Technology			324,734,330

Materials — (3.5%)
	A. Schulman, Inc.	70,355	1,065,878
	A.M. Castle & Co.	9,037	76,453
*	AEP Industries, Inc.	13,511	193,748
#	AK Steel Holding Corp.	44,300	357,501
#	AMCOL International Corp.	81,875	1,186,369
*	American Pacific Corp.	25,833	202,272
	American Vanguard Corp.	48,446	688,418
*	Amerigon, Inc.	8,879	30,455
#	Arch Chemicals, Inc.	66,742	1,495,688
	Ashland, Inc.	21,571	172,999
	Balchem Corp.	47,037	1,050,336

48

* #	Basin Water, Inc.	39,173	35,256
*	Brush Engineered Materials, Inc.	45,700	573,992
*	Buckeye Technologies, Inc.	521,364	1,522,383
*	Bway Holding Co.	10,615	89,803
	Cabot Corp.	103,582	1,383,856
#	Calgon Carbon Corp.	123,600	1,553,652
*	Caraustar Industries, Inc.	86,785	18,225
#	Carpenter Technology Corp.	52,862	872,223
* #	Century Aluminum Co.	17,043	60,503
	Chemtura Corp.	379,539	284,654
	Chesapeake Corp.	3,661	57
* #	Constar International, Inc.	40,577	1,217
*	Continental Materials Corp.	300	5,058
*	Core Molding Technologies, Inc.	10,000	20,900
	Cytec Industries, Inc.	17,600	359,744
	Deltic Timber Corp.	34,133	1,350,643
*	Detrex Corp.	500	1,888
#	Eagle Materials, Inc.	73,078	1,321,250
	Ferro Corp.	117,630	465,815
	Flamemaster Corp.	189	1,087
*	Flotek Industries, Inc.	1,800	5,202
	Friedman Industries, Inc.	21,781	121,974
	Georgia Gulf Corp.	286,386	269,203
#	Gibraltar Industries, Inc.	233,403	2,387,713
	Greif, Inc. Class A	29,514	893,094
*	H&E Equipment Services, Inc.	30,538	203,688
	H.B. Fuller Co.	162,218	2,266,185
	Hawkins, Inc.	37,399	542,286
*	Haynes International, Inc.	4,800	87,696
* #	Headwaters, Inc.	118,766	538,010
* #	Hecla Mining Co.	111,400	295,210
*	Horsehead Holding Corp.	13,300	52,668
*	ICO, Inc.	31,201	82,683
*	Impreso, Inc.	5,200	12,480
	Innophos Holdings, Inc.	33,635	508,898
* #	ION Geophysical Corp.	224,300	336,450
	Kaiser Aluminum Corp.	5,100	126,684
	KMG Chemicals, Inc.	3,326	17,295
	Koppers Holdings, Inc.	34,600	560,520
	Kronos Worldwide, Inc.	8,997	128,207
*	Landec Corp.	73,100	402,050
	Louisiana-Pacific Corp.	214,684	446,543
*	LSB Industries, Inc.	34,100	251,658
*	Material Sciences Corp.	254,823	356,752
*	Maxxam, Inc.	63,722	583,056
*	Metalico, Inc.	3,200	7,840
	Minerals Technologies, Inc.	50,300	1,901,843
*	Mod-Pac Corp.	30,416	39,389
	Myers Industries, Inc.	84,419	529,307
	Neenah Paper, Inc.	104,799	705,297
#	NewMarket Corp.	43,500	1,370,250
	NL Industries, Inc.	123,090	1,422,920
	NN, Inc.	50,975	86,658
*	Northern Technologies International Corp.	13,990	108,283
*	Northwest Pipe Co.	24,064	848,497

49

#	Olin Corp.	194,552	2,733,456
	Olympic Steel, Inc.	22,800	361,836
*	OM Group, Inc.	86,800	1,682,184
	P.H. Glatfelter Co.	92,400	804,804
#	Packaging Corp. of America	163,800	2,325,960
	Penford Corp.	25,900	224,294
*	PolyOne Corp.	64,100	131,405
	Quaker Chemical Corp.	28,720	327,695
*	Rock of Ages Corp.	60,912	113,601
	Rock-Tenn Co. Class A	106,000	3,304,020
*	Rockwood Holdings, Inc.	22,200	166,722
*	Rosetta Resources, Inc.	92,642	562,337
	Royal Gold, Inc.	76,335	3,670,187
*	RTI International Metals, Inc.	42,000	559,020
#	Schnitzer Steel Industries, Inc. Class A	6,500	255,255
	Schweitzer-Maudoit International, Inc.	194,768	4,168,035
	Sensient Technologies Corp.	125,500	2,698,250
	Silgan Holdings, Inc.	65,147	2,986,338
	Spartech Corp.	574,634	1,821,590
	Stepan Co.	24,400	895,236
*	Stillwater Mining Co.	22,102	91,723
*	Symyx Technologies, Inc.	9,400	45,120
	Synalloy Corp.	13,650	74,802
#	Temple-Inland, Inc.	27,200	154,224
#	Texas Industries, Inc.	52,000	1,180,920
#	The Scotts Miracle-Gro Co. Class A	19,820	638,600
	Titanium Metals Corp.	93,600	659,880
*	U.S. Concrete, Inc.	674,712	1,875,699
*	U.S. Energy Corp.	10,000	18,900
* #	U.S. Gold Corp.	125,585	248,658
*	UFP Technologies, Inc.	3,500	18,585
*	United States Lime & Minerals, Inc.	18,396	387,236
*	Universal Stainless & Alloy Products, Inc.	6,405	92,873
	Valhi, Inc.	13,478	200,148
	Valspar Corp.	64	1,110
	Vulcan International Corp.	700	26,985
*	W.R. Grace & Co.	28,878	166,626
	Wausau Paper Corp.	361,543	3,438,274
*	Webco Industries, Inc.	600	34,200
#	Westlake Chemical Corp.	117,218	1,602,370
*	Williams Industries, Inc.	1,200	1,674
#	Worthington Industries, Inc.	133,999	1,348,030
#	Zep, Inc.	36,800	404,432
* #	Zoltek Companies, Inc.	40,300	285,324
Total Materials			77,727,430

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	30
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
Total Other			444

50

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	115,643	965,619
	Arbinet-thexchange, Inc.	7,900	13,272
* #	Cbeyond, Inc.	51,188	805,699
*	Centennial Communications Corp.	186,513	1,525,676
* #	Cogent Communications Group, Inc.	100,400	667,660
	Consolidated Communications Holdings, Inc.	69,076	777,796
	D&E Communications, Inc.	222,712	1,556,757
	FairPoint Communications, Inc.	76,100	207,753
*	General Communications, Inc. Class A	113,181	743,599
*	GoAmerica, Inc.	56	185
	Hickory Tech Corp.	29,945	176,975
	IDT Corp.	38,578	14,081
	IDT Corp. Class B	161,316	56,461
#	Iowa Telecommunications Services, Inc.	71,700	921,345
* #	NeuStar, Inc.	108,300	1,475,046
* #	NextWave Wireless, Inc.	82,078	17,236
	NTELOS Holdings Corp.	71,706	1,551,718
*	Occam Networks, Inc.	15,877	41,915
*	Point.360	4,284	4,798
*	Premiere Global Services, Inc.	199,337	1,931,576
	Shenandoah Telecommunications Co.	39,806	970,470
*	Spark Networks, Inc.	30,748	75,333
	SureWest Communications	183,356	1,872,065
*	Syniverse Holdings, Inc.	123,722	1,677,670
*	tw telecom, inc.	173,773	1,329,363
* #	USA Mobility, Inc.	46,221	488,556
	Warwick Valley Telephone Co.	6,096	53,950
*	Xeta Corp.	69,805	129,837
Total Telecommunication Services			20,052,411

Utilities — (3.0%)
#	ALLETE, Inc.	83,066	2,583,353
*	AMEN Properties, Inc.	1,975	8,384
#	American States Water Co.	46,631	1,612,034
	Artesian Resources Corp. Class A	6,222	97,312
#	Avista Corp.	143,550	2,733,192
#	Black Hills Corp.	95,999	2,543,974
*	Cadiz, Inc.	18,251	169,369
	California Water Service Group	56,495	2,457,533
	Central Vermont Public Service Corp.	30,150	681,390
#	CH Energy Group, Inc.	43,250	2,187,585
	Chesapeake Utilities Corp.	20,310	588,381
	Cleco Corp.	157,387	3,596,293
	Connecticut Water Services, Inc.	23,871	552,375
	Delta Natural Gas Co., Inc.	7,020	168,480
*	El Paso Electric Co.	125,400	2,074,116
	Empire District Electric Co.	82,800	1,470,528
	Energy West, Inc.	6,200	54,746
*	Environmental Power Corp.	29,836	18,856
	Florida Public Utilities Co.	6,733	69,788
#	IDACORP, Inc.	112,400	3,271,964
#	Laclede Group, Inc.	60,400	2,741,556
	Maine & Maritimes Corp.	4,060	160,979
	MGE Energy, Inc.	57,227	1,834,125

51

	Middlesex Water Co.	36,408	602,552
	New Jersey Resources Corp.	98,800	3,960,892
#	Nicor, Inc.	28,441	972,967
#	Northwest Natural Gas Co.	77,000	3,306,380
	NorthWestern Corp.	69,899	1,692,255
#	Ormat Technologies, Inc.	74,400	2,305,656
	Otter Tail Corp.	80,560	1,632,951
	PNM Resources, Inc.	147,039	1,476,272
	Portland General Electric Co.	128,100	2,491,545
	RGC Resources, Inc.	3,464	89,544
	SJW Corp.	49,450	1,329,711
	South Jersey Industries, Inc.	79,828	2,977,584
	Southern Union Co.	1	9
#	Southwest Gas Corp.	111,100	2,861,936
	Southwest Water Co.	68,167	305,388
	UIL Holdings Corp.	64,466	1,703,836
	Unisource Energy Corp.	94,485	2,668,256
	Unitil Corp.	13,010	262,932
#	WGL Holdings, Inc.	130,372	4,184,941
	York Water Co.	4,869	57,406
Total Utilities			66,559,326

TOTAL COMMON STOCKS			1,766,868,703

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	20,649	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	3
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Federal-Mogul Corp. Warrants 12/27/14	4,373	1,990
* ●	Lantronix, Inc. Warrants 2008	65	—
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants	683	—
*	Valley National Bancorp Warrants 06/30/15	616	2,310
TOTAL RIGHTS/WARRANTS			4,303

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $3,875,000 FNMA 5.00%, 08/25/18, valued at $3,798,730) to be repurchased at $3,740,059	$3,740	3,740,000

		Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	422,011,222	422,011,222

52

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $2,913,550 FHLMC 5.500%, 07/01/37, valued at $2,608,587) to be repurchased at $2,532,669	$2,533	2,532,608

TOTAL SECURITIES LENDING COLLATERAL		424,543,830

TOTAL INVESTMENTS - (100.0%)
(Cost $2,871,942,046)##		$2,195,156,836

53

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (81.5%)
Consumer Discretionary — (11.5%)
* #	1-800-FLOWERS.COM, Inc.	161,868	$406,289
*	4Kids Entertainment, Inc.	123,488	206,225
* #	99 Cents Only Stores	18,743	157,066
*	A.C. Moore Arts & Crafts, Inc.	200,906	339,531
* #	AbitibiBowater, Inc.	246,415	187,275
*	Acme Communications, Inc.	145,810	34,994
	Acme United Corp.	31,807	228,374
*	AFC Enterprises, Inc.	14,618	70,166
	Aldila, Inc.	52,806	203,303
*	Alloy, Inc.	34,092	169,437
	Ambassadors Group, Inc.	143,294	1,185,041
*	Ambassadors International, Inc.	791	411
	AMCON Distributing Co.	5,690	133,715
* #	AMDL, Inc.	882	856
* #	American Apparel, Inc.	15,500	31,465
#	American Axle & Manufacturing Holdings, Inc.	117,100	127,639
*	American Biltrite, Inc.	115,749	173,623
* #	America’s Car-Mart, Inc.	105,056	954,959
	Ameristar Casinos, Inc.	83,591	749,811
#	Arctic Cat, Inc.	114,789	492,445
	Ark Restaurants Corp.	23,675	246,693
#	ArvinMeritor, Inc.	2,798,662	4,897,658
	Asbury Automotive Group, Inc.	322,198	1,153,469
*	ATC Technology Corp.	205,257	2,678,604
*	Audiovox Corp. Class A	165,885	748,141
*	Avatar Holdings, Inc.	80,366	2,085,498
*	Bakers Footwear Group, Inc.	60,195	24,078
*	Ballantyne of Omaha, Inc.	1,094	1,586
*	Barry (R.G.) Corp.	144,135	923,905
	Bassett Furniture Industries, Inc.	90,500	297,745
	Beasley Broadcast Group, Inc.	65,543	98,314
#	Beazer Homes USA, Inc.	429,016	441,886
	bebe Stores, Inc.	152,744	863,004
	Belo Corp.	368,815	737,630
	Belo Corp. Class A	1,910,523	2,732,048
*	Benihana, Inc.	15,570	36,434
*	Benihana, Inc. Class A	3,619	8,830
#	Big 5 Sporting Goods Corp.	22,788	119,865
*	Birks & Mayors, Inc.	13,946	6,136
* #	BJ’s Restaurants, Inc.	101,854	1,130,579
#	Blockbuster, Inc. Class A	747,928	957,348
*	Blockbuster, Inc. Class B	269,832	226,659
* #	Blue Nile, Inc.	52,402	1,059,568

1

*	Bluegreen Corp.	277,229	485,151
	Blyth, Inc.	18,718	63,828
#	Bon-Ton Stores, Inc.	133,472	182,189
	Books-A-Million, Inc.	37,000	86,580
	Borders Group, Inc.	161,557	71,085
	Bowl America, Inc. Class A	55,406	531,898
*	Broadview Institute, Inc.	15,800	15,958
#	Brookfield Homes Corp.	72,100	179,529
#	Brown Shoe Company, Inc.	122,228	573,249
#	Brunswick Corp.	1,729,578	4,808,227
* #	Buffalo Wild Wings, Inc.	156,089	3,505,759
*	Build-A-Bear-Workshop, Inc.	35,605	149,541
* #	Cabela’s, Inc.	205,540	1,153,079
*	Cache, Inc.	85,059	159,060
* #	California Coastal Communities, Inc.	107,476	135,420
*	California Pizza Kitchen, Inc.	181,960	1,885,106
	Callaway Golf Co.	124,129	944,622
	Canterbury Park Holding Corp.	24,468	154,638
	Carmike Cinemas, Inc.	126,443	254,150
*	Carriage Services, Inc.	168,400	372,164
*	Carrols Restaurant Group, Inc.	8	26
*	Casual Male Retail Group, Inc.	140,470	53,379
*	Catalina Lighting, Inc.	11,080	720
#	Cato Corp. Class A	253,222	3,350,127
*	Cavalier Homes, Inc.	169,400	230,384
*	Cavco Industries, Inc.	56,747	1,389,167
* #	CEC Entertainment, Inc.	128,411	2,997,113
*	Champion Enterprises, Inc.	6,142	2,825
* #	Charles and Colvard, Ltd.	53,548	13,922
*	Charlotte Russe Holding, Inc.	132,762	683,724
* #	Charming Shoppes, Inc.	1,150,115	1,242,124
*	Cheesecake Factory, Inc.	38,240	331,923
#	Cherokee, Inc.	88,292	1,349,102
	Christopher & Banks Corp.	20,467	79,412
*	Chromcraft Revington, Inc.	97,750	27,859
	Churchill Downs, Inc.	112,024	3,865,948
#	Citadel Broadcasting Co.	423,965	76,314
* #	Citi Trends, Inc.	143,947	1,371,815
	CKE Restaurants, Inc.	220,441	1,829,660
	Coachmen Industries, Inc.	117,100	169,795
	Coast Distribution System, Inc.	41,382	44,486
	Cobra Electronics Corp.	14,173	17,291
* #	Coinstar, Inc.	260,062	5,976,225
* #	Coldwater Creek, Inc.	347,785	980,754
	Collectors Universe, Inc.	87,291	335,197
*	Concord Camera Corp.	49,560	126,379
* #	Conn’s, Inc.	227,058	2,761,025
#	Cooper Tire & Rubber Co.	123,700	577,679
* #	Cosi, Inc.	3,033	998
* #	Cost Plus, Inc.	148,999	143,039
	Courier Corp.	120,220	1,888,656
* #	Cox Radio, Inc.	643,199	3,248,155
#	CPI Corp.	514	3,547
#	Cracker Barrel Old Country Store, Inc.	60,486	1,062,739
	Craftmade International, Inc.	63,108	130,949

2

* #	Crown Media Holdings, Inc.	170,294	280,985
	CSS Industries, Inc.	53,050	804,768
*	Culp, Inc.	392,039	737,033
* #	Cumulus Media, Inc. Class A	138,366	237,990
*	Cybex International, Inc.	6,772	12,257
*	Cycle Country Accessories Corp.	488	205
*	Daily Journal Corp.	200	7,230
	Decorator Industries, Inc.	20,587	15,646
*	DEI Holdings, Inc.	25,913	5,701
*	dELiA*s, Inc.	1,160	2,308
*	Delta Apparel, Inc.	86,010	335,439
*	Design Within Reach, Inc.	969	446
*	Destination Maternity Corp.	43,319	368,211
*	DG FastChannel, Inc.	149,760	2,170,022
*	Diedrich Coffee, Inc.	28,625	10,019
#	Dillards, Inc. Class A	363,584	1,581,590
#	DineEquity, Inc.	71,400	631,176
*	Dixie Group, Inc.	104,300	161,665
*	Domino’s Pizza, Inc.	218,046	1,458,728
*	Dorman Products, Inc.	157,224	1,570,668
	Dover Downs Gaming & Entertainment, Inc.	136,270	434,701
	Dover Motorsports, Inc.	168,371	260,975
* #	Drew Industries, Inc.	188,220	1,622,456
*	drugstore.com, Inc.	28,851	28,562
* #	DSW, Inc.	58,600	584,828
*	Duckwall-ALCO Stores, Inc.	52,900	465,520
	E.W. Scripps Co.	47,321	76,187
*	Eddie Bauer Holdings, Inc.	9,978	7,483
	Educational Development Corp.	33,015	131,070
*	Einstein Noah Restaurant Group, Inc.	8,961	62,010
*	ELXSI Corp.	7,100	40,825
*	Emerson Radio Corp.	243,478	126,609
	Emmis Communications Corp. Class A	303,222	87,934
* #	Empire Resorts, Inc.	15,100	17,667
*	Enova Systems, Inc.	376	165
	Entercom Communications Corp.	1,304,941	1,526,781
*	Entravision Communications Corp.	2,292,458	1,925,665
* #	Escala Group, Inc.	245,312	370,421
	Escalade, Inc.	62,320	31,160
#	Ethan Allen Interiors, Inc.	211,231	2,405,921
*	Famous Dave’s of America, Inc.	48,226	147,572
	Federal Screw Works	33,750	36,281
	Finish Line, Inc. Class A	346,634	1,646,511
	Fisher Communications, Inc.	24,554	374,448
*	Flanigan’s Enterprises, Inc.	20,756	79,080
	Flexsteel Industries, Inc.	61,300	477,527
	Footstar, Inc.	81,000	186,300
*	Fountain Powerboat Industries, Inc.	35,015	9,104
*	Franklin Covey Co.	170,796	701,972
*	Franklin Electronic Publishers, Inc.	81,300	71,544
*	Frederick’s of Hollywood Group	403	149
#	Fred’s, Inc.	304,496	3,124,129
	Frisch’s Restaurants, Inc.	63,868	1,373,801
* #	Fuel Systems Solutions, Inc.	149,650	3,911,851
*	Full House Resorts, Inc.	502	542

3

	Furniture Brands International, Inc.	169,712	347,910
*	Gaiam, Inc.	3,551	12,677
*	GameTech International, Inc.	40,474	50,592
*	Gaming Partners International Corp.	11,359	77,923
* #	Gander Mountain Co.	186,898	385,010
* #	Genesco, Inc.	147,400	2,269,960
*	Gentek, Inc.	91,981	1,255,541
*	G-III Apparel Group, Ltd.	157,405	865,727
*	Global Entertainment Corp.	5	4
*	Gottschalks, Inc.	130,400	13,040
#	Gray Television, Inc.	352,972	116,481
	Gray Television, Inc. Class A	41,200	44,496
*	Great Wolf Resorts, Inc.	171,847	331,665
#	Group 1 Automotive, Inc.	97,100	968,087
* #	GSI Commerce, Inc.	312,741	2,680,190
*	Hampshire Group, Ltd.	25,800	92,235
#	Handleman Co.	75,205	10,529
*	Harris Interactive, Inc.	559,304	279,652
#	Harte-Hanks, Inc.	64,792	408,190
*	Hartmarx Corp.	323,000	8,882
*	Hastings Entertainment, Inc.	95,270	242,938
#	Haverty Furniture Co., Inc.	141,600	1,135,632
	Haverty Furniture Co., Inc. Class A	15,300	122,094
*	Hawk Corp.	80,416	1,358,226
*	Hayes Lemmerz International, Inc.	920,489	82,844
	Heelys, Inc.	9,600	19,584
*	Helen of Troy, Ltd.	97,920	1,025,222
* #	Hibbett Sporting Goods, Inc.	205,898	2,802,272
*	Hollywood Media Corp.	2,692	2,638
#	Hooker Furniture Corp.	73,012	589,937
*	Hot Topic, Inc.	118,258	1,009,923
* #	Hovnanian Enterprises, Inc. Class A	92,768	156,778
* #	Iconix Brand Group, Inc.	151,501	1,252,913
*	ILX Resorts, Inc.	26,797	14,202
* #	Image Entertainment, Inc.	149,561	137,596
*	Infosonics Corp.	69,762	19,533
*	Insignia Systems, Inc.	51,150	45,523
	Interface, Inc. Class A	276,618	1,128,601
*	Interstate Hotels & Resorts, Inc.	267,685	133,842
* #	iRobot Corp.	169,146	1,285,510
*	Isle of Capri Casinos, Inc.	10,189	28,835
*	J. Alexander’s Corp.	109,187	272,967
	Jackson Hewitt Tax Service, Inc.	74,875	991,345
*	Jaclyn, Inc.	20,127	64,004
*	JAKKS Pacific, Inc.	227,958	4,180,750
*	Jennifer Convertibles, Inc.	394	138
*	Jo-Ann Stores, Inc.	231,900	2,961,363
	Johnson Outdoors, Inc.	65,833	499,672
	Jones Apparel Group, Inc.	222,509	769,881
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,848,832
	Journal Communications, Inc. Class A	29,735	53,226
#	KB HOME	15	160
	Kenneth Cole Productions, Inc. Class A	15,351	98,093
	Kimball International, Inc. Class B	256,195	1,765,184
*	Kirkland’s, Inc.	1,076	2,830

4

* #	Knology, Inc.	40,831	191,906
*	Kona Grill, Inc.	366	622
	Koss Corp.	83,900	939,680
*	Krispy Kreme Doughnuts, Inc.	3,140	4,365
	KSW, Inc.	59,720	158,855
#	K-Swiss, Inc. Class A	70,820	759,190
	LaCrosse Footwear, Inc.	63,786	686,337
*	Lakeland Industries, Inc.	40,544	312,594
*	Lakes Entertainment, Inc.	153,884	455,497
#	Landry’s Restaurants, Inc.	34,900	225,454
*	Lazare Kaplan International, Inc.	83,500	308,950
#	La-Z-Boy, Inc.	475,991	461,711
*	LeapFrog Enterprises, Inc.	214,505	431,155
*	Lear Corp.	863,557	785,837
#	Lee Enterprises, Inc.	63,153	19,577
	Libbey, Inc.	1,142	1,416
	Liberty Homes, Inc. Class A	200	130
	Lifetime Brands, Inc.	121,833	213,208
*	LIN TV Corp.	258,800	181,160
*	Lincoln Educational Services	123,921	1,811,725
#	Lithia Motors, Inc. Class A	114,643	350,808
*	Lodgenet Entertainment Corp.	1,719	1,633
*	Lodgian, Inc.	216,693	400,882
*	LOUD Technologies, Inc.	22,580	5,193
*	Luby’s, Inc.	251,150	1,140,221
*	Lumber Liquidators, Inc.	39,069	346,542
#	M/I Homes, Inc.	416,151	3,678,775
*	Mace Security International, Inc.	136,938	102,703
*	Magna Entertainment Corp.	457	338
*	Maidenform Brands, Inc.	226,279	2,025,197
#	Marine Products Corp.	322,455	1,205,982
* #	MarineMax, Inc.	171,676	302,150
* #	Martha Stewart Living Omnimedia, Inc.	71,950	168,363
*	McCormick & Schmick’s Seafood Restaurants, Inc.	14,591	51,506
	McRae Industries, Inc. Class A	8,800	111,320
*	Meade Instruments Corp.	152,660	25,952
#	Media General, Inc. Class A	43,000	83,850
*	Mediacom Communications Corp.	678,959	3,666,379
*	Merisel, Inc.	5	4
*	Meritage Homes Corp.	107,900	1,189,058
*	Midas, Inc.	140,351	1,228,071
	Modine Manufacturing Co.	107,801	295,375
	Monaco Coach Corp.	276,700	160,486
* #	Monarch Casino & Resort, Inc.	145,340	1,488,282
	Monro Muffler Brake, Inc.	187,706	4,555,625
*	Morgans Hotel Group	2,141	7,815
*	Morgan’s Foods, Inc.	500	562
*	Morton’s Restaurant Group, Inc.	54,367	97,861
*	Motorcar Parts of America, Inc.	199	915
	Movado Group, Inc.	179,802	1,380,879
*	MTR Gaming Group, Inc.	2,183	3,274
*	Multimedia Games, Inc.	266,909	456,414
*	Nathan’s Famous, Inc.	57,075	784,210
#	National CineMedia, Inc.	84,172	848,454
*	National Lampoon, Inc.	26,720	16,834

5

	National Presto Industries, Inc.	24,615	1,652,651
	Nautilus Group, Inc.	310,614	431,753
*	Navarre Corp.	246,157	118,155
*	Nevada Gold & Casinos, Inc.	352	271
	New Frontier Media, Inc.	1,926	3,178
*	New Motion, Inc.	96,610	106,271
*	New York & Co., Inc.	199,199	394,414
*	Nitches, Inc.	33,639	7,737
*	Nobel Learning Communities, Inc.	71,537	968,611
	Nobility Homes, Inc.	43,800	333,318
#	Noble International, Ltd.	1,343	443
*	NTN Communications, Inc.	55,566	9,446
#	Nutri/System, Inc.	96,572	1,244,813
	OfficeMax, Inc.	379,605	2,091,624
*	Ohio Art Co.	3,600	20,250
*	Orange 21, Inc.	13,301	10,242
*	Orbitz Worldwide, Inc.	6,300	18,900
#	Orleans Homebuilders, Inc.	169,600	203,520
	O’Charleys, Inc.	215,632	539,080
*	Outdoor Channel Holdings, Inc.	142,323	866,747
* #	Overstock.com, Inc.	195,758	2,149,423
	Oxford Industries, Inc.	141,900	945,054
*	P & F Industries, Inc. Class A	4,983	6,478
* #	P.F. Chang’s China Bistro, Inc.	98,647	1,749,011
* #	Pacific Sunwear of California, Inc.	1,285	1,606
* #	Palm Harbor Homes, Inc.	206,034	729,360
*	Papa John’s International, Inc.	217,257	4,130,056
*	PC Mall, Inc.	121,582	482,681
#	Penske Automotive Group, Inc.	909,083	6,745,396
*	Perfumania Holdings, Inc.	10,825	27,604
*	Perry Ellis International, Inc.	119,400	458,496
* #	PetMed Express, Inc.	237,313	3,426,800
*	Phoenix Footwear Group, Inc.	62,100	19,251
#	Pier 1 Imports, Inc.	759,929	265,975
* #	Pinnacle Entertainment, Inc.	540,950	3,667,641
*	Playboy Enterprises, Inc. Class A	75	232
* #	Playboy Enterprises, Inc. Class B	2,252	3,896
* #	PokerTek, Inc.	294	338
*	Pomeroy IT Solutions, Inc.	114,040	343,260
* #	Premier Exhibitions, Inc.	2,033	2,297
#	Pre-Paid Legal Services, Inc.	125,400	4,215,948
	PRIMEDIA, Inc.	2,731	4,861
* #	Princeton Review, Inc.	313,009	1,536,874
*	Progressive Gaming International Corp.	40,753	2,531
*	Proliance International, Inc.	92,420	47,134
*	Q.E.P. Co., Inc.	33,487	42,863
*	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	395,241
*	R.H. Donnelley Corp.	12,120	4,000
*	Radio One, Inc. Class D	253,017	86,026
*	Rainmaker Systems, Inc.	1,126	1,115
*	RC2 Corp.	174,480	1,013,729
	RCN Corp.	154,744	569,458
*	Reading International, Inc. Class A	130,140	448,983
*	Reading International, Inc. Class B	11,620	45,608
*	Red Lion Hotels Corp.	168,696	376,192

6

*	Red Robin Gourmet Burgers, Inc.	25,005	304,561
*	Regent Communications, Inc.	482,407	82,009
*	Rentrak Corp.	104,800	1,299,520
*	Retail Ventures, Inc.	24,315	58,113
*	Rex Stores Corp.	184,775	1,071,695
*	Rick’s Cabaret International, Inc.	528	2,101
*	Riviera Holdings Corp.	66,300	182,988
*	Rockford Corp.	80,475	43,456
* #	Rocky Brands, Inc.	50,100	172,845
*	Rubio’s Restaurants, Inc.	66,540	239,544
	Ruby Tuesday, Inc.	34,230	42,445
	Russ Berrie & Co., Inc.	184,100	314,811
*	Ruth’s Hospitality Group, Inc.	1,264	1,428
#	Ryland Group, Inc.	432,306	6,743,974
*	S&K Famous Brands, Inc.	24,600	2,337
*	Saga Communications, Inc.	38,990	172,337
	Salem Communications Corp.	170,251	166,846
*	Schieb (Earl), Inc.	71,500	46,832
* #	Sealy Corp.	607,000	1,122,950
	Shiloh Industries, Inc.	145,400	334,420
*	Shoe Carnival, Inc.	105,320	826,762
*	Shuffle Master, Inc.	81,206	275,288
*	Shutterfly, Inc.	32,575	215,321
*	Silverleaf Resorts, Inc.	30,700	25,174
	Sinclair Broadcast Group, Inc. Class A	157,820	291,967
*	Skechers U.S.A., Inc. Class A	86,613	862,665
	Skyline Corp.	74,794	1,501,864
* #	Smith & Wesson Holding Corp.	217,801	514,010
	Sonesta International Hotels Corp. Class A	25,432	266,273
#	Sonic Automotive, Inc.	1,156,397	2,347,486
* #	Sonic Corp.	33,786	329,076
* #	Source Interlink Companies, Inc.	470,569	51,763
*	Spanish Broadcasting System, Inc.	368,786	62,694
	Spartan Motors, Inc.	12,303	53,395
	Speedway Motorsports, Inc.	196,255	2,833,922
*	Sport Chalet, Inc. Class A	107,975	37,791
*	Sport Chalet, Inc. Class B	15,525	12,109
	Sport Supply Group, Inc.	94,800	764,088
*	Sport-Haley, Inc.	32,100	10,593
	Stage Stores, Inc.	354,974	2,538,064
*	Stamps.com, Inc.	164,628	1,346,657
	Standard Motor Products, Inc.	172,400	405,140
	Standard Pacific Corp.	583,348	822,521
	Stanley Furniture, Inc.	32,000	251,200
	Star Buffet, Inc.	16,400	30,340
	Stein Mart, Inc.	2,771	3,242
*	Steinway Musical Instruments, Inc.	79,000	913,240
* #	Steven Madden, Ltd.	180,802	3,142,339
#	Stewart Enterprises, Inc.	472,798	1,616,969
*	Stoneridge, Inc.	165,457	324,296
	Strattec Security Corp.	57,404	562,559
	Sturm Ruger & Co., Inc.	194,909	1,288,348
#	Superior Industries International, Inc.	250,100	2,568,527
	Superior Uniform Group, Inc.	66,200	528,276
*	Syms Corp.	143,600	830,008

7

#	Systemax, Inc.	342,869	3,473,263
	Talbots, Inc.	266,761	541,525
	Tandy Brand Accessories, Inc.	60,077	93,119
*	Tandy Leather Factory, Inc.	821	1,383
*	Tarrant Apparel Group	52,873	30,666
#	Tempur-Pedic International, Inc.	162,384	1,136,688
* #	Texas Roadhouse, Inc.	290,257	2,214,661
*	The Children’s Place Retail Stores, Inc.	21,340	401,405
* #	The Dress Barn, Inc.	160,101	1,380,071
*	The Hallwood Group, Inc.	6,588	204,195
	The Marcus Corp.	204,760	2,115,171
#	The Pep Boys - Manny, Moe & Jack	61,800	178,602
*	The Sports Club Co., Inc.	142,200	99,540
* #	The Steak n Shake Co.	268,600	1,536,392
* #	The Walking Co Holdings, Inc.	2,361	6,162
* #	The Wet Seal, Inc. Class A	385,435	1,005,985
*	Timberland Co. Class A	4,200	46,158
* #	TiVo, Inc.	938,995	6,751,374
*	Town Sports International Holdings, Inc.	201	398
*	Trans World Entertainment Corp.	218,126	178,863
*	True Religion Apparel, Inc.	215,705	2,461,194
* #	Trump Entertainment Resorts, Inc.	96,651	22,230
*	TRW Automotive Holdings Corp.	281,246	869,050
*	Tuesday Morning Corp.	219,349	258,832
*	Tween Brands, Inc.	803	2,160
* #	Unifi, Inc.	496,400	913,376
	Unifirst Corp.	139,982	3,673,128
*	Universal Electronics, Inc.	139,890	1,577,959
* #	Universal Technical Institute, Inc.	230,866	4,047,081
*	Valassis Communications, Inc.	395,647	506,428
#	Value Line, Inc.	74,495	2,682,565
*	ValueVision Media, Inc. Class A	366,543	89,803
* #	VCG Holding Corp.	1,230	1,943
	Virco Manufacturing Corp.	158,897	333,684
	Visteon Corp.	431,691	60,437
* #	Volcom, Inc.	28,656	237,558
*	Voyager Learning Co.	27,100	40,650
*	Waxman Industries, Inc.	975	4,022
*	Wells-Gardner Electronics Corp.	95,143	59,940
*	West Marine, Inc.	180,202	919,030
#	Weyco Group, Inc.	73,903	2,126,928
*	Williams Controls, Inc.	16,592	113,655
*	Winmark Corp.	54,688	561,372
#	Winnebago Industries, Inc.	6,995	38,682
*	WisdomTree Investments, Inc.	6,700	4,824
* #	Woodbridge Holdings Corp.	14,620	13,012
*	WPT Enterprises, Inc.	73,707	25,060
* #	Xanadoo Co.	566	169,800
*	Xerium Technologies, Inc.	119,928	58,765
*	Zale Corp.	126,520	156,885
*	Zumiez, Inc.	50,987	364,557
Total Consumer Discretionary			313,211,245

8

Consumer Staples — (4.7%)
#	Alico, Inc.	69,000	1,932,000
*	Alliance One International, Inc.	877,124	2,105,098
#	American Italian Pasta Co.	172,324	4,070,293
#	Andersons, Inc.	176,200	2,887,918
	Arden Group, Inc. Class A	10,059	1,156,081
	B&G Foods, Inc.	14,664	68,041
* #	Boston Beer Co., Inc. Class A	115,800	2,922,792
*	Bridgford Foods Corp.	72,953	290,353
*	Cagle’s, Inc. Class A	94,800	189,600
	Calavo Growers, Inc.	115,924	1,414,273
#	Cal-Maine Foods, Inc.	207,719	5,625,031
*	Caribou Coffee Co.	11,442	17,163
	CCA Industries, Inc.	35,563	109,534
*	Central Garden & Pet Co.	54,407	328,618
*	Central Garden & Pet Co. Class A	67,114	402,684
#	Chiquita Brands International, Inc.	1,317,045	18,412,289
	Coca-Cola Bottling Co.	66,440	2,986,478
	Coffee Holding Co., Inc.	4	4
*	Collective Brands, Inc.	2	21
*	Craft Brewers Alliance, Inc.	26,675	33,610
*	Cuisine Solutions, Inc.	1,060	678
*	Darling International, Inc.	644,425	2,957,911
#	Diamond Foods, Inc.	111,745	2,869,612
*	Elizabeth Arden, Inc.	277,862	1,619,935
	Farmer Brothers Co.	49,795	1,013,826
*	Glacier Water Services, Inc.	24,500	918,750
	Golden Enterprises, Inc.	82,246	189,166
* #	Green Mountain Coffee, Inc.	37,167	1,422,009
	Griffin Land & Nurseries, Inc. Class A	29,194	1,002,814
*	IGI Labratories, Inc.	30,339	18,810
	Imperial Sugar Co.	77,459	879,934
	Ingles Market, Inc. Class A	102,885	1,467,140
	Inter Parfums, Inc.	300,470	1,814,839
	J & J Snack Foods Corp.	181,697	6,343,042
*	Katy Industries, Inc.	76,100	87,515
#	Lance, Inc.	302,509	5,696,244
* #	Lifeway Foods, Inc.	157,957	1,168,882
#	Mannatech, Inc.	11,113	29,894
*	Maui Land & Pineapple Co., Inc.	53,812	496,685
* #	Medifast, Inc.	55,055	426,126
	MGP Ingredients, Inc.	25,237	13,931
*	Monterey Pasta Co.	33,157	26,526
#	Nash-Finch Co.	126,284	5,434,001
* #	National Beverage Corp.	400,229	3,485,995
*	Natural Alternatives International, Inc.	70,731	431,459
* #	Natural Health Trends Corp.	18,631	5,589
#	Nature’s Sunshine Products, Inc.	153,100	757,845
#	Nu Skin Enterprises, Inc. Class A	17,979	170,621
	Oil-Dri Corp. of America	58,075	932,104
*	Omega Protein Corp.	145,547	555,990
*	Orchids Paper Products Co.	12,791	124,712
*	Overhill Farms, Inc.	79,876	367,430
*	Pantry, Inc.	76,717	1,275,804
*	Parlux Fragrances, Inc.	229,293	642,020
* #	Peet’s Coffee & Tea, Inc.	135,649	2,756,388
#	Pilgrim’s Pride Corp.	274,797	195,106

9

*	Pizza Inn, Inc.	39,700	47,640
*	Prestige Brands Holdings, Inc.	248,517	1,578,083
	PriceSmart, Inc.	296,600	4,834,580
	Reddy Ice Holdings, Inc.	493	799
#	Reliv’ International, Inc.	102,054	484,756
*	Revlon, Inc.	37,317	220,543
	Rocky Mountain Chocolate Factory, Inc.	72,554	466,522
#	Sanderson Farms, Inc.	197,109	7,131,404
*	Sanfilippo (John B.) & Son, Inc.	75,747	416,608
*	Scheid Vineyards, Inc.	2,900	71,050
*	Schiff Nutrition International, Inc.	127,214	611,899
	Scope Industries	16,650	1,748,250
*	Seneca Foods Corp. Class A	6,303	128,266
*	Seneca Foods Corp. Class B	9,293	221,638
* #	Smart Balance, Inc.	162,056	1,178,147
	Spartan Stores, Inc.	211,866	3,936,470
*	Spectrum Brands, Inc.	3,909	176
*	Star Scientific, Inc.	301,712	995,650
	Tasty Baking Co.	80,500	330,050
	The Stephan Co.	33,500	77,887
*	Tofutti Brands, Inc.	53,404	71,027
* #	TreeHouse Foods, Inc.	67	1,768
	United-Guardian, Inc.	39,320	370,591
* #	USANA Health Services, Inc.	156,272	3,627,073
*	Vermont Pure Holdings, Ltd.	167	115
	Village Super Market, Inc.	66,312	1,826,232
	WD-40 Co.	165,858	4,158,060
	Weis Markets, Inc.	62	1,929
*	Winn-Dixie Stores, Inc.	17	234
*	Zapata Corp.	128,644	829,754
Total Consumer Staples			127,918,415

Energy — (2.0%)
*	Abraxas Petroleum Corp.	486,100	529,849
	Adams Resources & Energy, Inc.	42,650	751,280
*	Allis-Chalmers Energy, Inc.	341,724	1,230,206
	Alon USA Energy, Inc.	25,900	305,620
*	American Oil & Gas, Inc.	3,379	2,771
* #	Aventine Renewable Energy Holdings, Inc.	23,600	10,856
	Barnwell Industries, Inc.	61,217	325,674
*	Basic Energy Services, Inc.	7,842	75,283
* #	Bolt Technology Corp.	75,959	588,682
*	Boots & Coots International Well Control, Inc.	524,116	539,839
*	Brigham Exploration Co.	411,871	1,029,677
* #	Bristow Group, Inc.	7,677	185,707
*	Bronco Drilling Co., Inc.	144,216	761,460
*	Callon Petroleum Co.	129,142	272,490
*	Catalytica Energy Systems, Inc.	8,358	4,012
* #	Cheniere Energy, Inc.	70,680	248,794
	CKX Lands, Inc.	13,098	150,889
*	Clayton Williams Energy, Inc.	111,180	4,424,964
*	Clean Energy Fuels Corp.	11,142	77,103
*	CREDO Petroleum Corp.	9,705	96,662
*	Crusader Energy Group, Inc.	21,347	17,505
*	Dawson Geophysical Co.	68,554	1,092,065

10

	Delek US Holdings, Inc.	11,000	76,450
* #	Edge Petroleum Corp.	215,974	38,875
* #	Endeavour International Corp.	6,329	4,367
*	Energy Partners, Ltd.	1,086	1,260
*	Evolution Petroleum Corp.	11,332	16,998
*	EXCO Resources, Inc.	15	152
* #	FieldPoint Petroleum Corp.	47,914	114,035
* #	FX Energy, Inc.	361,874	1,042,197
* #	Gasco Energy, Inc.	6,138	2,578
*	General Maritime Corp.	16,417	174,349
*	Geokinetics, Inc.	5,000	16,450
*	Geomet, Inc.	37,900	47,375
*	GeoResources, Inc.	483	3,468
	Gulf Island Fabrication, Inc.	136,465	1,718,094
* #	Gulfport Energy Corp.	3,147	12,053
*	Harvest Natural Resources, Inc.	867,197	3,468,788
*	HKN, Inc.	25,395	68,313
#	Houston American Energy Corp.	266,977	627,396
* #	James River Coal Co.	63,653	863,135
	Lufkin Industries, Inc.	69,798	2,439,440
*	Matrix Service Co.	209,253	1,106,948
*	McMoran Exploration Co.	111,123	743,413
*	Meridian Resource Corp.	810,972	251,401
*	Mexco Energy Corp.	1,521	16,001
*	Mitcham Industries, Inc.	54,525	197,380
*	NATCO Group, Inc. Class A	168,512	2,886,611
* #	National Coal Corp.	145,689	183,568
*	Natural Gas Services Group	50,236	429,518
*	New Concept Energy, Inc.	8,973	30,957
*	Newpark Resources, Inc.	880,469	3,706,774
*	Northern Oil & Gas, Inc.	243	768
*	OMNI Energy Services Corp.	52,931	61,400
*	Pacific Ethanol, Inc.	3,198	1,759
#	Panhandle Royalty Co.	47,776	967,464
*	Parallel Petroleum Corp.	200,098	484,237
*	Parker Drilling Co.	4,857	10,297
*	Petroleum Development Corp.	380,875	6,570,094
* #	PetroQuest Energy, Inc.	458,562	2,902,697
*	PHI, Inc. Non-Voting	114,859	1,380,605
*	PHI, Inc. Voting	2,414	38,020
*	Pioneer Drilling Co.	196,493	976,570
*	PowerSecure International, Inc.	10,642	41,823
* #	Pyramid	5,720	25,854
* #	Rentech, Inc.	10,420	7,190
* #	Royale Energy, Inc.	45,629	106,772
*	SulphCo, Inc.	5,241	2,987
*	Superior Well Services, Inc.	85,179	782,795
*	Syntroleum Corp.	445,746	365,512
*	T-3 Energy Services, Inc.	2,255	28,751
* #	Teton Energy Corp.	148,193	140,783
*	TGC Industries, Inc.	70,480	160,694
*	Toreador Resources Corp.	44,750	106,505
* #	Trico Marine Services, Inc.	145,226	903,306
*	Tri-Valley Corp.	12,339	16,658
* #	TXCO Resources, Inc.	2,641	4,252

11

*	Union Drilling, Inc.	141,054	646,027
#	USEC, Inc.	174,836	889,915
*	VAALCO Energy, Inc.	504,645	3,789,884
*	Venoco, Inc.	231	686
*	VeraSun Energy Corp.	29,800	2,026
* #	Verenium Corp.	31,510	38,757
*	Warren Resources, Inc.	3,864	6,955
	Western Refining, Inc.	48,400	564,344
*	Westmoreland Coal Co.	3,754	34,349
Total Energy			55,070,468

Financials — (14.7%)
*	1st Constitution Bancorp	12,181	85,146
*	1st Pacific Bancorp	3,264	6,854
#	1st Source Corp.	204,017	3,631,503
	21st Century Holding Co.	74,434	314,111
	Abigail Adams National Bancorp, Inc.	15,312	29,093
	Abington Bancorp, Inc.	64,562	455,162
	Access National Corp.	39,239	166,766
	Advance America Cash Advance Centers, Inc.	888	1,252
	Advanta Corp. Class A	19,594	11,756
	Advanta Corp. Class B	13,860	10,811
	Affirmative Insurance Holdings, Inc.	41,908	61,186
	Alliance Bancorp, Inc. of Pennsylvania	11,420	90,903
	Alliance Financial Corp.	11,644	216,695
*	Alphatec Holdings, Inc.	183,030	397,175
	Amcore Financial, Inc.	229,205	318,595
	Ameriana Bancorp	20,650	99,946
	American Bancorp of New Jersey, Inc.	78,536	837,194
#	American Equity Investment Life Holding Co.	509,800	3,410,562
*	American Independence Corp.	18,018	75,135
	American National Bankshares, Inc.	11,888	184,383
#	American Physicians Capital, Inc.	94,748	4,028,685
	American Physicians Services Group, Inc.	36,700	770,700
	American River Bankshares	1,980	19,800
*	American Spectrum Realty, Inc.	4,454	92,420
#	American West Bancorporation	138,113	103,585
	Ameris Bancorp	104,375	799,512
*	Amerisafe, Inc.	129,699	2,429,262
	AmeriServe Financial, Inc.	189,054	345,969
	AmTrust Financial Services, Inc.	85,694	703,548
	Anchor Bancorp Wisconsin, Inc.	10,919	22,056
* #	Appalachian Bancshares, Inc.	4,318	7,772
#	Arrow Financial Corp.	106,228	2,500,607
	ASB Financial Corp.	4,400	54,890
	Asset Acceptance Capital Corp.	288,037	1,206,875
	ASTA Funding, Inc.	1,110	1,976
*	Atlantic American Corp.	1,291	1,239
	Atlantic Coast Federal Corp.	450	1,921
	Atlantic Southern Financial Group, Inc.	6,530	40,812
	Auburn National Bancorporation, Inc.	4,386	87,720
* #	B of I Holding, Inc.	5,000	22,500
	Baldwin & Lyons, Inc. Class A	3,034	48,392
	Baldwin & Lyons, Inc. Class B	91,616	1,538,233
#	BancFirst Corp.	120,333	4,286,261

12

*	Bancinsurance Corp.	39,480	155,946
	Bancorp Rhode Island, Inc.	32,349	634,687
	BancTrust Financial Group, Inc.	19,220	170,481
	Bank Mutual Corp.	149,318	1,318,478
	Bank of Commerce Holdings	12,654	49,983
*	Bank of Florida Corp.	83,250	257,242
	Bank of Granite Corp.	3,972	12,472
*	Bank of The Carolinas Corp.	1,700	7,650
#	Bank of the Ozarks, Inc.	158,935	3,606,235
#	BankAtlantic Bancorp, Inc.	31,160	72,291
	BankFinancial Corp.	212,776	2,049,033
#	BankUnited Financial Corp. Class A	725,420	188,609
	Banner Corp.	127,956	403,061
	Bar Harbor Bankshares	24,351	620,463
	BCB Bancorp, Inc.	7,044	66,918
*	BCSB Bancorp, Inc.	7,438	59,318
*	Beach First National Bancshares, Inc.	380	1,034
*	Beacon Federal Bancorp, Inc.	3,438	26,008
	Benjamin Franklin Bancorp, Inc.	15,160	164,031
	Berkshire Bancorp, Inc.	3,505	16,789
	Berkshire Hills Bancorp, Inc.	83,135	1,955,335
*	Beverly Hills Bancorp, Inc.	193,155	23,565
	Beverly National Corp.	2,170	30,651
*	BFC Financial Corp.	59,159	13,015
	BGC Partners, Inc. Class A	268,397	646,837
*	BNCCORP, Inc.	12,585	88,095
*	BNS Holding, Inc.	26,480	135,710
	Boston Private Financial Holdings, Inc.	68,703	323,591
*	Bridge Bancorp, Inc.	50	942
*	Bridge Capital Holdings	206	1,061
*	Broadpoint Securities Group, Inc.	13,692	30,807
#	Brookline Bancorp, Inc.	459,669	4,444,999
#	Brooklyn Federal Bancorp, Inc.	25,359	315,212
	Brunswick Bancorp	120	1,059
#	Bryn Mawr Bank Corp.	61,297	1,138,898
	C&F Financial Corp.	4,148	62,220
	Cadence Financial Corp.	20,689	89,583
	California First National Bancorp	80,550	658,899
	Camco Financial Corp.	26,162	49,446
	Camden National Corp.	77,363	1,802,558
	Capital Bank Corp.	12,543	53,308
	Capital City Bank Group, Inc.	150,073	2,404,169
	Capital Corp. of the West	897	691
	Capital Properties, Inc.	5,522	39,758
* ●	Capital Properties, Inc. Class B	5,522	—
	Capital Southwest Corp.	5,118	469,116
#	Capitol Bancorp, Ltd.	39,290	236,133
	Cardinal Financial Corp.	227,994	1,265,367
*	Carolina Bank Holdings, Inc.	1,090	6,802
	Carrollton Bancorp	1,700	10,574
	Carver Bancorp, Inc.	1,706	8,291
	Cascade Financial Corp.	33,664	104,695
#	Center Bancorp, Inc.	130,104	951,060
	Center Financial Corp.	34,656	166,349
	Centerstate Banks of Florida, Inc.	20,946	285,703

13

	Central Bancorp, Inc.	10,000	49,000
#	Central Pacific Financial Corp.	813,728	5,476,389
	Central Virginia Bankshares, Inc.	5,733	28,493
	Centrue Financial Corp.	15,686	82,351
	Century Bancorp, Inc. Class A	14,923	251,453
	CFS Bancorp, Inc.	101,673	237,915
	Charter Financial Corp.	750	6,232
	Chemical Financial Corp.	235,414	5,367,439
*	Chicopee Bancorp, Inc.	10,176	113,055
	Citizens Community Bancorp, Inc.	3,300	22,704
	Citizens First Bancorp, Inc.	79,838	99,797
	Citizens First Corp.	1,300	5,606
	Citizens Holding Co.	2,767	56,710
	Citizens Republic Bancorp, Inc.	989,661	1,138,110
	Citizens South Banking Corp.	58,237	239,936
* #	Citizens, Inc.	388,983	3,170,211
#	City Holding Co.	163,721	4,209,267
#	Clifton Savings Bancorp, Inc.	27,584	287,977
*	CNA Surety Corp.	247,742	4,100,130
	CNB Financial Corp.	32,531	364,022
#	CoBiz Financial, Inc.	108,741	516,520
	Codorus Valley Bancorp, Inc.	9,033	67,747
	Cohen & Steers, Inc.	10,000	108,000
*	Colonial Bankshares, Inc.	5,265	39,487
#	Colony Bankcorp, Inc.	37,493	304,631
	Columbia Banking System, Inc.	135,722	1,207,926
	Comm Bancorp, Inc.	4,445	182,245
*	Command Security Corp.	600	2,184
	Commercial National Financial Corp.	3,800	59,812
	Commonwealth Bankshares, Inc.	20,178	123,086
* #	Community Bancorp	41,480	111,996
	Community Bank System, Inc.	220,197	3,952,536
	Community Capital Corp.	3,442	21,134
	Community Central Bank Corp.	1,567	3,063
	Community Trust Bancorp, Inc.	150,480	4,208,926
	Community West Bancshares	12,713	47,674
	Compass Diversified Holdings	115,147	1,244,739
* #	CompuCredit Corp.	48,397	154,870
*	Conseco, Inc.	2	5
	Consolidated-Tokoma Land Co.	57,378	1,666,831
*	Consumer Portfolio Services, Inc.	3,677	1,949
	Cooperative Bankshares, Inc.	24,250	28,494
*	Core-Mark Holding Co., Inc.	41,875	767,987
#	Corus Bankshares, Inc.	181,767	201,761
*	Cowen Group, Inc.	99,876	574,287
*	Cowlitz Bancorporation	9,403	55,008
	Crawford & Co. Class A	131,307	762,894
#	Crawford & Co. Class B	139,412	1,250,526
*	Crescent Financial Corp.	11,905	41,787
	CVB Financial Corp.	38	342
*	Dearborn Bancorp, Inc.	21,086	41,434
	Dime Community Bancshares	346,112	3,478,426
* #	Dollar Financial Corp.	166,929	1,310,393
	Donegal Group, Inc. Class A	180,377	2,528,886
	Donegal Group, Inc. Class B	34,892	525,648

14

*	Doral Financial Corp.	200	1,022
* #	E*TRADE Financial Corp.	595,121	678,438
	Eastern Insurance Holdings, Inc.	11,170	116,726
	Eastern Virginia Bankshares, Inc.	6,435	63,739
	ECB Bancorp, Inc.	3,122	51,435
*	eHealth, Inc.	22,202	306,832
#	EMC Insurance Group, Inc.	133,763	2,597,677
	Employers Holdings, Inc.	3	41
*	Encore Bancshares, Inc.	15,000	67,650
*	Encore Capital Group, Inc.	207,755	1,092,791
	Enterprise Bancorp, Inc.	7,993	77,932
	Enterprise Financial Services Corp.	23,477	246,508
	Epoch Holding Corp.	75,975	465,727
	ESB Financial Corp.	97,688	1,074,568
	ESSA Bancorp, Inc.	43,796	584,239
	Evans Bancorp, Inc.	10,341	133,089
	Evercore Partners, Inc. Class A	26,180	294,001
*	ExlService Holdings, Inc.	142,589	1,133,583
*	EZCORP, Inc. Class A	275,700	3,741,249
#	F.N.B. Corp.	65	514
#	Farmers Capital Bank Corp.	14,000	258,720
	FBL Financial Group, Inc. Class A	293,211	3,023,005
	Federal Agriculture Mortgage Corp. Class A	4,100	11,275
#	Federal Agriculture Mortgage Corp. Class C	86,200	286,184
	Fidelity Bancorp, Inc.	5,416	39,591
	Fidelity Southern Corp.	83,326	249,146
#	Financial Federal Corp.	261,451	5,678,716
	Financial Institutions, Inc.	61,498	514,123
*	First Acceptance Corp.	9,247	25,984
	First Advantage Bancorp	6,253	63,468
#	First Bancorp	143,984	2,071,930
	First Bancorp of Indiana, Inc.	1,400	11,375
	First Bancorp, Inc.	24,473	389,855
	First Bancshares, Inc. (318687100)	4,398	57,130
	First Bancshares, Inc. (318916103)	3,956	34,338
*	First Bank of Delaware	50,014	62,517
#	First Busey Corp.	321,933	2,816,914
	First Business Financial Services, Inc.	5,150	64,890
*	First California Financial Group, Inc.	5,395	30,320
* #	First Cash Financial Services, Inc.	295,856	4,976,298
	First Commonwealth Financial Corp.	180	1,726
#	First Community Bancshares, Inc.	109,410	1,882,946
	First Defiance Financial Corp.	68,992	473,975
#	First Federal Bancshares of Arkansas, Inc.	52,380	379,755
	First Federal Bankshares, Inc.	1,350	1,984
	First Federal of Northern Michigan Bancorp, Inc.	13,700	16,440
	First Financial Bancorp	375,426	3,048,459
#	First Financial Bankshares, Inc.	60	2,663
	First Financial Corp.	122,845	4,072,312
	First Financial Holdings, Inc.	118,402	1,792,606
	First Financial Northwest, Inc.	7,900	68,414
	First Financial Service Corp.	17,764	176,929
	First Franklin Corp.	2,153	7,794
*	First Investors Financial Services Group, Inc.	43,200	114,480
*	First Keystone Financial, Inc.	16,800	110,040

15

	First M&F Corp.	18,289	113,392
*	First Mariner Bancorp, Inc.	23,940	21,307
	First Merchants Corp.	170,070	2,666,698
*	First Mercury Financial Corp.	29,348	324,295
*	First National Bancshares, Inc.	24	53
	First Niagara Financial Group, Inc.	12	157
	First PacTrust Bancorp, Inc.	2,516	20,128
	First Place Financial Corp.	158,911	456,075
* #	First Regional Bancorp	2,345	7,504
	First Security Group, Inc.	19,411	84,826
#	First South Bancorp, Inc.	59,653	489,751
	First State Bancorporation	179,336	175,749
	First State Financial Corp.	175	233
	First United Corp.	30,010	364,621
	First West Virginia Bancorp, Inc.	1,040	8,788
	Firstbank Corp.	35,127	228,326
*	FirstCity Financial Corp.	99,495	296,495
* #	FirstFed Financial Corp.	133,962	113,868
#	Flagstar Bancorp, Inc.	298,800	179,280
	Flushing Financial Corp.	201,469	1,595,634
	FNB United Corp.	19,043	55,796
* #	Forestar Group, Inc.	29,231	325,926
*	Fox Chase Bancorp, Inc.	27,948	276,126
*	FPIC Insurance Group, Inc.	81,499	3,172,756
*	Franklin Credit Management Corp.	17,900	8,144
#	Frontier Financial Corp.	30,716	54,367
	German American Bancorp, Inc.	35,365	392,551
*	Golfsmith International Holdings, Inc.	1,000	820
	Gouverneur Bancorp, Inc.	4,366	20,520
#	Great Southern Bancorp, Inc.	79,851	846,421
*	Greater Atlantic Financial Corp.	200	12
#	Greene Bancshares, Inc.	99,241	981,493
	Grubb & Ellis Co.	2,288	1,441
	GS Financial Corp.	9,668	117,370
*	Guaranty Bancorp	222,959	338,898
	Guaranty Federal Bancshares, Inc.	17,171	96,158
#	Habersham Bancorp	740	2,620
*	Hallmark Financial Services, Inc.	46,666	361,195
	Hampden Bancorp, Inc.	1,026	8,885
* #	Hampton Roads Bankshares, Inc.	69,389	593,970
	Hanmi Financial Corp.	753	1,438
	Harleysville National Corp.	331,743	3,088,527
	Harleysville Savings Financial Corp.	4,962	60,735
	Harrington West Financial Group, Inc.	9,629	19,258
*	Harris & Harris Group, Inc.	96,972	340,372
	Hawthorn Bancshares, Inc.	3,759	56,423
#	Heartland Financial USA, Inc.	134,677	1,854,502
	Hercules Technology Growth Capital, Inc.	1,964	12,825
	Heritage Commerce Corp.	46,307	333,873
	Heritage Financial Corp.	77,385	946,419
	Heritage Financial Group	3,053	26,500
	HF Financial Corp.	33,592	396,386
*	HFF, Inc.	49,900	109,780
*	Hilltop Holdings, Inc.	62,170	621,700
	Hingham Institution for Savings	10,001	253,025

16

	HMN Financial, Inc.	37,346	112,411
#	Home Bancshares, Inc.	73,317	1,509,597
	Home Federal Bancorp, Inc.	36,473	327,892
	HopFed Bancorp, Inc.	4,655	45,153
	Horace Mann Educators Corp.	23,400	218,790
	Horizon Bancorp	6,657	83,212
#	Horizon Financial Corp.	117,723	288,421
	IBERIABANK Corp.	108,162	4,584,987
	Imperial Capital Bancorp, Inc.	51,800	47,656
	Independence Holding Co.	46,358	139,074
#	Independent Bank Corp.	140,701	2,608,597
#	Independent Bank Corp.	214,800	341,532
	Indiana Community Bancorp	42,311	503,924
	Infinity Property & Casualty Corp.	144,873	5,563,123
	Integra Bank Corp.	161,455	259,943
*	International Assets Holding Corp.	7,738	52,231
	Intervest Bancshares Corp.	572	2,145
	Investors Title Co.	21,702	729,079
#	Irwin Financial Corp.	280,400	670,156
*	Jacksonville Bancorp, Inc.	3,893	36,010
	Jefferson Bancshares, Inc.	5,911	45,633
*	JMP Group, Inc.	1,116	5,647
*	KBW, Inc.	1,154	21,672
	Kearny Financial Corp.	1	11
*	Kennedy-Wilson, Inc.	76,600	2,527,800
*	Kent Financial Services, Inc.	49,712	78,048
	Kentucky First Federal Bancorp	31,117	311,170
	K-Fed Bancorp	16,030	128,240
*	LaBranche & Co., Inc.	166,500	1,142,190
#	Lakeland Bancorp, Inc.	94,434	737,530
	Lakeland Financial Corp.	85,808	1,767,645
#	LandAmerica Financial Group, Inc.	471,238	26,625
	Landmark Bancorp, Inc.	10,281	181,100
	Legacy Bancorp, Inc.	34,967	350,020
#	Life Partners Holdings, Inc.	69,663	2,647,194
*	Liquidity Services, Inc.	102,974	734,205
	LNB Bancorp, Inc.	16,004	91,223
*	LoopNet, Inc.	85,110	553,215
	LSB Corp.	25,632	200,955
	LSB Financial Corp.	2,723	29,681
	Macatawa Bank Corp.	1,285	3,482
	MainSource Financial Group, Inc.	131,699	1,286,699
*	Market Leader, Inc.	18,149	32,033
*	MarketAxess Holdings, Inc.	18,857	145,576
*	Marlin Business Services, Inc.	1,262	5,010
	Mayflower Bancorp, Inc.	2,950	16,963
*	Mays (J.W.), Inc.	2,700	16,092
	MBT Financial Corp.	1,363	3,585
	MCG Capital Corp.	208,051	141,475
	Meadowbrook Insurance Group, Inc.	444,386	2,697,423
	Medallion Financial Corp.	161,000	1,088,360
#	Mercantile Bancorp, Inc.	12,892	128,920
	Mercantile Bank Corp.	1,186	5,598
	Mercer Insurance Group, Inc.	59,656	811,918
	Merchants Bancshares, Inc.	61,299	1,198,395

17

*	Meridian Interstate Bancorp, Inc.	9,700	84,875
	Meta Financial Group, Inc.	22,923	212,267
	MetroCorp Bancshares, Inc.	64,082	303,749
	MicroFinancial, Inc.	69,540	170,373
	Mid Penn Bancorp, Inc.	5,484	102,825
	MidSouth Bancorp, Inc.	20,157	194,515
#	Midwest Banc Holdings, Inc.	216,843	253,706
	MidWestOne Financial Group, Inc.	2,154	18,309
	Monroe Bancorp	10,897	96,003
*	Move, Inc.	1,396,321	2,359,782
	MSB Financial Corp.	2,496	24,211
	MutualFirst Financial, Inc.	37,037	254,815
#	Nara Bancorp, Inc.	76,370	451,347
#	National Financial Partners Corp.	363	933
	National Interstate Corp.	29,626	470,461
	National Security Group, Inc.	12,602	88,214
	National Western Life Insurance Co. Class A	6,029	748,380
	Naugatuck Valley Financial Corp.	5,841	31,833
*	Navigators Group, Inc.	64,037	3,287,660
	NBT Bancorp, Inc.	199,638	4,559,732
	Nelnet, Inc. Class A	59,903	827,859
*	New Century Bancorp, Inc.	8,559	41,939
	New England Bancshares, Inc.	2,680	17,420
	New Hampshire Thrift Bancshares, Inc.	20,318	162,544
	New Westfield Financial, Inc.	81,496	784,806
	NewBridge Bancorp	12,319	27,102
*	Newport Bancorp, Inc.	6,787	78,118
*	NewStar Financial, Inc.	14,591	43,189
*	Newtek Business Services, Inc.	243,027	61,972
* #	NexCen Brands, Inc.	493,934	29,636
*	Nexity Financial Corp.	680	473
	North Central Bancshares, Inc.	17,500	183,575
	North Valley Bancorp	80	298
	Northeast Bancorp	13,100	107,224
	Northeast Community Bancorp, Inc.	5,798	45,514
	Northfield Bancorp, Inc.	15,563	154,696
	Northrim Bancorp, Inc.	40,414	406,565
	Northway Financial, Inc.	982	10,316
#	Norwood Financial Corp.	4,033	114,658
	NYMAGIC, Inc.	72,223	1,232,124
	Ocean Shore Holding Co.	18,682	127,038
	OceanFirst Financial Corp.	112,791	1,445,981
* #	Ocwen Financial Corp.	411,461	3,662,003
	Ohio Valley Banc Corp.	9,603	181,017
#	Old Second Bancorp, Inc.	99,705	891,363
* #	Optimumbank Holdings, Inc.	2,586	12,322
*	Oritani Financial Corp.	50,690	755,788
	Osage Bancshares, Inc.	7,103	51,994
	PAB Bankshares, Inc.	1,033	3,874
	Pacific Capital Bancorp	74,625	791,771
	Pacific Continental Corp.	81,461	1,028,038
	Pacific Mercantile Bancorp	1,147	4,817
*	Pacific Premier Bancorp, Inc.	30,012	108,043
*	Pacific State Bancorp	1,069	2,811
#	PacWest Bancorp	878,023	14,847,369

18

	Pamrapo Bancorp, Inc.	43,227	300,860
	Park Bancorp, Inc.	3,302	14,166
	Park National Corp.	16	868
	Parkvale Financial Corp.	50,795	623,255
	Patriot Capital Funding, Inc.	466	1,305
	Patriot National Bancorp	10,544	73,597
#	Peapack-Gladstone Financial Corp.	69,897	1,537,734
*	Penn Treaty American Corp.	198,867	28,836
	Penns Woods Bancorp, Inc.	23,941	573,985
*	Pennsylvania Commerce Bancorp, Inc.	61,137	1,253,309
*	Penson Worldwide, Inc.	24,539	146,743
	Peoples Bancorp of North Carolina	14,205	113,640
	Peoples Bancorp, Inc. (709788202)	3,331	31,811
	Peoples Bancorp, Inc. (709789101)	96,416	970,909
*	Peoples Community Bancorp	900	180
#	PFF Bancorp, Inc.	944	22
* #	PHH Corp.	68,100	752,505
*	PICO Holdings, Inc.	170,271	4,328,289
	Pinnacle Bancshares, Inc.	2,000	16,000
*	Pinnacle Financial Partners, Inc.	139,835	3,304,301
*	Piper Jaffray Companies, Inc.	25,300	726,363
*	PMA Capital Corp. Class A	303,756	1,673,696
	PMI Group, Inc.	150,100	208,639
	Porter Bancorp, Inc.	16,285	199,491
* #	Portfolio Recovery Associates, Inc.	154,630	3,647,722
	Preferred Bank	11,635	64,807
	Premier Financial Bancorp, Inc.	18,900	115,290
	Presidential Life Corp.	264,449	2,557,222
	Princeton National Bancorp, Inc.	16,030	288,540
	PrivateBancorp, Inc.	31,000	451,980
	Providence Community Bancshares, Inc.	24	156
	Provident Bankshares Corp.	87,300	560,466
#	Provident Financial Holdings, Inc.	220,857	993,857
	Provident Financial Services, Inc.	92	1,006
	Provident New York Bancorp	402,856	3,827,132
	Prudential Bancorp, Inc. of Pennsylvania	16,792	175,980
	PSB Holdings, Inc.	813	3,252
	Pulaski Financial Corp.	62,836	449,277
	QC Holdings, Inc.	121,144	514,862
	Radian Group, Inc.	111,000	357,420
	Rainier Pacific Financial Group, Inc.	51,047	84,228
#	Renasant Corp.	144,153	1,745,693
#	Republic Bancorp, Inc. Class A	182,285	3,281,130
*	Republic First Bancorp, Inc.	71,317	536,304
	Resource America, Inc.	172,680	704,534
*	Rewards Network, Inc.	261,950	691,548
	Riverview Bancorp, Inc.	96,249	332,059
	Rockville Financial, Inc.	48,975	559,295
	Roma Financial Corp.	28,792	327,653
	Rome Bancorp, Inc.	53,296	414,110
	Royal Bancshares of Pennsylvania, Inc. Class A	25,954	98,625
	Rurban Financial Corp.	2,810	21,918
#	S&T Bancorp, Inc.	2	51
#	S.Y. Bancorp, Inc.	131,985	3,006,618
	Safety Insurance Group, Inc.	68,016	2,381,920

19

	Salisbury Bancorp, Inc.	4,533	107,659
	Sanders Morris Harris Group, Inc.	95,715	398,174
#	Sandy Spring Bancorp, Inc.	40,503	571,902
#	SCBT Financial Corp.	77,631	2,085,169
*	Seabright Insurance Holdings	165,630	1,717,583
	Seacoast Banking Corp. of Florida	73,747	338,499
#	Security Bank Corp.	82,743	66,194
*	Security National Financial Corp. Class A	5,085	11,289
#	Shore Bancshares, Inc.	19,758	340,233
	SI Financial Group, Inc.	600	3,750
	Siebert Financial Corp.	12,841	19,647
#	Sierra Bancorp	89,538	1,096,841
* #	Signature Bank	19	488
	Simmons First National Corp. Class A	138,653	3,416,410
#	Smithtown Bancorp, Inc.	90,817	1,251,458
#	South Financial Group, Inc.	830,176	1,560,731
	South Street Financial Corp.	2,945	9,277
*	Southcoast Financial Corp.	243	741
	Southern Community Financial Corp.	45,616	164,674
*	Southern Connecticut Bancorp, Inc.	7,638	51,938
*	Southern First Bancshares, Inc.	22,627	136,893
	Southern Missouri Bancorp, Inc.	2,876	28,760
*	SouthFirst Bancshares, Inc.	100	465
	Southside Bancshares, Inc.	87,842	1,670,755
	Southwest Bancorp, Inc.	139,840	1,465,523
	Southwest Georgia Financial Corp.	11,315	104,098
#	State Bancorp, Inc.	107,076	642,456
	StellarOne Corp.	60,094	783,626
	Sterling Bancorp	274,969	3,030,158
	Sterling Bancshares, Inc.	632,637	3,517,462
	Sterling Financial Corp.	44,768	82,821
	Stewart Information Services Corp.	56,300	835,492
*	Stratus Properties, Inc.	76,178	640,657
#	Suffolk Bancorp	96,990	2,959,165
*	Sun American Bancorp	7,880	2,364
*	Sun Bancorp, Inc.	216,484	1,225,299
* #	Superior Bancorp	626	1,715
*	Susser Holdings Corp.	10,595	138,477
	Sussex Bancorp	5,495	26,101
	SWS Group, Inc.	268,623	3,935,327
	Taylor Capital Group, Inc.	71,940	459,697
	Team Financial, Inc.	3,892	1,109
	Teche Holding Co.	8,415	239,828
*	Tejon Ranch Co.	164,529	3,594,959
	Temecula Valley Bancorp, Inc.	599	689
*	Tennessee Commerce Bancorp, Inc.	1,350	13,838
*	Texas Capital Bancshares, Inc.	171,944	1,941,248
	TF Financial Corp.	19,351	347,350
*	The Bancorp, Inc.	1,995	6,165
*	The Intergroup Corp.	6,500	77,675
	The Phoenix Companies, Inc.	2,116,000	3,703,000
	The Savannah Bancorp, Inc.	13,017	118,325
	The Wilber Corp.	21,566	160,020
* #	thinkorswim Group, Inc.	299,712	2,253,834
	Thomas Properties Group, Inc.	52,676	105,352

20

*	Thomas Weisel Partners Group, Inc.	45,890	141,800
	TIB Financial Corp.	4,914	19,558
*	Tidelands Bancshares, Inc.	10,102	29,296
	TierOne Corp.	163,324	262,952
	Timberland Bancorp, Inc.	70,526	413,988
#	Tompkins Financial Corp.	82,112	4,117,917
	Tower Financial Corp.	5,450	28,885
#	Tower Group, Inc.	194,624	4,879,224
	TowneBank	38,463	801,569
* #	Tradestation Group, Inc.	330,946	1,823,512
* #	Trenwick Group, Ltd.	12,662	152
* #	Triad Guaranty, Inc.	85,095	38,293
#	TriCo Bancshares	150,603	3,033,144
#	TrustCo Bank Corp.	491,342	3,291,991
#	UCBH Holdings, Inc.	189,146	440,710
	Umpqua Holdings Corp.	9,778	95,824
*	Unico American Corp.	114,100	866,019
	Union Bankshares Corp.	120,442	1,882,508
	Union Bankshares, Inc.	10,526	189,100
*	United America Indemnity, Ltd.	54,564	577,287
	United Bancshares, Inc.	5,492	52,366
*	United Capital Corp.	85,810	1,664,714
#	United Community Banks, Inc.	56,710	292,057
	United Community Financial Corp.	271,344	138,385
#	United Financial Bancorp, Inc.	55,280	757,889
	United Fire & Casualty Co.	28,306	567,535
*	United PanAm Financial Corp.	150,147	160,657
#	United Security Bancshares	90,231	741,699
	United Western Bancorp, Inc.	35,127	285,583
	Unity Bancorp, Inc.	31,871	112,505
*	Universal American Corp.	511	5,044
	Universal Insurance Holdings, Inc.	142,386	515,437
	Univest Corp. of Pennsylvania	99,127	2,270,008
#	ViewPoint Financial Group	62,536	892,389
*	Virginia Commerce Bancorp, Inc.	7,465	31,129
*	Virtus Investment Partners, Inc.	133,405	808,434
	VIST Financial Corp.	9,127	69,091
*	VSB Bancorp, Inc.	1,100	10,252
*	Waccamaw Bankshares, Inc.	9,250	38,018
	Wainwright Bank & Trust Co.	12,787	98,204
	Washington Banking Co.	24,681	213,244
#	Washington Trust Bancorp, Inc.	132,221	2,163,136
*	Waterstone Financial, Inc.	26,636	65,791
	Wayne Savings Bancshares, Inc.	1,789	12,523
#	Webster Financial Corp.	63,268	264,460
	Wesbanco, Inc.	244,944	5,060,543
#	West Bancorporation	79,837	646,680
#	West Coast Bancorp	105,149	312,293
* #	Western Alliance Bancorp	17,334	131,912
	Westwood Holdings Group, Inc.	68,070	1,889,623
*	White River Capital, Inc.	3,332	20,325
#	Wilshire Bancorp, Inc.	264,376	1,813,619
*	Wilshire Enterprises, Inc.	130,375	125,812
#	Wintrust Financial Corp.	96,528	1,290,579
* #	World Acceptance Corp.	163,901	3,138,704

21

#	WSB Holdings, Inc.	44,668	118,370
#	WSFS Financial Corp.	12,200	314,760
	WVS Financial Corp.	3,395	54,914
#	Yadkin Valley Financial Corp.	26,186	240,649
*	ZipRealty, Inc.	117,880	340,673
Total Financials			399,028,464

Health Care — (12.7%)
*	A.D.A.M., Inc.	14,865	47,940
* #	Abaxis, Inc.	185,386	2,932,807
*	ABIOMED, Inc.	269,889	3,640,803
*	Acadia Pharmaceuticals, Inc.	2,778	2,806
*	Accelr8 Technology Corp.	32,134	70,373
*	Accelrys, Inc.	271,677	1,026,939
* #	Access Pharmaceuticals, Inc.	15,200	13,680
* #	Accuray, Inc.	47,408	292,981
*	Achillion Pharmaceuticals, Inc.	1,193	1,360
* #	Acorda Therapeutics, Inc.	31,787	779,735
*	Adolor Corp.	294,513	589,026
*	Advanced Life Sciences Holdings, Inc.	35,367	10,964
*	AdvanSource Biomaterials Corp.	158,764	50,804
* #	ADVENTRX Pharmaceuticals, Inc.	230,739	23,074
*	Affymax, Inc.	26,219	340,847
*	Air Methods Corp.	117,580	2,292,810
*	Akorn, Inc.	788,259	1,757,818
*	Albany Molecular Research, Inc.	318,453	2,729,142
*	Alexza Pharmaceuticals, Inc.	107,479	310,614
* #	Align Technology, Inc.	996	7,848
*	Alliance Imaging, Inc.	473,700	4,196,982
*	Allied Healthcare International, Inc.	352,871	349,342
*	Allied Healthcare Products, Inc.	13,948	59,837
*	Allion Healthcare, Inc.	75,516	345,108
*	Allos Therapeutics, Inc.	651,602	5,102,044
	Allscripts-Misys Healthcare Solutions, Inc.	43	362
* #	Almost Family, Inc.	29,219	901,114
*	Alteon, Inc.	36	24
*	Altus Pharmaceuticals, Inc.	170	41
* #	AMAG Pharmaceuticals, Inc.	119,140	4,199,685
*	America Services Group, Inc.	60,531	690,053
*	American Caresource Holding, Inc.	6,054	42,075
*	American Claims Evaluation, Inc.	2,200	730
*	American Dental Partners, Inc.	86,847	582,743
*	American Shared Hospital Services	35,563	56,901
*	AMICAS, Inc.	326,087	523,370
*	AMN Healthcare Services, Inc.	266,939	1,815,185
* #	Amsurg Corp.	297,081	5,819,817
*	Anadys Pharmaceuticals, Inc.	11,376	59,269
#	Analogic Corp.	128,346	3,208,650
*	Angeion Corp.	1,294	3,998
*	AngioDynamics, Inc.	170,383	2,317,209
*	Anika Therapeutics, Inc.	64,924	264,890
* #	Arca Biopharma, Inc.	351	1,791
*	Ardea Biosciences, Inc.	52,048	647,998
* #	Arena Pharmaceuticals, Inc.	199,947	827,781
*	Ariad Pharmaceuticals, Inc.	5,118	8,547

22

*	Arqule, Inc.	76,231	301,112
* #	Array BioPharma, Inc.	475,140	1,900,560
*	Arrhythmia Research Technology, Inc.	26,575	61,123
*	Aspect Medical Systems, Inc.	173,589	659,638
*	Assisted Living Concepts, Inc.	193,860	769,624
*	AtriCure, Inc.	32,397	43,736
	Atrion Corp.	19,601	1,603,362
*	ATS Medical, Inc.	233,084	589,703
*	AVANIR Pharmaceuticals Class A	277,567	149,886
* #	AVI BioPharma, Inc.	3,910	3,402
*	Avigen, Inc.	262,088	256,846
*	Bioanalytical Systems, Inc.	30,808	46,982
*	BioCryst Pharmaceuticals, Inc.	383,240	728,156
*	Bio-Imaging Technologies, Inc.	145,077	488,909
* #	BioLase Technology, Inc.	1,870	1,346
* #	BioMimetic Therapeutics, Inc.	50,068	404,049
* #	Bio-Reference Laboratories, Inc.	134,668	3,285,899
*	BioSante Pharmaceuticals, Inc.	112,608	180,173
*	BioScrip, Inc.	356,462	602,421
* #	BioSphere Medical, Inc.	183,566	523,163
*	Bovie Medical Corp.	158,799	1,071,893
*	Bruker BioSciences Corp.	11	44
*	BSD Medical Corp.	208,291	689,443
*	Cadence Pharmaceuticals, Inc.	235,629	1,696,529
*	Caliper Life Sciences, Inc.	463,931	598,471
	Cambrex Corp.	279,880	915,208
*	Candela Corp.	219,988	118,794
*	Cantel Medical Corp.	116,343	1,743,982
*	Capital Senior Living Corp.	189,391	498,098
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	1,204,105
*	Cardiac Science Corp.	187,226	1,005,404
*	Cardica, Inc.	60,128	191,808
*	CardioDynamics International Corp.	34,800	22,272
* #	Cardium Therapeutics, Inc.	18	17
*	CAS Medical Systems, Inc.	997	1,844
*	Catalyst Pharmaceutical Partners, Inc.	25,086	67,732
*	Cell Therapeutics, Inc.	6,739	569
*	Celldex Therapeutics, Inc.	2,766	20,551
* #	Cepheid, Inc.	61,586	458,200
*	Cerus Corp.	51,125	48,058
*	Clarient, Inc.	44,200	53,040
* #	Cleveland Biolabs, Inc.	2,513	6,886
* #	Clinical Data, Inc.	177,838	1,383,580
*	Columbia Laboratories, Inc.	27,734	33,281
* #	CombiMatrix Corp.	21,497	168,322
#	Computer Programs & Systems, Inc.	100,981	2,537,653
* #	Conceptus, Inc.	280,124	4,022,581
*	CONMED Corp.	266,279	4,167,266
*	Continucare Corp.	10,250	20,500
* #	Corcept Therapeutics, Inc.	199,501	159,601
*	Cornerstone Therapeutics, Inc.	8,755	34,582
* #	Corvel Corp.	135,749	2,394,612
*	CPEX Pharmaceuticals, Inc.	20,495	142,440
*	Cross Country Healthcare, Inc.	304,069	2,277,477
* #	CryoLife, Inc.	247,429	2,038,815

23

*	CuraGen Corp.	254,100	147,378
*	Curis, Inc.	3,274	3,045
*	Cutera, Inc.	18,998	127,477
* #	CV Therapeutics, Inc.	488,838	7,650,315
* #	Cyberonics, Inc.	243,068	3,740,817
*	Cyclacel Pharmaceuticals, Inc.	1,595	494
*	Cynosure, Inc. Class A	573	4,481
* #	Cypress Bioscience, Inc.	153,054	1,300,959
*	Cytokinetics, Inc.	159,844	338,869
* #	Cytori Therapeutics, Inc.	144,413	710,512
	Datascope Corp.	151,010	8,008,815
	Daxor Corp.	43,502	696,032
*	Del Global Technologies Corp.	157,042	117,782
* #	Dendreon Corp.	544,471	1,834,867
*	DepoMed, Inc.	176,462	381,158
* #	Dexcom, Inc.	61,383	198,267
*	Dialysis Corp. of America	36,951	243,507
*	Digirad Corp.	75,285	65,498
*	Discovery Laboratories, Inc.	293,850	332,051
* #	Durect Corp.	617,647	1,747,941
*	DUSA Pharmaceuticals, Inc.	21,621	24,432
* #	Dyax Corp.	363,143	1,220,160
*	Dynacq Healthcare, Inc.	545	2,044
*	Dynavax Technologies Corp.	2,993	1,886
* #	Emageon, Inc.	122,926	298,710
* #	Emergent Biosolutions, Inc.	86,704	1,901,419
* #	Emeritus Corp.	147,225	1,217,551
*	Emisphere Technologies, Inc.	2,065	1,177
*	Encision, Inc.	3,700	3,737
* #	Endocare, Inc.	23,766	14,260
*	Endologix, Inc.	5,319	8,457
*	Ensign Group, Inc.	1,233	20,295
*	ENTREMED, Inc.	90,283	14,987
*	Enzo Biochem, Inc.	2,741	13,403
* #	Enzon Pharmaceuticals, Inc.	145,365	946,326
*	EPIX Pharmaceuticals, Inc.	213,733	151,750
*	eResearch Technology, Inc.	514,980	2,981,734
*	etrials Worldwide, Inc.	92,049	68,116
* #	Evotec AG Sponsored ADR	140,285	252,513
*	Exact Sciences Corp.	177,840	264,982
* #	Exactech, Inc.	100,152	1,275,936
* #	Exelixis, Inc.	274,120	1,351,412
*	Five Star Quality Care, Inc.	2,565	4,899
* #	Genomic Health, Inc.	192,364	4,116,590
* #	Gentiva Health Services, Inc.	223,636	5,653,518
*	GenVec, Inc.	5,688	2,167
* #	Geron Corp.	130,012	1,019,294
* #	Greatbatch, Inc.	219,343	5,110,692
* #	GTC Biotherapeutics, Inc.	90,129	73,906
* #	GTx, Inc.	169,636	1,872,781
* #	Halozyme Therapeutics, Inc.	329,900	1,903,523
*	Hanger Orthopedic Group, Inc.	308,521	4,211,312
* #	Hansen Medical, Inc.	18,496	83,602
*	Harvard Bioscience, Inc.	307,900	791,303
*	Health Grades, Inc.	207,771	486,184

24

*	HealthStream, Inc.	208,497	412,824
*	HealthTronics, Inc.	325,205	598,377
*	Hi-Tech Pharmacal Co., Inc.	109,775	588,394
* #	HMS Holdings Corp.	207,322	6,416,616
*	Home Diagnostics, Inc.	18,814	131,322
	Hooper Holmes, Inc.	672,769	154,737
*	Human Genome Sciences, Inc.	454	822
* #	Hythiam, Inc.	973	523
*	iBioPharma, Inc.	116,875	25,713
*	Icagen, Inc.	159	87
* #	ICU Medical, Inc.	136,104	4,152,533
* #	Idenix Pharmaceuticals, Inc.	171,201	994,678
* #	Idera Pharmaceuticals, Inc.	154,651	1,082,557
*	IDM Pharma, Inc.	64,367	109,424
*	I-Flow Corp.	28,226	116,009
*	Immtech International, Inc.	1,055	211
* #	ImmunoGen, Inc.	274,057	1,142,818
*	Immunomedics, Inc.	5,373	6,501
*	Implant Sciences Corp.	84,833	13,573
* #	Incyte Corp.	685,953	2,009,842
*	Indevus Pharmaceuticals, Inc.	203,104	1,080,513
*	Infinity Pharmaceuticals, Inc.	148,385	1,204,886
*	Inhibitex, Inc.	12,200	3,660
* #	Inspire Pharmaceuticals, Inc.	503,708	1,914,090
*	IntegraMed America, Inc.	71,370	506,727
* #	InterMune, Inc.	309,720	3,543,197
* #	Introgen Therapeutics, Inc.	285,804	6,288
#	Invacare Corp.	256,974	4,897,924
*	Iridex Corp.	6,461	4,523
*	IRIS International, Inc.	173,904	1,732,084
* #	Isolagen, Inc.	106,581	29,843
*	IsoRay, Inc.	20	6
*	IVAX Diagnostics, Inc.	119	48
*	Javelin Pharmaceuticals, Inc.	3,201	3,617
* #	Kendle International, Inc.	141,840	2,709,144
*	Kensey Nash Corp.	117,601	2,430,813
* #	Keryx Biopharmaceuticals, Inc.	45,500	8,804
	Kewaunee Scientific Corp.	23,706	203,872
*	La Jolla Pharmaceutical Co.	344,597	768,451
	Landauer, Inc.	89,595	6,144,425
*	Langer, Inc.	13,200	6,600
*	Lannet Co., Inc.	5,391	28,572
	LCA-Vision, Inc.	5,069	12,774
*	LeMaitre Vascular, Inc.	19,700	42,454
*	Lexicon Pharmaceuticals, Inc.	8,884	10,572
* #	LHC Group, Inc.	120,710	3,212,093
*	Ligand Pharmaceuticals, Inc. Class B	524,976	1,112,949
* #	Luminex Corp.	30,612	623,566
*	Magyar Bancorp, Inc.	15,818	75,136
* #	Mannkind Corp.	88,152	312,940
	Martek Biosciences Corp.	84	2,222
*	Matrixx Initiatives, Inc.	93,800	1,621,802
*	Maxygen, Inc.	359,381	3,076,301
*	MDRNA, Inc.	7,523	2,031
*	Medarex, Inc.	24,491	146,211

25

*	MedCath Corp.	91,975	578,523
*	Medical Action Industries, Inc.	142,304	1,223,814
*	Medical Staffing Network Holdings, Inc.	227,000	47,670
*	MediciNova, Inc.	300	677
* #	Medivation, Inc.	127,336	2,387,550
*	MEDTOX Scientific, Inc.	76,796	486,887
	Merge Healthcare, Inc.	221,137	351,608
*	Merit Medical Systems, Inc.	262,180	4,034,950
*	Metabasis Therapeutics, Inc.	2,124	1,009
*	Metabolix, Inc.	26,140	220,622
*	Metropolitan Health Networks, Inc.	468,252	693,013
* #	Micromet, Inc.	82,478	326,613
*	Micrus Endovascular Corp.	157,571	1,777,401
* #	MiddleBrook Pharmaceuticals, Inc.	3,172	4,441
* #	Minrad International, Inc.	218,104	26,172
* #	Molecular Insight Pharmaceuticals, Inc.	217,158	577,640
* #	Molina Healthcare, Inc.	105,756	1,854,960
*	Momenta Pharmaceuticals, Inc.	253,493	2,745,329
* #	Monogram Biosciences, Inc.	100,414	276,139
*	MTS Medication Technologies	43,048	161,860
* #	MWI Veterinary Supply, Inc.	96,120	2,011,792
*	Nabi Biopharmaceuticals	520,306	2,148,864
* #	Nanogen, Inc.	102,087	17,875
*	National Dentex Corp.	646	2,519
#	National Healthcare Corp.	103,884	4,726,722
#	National Research Corp.	66,513	1,506,519
* #	Natus Medical, Inc.	212,592	1,645,462
*	Nektar Therapeutics	114,456	470,414
*	Neogen Corp.	135,771	3,553,127
* #	Neopharm, Inc.	142,368	8,571
*	Neurobiological Technologies, Inc.	870	539
*	Neurocrine Biosciences, Inc.	386,646	1,283,665
* #	Neurogen Corp.	249,201	32,396
*	Nighthawk Radiology Holdings, Inc.	9,028	38,459
*	NitroMed, Inc.	104,152	77,072
*	NMT Medical, Inc.	962	962
*	North American Scientific, Inc.	17,499	4,375
* #	Northfield Laboratories, Inc.	177,738	143,968
*	Northstar Neuroscience, Inc.	68,280	129,732
* #	Novacea, Inc.	264	238
* #	NovaMed, Inc.	219,315	649,172
*	Novavax, Inc.	420,750	668,993
*	Noven Pharmaceuticals, Inc.	135,187	1,342,407
*	NOVT Corp.	19,302	21,425
*	NPS Pharmaceuticals, Inc.	116,794	728,795
*	Nutraceutical International Corp.	58,298	509,525
* #	NxStage Medical, Inc.	336,545	1,154,349
*	Obagi Medical Products, Inc.	14,497	96,985
*	Occulogix, Inc.	500	1,363
*	Odyssey Healthcare, Inc.	248,988	2,469,961
* #	Omnicell, Inc.	231,483	1,807,882
*	OncoGenex Pharmaceutical, Inc.	2,039	9,135
*	Opexa Therapeutics, Inc.	18,635	10,622
* #	Optimer Pharmaceuticals, Inc.	79,080	829,549
*	OraSure Technologies, Inc.	64,373	185,394

26

*	Orchid Cellmark, Inc.	287,604	152,948
*	Ore Pharmaceuticals, Inc.	50,794	28,953
*	Orexigen Therapeutics, Inc.	28,192	113,050
*	Orthologic Corp.	315,300	129,273
* #	Oscient Pharmaceuticals Corp.	53,239	11,186
* #	Osiris Therapeutics, Inc.	106,875	2,142,844
*	Osteotech, Inc.	10,806	32,850
*	OxiGENE, Inc.	2,236	1,409
* #	Pain Therapeutics, Inc.	410,909	2,728,436
*	Palomar Medical Technologies, Inc.	59,770	528,965
* #	Panacos Pharmaceuticals, Inc.	194,943	13,704
*	Par Pharmaceutical Cos., Inc.	271,575	3,343,088
*	PDI, Inc.	131,394	607,040
*	Penwest Pharmaceuticals Co.	278,634	493,182
* #	Pharmanet Development Group, Inc.	181,781	238,133
*	PharMerica Corp.	305,175	5,017,077
* #	Phase Forward, Inc.	157,832	2,130,732
*	PHC, Inc.	26,839	31,938
*	PhotoMedex, Inc.	2,953	8,861
* #	Poniard Pharmaceuticals, Inc.	1	2
*	Pozen, Inc.	244,062	1,752,365
* #	Progenics Pharmaceuticals, Inc.	294,301	2,145,454
*	Prospect Medical Holdings, Inc.	32,100	81,855
*	Providence Service Corp.	882	1,896
* #	ProxyMed, Inc.	121,529	790
	Psychemedics Corp.	1,558	10,626
*	QuadraMed Corp.	83,013	495,588
*	Questcor Pharmaceuticals, Inc.	343,109	2,213,053
*	Quidel Corp.	307,000	3,776,100
* #	Quigley Corp.	56,585	268,779
* #	RadNet, Inc.	1,581	5,059
*	Regeneration Technologies, Inc.	302,085	740,108
*	RehabCare Group, Inc.	130,630	1,822,289
*	Repligen Corp.	315,575	1,290,702
*	Repros Therapeutics, Inc.	22,462	224,171
*	Res-Care, Inc.	263,391	3,568,948
*	Retractable Technologies, Inc.	272	237
* #	Rigel Pharmaceuticals, Inc.	232,324	1,623,945
*	Rochester Medical Corp.	101,576	1,174,219
*	Rockwell Medical Technologies, Inc.	27,990	99,644
*	Rural/Metro Corp.	110,300	181,995
*	RXi Pharmaceuticals Corp.	319	1,502
* #	Salix Pharmaceuticals, Ltd.	100,972	807,776
* #	Sangamo BioSciences, Inc.	343,507	1,425,554
*	Santarus, Inc.	40,827	68,998
* #	Savient Pharmaceuticals, Inc.	185,995	1,030,412
* #	SciClone Pharmaceuticals, Inc.	3,669	3,045
* #	Seattle Genetics, Inc.	557,925	5,629,463
*	Senesco Technologies, Inc.	185	105
*	Senomyx, Inc.	307,229	1,090,663
*	SenoRx, Inc.	16	40
* #	SeraCare Life Sciences, Inc.	127,485	136,409
*	Skilled Healthcare Group, Inc.	21,800	181,594
*	Somanetics Corp.	121,507	1,778,862
* #	Somaxon Pharmaceuticals, Inc.	798	1,955

27

*	Sonic Innovations, Inc.	2,086	1,877
*	SonoSite, Inc.	154,826	2,940,146
	Span-American Medical System, Inc.	33,000	341,550
*	Spectranetics Corp.	226,593	679,779
*	Spectrum Pharmaceuticals, Inc.	2,070	2,981
*	SRI/Surgical Express, Inc.	46,400	64,960
* #	STAAR Surgical Co.	275,704	537,623
*	StemCells, Inc.	51,284	138,467
* #	Stereotaxis, Inc.	20,139	51,354
*	Strategic Diagnostics, Inc.	1,653	1,570
*	Sun Healthcare Group, Inc.	420,360	4,762,679
*	SunLink Health Systems, Inc.	33,465	31,122
*	SuperGen, Inc.	4,417	10,203
* #	SurModics, Inc.	178,765	3,544,910
*	Symmetry Medical, Inc.	269,982	1,849,377
*	Synovis Life Technologies, Inc.	119,202	1,941,801
* #	Synta Pharmaceuticals Corp.	47,578	418,686
*	Targacept, Inc.	259	539
* #	Telik, Inc.	140,820	67,594
*	Theragenics Corp.	280,300	361,587
* #	Theravance, Inc.	34,655	456,753
*	Threshold Pharmaceuticals, Inc.	17,876	13,943
*	TorreyPines Therapeutics, Inc.	900	242
*	Transcend Services, Inc.	6,741	68,623
#	Trimeris, Inc.	6,266	6,391
*	Triple-S Management Corp.	6,000	86,340
* ●	Tripos Escrow Shares	1,300	117
*	U.S. Physical Therapy, Inc.	118,606	1,446,993
*	Urologix, Inc.	123,100	67,705
*	Uroplasty, Inc.	12,179	9,743
	Utah Medical Products, Inc.	49,300	1,197,497
*	Vascular Solutions, Inc.	150,435	1,384,002
*	Vermillion, Inc.	8,260	4,543
* #	Vical, Inc.	21,924	42,313
*	Vision-Sciences, Inc.	23,250	29,760
*	Vital Images, Inc.	114,941	1,299,983
*	Vivus, Inc.	585,337	2,874,005
* #	VNUS Medical Technologies	66,469	1,064,169
*	Volcano Corp.	178,364	2,331,217
*	XenoPort, Inc.	63,306	1,653,553
*	XOMA, Ltd.	138	91
	Young Innovations, Inc.	76,886	1,187,120
* #	Zila, Inc.	26,503	4,980
*	Zoll Medical Corp.	196,158	3,140,490
*	Zymogenetics, Inc.	2,337	9,932
Total Health Care			345,376,575

Industrials — (13.4%)
*	3-D Systems Corp.	190,387	1,142,322
*	A. T. Cross Co. Class A	73,055	188,482
#	AAON, Inc.	207,287	3,756,040
* #	AAR Corp.	46,800	848,952
*	ACCO Brands Corp.	177,655	341,098
*	Accuride Corp.	301,683	111,623
	Aceto Corp.	228,797	2,045,445

28

*	Active Power, Inc.	333,059	173,191
#	Administaff, Inc.	113,778	2,399,578
*	AeroCentury Corp.	8,166	73,902
*	Aerosonic Corp.	480	408
* #	AeroVironment, Inc.	76,348	2,829,457
*	Air Transport Services Group, Inc.	80,379	19,291
*	AirTran Holdings, Inc.	246,191	1,009,383
	Alamo Group, Inc.	90,749	1,138,900
	Albany International Corp. Class A	4,300	43,043
*	Allied Defense Group, Inc.	51,940	357,867
* #	Altra Holdings, Inc.	143,580	1,009,367
*	Amerco, Inc.	5,293	162,760
	American Ecology Corp.	176,798	3,527,120
*	American Locker Group, Inc.	32,200	29,785
	American Railcar Industries, Inc.	4,352	36,513
*	American Reprographics Co.	123,819	752,820
	American Science & Engineering, Inc.	88,885	6,933,030
* #	American Superconductor Corp.	264,474	4,279,189
#	American Woodmark Corp.	129,528	1,949,396
#	Ameron International Corp.	79,595	3,967,811
	Ampco-Pittsburgh Corp.	86,200	1,593,838
* #	AMREP Corp.	60,623	1,682,288
*	APAC Customer Services, Inc.	4,011	5,696
	Apogee Enterprises, Inc.	255,606	2,619,962
* #	Applied Energetics, Inc.	1,516	424
	Applied Signal Technologies, Inc.	122,704	2,152,228
*	Argan, Inc.	10,464	116,150
*	Argon ST, Inc.	216,502	4,143,848
#	Arkansas Best Corp.	162,953	3,811,471
*	Arotech Corp.	99,723	42,881
	Art’s-Way Manufacturing Co., Inc.	200	680
* #	Astec Industries, Inc.	198,740	4,883,042
*	Astronics Corp.	68,636	518,888
*	Astronics Corp. Class B	17,159	145,852
*	Avalon Holding Corp. Class A	20,575	37,035
*	Avis Budget Group, Inc.	86,238	59,504
* #	Axsys Technologies, Inc.	101,363	4,328,200
* #	AZZ, Inc.	119,452	2,675,725
#	Badger Meter, Inc.	232,440	5,483,260
*	Baker (Michael) Corp.	85,237	2,979,886
*	Baldwin Technology Co., Inc. Class A	2,160	2,484
	Barrett Business Services, Inc.	92,843	913,575
* #	Beacon Roofing Supply, Inc.	188,843	2,403,971
*	Blount International, Inc.	325,962	2,731,562
* #	BlueLinx Holdings, Inc.	11,916	28,360
	Bowne & Co., Inc.	216,854	607,192
*	Breeze-Eastern Corp.	98,241	766,280
#	Briggs & Stratton Corp.	26	385
*	BTU International, Inc.	74,894	298,078
* #	Builders FirstSource, Inc.	2,643	3,251
*	Butler International, Inc.	1	—
#	C&D Technologies, Inc.	230,400	686,592
*	CAI International, Inc.	75	169
* #	Cano Petroleum, Inc.	1,730	1,073
* #	Capstone Turbine Corp.	7,331	6,378

29

	Cascade Corp.	109,805	2,513,436
*	Casella Waste Systems, Inc. Class A	190,472	525,703
* #	CBIZ, Inc.	625,224	5,083,071
	CDI Corp.	56,357	604,147
*	CECO Environmental Corp.	986	2,317
*	Celadon Group, Inc.	200,675	1,569,279
*	Cenveo, Inc.	636	2,512
* #	Ceradyne, Inc.	34,137	779,006
	Champion Industries, Inc.	49,042	137,318
	Chase Corp.	76,372	836,273
	Chicago Rivet & Machine Co.	20,000	239,000
	CIRCOR International, Inc.	106,080	2,360,280
*	Coleman Cable, Inc.	1,786	6,251
*	Columbus McKinnon Corp.	184,400	2,345,568
*	Comforce Corp.	80,066	133,710
	Comfort Systems USA, Inc.	399,935	4,091,335
*	Commercial Vehicle Group, Inc.	211,435	211,435
*	Competitive Technologies, Inc.	102,100	117,415
	CompX International, Inc.	14,716	83,293
*	COMSYS IT Partners, Inc.	4,801	9,602
*	Conrad Industries, Inc.	18,700	93,500
*	Consolidated Graphics, Inc.	84,422	1,360,038
*	Cornell Companies, Inc.	147,824	2,255,794
*	Corrpro Companies, Inc.	37,900	16,297
* #	CoStar Group, Inc.	33,696	998,076
*	Covanta Holding Corp.	1	13
*	Covenant Transport Group Class A	91,000	165,620
*	CPI Aerostructures, Inc.	47,933	239,665
*	CRA International, Inc.	109,268	2,295,721
	Cubic Corp.	82,897	2,251,483
	Deluxe Corp.	67,600	779,428
	Diamond Management & Technology Consultants, Inc.	254,388	661,409
*	Document Securities Systems, Inc.	1,070	1,969
* #	Dollar Thrifty Automotive Group, Inc.	536,758	622,639
*	Double Eagle Petroleum Co.	268	1,570
	Ducommun, Inc.	99,023	1,875,496
*	Duff & Phelps Corp.	9,600	137,184
*	DXP Enterprises, Inc.	67,332	914,369
*	Dynamex, Inc.	98,300	1,089,164
	Dynamic Materials Corp.	34,064	413,537
#	Eastern Co.	53,459	589,118
	Ecology & Environment, Inc. Class A	20,492	257,994
	Electro Rent Corp.	238,205	2,524,973
#	Encore Wire Corp.	219,225	3,619,405
* #	Ener1, Inc.	2	9
*	Energy Focus, Inc.	838	813
* #	EnerNOC, Inc.	12,800	133,632
*	EnerSys	29,548	269,182
*	ENGlobal Corp.	238,669	739,874
	Ennis, Inc.	227,402	2,544,628
* #	EnPro Industries, Inc.	197,900	3,621,570
*	Environmental Tectonics Corp.	60,400	72,480
	Espey Manufacturing & Electronics Corp.	35,700	602,616
*	Exide Technologies	49,570	179,939
*	Exponent, Inc.	138,302	3,391,165

30

*	ExpressJet Holdings, Inc.	49,740	78,589
	EXX, Inc. Class A	15,725	11,479
	EXX, Inc. Class B	5,105	919
	Federal Signal Corp.	467,647	3,156,617
*	First Aviation Services, Inc.	1,700	1,190
* #	Flanders Corp.	254,700	1,039,176
*	Flow International Corp.	152,714	236,707
*	Fortune Industries, Inc.	25	11
#	Forward Air Corp.	180,225	3,651,359
	Franklin Electric Co., Inc.	4,849	126,026
	Freightcar America, Inc.	31,184	597,174
	Frozen Food Express Industries, Inc.	161,875	666,925
* #	Fuel Tech, Inc.	78,086	781,641
* #	FuelCell Energy, Inc.	143,908	555,485
* #	Furmanite Corp.	332,038	1,235,181
	G & K Services, Inc. Class A	149,828	2,764,327
*	Gencor Industries, Inc.	300	2,376
	GenCorp, Inc.	4,499	13,047
*	General Employment Enterprises, Inc.	78	20
* #	GeoEye, Inc.	146,037	2,519,138
*	GeoPetro Resources Co.	123	85
*	Global Cash Access, Inc.	1,975	5,352
#	Gorman-Rupp Co.	165,285	4,231,296
*	GP Strategies Corp.	152,856	597,667
	Graham Corp.	65,200	649,392
	Great Lakes Dredge & Dock Corp.	41,671	139,181
	Greenbrier Companies, Inc.	149,800	831,390
*	Griffon Corp.	482,883	4,804,686
	Hardinge, Inc.	102,200	444,570
*	Hawaiian Holdings, Inc.	520,782	2,119,583
#	Healthcare Services Group, Inc.	410,100	6,282,732
	HEICO Corp. Class A	82,451	2,398,500
#	Heidrick & Struggles International, Inc.	165,119	2,509,809
*	Henry Bros. Electronics, Inc.	29,514	167,492
*	Herley Industries, Inc.	127,372	1,418,924
*	Hill International, Inc.	317,228	1,744,754
	Hi-Shear Technology Corp.	65,001	585,009
	HNI Corp.	728	9,617
* #	Hoku Scientific, Inc.	22,614	57,666
#	Horizon Lines, Inc. Class A	402	1,383
#	Houston Wire & Cable Co.	34,065	243,565
*	HQ Sustainable Maritime Industries, Inc.	1,995	14,264
*	Hudson Highland Group, Inc.	2,011	4,947
*	Hudson Technologies, Inc.	20,484	30,726
* #	Hurco Companies, Inc.	54,770	776,639
*	Huttig Building Products, Inc.	161,870	56,655
* #	ICF International, Inc.	38,636	916,832
*	ICT Group, Inc.	52,478	203,615
*	II-VI, Inc.	95,442	1,797,173
*	InnerWorkings, Inc.	186,378	616,911
*	Innotrac Corp.	156,400	175,168
	Innovative Solutions & Support, Inc.	167,628	521,323
* #	Insituform Technologies, Inc. Class A	196,867	3,693,225
	Insteel Industries, Inc.	36,737	282,875
*	Integrated Electrical Services, Inc.	146,502	1,211,572

31

*	Interline Brands, Inc.	252,827	2,022,616
	International Shipholding Corp.	64,625	1,389,438
*	Intersections, Inc.	163,946	609,879
*	JPS Industries, Inc.	24,500	119,438
*	Kadant, Inc.	106,811	1,072,382
	Kaman Corp. Class A	237,610	4,535,975
	Kelly Services, Inc. Class A	1,073,502	9,725,928
	Kelly Services, Inc. Class B	518	7,278
*	Kenexa Corp.	2,004	13,607
*	Key Technology, Inc.	49,705	659,088
*	Kforce, Inc.	392,320	2,452,000
#	Knoll, Inc.	203,329	1,386,704
*	Korn/Ferry International	253,000	2,378,200
*	K-Tron International, Inc.	54,706	3,922,967
* #	L.B. Foster Co. Class A	103,703	2,736,722
	L.S. Starrett Co. Class A	49,411	743,141
*	LaBarge, Inc.	173,450	1,920,092
*	Ladish Co., Inc.	115,716	1,315,691
	Lawson Products, Inc.	80,960	1,547,955
* #	Layne Christensen Co.	146,555	2,312,638
*	Learning Tree International, Inc.	165,855	1,456,207
*	LECG Corp.	6,401	20,931
*	LGL Group, Inc.	44,834	69,493
*	Limco-Piedmont, Inc.	2,800	8,624
*	LMI Aerospace, Inc.	106,076	1,197,598
	LSI Industries, Inc.	218,232	992,956
*	Lydall, Inc.	141,300	521,397
*	M&F Worldwide Corp.	85,330	904,498
*	Mac-Gray Corp.	116,200	752,395
*	Magnetek, Inc.	307,119	614,238
* ●	MAIR Holdings, Inc. Escrow Shares	151,940	71,412
*	Manitex International, Inc.	6,450	6,837
*	Marten Transport, Ltd.	206,500	3,646,790
*	Maxco, Inc.	18,800	62,228
	McGrath Rentcorp	239,521	5,022,755
*	Meadow Valley Corp.	22,900	143,125
* #	Media Sciences International, Inc.	11,400	4,218
*	Medialink Worldwide, Inc.	59,209	5,329
*	Merrimac Industries, Inc.	20,512	46,152
* #	Mesa Air Group, Inc.	331,800	49,770
#	Met-Pro Corp.	233,961	2,564,213
*	MFRI, Inc.	46,934	230,915
*	Microvision, Inc.	3,741	5,986
* #	Middleby Corp.	59,160	1,370,146
*	Miller Industries, Inc.	34,193	187,378
*	Misonix, Inc.	62,750	67,770
*	Mobile Mini, Inc.	128,085	1,618,994
*	Moore Handley, Inc.	1,500	863
	Mueller (Paul) Co.	26,300	789,000
	Mueller Water Products, Inc.	1	7
	Multi-Color Corp.	101,404	1,115,444
	NACCO Industries, Inc. Class A	17,365	555,506
*	Nashua Corp.	54,500	165,135
*	National Patent Development Corp.	109,400	142,220
	National Technical Systems, Inc.	94,089	376,356

32

* #	Navigant Consulting, Inc.	77,412	1,109,314
*	NCI Building Systems, Inc.	130,500	1,512,495
*	North America Galvanizing & Coatings, Inc.	151,277	565,776
* #	Odyssey Marine Exploration, Inc.	448,045	1,769,778
	Omega Flex, Inc.	102,151	1,593,556
*	On Assignment, Inc.	199,121	921,930
*	Orbit International Corp.	14,582	31,497
*	Orion Marine Group, Inc.	15,718	155,608
*	P.A.M. Transportation Services, Inc.	96,745	483,725
	Pacer International, Inc.	90,089	774,765
*	Paragon Technologies, Inc.	39,425	95,803
*	Park-Ohio Holdings Corp.	111,527	410,419
*	Patrick Industries, Inc.	48,300	26,807
*	Patriot Transportation Holding, Inc.	30,701	2,112,536
*	Pemco Aviation Group Inc	66	102
*	PGT, Inc.	32,050	31,986
*	Pike Electric Corp.	52,325	588,656
*	Pinnacle Airlines Corp.	182,789	365,578
*	Plug Power, Inc.	677,284	609,556
*	PMFG, Inc.	125,088	875,616
	Portec Rail Products, Inc.	4,656	33,896
*	Powell Industries, Inc.	110,356	2,635,301
*	Power-One, Inc.	6,377	6,505
	Preformed Line Products Co.	50,880	1,493,837
*	PRG-Schultz International, Inc.	620	1,941
* #	Protection One, Inc.	30,663	87,390
	Providence & Worcester Railroad Co.	15,612	213,182
*	Quality Distribution, Inc.	4,546	10,592
	Quixote Corp.	92,389	388,958
#	Raven Industries, Inc.	328,169	7,157,366
* #	RBC Bearings, Inc.	117,752	2,152,507
*	RCM Technologies, Inc.	112,993	136,157
*	Republic Airways Holdings, Inc.	163,944	1,342,701
*	Rush Enterprises, Inc. Class A	239,334	2,177,939
*	Rush Enterprises, Inc. Class B	116,388	1,027,706
*	Saia, Inc.	112,832	1,206,174
	Schawk, Inc.	244,071	1,986,738
* #	School Specialty, Inc.	190,069	3,136,139
*	Schuff International, Inc.	53,200	704,900
	Servidyne, Inc.	19,750	43,253
	Servotronics, Inc.	24,804	144,483
*	SIFCO Industries, Inc.	45,830	280,480
*	Simclar, Inc.	23,400	6,903
	SkyWest, Inc.	576,826	9,027,327
*	SL Industries, Inc.	68,085	408,510
*	SmartPros, Ltd.	38,973	105,227
*	SPACEHAB, Inc.	6,182	1,916
*	Sparton Corp.	6,900	12,903
*	Spherion Corp.	474,893	679,097
*	Spherix, Inc.	135,335	60,901
* #	Spire Corp.	87,042	427,376
*	Standard Parking Corp.	170,782	3,268,767
#	Standard Register Co.	44,911	326,503
	Standex International Corp.	116,377	1,786,387
*	Stanley, Inc.	20,083	607,712

33

*	Sterling Construction Co., Inc.	62,130	1,113,370
#	Sun Hydraulics, Inc.	160,570	2,472,778
	Supreme Industries, Inc.	101,505	121,806
	Sypris Solutions, Inc.	167,114	212,235
#	TAL International Group, Inc.	217,127	2,275,491
*	Taleo Corp. Class A	9,954	83,912
*	Taser International, Inc.	107,046	542,723
* #	Team, Inc.	156,000	3,081,000
*	TeamStaff, Inc.	3,862	6,199
	Tech/Ops Sevcon, Inc.	60,800	139,232
	Technology Research Corp.	57,021	105,489
	Tecumseh Products Co. Class A	123,298	1,011,044
*	Tecumseh Products Co. Class B	9,600	78,720
*	TeleTech Holdings, Inc.	7,240	58,572
#	Tennant Co.	184,600	2,499,484
* #	The Advisory Board Co.	40,846	714,805
*	Thomas Group, Inc.	307	154
#	Titan International, Inc.	325,861	2,528,681
	Todd Shipyards Corp.	55,595	778,330
*	Trailer Bridge, Inc.	42,500	153,425
*	TRC Companies, Inc.	179,330	521,850
	Tredegar Industries, Inc.	337,450	5,567,925
*	Trex Co., Inc.	144,000	2,129,760
#	Triumph Group, Inc.	14,909	675,080
*	TrueBlue, Inc.	53,562	455,277
*	Tufco Technologies, Inc.	6,498	22,483
	Twin Disc, Inc.	127,300	836,361
*	U.S. Home Systems, Inc.	653	1,051
*	Ultralife Corp.	72,011	576,808
#	Universal Forest Products, Inc.	76,978	1,616,538
*	Universal Power Group, Inc.	18,016	29,546
*	Universal Security Instruments, Inc.	197	762
*	Universal Truckload Services, Inc.	52,823	652,892
*	UQM Technologies, Inc.	2,007	3,251
*	US Airways Group, Inc.	18	102
*	USA Truck, Inc.	65,486	944,308
* #	Valence Technology, Inc.	67,400	117,276
	Valpey Fisher Corp.	36,360	52,904
*	Versar, Inc.	34,351	125,381
	Viad Corp.	194,613	4,326,247
#	Vicor Corp.	299,495	1,413,616
*	Volt Information Sciences, Inc.	222,656	1,186,756
	VSE Corp.	33,772	971,283
	Wabash National Corp.	301,940	851,471
*	WCA Waste Corp.	140,080	298,370
*	Willdan Group, Inc.	131	245
*	Willis Lease Finance Corp.	68,261	644,384
* #	YRC Worldwide, Inc.	38,971	112,236
*	Zareba Systems, Inc.	750	1,943
Total Industrials			363,105,625

Information Technology — (16.5%)
*	3Com Corp.	2	5
* #	Acacia Research	280,483	886,326
* #	Access Integrated Technologies, Inc.	1,512	1,005

34

*	ACI Worldwide, Inc.	94,242	1,601,172
*	Acme Packet, Inc.	50,497	222,187
*	Acorn Factor, Inc.	10,025	24,160
*	Actel Corp.	258,084	2,327,918
*	ActivIdentity Corp.	433,354	966,379
*	Actuate Corp.	599,387	2,133,818
	Acxiom Corp.	575,380	5,471,864
*	Adaptec, Inc.	184,665	515,215
*	ADC Telecommunications, Inc.	68,200	345,774
*	ADDvantage Technologies Group, Inc.	84,803	156,038
*	Adept Technology, Inc.	25,588	76,508
*	Advanced Analogic Technologies, Inc.	3,129	9,418
* #	Advanced Energy Industries, Inc.	402,909	3,618,123
* #	Advanced Photonix, Inc.	65,272	68,536
* #	Advent Software, Inc.	40,652	887,433
*	Aehr Test Systems	42,605	62,203
*	Aetrium, Inc.	767	1,181
	Agilysys, Inc.	169,595	605,454
*	Airspan Networks, Inc.	51,891	8,303
*	Airvana, Inc.	41,170	209,555
* ●	Allen Organ Co. Escrow Shares	4,700	42,711
*	Allied Motion Technologies, Inc.	34,580	69,852
*	American Commercial Lines, Inc.	21,856	88,298
	American Software, Inc. Class A	237,800	986,870
*	Amtech Systems, Inc.	62,270	251,571
* #	Anadigics, Inc.	111,910	227,177
*	Analysts International Corp.	190,092	79,839
*	Anaren, Inc.	130,802	1,546,080
*	Applied Micro Circuits Corp.	660,413	2,641,652
*	Ariba, Inc.	11	84
*	Art Technology Group, Inc.	1,005,130	1,718,772
*	Aruba Networks, Inc.	12,915	34,483
*	Astea International, Inc.	21,160	49,514
	Astro-Med, Inc.	68,027	475,509
*	Asyst Technologies, Inc.	476,594	128,680
	Atlantic Tele-Network, Inc.	65,445	1,407,068
* #	ATMI, Inc.	25,691	347,085
*	Authentidate Holding Corp.	272,845	68,211
*	Autobytel, Inc.	391,202	140,833
*	Avanex Corp.	692	1,301
* #	Avid Technology, Inc.	114,915	1,150,299
*	Aviza Technology, Inc.	111,651	22,219
*	Avocent Corp.	2	29
*	Aware, Inc.	78,144	175,043
*	Axcelis Technologies, Inc.	1,005,230	286,491
*	Axesstel, Inc.	78,569	29,856
*	AXT, Inc.	289,963	403,049
* #	Bankrate, Inc.	179,072	5,973,842
* #	BearingPoint, Inc.	29,921	44,882
	Bel Fuse, Inc. Class A	35,250	495,263
	Bel Fuse, Inc. Class B	93,906	1,431,127
*	Bell Microproducts, Inc.	228,950	206,055
*	BigBand Networks, Inc.	116,974	590,719
*	Bitstream, Inc.	81,600	399,024
#	Black Box Corp.	261,124	5,700,337

35

#	Blackbaud, Inc.	76,033	846,247
*	Blonder Tongue Laboratories, Inc.	76,200	72,771
*	Blue Coat Systems, Inc.	231,146	2,216,690
	Bogen Communications International, Inc.	64,200	234,330
* #	Bookham, Inc.	692,066	256,064
* #	Borland Software Corp.	698,336	432,968
*	Bottomline Technologies, Inc.	252,084	1,683,921
*	Brightpoint, Inc.	52,893	247,539
*	BSQUARE Corp.	87,489	217,848
* #	Cabot Microelectronics Corp.	234,301	5,332,691
*	CalAmp Corp.	221,484	214,839
*	California Micro Devices Corp.	69,454	148,632
*	Callidus Software, Inc.	250,788	657,065
*	CallWave, Inc.	182,541	135,080
*	Cascade Microtech, Inc.	9,900	30,591
	Cass Information Systems, Inc.	36,620	873,021
*	Catapult Communications Corp.	118,960	820,824
* #	Cavium Networks, Inc.	114,240	1,039,584
*	CEVA, Inc.	187,703	1,282,011
*	Checkpoint Systems, Inc.	93,186	834,015
*	Chordiant Software, Inc.	301,278	708,003
*	Chyron International Corp.	315	410
*	Ciber, Inc.	320,766	1,398,540
*	Cirrus Logic, Inc.	659,171	1,858,862
*	Clarus Corp.	138,650	582,330
*	Clearfield, Inc.	41,400	49,680
#	Cognex Corp.	231,298	3,020,752
	Cohu, Inc.	157,211	1,568,966
*	Comarco, Inc.	72,455	68,832
* # ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	91,400	676,360
* #	CommVault Systems, Inc.	107,613	1,428,025
*	Computer Task Group, Inc.	178,200	545,292
* #	ComScore, Inc.	21,438	270,333
*	Concurrent Computer Corp.	10,110	40,036
*	Conexant Systems, Inc.	26,618	17,568
* #	Constant Contact, Inc.	25,539	389,981
* #	Convera Corp.	2,214	355
*	CPI International, Inc.	5,113	39,217
*	Cray, Inc.	76,752	147,364
*	CSG Systems International, Inc.	146,655	2,126,498
*	CSP, Inc.	78,328	255,741
	CTS Corp.	147,210	756,659
*	CVD Equipment Corp.	31,867	101,974
*	CyberOptics Corp.	56,931	319,383
*	CyberSource Corp.	2	24
* #	Cymer, Inc.	72,380	1,476,552
#	Daktronics, Inc.	201,959	1,742,906
*	Data I/O Corp.	77,000	191,730
*	Datalink Corp.	49,000	169,050
	Dataram Corp.	83,150	104,769
*	Datawatch Corp.	18,488	27,917
*	DDi Corp.	83,350	281,723
* #	DealerTrack Holdings, Inc.	102,752	1,170,345
*	Dice Holdings, Inc.	1,600	4,576

36

*	Digi International, Inc.	239,351	1,819,068
*	Digimarc Corp.	60,380	576,025
*	Digital Angel Corp.	39,154	24,667
*	Ditech Networks, Inc.	316,660	303,994
*	DivX, Inc.	44,208	222,366
*	Dot Hill Systems Corp.	415,566	205,705
*	Double-Take Software, Inc.	56,571	428,242
*	DSP Group, Inc.	271,985	1,770,622
* #	DTS, Inc.	178,253	2,424,241
*	Dycom Industries, Inc.	89,206	607,493
*	Dynamics Research Corp.	82,812	577,200
* #	EarthLink, Inc.	655,492	4,935,855
*	Easylink Services International Corp.	13,900	27,105
*	Ebix, Inc.	24,758	506,549
* #	Echelon Corp.	395,168	2,924,243
*	EDCI Holdings, Inc.	62,230	249,542
*	EDGAR Online, Inc.	80,827	84,060
*	Edgewater Technology, Inc.	87,868	246,030
*	EFJohnson Technologies, Inc.	1,848	2,273
*	Elecsys Corp.	31,697	129,958
*	Electro Scientific Industries, Inc.	83,371	526,905
*	Electroglas, Inc.	192,800	26,992
*	Electronics for Imaging, Inc.	71,637	636,853
	Electro-Sensors, Inc.	3,450	9,764
*	Elixir Gaming Technologies, Inc.	3,178	413
*	eLoyalty Corp.	106,780	322,476
* #	EMCORE Corp.	459,541	606,594
*	EMS Technologies, Inc.	151,599	3,638,376
*	Emulex Corp.	143,129	817,267
*	En Pointe Technologies, Inc.	57,200	45,760
*	Endwave Corp.	907	1,814
*	Entegris, Inc.	4,670,814	6,492,431
*	Entorian Technologies, Inc.	445,218	104,582
*	Entrust, Inc.	212,939	319,409
*	Epicor Software Corp.	560,873	1,985,490
*	EPIQ Systems, Inc.	289,576	5,131,287
*	ePlus, Inc.	56,073	594,654
*	Euronet Worldwide, Inc.	55,300	555,765
*	Evans & Sutherland Computer Corp.	99,891	44,951
*	Evolving Systems, Inc.	71,600	73,748
*	Exar Corp.	395,970	2,680,717
*	Extreme Networks, Inc.	9,480	16,780
*	FalconStor Software, Inc.	519,514	1,657,250
*	Faro Technologies, Inc.	136,378	2,048,398
*	FEI Co.	92,776	1,688,523
* #	Finisar Corp.	636	324
*	Forgent Networks, Inc.	155,036	34,108
* #	Forrester Research, Inc.	224,649	4,690,671
*	FortuNet, Inc.	5,362	8,311
	Frequency Electronics, Inc.	81,600	257,040
*	FSI International, Inc.	276,071	106,287
*	Gerber Scientific, Inc.	213,989	671,925
	Gevity HR, Inc.	42,060	84,541
*	Giga-Tronics, Inc.	33,725	36,086
*	GigOptix, Inc.	6,732	6,665

37

*	Globecomm Systems, Inc.	83,337	427,519
*	Glu Mobile, Inc.	500	255
*	Goldleaf Financial Solutions, Inc.	1,387	971
*	GSE Systems, Inc.	117,306	712,047
*	GSI Technology, Inc.	23,012	59,371
*	GTSI Corp.	88,426	477,058
*	Guidance Software, Inc.	354	1,211
*	Hackett Group, Inc.	399,644	1,123,000
*	Halifax Corp.	6,350	3,302
*	Harmonic, Inc.	768,602	3,958,300
*	Harris Stratex Networks, Inc. Class A	16,914	116,707
*	Hauppauge Digital, Inc.	780	1,061
#	Heartland Payment Systems, Inc.	8,635	78,319
*	hi/fn, inc.	127,506	401,006
*	Hutchinson Technology, Inc.	232,731	737,757
*	Hypercom Corp.	538,300	818,216
*	I.D. Systems, Inc.	2,324	8,901
* #	i2 Technologies, Inc.	205,275	1,280,916
* #	iBasis, Inc.	2,799	2,575
*	iCAD, Inc.	37,500	45,750
*	iGATE Capital Corp.	525,324	2,148,575
* #	iGo, Inc.	2,297	1,815
*	Ikanos Communications, Inc.	35,141	45,332
*	I-many, Inc.	320,660	125,025
#	Imation Corp.	92,038	896,450
	Imergent, Inc.	114,687	527,560
*	Immersion Corp.	243,859	1,265,628
*	InFocus Corp.	357,788	271,919
	infoGROUP, Inc.	126,904	468,276
	InfoSpace, Inc.	302,720	2,424,787
*	Innodata Isogen, Inc.	241,606	541,197
*	Insight Enterprises, Inc.	1,249,513	6,472,477
*	InsWeb Corp.	12,966	30,081
	Integral Systems, Inc.	205,300	2,243,929
*	Integrated Silicon Solution, Inc.	209,476	356,109
*	Intelli-Check, Inc.	978	1,174
*	Intelligent Systems Corp.	42,582	42,582
*	Intelligroup, Inc.	116,800	175,200
*	Interactive Intelligence, Inc.	146,489	1,006,379
* #	Internap Network Services Corp.	14,808	39,834
*	Internet Brands, Inc.	67,300	334,481
*	Internet Capital Group, Inc.	368,125	1,586,619
*	Interphase Corp.	508	795
*	Interwoven, Inc.	434,529	6,852,522
*	Intest Corp.	84,141	22,297
*	Intevac, Inc.	164,964	722,542
*	IntriCon Corp.	53,872	202,020
*	INX, Inc.	43,500	212,280
*	iPass, Inc.	380,440	483,159
*	iPCS, Inc.	21,645	107,359
* #	IPG Photonics Corp.	197,974	1,902,530
*	Isilon Systems, Inc.	68,958	191,014
*	Iteris, Inc.	52,380	73,332
* #	Ixia	390,636	2,078,184
	IXYS Corp.	314,624	2,155,174

38

*	Jaco Electronics, Inc.	63,009	46,627
*	JDA Software Group, Inc.	266,911	2,989,403
*	Jupitermedia Corp.	268,744	137,059
	Keithley Instruments, Inc.	1,142	3,963
* #	Kemet Corp.	666,900	140,049
*	Key Tronic Corp.	780	913
*	Keynote Systems, Inc.	113,450	992,688
*	Kopin Corp.	672,020	1,061,792
*	Kowabunga!, Inc.	5,167	1,137
*	Kratos Defense & Security Solutions, Inc.	32,580	38,444
*	Kulicke & Soffa Industries, Inc.	52,936	80,992
*	KVH Industries, Inc.	89,570	515,028
* #	L-1 Identity Solutions, Inc.	2,298,633	16,665,089
*	Lantronix, Inc.	272	185
*	LaserCard Corp.	120,978	399,227
*	Lattice Semiconductor Corp.	1,053,119	1,621,803
*	Leadis Technolgies, Inc.	4,837	1,838
*	LeCroy Corp.	115,888	266,542
*	LightPath Technologies, Inc.	8,650	7,742
*	Lionbridge Technologies, Inc.	4,423	7,961
*	Littlefuse, Inc.	204,498	3,128,819
*	Logic Devices, Inc.	45,800	25,190
*	LogicVision, Inc.	60,980	75,615
*	Logility, Inc.	130,102	606,275
*	LoJack Corp.	18,096	68,765
*	LookSmart, Ltd.	1,826	2,502
*	Loral Space & Communications, Inc.	72,281	954,832
*	LTX-Credence Corp.	1,217,865	353,181
*	Luna Innovations, Inc.	17,526	23,310
*	Magma Design Automation, Inc.	3,049	3,506
*	Management Network Group, Inc.	107,667	44,143
* #	Manhattan Associates, Inc.	243,170	3,730,228
	Marchex, Inc. Class B	16,284	81,583
* #	Mastec, Inc.	598,700	6,364,181
*	Mastech Holdings, Inc.	308	576
*	Mattson Technology, Inc.	20,463	20,054
#	Maximus, Inc.	192,800	7,164,448
*	Maxwell Technologies, Inc.	125,013	585,061
*	Measurement Specialties, Inc.	5,200	26,416
*	Mechanical Technology, Inc.	273	426
	MedQuist, Inc.	34,644	68,942
*	Mentor Graphics Corp.	83,540	389,296
*	Mercury Computer Systems, Inc.	196,106	1,170,753
*	Merix Corp.	185,600	66,816
	Mesa Laboratories, Inc.	31,485	632,849
	Methode Electronics, Inc.	216,662	1,000,978
#	Micrel, Inc.	527,371	4,008,020
*	MicroStrategy, Inc.	34,867	1,349,353
*	Microtune, Inc.	16,798	28,725
* #	Midway Games, Inc.	13,415	3,354
*	Mindspeed Technologies, Inc.	1,695	1,517
*	MIPS Technologies, Inc.	433,092	727,595
*	MIVA, Inc.	2,596	467
	Mocon, Inc.	63,275	522,652
*	ModusLink Global Solutions, Inc.	174,778	407,233

39

* #	Monolithic Power Systems	283,490	3,444,404
* #	MoSys, Inc.	128,298	266,860
*	MPS Group, Inc.	201,692	1,220,237
* #	MRV Communications, Inc.	1,232,392	628,520
*	MSC.Software Corp.	244,802	1,424,748
*	MTM Technologies, Inc.	2,780	1,779
#	MTS Systems Corp.	171,251	4,485,064
*	Multi-Fineline Electronix, Inc.	170,881	3,166,425
*	Nanometrics, Inc.	126,071	166,414
*	Napco Security Technologies, Inc.	323,601	365,669
*	NCI, Inc.	50,704	1,521,120
*	NETGEAR, Inc.	83,754	931,344
* #	NetLogic Microsystems, Inc.	199,008	4,220,960
* #	NetScout Systems, Inc.	320,068	4,551,367
*	Network Engines, Inc.	348,071	174,036
*	Network Equipment Technologies, Inc.	10,106	31,632
*	Neutral Tandem, Inc.	2,531	40,091
*	Newport Corp.	113,520	607,332
	NIC, Inc.	606,425	3,238,310
*	Novatel Wireless, Inc.	2,402	13,307
*	Nu Horizons Electronics Corp.	129,666	203,576
*	NumereX Corp. Class A	53,804	160,874
* #	NYFIX, Inc.	214,349	192,914
	O.I. Corp.	23,902	221,333
*	Oculus Innovative Sciences, Inc.	219	361
*	OmniVision Technologies, Inc.	22,573	151,013
*	Omtool, Ltd.	30,770	23,078
* #	ON Semiconductor Corp.	76	317
*	Online Resources Corp.	110,423	348,937
*	Onvia, Inc.	16,247	65,150
	Openwave Systems, Inc.	200,859	146,627
*	Oplink Communications, Inc.	20,532	145,161
*	OPNET Technologies, Inc.	204,034	1,673,079
*	OpNext, Inc.	30,171	71,807
*	OPTi, Inc.	118,200	221,034
*	Optical Cable Corp.	48,605	138,038
*	Orbcomm, Inc.	75,641	124,051
* #	Orthovita, Inc.	167,499	484,072
*	OSI Systems, Inc.	156,242	2,285,820
*	Overland Storage, Inc.	122,200	48,880
* #	OYO Geospace Corp.	41,230	616,389
* #	Palm, Inc.	349,916	2,683,856
*	PAR Technology Corp.	132,150	598,640
#	Park Electrochemical Corp.	187,535	3,291,239
* #	ParkerVision, Inc.	99,458	178,030
*	PC Connection, Inc.	98,335	480,858
	PC-Tel, Inc.	184,520	1,191,999
*	PDF Solutions, Inc.	16,232	24,186
*	Peerless Systems Corp.	101,700	184,077
	Pegasystems, Inc.	342,478	4,647,426
*	Perceptron, Inc.	36,426	123,848
*	Perficient, Inc.	132,136	516,652
*	Performance Technologies, Inc.	117,475	371,221
*	Pericom Semiconductor Corp.	220,168	1,358,437
*	Pervasive Software, Inc.	187,580	679,040

40

*	Pfsweb, Inc.	24,219	25,914
*	Phoenix Technologies, Ltd.	220,138	567,956
*	Photronics, Inc.	390,426	620,777
*	Physicians Formula Holdings, Inc.	19,947	57,846
*	Pixelworks, Inc.	1	1
*	Planar Systems, Inc.	136,502	62,791
*	PlanetOut, Inc.	9,920	2,590
	Plantronics, Inc.	16,900	171,535
*	PLATO Learning, Inc.	196,730	273,455
*	Plexus Corp.	33,754	488,083
*	PLX Technology, Inc.	54,006	89,110
#	Power Integrations, Inc.	260,001	5,062,219
* #	Powerwave Technologies, Inc.	858,986	386,544
*	Presstek, Inc.	127,944	276,359
*	PROS Holdings, Inc.	2,600	15,626
	QAD, Inc.	307,841	788,073
	Qualstar Corp.	59,034	122,200
*	Quantum Corp.	1,897,857	967,907
*	QuickLogic Corp.	259,468	230,927
*	Rackable Systems, Inc.	14,842	58,329
*	Radiant Systems, Inc.	234,790	812,373
*	RadiSys Corp.	210,368	995,041
*	RAE Systems, Inc.	17,957	6,644
*	Ramtron International Corp.	232,136	394,631
*	RealNetworks, Inc.	1,366,618	3,853,863
#	Renaissance Learning, Inc.	292,233	2,112,845
* #	Research Frontiers, Inc.	6,000	18,600
	RF Industries, Ltd.	18,516	74,064
*	RF Micro Devices, Inc.	512,323	553,309
*	RF Monolithics, Inc.	83,600	57,684
	Richardson Electronics, Ltd.	131,104	489,018
* #	RightNow Technologies, Inc.	335,618	1,960,009
*	Rimage Corp.	91,177	1,195,330
* #	Rofin-Sinar Technologies, Inc.	60,497	1,021,794
*	Rogers Corp.	104,247	2,554,052
*	Rudolph Technologies, Inc.	267,647	752,088
*	S1 Corp.	545,090	3,635,750
*	Saba Software, Inc.	2,288	3,752
*	Safeguard Scientifics, Inc.	1,183,600	710,160
*	Sanmina-SCI Corp.	1,183,183	390,450
*	Sapient Corp.	729,720	3,108,607
* #	SatCon Technology Corp.	315,637	441,892
* #	SAVVIS, Inc.	132,515	845,446
* #	ScanSource, Inc.	237,698	4,449,707
*	Schmitt Industries, Inc.	17,800	74,760
*	Scientific Learning Corp.	104,159	207,276
*	SCM Microsystems, Inc.	127,744	320,637
*	SeaChange International, Inc.	265,482	1,571,653
*	Selectica Escrow Shares	261,300	—
*	Selectica, Inc.	261,300	162,267
*	Semitool, Inc.	189,911	526,053
*	Semtech Corp.	157,597	1,851,765
*	ShoreTel, Inc.	11,386	45,316
*	Sigma Designs, Inc.	22,983	234,886
*	Sigmatron International, Inc.	18,200	39,130

41

*	Silicon Image, Inc.	121,854	447,204
*	Silicon Storage Technology, Inc.	816,767	1,674,372
*	Simulations Plus, Inc.	123,672	133,566
*	Smith Micro Software, Inc.	122,577	649,658
*	Soapstone Networks, Inc.	138,942	343,187
*	Sonic Foundry, Inc.	241,339	164,111
* #	Sonic Solutions, Inc.	16,348	21,416
*	SonicWALL, Inc.	250,711	882,503
*	Sourcefire, Inc.	76,900	517,537
*	SourceForge, Inc.	5,367	5,367
*	Spansion, Inc.	35,600	2,385
*	Spectrum Control, Inc.	129,727	939,223
*	SPSS, Inc.	183,571	4,714,103
*	SRS Labs, Inc.	96,056	492,767
*	Standard Microsystems Corp.	214,865	2,975,880
	StarTek, Inc.	131,600	610,624
* #	STEC, Inc.	446,325	1,999,536
*	SteelCloud, Inc.	38,047	13,313
* #	Stratasys, Inc.	200,026	2,142,278
*	SumTotal Systems, Inc.	214,715	541,082
* #	Sunair Electronics, Inc.	46,583	69,875
*	Sunrise Telecom, Inc.	160,600	83,512
* #	Supertex, Inc.	128,300	2,911,127
*	SupportSoft, Inc.	145,399	274,804
*	Switch and Data Facilities Co.	1,006	6,921
*	Sycamore Networks, Inc.	543,481	1,277,180
* #	Sykes Enterprises, Inc.	403,892	6,749,035
*	Symmetricom, Inc.	449,992	1,669,470
* #	Synaptics, Inc.	87,775	2,068,857
*	Synchronoss Technologies, Inc.	54,645	465,029
*	SYNNEX Corp.	278,000	4,267,300
	Taitron Components, Inc.	9,373	9,045
*	Technical Communications Corp.	7,300	37,960
	Technitrol, Inc.	201	442
*	Technology Solutions Co.	22,600	23,730
*	TechTeam Global, Inc.	89,657	448,285
*	Techwell, Inc.	88,283	498,799
* #	Tekelec	90	1,118
* #	TeleCommunication Systems, Inc.	326,415	2,337,131
* #	Telkonet, Inc.	4,562	730
*	Telular Corp.	4,313	6,815
* #	Terremark Worldwide, Inc.	550,560	1,932,466
*	Tessco Technologies, Inc.	67,650	494,522
*	Tessera Technologies, Inc.	79,940	940,094
* #	The Knot, Inc.	28,318	194,828
	TheStreet.com, Inc.	236,680	646,136
*	Tier Technologies, Inc. Class B	169,900	985,420
*	TII Network Technologies, Inc.	57,160	40,584
*	TNS, Inc.	214,400	1,773,088
*	Tollgrade Communications, Inc.	128,895	742,435
*	Track Data Corp.	18,673	17,366
*	Transact Technologies, Inc.	90,009	352,835
*	Transcat, Inc.	42,500	226,100
*	Trans-Lux Corp.	7,545	4,074
*	Transwitch Corp.	313,220	131,552

42

* #	Travelzoo, Inc.	143,096	573,815
*	Trident Microsystems, Inc.	431	733
	Trio-Tech International	224	375
*	Triquint Semiconductor, Inc.	1,347,578	2,722,108
	Troy Group, Inc.	14,400	26,280
	TSR, Inc.	130,304	241,062
*	TTM Technologies, Inc.	353,127	2,129,356
* #	Tyler Technologies, Inc.	367,652	4,628,739
*	Ulticom, Inc.	386,764	2,223,893
* #	Ultimate Software Group, Inc.	243,491	3,352,871
*	Ultra Clean Holdings, Inc.	8,174	9,155
*	Ultratech, Inc.	177,477	1,987,742
*	Unica Corp.	98,069	480,538
	United Online, Inc.	732,564	4,483,292
* #	Universal Display Corp.	307,402	2,345,477
*	UTStarcom, Inc.	234,239	344,331
*	ValueClick, Inc.	1,585	9,906
*	Veeco Instruments, Inc.	38,380	185,375
* #	Viasat, Inc.	257,152	5,698,488
*	Vicon Industries, Inc.	45,650	262,031
*	Video Display Corp.	93,881	379,279
*	Vignette Corp.	240,367	1,675,358
*	Virage Logic Corp.	28,489	87,746
*	Virtusa Corp.	500	3,775
*	Vishay Intertechnology, Inc.	2,361,499	6,990,037
* #	Vocus, Inc.	150,219	2,292,342
*	Volterra Semiconductor Corp.	125,916	881,412
	Wayside Technology Group, Inc.	30,941	222,775
*	Web.com Group, Inc.	165,110	495,330
*	Websense, Inc.	67,536	756,403
*	Westell Technologies, Inc.	440,604	140,993
*	White Electronics Designs Corp.	168,557	655,687
* #	Wind River Systems, Inc.	256,842	2,047,031
*	Winland Electronics, Inc.	20,500	14,760
*	Wireless Ronin Technologies, Inc.	775	907
*	Wireless Telecom Group, Inc.	225,386	81,139
*	WPCS International, Inc.	14,126	28,252
* #	Wright Express Corp.	40,400	471,064
* #	X-Rite, Inc.	2,282	3,035
*	Zhone Technologies, Inc.	372,390	51,576
*	ZiLOG, Inc.	152,239	368,418
*	Zix Corp.	3,750	4,875
*	Zoran Corp.	205,084	1,218,199
*	Zygo Corp.	62,333	356,545
Total Information Technology			447,179,316

Materials — (3.3%)
#	A. Schulman, Inc.	248,233	3,760,730
	A.M. Castle & Co.	75,184	636,057
*	AEP Industries, Inc.	67,616	969,613
#	AMCOL International Corp.	271,602	3,935,513
*	American Pacific Corp.	74,238	581,284
#	American Vanguard Corp.	105,908	1,504,953
* #	Amerigon, Inc.	25,586	87,760
	Arch Chemicals, Inc.	231,263	5,182,604

43

	Balchem Corp.	158,512	3,539,573
* #	Basin Water, Inc.	97,289	87,560
*	Brush Engineered Materials, Inc.	32,475	407,886
*	Buckeye Technologies, Inc.	269,390	786,619
*	Bway Holding Co.	21,303	180,223
#	Calgon Carbon Corp.	82,982	1,043,084
*	Caraustar Industries, Inc.	258,224	54,227
	Chemtura Corp.	2,131,613	1,598,710
	Chesapeake Corp.	156,944	2,433
* #	Constar International, Inc.	123,077	3,692
*	Continental Materials Corp.	14,900	251,214
*	Core Molding Technologies, Inc.	48,931	102,266
	Deltic Timber Corp.	123,292	4,878,664
*	Detrex Corp.	10,200	38,505
#	Empire Resources, Inc.	774	697
	Ferro Corp.	300,005	1,188,020
	Flamemaster Corp.	189	1,087
*	Flotek Industries, Inc.	1,445	4,176
	Friedman Industries, Inc.	166,688	933,453
* #	General Moly, Inc.	3,240	2,916
	Georgia Gulf Corp.	230,383	216,560
#	Gibraltar Industries, Inc.	286,490	2,930,793
*	Graphic Packaging Holding Co.	143,903	125,196
*	H&E Equipment Services, Inc.	25,775	171,919
	Hawkins, Inc.	102,252	1,482,654
*	Haynes International, Inc.	284	5,189
* #	Headwaters, Inc.	211,397	957,628
* #	Hecla Mining Co.	142,924	378,749
*	ICO, Inc.	148,293	392,976
*	Impreso, Inc.	31,500	75,600
#	Innophos Holdings, Inc.	58,677	887,783
	Kaiser Aluminum Corp.	24,100	598,644
	KMG Chemicals, Inc.	1,408	7,322
	Koppers Holdings, Inc.	42,618	690,412
	Kronos Worldwide, Inc.	3,200	45,600
*	Landec Corp.	247,443	1,360,937
	Louisiana-Pacific Corp.	2,892,020	6,015,402
*	LSB Industries, Inc.	18,053	133,231
*	Material Sciences Corp.	138,299	193,619
*	Maxxam, Inc.	39,288	359,485
*	Metalico, Inc.	1,089	2,668
* #	Mines Management, Inc.	1,622	2,401
*	Mod-Pac Corp.	26,617	34,469
	Myers Industries, Inc.	295,900	1,855,293
*	Nanophase Technologies Corp.	1,441	1,196
	Neenah Paper, Inc.	58,067	390,791
#	NewMarket Corp.	41,013	1,291,910
	NL Industries, Inc.	234,189	2,707,225
	NN, Inc.	162,400	276,080
*	Northern Technologies International Corp.	36,846	285,188
* #	Northwest Pipe Co.	91,968	3,242,792
	Olympic Steel, Inc.	78,200	1,241,034
*	OM Group, Inc.	200,851	3,892,492
*	OMNOVA Solutions, Inc.	3,338	3,038
#	P.H. Glatfelter Co.	429,800	3,743,558

44

	Penford Corp.	85,554	740,898
*	PolyOne Corp.	316,503	648,831
	Quaker Chemical Corp.	98,329	1,121,934
*	Ready Mix, Inc.	10,563	14,260
*	Rock of Ages Corp.	34,100	63,597
*	Rosetta Resources, Inc.	523,601	3,178,258
	Schweitzer-Maudoit International, Inc.	146,820	3,141,948
*	Solitario Exploration & Royalty Corp.	2,939	3,821
	Spartech Corp.	290,589	921,167
#	Stepan Co.	85,071	3,121,255
*	Stillwater Mining Co.	240	996
*	Symyx Technologies, Inc.	121,592	583,642
	Synalloy Corp.	63,260	346,665
*	U.S. Concrete, Inc.	371,466	1,032,675
*	U.S. Energy Corp.	71,870	135,834
*	UFP Technologies, Inc.	11,800	62,658
*	United States Lime & Minerals, Inc.	61,645	1,297,627
*	Universal Stainless & Alloy Products, Inc.	55,374	802,923
	Vulcan International Corp.	8,251	318,076
	Wausau Paper Corp.	482,100	4,584,771
*	Webco Industries, Inc.	3,750	213,750
*	Williams Industries, Inc.	5,800	8,091
#	Zep, Inc.	56,103	616,572
Total Materials			90,723,602

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	—
* ●	EquiMed, Inc.	132	—
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	164
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
Total Other			2,390

Telecommunication Services — (0.9%)
#	Alaska Communications Systems Group, Inc.	419,255	3,500,779
	Arbinet-thexchange, Inc.	1,222	2,053
* #	Cbeyond, Inc.	75,675	1,191,125
*	Cincinnati Bell, Inc.	72,000	100,080
* #	Cogent Communications Group, Inc.	25,723	171,058
#	Consolidated Communications Holdings, Inc.	127,203	1,432,306
	D&E Communications, Inc.	133,862	935,695
	FairPoint Communications, Inc.	1,970	5,378
* #	FiberTower Corp.	3,733	541
*	General Communications, Inc. Class A	415,728	2,731,333
*	GoAmerica, Inc.	117	386
	Hickory Tech Corp.	123,688	730,996
	IDT Corp.	550,707	201,008
	IDT Corp. Class B	1,579,064	552,672
#	Iowa Telecommunications Services, Inc.	251,477	3,231,479
*	Lynch Interactive Corp.	1	1,769
*	Nexstar Broadcasting Group, Inc.	612	490
*	Occam Networks, Inc.	17,099	45,141
*	PAETEC Holding Corp.	4,387	5,922

45

*	Point.360	42,346	47,428
*	Premiere Global Services, Inc.	623,226	6,039,060
	Shenandoah Telecommunications Co.	36,856	898,549
*	Spark Networks, Inc.	37,151	91,020
	SureWest Communications	132,297	1,350,752
*	Terrestar Corp.	399	200
* #	USA Mobility, Inc.	70,682	747,109
	Warwick Valley Telephone Co.	19,541	172,938
*	Xeta Corp.	85,800	159,588
Total Telecommunication Services			24,346,855

Utilities — (1.8%)
*	AMEN Properties, Inc.	12,375	52,532
	American States Water Co.	165,279	5,713,695
	Artesian Resources Corp. Class A	3,800	59,432
*	Cadiz, Inc.	31,040	288,051
	California Water Service Group	2	87
	Central Vermont Public Service Corp.	124,300	2,809,180
#	CH Energy Group, Inc.	129,508	6,550,515
	Chesapeake Utilities Corp.	65,850	1,907,675
	Connecticut Water Services, Inc.	85,488	1,978,192
	Delta Natural Gas Co., Inc.	20,000	480,000
#	Empire District Electric Co.	300,150	5,330,664
	Energy West, Inc.	17,912	158,163
* #	Environmental Power Corp.	95,593	60,415
	Florida Public Utilities Co.	38,597	400,058
	Laclede Group, Inc.	2	91
	Maine & Maritimes Corp.	26,300	1,042,795
	MGE Energy, Inc.	205,779	6,595,217
	Middlesex Water Co.	115,548	1,912,319
	RGC Resources, Inc.	4,698	121,443
	SJW Corp.	176,422	4,743,988
	Southwest Water Co.	238,602	1,068,937
#	UIL Holdings Corp.	188,281	4,976,267
	Unitil Corp.	83,122	1,679,896
	York Water Co.	26,326	310,384
Total Utilities			48,239,996

TOTAL COMMON STOCKS			2,214,202,951

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	90,551	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	9
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Lantronix, Inc. Warrants 2008	65	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants	2,306	—
*	Valley National Bancorp Warrants 06/30/15	974	3,653
TOTAL RIGHTS/WARRANTS			3,662

46

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,522,286	11,522,286

SECURITIES LENDING COLLATERAL — (18.1%)
§ @	DFA Short Term Investment Fund LP	486,431,895	486,431,895

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $5,278,865 FHLMC 5.500%, 07/01/37, valued at $4,726,322) to be repurchased at $4,588,773	$4,589	4,588,662

TOTAL SECURITIES LENDING COLLATERAL			491,020,557

TOTAL INVESTMENTS - (100.0%)
(Cost $3,662,030,064)##			$2,716,749,456

47

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
	Amcor, Ltd.	1,413,233	$4,783,824
	Amcor, Ltd. Sponsored ADR	77,103	1,034,722
#	APN News & Media, Ltd.	526,344	661,623
	Australia & New Zealand Banking Group, Ltd.	3,302,749	27,407,208
	AXA Asia Pacific Holdings, Ltd.	1,686,544	4,983,128
#	Bendigo Bank, Ltd.	198,194	1,245,473
	BlueScope Steel, Ltd.	1,761,980	3,873,021
#	Boral, Ltd.	1,165,887	2,407,802
#	Caltex Australia, Ltd.	265,507	1,455,724
	Commonwealth Bank of Australia	2,119,091	36,005,828
#	Crown, Ltd.	171,766	594,192
#	CSR, Ltd.	2,414,935	2,137,656
	Downer EDI, Ltd.	522,335	1,161,375
#	Fairfax Media, Ltd.	2,026,771	1,779,757
	Foster’s Group, Ltd.	4,257,295	14,640,175
	Goodman Fielder, Ltd.	2,290,858	2,205,388
#	Harvey Norman Holdings, Ltd.	113,157	150,624
	Insurance Australia Group, Ltd.	2,728,706	6,665,975
	Lend Lease Corp., Ltd.	666,410	2,815,258
#	Macquarie Group, Ltd.	71,639	1,145,324
	Metcash, Ltd.	400,000	1,057,573
#	National Australia Bank, Ltd.	3,087,538	36,415,331
	Onesteel, Ltd.	1,520,970	2,290,041
	OZ Minerals, Ltd.	1,644,020	574,536
#	Qantas Airways, Ltd.	2,144,492	3,284,680
#	QBE Insurance Group, Ltd.	41,746	627,779
#	Seven Network, Ltd.	195,723	735,786
	Sims Metal Management, Ltd.	2	21
	Suncorp-Metway, Ltd.	1,364,610	6,359,170
	TABCORP Holdings, Ltd.	1,277,891	5,439,769
	Toll Holdings, Ltd.	206,171	706,720
	Washington H. Soul Pattinson & Co., Ltd.	113,801	620,866
	Wesfarmers, Ltd.	174,331	1,694,633

TOTAL — AUSTRALIA			176,960,982

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Erste Group Bank AG	303,609	4,559,914
	OMV AG	443,854	12,648,614
	Voestalpine AG	180,281	3,484,756

TOTAL — AUSTRIA			20,693,284

1

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Delhaize Group	201,237	12,931,541
#	Delhaize Group Sponsored ADR	52,900	3,393,535
#	Dexia SA	1,490,720	4,642,790
	Solvay SA	49,655	3,507,459
#	UCB SA	278,888	8,664,202
TOTAL COMMON STOCKS			33,139,527

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	116

TOTAL — BELGIUM			33,139,643

CANADA — (6.9%)
COMMON STOCKS — (6.9%)
	Addax Petroleum Corp.	34,300	548,241
	Astral Media, Inc. Class A	40,138	853,659
#	Bank of Montreal	364,600	9,886,198
	Barrick Gold Corp.	1,226,832	46,161,899
	BCE, Inc.	572,125	11,715,440
#	Canadian Pacific Railway, Ltd.	329,797	10,010,230
#	Canadian Tire Corp. Class A	166,647	5,558,297
	Canadian Utilities, Ltd. Class A	1,600	51,878
*	Celestica, Inc.	96,800	423,907
*	CGI Group, Inc.	572,389	4,635,126
	Cogeco Cable, Inc.	11,700	329,365
*	Domtar Corp.	315,000	475,229
	E-L Financial Corp., Ltd.	600	185,028
	Empire Co., Ltd. Class A	65,500	2,771,698
	EnCana Corp.	560,598	24,947,468
	Ensign Energy Services, Inc.	9,800	82,955
#	Fairfax Financial Holdings, Inc.	46,500	15,126,483
	George Weston, Ltd.	107,600	5,732,524
	Gerdau Ameristeel Corp.	403,761	2,377,292
	Goldcorp, Inc.	730,500	21,636,502
	Industrial Alliance Insurance & Financial Services, Inc.	140,300	2,257,386
#	ING Canada, Inc.	128,700	3,463,486
	Jean Coutu Group PJC, Inc. Class A	307,800	2,080,866
	Loblaw Companies, Ltd.	184,013	5,210,138
#	Magna International, Inc. Class A	243,268	6,810,512
#	Manitoba Telecom Services, Inc.	40,500	1,183,046
#	Manulife Financial Corp.	771,400	12,807,914
*	MDS, Inc.	166,464	1,303,204
	Methanex Corp.	23,300	180,130
	Metro, Inc. Class A	137,300	4,389,121
#	National Bank of Canada	254,700	7,107,714
#	Onex Corp.	168,200	2,330,453

2

	Petro-Canada	1,205,300	26,135,720
#	Power Corp. of Canada, Ltd.	456,696	7,876,959
	Quebecor, Inc. Class B	70,700	945,549
*	Sino-Forest Corp.	55,300	414,891
#	Sun Life Financial, Inc.	1,262,400	25,695,824
	Talisman Energy, Inc.	294,500	2,788,294
	Teck Cominco Class B	614,800	2,376,475
#	Thomson Reuters Corp.	404,700	9,900,917
#	Toronto Dominion Bank	304,700	9,889,549
#	TransCanada Corp.	412,302	11,088,864
*	Viterra, Inc.	381,473	2,877,574
#	Yamana Gold, Inc.	1,003,800	8,136,817

TOTAL — CANADA			320,760,822

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	3,132	14,969,933
	Carlsberg A.S. Series B	133,750	4,419,654
#	Dampskibsselsk Torm A.S.	29,600	317,150
	Dampskibsselskabet Torm A.S. ADR	15,086	162,627
#	Danisco A.S.	107,780	3,956,115
	Danske Bank A.S.	965,053	9,691,296
*	Jyske Bank A.S.	93,150	2,110,734
	Sydbank A.S.	71,200	947,191

TOTAL — DENMARK			36,574,700

FINLAND — (0.8%)
COMMON STOCKS — (0.8%)
	Fortum Oyj	277,876	5,421,160
#	Kesko Oyj	152,447	3,747,415
	Outokumpu Oyj Series A	333,313	3,797,052
	Pohjola Bank P.L.C.	117,000	1,370,044
	Sampo Oyj	491,593	7,891,339
	Stora Enso Oyj Series R	1,044,151	6,362,603
	Stora Enso Oyj Sponsored ADR	91,500	558,150
	UPM-Kymmene Oyj	973,841	9,201,751
	UPM-Kymmene Oyj Sponsored ADR	69,300	649,341

TOTAL — FINLAND			38,998,855

FRANCE — (8.3%)
COMMON STOCKS — (8.3%)
#	Air France-KLM	250,260	2,393,716
	AXA SA	2,818,397	44,386,378
#	AXA SA Sponsored ADR	124,100	1,998,010
	BNP Paribas SA	1,615,427	61,670,350
	Capgemini SA	259,094	8,903,320
	Casino Guichard Perrachon SA	90,782	5,948,570
#	Ciments Francais SA	26,702	2,039,430
	CNP Assurances	72,302	4,812,087
#	Compagnie de Saint-Gobain	580,915	19,624,134

3

	Compagnie Generale des Establissements Michelin Series B	211,913	8,284,447
	Credit Agricole SA	1,759,114	21,294,491
	Euler Hermes SA	10,758	383,924
#	European Aeronautic Defence & Space Co.	676,746	11,778,892
#	France Telecom SA	829,338	18,584,585
	France Telecom SA Sponsored ADR	123,605	2,777,404
#	Lafarge SA	319,678	14,682,935
	Lagardere SCA	238,722	9,081,190
	Nexans SA	8,775	502,652
	Peugeot SA	325,797	5,511,064
#	PPR SA	156,369	7,882,271
	Remy Cointreau SA	41	1,089
	Renault SA	383,543	7,389,587
	Safran SA	312,438	3,895,919
	Schneider Electric SA	288,328	18,246,223
	SCOR SE (4797364)	6	15
	SCOR SE (B1LB9P6)	193,766	3,929,621
	Societe Generale Paris	720,688	30,133,746
#	STMicroelectronics NV	903,809	4,668,264
	Vivendi SA	2,482,257	63,944,228

TOTAL — FRANCE			384,748,542

GERMANY — (8.7%)
COMMON STOCKS — (8.7%)
	Allianz SE	442,712	37,085,101
	Allianz SE Sponsored ADR	2,834,240	23,609,219
#	Bayerische Motoren Werke AG	709,047	16,815,217
	Bilfinger Berger AG	9,399	396,644
	Celesio AG	131,969	2,846,265
#	Commerzbank AG	1,089,462	4,980,637
#	Daimler AG	1,684,003	47,203,637
#	Daimler AG Sponsored ADR	163,964	4,589,352
#	Deutsche Bank AG	774,190	20,172,159
#	Deutsche Bank AG ADR	128,363	3,292,511
	Deutsche Lufthansa AG	395,567	4,794,318
#	Deutsche Postbank AG	14,003	168,124
	Deutsche Telekom AG	2,621,866	31,839,778
	Deutsche Telekom AG Sponsored ADR	2,705,150	32,570,006
	E.ON AG	1,481,013	48,025,975
#	E.ON AG Sponsored ADR	1,091,708	34,967,407
#	Fraport AG	41,329	1,546,119
#	Generali Deutschland Holding AG	33,484	2,675,386
	Hannover Rueckversicherung AG	110,141	3,293,653
#	Heidelberger Zement AG	31,811	1,225,552
	Hochtief AG	8,774	301,635
	Linde AG	133,956	8,994,674
	Munchener Rueckversicherungs-Gesellschaft AG	388,934	51,364,759
# *	Porsche Automobil Holding SE	87,512	5,128,927
	Salzgitter AG	47,551	3,445,828
	SCA Hygiene Products AG	3,195	1,184,426
#	Suedzucker AG	102,666	1,616,676

4

#	ThyssenKrupp AG	393,850	8,017,728
	TUI AG	320,226	2,668,077

TOTAL — GERMANY			404,819,790

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	285,278	442,945
	Alpha Bank A.E.	214,210	1,790,311
	EFG Eurobank Ergasias S.A.	60,000	375,231
	Hellenic Petroleum S.A.	580,801	4,176,942
*	Marfin Financial Group S.A.	75,263	277,555
#	National Bank of Greece S.A. ADR	619,230	2,006,305
	Piraeus Bank S.A.	170,906	1,129,473

TOTAL — GREECE			10,198,762

HONG KONG — (3.0%)
COMMON STOCKS — (3.0%)
	C C Land Holdings, Ltd.	790,000	193,373
#	Cathay Pacific Airways, Ltd.	2,703,000	3,134,825
	Cheung Kong Holdings, Ltd.	3,224,000	29,746,702
*	China Citic Bank	1,425,000	528,687
	Dah Sing Banking Group, Ltd.	306,964	217,334
	Dah Sing Financial Holdings, Ltd.	194,400	475,519
	Great Eagle Holdings, Ltd.	521,233	637,037
#	Hang Lung Group, Ltd.	2,202,000	7,092,387
	Henderson Land Development Co., Ltd.	1,855,000	7,085,791
#	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	841,229
	Hopewell Holdings, Ltd.	1,413,000	4,630,754
	Hutchison Whampoa, Ltd.	5,472,000	27,843,128
	Hysan Development Co., Ltd.	1,441,191	2,337,595
#	Kingboard Chemical Holdings, Ltd.	1,145,500	1,844,068
#	MTR Corp., Ltd.	2,813,040	6,718,306
#	New World China Land, Ltd.	1,963,600	489,392
	New World Development Co., Ltd.	4,109,128	3,895,061
	Pacific Basin Shipping, Ltd.	301,000	154,333
#	Sino Land Co., Ltd.	2,559,315	2,453,867
	Sun Hung Kai Properties, Ltd.	2,528,000	22,396,496
	Wharf Holdings, Ltd.	3,509,740	8,672,511
#	Wheelock and Co., Ltd.	3,482,000	6,124,775
	Wheelock Properties, Ltd.	1,565,000	582,597

TOTAL — HONG KONG			138,095,767

IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
	Allied Irish Banks P.L.C. (0019783)	932,956	1,364,676
	Allied Irish Banks P.L.C. (4020684)	286,577	410,804
#	Allied Irish Banks P.L.C. Sponsored ADR	391,037	1,071,441

TOTAL — IRELAND			2,846,921

5

ITALY — (2.1%)
COMMON STOCKS — (2.1%)
#	Banca Monte Dei Paschi di Siena SpA	2,415,790	3,464,521
	Banca Popolare di Milano Scarl	982,340	5,012,772
	Banco Popolare Scarl	227,880	1,299,677
	Fondiaria - Sai SpA	167,605	2,614,432
	Intesa Sanpaolo SpA	6,116,244	19,275,623
#	Italcementi SpA	273,413	2,554,299
	Pirelli & Co. SpA	6,030,909	1,725,454
	Telecom Italia SpA	4,286,450	5,266,988
	Telecom Italia SpA Sponsored ADR	1,853,000	22,884,550
	UniCredito Italiano SpA	10,088,794	17,751,544
	Unione di Banche Italiane ScpA	1,217,527	15,151,797
	Unipol Gruppo Finanziario SpA	1,822,774	2,719,881

TOTAL — ITALY			99,721,538

JAPAN — (15.8%)
COMMON STOCKS — (15.8%)
	AEON Co., Ltd.	320,300	2,572,099
	Aioi Insurance Co., Ltd.	1,178,735	5,760,032
	Aisin Seiki Co., Ltd.	186,700	2,511,048
	Ajinomoto Co., Inc.	1,130,000	9,731,509
	Amada Co., Ltd.	631,000	3,015,589
	Aoyama Trading Co., Ltd.	105,500	1,543,693
*	Aozora Bank, Ltd.	681,000	760,513
	Asahi Glass Co., Ltd.	1,251,000	6,533,156
#	Asatsu-DK, Inc.	32,500	647,099
	Bridgestone Corp.	954,300	12,130,966
	Canon Marketing Japan, Inc.	124,900	1,837,614
	Chudenko Corp.	41,100	713,322
	Chuo Mitsui Trust Holdings, Inc.	637,000	2,505,715
	Citizen Holdings Co., Ltd.	377,500	1,536,857
#	Coca-Cola West Co., Ltd.	65,907	1,356,892
	Comsys Holdings Corp.	149,000	1,256,141
	Cosmo Oil Co., Ltd.	1,019,364	2,711,411
#	Credit Saison Co., Ltd.	104,500	1,025,105
	Dai Nippon Printing Co., Ltd.	1,093,000	10,670,739
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,855,347
	Daicel Chemical Industries, Ltd.	515,000	2,263,632
#	Daido Steel Co., Ltd.	398,000	1,087,177
	Daiwa House Industry Co., Ltd.	916,000	8,196,008
	Denso Corp.	7,500	135,890
#	Dentsu, Inc.	52,700	905,626
	DIC Corp.	596,000	963,751
#	Ebara Corp.	253,000	458,551
# *	Elpida Memory, Inc.	112,900	795,497
	Fuji Electric Holdings Co., Ltd.	781,780	931,675
	Fuji Heavy Industries, Ltd.	1,047,000	3,017,417
	FUJIFILM Holdings Corp.	1,077,300	23,553,321
	Fujikura, Ltd.	609,000	1,665,817
	Fukuoka Financial Group, Inc.	1,446,000	4,850,081

6

	Glory, Ltd.	75,400	1,295,083
	Gunze, Ltd.	248,000	867,950
#	H2O Retailing Corp.	198,000	1,435,365
#	Hakuhodo Dy Holdings, Inc.	12,670	566,412
	Hankyu Hanshin Holdings, Inc.	1,180,000	6,460,993
	Heiwa Corp.	81,500	763,604
	Hino Motors, Ltd.	217,000	381,810
	Hitachi Chemical Co., Ltd.	53,500	582,765
	Hitachi Transport System, Ltd.	111,000	1,374,349
	Hitachi, Ltd.	6,574,000	20,052,384
	Hitachi, Ltd. Sponsored ADR	140,900	4,249,544
	House Foods Corp.	117,000	1,944,534
	Idemitsu Kosan Co., Ltd.	40,100	2,616,789
	IHI Corp.	149,000	173,043
*	Isetan Mitsukoshi Holdings, Ltd.	27,300	196,125
	JS Group Corp.	548,300	7,309,490
	JTEKT Corp.	204,200	1,262,091
#	Juroku Bank, Ltd.	400,000	1,828,528
	Kajima Corp.	1,395,000	3,679,328
#	Kamigumi Co., Ltd.	488,000	3,866,522
#	Kandenko Co., Ltd.	129,000	956,647
	Kaneka Corp.	580,542	3,104,372
	Kansai Paint Co., Ltd.	111,000	560,144
	Kinden Corp.	285,000	2,515,823
	Kissei Pharmaceutical Co., Ltd.	30,000	772,481
	Kuraray Co., Ltd.	107,000	841,728
	Kyocera Corp.	327,900	21,049,806
	Kyocera Corp. Sponsored ADR	13,600	865,096
#	Mabuchi Motor Co., Ltd.	36,300	1,362,089
#	Marui Group Co., Ltd.	542,642	2,804,889
	Mazda Motor Corp.	1,759,000	2,726,893
	Meiji Dairies Corp.	88,000	413,101
#	Meiji Seika Kaisha, Ltd.	408,000	1,665,920
	Mitsubishi Chemical Holdings Corp.	1,942,500	7,961,299
#	Mitsubishi Gas Chemical Co., Inc.	246,000	977,180
#	Mitsubishi Heavy Industries, Ltd.	6,023,000	22,758,661
	Mitsubishi Logistics Corp.	146,000	1,482,917
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,425,549
	Mitsubishi UFJ Financial Group, Inc. ADR	857,000	4,713,500
#	Mitsui Chemicals, Inc.	1,302,800	3,744,922
	Mitsui Mining and Smelting Co., Ltd.	915,000	1,644,617
	Mitsui Sumitomo Insurance Group Holdings, Inc.	753,600	19,533,256
	Musashino Bank, Ltd.	37,500	1,289,887
	Nagase & Co., Ltd.	235,889	2,091,167
	NEC Corp.	4,453,101	11,873,135
#	NGK Spark Plug Co., Ltd.	330,000	2,536,909
	Nippon Express Co., Ltd.	1,363,000	4,878,670
	Nippon Kayaku Co., Ltd.	128,000	578,703
	Nippon Meat Packers, Inc.	220,536	2,778,632
	Nippon Mining Holdings, Inc.	1,731,500	6,297,419
	Nippon Mitsubishi Oil Corp.	2,732,050	11,871,629
	Nippon Paper Group, Inc.	156,300	4,641,929

7

	Nippon Sheet Glass Co., Ltd.	1,108,739	2,712,799
#	Nippon Shokubai Co., Ltd.	231,000	1,537,298
	Nippon Television Network Corp.	9,400	964,694
	Nipponkoa Insurance Co., Ltd.	848,000	6,935,413
#	Nipro Corp.	42,000	629,142
	Nishi-Nippon Bank, Ltd.	1,193,569	2,929,343
	Nissan Motor Co., Ltd.	3,567,800	10,748,273
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,031,613
	Nisshin Seifun Group, Inc.	64,000	695,583
#	Nisshin Steel Co., Ltd.	1,226,000	2,048,280
#	Nisshinbo Industries, Inc.	305,000	2,226,954
	NOK Corp.	112,600	791,120
	NSK, Ltd.	343,000	1,100,968
#	Obayashi Corp.	1,282,000	6,026,659
	Oji Paper Co., Ltd.	1,756,000	8,335,004
	Onward Holdings Co., Ltd.	278,000	1,886,103
	Panasonic Corp.	763,135	9,258,853
	Panasonic Electric Works Co., Ltd.	616,000	4,839,675
#	Q.P. Corp.	135,900	1,760,093
#	Rengo Co., Ltd.	254,000	1,743,561
	Ricoh Co., Ltd.	905,000	11,044,332
	Rohm Co., Ltd.	178,000	8,840,452
	Sanwa Holdings Corp.	238,000	813,554
	Sapporo Hokuyo Holdings, Inc.	428,000	1,523,949
*	SBI Holdings, Inc.	4,057	490,020
#	Sega Sammy Holdings, Inc.	373,300	4,723,205
	Seiko Epson Corp.	249,600	3,168,513
#	Seino Holdings Co., Ltd.	295,000	1,429,310
	Sekisui Chemical Co., Ltd.	689,000	3,834,680
	Sekisui House, Ltd.	1,131,000	9,499,464
	Shiga Bank, Ltd.	326,185	1,942,735
#	Shimachu Co., Ltd.	70,700	1,506,569
	Shimizu Corp.	1,099,000	4,957,961
	Shinko Securities Co., Ltd.	889,088	1,773,096
#	Shinsei Bank, Ltd.	394,000	503,293
	Shizuoka Bank, Ltd.	943,000	9,832,112
	Showa Denko K.K.	500,000	664,411
	Showa Shell Sekiyu K.K.	36,200	338,920
#	Sohgo Security Services Co., Ltd.	101,300	960,626
	Sojitz Corp.	1,875,200	2,873,176
	Sompo Japan Insurance, Inc.	1,881,000	11,729,130
	Sony Corp.	652,500	12,716,662
	Sony Corp. Sponsored ADR	862,281	16,573,041
#	Sumco Corp.	164,500	2,128,313
#	Sumitomo Bakelite Co., Ltd.	347,000	1,374,887
	Sumitomo Chemical Co., Ltd.	910,000	2,883,516
#	Sumitomo Corp.	1,698,800	15,373,253
	Sumitomo Electric Industries, Ltd.	1,567,000	11,795,073
	Sumitomo Forestry Co., Ltd.	158,000	1,133,564
	Sumitomo Rubber Industries, Ltd.	256,500	1,611,177
	Sumitomo Trust & Banking Co., Ltd.	2,774,000	13,602,155
	Suzuken Co., Ltd.	25,000	644,565

8

#	Taiheiyo Cement Corp.	1,638,800	2,245,512
	Taisei Corp.	1,831,703	4,044,567
	Taisho Pharmaceutical Co., Ltd.	166,000	3,388,458
#	Takashimaya Co., Ltd.	299,000	2,011,924
	TDK Corp.	234,800	8,816,167
	Teijin, Ltd.	1,866,862	4,485,411
	The 77 Bank, Ltd.	737,372	3,701,042
#	The Awa Bank, Ltd.	246,600	1,603,655
#	The Bank of Iwate, Ltd.	19,600	1,231,701
	The Bank of Kyoto, Ltd.	353,400	3,719,145
	The Bank of Nagoya, Ltd.	213,000	1,252,329
	The Chiba Bank, Ltd.	823,000	4,617,013
	The Chugoku Bank, Ltd.	240,800	3,385,338
	The Daishi Bank, Ltd.	573,932	2,444,422
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	334,498
	The Gunma Bank, Ltd.	585,397	3,390,178
	The Hachijuni Bank, Ltd.	993,231	5,561,292
	The Higo Bank, Ltd.	376,000	2,191,222
	The Hiroshima Bank, Ltd.	719,000	3,055,937
	The Hokkoku Bank, Ltd.	435,409	1,569,476
	The Hyakugo Bank, Ltd.	475,028	2,556,354
	The Hyakujishi Bank, Ltd.	329,000	1,714,169
	The Iyo Bank, Ltd.	340,000	4,002,971
#	The Joyo Bank, Ltd.	1,509,000	8,183,693
	The Kagoshima Bank, Ltd.	358,143	2,753,166
	The Keiyo Bank, Ltd.	317,000	1,552,090
#	The Nanto Bank, Ltd.	317,000	1,711,744
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,630,674
	The San-in Godo Bank, Ltd.	309,900	2,378,339
#	Toda Corp.	385,000	1,323,834
	Tokio Marine Holdings, Inc.	1,457,311	38,599,721
	Tokuyama Corp.	382,000	2,276,016
	Tokyo Steel Manufacturing Co., Ltd.	191,400	1,876,077
#	Toppan Forms Co., Ltd.	48,500	531,479
#	Toppan Printing Co., Ltd.	1,176,000	7,918,839
	Toshiba TEC Corp.	181,000	538,808
	Tosoh Corp.	884,000	1,852,898
	Toyo Seikan Kaisha, Ltd.	342,249	5,073,050
#	Toyobo Co., Ltd.	743,000	1,063,177
	Toyoda Gosei Co., Ltd.	34,400	389,539
	Toyota Auto Body Co., Ltd.	105,100	1,401,525
	Toyota Tsusho Corp.	97,300	872,703
	TV Asahi Corp.	755	950,392
	UNY Co., Ltd.	323,750	2,691,000
#	Wacoal Corp.	135,000	1,759,079
#	Yamaguchi Financial Group, Inc.	362,148	4,023,007
	Yamaha Corp.	285,400	2,496,333
	Yamaha Motor Co., Ltd.	269,600	2,528,895
	Yamanashi Chuo Bank, Ltd.	241,000	1,403,284
	Yokogawa Electric Corp.	274,000	1,245,849
	Yokohama Rubber Co., Ltd.	410,000	1,440,427

TOTAL — JAPAN			738,400,530

9

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

	NETHERLANDS — (3.8%)
	COMMON STOCKS — (3.8%)
	Aegon NV	3,202,429	16,747,913
#	ArcelorMittal	1,877,993	42,025,275
#	Heineken Holding NV	74,614	1,993,838
	ING Groep NV	3,093,625	25,531,751
	ING Groep NV Sponsored ADR	538,200	4,483,206
	Koninklijke Ahold NV	1,318,845	15,813,661
	Koninklijke DSM NV	443,200	10,620,208
	Koninklijke Philips Electronics NV	3,192,970	58,035,649
	Koninklijke Philips Electronics NV ADR	133,700	2,432,003
*	Reinet Investments SCA	92,359	863,268

	TOTAL — NETHERLANDS		178,546,772

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Contact Energy, Ltd.	1,263,902	4,375,127
	Fletcher Building, Ltd.	685,164	1,940,189

	TOTAL — NEW ZEALAND		6,315,316

	NORWAY — (0.8%)
	COMMON STOCKS — (0.8%)
	Bonheur ASA	300	5,479
	DnB NOR ASA Series A	2,507,294	8,502,913
# *	Marine Harvest	5,652,000	1,219,517
	Norsk Hydro ASA	1,764,614	6,289,039
	Norsk Hydro ASA Sponsored ADR	59,900	210,848
	Orkla ASA	2,700,350	17,949,638
	Storebrand ASA	713,900	1,815,912
	Wilh. Wilhelmsen ASA	11,850	135,529

	TOTAL — NORWAY		36,128,875

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
#	Banco BPI SA	275,646	522,350
# *	Banco Comercial Portugues SA	2,165,518	2,205,862
#	Banco Espirito Santo SA	320,446	2,121,032
#	Cimpor Cimentos de Portugal SA	129,009	597,946

	TOTAL — PORTUGAL		5,447,190

10

SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
#	DBS Group Holdings, Ltd.	4,164,750	23,977,776
	Fraser & Neave, Ltd.	2,351,450	4,409,787
	Jardine Cycle & Carriage, Ltd.	179,324	1,262,560
#	Neptune Orient Lines, Ltd.	942,000	686,861
	Overseas Chinese Banking Corp., Ltd.	3,086,000	10,358,693
#	Singapore Airlines, Ltd.	1,301,600	9,512,589
	Singapore Land, Ltd.	603,000	1,311,291
	United Industrial Corp., Ltd.	1,391,000	1,129,317
	United Overseas Bank, Ltd.	528,000	4,097,376
	UOL Group, Ltd.	1,376,600	1,755,627
	Venture Corp., Ltd.	85,000	226,520
#	Wheelock Properties, Ltd.	526,000	342,848

TOTAL — SINGAPORE			59,071,245

SPAIN — (4.3%)
COMMON STOCKS — (4.3%)
	Acciona SA	68,193	7,681,279
#	Acerinox SA	464,577	6,052,285
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	379,800	3,528,342
#	Banco de Sabadell SA	2,431,718	12,177,267
#	Banco Espanol de Credito SA	264,996	2,415,161
#	Banco Pastor SA	320,162	1,898,282
#	Banco Popular Espanol SA	1,821,410	12,481,100
#	Banco Santander Central Hispano SA	7,025,356	56,849,784
#	Banco Santander SA Sponsored ADR	4,318,476	33,856,852
#	Bankinter SA	210,353	1,816,734
	Fomento de Construcciones y Contratas SA	79,185	2,063,883
	Gas Natural SDG SA	212,029	5,091,741
	Grupo Catalana Occidente SA	93,439	1,425,224
#	Grupo Ferrovial SA	211,889	5,619,224
	Iberia Lineas Aereas de Espana SA	617,500	1,422,778
#	Mapfre SA	732,775	2,065,124
	Repsol YPF SA	1,204,043	21,503,792
	Repsol YPF SA Sponsored ADR	1,302,917	23,152,835
#	Sacyr Vallehermoso SA	73,486	626,710

TOTAL — SPAIN			201,728,397

SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
#	Electrolux AB Series B	460,347	3,314,318
	Holmen AB Series A	6,300	133,980
#	Holmen AB Series B	146,100	2,986,601
	Nordea Bank AB	4,247,718	22,459,627
#	Skandinaviska Enskilda Banken AB Series A	754,466	3,209,588
#	Skandinaviska Enskilda Banken AB Series C	9,800	40,704
	Skanska AB Series B	449,400	3,826,945
	SSAB Svenskt Stal AB Series A	427,300	3,000,087
#	SSAB Svenskt Stal AB Series B	131,700	865,224

11

	Svenska Cellulosa AB	57,000	445,159
	Svenska Cellulosa AB Series B	1,331,900	10,391,791
	Svenska Handelsbanken AB Series A	740,000	8,067,180
#	Swedbank AB Series A	349,300	1,224,349
	Tele2 AB Series B	476,500	3,840,429
	Telefonaktiebolaget LM Erricson Sponsored ADR	1,431,356	11,436,535
	TeliaSonera AB	3,790,500	16,622,067
	Volvo AB Series A	898,101	3,657,178
#	Volvo AB Series B	1,028,966	4,102,113

TOTAL — SWEDEN			99,623,875

SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
	Adecco SA	413,827	13,892,599
	Baloise-Holding AG	200,163	12,417,940
	Banque Cantonale Vaudoise	7,063	1,980,886
*	Compagnie Financiere Richemont SA Series A	1,139,103	16,695,190
	Credit Suisse Group AG	1,755,349	44,799,188
	Credit Suisse Group AG Sponsored ADR	651,192	16,598,884
#	Givaudan SA	13,556	9,181,980
	Holcim, Ltd.	439,566	17,722,502
	Julius Baer Holdings, Ltd. AG	38,097	1,129,783
#	PSP Swiss Property AG	95,780	4,053,607
	St. Galler Kantonalbank	8,925	2,926,910
	Sulzer AG	15,000	745,670
#	Swatch Group AG	28,715	3,197,817
	Swiss Life Holding AG	123,557	6,701,608
	Swiss Re	738,155	19,583,973
	Syngenta AG	92,793	17,945,236
*	UBS AG	2,009,944	25,205,314
	Zurich Financial SVCS AG	316,130	57,001,959

TOTAL — SWITZERLAND			271,781,046

UNITED KINGDOM — (16.9%)
COMMON STOCKS — (16.9%)
	Anglo American P.L.C.	1,329,421	23,914,235
	Arriva P.L.C.	105,930	699,826
	Associated British Foods P.L.C.	1,870,707	17,902,534
	Aviva P.L.C.	6,571,996	29,689,870
	Banco Santander SA	149,432	1,188,525
#	Barclays P.L.C. Sponsored ADR	2,451,654	13,998,944
	British Airways P.L.C.	2,965,957	5,117,330
	Cable and Wireless P.L.C.	3,245,829	7,352,201
	Cadbury P.L.C. Sponsored ADR	56,000	1,808,800
	Carnival P.L.C.	658,867	12,002,517
#	Carnival P.L.C. ADR	218,000	3,934,900
*	easyJet P.L.C.	687,918	2,963,718
	Friends Provident P.L.C.	5,399,716	6,442,165
#	HSBC Holdings P.L.C. Sponsored ADR	2,283,525	88,692,111
	International Power P.L.C.	3,905,403	15,317,306

12

	Investec P.L.C.	1,003,281	3,614,769
	ITV P.L.C.	11,111,390	4,403,613
	Kingfisher P.L.C.	12,172,495	24,361,668
	Ladbrokes P.L.C.	1,091,195	2,847,475
	Legal and General Group P.L.C.	15,758,133	14,019,521
	Lloyds Banking Group P.L.C.	119,495	155,666
	Meggitt P.L.C.	2,354,842	4,697,122
	Mondi P.L.C.	1,101,221	2,903,216
	Old Mutual P.L.C.	7,283,170	5,486,921
	Pearson P.L.C.	820,157	7,830,358
	Pearson P.L.C. Sponsored ADR	1,817,509	17,284,511
	Rexam P.L.C.	3,248,785	14,589,473
*	Rolls-Royce Group P.L.C.	2,134,501	10,189,340
	Royal Bank of Scotland Group P.L.C.	15,142,602	4,767,292
#	Royal Dutch Shell P.L.C. ADR	1,402,341	67,073,970
	RSA Insurance Group P.L.C.	12,939,111	24,552,795
	SABmiller P.L.C.	1,174,082	19,178,320
	Sainsbury (J.) P.L.C.	4,805,106	23,063,099
	Schroders P.L.C.	123,678	1,360,624
	Schroders P.L.C. Non-Voting	63,155	584,369
	Standard Chartered P.L.C.	927,972	11,725,524
	Thomas Cook Group P.L.C.	1,861,207	5,129,544
#	Thomson Reuters P.L.C.	1,137,914	22,878,017
	Tomkins P.L.C. Sponsored ADR	330,800	2,229,592
	Vodafone Group P.L.C.	48,881,367	90,788,078
	Vodafone Group P.L.C. Sponsored ADR	6,370,018	118,418,635
	Whitbread P.L.C.	898,551	10,612,989
	William Morrison Supermarkets P.L.C.	6,906,878	26,979,090
*	WPP P.L.C.	1,259,793	7,086,937
*	WPP P.L.C. Sponsored ADR	24,445	683,727
	Xstrata P.L.C.	648,354	5,297,069

TOTAL — UNITED KINGDOM			785,818,306

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $2,765,000 FHLMC 6.50%, 08/01/37, valued at $2,373,997) to be repurchased at $2,338,037	$2,338	2,338,000

		Shares
SECURITIES LENDING COLLATERAL — (13.0%)
§ @	DFA Short Term Investment Fund LP	603,432,861	603,432,861

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $4,568,244) to be repurchased at $4,478,778	$4,479	4,478,670
TOTAL SECURITIES LENDING COLLATERAL			607,911,531

TOTAL INVESTMENTS - (100.0%)
(Cost $7,478,491,215)##			$4,660,670,689

13

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (75.4%)
Consumer Discretionary — (15.4%)
* #	ABILIT Corp.	584,700	$979,310
	Aeon Fantasy Co., Ltd.	60,432	539,301
	Aichi Machine Industry Co., Ltd.	285,000	515,542
	Aigan Co., Ltd.	61,600	308,640
#	Aisan Industry Co., Ltd.	163,100	726,052
#	Akebono Brake Industry Co., Ltd.	333,500	1,348,896
#	Alpha Corp.	31,700	216,235
	Alpine Electronics, Inc.	225,500	1,592,658
#	Amiyaki Tei Co., Ltd.	239	348,571
#	Amuse, Inc.	25,000	314,049
	Anrakutei Co., Ltd.	50,000	227,374
	AOI Advertising Promotion, Inc.	39,000	144,448
	AOKI Holdings, Inc.	148,200	1,657,171
	Aoyama Trading Co., Ltd.	95,000	1,390,056
	Asti Corp.	50,000	67,902
	Atom Corp.	129,700	462,037
#	Atsugi Co., Ltd.	701,000	1,064,580
#	Autobacs Seven Co., Ltd.	44,200	1,184,682
#	Avex Group Holdings, Inc.	151,400	1,551,306
#	Best Denki Co., Ltd.	273,000	876,262
	Calsonic Kansei Corp.	506,000	532,882
*	Carchs Holdings Co., Ltd.	710,600	236,264
	Catena Corp.	92,000	233,348
#	Chiyoda Co., Ltd.	141,200	2,410,999
#	Chofu Seisakusho Co., Ltd.	119,100	2,615,635
*	Chori Co., Ltd.	658,000	798,687
	Chuo Spring Co., Ltd.	205,000	594,420
#	Clarion Co., Ltd.	689,000	430,545
#	Cleanup Corp.	139,900	625,180
#	Colowide Co., Ltd.	200,450	1,193,219
	Corona Corp.	98,500	999,634
	Cross Plus, Inc.	22,000	280,458
#	Cybozu, Inc.	615	114,000
	Daido Kogyo Co., Ltd.	145,000	229,907
#	Daidoh, Ltd.	125,600	941,812
	Daifuku Co., Ltd.	192,500	979,706
#	Daikoku Denki Co., Ltd.	49,400	786,145
	Daikyo, Inc.	368,000	236,353
	Daimaruenawin Co., Ltd.	400	2,172
	Dainichi Co., Ltd.	57,700	328,977
	Daisyo Corp.	72,300	1,189,501
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	7,672
#	Daiwa Seiko, Inc.	433,000	631,285

1

#	Daiwabo Co., Ltd.	466,000	1,562,140
	DCM Japan Holdings Co., Ltd.	241,300	1,417,415
#	Descente, Ltd.	263,000	1,061,613
#	Doshisha Co., Ltd.	64,900	863,891
	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,953,352
	Dynic Corp.	127,000	167,796
#	Eagle Industry Co., Ltd.	139,000	417,217
* #	Econach Co., Ltd.	177,000	85,832
#	Edion Corp.	266,500	1,237,292
	Eikoh, Inc.	41,800	128,370
	Exedy Corp.	120,500	1,376,233
	F&A Aqua Holdings, Inc.	60,638	624,127
	Fine Sinter Co., Ltd.	49,000	97,355
	Foster Electric Co., Ltd.	81,900	524,103
#	France Bed Holdings Co., Ltd.	804,000	1,228,393
#	Fuji Co., Ltd.	113,200	2,166,664
#	Fuji Corp., Ltd.	113,900	358,970
#	Fuji Kiko Co., Ltd.	151,000	148,304
#	Fuji Kyuko Co., Ltd.	357,000	1,578,932
	Fuji Oozx, Inc.	6,000	16,864
	Fujibo Holdings, Inc.	46,000	40,807
*	Fujii & Co., Ltd.	44,000	490
	Fujikura Rubber, Ltd.	74,000	235,909
#	Fujita Kanko, Inc.	402,100	1,593,575
	Fujitsu Business Systems, Ltd.	81,900	1,217,206
#	Fujitsu General, Ltd.	339,000	628,033
#	Funai Electric Co., Ltd.	38,900	927,721
* #	Furukawa Battery Co., Ltd.	87,000	666,708
	G-7 Holdings, Inc.	29,200	118,938
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	533,557
	Genki Sushi Co., Ltd.	19,200	262,003
#	GEO Co., Ltd.	1,255	870,084
	Goldcrest Co., Ltd.	55,870	1,331,762
* #	Goldwin, Inc.	175,000	263,966
	Gourmet Kineya Co., Ltd.	67,000	482,748
	Gro-BeLS Co., Ltd.	177,000	27,646
*	GSI Creos Corp.	194,000	201,153
	Gunze, Ltd.	624,000	2,183,875
	Hakuyosha Co., Ltd.	88,000	250,406
#	Happinet Corp.	36,100	546,938
	Haruyama Trading Co., Ltd.	49,900	194,321
	Haseko Corp.	1,139,500	1,058,675
#	Hikari Tsushin, Inc.	36,200	642,192
	Himaraya Co., Ltd.	38,300	118,774
#	HIS Co., Ltd.	118,200	2,278,910
#	Hitachi Koki Co., Ltd.	84,800	803,610
	Horipro, Inc.	47,000	444,010
	I Metal Technology Co., Ltd.	150,000	321,235
	Ichikawa Co., Ltd.	63,000	180,574
#	Ichikoh Industries, Ltd.	289,000	379,142
* #	Image Holdings Co., Ltd.	41,000	108,486
	Imasen Electric Industrial Co., Ltd.	54,400	286,954
	Imperial Hotel, Ltd.	10,200	209,609
*	Impress Holdings, Inc.	112,400	131,650

2

	Inaba Seisakusho Co., Ltd.	60,800	667,404
	Ishizuka Glass Co., Ltd.	109,000	185,442
*	Izuhakone Railway Co., Ltd.	300	18,033
*	Izutsuya Co., Ltd.	350,000	200,009
#	Japan Vilene Co., Ltd.	224,000	1,065,918
#	Jeans Mate Corp.	38,208	207,628
	Jidosha Buhin Kogyo Co., Ltd.	82,000	148,485
#	Joban Kosan Co., Ltd.	221,000	363,627
#	Joint Corp.	100,200	134,756
#	Joshin Denki Co., Ltd.	196,000	1,560,723
	Juntendo Co., Ltd.	35,000	40,451
*	JVC Kenwood Holdings, Inc.	2,477,300	992,740
	Kabuki-Za Co., Ltd.	39,000	1,767,041
	Kachikaihatsu Co., Ltd.	186,000	42,528
#	Kadokawa Holdings, Inc.	91,900	1,637,963
	Kanto Auto Works, Ltd.	206,800	1,921,908
	Kasai Kogyo Co., Ltd.	119,000	249,331
	Kato Sangyo Co., Ltd.	121,700	1,849,437
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	244,379
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	281,524
#	Kayaba Industry Co., Ltd.	726,000	1,068,551
	Keihin Corp.	35,300	297,836
#	Keiyo Co., Ltd.	195,000	1,262,981
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,368,778
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	332,659
#	Kisoji Co., Ltd.	87,000	1,721,268
	Koekisha Co., Ltd.	13,600	283,899
	Kohnan Shoji Co., Ltd.	91,600	1,016,171
	Koito Manufacturing Co., Ltd.	146,000	755,349
#	Kojima Co., Ltd.	126,600	351,547
	Komatsu Seiren Co., Ltd.	145,000	618,966
#	Konaka Co., Ltd.	104,960	286,053
* #	Kosugi Sangyo Co., Ltd.	416,000	41,415
	Ku Holdings Co., Ltd.	68,200	146,994
	Kura Corp.	283	464,911
	Kurabo Industries, Ltd.	856,000	1,352,652
	Kuraudia Co., Ltd.	4,800	54,703
	Kuroganeya Co., Ltd.	14,000	52,647
#	K’s Holdings Corp.	130,772	2,014,877
#	Kyoritsu Maintenance Co., Ltd.	49,660	928,313
	Kyoto Kimono Yuzen Co., Ltd.	55,700	395,418
	Kyowa Leather Cloth Co., Ltd.	73,500	329,856
* #	Laox Co., Ltd.	1,425,000	333,423
#	Look, Inc.	902,000	753,627
#	Maezawa Kyuso Industries Co., Ltd.	50,400	788,673
*	Magara Construction Co., Ltd.	135,000	1,503
* #	Mamiya-Op Co., Ltd.	285,000	115,624
	Marche Corp.	23,000	168,260
#	Mars Engineering Corp.	69,100	2,199,320
#	Maruei Department Store Co., Ltd.	142,000	256,519
*	Maruishi Holdings Co., Ltd.	214,000	2,382
	Maruzen Co., Ltd.	46,000	168,683
#	Matsuya Co., Ltd.	162,500	2,518,037
	Matsuya Foods Co., Ltd.	64,900	932,145
	Meiwa Industry Co., Ltd.	38,000	56,840

3

#	Mikuni Corp.	114,000	149,099
*	Misawa Homes Co., Inc.	49,400	107,239
#	Misawa Resort Co., Ltd.	190,000	415,148
	Mitsuba Corp.	152,690	432,987
	Mitsui Home Co., Ltd.	223,000	1,253,367
	Miyuki Keori Co., Ltd.	106,000	229,179
#	Mizuno Corp.	450,000	2,102,310
#	MOS Food Services, Inc.	110,000	1,696,351
	MR Max Corp.	123,800	530,843
	Mutow Co., Ltd.	77,300	417,044
* #	Naigai Co., Ltd.	2,944,000	1,799,599
	Nexyz Corp.	3,700	66,205
	NHK Spring Co., Ltd.	261,000	942,278
#	Nice Holdings, Inc.	399,000	708,390
* #	Nichimo Corp.	667,000	29,059
	Nidec Copal Corp.	183,700	1,112,004
#	Nidec Tosok Corp.	61,000	504,851
	Nihon Tokushu Toryo Co., Ltd.	56,000	171,979
	Nikko Travel Co., Ltd.	12,200	25,179
#	Nippon Felt Co., Ltd.	67,200	304,654
#	Nippon Piston Ring Co., Ltd.	293,000	278,269
	Nippon Seiki Co., Ltd.	148,400	921,738
#	Nishimatsuya Chain Co., Ltd.	222,800	2,203,781
	Nissan Shatai Co., Ltd.	510,300	3,239,093
#	Nissen Holdings Co., Ltd.	207,400	1,247,502
	Nisshinbo Industries, Inc.	76,000	554,913
	Nissin Kogyo Co., Ltd.	54,600	439,208
	Nittan Valve Co., Ltd.	82,800	218,296
	Nitto Kako Co., Ltd.	98,000	57,794
	NOK Corp.	185,400	1,302,608
	Noritsu Koki Co., Ltd.	99,200	692,135
#	Omikenshi Co., Ltd.	176,000	79,502
*	Orient Watch Co., Ltd.	12,000	5,477
	Pacific Industrial Co., Ltd.	183,000	520,943
	PanaHome Corp.	474,200	2,800,345
#	Parco Co., Ltd.	270,800	2,468,893
#	Paris Miki, Inc.	173,100	1,484,812
* #	PIA Corp.	28,800	302,492
	Piolax, Inc.	44,500	728,218
	Press Kogyo Co., Ltd.	375,000	485,596
#	Resorttrust, Inc.	169,908	1,736,203
#	Rhythm Watch Co., Ltd.	443,000	415,181
#	Right On Co., Ltd.	95,425	1,144,215
#	Riken Corp.	359,000	734,752
#	Ringer Hut Co., Ltd.	74,800	932,991
	Roland Corp.	88,300	956,517
#	Royal Co., Ltd.	138,200	1,423,629
#	Sagami Chain Co., Ltd.	77,000	754,628
* #	Sagami Co., Ltd.	495,000	628,371
	Sagami Rubber Industries Co., Ltd.	15,000	33,197
#	Saint Marc Holdings Co., Ltd.	37,300	1,184,629
#	Saizeriya Co., Ltd.	172,200	2,229,294
#	Sakai Ovex Co., Ltd.	205,000	194,975
	Sanden Corp.	487,000	927,770
#	Sanoh Industrial Co., Ltd.	114,900	462,408

4

#	Sanrio Co., Ltd.	270,400	2,657,472
	Sanyo Housing Nagoya Co., Ltd.	354	321,302
#	Sanyo Shokai, Ltd.	462,000	1,782,109
#	Seiko Holdings Corp.	391,407	839,650
#	Seiren Co., Ltd.	215,100	957,074
#	Senshukai Co., Ltd.	159,600	1,096,343
* #	Seven Seas Holdings Co., Ltd.	891,000	347,250
	Shikibo, Ltd.	497,000	588,554
	Shimachu Co., Ltd.	43,800	933,348
	Shinyei Kaisha	96,000	148,405
#	Shiroki Co., Ltd.	302,000	655,021
#	Shobunsha Publications, Inc.	358,300	1,646,697
#	Shochiku Co., Ltd.	427,400	2,906,902
	Showa Corp.	247,300	982,648
*	Silver Ox, Inc.	179,000	82,446
* #	Silver Seiko, Ltd.	1,091,000	61,132
	SNT Corp.	93,800	306,780
	Sofmap Co., Ltd.	43,100	84,366
	Soft99 Corp.	71,500	354,194
	Sotoh Co., Ltd.	49,700	717,872
	SPK Corp.	16,800	201,044
#	Suminoe Textile Co., Ltd.	260,000	308,718
	Sumitomo Forestry Co., Ltd.	201,366	1,444,691
*	Suzutan Co., Ltd.	26,200	58,003
* #	SxL Corp.	493,000	200,309
	Tachikawa Corp.	50,800	254,292
	Tachi-S Co., Ltd.	119,440	623,636
#	Takamatsu Construction Group	126,800	2,153,804
#	Taka-Q Co., Ltd.	73,500	106,777
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	65,606
#	Tasaki Shinju Co., Ltd.	892,000	689,801
	Taya Co., Ltd.	5,000	38,076
	TBK Co., Ltd.	90,000	115,698
	TDF Corp.	27,000	25,895
#	Tecmo, Ltd.	77,700	636,521
#	Teikoku Piston Ring Co., Ltd.	108,100	412,883
	Teikoku Sen-I Co., Ltd.	78,000	312,029
	Telepark Corp.	146	171,598
* #	Ten Allied Co., Ltd.	50,000	164,818
* #	The Daiei, Inc.	223,900	1,005,235
#	The Japan General Estate Co., Ltd.	118,700	161,666
#	The Japan Wool Textile Co., Ltd.	308,000	2,030,168
	Tigers Polymer Corp.	59,000	223,670
	Toabo Corp.	353,000	213,312
	Toei Co., Ltd.	427,000	1,855,277
* #	Tohoku Misawa Homes Co., Ltd.	37,500	81,044
* #	Tokai Kanko Co., Ltd.	505,999	123,476
	Tokai Rika Co., Ltd.	85,400	650,090
	Tokai Rubber Industries, Ltd.	106,300	792,723
#	Tokai Senko K.K.	462,000	339,559
	Tokyo Dome Corp.	638,200	1,899,079
	Tokyo Kaikan Co., Ltd.	12,000	42,219
	Tokyo Soir Co., Ltd.	49,000	125,785
#	Tokyo Style Co., Ltd.	336,700	2,523,877
	Tokyotokeiba Co., Ltd.	880,000	1,253,134

5

	Tokyu Recreation Co., Ltd.	77,000	420,565
#	Tomy Co., Ltd.	313,193	1,664,198
* #	Tonichi Carlife Group, Inc.	318,000	154,511
	Topre Corp.	180,100	1,221,055
	Totenko Co., Ltd.	57,000	91,147
#	Touei Housing Corp.	128,540	191,783
	Towa Real Estate Development Co., Ltd.	284,500	164,927
#	Toyo Radiator Co., Ltd.	253,000	357,621
#	Toyo Tire & Rubber Co., Ltd.	711,000	1,036,208
#	Toyobo Co., Ltd.	1,002,000	1,433,786
	Tsukamoto Co., Ltd.	67,000	46,558
#	Tsutsumi Jewelry Co., Ltd.	67,500	1,484,351
#	Unitika, Ltd.	1,629,000	1,125,129
#	U-Shin, Ltd.	94,500	308,851
	Watabe Wedding Corp.	29,500	481,680
#	Watami Food Service Co., Ltd.	134,000	3,530,783
	Wondertable, Ltd.	97,000	97,303
	Xebio Co., Ltd.	52,800	963,819
	Yamato International, Inc.	43,000	196,780
	Yellow Hat, Ltd.	73,700	247,344
	Yokohama Reito Co., Ltd.	175,000	1,194,755
#	Yomiuri Land Co., Ltd.	258,000	785,391
	Yonex Co., Ltd.	40,000	316,924
#	Yorozu Corp.	73,500	564,669
	Yoshimoto Kogyo Co., Ltd.	116,800	1,407,439
#	Yoshinoya Holdings Co., Ltd.	2,168	2,688,396
#	Zenrin Co., Ltd.	127,400	1,324,915
#	Zensho Co., Ltd.	362,900	2,120,882
Total Consumer Discretionary			217,674,598

Consumer Staples — (8.8%)
#	Aderans Holdings Co., Ltd.	142,450	1,127,049
*	Aeon Hokkaido Corp.	428,200	1,447,105
	Ahjikan Co., Ltd.	10,500	75,214
#	Ariake Japan Co., Ltd.	113,700	2,041,532
	Cawachi, Ltd.	81,200	1,396,647
	CFS Corp.	122,000	862,514
#	Chubu Shiryo Co., Ltd.	89,000	674,640
	Chuo Gyorui Co., Ltd.	93,000	185,692
	Coca-Cola Central Japan Co., Ltd.	143,000	2,142,639
*	cocokara fine HOLDINGS, Inc.	36,060	462,748
	CVS Bay Area, Inc.	55,000	74,943
#	DyDo Drinco, Inc.	55,700	1,597,966
	Echo Trading Co., Ltd.	11,000	88,688
	Ensuiko Sugar Refining Co., Ltd.	103,000	163,388
#	Fancl Corp.	218,500	2,843,966
* #	First Baking Co., Ltd.	183,000	178,528
#	Fuji Oil Co., Ltd.	296,500	3,663,842
	Fujicco Co., Ltd.	118,600	1,447,089
* #	Fujiya Co., Ltd.	549,000	722,581
	Hagoromo Foods Corp.	40,000	438,279
	Harashin Narus Holdings Co., Ltd.	61,500	687,898
* #	Hayashikane Sangyo Co., Ltd.	336,000	287,199
#	Heiwado Co., Ltd.	198,600	3,109,765
* #	Hohsui Corp.	120,000	108,360

6

	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	423,854
#	Hokuto Corp.	110,300	2,914,804
	Inageya Co., Ltd.	175,000	1,726,673
	Itochu-Shokuhin Co., Ltd.	41,600	1,588,668
	Itoham Foods, Inc.	693,800	2,344,046
	Izumiya Co., Ltd.	292,000	1,835,433
#	J-Oil Mills, Inc.	533,000	1,845,061
	Kameda Seika Co., Ltd.	70,000	1,081,422
	Kasumi Co., Ltd.	211,000	1,006,794
#	Key Coffee, Inc.	76,600	1,251,123
	Kirindo Co., Ltd.	32,800	182,585
#	Kyodo Shiryo Co., Ltd.	353,000	442,270
	Kyokuyo Co., Ltd.	370,000	811,560
#	Life Corp.	183,900	3,330,767
	Mandom Corp.	82,200	2,047,928
	Marudai Food Co., Ltd.	443,000	1,217,413
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,626,594
*	Maruya Co., Ltd.	14,000	17,650
#	Matsumotokiyoshi Holdings Co., Ltd.	36,500	718,683
*	Maxvalu Tohok Co., Ltd.	18,200	137,556
	Maxvalu Tokai Co., Ltd.	59,400	864,472
#	Meito Sangyo Co., Ltd.	77,800	1,253,114
	Mercian Corp.	413,000	761,347
	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,620,557
#	Milbon Co., Ltd.	42,840	1,085,119
	Ministop Co., Ltd.	84,900	1,540,785
	Mitsui Sugar Co., Ltd.	465,850	1,533,258
	Miyoshi Oil & Fat Co., Ltd.	261,000	349,898
#	Morinaga & Co., Ltd.	909,000	1,984,932
#	Morinaga Milk Industry Co., Ltd.	852,000	2,935,715
	Morishita Jinton Co., Ltd.	47,800	100,910
	Morozoff, Ltd.	108,000	355,465
#	Nagatanien Co., Ltd.	118,000	1,067,467
	Nakamuraya Co., Ltd.	203,000	1,083,667
#	Nichimo Co., Ltd.	112,000	156,099
#	Nihon Chouzai Co., Ltd.	22,380	295,947
	Niitaka Co., Ltd.	7,260	53,299
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,345,318
	Nippon Flour Mills Co., Ltd.	604,000	3,003,626
	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	315,370
#	Nippon Suisan Kaisha, Ltd.	514,500	1,274,559
	Nissin Sugar Manufacturing Co., Ltd.	149,000	337,899
	Nitto Flour Milling Co., Ltd.	64,000	196,203
	Oenon Holdings, Inc.	247,000	619,557
	Oie Sangyo Co., Ltd.	20,900	188,990
	Okuwa Co., Ltd.	146,000	2,043,606
	Olympic Corp.	65,000	443,962
	Oriental Yeast Co., Ltd.	101,000	499,711
	Pietro Co., Ltd.	10,300	89,868
#	Pigeon Corp.	67,800	1,697,842
	Poplar Co., Ltd.	25,760	173,491
*	Prima Meat Packers, Ltd.	705,000	1,174,625
#	Riken Vitamin Co., Ltd.	79,300	2,287,416
	Rock Field Co., Ltd.	47,800	640,861
#	Ryoshoku, Ltd.	145,000	3,365,847

7

	S Foods, Inc.	104,000	870,042
#	Sakata Seed Corp.	171,000	2,469,401
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	699,831
	Shoei Foods Corp.	44,000	203,796
#	Showa Sangyo Co., Ltd.	581,000	1,799,862
#	Snow Brand Milk Products Co., Ltd.	900,000	3,155,468
	Sogo Medical Co., Ltd.	23,000	692,492
	Sonton Food Industry Co., Ltd.	43,000	262,728
#	Sotetsu Rosen Co., Ltd.	70,000	362,429
	Starzen Corp.	279,000	706,536
#	T. Hasegawa Co., Ltd.	133,400	1,686,566
	Takara Holdings, Inc.	26,000	124,369
* #	The Maruetsu, Inc.	417,000	2,400,994
#	The Nisshin Oillio Group, Ltd.	585,000	2,820,297
	Three F Co., Ltd.	17,700	121,469
#	Tobu Store Co., Ltd.	215,000	830,871
#	Toho Co., Ltd.	158,000	534,422
	Tohto Suisan Co., Ltd.	120,000	146,927
	Torigoe Co., Ltd.	84,500	673,082
* #	Toyo Sugar Refining Co., Ltd.	157,000	170,595
	Tsukiji Uoichiba Co., Ltd.	57,000	76,098
	Tsuruha Holdings, Inc.	45,200	1,634,467
	Unicafe, Inc.	14,260	179,826
	Unicharm Petcare Corp.	88,900	2,942,902
	Unimat Offisco Corp.	85,100	731,189
	Valor Co., Ltd.	173,600	1,481,009
	Warabeya Nichiyo Co., Ltd.	51,360	827,410
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	451,785
	Yaoko Co., Ltd.	64,700	2,138,455
#	Yomeishu Seizo Co., Ltd.	100,000	902,743
	Yonekyu Corp.	98,000	1,076,780
	Yuasa Funashoku Co., Ltd.	112,000	212,515
	Yukiguni Maitake Co., Ltd.	86,880	326,310
	Yutaka Foods Corp.	6,000	86,393
Total Consumer Staples			123,920,017

Energy — (1.2%)
#	AOC Holdings, Inc.	139,600	742,365
#	BP Castrol K.K.	69,800	178,043
* #	Fuji Kosan Co., Ltd.	264,000	210,908
	Itochu Enex Co., Ltd.	321,400	2,268,639
	Japan Oil Transportation Co., Ltd.	79,000	147,519
#	Kanto Natural Gas Development Co., Ltd.	175,000	1,098,570
#	Kyoei Tanker Co., Ltd.	115,000	293,138
#	Mitsuuroko Co., Ltd.	219,300	1,418,187
#	Modec, Inc.	102,500	1,973,952
#	Nippon Gas Co., Ltd.	148,900	2,230,786
	Nippon Seiro Co., Ltd.	64,000	101,687
#	Sala Corp.	129,500	822,500
	San-Ai Oil Co., Ltd.	259,000	1,146,720
	Shinko Plantech Co., Ltd.	154,800	1,188,397
	Sinanen Co., Ltd.	259,000	1,217,392
#	Toa Oil Co., Ltd.	360,000	339,586
#	Toyo Kanetsu K.K.	466,000	812,133
Total Energy			16,190,522

8

Financials — (7.8%)
#	Arealink Co., Ltd.	3,000	73,669
#	Azel Corp.	1,237,000	94,598
#	Bank of the Ryukyus, Ltd.	121,780	1,134,743
#	Central Finance Co., Ltd.	341,000	538,381
#	Century Leasing System, Inc.	165,400	1,458,289
#	Chuo Corp.	81,000	22,823
	Daiko Clearing Services Corp.	49,700	351,191
	Fukushima Bank, Ltd.	836,000	487,790
	Fuyo General Lease Co., Ltd.	104,100	1,628,490
	Heiwa Real Estate Co., Ltd.	171,000	389,738
	Higashi-Nippon Bank, Ltd.	626,000	1,803,407
#	Ichiyoshi Securities Co., Ltd.	160,600	919,964
*	Kakuei (L.) Corp.	100,000	1,113
* #	Kenedix, Inc.	442	64,213
*	Kirayaka Bank, Ltd.	98,000	105,816
	Kiyo Holdings, Inc.	2,135,900	2,903,823
#	Kobayashi Yoko Co., Ltd.	268,200	1,044,938
#	Kosei Securities Co., Ltd.	295,000	256,058
#	Marusan Securities Co., Ltd.	256,000	1,338,007
#	Mito Securities Co., Ltd.	271,000	736,628
#	Mizuho Investors Securities Co., Ltd.	781,000	632,619
#	Monex Group, Inc.	2,123	646,351
	Musashino Bank, Ltd.	68,600	2,359,633
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,325
* #	NIS Group Co., Ltd.	2,341,425	796,221
	Nisshin Fudosan Co., Ltd.	218,100	468,728
#	Okasan Securities Group, Inc.	547,000	2,204,903
* #	OMC Card, Inc.	212,500	383,134
	Ricoh Leasing Co., Ltd.	91,100	1,332,048
#	RISA Partners, Inc.	375	140,225
#	Sankei Building Co., Ltd.	190,800	937,597
#	Shikoku Bank, Ltd.	742,000	3,898,417
#	Shimizu Bank, Ltd.	32,100	1,467,571
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	946,318
	Takagi Securities Co., Ltd.	208,000	178,615
	The Aichi Bank, Ltd.	34,100	2,601,271
	The Akita Bank, Ltd.	666,400	2,790,410
#	The Aomori Bank, Ltd.	611,000	2,591,221
#	The Bank of Ikeda, Ltd.	70,300	3,197,997
#	The Bank of Iwate, Ltd.	63,300	3,977,892
	The Bank of Nagoya, Ltd.	228,297	1,342,268
	The Bank of Okinawa, Ltd.	74,500	2,712,858
	The Bank of Saga, Ltd.	584,000	2,071,824
* #	The Chiba Kogyo Bank, Ltd.	169,600	2,133,044
	The Chukyo Bank, Ltd.	732,000	2,644,151
#	The Daisan Bank, Ltd.	621,000	2,088,571
	The Daito Bank, Ltd.	498,000	359,976
	The Ehime Bank, Ltd.	593,000	1,929,621
	The Eighteenth Bank, Ltd.	614,000	2,139,745
	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	592,411
#	The Fukui Bank, Ltd.	841,000	3,021,543
	The Hokkoku Bank, Ltd.	705,000	2,541,244

9

#	The Hokuetsu Bank, Ltd.	875,000	1,737,071
	The Kagawa Bank, Ltd.	269,350	1,534,290
#	The Kanto Tsukuba Bank, Ltd.	188,800	591,265
	The Kita-Nippon Bank, Ltd.	29,706	964,202
	The Michinoku Bank, Ltd.	524,000	1,094,334
	The Minato Bank, Ltd.	1,360,000	2,126,488
	The Miyazaki Bank, Ltd.	494,000	1,804,947
	The Nagano Bank, Ltd.	314,000	845,270
	The Oita Bank, Ltd.	491,900	3,093,558
	The San-in Godo Bank, Ltd.	27,000	207,213
#	TOC Co., Ltd.	422,050	1,865,712
	Tochigi Bank, Ltd.	386,000	2,280,380
	Toho Bank, Ltd.	759,200	3,302,914
	Toho Real Estate Co., Ltd.	189,800	1,008,977
	Tohoku Bank, Ltd.	390,000	651,470
	Tokai Tokyo Securities Co., Ltd.	898,000	2,159,177
#	Tokushima Bank, Ltd.	267,200	1,378,450
#	Tokyo Rakutenchi Co., Ltd.	222,000	911,941
#	Tokyo Theatres Co., Inc.	299,000	670,079
	Tokyo Tomin Bank, Ltd.	110,100	1,827,373
	Tokyu Community Corp.	48,200	877,308
#	Tokyu Livable, Inc.	102,300	442,289
	Tomato Bank, Ltd.	397,000	1,005,274
#	Tottori Bank, Ltd.	328,000	993,916
* #	Towa Bank, Ltd.	876,000	672,138
	Toyo Securities Co., Ltd.	307,000	512,854
#	Yamagata Bank, Ltd.	584,500	3,526,341
	Yamanashi Chuo Bank, Ltd.	242,000	1,409,107
#	Yuraku Real Estate Co., Ltd.	588,000	677,804
Total Financials			110,655,573

Health Care — (3.3%)
	Aloka Co., Ltd.	89,000	732,596
	As One Corp.	69,568	1,499,625
	ASKA Pharmaceutical Co., Ltd.	101,000	915,530
	Create Medic Co., Ltd.	28,000	243,557
	Eiken Chemical Co., Ltd.	78,900	592,519
	FALCO biosystems, Ltd.	34,300	270,671
#	Fuso Pharmaceutical Industries, Ltd.	322,000	967,928
	Green Hospital Supply, Inc.	940	543,006
	Hitachi Medical Corp.	135,000	1,342,178
#	Hogy Medical Co., Ltd.	54,500	3,263,091
	Iwaki & Co., Ltd.	55,000	99,372
	Japan Medical Dynamic Marketing, Inc.	44,900	76,959
#	Jeol, Ltd.	268,000	720,443
	JMS Co., Ltd.	126,000	564,079
	Kaken Pharmaceutical Co., Ltd.	387,000	4,249,807
	Kawamoto Corp.	4,000	16,988
	Kawanishi Holdings, Ltd.	7,400	70,017
	Kawasumi Laboratories, Inc.	45,000	206,733
#	Kyorin Co., Ltd.	198,000	2,701,638
	Miraca Holdings, Inc.	32,000	683,489
#	Nichii Gakkan Co.	121,200	1,901,697
	Nihon Kohden Corp.	151,200	2,821,615
#	Nikkiso Co., Ltd.	237,000	1,399,191

10

#	Nippon Chemiphar Co., Ltd.	131,000	410,029
	Nippon Shinyaku Co., Ltd.	237,000	2,721,698
#	Nipro Corp.	201,100	3,012,393
	Nissui Pharmaceutical Co., Ltd.	66,100	539,955
#	Paramount Bed Co., Ltd.	98,800	1,245,970
	Rion Co., Ltd.	5,000	27,890
	Seikagaku Corp.	198,500	2,180,685
#	SSP Co., Ltd.	396,000	2,408,535
#	Topcon Corp.	121,700	503,245
	Torii Pharmaceutical Co., Ltd.	92,800	1,593,419
#	Towa Pharmaceutical Co., Ltd.	56,300	2,862,840
	Vital-Net, Inc.	142,400	865,971
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	389,078
#	Zeria Pharmaceutical Co., Ltd.	153,000	1,703,566
Total Health Care			46,348,003

Industrials — (20.8%)
	A&A Material Corp.	235,000	204,081
#	Advan Co., Ltd.	99,400	365,837
* #	Advanex, Inc.	121,000	115,888
	Aeon Delight Co., Ltd.	120,000	2,614,756
	Aica Kogyo Co., Ltd.	236,500	2,315,652
	Aichi Corp.	209,200	869,643
	Aida Engineering, Ltd.	265,700	782,363
	Airport Facilities Co., Ltd.	177,770	1,018,055
	Airtech Japan, Ltd.	26,700	104,368
	Alps Logistics Co., Ltd.	52,500	554,917
	Altech Co., Ltd.	23,000	37,011
#	Altech Corp.	37,150	214,446
#	Amano Corp.	269,000	1,991,091
	Ando Corp.	257,000	454,899
#	Anest Iwata Corp.	149,000	431,931
*	AOMI Construction Co., Ltd.	211,000	46,222
	Asahi Diamond Industrial Co., Ltd.	245,000	1,245,894
	Asahi Kogyosha Co., Ltd.	99,000	338,963
#	Asahi Pretec Corp.	120,450	1,297,297
* #	Asanuma Corp.	1,424,000	828,314
	Asia Air Survey Co., Ltd.	32,000	74,804
	Asunaro Aoki Construction Co., Ltd.	166,500	702,732
	Ataka Construction & Engineering Co., Ltd.	60,000	137,654
	Bando Chemical Industries, Ltd.	340,000	793,655
*	Banners Co., Ltd.	482,000	37,558
	Bidec Servo Corp.	78,000	230,928
	Biken Techno Corp.	14,100	55,745
	Bunka Shutter Co., Ltd.	239,000	988,157
	Central Glass Co., Ltd.	601,000	2,191,977
#	Central Security Patrols Co., Ltd.	44,700	411,280
	Chudenko Corp.	192,700	3,344,458
#	Chugai Ro Co., Ltd.	327,000	899,742
#	Chuo Denki Kogyo Co., Ltd.	90,000	516,543
#	CKD Corp.	229,700	847,350
	Commuture Corp.	154,202	1,000,756
	Comsys Holdings Corp.	103,000	868,339
#	Cosel Co., Ltd.	130,700	1,138,099
	CTI Engineering Co., Ltd.	44,000	290,171

11

	Dai-Dan Co., Ltd.	156,000	709,612
#	Daido Metal Co., Ltd.	144,000	500,636
#	Daihen Corp.	459,000	1,801,931
	Daiho Corp.	1,355,000	686,156
#	Daiichi Jitsugyo Co., Ltd.	194,000	581,516
#	Daimei Telecom Engineering Corp.	140,000	1,182,951
#	Daiseki Co., Ltd.	147,263	2,254,727
*	Daisue Construction Co., Ltd.	316,500	94,092
	Daiwa Industries, Ltd.	169,000	562,710
	Daiwa Odakyu Construction Co., Ltd.	63,500	123,281
	Danto Holdings Corp.	570,000	453,047
	Denyo Co., Ltd.	90,600	689,971
	DMW Corp.	4,800	66,862
*	Dream Incubator, Inc.	168	98,915
#	Ebara Corp.	825,000	1,495,274
* #	Enshu, Ltd.	215,000	156,357
#	Freesia Macross Corp.	1,355,000	191,966
	Fuji Electric Holdings Co., Ltd.	931,000	1,109,505
*	Fujisash Co., Ltd.	106,300	38,541
	Fujitec Co., Ltd.	304,000	1,037,855
	Fukuda Corp.	700,000	1,201,683
	Fukusima Industries Corp.	29,700	241,844
	Fukuyama Transporting Co., Ltd.	531,400	2,430,223
	Funai Consulting, Co., Ltd.	99,300	525,298
	Furukawa Co., Ltd.	1,390,000	1,226,577
	Furusato Industries, Ltd.	50,600	476,225
	Futaba Corp.	159,500	2,189,469
#	Gecoss Corp.	113,600	542,673
	Hamai Co., Ltd.	97,000	79,756
	Hanwa Co., Ltd.	726,000	2,141,785
	Hazama Corp.	285,800	256,560
	Hibiya Engineering, Ltd.	130,000	992,542
	Hino Motors, Ltd.	433,000	761,860
	Hitachi Cable, Ltd.	390,000	706,521
	Hitachi Metals Techno, Ltd.	57,500	245,977
* #	Hitachi Plant Technologies, Ltd.	628,570	2,305,763
	Hitachi Tool Engineering, Ltd.	94,000	577,495
* #	Hitachi Zosen Corp.	1,506,500	1,425,565
	Hokuetsu Industries Co., Ltd.	96,000	139,496
	Hokuriku Electrical Construction Co., Ltd.	56,000	206,689
#	Hosokawa Micron Corp.	144,000	514,136
#	Howa Machinery, Ltd.	379,000	246,172
#	IBJ Leasing Co., Ltd.	113,300	1,532,902
	Ichiken Co., Ltd.	105,000	110,095
	Ichinen Holdings Co., Ltd.	71,100	334,827
#	Idec Corp.	131,900	1,222,004
#	Iino Kaiun Kaisha, Ltd.	337,400	2,105,406
	i-Logistics Corp.	91,000	145,965
#	Inaba Denki Sangyo Co., Ltd.	86,000	2,041,033
	Inabata and Co., Ltd.	219,900	733,250
*	Inoue Kogyo Co., Ltd.	425,000	4,731
#	Inui Steamship Co., Ltd.	80,800	519,648
* #	Iseki & Co., Ltd.	759,000	2,271,866
* #	Ishikawa Seisakusho, Ltd.	154,000	99,181
*	Ishikawajima Construction Materials Co., Ltd.	216,000	121,930

12

	Ishikawajima Transport Machinery Co., Ltd.	73,000	259,161
	Itoki Corp.	174,200	540,963
#	IWATANI Corp.	847,000	2,040,663
* #	J Bridge Corp.	1,727,700	250,589
#	Jalux, Inc.	43,300	646,535
	Jamco Corp.	82,000	356,820
* #	Japan Bridge Corp.	44,350	117,893
#	Japan Cash Machine Co., Ltd.	99,415	1,002,548
	Japan Foundation Engineering Co., Ltd.	95,600	181,767
	Japan Kenzai Co., Ltd.	93,440	522,445
#	Japan Pulp & Paper Co., Ltd.	501,000	1,586,004
	Japan Steel Tower Co., Ltd.	44,000	154,283
#	Japan Transcity Corp.	231,000	741,404
	JFE Shoji Holdings, Inc.	190,000	565,181
	K.R.S. Corp.	38,200	400,208
	Kamagai Gumi Co., Ltd.	583,800	275,879
	Kamei Corp.	118,000	574,289
	Kanaden Corp.	118,000	587,432
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,094,670
	Kanamoto Co., Ltd.	114,000	396,442
*	Kanematsu Corp.	1,442,625	1,433,225
* #	Kanematsu-NNK Corp.	125,000	91,553
#	Katakura Industries Co., Ltd.	115,900	1,065,448
#	Kato Works Co., Ltd.	197,000	409,009
* #	Kawada Industries, Inc.	1,132,000	1,274,334
	Kawagishi Bridge Works Co., Ltd.	38,000	94,999
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	295,478
#	Kimura Chemical Plants Co., Ltd.	59,400	416,894
#	Kinki Sharyo Co., Ltd.	207,000	960,871
	Kintetsu World Express, Inc.	109,600	2,029,105
#	Kitagawa Iron Works Co., Ltd.	335,000	435,869
#	Kitano Construction Corp.	252,000	552,921
	Kitazawa Sangyo Co., Ltd.	57,000	94,602
#	Kitz Corp.	409,000	1,256,944
	Koike Sanso Kogyo Co., Ltd.	152,000	350,812
	Koito Industries, Ltd.	102,000	276,947
#	Kokuyo Co., Ltd.	122,925	857,174
	Komai Tekko, Inc.	109,000	242,099
	Komatsu Wall Industry Co., Ltd.	32,900	401,600
	Komori Corp.	98,000	916,216
	Kondotec, Inc.	40,500	249,482
#	Kosaido Co., Ltd.	388,400	1,070,134
#	Kuroda Electric Co., Ltd.	109,900	837,300
	Kyodo Printing Co., Ltd.	303,000	697,506
	Kyoei Sangyo Co., Ltd.	97,000	218,214
	Kyokuto Boeki Kaisha, Ltd.	82,000	130,683
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	532,646
	Kyosan Electric Manufacturing Co., Ltd.	213,000	757,442
	Kyowa Exeo Corp.	345,000	3,304,008
	Kyudenko Corp.	266,000	2,086,625
*	Link Consulting Associates - Japan Corp.	14,600	6,258
* #	Lonseal Corp.	127,000	163,142
	Maeda Corp.	624,000	2,142,265
	Maeda Road Construction Co., Ltd.	319,000	2,998,540
#	Maezawa Industries, Inc.	59,300	105,795

13

#	Maezawa Kaisei Industries Co., Ltd.	53,300	519,329
#	Makino Milling Machine Co., Ltd.	322,000	737,023
	Marubeni Construction Material Lease Co., Ltd.	78,000	88,529
	Maruka Machinery Co., Ltd.	28,100	157,298
	Maruwn Corp.	66,000	204,379
#	Maruyama Manufacturing Co., Inc.	150,000	297,074
	Maruzen Showa Unyu Co., Ltd.	327,000	1,027,720
#	Matsuda Sangyo Co., Ltd.	80,282	757,081
	Matsui Construction Co., Ltd.	98,600	357,699
* #	Matsuo Bridge Co., Ltd.	957,000	1,020,548
#	Max Co., Ltd.	184,000	1,806,721
#	Meidensha Corp.	764,050	2,070,142
*	Meiji Machine Co., Ltd.	213,000	108,156
#	Meiji Shipping Co., Ltd.	106,100	475,149
#	Meisei Industrial Co., Ltd.	29,000	66,903
	Meitec Corp.	132,000	2,058,136
	Meito Transportation Co., Ltd.	22,000	198,692
*	Meiwa Trading Co., Ltd.	140,000	195,877
	Minebea Co., Ltd.	3,000	9,098
	Mitani Corp.	52,600	304,469
#	Mitsubishi Cable Industries, Ltd.	717,000	637,179
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	619,928
#	Mitsubishi Pencil Co., Ltd.	118,300	1,313,547
#	Mitsuboshi Belting, Ltd.	274,000	1,351,034
#	Mitsui Matsushima Co., Ltd.	338,000	415,398
#	Mitsui-Soko Co., Ltd.	475,000	1,934,359
	Mitsumura Printing Co., Ltd.	93,000	321,766
#	Miura Co., Ltd.	141,400	3,238,392
	Miura Printing Corp.	19,000	48,186
#	Miyairi Valve Manufacturing Co., Ltd.	307,900	60,945
* #	Miyaji Engineering Group	1,918,175	1,278,068
* #	Miyakoshi Corp.	48,400	168,062
*	Mori Denki Mfg. Co., Ltd.	628,000	41,390
#	Mori Seiki Co., Ltd.	59,200	473,302
	Morita Holdings Corp.	159,000	646,550
#	Moshi Moshi Hotline, Inc.	119,450	2,612,426
	Mystar Engineering Corp.	15,600	57,195
	Nabtesco Corp.	142,000	867,269
	NAC Co., Ltd.	28,900	262,332
#	Nachi-Fujikoshi Corp.	588,000	977,400
	Naikai Zosen Corp.	75,000	198,651
	Nakano Corp.	103,000	148,744
	Narasaki Sangyo Co., Ltd.	68,000	46,991
	NEC Capital Solutions, Ltd.	70,700	571,285
#	NEC System Integration & Construction, Ltd.	147,000	1,581,434
	New Tachikawa Aircraft Co., Ltd.	9,900	429,243
#	Nichias Corp.	424,000	1,121,701
	Nichiban Co., Ltd.	122,000	394,753
#	Nichiha Corp.	113,680	734,339
	Nihon Spindle Manufacturing Co., Ltd.	115,000	186,742
	Nikko Co., Ltd.	127,000	371,026
#	Nippo Corp.	367,000	2,846,378
#	Nippon Carbon Co., Ltd.	396,000	907,428
* #	Nippon Conveyor Co., Ltd.	168,000	148,007
	Nippon Densetsu Kogyo Co., Ltd.	210,000	2,520,640

14

	Nippon Denwa Shisetu Co., Ltd.	203,000	538,326
	Nippon Filcon Co., Ltd.	73,100	339,269
	Nippon Hume Corp.	91,000	279,610
	Nippon Jogesuido Sekkei Co., Ltd.	289	202,345
	Nippon Kanzai Co., Ltd.	69,200	1,150,169
#	Nippon Koei Co., Ltd.	272,000	733,906
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,550,113
	Nippon Seisen Co., Ltd.	107,000	230,683
	Nippon Shindo Co., Ltd.	50,000	62,973
	Nippon Signal Co., Ltd.	210,200	1,288,593
#	Nippon Steel Trading Co., Ltd.	389,000	600,251
	Nippon Thompson Co., Ltd.	255,000	1,042,276
	Nippon Tungsten Co., Ltd.	82,000	126,964
	Nippon Yusoki Co., Ltd.	138,000	328,563
#	Nishimatsu Construction Co., Ltd.	954,000	967,469
	Nishishiba Electric Co., Ltd.	101,000	146,247
	Nissei Corp.	104,600	773,961
	Nissei Plastic Industrial Co., Ltd.	394,900	1,067,104
	Nissin Corp.	342,000	795,833
	Nitchitsu Co., Ltd.	60,000	93,232
	Nitta Corp.	101,400	1,312,160
#	Nitto Boseki Co., Ltd.	847,000	1,418,055
#	Nitto Electric Works, Ltd.	150,700	1,202,593
	Nitto Kohki Co., Ltd.	73,500	1,209,502
#	Nitto Seiko Co., Ltd.	140,000	368,188
*	Nittoc Construction Co., Ltd.	316,000	118,255
	Noda Corp.	169,300	280,795
	Nomura Co., Ltd.	205,000	550,599
	Noritake Co., Ltd.	543,000	1,722,481
#	Noritz Corp.	177,100	2,464,729
*	Oak Capital Corp.	753,354	58,678
	Obayashi Road Corp.	106,000	157,621
	Oiles Corp.	119,142	1,402,757
	Okabe Co., Ltd.	186,900	863,486
	Okamoto Machine Tool Works, Ltd.	164,000	157,070
#	Okamura Corp.	370,900	2,077,315
	Okano Valve Manufacturing Co.	58,000	452,862
	Oki Electric Cable Co., Ltd.	117,000	176,768
#	OKK Corp.	255,000	283,120
	OKUMA Corp.	152,000	496,661
#	Okumura Corp.	750,400	3,213,645
#	O-M, Ltd.	105,000	370,344
#	Onoken Co., Ltd.	70,900	600,713
#	Organo Corp.	198,000	1,223,311
#	Oriental Shiraishi Corp.	463,800	5,163
	Original Engineering Consultants Co., Ltd.	66,500	109,565
#	OSG Corp.	116,800	709,183
	Oyo Corp.	107,500	1,186,221
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	197,175
#	Park24 Co., Ltd.	150,100	987,006
* #	Penta-Ocean Construction Co., Ltd.	841,000	1,067,023
#	Pilot Corp.	759	973,032
#	Pronexus, Inc.	133,400	982,016
* #	Radia Holdings, Inc.	4,635	24,639
#	Raito Kogyo Co., Ltd.	193,700	355,955

15

	Rheon Automatic Machinery Co., Ltd.	64,000	169,068
	Ryobi, Ltd.	558,200	1,009,762
*	Sailor Pen Co., Ltd.	127,000	58,149
	Sakai Heavy Industries, Ltd.	126,000	192,158
*	Sakurada Co., Ltd.	225,000	19,921
* #	Sanix, Inc.	157,400	172,526
	Sanki Engineering Co., Ltd.	261,000	1,710,790
#	Sanko Metal Industrial Co., Ltd.	118,000	350,331
	Sankyo-Tateyama Holdings, Inc.	1,102,000	829,750
	Sanritsu Corp.	17,800	107,723
	Sanwa Holdings Corp.	236,000	806,717
	Sanyo Denki Co., Ltd.	214,000	512,150
	Sanyo Engineering & Construction, Inc.	48,000	154,759
	Sanyo Industries, Ltd.	102,000	157,535
#	Sasebo Heavy Industries Co., Ltd.	546,000	945,695
#	Sato Corp.	108,600	1,106,683
	Sato Shoji Corp.	65,300	424,639
	Sawafuji Electric Co., Ltd.	48,000	89,904
	Secom Joshinetsu Co., Ltd.	33,900	608,056
	Secom Techno Service Co., Ltd.	43,500	1,145,388
	Seibu Electric Industry Co., Ltd.	67,000	291,523
	Seika Corp.	267,000	614,688
*	Seikitokyu Kogyo Co., Ltd.	335,000	117,021
	Seino Holdings Co., Ltd.	199,000	964,179
	Sekisui Jushi Co., Ltd.	162,000	1,201,195
#	Senko Co., Ltd.	371,000	1,362,534
	Senshu Electric Co., Ltd.	37,300	437,567
#	Shibaura Mechatronics Corp.	171,000	562,573
#	Shibusawa Warehouse Co., Ltd.	259,000	1,250,285
	Shibuya Kogyo Co., Ltd.	82,300	717,495
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,196,086
#	Shin Nippon Air Technologies Co., Ltd.	84,980	719,268
	Shin-Keisei Electric Railway Co., Ltd.	174,000	665,889
#	Shinko Electric Co., Ltd.	496,000	1,481,550
#	Shin-Kobe Electric Machinery Co., Ltd.	174,000	968,755
	Shinmaywa Industries, Ltd.	403,000	995,656
#	Shinnihon Corp.	215,900	228,094
	Shinsho Corp.	284,000	529,327
#	Shinwa Kaiun Kaisha, Ltd.	409,000	966,561
#	Sho-Bond Corp.	98,100	2,054,043
#	Shoko Co., Ltd.	316,000	344,103
	Showa Aircraft Industry Co., Ltd.	112,000	468,736
	Showa KDE Co., Ltd.	124,000	121,576
	Sintokogio, Ltd.	191,800	1,196,224
	Soda Nikka Co., Ltd.	67,000	227,689
#	Sohgo Security Services Co., Ltd.	94,900	899,935
	Space Co., Ltd.	73,420	515,544
	Subaru Enterprise Co., Ltd.	59,000	188,440
	Sugimoto & Co., Ltd.	34,100	344,975
	Sumitomo Densetsu Co., Ltd.	104,600	654,816
*	Sumitomo Mitsui Construction Co., Ltd.	84,500	60,052
#	Sumitomo Precision Products Co., Ltd.	176,000	726,049
	Sumitomo Warehouse Co., Ltd.	292,000	1,282,731
*	Sun Wave Corp.	857,000	1,419,416
	Suzuki Metal Industry Co., Ltd.	71,000	93,908

16

	SWCC Showa Holdings Co., Ltd.	831,000	610,746
#	Tadano, Ltd.	157,579	652,793
	Taihei Dengyo Kaisha, Ltd.	152,000	1,813,308
	Taihei Kogyo Co., Ltd.	257,000	628,848
* #	Taiheiyo Kaiun Co., Ltd.	167,000	182,624
*	Taiheiyo Kouhatsu, Inc.	198,000	110,406
	Taiho Kogyo Co., Ltd.	95,200	406,805
#	Taikisha, Ltd.	125,600	1,908,117
	Takada Kiko Co., Ltd.	350,000	427,806
#	Takano Co., Ltd.	52,000	402,218
	Takara Printing Co., Ltd.	38,055	300,084
#	Takara Standard Co., Ltd.	515,000	3,266,080
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,228,273
* #	Takashima & Co., Ltd.	137,000	218,889
	Takigami Steel Construction Co., Ltd.	50,000	116,371
	Takisawa Machine Tool Co., Ltd.	191,000	151,032
#	Takuma Co., Ltd.	297,000	424,348
	Tanseisha Co., Ltd.	74,000	148,609
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	484,778
	TCM Corp.	350,000	481,555
	Techno Associe Co., Ltd.	58,400	330,511
	Techno Ryowa, Ltd.	64,900	411,418
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	411,102
*	Tekken Corp.	521,000	508,793
	Teraoka Seisakusho Co., Ltd.	53,600	264,617
	The Keihin Co., Ltd.	199,000	257,984
	The Kodensha Co., Ltd.	25,000	41,288
	The Yasuda Warehouse Co., Ltd.	98,200	876,184
*	Toa Corp.	744,000	1,042,192
#	Toa Doro Kogyo Co., Ltd.	155,000	210,649
*	Tobishima Corp.	1,548,500	256,041
#	Tocalo Co., Ltd.	51,600	485,234
#	Toda Corp.	623,000	2,142,204
	Todentu Corp.	121,000	207,677
	Toenec Corp.	316,000	1,871,560
	Tokai Lease Co., Ltd.	86,000	120,460
	Toko Electric Corp.	88,000	226,220
	Tokyo Biso Kogyo Corp.	19,000	135,571
	Tokyo Energy & Systems, Inc.	126,000	981,115
	Tokyo Keiki, Inc.	265,000	315,174
#	Tokyo Kikai Seisakusho, Ltd.	304,000	540,921
#	Tokyo Leasing Co., Ltd.	223,800	1,716,684
	Tokyo Sangyo Co., Ltd.	78,000	210,865
	Toli Corp.	207,000	341,709
#	Tomoe Corp.	115,500	224,701
#	Tonami Holdings Co., Ltd.	331,000	838,460
* #	Tori Holdings Co., Ltd.	2,969,000	99,148
#	Torishima Pump Manufacturing Co., Ltd.	102,200	881,406
	Toshiba Machine Co., Ltd.	209,000	574,326
#	Toshiba Plant Kensetsu Co., Ltd.	257,450	2,866,549
	Tosho Printing Co., Ltd.	243,000	617,238
	Totetsu Kogyo Co., Ltd.	122,000	812,898
#	Toyo Electric Co., Ltd.	156,000	705,037
	Toyo Engineering Corp.	628,400	2,034,577
	Toyo Machinery & Metal Co., Ltd.	61,000	87,058

17

	Toyo Shutter Co., Ltd.	11,800	77,309
* #	Toyo Tanso Co, Ltd.	10,800	400,388
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	402,064
#	Trusco Nakayama Corp.	101,500	1,161,837
	Tsubakimoto Chain Co.	579,700	1,420,432
	Tsubakimoto Kogyo Co., Ltd.	97,000	199,461
#	Tsugami Corp.	265,000	455,091
#	Tsukishima Kikai Co., Ltd.	149,000	871,911
	Tsurumi Manufacturing Co., Ltd.	94,000	538,904
	Tsuzuki Denki Co., Ltd.	75,000	199,560
	TTK Co., Ltd.	62,000	276,728
	Uchida Yoko Co., Ltd.	171,000	617,380
#	Ueki Corp.	455,000	622,627
#	Union Tool Co.	70,600	1,377,801
	Utoc Corp.	96,400	317,986
* #	Venture Link Co., Ltd.	405,500	75,964
* #	Wakachiku Construction Co., Ltd.	3,872,000	1,452,636
	Wavelock Holdings Co., Ltd.	31,500	103,998
	Weathernews, Inc.	26,700	372,834
	Yahagi Construction Co., Ltd.	151,000	765,879
*	YAMABIKO Corp.	28,782	326,475
	Yamato Corp.	82,000	262,258
	Yamaura Corp.	40,500	68,410
#	Yamazen Co., Ltd.	306,600	1,068,929
	Yokogawa Bridge Holdings Corp.	139,400	1,348,440
	Yondenko Corp.	133,800	708,460
#	Yuasa Trading Co., Ltd.	779,000	821,592
	Yuken Kogyo Co., Ltd.	156,000	262,397
	Yurtec Corp.	278,000	1,636,689
#	Yushin Precision Equipment Co., Ltd.	53,534	478,921
Total Industrials			293,759,439

Information Technology — (8.6%)
#	Ai Holdings Corp.	182,600	566,705
	Aichi Tokei Denki Co., Ltd.	113,000	273,326
#	Aiphone Co., Ltd.	70,900	1,280,373
* #	Allied Telesis Holdings K.K.	470,700	191,769
	Alpha Systems, Inc.	39,500	873,598
	Alps Electric Co., Ltd.	284,900	1,196,090
#	Anritsu Corp.	435,000	949,256
	AOI Electronics Co., Ltd.	37,400	259,514
	Apic Yamada Corp.	36,000	44,516
#	CAC Corp.	69,100	490,655
	Canon Electronics, Inc.	68,200	801,792
	Canon Finetech, Inc.	133,970	1,444,781
	Chino Corp.	158,000	388,601
	Computer Engineering & Consulting, Ltd.	61,500	480,703
	Core Corp.	45,700	270,252
	Cresco, Ltd.	11,600	140,936
	CSK Holdings Corp.	97,200	403,310
*	Daiko Denshi Tsushin, Ltd.	23,000	33,921
#	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,119,565
#	Denki Kogyo Co., Ltd.	237,000	1,404,690
#	Disco Corp.	37,000	898,673
	DKK TOA Corp.	31,000	77,174

18

	DTS Corp.	84,900	693,773
#	Dwango Co., Ltd.	230	395,373
#	eAccess, Ltd.	4,620	3,132,962
#	Eizo Nanao Corp.	75,600	1,369,782
	Elna Co., Ltd.	97,000	91,861
* #	Elpida Memory, Inc.	148,500	1,046,336
#	Epson Toyocom Corp.	426,000	772,307
	ESPEC Corp.	79,800	439,929
* #	FDK Corp.	425,000	781,592
#	Fuji Soft, Inc.	127,900	2,296,656
	Fujitsu Component, Ltd.	177	71,619
	Fujitsu Frontech, Ltd.	78,600	689,764
	Fuso Dentsu Co., Ltd.	16,000	59,153
#	Future Architect, Inc.	1,464	547,146
	Hakuto Co., Ltd.	80,300	583,165
	Hitachi Business Solution Co., Ltd.	43,200	242,848
	Hitachi Information Systems, Ltd.	128,100	2,472,854
#	Hitachi Kokusai Electric, Inc.	303,500	1,743,374
	Hitachi Maxell, Ltd.	153,900	1,264,917
	Hitachi Software Engineering Co., Ltd.	177,000	2,492,779
	Hitachi Systems & Services, Ltd.	77,600	816,438
	Hochiki Corp.	97,000	689,425
	Hokuriku Electric Industry Co., Ltd.	308,000	500,179
#	Horiba, Ltd.	49,900	786,025
#	Hosiden Corp.	243,000	2,838,691
	Icom, Inc.	49,700	1,077,122
* #	Ikegami Tsushinki Co., Ltd.	174,000	146,882
	Ines Corp.	172,500	895,027
	I-Net Corp.	47,800	241,030
	Information Services International-Dentsu, Ltd.	98,200	598,955
#	Invoice, Inc.	39,279	169,367
#	Ishii Hyoki Co., Ltd.	23,700	393,175
* #	IT Holdings Corp.	292,801	4,346,006
#	Iwatsu Electric Co., Ltd.	303,000	333,074
	Japan Aviation Electronics Industry, Ltd.	300,600	1,160,595
#	Japan Business Computer Co., Ltd.	74,900	463,185
	Japan Digital Laboratory Co., Ltd.	113,400	1,185,267
	Japan Radio Co., Ltd.	435,000	607,792
	Jastec Co., Ltd.	61,400	348,245
	JBIS Holdings, Inc.	79,600	333,306
	JIEC Co., Ltd.	199	124,880
	Kaga Electronics Co., Ltd.	97,300	1,037,423
#	Kakaku.com, Inc.	419	1,625,484
	Kanematsu Electronics, Ltd.	83,100	638,308
	Kawatetsu Systems, Inc.	174	144,169
	Koa Corp.	148,700	783,601
#	Koei Co., Ltd.	192,600	1,844,850
*	Kubotek Corp.	407	79,469
	Kyoden Co., Ltd.	160,000	161,747
	Kyowa Electronic Instruments Co., Ltd.	52,000	158,000
	Macnica, Inc.	56,700	757,303
	Marubun Corp.	96,100	304,905
#	Maruwa Co., Ltd.	36,500	379,655
	Maspro Denkoh Corp.	61,000	591,533
#	Megachips Corp.	87,300	1,486,399

19

* #	Meisei Electric Co., Ltd.	359,000	409,406
	Melco Holdings, Inc.	9,000	84,332
#	Mimasu Semiconductor Industry Co., Ltd.	97,281	1,011,040
	Miroku Jyoho Service Co., Ltd.	107,000	236,415
	Mitsui High-Tec, Inc.	141,900	777,061
#	Mitsui Knowledge Industry Co., Ltd.	3,688	590,203
* #	Mutoh Holdings Co., Ltd.	160,000	324,691
*	Nagano Japan Radio Co., Ltd.	85,000	96,445
*	Nakayo Telecommunications, Inc.	549,000	815,776
*	NEC Electronics Corp.	61,200	423,956
	NEC Fielding, Ltd.	180,300	2,139,357
	NEC Mobiling, Ltd.	49,600	794,999
* #	NEC Tokin Corp.	347,000	650,454
#	Net One Systems Co., Ltd.	1,889	3,316,415
*	Netmarks, Inc.	523	89,259
	Nichicon Corp.	265,000	1,736,637
#	Nidec Sankyo Corp.	200,000	747,533
#	Nihon Dempa Kogyo Co., Ltd.	69,000	876,883
#	Nihon Inter Electronics Corp.	104,700	219,676
	Nihon Unisys, Ltd.	75,300	605,951
	Nippon Avionics Co., Ltd.	83,000	128,716
#	Nippon Ceramic Co., Ltd.	86,700	824,588
	Nippon Chemi-Con Corp.	466,000	1,007,483
	Nippon Systemware Co., Ltd.	30,000	114,297
	Nissho Electronics Corp.	79,500	443,036
#	Nohmi Bosai, Ltd.	159,000	1,719,028
#	NS Solutions Corp.	45,300	540,332
	NSD Co., Ltd.	173,800	1,345,527
	Okaya Electric Industries Co., Ltd.	73,000	245,536
* #	Oki Electric Industry Co., Ltd.	1,801,000	1,090,313
	Ono Sokki Co., Ltd.	103,000	357,614
	Origin Electric Co., Ltd.	105,000	266,425
	Osaki Electric Co., Ltd.	128,000	911,738
	PCA Corp.	17,500	163,610
* #	Pixela Corp.	33,000	59,981
*	Pulstec Industrial Co., Ltd.	21,200	9,876
*	Rikei Corp.	186,000	139,539
	Riken Keiki Co., Ltd.	77,800	533,873
#	Roland DG Corp.	59,800	714,275
	Ryoden Trading Co., Ltd.	152,000	837,134
	Ryosan Co., Ltd.	122,000	2,697,198
#	Ryoyo Electro Corp.	108,000	875,762
#	Sanken Electric Co., Ltd.	300,000	1,099,247
	Sanko Co., Ltd.	22,000	61,303
	Sanshin Electronics Co., Ltd.	108,100	816,529
	Satori Electric Co., Ltd.	56,380	204,867
	Saxa Holdings, Inc.	194,000	235,690
	Sekonic Corp.	36,000	47,781
	Shindengen Electric Manufacturing Co., Ltd.	296,000	562,553
#	Shinkawa, Ltd.	68,400	867,711
#	Shinko Electric Industries Co., Ltd.	97,500	822,945
	Shinko Shoji Co., Ltd.	75,900	607,759
	Shizuki Electric Co., Inc.	103,000	230,146
	Siix Corp.	83,700	234,335
#	SMK Corp.	265,000	593,954

20

	Sorun Corp.	92,600	454,822
*	SPC Electronics Corp.	48,200	59,186
	SRA Holdings, Inc.	49,700	326,500
	Star Micronics Co., Ltd.	133,000	1,240,294
	Sumida Corp.	66,249	366,521
	Sumisho Computer Systems Corp.	145,100	2,084,440
#	SUNX, Ltd.	117,400	341,164
	SystemPro Co., Ltd.	676	310,116
	Tachibana Eletech Co., Ltd.	62,400	551,269
#	Taiyo Yuden Co., Ltd.	200,000	1,127,821
	Tamura Corp.	253,000	579,011
#	Teikoku Tsushin Kogyo Co., Ltd.	172,000	357,243
	TKC Corp.	100,600	2,232,171
*	Toko, Inc.	331,000	436,736
	Tokyo Denpa Co., Ltd.	24,900	120,915
	Tokyo Electron Device, Ltd.	352	453,244
#	Tokyo Seimitsu Co., Ltd.	104,300	848,274
#	Tomen Electronics Corp.	50,600	606,751
	Tose Co., Ltd.	23,100	150,300
	Toshiba TEC Corp.	214,000	637,043
* #	Totoku Electric Co., Ltd.	129,000	166,687
	Toukei Computer Co., Ltd.	27,710	317,655
#	Toyo Corp.	110,600	1,064,849
#	Trans Cosmos, Inc.	163,500	937,949
	Trinity Industrial Corp.	56,000	199,460
	Tsuzuki Densan Co., Ltd.	22,500	59,881
#	Ulvac, Inc.	43,300	714,563
	Uniden Corp.	77,000	108,005
*	Union Holdings Co., Ltd.	1,598,600	160,999
#	XNET Corp.	91	139,831
#	Yamaichi Electronics Co., Ltd.	469,600	1,021,877
	Yaskawa Electric Corp.	331,000	1,206,290
	Yaskawa Information Systems Corp.	40,000	130,499
	Ye Data, Inc.	43,000	70,963
#	Yokowo Co., Ltd.	69,500	341,655
#	Zuken, Inc.	95,200	564,001
Total Information Technology			120,672,077

Materials — (8.7%)
	Achilles Corp.	670,000	904,023
	Adeka Corp.	341,200	2,263,544
	Agro-Kanesho Co., Ltd.	7,000	37,246
#	Aichi Steel Corp.	367,000	1,043,254
	Arakawa Chemical Industries, Ltd.	67,700	627,385
#	Araya Industrial Co., Ltd.	204,000	302,346
	Aronkasei Co., Ltd.	124,000	401,040
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	1,050,056
	Chuetsu Pulp and Paper Co., Ltd.	395,000	937,622
* #	Chugai Mining Co., Ltd.	852,400	252,371
#	Chugoku Marine Paints, Ltd.	233,000	1,376,879
* #	Chugokukogyo Co., Ltd.	105,000	99,668
#	Co-Op Chemical Co., Ltd.	159,000	377,794
#	Dai Nippon Toryo, Ltd.	488,000	473,316
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	126,655
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	239,734

21

#	Daiken Corp.	439,000	889,316
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	836,764
	Daio Paper Corp.	139,500	1,450,777
#	Daiso Co., Ltd.	373,000	888,667
	DC Co., Ltd.	113,900	393,033
	Dijet Industrial Co., Ltd.	81,000	159,495
	Dowa Holdings Co., Ltd.	421,000	1,334,721
	Dynapac Co., Ltd.	25,000	90,531
#	FP Corp.	75,300	3,557,846
	Fujikura Kasei Co., Ltd.	94,500	460,278
#	Fumakilla, Ltd.	85,000	339,562
	Geostar Corp.	90,000	61,916
	Godo Steel, Ltd.	542,000	1,559,432
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	611,957
	Harima Chemicals, Inc.	78,000	324,501
#	Hodogaya Chemical Co., Ltd.	281,000	509,278
	Hokkan Holdings, Ltd.	210,000	536,396
	Hokko Chemical Industry Co., Ltd.	90,000	276,901
#	Hokuetsu Paper Mills, Ltd.	625,500	3,079,870
#	Hokushin Co., Ltd.	64,000	98,477
	Honshu Chemical Industry Co., Ltd.	35,000	177,875
#	Ihara Chemical Industry Co., Ltd.	155,000	490,291
#	ISE Chemicals Corp.	86,000	337,741
* #	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,017,376
#	Ishii Iron Works Co., Ltd.	110,000	183,854
	Japan Carlit Co., Ltd.	59,800	236,270
	JSP Corp.	106,700	627,124
#	Kanto Denka Kogyo Co., Ltd.	194,000	774,718
	Kasei (C.I.) Co., Ltd.	119,000	307,905
	Katakura Chikkarin Co., Ltd.	43,000	160,341
*	Kawakin Holdings Co., Ltd.	11,000	33,673
	Kawasaki Kasei Chemicals, Ltd.	121,000	137,391
* #	Kishu Paper Co., Ltd.	260,000	283,572
	Koatsu Gas Kogyo Co., Ltd.	190,000	837,709
	Kohsoku Corp.	62,800	388,913
	Konishi Co., Ltd.	67,500	575,091
#	Kumiai Chemical Industry Co., Ltd.	296,000	949,907
	Kureha Corp.	627,500	3,021,019
#	Kurosaki Harima Corp.	286,000	582,757
#	Lintec Corp.	87,400	1,095,227
#	MEC Co., Ltd.	61,200	176,539
	Mesco, Inc.	30,000	159,960
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,844,653
#	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,189,978
#	Mitsui Mining Co., Ltd.	772,500	968,217
	Mory Industries, Inc.	154,000	350,160
#	Nakabayashi Co., Ltd.	181,000	373,713
	Nakayama Steel Works, Ltd.	443,000	1,030,706
	Neturen Co., Ltd.	153,800	1,006,022
	Nichia Steel Works, Ltd.	175,900	429,294
	Nichireki Co., Ltd.	96,000	312,445
	Nifco, Inc.	162,700	1,450,899
	Nihon Kagaku Sangyo Co., Ltd.	79,000	410,125
	Nihon Matai Co., Ltd.	111,000	141,624
#	Nihon Nohyaku Co., Ltd.	219,000	1,453,378

22

#	Nihon Parkerizing Co., Ltd.	230,000	1,948,693
	Nihon Seiko Co., Ltd.	18,000	28,046
*	Nippon Carbide Industries Co., Inc.	201,000	210,281
	Nippon Chemical Industrial Co., Ltd.	281,000	622,660
	Nippon Chutetsukan K.K.	97,000	133,481
#	Nippon Chuzo K.K.	136,000	146,913
#	Nippon Concrete Industries Co., Ltd.	157,000	195,280
#	Nippon Denko Co., Ltd.	372,000	1,716,703
	Nippon Fine Chemical Co., Ltd.	90,600	426,706
	Nippon Foil Manufacturing Co., Ltd.	51,000	57,109
#	Nippon Kasei Chemical Co., Ltd.	355,000	576,512
	Nippon Kayaku Co., Ltd.	248,000	1,121,236
#	Nippon Kinzoku Co., Ltd.	222,000	281,924
#	Nippon Koshuha Steel Co., Ltd.	438,000	407,505
	Nippon Light Metal Co., Ltd.	1,115,000	902,944
#	Nippon Metal Industry Co., Ltd.	592,000	724,870
#	Nippon Paint Co., Ltd.	759,200	3,117,626
	Nippon Pigment Co., Ltd.	43,000	82,262
	Nippon Pillar Packing Co., Ltd.	83,000	312,817
	Nippon Soda Co., Ltd.	525,000	1,963,269
	Nippon Valqua Industries, Ltd.	313,000	629,618
#	Nippon Yakin Kogyo Co., Ltd.	395,500	1,006,969
	Nittetsu Mining Co., Ltd.	281,000	992,003
	Nitto FC Co., Ltd.	72,000	375,325
	NOF Corp.	701,000	3,103,945
	Okamoto Industries, Inc.	402,000	1,413,985
#	Okura Industrial Co., Ltd.	211,000	465,472
	Osaka Organic Chemical Industry, Ltd.	66,000	290,477
	Osaka Steel Co., Ltd.	132,800	1,899,775
#	Osaka Titanium Technologies Co., Ltd.	17,400	377,487
#	Pacific Metals Co., Ltd.	182,000	834,639
	Riken Technos Corp.	197,000	333,368
#	S Science Co., Ltd.	3,265,000	107,035
#	S.T. Chemical Co., Ltd.	100,000	1,215,396
	Sakai Chemical Industry Co., Ltd.	355,000	964,209
	Sakata INX Corp.	214,000	750,190
#	Sanyo Chemical Industries, Ltd.	372,000	2,086,422
#	Sanyo Special Steel Co., Ltd.	553,300	1,443,482
	Sekisui Plastics Co., Ltd.	343,000	1,037,171
	Shikoku Chemicals Corp.	202,000	740,945
	Shinagawa Refractories Co., Ltd.	224,000	403,104
#	Shin-Etsu Polymer Co., Ltd.	253,300	1,184,528
	Shinko Wire Co., Ltd.	185,000	313,245
	Showa Tansan Co., Ltd.	13,000	42,110
	Somar Corp.	43,000	82,921
#	Stella Chemifa Corp.	42,100	858,358
#	Sumitomo Bakelite Co., Ltd.	92,000	364,523
	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,167,518
	Sumitomo Osaka Cement Co., Ltd.	620,000	1,236,808
	Sumitomo Pipe & Tube Co., Ltd.	108,100	750,714
	Sumitomo Seika Chemicals Co., Ltd.	238,000	631,479
#	Taisei Lamick Co., Ltd.	18,500	392,074
#	Takasago International Corp.	339,000	2,130,493
	Takiron Co., Ltd.	243,000	738,082
	Tayca Corp.	151,000	391,562

23

	Tenma Corp.	108,100	1,220,381
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	809,375
	The Pack Corp.	66,200	816,062
* #	Titan Kogyo K.K.	59,000	94,954
#	Toagosei Co., Ltd.	897,000	2,321,941
	Toda Kogyo Corp.	158,000	506,577
#	Tohcello Co., Ltd.	116,500	444,294
#	Toho Titanium Co., Ltd.	65,400	707,044
#	Toho Zinc Co., Ltd.	425,000	972,905
#	Tokai Carbon Co., Ltd.	284,000	1,022,322
	Tokushu Tokai Holdings Co., Ltd.	505,580	1,321,424
	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,785,942
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,259,898
#	Tomoegawa Paper Co., Ltd.	125,000	256,190
	Tomoku Co., Ltd.	294,000	551,857
	Topy Industries, Ltd.	748,000	1,228,835
	Toyo Ink Manufacturing Co., Ltd.	541,000	1,414,836
	Toyo Kohan Co., Ltd.	307,000	1,287,064
	TYK Corp.	142,000	337,208
	Ube Material Industries, Ltd.	275,000	556,880
	Wood One Co., Ltd.	169,000	545,020
	Yamamura Glass Co., Ltd.	360,000	833,779
	Yodogawa Steel Works, Ltd.	624,500	2,939,880
#	Yuki Gosei Kogyo Co., Ltd.	64,000	236,336
#	Yushiro Chemical Industry Co., Ltd.	51,600	529,446
#	Zeon Corp.	503,000	1,612,522
Total Materials			122,834,359

Utilities — (0.8%)
	Hokkaido Gas Co., Ltd.	210,000	608,963
	Hokuriku Gas Co., Ltd.	99,000	312,974
	Okinawa Electric Power Co., Ltd.	59,571	4,120,204
#	Saibu Gas Co., Ltd.	1,296,000	3,449,037
	Shizuoka Gas Co., Ltd.	258,000	1,527,473
	Tokai Corp.	258,000	1,130,311
Total Utilities			11,148,962

TOTAL COMMON STOCKS			1,063,203,550

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $3,980,000 FNMA 5.058%(r), 01/01/36, valued at $3,347,445) to be repurchased at $3,296,052	$3,296	3,296,000

24

		Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @	DFA Short Term Investment Fund LP	340,298,410	340,298,410

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $3,796,858) to be repurchased at $3,722,500	$3,722	3,722,410

TOTAL SECURITIES LENDING COLLATERAL			344,020,820

TOTAL INVESTMENTS - (100.0%)
(Cost $1,800,062,426)##			$1,410,520,370

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

AUSTRALIA — (42.7%)
COMMON STOCKS — (42.7%)
*	4C Security Solutions, Ltd.	94,271	$5,371
#	ABB Grain, Ltd.	778,393	3,238,867
#	ABC Learning Centres, Ltd.	535,970	—
*	Adacel Technologies, Ltd.	113,249	30,623
*	Adamus Resources, Ltd.	532,491	60,443
	ADCorp Australia, Ltd.	229,411	42,093
	Adelaide Brighton, Ltd.	1,663,662	1,763,227
*	Aditya Birla Minerals, Ltd.	841,658	67,505
	Adtrans Group, Ltd.	34,981	44,157
	AED Oil, Ltd.	191,000	115,641
	Aevum, Ltd.	427,119	215,074
*	Agenix, Ltd.	707,478	7,642
*	Ainsworth Game Technology, Ltd.	393,653	18,114
	AJ Lucas Group, Ltd.	333,607	812,035
*	Alchemia, Ltd.	565,630	49,612
#	Alesco Corp., Ltd.	457,971	606,912
*	Alkane Resources, Ltd.	938,520	93,832
*	Alliance Resources, Ltd.	77,000	18,839
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	46,908
*	Amadeus Energy, Ltd.	819,137	144,033
	Amalgamated Holdings, Ltd.	374,540	1,073,726
	Amcom Telecommunications, Ltd.	1,135,725	78,637
	Ammtec, Ltd.	12,835	12,521
*	Andean Resources, Ltd.	1,508,392	1,243,602
	Ansell, Ltd.	267,174	1,717,431
	AP Eagers, Ltd.	36,158	117,830
#	APA Group	1,553,155	2,942,549
*	Apex Minerals NL	371,724	71,886
#	APN News & Media, Ltd.	1,143,587	1,437,508
*	Aquila Resources, Ltd.	405,133	637,859
* #	Arana Therapeutics, Ltd.	976,201	524,266
	ARB Corporation, Ltd.	304,681	523,330
	Ariadne Australia, Ltd.	291,838	40,619
* #	Arrow Energy NL	1,160,554	1,539,673
	Asciano Group	1,645,719	1,129,461
	ASG Group, Ltd.	178,097	38,748
	Aspen Group	14,713	3,497
	Astron, Ltd.	87,221	81,719
* #	Atlas Iron, Ltd.	662,409	480,610
	Atlas South Sea Pearl, Ltd.	82,585	9,376

1

*	Aurora Oil and Gas, Ltd.	589,181	60,007
	Ausdrill, Ltd.	694,863	392,987
	Ausmelt, Ltd.	44,782	10,383
#	Austal, Ltd.	664,923	761,814
* #	Austar United Communications, Ltd.	4,173,099	1,928,327
	Austbrokers Holdings, Ltd.	19,454	44,729
	Austereo Group, Ltd.	1,408,798	1,054,153
*	Austpac Resources NL	2,595,102	69,915
#	Australian Agricultural Co., Ltd.	970,435	1,095,089
#	Australian Infrastructure Fund	2,177,428	2,375,702
#	Australian Pharmaceutical Industries, Ltd.	5,455,541	1,807,628
	Australian Wealth Management, Ltd.	2,039,661	1,148,216
#	Australian Worldwide Exploration, Ltd.	2,356,893	3,884,112
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	4,344
*	Autron Corporation, Ltd.	989,247	12,257
*	Avexa, Ltd.	167,778	7,242
*	Aviva Corp., Ltd.	26,838	1,360
#	AVJennings, Ltd.	5,350,378	1,133,655
* #	Avoca Resources, Ltd.	656,313	672,126
	AWB, Ltd.	1,670,879	2,311,549
*	Ballarat South Gold, Ltd.	1,996	11,445
	Bank of Queensland, Ltd.	7,059	32,699
*	Bannerman Resources, Ltd.	83,994	35,052
#	Beach Petroleum, Ltd.	4,877,374	2,342,312
	Beyond International, Ltd.	61,256	27,051
* #	Biota Holdings, Ltd.	940,673	286,783
*	Bisalloy Steel Group, Ltd.	469,001	70,031
#	Blackmores, Ltd.	70,273	560,206
	Boart Longyear Group	2,801,389	328,382
*	Boulder Steel, Ltd.	1,667,795	54,825
#	Bradken, Ltd.	530,575	806,262
*	Breakaway Resporces, Ltd.	755,280	27,886
	Breville Group, Ltd.	598,466	250,706
#	Brickworks, Ltd.	110,449	733,452
* #	Brockman Resources, Ltd.	653,924	360,211
	BSA, Ltd.	523,166	47,962
*	Buru Energy, Ltd.	624,558	70,426
#	Cabcharge Australia, Ltd.	518,843	1,991,711
* #	Calliden Group, Ltd.	633,393	136,146
#	Campbell Brothers, Ltd.	240,800	2,341,332
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral Aluminium, Ltd.	743,515	40,226
*	Carbon Energy, Ltd.	232,348	45,191
	Cardno, Ltd.	247,493	430,868
* #	Carnarvon Petroleum, Ltd.	2,906,082	549,627
*	Carnegie Corp., Ltd.	935,760	74,124
*	Carpentaria Exploration, Ltd.	102,749	2,228
	Cash Converters International, Ltd.	1,086,054	207,711
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	8,014
	Cedar Woods Properties, Ltd.	97,470	68,478

2

* #	Cellestis, Ltd.	387,333	365,643
*	Cellnet Group, Ltd.	921,474	130,493
* #	Centamin Egypt, Ltd.	2,078,015	1,129,053
#	Centennial Coal Co., Ltd.	1,532,031	2,674,283
*	Ceramic Fuel Cells, Ltd.	1,152,980	45,656
	Challenger Financial Services Group, Ltd.	1,976,319	1,481,527
	Chandler Macleod Group, Ltd.	88,156	5,248
	Charter Hall Group	620,607	94,900
*	Chemeq, Ltd.	166,742	8,794
*	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	129,083
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	1,831
*	Circadian Technologies, Ltd.	64,591	27,166
*	Citadel Resource Group, Ltd.	1,711,372	134,220
*	Citigold Corp., Ltd.	3,315,377	465,750
#	Clarius Group, Ltd.	1,022,084	243,871
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	173,806
	Clough, Ltd.	2,546,468	465,837
	Clover Corp., Ltd.	269,348	32,221
*	CMI, Ltd.	81,810	24,283
*	CO2 Group, Ltd.	844,559	110,525
*	Cockatoo Coal, Ltd.	83,491	16,041
	Codan, Ltd.	142,942	56,425
#	Coffey International, Ltd.	543,461	475,410
	Collection House, Ltd.	1,776,852	445,325
* #	Commander Communications, Ltd.	929,503	48,430
*	ComTel Corp., Ltd.	120,514	1,903
#	ConnectEast Group	6,869,141	1,981,036
*	Conquest Mining, Ltd.	1,039,761	134,170
	Consolidated Rutile, Ltd.	1,468,122	278,336
#	Corporate Express Australia, Ltd.	598,416	1,425,837
#	Count Financial, Ltd.	1,057,924	512,964
*	Coventry Group, Ltd.	136,019	103,038
	CP1, Ltd.	471,500	7,515
	CPI Group, Ltd.	68,585	10,241
#	Crane Group, Ltd.	319,804	1,628,757
*	Crescent Gold, Ltd.	1,124,856	70,047
*	CuDeco, Ltd.	69,507	93,602
*	Cue Energy Resources, Ltd.	452,354	35,246
*	Customers, Ltd.	554,372	400,664
*	Cytopia, Ltd.	34,980	2,458
	Danks Holdings, Ltd.	10,425	33,120
	Data#3, Ltd.	5,572	16,384
#	David Jones, Ltd.	2,131,968	3,079,043
	Devine, Ltd.	943,656	315,867
	DKN Financial Group, Ltd.	927	266
#	Dominion Mining, Ltd.	438,656	990,689
	Downer EDI, Ltd.	1,176,627	2,616,146
* #	Dragon Mining, Ltd.	1,665,100	64,844
*	Drillsearch Energy, Ltd.	4,394,338	60,787
	DUET Group	2,318,133	3,098,834
#	DWS Advanced Business Solutions, Ltd.	61,895	20,750
* #	Eastern Star Gas, Ltd.	2,840,990	807,004

3

*	Ellex Medical Lasers, Ltd.	278,000	17,349
	Emeco Holdings, Ltd.	1,240,388	131,073
#	Energy Developments, Ltd.	630,322	878,725
* #	Energy World Corp., Ltd.	4,611,496	630,010
*	Engin, Ltd.	1,214,591	13,501
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	402
#	Envestra, Ltd.	4,076,334	769,013
	Envirozel, Ltd.	611,875	30,648
*	Espreon, Ltd.	178,000	55,229
	Euroz, Ltd.	8,038	2,526
* #	Extract Resources, Ltd.	10,600	10,781
*	Falcon Minerals, Ltd.	288,000	15,294
	Fantastic Holdings, Ltd.	355,613	405,075
*	Fig Tree Developments, Ltd.	20,365	201
*	First Australian Resources, Ltd.	2,542,976	61,866
	Fleetwood Corp., Ltd.	223,675	510,466
	FlexiGroup, Ltd.	293,899	59,544
#	Flight Centre, Ltd.	192,954	762,127
* #	Flinders Mines, Ltd.	5,948,301	207,608
	Forest Enterprises Australia, Ltd.	1,513,062	239,017
*	Forge Group, Ltd.	170,828	19,809
* #	Forte Energy NL	850,000	31,486
*	Funtastic, Ltd.	250,296	24,452
*	Fusion Resources, Ltd.	7,950	2,619
#	Futuris Corp., Ltd.	3,162,221	1,124,247
*	Gale Pacific, Ltd.	125,851	3,961
	Gazal Corp., Ltd.	104,542	91,668
*	Genetic Technologies, Ltd.	500,183	14,450
* #	Geodynamics, Ltd.	1,015,653	700,817
* #	Gindalbie Metals, Ltd.	1,817,381	638,155
* #	Giralia Resources NL	625,030	128,296
*	Glengarry Resources, Ltd.	768,955	12,709
*	Globe International, Ltd.	88,283	7,296
*	Golden Gate Petroleum, Ltd.	797,686	55,337
*	Goldsearch, Ltd.	423,975	4,534
	Gowing Bros., Ltd.	79,311	128,570
* #	Graincorp, Ltd. Series A	242,841	797,921
*	Grange Resources, Ltd.	451,979	113,495
#	GRD, Ltd.	2,129,503	494,204
#	Great Southern, Ltd.	9,302,784	872,121
#	GUD Holdings, Ltd.	326,164	1,235,372
#	Gunns, Ltd.	2,264,920	1,329,103
#	GWA International, Ltd.	1,021,379	1,520,601
*	Haoma Mining NL	440,554	20,569
#	Hastie Group, Ltd.	516,740	377,122
*	Havilah Resources NL	280,570	58,022
#	Healthscope, Ltd.	1,077,350	2,913,846
	HGL, Ltd.	108,137	59,150
*	Highlands Pacific, Ltd.	2,651,500	114,817
#	Hills Industries, Ltd.	752,110	1,102,135
* #	Horizon Oil, Ltd.	3,227,717	240,763
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	474,439

4

*	Hyro, Ltd.	248,448	2,759
*	IBA Health Group, Ltd.	2,066,205	963,879
*	ICSGlobal, Ltd.	249,107	25,261
	IDT Australia, Ltd.	82,205	85,124
	iiNet, Ltd.	518,406	394,475
* #	Iluka Resources, Ltd.	1,054,915	2,796,144
#	Imdex, Ltd.	812,684	136,078
*	Imugene, Ltd.	474,785	20,212
*	IMX Resources, Ltd.	606,340	73,119
#	Independence Group NL	507,653	782,400
*	Indo Mines, Ltd.	108,199	20,515
*	Indophil Resources NL	1,738,038	272,373
#	Industrea, Ltd.	3,394,391	229,671
	Infomedia, Ltd.	1,458,074	266,572
* #	Innamincka Petroleum, Ltd.	799,831	115,292
	Integrated Research, Ltd.	261,513	39,270
*	Intellect Holdings, Ltd.	483	1,106
*	Intrepid Mines, Ltd.	666,867	91,848
#	Invocare, Ltd.	731,219	2,290,988
#	IOOF Holdings, Ltd.	403,357	889,211
#	Iress Market Technology, Ltd.	457,135	1,495,304
*	Ixla, Ltd.	89,921	1,314
* #	Jabiru Metals, Ltd.	1,854,281	132,180
#	JB Hi-Fi, Ltd.	473,956	2,764,020
*	Jumbuck Entertainment, Ltd.	7,000	1,913
#	K&S Corp., Ltd.	157,781	248,641
* #	Kagara, Ltd.	814,037	205,603
*	Karoon Gas Australia, Ltd.	628,673	1,170,928
*	Keycorp, Ltd.	45,687	5,606
*	Kings Minerals NL	1,634,196	87,695
* #	Kingsgate Consolidated, Ltd.	388,020	905,421
	Kresta Holdings, Ltd.	507,262	33,223
*	Lafayette Mining, Ltd.	1,963,956	18,718
*	Lednium, Ltd.	195,019	9,913
	Lemarne Corp., Ltd.	30,790	67,463
#	Lend Lease Primelife, Ltd.	2,140,495	234,118
*	Leyshon Resources, Ltd.	103,357	5,200
*	Life Therapeutics, Ltd.	393,649	15,262
* #	Linc Energy, Ltd.	962,258	759,459
*	Lodestar Minerals, Ltd.	96,976	1,633
	Lycopodium, Ltd.	45,700	35,926
* #	Lynas Corp., Ltd.	2,421,413	387,999
	MAC Services Group, Ltd.	185,743	92,919
#	MacArthur Coal, Ltd.	322,516	596,484
#	MacMahon Holdings, Ltd.	2,606,438	525,365
#	Macquarie Communications Infrastructure Group	1,615,966	945,741
	Macquarie Media Group, Ltd.	786,064	421,394
*	Macquarie Telecom Group, Ltd.	35,019	20,026
* #	Mantra Resources, Ltd.	10,296	4,895
*	Marion Energy, Ltd.	400,930	67,592
*	Maryborough Sugar Factory, Ltd.	2,560	2,800
	MaxiTRANS Industries, Ltd.	851,039	139,096

5

* #	McGuigan Simeon Wines, Ltd.	3,062,324	735,766
	McMillan Shakespeare, Ltd	194,418	236,163
	McPherson’s, Ltd.	303,441	86,031
	Melbourne IT, Ltd.	381,905	423,233
*	MEO Australia, Ltd.	380,000	59,967
*	Mercury Mobility, Ltd.	232,538	15,836
#	Mermaid Marine Australia, Ltd.	685,987	449,906
*	Metabolic Pharmaceuticals, Ltd.	769,438	12,097
*	Metal Storm, Ltd.	650,892	16,481
*	Mikoh Corp., Ltd.	611,820	27,701
#	Mincor Resources NL	946,204	369,983
*	Mineral Deposits, Ltd.	66,925	27,367
#	Mineral Resources, Ltd.	470,578	651,258
*	Mirabela Nickel, Ltd.	52,782	43,738
	Mitchell Communications Group, Ltd.	1,143,213	280,388
* #	Molopo Australia, Ltd.	940,636	400,811
#	Monadelphous Group, Ltd.	367,505	1,459,632
	Mortgage Choice, Ltd.	722,000	332,775
*	Mosaic Oil NL	2,209,067	110,635
* #	Mount Gibson Iron, Ltd.	3,114,599	768,182
	Namoi Cotton Cooperative, Ltd.	196,490	46,307
*	Natasa Mining, Ltd.	3,500	2,291
	National Can Industries, Ltd.	97,017	42,535
	Navitas, Ltd.	1,262,530	1,755,726
	New Hope Corp., Ltd.	2,412,665	5,137,321
* #	Nexus Energy, Ltd.	2,334,624	720,276
* #	Nido Petroleum, Ltd.	4,759,793	227,635
	Nomad Building Solutions, Ltd.	27,658	2,959
*	North Australian Diamonds, Ltd.	3,646,488	23,170
* #	Novogen, Ltd.	391,594	184,754
*	NuSep, Ltd.	17,442	644
#	Oakton, Ltd.	378,695	128,247
*	Orbital Corp., Ltd.	1,013,772	22,465
#	OrotonGroup, Ltd.	79,968	108,236
*	Otto Energy, Ltd.	849,150	61,168
	Over Fifty Group, Ltd.	39,928	12,002
	Pacific Brands, Ltd.	2,641,295	700,483
*	Pan Pacific Petroleum NL	1,059,542	236,945
* #	PanAust, Ltd.	7,103,292	583,832
#	Panoramic Resources, Ltd.	901,883	466,613
#	Paperlinx, Ltd.	2,771,649	760,171
*	Payce Consolidated, Ltd.	29,670	21,680
	Peet, Ltd.	974,503	924,544
#	Perpetual Trustees Australia, Ltd.	112,352	2,145,841
* #	Perseus Mining, Ltd.	43,681	20,182
* #	Pharmaxis, Ltd.	737,919	624,467
	Photon Group, Ltd.	9,218	7,071
*	Planet Gas, Ltd.	624,172	10,004
*	Plantcorp NL	4,329	—
* #	Platinum Australia, Ltd.	866,470	324,828
#	PMP, Ltd.	1,925,364	502,595
*	Port Bouvard, Ltd.	270,578	26,445

6

*	Poseidon Nickel, Ltd.	670,939	108,309
	PPK Group, Ltd.	99,965	24,642
*	Prana Biotechnology, Ltd.	195,424	39,729
#	Premier Investments, Ltd.	178,427	421,668
#	Primary Health Care, Ltd.	234,021	704,090
	Prime Media Group, Ltd.	412,374	275,695
*	Prime Retirement & Aged Care Property Trust	1,426,995	95,205
#	Programmed Maintenance Service, Ltd.	425,591	644,571
* #	Pure Energy Resources, Ltd.	263,416	846,731
	Raptis Group, Ltd.	12,000	3,050
#	RCR Tomlinson, Ltd.	1,284,801	293,600
*	REA Group, Ltd.	45,839	101,477
#	Reckon, Ltd.	141,500	95,559
#	Redflex Holdings, Ltd.	401,193	835,049
	Reece Australia, Ltd.	238,457	2,383,071
* #	Resolute Mining, Ltd.	1,442,710	386,395
*	Resource Generation, Ltd.	33,645	7,803
#	Reverse Corp., Ltd.	236,664	145,652
#	Ridley Corp., Ltd.	1,280,468	624,151
*	RiverCity Motorway Group	91,662	9,275
* #	Riversdale Mining, Ltd.	773,004	1,047,568
*	Roc Oil Co., Ltd.	585,333	183,517
	Rock Building Society, Ltd.	26,805	49,054
	Ross Human Directions, Ltd.	143,511	16,383
#	Ruralco Holdings, Ltd.	88,146	170,041
#	SAI Global, Ltd.	853,652	1,371,468
*	Salinas Energy, Ltd.	1,097,665	67,830
#	Salmat, Ltd.	764,648	1,524,801
* #	Samson Oil & Gas, Ltd.	846,781	19,995
	Schaffer Corp., Ltd.	33,766	91,571
*	SDI, Ltd.	311,256	51,096
	Sedgman, Ltd.	62,209	15,605
#	Seek, Ltd.	802,182	1,499,631
	Select Harvests, Ltd.	189,238	359,885
	Servcorp, Ltd.	300,722	419,063
#	Service Stream, Ltd.	916,627	258,168
	Seven Network, Ltd.	445,054	1,673,102
*	Shield Mining, Ltd.	72,292	2,477
#	Sigma Pharmaceuticals, Ltd.	3,896,419	2,947,734
* #	Silex System, Ltd.	578,159	1,298,999
* #	Sino Gold Mining, Ltd.	711,175	2,198,250
*	Sino Strategic International, Ltd.	130,864	32,968
*	Sipa Resources International NL	250,000	3,928
*	Sirtex Medical, Ltd.	216,786	276,503
#	Skilled Group, Ltd.	430,723	338,737
#	SMS Management & Technology, Ltd.	292,441	306,335
#	Spark Infrastructure Group	3,132,417	2,655,971
#	Specialty Fashion Group, Ltd.	807,082	113,811
*	Sphere Investments, Ltd.	7,555	—
#	Spotless Group, Ltd.	962,192	1,535,032

7

* #	St. Barbara, Ltd.	3,232,274	622,772
*	Starpharma Holdings, Ltd.	497,958	53,217
#	Straits Resources, Ltd.	878,069	569,976
*	Strategic Minerals Corp. NL	358,100	7,558
	Structural Systems, Ltd.	177,188	79,646
	Stuart Petroleum, Ltd.	201,731	51,966
* #	Sundance Resources, Ltd.	5,993,157	359,369
	Sunland Group, Ltd.	852,875	267,973
	Super Cheap Auto Group, Ltd.	719,047	1,039,702
*	Swick Mining Services, Ltd.	45,087	7,173
*	Symex Holdings, Ltd.	355,611	111,510
	Talent2 International, Ltd.	474,826	194,366
* #	Tamaya Resources, Ltd.	5,021,812	44,672
* #	Tap Oil, Ltd.	4,622,004	2,397,728
#	Tassal Group, Ltd.	570,055	721,533
	Technology One, Ltd.	1,318,149	598,440
#	Ten Network Holdings, Ltd.	2,173,092	1,402,395
*	Terramin Australia, Ltd.	129,679	31,615
	TFS Corp., Ltd.	886,720	409,936
	Thakral Holdings Group	2,559,697	751,631
#	The Reject Shop, Ltd.	112,300	716,244
*	TNG, Ltd.	721,686	9,539
*	Tooth & Co., Ltd.	153,000	1,264
	Tower Australia Group, Ltd.	1,410,731	2,060,115
*	Tox Free Solutions, Ltd.	308,907	231,288
#	Transfield Services Infrastructure Fund	718,450	513,027
#	Transfield Services, Ltd.	491,604	594,216
#	Transpacific Industries Group, Ltd.	363,760	609,759
	Troy Resources NL	298,451	193,582
	Trust Co., Ltd.	82,756	233,517
*	Unilife Medical Solutions, Ltd.	544,389	92,794
	United Group, Ltd.	338,003	1,688,577
	UXC, Ltd.	942,694	254,397
*	View Resources, Ltd.	1,283,369	106,009
	Village Roadshow, Ltd.	596,487	371,420
	Virgin Blue Holdings, Ltd.	2,428,865	471,111
	Washington H. Soul Pattinson & Co., Ltd.	5,207	28,408
	Watpac, Ltd.	503,131	281,903
#	Wattyl, Ltd.	433,037	182,479
	WDS, Ltd.	289,116	93,643
	Webjet, Ltd.	373,212	250,701
	Webster, Ltd.	158,276	67,597
*	Wedgetail Mining, Ltd.	904,454	11,495
*	Wentworth Holdings, Ltd.	259,666	9,832
#	West Australian Newspapers Holdings, Ltd.	757,364	1,946,216
* #	Western Areas NL	679,582	1,575,952
* #	White Energy Co., Ltd.	141,468	175,335
#	Whitehaven Coal, Ltd.	124,421	126,953
#	WHK Group, Ltd.	1,202,105	622,630
#	Wide Bay Australia, Ltd.	64,425	264,386
	Willmott Forests, Ltd.	51,672	25,286
* #	Windimurra Vanadium, Ltd.	537,429	72,318

8

#	Wotif.com Holdings, Ltd.	679,344	1,366,414
TOTAL COMMON STOCKS			194,676,993

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	158,625

RIGHTS/WARRANTS — (0.0%)
*	Chrome Corp., Ltd. Options 09/30/09	1,600	1
*	Envestra, Ltd. Rights 02/06/09	1,630,533	—
*	Havilah Resources NL Warrants 04/30/10	2,017	38
TOTAL RIGHTS/WARRANTS			39

TOTAL — AUSTRALIA			194,835,657

HONG KONG — (17.9%)
COMMON STOCKS — (17.9%)
	Aeon Credit Service (Asia) Co., Ltd.	740,000	305,306
	Aeon Stores Hong Kong Co., Ltd.	234,000	254,677
	Alco Holdings, Ltd.	1,468,000	238,716
	Allan International Holdings	592,000	60,691
	Allied Group, Ltd.	683,200	1,135,208
	Allied Properties, Ltd.	10,530,000	935,030
	Amax Entertainment Holdings, Ltd.	1,650,000	42,430
*	APT Satellite Holdings, Ltd.	850,000	66,975
	Arts Optical International Holdings	730,000	152,466
	Asia Commercial Holdings, Ltd.	131,040	7,649
	Asia Financial Holdings, Ltd.	2,546,908	682,542
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	906,168
	Asia Standard Hotel	135,050,188	583,654
	Asia Standard International Group, Ltd.	164,071,381	1,367,102
*	Asia TeleMedia, Ltd.	2,832,000	36,522
*	Associated International Hotels	954,000	1,706,901
	Automated Systems Holdings, Ltd.	340,000	73,458
*	BAL Holdings, Ltd.	9	—
	Bossini International Holdings, Ltd.	3,871,500	94,812
*	Brightoil Petroleum Holdings, Ltd.	1,424,000	208,437
* #	Burwill Holdings, Ltd.	7,148,960	134,834
#	C C Land Holdings, Ltd.	3,754,000	918,890
*	Capital Estate, Ltd.	28,570,000	94,135
	Capital Strategic Investment, Ltd.	13,882,500	204,069
	CASH Financial Services Group, Ltd.	119,565	12,395
*	Casil Energine International (Holdings), Ltd.	1,988,000	65,563
* #	CATIC International Holdings, Ltd.	5,332,000	82,466
	Celestial Asia Securities Holdings, Ltd.	343,810	38,110
	Century City International Holdings, Ltd.	4,332,600	169,410
	Chevalier International Holdings, Ltd.	733,482	338,975
	Chevalier Pacific Holdings, Ltd.	355,250	35,535
*	China Best Group Holding, Ltd.	22,749,000	102,217
*	China Digicontent Co., Ltd.	2,710,000	3,495
*	China Electronics Corp. Holdings Co., Ltd.	890,250	55,942

9

*	China Grand Forestry Green Resources Group, Ltd.	900,876	32,486
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	89,188
*	China Infrastructure Investment, Ltd.	6,280,000	128,998
*	China Investments Holdings, Ltd.	210,000	3,083
	China Metal International Holdings, Ltd.	2,844,000	290,237
*	China Motion Telecom International, Ltd.	5,080,000	48,420
	China Motor Bus Co.	74,000	371,923
*	China Oil & Gas Group, Ltd.	1,573,200	41,185
*	China Properties Investment Holdings, Ltd.	880,000	10,099
*	China Resources Gas Group, Ltd.	708,600	234,925
*	China Resources Microelectronics, Ltd.	12,754,800	202,377
*	China Sciences Conservational Power, Ltd.	210,400	1,899
* #	China Seven Star Shopping, Ltd.	12,410,000	77,505
*	China Star Investment Holdings, Ltd.	568,000	7,993
*	China Strategic Holdings, Ltd.	1,670,000	17,952
*	China WindPower Group, Ltd.	4,760,000	131,399
*	China Wireless Technologies, Ltd.	5,152,000	212,406
*	China Zenith Chemical Group, Ltd.	8,037,500	179,427
	China Zirconium, Ltd.	116,400	42,609
*	Chinese People Holdings Co., Ltd.	8,960,000	138,651
	Chinney Investments, Ltd.	1,144,000	77,637
#	Chong Hing Bank, Ltd.	1,070,000	1,237,288
	Chow Sang Sang Holdings	1,447,680	760,051
	Chu Kong Shipping Development	1,584,000	154,408
	Chuang’s Consortium International, Ltd.	3,558,930	164,785
	Chun Wo Development Holdings, Ltd.	2,002,926	83,648
	Chung Tai Printing Holdings, Ltd.	14,710,000	137,726
	City e-Solutions, Ltd.	186,000	10,526
	City Telecom, Ltd.	1,470,497	169,441
* #	Clear Media, Ltd.	1,135,000	216,328
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	148,533
* #	Coastal Greenland, Ltd.	6,588,000	259,047
	COL Capital, Ltd.	2,749,840	140,687
*	Compass Pacific Holdings, Ltd.	1,248,000	15,529
	Computer & Technologies Holdings, Ltd.	432,000	41,546
	Continental Holdings, Ltd.	98,825	8,380
	Convenience Retail Asia, Ltd.	64,000	14,667
#	Coslight Technology International Group, Ltd.	1,134,000	496,889
	Cosmos Machinery Enterprises, Ltd.	1,616,400	67,238
#	Cross-Harbour Holdings, Ltd.	591,520	480,189
	Dah Sing Banking Group, Ltd.	540,000	382,326
	Dah Sing Financial Holdings, Ltd.	160,800	393,330
*	Daisho Microline Holdings, Ltd.	1,236,000	48,646
*	Dan Form Holdings Co., Ltd.	2,866,600	131,112
#	Daphne International Holdings, Ltd.	4,442,000	662,750
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	159,965
	Dickson Concepts International, Ltd.	246,000	62,942
*	Dragon Hill Wuling Automobile	112,500	7,643
*	Dynamic Global Holdings, Ltd.	3,522,000	22,627
	Dynamic Holdings, Ltd.	384,000	59,903
	Eagle Nice (International) Holdings, Ltd.	238,000	31,087

10

	EcoGreen Fine Chemical Group	1,112,000	163,865
*	Eforce Holdings, Ltd.	3,480,000	115,830
* #	EganaGoldpfeil Holdings, Ltd.	4,121,757	350,822
*	E-Kong Group, Ltd.	620,000	25,467
*	Emperor Capital Group, Ltd.	749,672	20,228
	Emperor Entertainment Hotel, Ltd.	2,410,000	126,725
	Emperor International Holdings, Ltd.	4,076,360	342,728
*	Enerchina Holdings, Ltd.	3,068,800	39,358
*	ENM Holdings, Ltd.	27,408,000	458,412
*	eSun Holdings, Ltd.	302,000	48,045
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,595
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	219,063
#	Far East Consortium	4,305,517	510,421
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	14,422
	Far East Technology International, Ltd.	179,520	8,116
	First Natural Foods Holdings, Ltd.	2,365,000	89,973
	Four Seas Food Investment Holdings, Ltd.	202,184	20,742
	Four Seas Mercantile Holdings, Ltd.	592,000	175,594
*	Frasers Property China, Ltd.	16,477,000	157,872
#	Fubon Bank Hong Kong, Ltd.	2,290,000	621,804
*	Fujian Holdings, Ltd.	117,800	4,815
	Fujikon Industrial Holdings, Ltd.	912,000	150,953
* #	Galaxy Entertainment Group, Ltd.	1,435,000	234,016
#	Get Nice Holdings, Ltd.	21,508,000	558,931
	Giordano International, Ltd.	4,980,000	1,181,428
*	Global Tech (Holdings), Ltd.	5,612,000	18,000
	Glorious Sun Enterprises, Ltd.	2,700,000	657,323
	Gold Peak Industries (Holdings), Ltd.	3,080,250	188,294
	Golden Resources Development International, Ltd.	2,848,500	74,883
*	Goldin Properties Holdings, Ltd.	1,876,000	1,013,203
	Goldlion Holdings, Ltd.	2,343,000	287,526
	Golik Holdings, Ltd.	930,500	23,795
*	GR Vietnam Holdings, Ltd.	620,000	5,075
	Grande Holdings, Ltd.	882,000	109,657
	Great Eagle Holdings, Ltd.	294,000	359,319
*	Group Sense (International), Ltd.	2,448,000	35,991
	Guangnan Holdings, Ltd.	1,779,600	169,815
	Hang Fung Gold Technology, Ltd.	1,972,482	165,343
*	Hans Energy Co., Ltd.	7,556,000	196,566
	Harbour Centre Development, Ltd.	593,000	625,905
* #	Heng Tai Consumables Group, Ltd.	3,173,000	193,574
*	Hi Sun Technology (China), Ltd.	399,000	36,430
	High Fashion International, Ltd.	268,000	50,572
	HKR International, Ltd.	3,637,536	799,108
*	Hong Fok Land, Ltd.	1,210,000	1,560
	Hong Kong Catering Management, Ltd.	542,796	28,721
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	432,314
	Hongkong Chinese, Ltd.	4,482,000	386,286
	Hop Fung Group Holdings, Ltd.	888,000	55,538
*	Hop Hing Group Holdings, Ltd.	660,265	30,605
	Hsin Chong Construction Group, Ltd.	1,569,658	112,085

11

*	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	114,750
	Huafeng Group Holdings, Ltd.	13,541,325	266,545
*	Huscoke Resources Holdings, Ltd.	670,000	45,501
	Hutchison Harbour Ring, Ltd.	16,156,000	1,201,429
*	Hycomm Wireless, Ltd.	47,090	1,306
	I.T., Ltd.	2,734,000	155,394
*	IDT International, Ltd.	6,240,183	131,103
#	Integrated Distribution Services Group, Ltd.	759,000	819,151
	IPE Group, Ltd.	1,740,000	72,254
	ITC Corp., Ltd.	3,574,585	42,257
*	ITC Properties Group, Ltd.	97,143,680	472,976
	Jiuzhou Development Co., Ltd.	2,632,000	102,919
	JLF Investment Co., Ltd.	1,036,250	33,431
	Johnson Electric Holdings, Ltd.	1,444,500	304,809
	Joyce Boutique Holdings, Ltd.	1,530,000	22,085
*	Junefield Department Store Group, Ltd.	256,000	2,853
	K Wah International Holdings, Ltd.	5,677,405	754,800
*	Kai Yuan Holdings, Ltd.	3,640,000	123,086
	Kantone Holdings, Ltd.	8,281,348	191,530
*	Karl Thomson Holdings, Ltd.	1,238,000	59,238
*	Karrie International Holdings, Ltd.	1,433,600	65,006
	Keck Seng Investments	924,600	251,435
	Kee Shing Holdings	886,000	55,169
	Kin Yat Holdings, Ltd.	586,000	96,416
	King Fook Holdings	1,000,000	46,591
*	King Pacific International Holdings, Ltd.	1,404,200	22,093
	Kingmaker Footwear Holdings, Ltd.	1,476,955	98,650
*	Kong Sun Holdings, Ltd.	2,198,000	5,386
	Kowloon Development Co., Ltd.	1,449,000	614,792
*	KPI Co., Ltd.	396,000	5,881
*	KTP Holdings, Ltd.	560,400	33,090
	Kwoon Chung Bus Holdings, Ltd.	556,000	53,715
	Lai Fung Holdings, Ltd.	18,003,000	237,373
*	Lai Sun Development Co., Ltd.	119,492,800	1,765,698
	Lam Soon Hong Kong, Ltd.	302,310	127,719
	Le Saunda Holdings, Ltd.	1,424,000	105,290
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,979
	Lee & Man Holdings, Ltd.	1,780,000	122,887
#	Lee & Man Paper Manufacturing, Ltd.	1,291,200	594,917
	Lerado Group Holding Co.	1,602,000	81,871
	Lippo, Ltd.	1,433,700	267,879
	Liu Chong Hing Investment, Ltd.	829,200	337,232
	Luen Thai Holdings, Ltd.	1,345,000	80,576
	Luk Fook Holdings (International), Ltd.	1,192,000	261,768
	Luks Industrial Group, Ltd.	302,913	83,335
*	Lung Cheong International Holdings, Ltd.	2,426,000	19,199
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	455,541
* #	Macau Success, Ltd.	5,560,000	305,232
	Magnificent Estates, Ltd.	12,744,000	111,058
	Mainland Headwear Holdings, Ltd.	765,600	78,074
	Man Yue International Holdings, Ltd.	1,084,000	82,276
	Matrix Holdings, Ltd.	1,067,414	43,658

12

*	Media China Co., Ltd.	33,420,000	165,165
*	Mei Ah Entertainment Group, Ltd.	1,732,000	48,978
	Melbourne Enterprises	45,500	301,533
#	Melco International Development, Ltd.	2,228,000	639,177
*	Midas International Holdings, Ltd.	4,776,000	58,444
#	Midland Holdings, Ltd.	3,230,000	952,624
#	Min Xin Holdings	1,137,200	323,201
*	Ming An Holdings Co., Ltd.	2,570,000	271,805
* #	Minmetals Holdings, Ltd.	1,780,000	143,725
	Miramar Hotel & Investment	772,000	536,486
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	182,235
*	Nan Hai Corp., Ltd.	129,572,743	661,204
	Nanyang Holdings	137,500	144,072
	National Electronics Holdings	2,156,000	78,778
	Natural Beauty Bio-Technology, Ltd.	4,980,000	723,008
*	New Century Group Hong Kong, Ltd.	13,351,464	153,874
	New Island Printing Holdings	176,000	8,001
*	New World Mobile Holdings, Ltd.	22,140	5,863
	Next Media, Ltd.	6,106,000	686,823
	Norstar Founders Group, Ltd.	3,256,000	306,526
*	Orient Power Holdings, Ltd.	804,000	19,493
	Oriental Press Group	6,124,000	532,525
	Oriental Watch Holdings	610,000	78,749
	Pacific Andes International Holdings, Ltd.	1,700,000	134,736
*	Pacific Century Premium Developments, Ltd.	6,333,000	1,261,883
	Paliburg Holdings, Ltd.	2,348,830	324,853
*	Paradise Entertainment, Ltd.	3,969,000	14,759
	Paul Y Engineering Group, Ltd.	73,488	3,584
* #	Peace Mark Holdings, Ltd.	2,738,022	529,649
	Pegasus International Holdings, Ltd.	226,000	39,892
	Pico Far East Holdings, Ltd.	3,864,000	234,688
*	Playmates Toys, Ltd.	504,700	4,440
*	PME Group, Ltd.	950,000	17,221
	Pokfulam Development Co., Ltd.	234,000	99,543
*	Pokphand (C.P.) Co., Ltd.	5,970,000	125,308
*	Polyard Petroleum International	1,170,000	7,609
#	Ports Design, Ltd.	912,500	921,699
*	Premium Land, Ltd.	990,000	44,167
*	Proview International Holdings, Ltd.	11,635,322	240,188
#	Public Financial Holdings, Ltd.	2,412,000	861,933
*	Pyxis Group, Ltd.	1,936,000	53,679
	Qin Jia Yuan Media Services Co., Ltd.	1,124,631	203,362
*	QPL International Holdings, Ltd.	2,009,000	27,036
	Quality Healthcare Asia, Ltd.	478,995	113,611
	Raymond Industrial, Ltd.	1,547,400	121,303
#	Regal Hotels International Holdings, Ltd.	2,891,800	679,920
	Rivera Holdings, Ltd.	5,710,000	130,457
#	Road King Infrastructure, Ltd.	1,718,000	604,899
	Roadshow Holdings, Ltd.	1,456,000	93,744
	S.A.S. Dragon Holdings, Ltd.	1,456,000	102,558
#	Sa Sa International Holdings, Ltd.	2,768,000	742,045
	Safety Godown Co., Ltd.	408,000	149,934

13

	Samson Paper Holdings, Ltd.	666,000	34,172
*	San Miguel Brewery	612,800	79,825
*	Sanyuan Group, Ltd.	415,000	8,028
	Sea Holdings, Ltd.	1,138,000	338,024
*	SEEC Media Group, Ltd.	2,550,000	65,442
*	Shanghai Zenghai Property, Ltd.	16,702,000	272,356
	Shaw Brothers Hong Kong, Ltd.	741,000	1,232,328
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	351,655
	Shenyin Wanguo, Ltd.	1,212,500	431,635
	Shougang Concord Century Holdings, Ltd.	3,916,000	171,671
*	Shougang Concord Grand Group, Ltd.	2,451,000	87,822
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	104,274
#	Shui On Construction & Materials, Ltd.	720,000	491,954
*	Shun Ho Resources Holdings, Ltd.	483,000	73,423
*	Shun Ho Technology Holdings, Ltd.	1,037,452	68,785
#	Shun Tak Holdings, Ltd.	3,260,000	1,183,046
	Silver Grant International	5,033,000	469,388
*	Sincere Co., Ltd.	505,500	11,337
	Sing Tao News Corp., Ltd.	1,842,000	90,615
	Sino Biopharmaceutical, Ltd.	5,880,000	933,371
*	Sinocan Holdings, Ltd.	350,000	1,760
*	Sino-i Technology, Ltd.	51,703,158	258,292
*	Skyfame Realty Holdings, Ltd.	2,737,750	119,133
#	Smartone Telecommunications Holdings, Ltd.	1,285,500	984,292
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	13,838
	South China (China), Ltd.	5,620,000	238,739
	South China Financial Holdings, Ltd.	4,872,000	29,373
	Southeast Asia Properties & Finance, Ltd.	263,538	43,502
*	Starlight International Holdings	1,903,792	43,584
*	Stella International Holdings, Ltd.	163,000	141,050
*	Styland Holdings, Ltd.	101,991	325
	Sun Hing Vision Group Holdings, Ltd.	358,000	72,794
	Sunway International Holdings, Ltd.	866,000	11,680
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	50,686
	Synergis Holdings, Ltd.	350,033	24,995
*	Tack Fat Group	4,448,000	229,448
	Tai Cheung Holdings	1,799,000	619,385
	Tai Fook Securities Group, Ltd.	2,023,899	296,457
	Tai Sang Land Development, Ltd.	576,984	170,731
*	Tak Shun Technology Group, Ltd.	24,016,000	144,042
	Tak Sing Alliance Holdings	2,909,865	125,721
	Tan Chong International, Ltd.	1,212,000	138,387
*	TCC International Holdings, Ltd.	1,691,789	381,465
*	Technology Venture Holdings, Ltd.	586,000	4,308
#	Techtronic Industries Co., Ltd.	4,175,500	1,366,997
*	Termbray Industries International	2,304,900	263,759
	Tern Properties	61,200	22,099
	Texhong Textile Group, Ltd.	1,930,000	116,876
	Texwinca Holdings, Ltd.	2,438,000	1,043,482
*	The Sun’s Group, Ltd.	25,506	2,226
	Tian An China Investments	3,975,430	973,923

14

*	Tian Teck Land	1,076,000	713,501
*	Tomorrow International Holdings, Ltd.	1,296,420	24,297
	Tongda Group Holdings, Ltd.	8,210,000	60,962
#	Top Form International, Ltd.	2,760,000	89,123
*	Topsearch International (Holdings), Ltd.	3,860,000	81,682
	Tristate Holdings, Ltd.	188,000	24,159
	Truly International Holdings	1,074,000	525,336
	Tungtex (Holdings) Co., Ltd.	910,000	111,755
	Tysan Holdings, Ltd.	1,040,773	59,174
*	United Power Investment, Ltd.	5,696,000	73,733
*	U-Right International Holdings, Ltd.	4,746,000	8,569
	USI Holdings, Ltd.	1,452,999	200,761
	Van Shung Chong Holdings, Ltd.	2,245,335	115,075
	Varitronix International, Ltd.	1,093,293	276,876
	Vedan International (Holdings), Ltd.	3,144,000	167,000
	Veeko International Holdings, Ltd.	1,532,981	19,791
#	Victory City International Holdings, Ltd.	2,759,185	155,142
*	Vital Biotech Holdings, Ltd.	470,000	9,483
	Vitasoy International Holdings, Ltd.	3,115,000	1,273,828
*	Vongroup, Ltd.	10,865,000	111,278
	Wah Ha Realty Co., Ltd.	278,600	51,737
	Wai Kee Holdings, Ltd.	8,218,738	758,258
	Wang On Group, Ltd.	38,896,460	113,929
*	Warderly International Holdings, Ltd.	520,000	32,189
*	Welling Holdings, Ltd.	12,708,000	230,860
*	Winfoong International, Ltd.	1,210,000	10,217
	Wing On Co. International, Ltd.	785,000	796,373
	Wing Shan International	896,000	47,291
	Wong’s International (Holdings), Ltd.	737,641	42,807
	Wong’s Kong King International (Holdings), Ltd.	120,000	8,847
#	Xinyi Glass Holding Co., Ltd.	1,956,000	497,271
*	Xpress Group, Ltd.	3,464,000	27,726
	Y. T. Realty Group, Ltd.	965,000	169,742
	Yangtzekiang Garment, Ltd.	607,500	74,354
	Yau Lee Holdings, Ltd.	534,000	46,381
	YGM Trading	284,000	108,531
	Yip’s Chemical Holdings, Ltd.	1,344,000	347,139
*	Yueshou Environmental Holdings, Ltd.	510,800	6,228
	Yugang International, Ltd.	123,976,000	837,404
*	Yunnan Enterprises Holdings, Ltd.	240,000	12,177
TOTAL COMMON STOCKS			81,449,872

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	14,478
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,519
*	COL Capital, Ltd. Warrants 07/27/09	110,648	499
*	COL Capital, Ltd. Warrants 07/27/09	2,749,840	3,546
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	2,129
*	HyComm Wireless, Ltd. Rights 02/23/09	329,630	3,018

15

*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	2,234
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,634
*	Lippo, Ltd. Warrants 07/04/11	122,470	14,215
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,078	1,156
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	111,000	544
*	South China (China), Ltd. Rights 09/06/10	1,124,000	6,523
TOTAL RIGHTS/WARRANTS			56,635

TOTAL — HONG KONG			81,506,507

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,576
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,576

NEW ZEALAND — (6.6%)
COMMON STOCKS — (6.6%)
	Abano Healthcare Group, Ltd.	31,300	76,386
*	AFFCO Holdings, Ltd.	1,806,887	337,502
	Air New Zealand, Ltd.	1,296,716	588,105
	Cavalier Corp., Ltd.	283,674	274,415
	CDL Investments New Zealand, Ltd.	395,965	50,099
	Colonial Motor Co., Ltd.	126,795	153,574
	Ebos Group, Ltd.	158,421	352,337
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	933,561
	Fisher & Paykel Healthcare Corp.	2,816,046	4,804,050
#	Freightways, Ltd.	701,032	1,044,244
#	Hallenstein Glassons Holdings, Ltd.	241,638	265,237
	Hellaby Holdings, Ltd.	242,239	146,975
	Horizon Energy Distribution, Ltd.	40,420	63,680
	Infratil, Ltd.	2,123,579	1,899,059
	Mainfreight, Ltd.	462,988	977,767
	Methven, Ltd.	10,000	6,163
	Michael Hill International, Ltd.	1,534,152	393,283
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	275,745
	New Zealand Exchange, Ltd.	57,282	159,368
	New Zealand Oil & Gas, Ltd.	1,729,024	1,113,254
	New Zealand Refining Co., Ltd.	501,580	1,638,540
	Northland Port Corp. (New Zealand), Ltd.	219,997	296,449
	Nuplex Industries, Ltd.	452,063	656,683
	Port of Tauranga, Ltd.	566,944	1,678,691
*	ProvencoCadmus, Ltd.	524,201	14,585
#	Pumpkin Patch, Ltd.	606,913	269,380
	Pyne Gould Guinness, Ltd.	1,020,032	660,499
	Restaurant Brand New Zealand, Ltd.	369,175	117,986
*	Richina Pacific, Ltd.	309,644	56,611
*	Rubicon, Ltd.	974,601	300,143
	Ryman Healthcare, Ltd.	2,353,608	1,645,478

16

	Sanford, Ltd.	409,164	1,108,879
*	Scott Technology, Ltd.	60,843	26,736
*	Seafresh Fisheries, Ltd.	80,520	1,145
	Skellerup Holdings, Ltd.	170,441	61,143
	Sky City Entertainment Group, Ltd.	2,846,409	4,438,216
	Sky Network Television, Ltd.	152,922	321,616
	South Port New Zealand, Ltd.	30,744	30,910
#	Steel & Tube Holdings, Ltd.	404,138	604,556
	Taylors Group, Ltd.	29,646	20,497
*	Tenon, Ltd.	19,132	4,849
#	Tourism Holdings, Ltd.	402,452	134,509
	Tower, Ltd.	683,655	567,819
	Trustpower, Ltd.	3,300	12,454
	Vector, Ltd.	407,887	455,421
	Warehouse Group, Ltd.	452,815	837,640

TOTAL — NEW ZEALAND			29,876,239

SINGAPORE — (11.8%)
COMMON STOCKS — (11.8%)
*	Addvalue Technologies, Ltd.	1,043,000	38,000
	Advanced Holdings, Ltd.	691,000	47,143
	Allgreen Properties, Ltd.	1,721,000	529,781
	Apollo Enterprises, Ltd.	302,000	178,114
	Aqua-Terra Supply Co., Ltd.	641,000	50,893
	Armstrong Industrial Corp., Ltd.	1,460,000	111,506
*	ASA Group Holdings, Ltd.	336,000	8,860
#	Asia Environment Holdings, Ltd.	528,793	37,843
*	Asia-Pacific Strategic Investments, Ltd.	1,410	196
	ASL Marine Holdings, Ltd.	497,000	141,551
	A-Sonic Aerospace, Ltd.	626,996	19,729
	Aussino Group, Ltd.	967,000	89,679
*	Ban Joo & Co., Ltd.	928,000	9,094
	Best World International, Ltd.	307,500	41,623
	Beyonics Technology, Ltd.	9,328,300	730,701
	Bonvests Holdings, Ltd.	990,000	378,362
	Broadway Industrial Group, Ltd.	461,000	46,678
*	Brothers (Holdings), Ltd.	504,628	36,683
#	Bukit Sembawang Estates, Ltd.	341,003	854,934
	CEI Contract Manufacturing, Ltd.	432,000	27,025
	Cerebos Pacific, Ltd.	528,000	1,125,083
#	CH Offshore, Ltd.	1,568,200	257,042
* #	Chartered Semiconductor Manufacturing, Ltd.	790,000	121,483
*	Chemical Industries (Far East), Ltd.	105,910	29,466
	China Dairy Group, Ltd.	1,502,000	80,971
*	China Energy, Ltd.	3,110,000	331,374
	China Merchants Holdings Pacific, Ltd.	809,000	240,413
	Chip Eng Seng Corp., Ltd.	1,775,000	191,545
	Chosen Holdings, Ltd.	1,284,000	70,171
	Chuan Hup Holdings, Ltd.	4,385,000	523,002
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	2,034
*	Compact Metal Industries, Ltd.	643,000	3,195

17

* #	Creative Technology Co., Ltd.	257,350	704,547
	CSC Holdings, Ltd.	1,829,000	101,696
#	CSE Global, Ltd.	1,854,000	467,644
	CWT, Ltd.	1,384,500	273,196
#	Delong Holdings, Ltd.	1,287,000	546,125
*	Digiland International, Ltd.	11,763,000	38,943
*	Eagle Brand Holdings, Ltd.	14,387,000	191,436
*	Eastern Asia Technology, Ltd.	1,205,000	27,938
*	Ellipsiz, Ltd.	123,000	2,427
	Engro Corp., Ltd.	354,000	136,010
*	Enviro-Hub Holdings, Ltd.	1,445,666	94,672
	Eu Yan Sang International, Ltd.	182,000	33,343
*	Eucon Holdings, Ltd.	3,096,000	30,631
	Ezra Holdings Pte, Ltd.	970,000	411,283
#	F.J. Benjamin Holdings, Ltd.	1,095,000	104,554
#	Federal International (2000), Ltd.	657,000	62,357
*	Firstlink Investments Corp., Ltd.	1,951,000	44,614
*	Fischer Tech, Ltd.	244,000	9,294
	Food Empire Holdings, Ltd.	1,094,400	216,805
	Freight Links Express Holdings, Ltd.	3,893,000	100,932
*	Fu Yu Corp., Ltd.	3,993,750	176,572
* #	Gallant Venture, Ltd.	1,310,000	128,902
	GK Goh Holdings, Ltd.	1,463,000	491,558
#	Goodpack, Ltd.	1,559,000	799,434
	GP Batteries International, Ltd.	395,000	147,683
	GP Industries, Ltd.	3,054,209	504,857
	Grand Banks Yachts, Ltd.	250,000	131,090
#	Guocoland, Ltd.	495,500	349,171
	Hersing Corp., Ltd.	1,285,000	173,256
#	Hi-P International, Ltd.	2,187,000	466,195
	Ho Bee Investment, Ltd.	685,000	158,498
* #	Hong Fok Corp., Ltd.	7,081,700	1,040,946
#	Hong Leong Asia, Ltd.	868,000	329,571
	Hotel Grand Central, Ltd.	1,060,514	370,508
	Hotel Plaza, Ltd.	1,687,500	1,251,068
#	Hotel Properties, Ltd.	1,679,600	1,166,664
	Hour Glass, Ltd.	622,744	192,017
* #	HTL International Holdings, Ltd.	1,691,843	88,648
	Huan Hsin Holdings, Ltd.	1,138,400	192,277
	HupSteel, Ltd.	1,687,875	172,124
	Hwa Hong Corp., Ltd.	2,436,000	537,685
#	Hyflux, Ltd.	1,336,000	1,550,187
	IDT Holdings, Ltd.	693,000	91,452
	IFS Capital, Ltd.	348,000	122,182
*	Informatics Education, Ltd.	1,339,000	21,773
#	InnoTek, Ltd.	931,000	111,010
*	Innovalues, Ltd.	630,000	24,703
*	Intraco, Ltd.	608,500	101,779
	IPC Corp., Ltd.	1,512,000	59,612
	Isetan (Singapore), Ltd.	122,500	249,578
	Jadason Enterprises, Ltd.	1,108,000	29,120
*	Jasper Investments, Ltd.	90,680	9,247

18

#	Jaya Holdings, Ltd.	2,265,000	398,952
*	JK Yaming International Holdings, Ltd.	907,000	214,794
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	36,408
	K1 Ventures, Ltd.	5,227,500	483,194
#	Keppel Land, Ltd.	900,000	816,663
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	901,595
	Khong Guan Flour Milling, Ltd.	38,000	18,879
	Kian Ann Engineering, Ltd.	1,302,000	107,712
	Kian Ho Bearings, Ltd.	781,500	76,359
	Kim Eng Holdings, Ltd.	1,361,620	889,112
	Koh Brothers Group, Ltd.	1,494,000	131,670
	KS Energy Services, Ltd.	498,000	243,884
*	L & M Group Investments, Ltd.	7,107,100	23,540
	Lafe Corp., Ltd.	1,234,800	42,798
*	LanTroVision (S), Ltd.	5,028,750	49,306
	LC Development, Ltd.	2,041,254	106,262
	Lee Kim Tah Holdings, Ltd.	1,600,000	413,355
	Lion Asiapac, Ltd.	473,000	40,466
	Low Keng Huat Singapore, Ltd.	2,232,000	236,036
	Lum Chang Holdings, Ltd.	1,134,030	114,340
* #	Manhattan Resources, Ltd.	668,000	137,443
	Manufacturing Integration Technology, Ltd.	588,000	21,423
*	MDR, Ltd.	2,040,000	10,072
* #	Mediaring.Com, Ltd.	4,262,500	180,179
	Memtech International, Ltd.	1,322,000	43,442
	Metro Holdings, Ltd.	1,994,960	409,812
#	Midas Holdings, Ltd.	1,100,000	374,068
*	Mirach Energy, Ltd.	460,000	8,380
	Miyoshi Precision, Ltd.	553,500	23,660
	MobileOne, Ltd.	2,063,000	2,205,977
	Multi-Chem, Ltd.	1,263,000	79,481
	Nera Telecommunications, Ltd.	1,272,000	157,279
	New Toyo International Holdings, Ltd.	1,043,000	110,546
	NSL, Ltd.	414,000	247,696
	Orchard Parade Holdings, Ltd.	956,022	413,484
	Ossia International, Ltd.	750,554	62,103
	Pan-United Corp., Ltd.	2,060,000	500,423
	Parkway Holdings, Ltd.	787,133	593,785
	PCI, Ltd.	734,000	109,400
*	Penguin International, Ltd.	400,000	11,716
	Pertama Holdings, Ltd.	459,750	70,047
#	Petra Foods, Ltd.	881,000	244,049
	Popular Holdings, Ltd.	2,719,500	170,082
	PSC Corp., Ltd.	1,973,419	187,373
	QAF, Ltd.	881,000	99,168
*	Qian Hu Corp., Ltd.	674,600	39,952
#	Raffles Education Corp., Ltd.	3,990,000	1,366,702
	Rotary Engineering, Ltd.	1,703,600	256,096
	San Teh, Ltd.	838,406	151,632
	SBS Transit, Ltd.	962,500	1,121,183
	SC Global Developments, Ltd.	42,000	13,331
	Seksun Corp., Ltd.	280,000	5,024

19

#	Sim Lian Group, Ltd.	1,380,000	241,988
	Sing Holdings, Ltd.	36,666	4,311
	Sing Investments & Finance, Ltd.	198,450	134,604
	Singapore Food Industries, Ltd.	1,671,000	1,026,376
	Singapore Land, Ltd.	154,000	334,890
#	Singapore Petroleum Co., Ltd.	1,351,000	2,161,715
	Singapore Post, Ltd.	5,179,900	2,629,075
	Singapore Reinsurance Corp., Ltd.	1,864,530	182,013
	Singapore Shipping Corp., Ltd.	1,765,000	239,203
	Singapura Finance, Ltd.	174,062	123,169
	Sinwa, Ltd.	259,000	20,389
	SMB United, Ltd.	2,010,000	165,734
#	SP Chemicals, Ltd.	1,219,500	586,546
*	SP Corp., Ltd.	454,000	10,526
	SSH Corp., Ltd.	1,307,000	90,023
	Stamford Land Corp., Ltd.	2,946,000	474,101
	Straco Corp., Ltd.	130,000	6,889
#	Straits Asia Resources, Ltd.	1,279,000	776,250
	Sunningdale Tech, Ltd.	12,125,000	498,868
*	Sunright, Ltd.	378,000	28,796
	Superbowl Holdings, Ltd.	980,000	70,835
	Superior Multi-Packaging, Ltd.	490,500	22,744
* #	Swiber Holdings, Ltd.	801,000	248,226
#	Tat Hong Holdings, Ltd.	1,169,000	462,646
*	Thakral Corp., Ltd.	6,028,000	173,080
	Tiong Woon Corp. Holding, Ltd.	1,359,000	154,893
	Transcu Group, Ltd.	265,000	140,435
	Trek 2000 International, Ltd.	1,004,000	73,158
*	TT International, Ltd.	2,742,480	48,814
	UMS Holdings, Ltd.	941,000	64,520
	United Engineers, Ltd.	829,666	615,754
	United Envirotech, Ltd.	352,000	24,182
	United Overseas Insurance, Ltd.	188,250	285,317
	United Pulp & Paper Co., Ltd.	708,000	56,280
	UOB-Kay Hian Holdings, Ltd.	1,585,000	968,031
	Venture Corp., Ltd.	557,000	1,484,372
	Vicom, Ltd.	120,000	122,110
#	WBL Corp., Ltd.	600,000	1,560,191
	Wheelock Properties, Ltd.	1,207,000	786,727
	Wing Tai Holdings, Ltd.	1,164,000	530,573
	Xpress Holdings, Ltd.	3,079,000	111,323
#	Yellow Pages (Singapore), Ltd.	299,000	34,965
	YHI International, Ltd.	1,174,000	89,434
	Yoma Strategic Holdings, Ltd.	132,000	7,651
* #	Yongnam Holdings, Ltd.	1,970,000	115,346
*	Zhongguo Jilong, Ltd.	249,876	7,321
TOTAL COMMON STOCKS			53,956,715

RIGHTS/WARRANTS — (0.0%)
*	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	3,651
*	Qian Hu Corp., Ltd. Rights 09/19/10	204,100	7,436
TOTAL RIGHTS/WARRANTS			11,087

TOTAL — SINGAPORE			53,967,802

20

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $2,555,000 FNMA 5.058%(r), 01/01/36, valued at $2,148,925) to be repurchased at $2,114,033	$2,114	2,114,000

		Shares
SECURITIES LENDING COLLATERAL — (20.5%)
§ @	DFA Short Term Investment Fund LP	92,920,765	92,920,765

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $506,365) to be repurchased at $496,448	$496	496,436

TOTAL SECURITIES LENDING COLLATERAL			93,417,201

TOTAL INVESTMENTS - (100.0%)
(Cost $766,299,626)##			$455,720,982

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (95.4%)
Consumer Discretionary — (18.4%)
	4imprint Group P.L.C.	96,735	$182,906
	Aegis Group P.L.C.	3,311,021	3,647,525
	Aga Rangemaster Group P.L.C.	288,143	262,297
	Arena Leisure P.L.C.	1,372,024	441,895
	Bellway P.L.C.	406,536	3,371,387
	Blacks Leisure Group P.L.C.	181,058	68,243
	Bloomsbury Publishing P.L.C.	281,545	581,588
#	Bovis Homes Group P.L.C.	474,842	2,640,408
	BPP Holdings P.L.C.	216,656	1,001,170
	Burberry Group P.L.C.	277,987	1,013,297
	Caffyns P.L.C.	6,000	23,885
#	Carpetright P.L.C.	167,232	937,234
	Carphone Warehouse Group P.L.C.	85,127	124,092
	Centaur Media P.L.C.	617,725	295,406
	Chime Communications P.L.C.	211,086	140,760
*	Chrysalis Group P.L.C.	107,232	92,007
	Churchill China P.L.C.	30,000	75,970
	Clinton Cards P.L.C.	740,506	97,546
	Cosalt P.L.C.	82,921	101,014
	Daily Mail & General Trust P.L.C. Series A	590,153	2,240,097
	Dawson Holdings P.L.C.	253,045	257,659
#	Debenhams P.L.C.	1,394,313	631,361
	Dignity P.L.C.	255,526	2,261,599
#	DSG International P.L.C.	5,517,259	1,754,309
	Dunelm Group P.L.C.	17,747	39,023
	Euromoney Institutional Investor P.L.C.	346,866	1,142,169
	Findel P.L.C.	377,636	320,954
*	Forminster P.L.C.	43,333	2,355
#	French Connection Group P.L.C.	373,475	239,825
	Fuller Smith & Turner P.L.C.	129,026	720,008
	Future P.L.C.	1,324,863	335,610
	Galiform P.L.C.	45,000	8,276
	Game Group P.L.C.	1,441,697	2,979,755
# *	Games Workshop Group P.L.C.	101,889	298,962
	Greene King P.L.C.	423,929	2,590,286
	Halfords Group P.L.C.	913,032	3,294,636
	Haynes Publishing Group P.L.C.	14,703	24,966
	Headlam Group P.L.C.	330,383	1,049,132
	Henry Boot P.L.C.	426,786	355,528
#	HMV Group P.L.C.	1,627,244	3,235,807
	Holidaybreak P.L.C.	205,158	559,070
#	Hornby P.L.C.	154,220	170,631
	Huntsworth P.L.C.	795,153	395,209

1

*	Impellam Group P.L.C.	35,258	10,252
	Inchcape P.L.C.	776,534	422,007
	Informa P.L.C.	615,731	2,134,320
	ITV P.L.C.	1,608,507	637,476
	J.D. Wetherspoon P.L.C.	552,111	2,722,725
	JD Sports Fashion P.L.C.	122,850	380,412
	JJB Sports P.L.C.	922,465	106,581
	John Menzies P.L.C.	244,534	283,354
	Kesa Electricals P.L.C.	2,031,662	2,960,410
	Ladbrokes P.L.C.	1,188,699	3,101,912
	Laura Ashley Holdings P.L.C.	2,806,720	415,577
	Lookers P.L.C.	689,354	270,655
#	Luminar Group Holdings P.L.C.	260,932	392,955
	Manganese Bronze Holdings P.L.C.	68,818	69,330
	Millennium and Copthorne Hotels P.L.C.	572,461	1,939,140
	Mothercare P.L.C.	324,479	1,843,262
	N Brown Group P.L.C.	974,614	2,742,978
*	Pace P.L.C.	747,903	573,315
*	PartyGaming P.L.C.	98,960	239,617
	Pendragon P.L.C.	2,285,154	77,625
	Persimmon P.L.C.	421,007	1,750,508
	Pinewood Shepperton P.L.C.	182,105	308,936
*	Rank Group P.L.C.	876,100	748,079
	Redrow P.L.C.	626,857	1,407,712
	Restaurant Group P.L.C.	732,507	1,148,912
#	Rightmove P.L.C.	236,332	574,604
	Smiths News P.L.C.	674,129	545,867
*	Sportech P.L.C.	329,794	293,961
	Sports Direct International P.L.C.	383,193	268,170
	St Ives Group P.L.C.	436,379	431,071
	St. Jame’s Place P.L.C.	712,044	1,949,834
*	Stylo P.L.C.	64,096	3,483
	Ted Baker P.L.C.	161,948	813,234
*	The Berkeley Group Holdings P.L.C.	320,225	3,652,293
	The Vitec Group P.L.C.	160,303	432,881
	Topps Tiles P.L.C.	761,166	165,111
	Trinity Mirror P.L.C.	47,137	32,191
	United Business Media P.L.C.	864,643	6,027,356
	UTV Media P.L.C.	217,432	210,361
*	Wagon P.L.C.	237,979	6,656
	WH Smith P.LC.	588,205	2,856,632
	William Hill P.L.C.	1,297,070	4,417,765
	Wilmington Group P.L.C.	346,234	614,514
	Yell Group P.L.C.	1,192,528	760,004
Total Consumer Discretionary			90,749,895

Consumer Staples — (4.3%)
	Anglo-Eastern Plantations P.L.C.	108,333	381,592
	Barr (A.G.) P.L.C.	64,286	1,055,727
	Britvic P.L.C.	567,955	1,884,333
	Cranswick P.L.C.	174,592	1,543,267
	Dairy Crest Group P.L.C.	520,119	1,503,223
	Devro P.L.C.	605,749	725,391
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,221,315

2

	Marston’s P.L.C.	1,192,685	1,785,641
	Mcbride P.L.C.	935,102	1,695,386
	Northern Foods P.L.C.	2,038,052	1,572,337
	Premier Foods P.L.C.	2,185,269	994,502
	PZ Cussons P.L.C.	1,440,399	3,830,179
	R.E.A. Holdings P.L.C.	49,233	210,514
	Robert Wiseman Dairies P.L.C.	276,160	1,310,243
	Thorntons P.L.C.	313,060	175,704
# *	Uniq P.L.C.	463,373	75,474
Total Consumer Staples			20,964,828

Energy — (5.7%)
	Anglo Pacific Group P.L.C.	426,647	567,930
*	Dana Petroleum P.L.C.	326,327	4,258,441
*	Emerald Energy P.L.C.	214,462	1,239,263
*	Fortune Oil P.L.C.	5,889,851	466,557
# *	Hardy Oil & Gas P.L.C.	46,779	103,225
# *	Heritage Oil, Ltd.	75,233	221,310
	Hunting P.L.C.	477,489	2,705,677
	James Fisher & Sons P.L.C.	189,802	987,599
	JKX Oil and Gas P.L.C.	575,605	1,676,102
	John Wood Group P.L.C.	207,976	582,644
	Melrose Resources P.L.C.	378,100	1,049,004
	Petrofac, Ltd.	130,017	782,606
*	Premier Oil P.L.C.	320,409	3,268,672
*	Salamander Energy P.L.C.	274,153	437,855
*	Soco International P.L.C.	281,540	4,041,343
*	UK Coal P.L.C.	573,596	1,035,881
	Venture Production P.L.C.	442,513	3,729,453
	Wellstream Holdings P.L.C.	114,781	789,568
Total Energy			27,943,130

Financials — (15.7%)
#	Aberdeen Asset Management P.L.C.	2,590,854	4,813,701
	Amlin P.L.C.	1,363,484	7,554,097
	Arbuthnot Banking Group P.L.C.	67,329	202,152
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	325,464	596,402
	Beazley Group P.L.C.	1,047,415	1,928,260
#	BlueBay Asset Management P.L.C.	154,645	191,237
	Brewin Dolphin Holdings P.L.C.	870,024	1,416,341
	Brit Insurance Holdings P.L.C.	1,289,236	3,764,123
	Capital & Regional P.L.C.	271,596	118,169
	Catlin Group, Ltd.	977,375	4,911,269
	Charles Stanley Group P.L.C.	123,753	317,603
	Chesnara P.L.C.	171,258	313,233
	Close Brothers Group P.L.C.	481,680	3,458,638
# *	CLS Holdings P.L.C.	148,841	687,005
*	Cockleshell, Ltd.	6,528	7,285
	Daejan Holdings P.L.C.	42,317	1,321,902
	Development Securities P.L.C.	201,060	797,202
	DTZ Holdings P.L.C.	220,478	80,364
	Evolution Group P.L.C.	1,150,083	1,497,420
	Great Portland Estates P.L.C.	418,295	1,389,600
	Hansard Global P.L.C.	1,459	3,112

3

	Hardy Underwriting Group P.L.C.	153,854	642,545
*	Hargreaves Lansdown P.L.C.	353,836	850,142
	Helical Bar P.L.C.	408,691	1,844,247
# *	Henderson Group P.L.C.	2,936,019	3,191,139
	Hiscox, Ltd.	1,535,730	6,968,672
	IG Group Holdings P.L.C.	1,256,927	5,265,241
*	Industrial & Commercial Holdings P.L.C.	5,000	109
#	Intermediate Capital Group P.L.C.	326,494	1,811,250
	International Personal Finance P.L.C.	883,513	1,628,781
*	IP Group P.L.C.	250,011	194,336
	Jardine Lloyd Thompson Group P.L.C.	781,443	5,091,673
	Liontrust Asset Management P.L.C.	129,935	165,212
# *	LSL Property Services P.L.C.	131,485	101,230
*	MWB Group Holdings P.L.C.	379,622	167,546
	Novae Group P.L.C.	234,668	1,086,099
	Park Group P.L.C.	166,600	38,897
*	Pices Property Services P.L.C.	62,500	—
	Provident Financial P.L.C.	485,695	5,451,273
	Quintain Estates & Development P.L.C.	288,516	103,224
	Rathbone Brothers P.L.C.	159,131	1,678,567
	Rensburg Sheppards P.L.C.	169,098	976,150
*	Rutland Trust P.L.C.	85,288	82,811
	S&U P.L.C.	21,140	85,413
	Savills P.L.C.	449,406	1,570,864
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	812
	Shore Capital Group P.L.C.	1,193,004	250,200
	ST Modwen Properties P.L.C.	482,604	791,419
	Town Centre Securities P.L.C.	17,674	17,874
	Tullett Prebon P.L.C.	757,461	1,666,556
	Unite Group P.L.C.	444,621	411,684
Total Financials			77,503,081

Health Care — (3.8%)
*	Alizyme P.L.C.	660,805	65,862
*	Antisoma P.L.C.	2,024,536	814,304
*	Ark Therapeutics Group P.L.C.	638,344	329,089
	Assura Group, Ltd.	48,153	27,480
# *	Axis-Shield P.L.C.	224,506	1,033,194
*	Biocompatibles International P.L.C.	147,081	277,085
	Bioquell P.L.C.	90,893	129,536
*	BTG P.L.C.	730,460	1,563,837
	Care UK P.L.C.	199,792	926,365
	Consort Medical P.L.C.	116,271	794,542
#	Corin Group P.L.C.	151,637	118,455
	Dechra Pharmaceuticals P.L.C.	201,204	1,228,463
	Genetix Group P.L.C.	151,246	109,194
	Genus P.L.C.	157,057	1,511,223
	Goldshield Group P.L.C.	119,590	403,344
#	Hikma Pharmaceuticals P.L.C.	430,418	2,216,113
	Nestor Healthcare Group P.L.C.	443,850	131,736
*	Oxford Biomedica P.L.C.	2,123,042	206,149
*	Prostrakan Group P.L.C.	38,359	47,972
*	Renovo Group P.L.C.	95,255	33,606

4

# *	SkyePharma P.L.C.	55,765	127,656
	Southern Cross Healthcare, Ltd.	195,059	222,073
	SSL International P.L.C.	745,205	5,418,379
*	Vectura Group P.L.C.	1,009,075	917,184
*	William Ransom & Son P.L.C.	30,000	2,371
Total Health Care			18,655,212

Industrials — (32.2%)
# *	AEA Technology P.L.C.	539,970	143,377
	Aggreko P.L.C.	583,754	3,285,757
	Air Partner P.L.C.	37,086	221,203
	Alumasc Group P.L.C.	131,547	122,951
	Arriva P.L.C.	630,725	4,166,879
	Ashtead Group P.L.C.	1,976,882	1,139,433
	Atkins WS P.L.C.	425,663	3,425,858
*	Autologic Holdings P.L.C.	96,590	18,509
	Babcock International Group P.L.C.	853,247	6,220,884
	BBA Aviation P.L.C.	1,204,134	1,282,061
	Bodycote P.L.C.	722,295	1,266,959
	Braemar Shipping Services P.L.C.	81,108	308,278
	Brammer P.L.C.	185,266	278,644
	BSS Group P.L.C.	489,152	1,855,413
	Business Post Group P.L.C.	199,191	788,849
	Camellia P.L.C.	2,437	183,779
	Carillion P.L.C.	1,523,518	5,138,758
	Carr’s Milling Industries P.L.C.	35,330	230,211
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	336,743
	Charles Taylor Consulting P.L.C.	139,215	454,190
*	Charter International P.L.C.	626,781	3,490,240
	Chemring Group P.L.C.	128,869	4,280,093
	Chloride Group P.L.C.	1,025,093	1,995,976
	Clarkson P.L.C.	68,229	443,065
	Communisis P.L.C.	561,133	330,227
	Connaught P.L.C.	319,006	1,655,630
#	Cookson Group P.L.C.	813,260	1,104,431
	Costain Group P.L.C.	1,269,584	422,802
*	Danka Business Systems P.L.C.	1,029,605	17,834
	Davis Service Group P.L.C.	670,430	2,396,898
	De la Rue P.L.C.	387,017	5,226,713
	Dewhurst P.L.C.	9,000	24,129
	Domino Printing Sciences P.L.C.	456,398	1,290,713
*	easyJet P.L.C.	645,250	2,779,894
	Eleco P.L.C.	80,000	34,538
	Fenner P.L.C.	671,987	591,774
	Forth Ports P.L.C.	179,142	1,898,852
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	723,787
	Go-Ahead Group P.L.C.	175,345	2,482,652
	Hampson Industries P.L.C.	430,496	515,991
	Hays P.L.C.	5,101,389	5,543,468
#	Helphire P.L.C.	570,202	330,909
	Hogg Robinson Group P.L.C.	103,893	16,173
	Homeserve P.L.C.	228,007	3,231,837
	Hyder Consulting P.L.C.	168,297	326,287

5

	IMI P.L.C.	1,192,232	4,610,920
	Interserve P.L.C.	498,625	1,433,461
	Intertek Group P.L.C.	588,823	7,245,235
*	Invensys P.L.C.	555,334	1,237,531
	ITE Group P.L.C.	1,339,191	1,234,182
	J. Smart & Co. (Contractors) P.L.C.	22,500	109,564
	Keller Group P.L.C.	277,823	2,465,578
	Kier Group P.L.C.	141,688	2,041,261
	Latchways P.L.C.	41,288	286,451
	Lavendon Group P.L.C.	175,529	269,456
	Lincat Group P.L.C.	14,452	78,218
	Low & Bonar P.L.C.	763,541	325,416
	Management Consulting Group P.L.C.	1,026,246	381,811
	Meggitt P.L.C.	1,481,239	2,954,576
	Melrose P.L.C.	944,503	905,633
	Michael Page International P.L.C.	1,235,568	3,887,406
	Mitie Group P.L.C.	1,208,230	3,532,129
	MJ Gleeson Group P.L.C.	195,875	221,687
	Morgan Crucible Co. P.L.C.	1,158,902	1,603,206
	Morgan Sindall P.L.C.	170,838	1,353,275
	Mouchel Group P.L.C.	469,006	2,597,630
	MS International P.L.C.	50,000	150,218
	National Express Group P.L.C.	487,807	2,294,641
	Northgate P.L.C.	285,327	322,119
	OPD Group P.L.C.	102,094	77,228
	PayPoint P.L.C.	87,747	564,087
	PV Crystalox Solar P.L.C.	597,857	789,807
	Qinetiq P.L.C.	2,172,472	4,706,650
*	Regus P.L.C.	3,696,088	2,544,260
*	Renold P.L.C.	270,995	95,802
#	Rentokil Initial P.L.C.	1,270,226	778,732
	Ricardo P.L.C.	222,000	608,962
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	653,595
	ROK P.L.C.	723,316	319,426
	RPS Group P.L.C.	788,615	1,550,338
	Scott Wilson Group P.L.C.	51,118	74,019
	Senior P.L.C.	1,671,692	713,606
	Severfield-Rowen P.L.C.	351,952	761,027
	Shanks Group P.L.C.	985,616	1,391,616
	SIG P.L.C.	479,728	827,839
	Speedy Hire P.L.C.	178,122	210,684
	Spirax-Sarco Engineering P.L.C.	304,500	3,655,233
	Spring Group P.L.C.	596,238	291,238
	Stagecoach Group P.L.C.	306,965	537,399
	Sthree P.L.C.	269,551	608,042
	T. Clarke P.L.C.	148,717	253,416
*	Tandem Group P.L.C.	327,365	—
*	Tarsus Group P.L.C.	212,372	153,204
	The Weir Group P.L.C.	340,510	1,631,636
	Tomkins P.L.C.	3,177,919	5,414,226
	Travis Perkins P.L.C.	410,292	1,887,092
	Tribal Group P.L.C.	132,810	181,635
	Trifast P.L.C.	359,985	89,771
	Ultra Electronics Holdings P.L.C.	267,145	4,475,267

6

	Umeco P.L.C.	196,406	637,624
*	Volex Group P.L.C.	241,088	61,035
	Vp P.L.C.	167,463	284,047
	VT Group P.L.C.	677,021	5,810,423
	White Young Green P.L.C.	178,318	118,045
	Wincanton P.L.C.	479,763	1,058,089
	WSP Group P.L.C.	262,651	606,639
	XP Power, Ltd.	73,546	135,755
	Young & Co.’s Brewery P.L.C.	40,000	228,563
	Young & Co.’s Brewery P.L.C. Series A	20,936	145,590
Total Industrials			158,496,900

Information Technology — (10.9%)
	Acal P.L.C.	104,729	135,033
*	Alphameric P.L.C.	127,141	28,936
*	Alterian P.L.C.	179,139	155,831
	Anite P.L.C.	1,312,790	532,624
	ARM Holdings P.L.C.	4,708,219	6,226,070
	Aveva Group P.L.C.	275,408	2,378,950
	Computacenter P.L.C.	423,790	703,060
*	CSR P.L.C.	342,508	900,573
	Dialight P.L.C.	111,362	170,564
	Dicom Group P.L.C.	317,667	622,004
#	Dimension Data Holdings P.L.C.	5,615,130	2,905,645
	Diploma P.L.C.	459,990	765,623
	E2V Technologies P.L.C.	247,588	320,977
	Electrocomponents P.L.C.	1,576,293	2,983,600
	Fidessa Group P.L.C.	130,344	1,152,076
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	132,391
	Halma P.L.C.	1,486,473	3,919,328
*	Imagination Technologies Group P.L.C.	882,944	743,331
	Innovation Group P.L.C.	2,537,718	238,565
*	Intec Telecom Systems P.L.C.	1,201,847	468,964
	Kewill P.L.C.	368,863	160,166
	Laird P.L.C.	697,371	886,644
	Logica P.L.C.	2,944,148	2,787,663
	Micro Focus International P.L.C.	452,097	1,974,170
	Misys P.L.C.	1,982,492	3,320,002
	Morse P.L.C.	367,208	38,590
	Oxford Instruments P.L.C.	193,856	442,678
	Phoenix IT Group, Ltd.	197,369	535,873
	Premier Farnell P.L.C.	1,379,926	2,687,670
	Psion P.L.C.	499,513	360,163
	Raymarine P.L.C.	289,080	55,139
	Renishaw P.L.C.	228,282	1,084,818
	RM P.L.C.	363,499	895,590
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	3,512,821
*	Scipher P.L.C.	34,563	563
*	SDL P.L.C.	333,680	1,303,125
	Spectris P.L.C.	499,879	3,478,741
	Spirent Communications P.L.C.	3,176,692	1,756,923
	TT electronics P.L.C.	595,193	257,607
	Vislink P.L.C.	588,460	153,136

7

* Wolfson Microelectronics P.L.C.	493,841	499,941
Xaar P.L.C.	220,887	146,502
* Xchanging P.L.C.	541,322	1,697,680
Total Information Technology		53,520,350

Materials — (3.4%)
British Polythene Industries P.L.C.	102,332	235,951
Carclo P.L.C.	214,230	163,899
Croda International P.L.C.	484,717	3,491,473
Delta P.L.C.	591,338	859,349
DS Smith P.L.C.	1,591,931	1,861,736
Elementis P.L.C.	1,858,096	1,234,402
Filtrona P.L.C.	704,266	1,280,940
* Gem Diamonds, Ltd.	3,895	12,454
Hill & Smith Holdings P.L.C.	275,101	727,180
Hochschild Mining P.L.C.	194,546	417,552
* Inveresk P.L.C.	125,000	3,895
Marshalls P.L.C.	670,307	675,777
Mondi P.L.C.	855,031	2,254,171
# Porvair P.L.C.	158,128	151,074
RPC Group P.L.C.	404,286	815,879
Victrex P.L.C.	321,880	1,996,790
Yule Catto & Co. P.L.C.	527,850	405,631
Zotefoams P.L.C.	96,852	81,964
Total Materials		16,670,117

Telecommunication Services — (0.7%)
* Colt Telecom Group SA	1,213,428	1,378,060
Kcom Group P.L.C.	2,504,455	560,098
Telecom Plus P.L.C.	288,118	1,320,419
* Vanco P.L.C.	232,704	216,672
Total Telecommunication Services		3,475,249

Utilities — (0.3%)
Dee Valley Group P.L.C.	12,109	154,387
Hydro International P.L.C.	27,669	43,910
Northumbrian Water Group P.L.C.	343,950	1,166,911
Total Utilities		1,365,208

TOTAL COMMON STOCKS		469,343,970

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $1,760,000 FNMA 5.058%(r), 01/01/36, valued at $1,480,277) to be repurchased at $1,457,023	$1,457	1,457,000

8

		Shares
SECURITIES LENDING COLLATERAL — (4.3%)
§ @	DFA Short Term Investment Fund LP	20,572,278	20,572,278

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $473,695) to be repurchased at $464,418	$464	464,407

TOTAL SECURITIES LENDING COLLATERAL			21,036,685

TOTAL INVESTMENTS - (100.0%)
(Cost $849,224,806)##			$491,837,655

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.7%)
COMMON STOCKS — (2.7%)
#	Agrana Beteiligungs AG	16,794	$963,812
	Andritz AG	116,739	3,447,786
*	A-TEC Industries AG	21,828	170,932
	Austria Email AG	715	4,191
# *	Austrian Airlines AG	130,038	695,443
	BKS Bank AG	520	72,573
# *	BWIN Interactive Entertainment AG	79,165	1,989,646
#	BWT AG	27,601	399,526
# *	CA Immobilien Anlagen AG	130,641	654,420
*	Christ Water Techology AG	24,819	57,913
	Constantia Packaging AG	18,095	483,011
*	Conwert Immobilien Invest AG	48,984	293,506
	EVN AG	36,696	566,951
*	Eybl International AG	16,503	21,180
	Flughafen Wien AG	39,948	1,598,291
	Frauenthal Holding AG	12,084	91,487
# *	Intercell AG	104,732	3,417,247
*	Josef Manner & Co. AG	870	49,570
	Lenzing AG	4,961	961,767
#	Mayr-Melnhof Karton AG	33,664	2,239,033
#	Oberbank AG	35,740	1,998,260
#	Oesterreichische Post AG	98,332	3,066,401
#	Palfinger AG	45,976	523,620
# *	RHI AG	93,231	1,482,334
#	Rosenbauer International AG	11,816	337,299
*	S&T System Integration & Technology Distribution AG	6,404	93,615
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	871,274
*	Sparkassen Immobilien AG	58,185	151,731
	UBM Realitaetenentwicklung AG	1,440	48,952
	Uniqa Versicherungen AG	157,096	3,481,067
*	Warimpex Finanz und Beteiligungs AG	3,832	6,042
	Wolford AG	11,165	136,442
	Zumtobel AG	67,243	561,157

TOTAL — AUSTRIA			30,936,479

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & van Haaren NV	81,854	3,572,911
*	Agfa Gevaert NV	368,855	1,289,065

1

	Banque Nationale de Belgique	952	2,648,711
	Barco NV	53,143	1,026,643
	Bekaert SA	56,746	3,290,213
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	194,658
*	Compagnie du Bois Sauvage SA	87	14
	Compagnie d’Entreprises CFE	40,394	1,251,700
	Compagnie Immobiliere de Belgique SA	10,535	199,414
	Compagnie Maritime Belge SA	61,365	1,241,380
#	Deceuninck NV	61,853	212,454
*	Devgen	219	1,129
	D’Ieteren SA NV	12,852	1,445,182
	Duvel Moorgat SA	8,904	375,425
	Econocom Group SA	65,485	480,733
	Elia System Operator SA NV	112,393	3,768,082
	Euronav SA	86,793	1,318,218
	EVS Broadcast Equipment SA	13,059	400,130
#	Exmar NV	76,531	878,307
	Floridienne SA	2,033	217,205
#	Henex	7,487	307,835
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	302,026
*	International Brachtherapy SA	35,773	98,513
	Ion Beam Application	67,020	540,400
	Jensen-Group NV	12,030	66,088
	Kinepolis	4,534	87,197
	Lotus Bakeries SA	1,361	452,675
#	Melexis NV	88,696	535,195
	Omega Pharma SA	83,442	2,587,840
	Picanol	16,620	70,002
# *	Realdolmen	606,720	116,052
	Recticel SA	52,387	274,542
*	Resilux	4,095	145,769
	Rosier SA	655	208,549
	Roularta Media Group NV	3,344	50,811
	SAPEC SA (4775951)	3,531	260,701
*	SAPEC SA (5389544)	75	356
	Sioen Industries NV	52,140	238,199
	Sipef NV	24,100	617,150
*	Spector Photo Group SA	11,235	5,602
*	Systemat-Datarelay SA	26,232	122,973
# *	Telenet Group Holding NV	148,890	2,349,964
	Ter Beke NV	2,281	115,091
	Tessenderlo Chemie NV	90,268	2,726,789
	Umicore	103,490	1,923,818
	Unibra SA	1,600	287,629
	Van De Velde NV	27,632	876,698
	VPK Packaging Group SA	13,057	269,129
TOTAL COMMON STOCKS			39,449,167

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	606,720	4,661
*	Zenitel VVPR Contingent Rights	8,654	11
TOTAL RIGHTS/WARRANTS			4,672

TOTAL — BELGIUM			39,453,839

2

DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
	Aarhus Lokalbank A.S.	8,030	86,956
	Aktieselskabet Roskilde Bank A.S.	32,685	1,965
	Aktieselskabet Skjern Bank A.S.	3,276	67,612
	Alk-Abello A.S.	11,379	1,000,517
*	Alm. Brand A.S.	27,560	378,808
#	Amagerbanken A.S.	32,395	177,796
	Ambu A.S.	22,100	292,288
	Arkil Holdings A.S. Series B	780	87,174
	Auriga Industries A.S. Series B	46,057	800,085
#	Bang & Olufsen Holding A.S. Series B	30,487	415,597
# *	Bavarian Nordic A.S.	17,176	459,780
#	BoConcept Holding A.S.	5,650	92,026
*	Brodrene Hartmann A.S. Series B	11,730	156,966
*	Brondbyernes IF Fodbold A.S. Series B	15,450	100,574
	D/S Norden A.S.	3,898	122,856
	Dalhoff, Larson & Horneman A.S. Series B	32,000	146,811
	Dantherm Holding A.S.	13,100	75,863
	DFDS A.S.	11,236	749,864
	DiBa Bank A.S.	2,300	22,390
	Djursland Bank A.S.	8,970	225,275
#	East Asiatic Co., Ltd. A.S.	52,687	1,718,798
	F.E. Bording A.S.	600	74,512
	Fionia Bank A.S.	17,880	103,836
	Fluegger A.S. Series B	4,198	200,626
# *	GN Great Nordic A.S.	135,907	287,964
*	GPV Industi A.S.	2,200	11,238
# *	Greentech Energy Systems A.S.	23,655	77,469
	Gronlandsbanken	768	41,813
	H&H International A.S. Series B	1,920	100,492
#	Harboes Bryggeri A.S.	10,250	196,678
	Hojgaard Holding A.S. Series B	2,750	46,538
#	IC Companys A.S.	33,305	267,258
*	Incentive A.S.	3,575	11,360
# *	Jeudan A.S.	2,516	192,216
	Lan & Spar Bank A.S.	5,150	275,171
*	Lastas A.S. Series B	11,200	53,446
	Lollands Bank A.S.	750	20,135
*	Maconomy Corp. A.S.	7,833	7,821
	Mols-Linien A.S.	27,700	284,023
# *	NeuroSearch A.S.	42,054	1,252,265
	NKT Holding A.S.	37,422	776,263
	Nordjyske Bank A.S.	17,600	256,175
	Norresundby Bank A.S.	7,350	151,302
	Ostjydsk Bank A.S.	2,554	122,958
# *	Parken Sport & Entertainment A.S.	8,234	675,261
	Per Aarsleff A.S. Series B	5,975	478,436

3

#	Ringkjoebing Landbobank Aktieselskab	14,890	951,312
	Roblon A.S. Series B	540	59,102
	Royal Unibrew A.S.	12,465	277,237
*	RTX Telecom A.S.	303	769
	Salling Bank A.S.	910	51,581
	Sanistal A.S. Series B	4,436	77,893
	Satair A.S.	8,525	153,026
	Schouw & Co. A.S.	70,768	1,021,049
#	SimCorp A.S.	16,263	1,620,414
	Sjaelso Gruppen A.S.	21,980	81,609
	SKAKO Industries A.S.	5,130	81,079
*	Solar Holdings A.S. Series B	3,266	111,167
*	Sondagsavisen A.S.	36,665	81,653
	Spar Nord Bank A.S.	115,369	939,052
	Sparbank	10,930	116,343
	Sparekassen Faaborg A.S.	1,972	261,745
	Sydbank A.S.	2,400	31,928
	Thrane & Thrane A.S.	9,883	278,177
	Tivoli A.S.	969	523,105
*	TK Development A.S.	91,681	341,538
	Vestfyns Bank A.S.	680	68,686
	Vestjysk Bank A.S.	24,162	268,902

TOTAL — DENMARK			20,542,624

FINLAND — (6.2%)
COMMON STOCKS — (6.2%)
# *	Ahlstrom Oyj	4,420	41,569
	Alandsbanken AB Series B	17,663	451,751
*	Aldata Solutions Oyj	194,535	91,921
#	Alma Media Oyj	278,483	1,886,935
	Amanda Capital Oyj	67,120	173,367
#	Amer Sports Oyj Series A	307,264	2,204,692
#	Aspo Oyj	68,141	356,264
*	Atria P.L.C.	2,584	36,084
	BasWare Oyj	34,550	324,944
*	Biotie Therapies Corp.	265,590	91,792
	Cargotec Oyj Series B	109,737	1,062,485
	Componenta Oyj	34,400	241,283
	Comptel P.L.C.	324,863	290,299
#	Cramo Oyj	104,189	698,705
	Digia P.L.C.	55,020	126,754
	Efore Oyj	114,965	107,194
	Elisa Oyj	276,614	4,375,367
	Etteplan Oyj	62,600	259,143
#	Finnair Oyj	186,376	1,239,850
#	Finnlines Oyj	107,063	998,811
	Fiskars Oyj Abp Series A	181,663	1,653,769
	F-Secure Oyj	447,078	1,171,065
*	GeoSentric Oyj	244,900	9,349
#	Glaston Oyj Abp	131,940	177,520
	HKScan Oyj Series A	72,398	446,904

4

	Huhtamaki Oyj	338,637	2,494,158
	Ilkka-Yhtyma Oyj	34,432	347,204
	KCI Konecranes Oyj	243,819	3,740,776
#	Kemira Oyj	248,868	1,620,832
#	Kesko Oyj	113,753	2,796,248
	Laennen Tehtaat Oyj	18,920	327,055
#	Lassila & Tikanoja Oyj	117,954	1,794,395
	Lemminkainen Oyj	13,072	250,524
#	M-Real Oyj Series B	3,798,185	2,714,201
	Neomarkka Oyj	16,652	127,544
#	Nokian Renkaat Oyj	325,926	3,184,646
	Nordic Aluminium Oyj	10,440	160,054
	Okmetic Oyj	54,904	169,381
	Olvi Oyj Series A	31,354	633,239
	Oriola-KD Oyj Class A	26,000	49,844
	Oriola-KD Oyj Class B	85,493	161,714
	Orion Oyj Series A	96,540	1,679,707
	Orion Oyj Series B	253,721	4,371,710
	Outokumpu Oyj Series A	71,558	815,178
*	Outotec Oyj	36,018	509,779
	PKC Group Oyj	48,390	223,318
	Pohjola Bank P.L.C.	236,967	2,774,830
	Ponsse Oyj	22,814	145,880
	Poyry Oyj	180,742	1,860,741
	Raisio P.L.C.	462,617	910,751
#	Ramirent Oyj	299,709	1,180,310
	Rapala VMC Oyj	113,258	548,730
	Rautaruukki Oyj Series K	64,448	1,023,369
	Raute Oyj Series A	10,390	88,860
*	Ruukki Group Oyj	303,857	451,358
	Sanoma Oyj	151,379	1,773,396
	Scanfil Oyj	123,479	327,955
	Sponda Oyj	159,511	672,367
	Stockmann Oyj Abp Series A	43,914	678,922
	Stockmann Oyj Abp Series B	99,920	1,404,120
	Talentum Oyj	129,629	311,782
#	Teleste Oyj	53,559	252,516
	TietoEnator Oyj	277,638	3,147,032
	Trainers’ House P.L.C.	107,200	82,319
	Tulikivi Oyj	79,440	80,304
	Turkistuottajat Oyj	8,490	76,948
	Uponor Oyj Series A	206,241	2,107,931
	Vacon Oyj	43,052	898,763
	Vaisala Oyj Series A	39,132	1,105,317
	Viking Line AB	10,400	423,165
	Wartsila Corp. Oyj Series B	77,401	2,071,174
	YIT Oyj	50,319	314,017

TOTAL — FINLAND			71,402,181

5

FRANCE — (11.9%)
COMMON STOCKS — (11.9%)
	Akka Technologies SA	6,050	66,344
	Ales Groupe SA	32,639	382,788
*	Alten	60,626	926,239
*	Altran Technologies SA	343,804	1,110,653
	April Group SA	70,844	2,281,897
	Arkema	199,362	2,801,464
	Assystem	52,519	331,089
	Atos Origin SA	114,242	2,706,905
	Aubay	28,405	90,295
#	Audika SA	21,857	447,580
# *	Axorys SA	11,700	10,786
*	Baccarat SA	1,090	155,785
	Banque Tarneaud SA	1,430	170,103
#	Beneteau SA	176,815	1,268,223
*	Bigben Interactive	7,762	58,223
	bioMerieux	10,416	810,181
	Boiron SA	25,156	701,114
	Boizel Chanoine Champagne SA	6,122	225,821
	Bonduelle SCA	12,784	864,992
	Bongrain SA	14,661	811,609
#	Bourbon SA	147,476	3,800,695
# *	Bull SA	289,386	482,274
	Burelle SA	3,914	240,490
*	Cafom SA	5,092	23,579
	Canal Plus SA	272,646	1,599,951
#	Carbone Lorraine SA	54,832	1,362,335
#	CBo Territoria	28,320	68,301
	Cegedim SA	11,176	453,705
*	Cesar SA	14,219	7,614
# *	Club Mediterranee SA	45,228	641,905
	Compagnie Industrielle et Financiere D’Entreprises	1,200	60,537
	Compagnie International Andre Trigano SA	983	77,974
	CS Communication & Systemes	7,938	63,009
	Damartex SA	21,236	339,948
	Delachaux SA	27,616	1,418,256
#	Derichebourg	562,064	1,233,244
*	Dollfus Mieg & Cie SA	54,239	80,559
*	Dynaction SA	14,655	107,770
	EDF Energies Nouvelles SA	27,785	1,077,345
	Electricite de Strasbourg	22,706	2,368,816
	Esso Ste Anonyme Francaise	8,945	886,951
#	Establissements Maurel et Prom	296,036	2,778,023
	Euler Hermes SA	29,892	1,066,764
*	Euro Disney SCA (4320878)	89	14
# *	Euro Disney SCA (B29QD14)	48,370	194,970
	Exel Industries SA	10,841	323,840
	Explosifs et de Produits Chimiques	524	133,858
#	Fimalac SA	29,963	1,107,393
	Finuchem SA	18,510	138,047
	Fleury Michon SA	4,694	171,012
	Francois Freres (Tonnellerie) SA	3,839	120,205
	Gascogne SA	6,907	300,238

6

	Gaumont SA	14,184	823,817
# *	GECI International	63,334	160,692
*	GECI International I07 Shares	10,786	14
# *	Gemalto NV	161,967	3,953,624
	Gevelot SA	3,584	79,159
	GFI Informatique SA	122,870	405,947
	Gifi	7,360	301,499
	Ginger (Groupe Ingenierie Europe)	10,523	142,299
	GL Events	7,882	103,314
	GPE Groupe Pizzorno	5,200	96,258
	Grands Moulins de Strasbourg	110	43,661
*	Groupe Ares	21,994	31,822
	Groupe Crit	24,673	273,962
# *	Groupe Eurotunnel SA	170,564	874,759
#	Groupe Flo SA	22,019	84,376
*	Groupe Go Sport SA	2,740	53,225
	Groupe Guillin SA	1,200	51,377
#	Groupe Open	27,590	150,582
#	Groupe Steria SCA	65,651	686,468
	Guerbet SA	5,824	787,722
	Guyenne et Gascogne SA	25,246	2,096,976
#	Haulotte Group SA	55,825	281,757
#	Havas SA	1,165,955	2,337,287
	Idsud	2,227	96,815
	Imerys SA	21,540	855,250
	Ingenico SA	101,520	1,680,538
	Ipsen SA	13,470	526,313
	Ipsos SA	83,610	1,776,257
	Kaufman et Broad SA	2,387	18,309
	Korian	5,455	125,310
#	Laurent-Perrier	11,820	664,910
# *	Lectra	83,499	252,516
	Lisi SA	16,055	527,442
# *	LVL Medical Groupe SA	24,346	294,035
	M6 Metropole Television	148,116	2,398,090
#	Manitou BF SA	46,880	376,360
#	Manutan International SA	13,517	516,207
	MGI Coutier SA	2,753	26,084
	Mr. Bricolage SA	23,846	284,391
#	Naturex	6,954	212,876
	Neopost SA	61,086	4,911,399
	Nexans SA	92,377	5,291,562
	Norbert Dentressangle	12,330	407,451
*	Oeneo	102,487	127,892
# *	Orpea	97,899	3,406,324
*	Osiatis	1,400	3,183
#	PagesJaunes SA	1,385	12,188
	Paris Orleans et Cie SA	2,660	59,481
	Pierre & Vacances	15,567	857,634
	Plastic Omnium SA	29,952	253,323
	Plastivaloire SA	4,552	96,777
	PSB Industries SA	8,438	139,899

7

	Radiall SA	5,231	301,021
	Rallye SA	77,113	1,532,734
*	Recylex SA	35,449	152,332
	Remy Cointreau SA	74,447	1,977,891
#	Rexel SA	165,885	1,011,579
#	Rhodia SA	224,856	999,148
	Robertet SA	3,167	307,748
	Rougier SA	6,120	201,972
	Rubis SA	30,230	1,681,989
# *	S.T. Dupont SA	39,440	7,549
	Sabeton SA	13,500	205,690
	Saft Groupe SA	41,284	1,008,024
	SAMSE SA	8,545	516,408
	SCOR SE	256,413	5,200,118
	SEB SA	88,673	2,093,236
	Sechilienne SA	54,906	2,036,573
	Securidev SA	2,500	52,305
*	Seloger.com	2,853	49,063
	Signaux Girod SA	894	65,675
	Societe BIC SA	84,787	4,540,126
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,065,589
	Societe Pour l’Informatique Industrielle SA	40,908	211,231
#	Societe Television Francaise 1	51,700	555,549
# *	Soitec SA	107,280	356,347
*	Solving International SA	2,012	4,770
	Somfy SA	21,848	3,019,800
	Sopra Group SA	22,982	905,530
	Sperian Protection	18,519	839,850
#	Stallergenes SA	32,698	1,591,946
	STEF-TFE	28,838	1,004,867
	Sucriere de Pithiviers Le Vieil	1,773	1,100,267
	Synergie SA	32,941	362,513
	Teleperformance SA	158,000	4,317,598
	Tessi SA	5,050	161,402
# *	Theolia SA	86,282	285,799
*	Thomson	1,013,751	1,442,839
*	UbiSoft Entertainment SA	196,028	2,759,885
	Union Financiere de France Banque SA	15,895	440,434
#	Valeo SA	232,962	2,591,814
	Viel et Compagnie	158,130	423,723
	Vilmorin et Cie SA	18,821	2,083,957
	Virbac SA	16,251	1,110,157
	VM Materiaux SA	6,914	299,835
	Vranken Pommery Monopole	9,594	247,567
#	Zodiac SA	105,911	3,818,789
TOTAL COMMON STOCKS			135,914,365

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	263
*	Cybergun Warrants Series A 07/15/09	1,136	15
*	Cybergun Warrants Series B 07/15/10	1,136	131

8

*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,833	3,488
TOTAL RIGHTS/WARRANTS			3,897

TOTAL — FRANCE			135,918,262

GERMANY — (13.9%)
COMMON STOCKS — (13.9%)
	A.S. Creation Tapeton AG	6,853	141,588
*	AAP Implantate AG	47,250	64,037
#	Aareal Bank AG	723,601	3,607,869
*	Abwicklungsellschaft Roesch AG	7,300	374
	ADCapital AG	33,040	246,453
*	Adlink Internet Media AG	69,691	252,982
	Agrob AG	5,800	69,807
#	Aixtron AG	259,027	1,321,791
	Amadeus Fire AG	16,192	156,174
	Andreae-Noris Zahn AG	26,412	608,758
# *	Arcandor AG	241,547	610,308
*	Augusta Technologie AG	26,396	274,897
	Baader Bank AG	138,248	338,509
#	Bauer AG	4,607	132,298
	Bechtle AG	39,024	627,301
#	Bertrandt AG	22,607	517,073
*	Beta Systems Software AG	8,550	21,917
	Bilfinger Berger AG	130,384	5,502,290
*	Biolitec AG	26,843	92,111
	Biotest AG	21,560	1,132,495
*	BKN International AG	35,508	21,773
	BMP AG	45,099	40,454
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	285,626
# *	Business Media China AG	15,212	33,954
# *	Carl Zeiss Meditec AG	36,394	420,352
# *	CENTROTEC Sustainable AG	41,054	492,760
#	Cewe Color Holding AG	13,917	232,659
#	Comdirect Bank AG	131,903	1,027,809
*	CropEnergies AG	6,700	24,950
	CTS Eventim AG	51,845	1,721,463
#	Curanum AG	83,165	362,740
*	D. Logistics AG	113,203	146,129
	DAB Bank AG	130,043	375,949
	Data Modul AG	10,414	113,237
*	Demag Cranes AG	14,647	331,450
	Deutsche Euroshop AG	87,386	2,421,279
#	Deutz AG	249,610	543,622
	Dierig Holding AG	10,500	80,710
#	Douglas Holding AG	100,341	3,911,349
	Dr. Hoenle AG	14,858	82,500
#	Drillisch AG	92,184	131,401
	Duerr AG	37,719	466,936
	DVB Bank SE	173,470	5,882,254
	Elexis AG	32,938	268,111

9

*	Elmos Semiconductor AG	34,592	88,798
#	ElreingKlinger AG	18,000	156,720
# *	EM. Sports Media AG	155,529	535,542
	Erlus AG	297	70,398
	Euwax AG	17,978	1,073,015
# *	Evotec AG	1,412,219	1,327,031
#	Fielmann AG	56,670	3,628,676
*	Freenet AG	225,238	1,072,437
#	Fuchs Petrolub AG	29,856	1,192,206
	GBW AG	28,417	309,272
	GEA Group AG	47,171	545,569
*	Gerresheimer AG	21,880	446,775
	Gerry Weber International AG	48,142	1,097,735
	Gesco AG	9,182	421,450
#	GFK AG	75,456	1,540,560
*	GFT Technologies AG	66,050	101,356
	Gildemeister AG	43,990	330,846
	Grammer AG	5,985	47,588
	Grenkeleasing AG	31,484	841,545
	Hamborner AG	63,000	468,417
*	Hansa Group AG	146,815	222,423
#	Hawesko Holding AG	19,463	442,321
# *	IDS Scheer AG	10,372	75,148
*	IKB Deutsche Industriebank AG	21,843	21,312
	Indus Holding AG	40,147	543,724
	Innovation in Traffic Systems AG	23,949	162,382
*	Integralis AG	28,950	81,898
	INTERSEROH SE	22,142	1,011,343
# *	Intershop Communications AG	58,426	104,566
#	Isra Vision Systems AG	10,917	95,381
#	IVG Immobilien AG	530,609	3,206,696
# *	Jenoptik AG	153,250	982,865
	K&S AG	7,984	377,257
*	Kampa AG	35,505	109,229
#	Kizoo AG	33,967	195,351
	Kontron AG	176,510	1,490,798
	Krones AG	72,622	2,516,669
	KSB AG	4,390	1,788,383
#	Kuka AG	83,226	1,032,275
	KWS Saat AG	18,319	2,272,093
	Lanxess AG	218,704	3,189,945
*	Leifheit AG	12,500	89,054
#	Leoni AG	112,502	1,302,520
	Loewe AG	25,187	227,483
*	Manz Automation AG	553	20,810
*	Marbert AG	1,360	10,066
#	MasterFlex AG	10,531	80,719
# *	Maxdata Computer AG	94,120	10,250
*	Mediclin AG	119,554	415,579
# *	Medigene AG	87,499	475,461
#	Medion AG	81,672	617,100
	Mensch und Maschine Software AG	27,532	120,756

10

#	MLP AG	213,752	2,340,757
*	Mologen AG	22,062	171,902
# *	Morphosys AG	57,456	1,201,583
	MTU Aero Engines Holding AG	163,223	4,556,394
	Muehlabauer Holdings AG & Co. KGaA	14,905	336,348
	MVV Energie AG	114,815	4,793,179
#	Nemetschek AG	23,340	246,742
*	Nexus AG	33,813	96,339
#	Norddeutsche Affinerie AG	150,696	4,537,227
# *	Nordex AG	104,915	1,195,986
*	november AG	32,224	20,661
#	OHB Technology AG	37,069	317,012
	Oldenburgische Landesbank AG	4,234	283,291
	P&I Personal & Informatik AG	17,889	265,857
	PC-Ware AG	15,184	319,739
	Pfeiffer Vacuum Technology AG	30,723	1,548,287
#	Pfleiderer AG	166,950	1,030,551
# *	Plambeck Neue Energien AG	148,115	353,196
*	Plasmaselect AG	324,899	214,590
#	Progress-Werk Oberkirch AG	6,250	153,154
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	210,164
	Puma AG Rudolf Dassler Sport	2,479	445,273
*	PVA TePla AG	51,882	164,452
# *	QIAGEN NV	436,257	7,421,372
*	QSC AG	287,340	395,137
	R. Stahl AG	14,410	300,859
#	Rational AG	14,646	1,242,173
	REALTECH AG	13,541	84,167
	Renk AG	18,838	1,231,126
# *	REpower Systems AG	5,723	844,853
	Rheinmetall AG	107,359	3,334,053
	Rhoen-Klinikum AG	284,706	5,711,442
	Ruecker AG	21,675	140,112
	Sartorius AG	31,248	434,621
*	Sektkellerei Schloss Wachenheim AG	15,120	78,625
*	SER Systems AG	9,400	306
# *	SGL Carbon AG	217,830	4,718,005
*	Sinner AG	2,660	62,660
#	Sixt AG	37,202	459,324
	SM Wirtschaftsberatungs AG	18,841	131,421
	Software AG	70,053	4,269,043
# *	Solar Millennium AG	34,471	464,652
# *	Solarworld AG	46,442	973,773
# *	Solon SE	18,438	223,909
	Stada Arzneimittel AG	173,213	4,240,282
	STINAG Stuttgarter Invest AG	35,003	757,538
*	Stoehr & Co. AG	11,000	36,278
#	Stratec Biomedical Systems AG	26,506	397,673
	Sued-Chemie AG	28,301	2,714,725
#	Suedzucker AG	156,058	2,457,437
# *	Suess Microtec AG	59,969	96,008
	Symrise AG	164,574	1,543,968

11

	Syzygy AG	30,656	109,481
	Takkt AG	126,507	1,233,419
*	TDS Informationstechnologie AG	89,063	409,632
	Telegate AG	20,500	178,592
*	Tognum AG	59,987	663,517
# *	Tomorrow Focus AG	101,081	333,845
	TUI AG	75,035	625,181
	Umweltbank AG	17,805	330,214
	United Internet AG	27,992	203,549
	VBH Holding AG	9,415	41,948
# *	Versatel AG	12,209	171,105
	Vossloh AG	35,932	3,636,120
*	Wanderer-Werke AG	7,903	14,980
#	Wincor Nixdorf AG	112,151	5,304,709
# *	Wirecard AG	255,878	1,440,673
	Wuerttembergische Lebensversicherung AG	27,308	585,762
	Wuerttembergische Metallwarenfabrik AG	29,451	734,278

TOTAL — GERMANY			159,311,523

GREECE — (3.1%)
COMMON STOCKS — (3.1%)
	Agricultural Bank of Greece S.A.	356,481	553,501
*	Agricultural Insurance S.A.	1,399	2,243
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,623,099
*	Alfa Alfa Energy S.A.	3,810	6,781
	Alfa-Beta Vassilopoulos S.A.	20,879	731,076
*	Altec S.A. Information & Communication Systems	80,278	15,289
	Alumil Milonas Aluminum Industry S.A.	52,886	72,865
*	Alysida S.A.	2,376	6,057
	Anek Lines S.A.	620,975	586,039
	Aspis Bank S.A.	228,007	234,647
*	Astir Palace Hotels S.A.	93,886	351,980
	Athens Medical Center S.A.	150,874	226,392
*	Atlantic Supermarkets S.A.	35,080	64,635
	Attica Bank S.A.	202,452	573,654
	Atti-Kat S.A.	56,554	16,528
	Autohellas S.A.	83,520	133,141
*	Babis Vovos International Construction S.A.	59,807	405,716
*	Balafas S.A.	15,200	3,698
*	Balkan Real Estate S.A.	41,970	92,318
	Bank of Greece	73,229	3,691,474
	Benrubi S.A.	20,823	89,511
	Centric Multimedia S.A.	51,942	63,431
*	Daios Plastics S.A.	16,350	137,251
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	386,859
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	176,244
*	Elbisco Holding S.A.	28,098	39,574
	Elektrak S.A.	36,580	122,862
	Elektroniki Athinon S.A.	34,490	126,711
*	Elephant S.A.	26,310	—

12

	Ellaktor S.A.	508,053	2,548,278
*	Emporiki Bank of Greece S.A.	5,563	38,227
	Etma Rayon S.A.	11,242	20,296
	Euro Reliance General Insurance Co. S.A.	55,110	49,755
	Euromedica S.A.	67,698	422,534
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	467,625
	F.G. Europe S.A.	4,536	5,975
	Fourlis Holdings S.A.	128,489	880,474
	Frigoglass S.A.	85,507	347,623
	GEK Terna Holding Real Estate Construction S.A.	267,249	1,133,048
	Halkor S.A.	226,556	201,509
	Hellenic Cables S.A.	65,236	104,570
	Hellenic Duty Free Shops S.A.	98,334	575,293
	Hellenic Exchanges S.A.	133,376	852,550
	Hellenic Petroleum S.A.	168,788	1,213,871
*	Hellenic Sugar Industry S.A.	78,005	118,134
	Heracles General Cement Co. S.A.	77,436	558,898
	Iaso S.A.	206,042	1,085,709
	Inform P. Lykos S.A.	35,570	76,021
*	Informatics S.A.	3,778	1,500
	Intracom Technical & Steel Constructions S.A.	345,350	166,640
*	Ionian Hotel Enterprises S.A.	16,914	342,047
*	Ipirotiki Software & Publications S.A.	22,110	54,920
	Karelia Tobacco Co., Inc. S.A.	5,810	325,409
	Kathimerini Publishing S.A.	47,170	334,516
*	Katselis Sons S.A. Bread Industry	41,545	37,590
	Lambrakis Press S.A.	115,149	299,891
*	Lan-Net S.A.	12,688	19,496
*	Lavipharm S.A.	96,324	107,518
*	Loulis Mills S.A.	41,702	133,260
*	Marfin Financial Group S.A.	60,903	224,598
*	Maritime Company of Lesvos S.A.	299,836	184,276
	Metka S.A.	97,586	775,837
	Michaniki S.A.	165,545	260,734
	Motodynamic S.A.	2,182	5,177
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,264,924
	Mytilineos Holdings S.A.	308,027	1,538,392
*	Neorion New S.A. Holdings	24,145	16,932
*	Pegasus Publishing S.A.	95,510	298,285
*	Petzetakis S.A.	22,098	6,225
	Piraeus Port Authority S.A.	17,752	221,037
*	Promota Hellas S.A.	8,860	2,609
	Real Estate Development & Services S.A.	94,497	243,102
	S&B Industrial Minerals S.A.	54,669	456,663
	Sanyo Hellas S.A.	23,637	6,606
	Sarantis S.A.	74,884	392,019
*	Selected Textile Industry Assoc. S.A.	87,690	38,011
	Sfakianakis S.A.	91,320	159,314
*	Shelman Hellenic-Swiss Wood S.A.	155,548	37,613
*	Singularlogic S.A.	100,470	242,587
*	Spyroy Agricultural Products S.A.	61,348	47,807
	Teletypos S.A. Mega Channel	77,669	433,314

13

*	Themeliodomi S.A.	37,422	17,728
	Thessaloniki Port Authority S.A.	6,936	82,807
	Thrace Plastics Co. S.A.	109,280	79,194
	Titan Cement Co. S.A.	85,881	1,565,182
	TT Hellenic Postbank S.A.	322,690	1,910,172
*	Varvaressos S.A. European Spinning Mills	36,350	8,629
	Viohalco S.A.	406,612	1,986,936

TOTAL — GREECE			35,563,463

IRELAND — (2.1%)
COMMON STOCKS — (2.1%)
	Abbey P.L.C.	84,370	356,074
*	Aer Lingus Group P.L.C.	380,166	489,548
*	Aminex P.L.C.	440,966	42,026
*	BlackRock International Land P.L.C.	897,420	44,688
	C&C Group P.L.C. (B010DT8)	394,207	393,875
	C&C Group P.L.C. (B011Y09)	314,172	313,660
	DCC P.L.C.	308,989	4,583,116
	Donegal Creameries P.L.C.	26,085	92,087
*	Dragon Oil P.L.C.	1,347,570	3,034,125
	FBD Holdings P.L.C.	125,728	1,286,102
	Fyffes P.L.C.	1,020,533	320,052
	Glanbia P.L.C. (0066950)	700,613	2,383,003
	Glanbia P.L.C. (4058629)	2,463	8,363
	Grafton Group P.L.C.	107,557	216,584
	Greencore Group P.L.C.	601,145	630,456
	IFG Group P.L.C.	205,432	162,722
	Independent News & Media P.L.C.	1,021,294	352,348
	Irish Continental Group P.L.C.	91,113	1,924,898
	Irish Life & Permanent P.L.C.	51,604	108,342
*	Kenmare Resources P.L.C.	2,265,253	302,509
	Kingspan Group P.L.C.	351,640	1,205,401
*	Lantor	34,575	—
	McInerney Holdings P.L.C. (B1W38B0)	657,135	100,510
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	6,137
	Paddy Power P.L.C.	180,573	2,512,392
*	Providence Resources P.L.C.	6,258,198	239,962
	Smurfit Kappa Group P.L.C.	273,766	621,012
	Total Produce P.L.C.	871,395	318,991
	United Drug P.L.C.	790,348	2,344,408
*	Waterford Wedgwood P.L.C.	7,869,750	10,076
TOTAL COMMON STOCKS			24,403,467

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			24,403,467

14

ITALY — (7.8%)
COMMON STOCKS — (7.8%)
*	A.S. Roma SpA	293,436	250,586
	ACEA SpA	177,488	2,130,434
	Acegas-APS SpA	110,973	648,030
	Actelios SpA	15,845	59,153
*	Aedes SpA	1,134,026	613,700
	Aeroporto de Firenze SpA	17,399	369,383
	Amplifon SpA	31,053	33,908
*	Ansaldo STS SpA	42,719	517,828
	Astaldi SpA	216,415	981,115
#	Autogrill SpA	231,260	1,355,773
#	Azimut Holding SpA	424,469	2,174,187
#	Banca Finnat Euramerica SpA	685,945	437,792
	Banca Generali SpA	21,809	76,498
	Banca Ifis SpA	52,946	405,168
	Banca Intermobiliare SpA	26,648	91,042
# *	Banca Italease SpA	243,660	594,944
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,400,808
	Banca Popolare di Milano Scarl	635,994	3,245,407
	Banca Profilo SpA	253,156	145,333
#	Banco di Desio e della Brianza SpA	232,296	1,358,245
	Beghelli SpA	427,981	262,478
	Benetton Group SpA	209,290	1,526,094
#	Beni Stabili SpA	1,309,500	1,033,121
	Biesse SpA	54,004	287,556
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	392,109
	Brembo SpA	141,075	610,603
	Bulgari SpA	395,239	1,633,213
	Buzzi Unicem SpA	63,552	791,601
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,432,612
	Caltagirone SpA	248,460	830,028
	Cam Finanziaria SpA	36,527	11,765
	Carraro SpA	103,195	354,323
	Cembre SpA	40,330	164,857
	Cementir SpA	254,820	711,998
*	Ciccolella SpA	30,000	31,555
#	Class Editore SpA	165,655	129,595
	Credito Artigiano SpA	361,183	922,924
	Credito Bergamasco SpA	133,144	3,673,524
	Credito Emiliano SpA	228,115	1,013,266
	CSP International Fashion Group SpA	52,952	55,325
	Danieli & Co. SpA	54,740	500,411
	Davide Campari - Milano SpA	457,009	2,585,266
	De Longhi SpA	305,654	514,932
*	DiaSorin SpA	30,626	554,719
*	Digital Multimedia Technologies SpA	24,275	277,819
*	EEMS Italia SpA	4,797	5,123
#	Emak SpA	57,399	282,584
# *	ERG Renew SpA	95,849	108,481
	ERG SpA	189,613	2,253,644
*	ErgyCapital SpA	4,794	2,371
	Esprinet SpA	58,242	285,106
*	Eurotech SpA	49,871	141,033

15

*	Fastweb SpA	35,779	887,218
# *	Fiera Milano SpA	37,863	201,813
	Gefran SpA	31,849	109,635
*	Gemina SpA	1,186,766	579,429
	Geox SpA	127,283	705,114
	Gewiss SpA	232,707	787,421
	Granitifiandre SpA	79,737	305,770
	Gruppo Ceramiche Ricchetti SpA	127,131	155,220
*	Gruppo Coin SpA	77,286	183,919
	Gruppo Editoriale L’Espresso SpA	639,121	782,644
	Hera SpA	1,271,824	2,314,322
	I Grandi Viaggi SpA	98,547	111,860
	Immsi SpA	696,806	614,718
# *	Impregilo SpA	1,180,326	2,995,425
	Indesit Co. SpA	177,464	672,371
	Industria Macchine Automatique SpA	58,626	935,590
	Industria Romagnola Conduttori Elettrici SpA	43,452	85,543
	Intek SpA	661,259	261,779
	Interpump Group SpA	241,525	986,876
	Iride SpA	1,343,807	1,438,600
*	Isagro SpA	10,591	44,012
#	Italcementi SpA	6,003	56,082
	Italmobiliare SpA	23,493	825,081
	Mariella Burani SpA	32,721	379,627
	Marr SpA	127,201	861,057
	Mediolanum SpA	109,024	421,802
	Meliorbanca SpA	249,443	1,018,257
	Milano Assicurazioni SpA	635,144	1,726,325
	Mirato SpA	36,779	223,763
	Mondadori (Arnoldo) Editore SpA	361,989	1,568,223
*	Monrif SpA	315,834	182,378
*	Montefibre SpA	182,887	37,130
# *	Nice SpA	14,229	34,822
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	115,608
	Permasteelisa SpA	65,300	773,474
*	Piaggio & C SpA	353,619	486,396
*	Pininfarina SpA	82,321	319,374
	Pirelli & Co. SpA	4,455,401	1,274,698
#	Premafin Finanziaria SpA	961,257	1,708,352
*	Prysmian SpA	244,229	3,083,513
*	RDM Realty SpA	5,771	12,180
	Recordati SpA	390,377	1,970,042
*	Richard-Ginori 1735 SpA	140,800	74,275
#	Sabaf SpA	22,649	352,010
	SAES Getters SpA	30,068	234,056
#	Safilo Group SpA	503,765	451,281
*	Seat Pagine Gialle SpA	5,533,990	354,198
# *	Snai SpA	85,704	224,094
	Societa Iniziative Autostradali e Servizi SpA	64,670	359,507
	Societe Cattolica di Assicurazoni Scrl SpA	158,551	4,858,809
	Sogefi SpA	173,096	276,991

16

	Sol SpA	166,511	605,848
*	Sorin SpA	1,079,611	650,282
*	Stefanel SpA	216,413	103,588
# *	Tiscali SpA	1,176,229	581,862
	Tod’s SpA	50,479	1,714,342
	Trevi Finanziaria SpA	121,804	1,010,375
*	Viaggi del Ventaglio SpA	93,237	35,316
	Vianini Industria SpA	59,070	118,627
	Vianini Lavori SpA	175,180	927,372
*	Vincenzo Zucchi SpA	144,350	108,512
	Vittoria Assicurazioni SpA	121,346	635,336
TOTAL COMMON STOCKS			89,183,514

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	10,757

TOTAL — ITALY			89,194,271

NETHERLANDS — (5.4%)
COMMON STOCKS — (5.4%)
#	Aalberts Industries NV	355,012	2,013,794
	Accell Group NV	33,378	694,708
*	AFC Ajax NV	18,134	168,565
	Amsterdam Commodities NV	60,689	276,243
#	Arcadis NV	180,820	1,968,087
# *	ASM International NV	196,173	1,422,479
*	Atag Group NV	4,630	1,719
	Batenburg Beheer NV	10,306	257,403
#	Beter Bed Holding NV	67,391	686,608
	Boskalis Westminster CVA	133,054	2,684,006
#	Brunel International NV	49,814	585,269
	Crown Van Gelder NV	18,307	141,250
# *	Crucell NV	230,971	4,095,973
# *	Crucell NV ADR	45,768	831,605
	DOCdata NV	22,463	149,406
	Draka Holding NV	47,528	375,500
#	Eriks Group NV	42,708	1,367,065
#	Exact Holding NV	59,787	1,080,452
	Fornix Biosciences NV	29,890	332,922
	Fugro NV	51,720	1,397,528
#	Grontmij NV	75,848	1,546,574
	Imtech NV	248,834	3,828,698
#	Innoconcepts NV	77,911	296,631
*	Jetix Europe NV	127,165	1,790,508
	Kas Bank NV	47,628	562,323
#	Kendrion NV	39,829	417,866
#	Koninklijke Bam Groep NV	415,704	3,536,232
#	Koninklijke Ten Cate NV	95,407	1,711,616
	Koninklijke Vopak NV	71,411	2,675,279
	Macintosh Retail Group NV	43,877	441,015
	Nederlandsche Apparatenfabriek NV	28,810	574,888

17

*	Nedfield NV	1,058	882
	Nutreco Holding NV	139,331	4,604,044
#	Oce NV	336,989	865,186
#	OPG Groep NV	208,313	2,391,443
#	Ordina NV	150,761	527,046
*	Punch Graphix NV	49,509	66,533
# *	Qurius NV	351,539	114,870
#	Randstad Holdings NV	25,148	498,373
	Royal Reesink NV	2,050	183,673
	RSDB NV	12,436	231,351
*	Samas NV	435,697	239,351
	SBM Offshore NV	93,121	1,122,801
	Sligro Food Group NV	95,164	2,034,781
	Smit Internationale NV	44,064	2,044,687
	SNS Reaal	161,953	706,678
	Stern Groep NV	1,258	20,750
*	Super De Boer NV	255,159	827,856
#	Telegraaf Media Groep NV	167,262	2,996,122
*	Textielgroep Twenthe NV	1,000	3,201
#	TKH Group NV	98,188	930,217
# *	TomTom NV	83,252	441,475
	Unit 4 Agresso NV	74,403	752,899
	USG People NV	187,078	2,064,650
*	Van der Moolen Holding NV	117,201	314,909
	Wavin NV	82,639	262,678

TOTAL — NETHERLANDS			62,158,668

NORWAY — (2.5%)
COMMON STOCKS — (2.5%)
#	Aktiv Kapital ASA	78,617	453,696
	Arendals Fosse Kompani ASA	100	25,293
*	Atea ASA	222,782	521,928
# *	Blom ASA	80,567	203,415
	Bonheur ASA	50,200	916,914
# *	BW Gas, Ltd.	117,729	384,426
# *	BW Offshore, Ltd.	130,779	90,342
#	Camillo Eitze & Co. ASA	58,200	124,876
#	Cermaq ASA	231,312	878,141
*	Copeinca ASA	32,494	53,723
# *	Det Norske Oljeselskap ASA	3,050,200	1,924,419
#	DOF ASA	117,912	575,343
	EDB Business Partner ASA	167,534	288,097
*	Eitzen Chemical ASA	21,068	35,245
	Ekornes ASA	111,890	1,027,468
	Farstad Shipping ASA	59,440	684,985
#	Ganger Rolf ASA	52,803	987,153
*	Gregoire ASA	25,808	3,447
	Havila Shipping ASA	22,400	122,265
# *	IOT Holdings ASA	75,603	4,367
	Kongsberg Gruppen ASA	32,774	1,413,113
*	Kverneland Group ASA	258,080	184,563

18

# *	Marine Harvest	2,805,081	605,245
*	Nordic Semiconductor ASA	4,000	9,864
*	Norse Energy Corp. ASA	1,143,079	628,992
# *	Norske Skogindustrier ASA Series A	320,620	627,294
# *	Norwegian Air Shuttle ASA	49,007	280,014
	Odfjell ASA Series A	92,300	520,597
*	ODIM ASA	56,787	187,193
	Olav Thon Eiendomsselskap ASA	12,980	982,123
*	Otrum ASA	50,600	27,166
*	PCI Biotech AS	3,357	4,057
# *	Petrolia Drilling ASA	7,426,093	500,843
# *	Photocure ASA	33,562	111,411
*	Prosafe ASA	372,606	1,417,813
*	Prosafe Production Public, Ltd.	132,500	208,479
	Rieber and Son ASA Series A	106,654	638,882
# *	Roxar ASA	111,454	60,249
	Scana Industrier ASA	294,078	312,945
#	Schibsted ASA	65,794	625,181
	Solstad Offshore ASA	58,300	640,532
	SpareBanken 1 SMN	149,010	589,197
#	Tandberg ASA Series A	151,863	1,877,177
*	TGS Nopec Geophysical Co. ASA	429,529	2,453,249
#	Tomra Systems ASA	587,328	1,970,564
#	TTS Marine ASA	41,000	111,491
	Veidekke ASA	310,230	1,240,610
	Wilh. Wilhelmsen ASA	61,950	708,524

TOTAL — NORWAY			28,242,911

PORTUGAL — (1.4%)
COMMON STOCKS — (1.4%)
#	Altri SGPS SA	94,568	238,198
#	Banco BPI SA	467,800	886,482
*	Banif SGPS SA	130,016	183,424
	Corticeira Amorim	223,729	257,630
	Finibanco Holdings SGPS SA	191,352	490,433
	Ibersol SGPS SA	20,401	156,223
# *	Impresa Sociedade Gestora de Participacoes SA	369,303	362,297
# *	Investimentos Participacoes e Gestao SA	319,480	126,292
	Jeronimo Martins SGPS SA	563,035	2,858,773
#	Mota-Engil SGPS SA	341,524	1,058,377
*	Novabase SGPS	65,729	294,052
# *	ParaRede SGPS SA	54,559	52,018
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,558,530
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,611,634
*	Redes Energeticas Nacionais SA	178,117	680,824
	Sag Gest - Solucoes Automovel Globais SGPS SA	267,539	366,960
	Sociedade de Investimento e Gestao SGPS SA	258,172	2,091,968
#	Sonae Industria SGPS SA	272,336	559,116
# *	Sonaecom SGPS SA	469,109	668,881
*	Sumol + Compal SA	67,967	121,834

19

#	Teixeira Duarte Engenharia e Construcoes SA	734,737	517,949
	Toyota Caetano Portugal SA	53,308	499,628

TOTAL — PORTUGAL			15,641,523

SPAIN — (5.7%)
COMMON STOCKS — (5.7%)
#	Abengoa SA	134,166	2,089,892
	Adolfo Dominguez SA	20,351	172,216
#	Amper SA	88,114	549,805
#	Antena 3 de Television SA	240,050	1,126,394
# *	Avanzit SA	555,254	621,158
# *	Azkoyen SA	70,532	232,009
	Banco de Andalucia SA	9,516	368,146
#	Banco Guipuzcoano SA	335,442	2,239,548
#	Banco Pastor SA	252,571	1,497,526
	Banco Popular Espanol SA	78,621	538,746
*	Baron de Ley SA	13,910	547,490
	Bolsas y Mercados Espanoles	120,319	2,607,289
#	Campofrio Food Group SA	96,991	1,063,551
#	Cementos Portland Valderrivas SA	30,644	892,831
	Compania Vinicola del Norte de Espana SA	16,119	319,375
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	1,984,090
# *	Corporacion Dermoestetica	65,100	254,590
#	Duro Felguera SA	172,631	1,002,946
	Ebro Puleva SA	304,797	3,762,235
#	Elecnor SA	198,254	1,704,437
# *	Ercros SA	2,261,056	517,599
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	1,968,983
# *	General de Alquiler de Maquinaria	32,241	214,314
#	Gestevision Telecinco SA	161,566	1,386,065
	Grupo Catalana Occidente SA	160,495	2,448,029
#	Grupo Empresarial Ence SA	358,144	1,044,614
	Iberia Lineas Aereas de Espana SA	1,381,661	3,183,476
	Iberpapel Gestion SA	25,850	320,354
# *	Inbesos SA	12,494	45,133
#	Indra Sistemas SA	46,045	925,239
	Inmobiliaria del Sur SA	2,902	63,134
# *	La Seda de Barcelona SA	1,923,682	857,553
*	Laboratorios Almirall SA	94,542	787,045
	Mecalux SA	38,470	532,082
	Miquel y Costas & Miquel SA	26,111	406,968
	Natra SA	85,540	459,869
*	Natraceutical SA	725,142	443,009
#	NH Hoteles SA	252,650	1,043,731
#	Nicolas Correa SA	26,994	104,173
	Obrascon Huarte Lain SA	130,017	1,511,606
#	Papeles y Cartones de Europa SA	193,369	853,863
	Pescanova SA	25,677	950,155
	Prim SA	39,424	342,347
#	Promotora de Informaciones SA	303,496	778,029

20

	Prosegur Cia de Seguridad SA	87,574	2,682,231
*	Realia Business SA	74,690	158,969
#	Service Point Solutions SA	461,144	392,756
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	247,237
#	Sol Melia SA	206,682	1,041,473
	SOS Cuetara SA	294,272	3,576,707
# *	Tavex Algodonera SA	244,131	149,243
	Tecnicas Reunidas SA	12,462	322,209
*	Tecnocom Telecomunicaciones y Energia SA	132,841	622,991
#	Tubacex SA	427,191	1,102,340
	Tubos Reunidos SA	422,653	1,053,042
#	Unipapel SA	47,385	569,490
# *	Vertice Trescientos Sesenta Grados SA	57,183	46,581
	Vidrala SA	64,706	1,282,601
	Viscofan SA	183,430	3,440,993
#	Vocento SA	193,449	858,065
# *	Zeltia SA	556,824	2,620,568
TOTAL COMMON STOCKS			64,929,140

RIGHTS/WARRANTS — (0.0%)
*	Mecalux SA Rights 02/05/09	38,470	50,734

TOTAL — SPAIN			64,979,874

SWEDEN — (3.8%)
COMMON STOCKS — (3.8%)
#	Aarhuskarlshamn AB	52,836	751,478
	Acando AB	160,086	195,000
*	Active Biotech AB	83,850	301,694
	Addtech AB Series B	59,000	548,657
	AF AB Series B	47,200	586,096
	Aros Quality Group AB	41,400	138,452
	Atrium Ljungberg AB Series B	15,200	114,262
	Axfood AB	89,350	1,693,236
#	Axis Communications AB	174,894	1,043,879
	B&B Tools AB	77,850	460,894
*	BE Group AB	38,662	80,845
	Beiger Electronics AB	14,700	159,189
	Beijer Alma AB	57,200	413,628
*	Bergs Timber AB Series B	17,000	40,576
	Bilia AB Series A	113,425	236,507
	Billerud AB	163,300	328,723
*	BioGaia AB Series B	38,000	191,883
*	Biotage AB	141,240	90,383
*	Biovitrum AB	4,540	27,385
#	Boliden AB	259,224	523,666
	Bong Ljungdahl AB	24,800	41,013
*	Boras Waefveri AB Series B	13,400	10,060
	Cantena AB	56,762	436,871
	Cardo AB	61,300	910,759
*	Carl Lamm Holding AB	37,870	151,351

21

	Castellum AB	408,700	2,605,577
#	Clas Ohlson AB Series B	18,065	146,955
# *	Cloetta AB	55,296	171,855
	Concordia Maritime AB Series B	70,300	113,099
	Consilium AB Series B	16,994	63,142
#	D. Carnegie & Co. AB	181,000	385,118
*	DORO AB	1,200	711
#	Elekta AB Series B	302,500	3,425,272
*	Enea Data AB Series B	56,200	153,081
#	Fabege AB	391,400	1,310,277
	Fagerhult AB	16,800	245,413
	G & L Beijer AB Series B	27,400	398,696
#	Gunnebo AB	106,800	220,764
	Hakon Invest AB	16,740	172,632
	Haldex AB	72,500	257,869
	Heba Fastighets AB Series B	43,500	238,775
#	Hemtex AB	5,700	13,924
*	Hexpol AB	8,172	15,576
*	HIQ International AB	123,289	307,688
	HL Display AB Series B	57,600	192,293
	Hoganas AB Series B	85,800	739,498
	Holmen AB Series B	1,008	20,606
#	Home Properties AB	25,400	147,210
	Industrial & Financial Systems AB Series B	50,260	247,133
	Intrum Justitia AB	180,322	1,469,445
#	JM AB	267,473	1,365,083
	KappAhl Holding AB	93,099	311,869
	Klovern AB	294,976	594,398
#	Kungsleden AB	412,300	2,111,364
	Lagercrantz Group AB Series B	64,300	149,750
	Lammhults Design Group AB	19,547	95,425
*	LBI International AB	127,651	164,381
#	Lennart Wallenstam Byggnads AB Series B	120,400	918,485
*	Lindab International AB	54,077	303,679
*	Lundin Petroleum AB	3,127	15,389
#	Meda AB Series A	119,223	790,330
*	Medivir AB Series B	44,650	271,471
*	Mekonomen AB	11,461	112,101
*	Midelfart Sonesson AB Series B	4,160	2,536
#	Munters AB	181,900	819,590
	NCC AB Series B	216,320	1,311,205
# *	Net Insight AB Series B	924,000	363,648
#	NIBE Industrier AB	192,620	1,152,666
	Nobia AB	421,100	867,950
	Nolato AB Series B	66,440	277,556
	OEM International AB Series B	44,400	211,714
#	ORC Software AB	36,300	380,587
*	Pa Resources AB	357,209	653,175
*	Partnertech AB	28,800	54,247
	Peab AB Series B	425,900	1,325,481
	Poolia AB Series B	33,150	88,769
*	Pricer AB Series B	1,711,500	118,301

22

	ProAct IT Group AB	29,000	125,850
# *	Proffice AB	215,400	218,164
	Profilgruppen AB	13,582	59,152
#	Q-Med AB	154,800	570,550
	Rederi AB Transatlantic Series B	93,000	343,848
*	Rezidor Hotel Group AB	51,396	89,920
# *	SAS AB	78,237	411,038
*	Scribona AB Series B	226,140	129,847
*	Semcon AB	39,900	46,831
	Sigma AB Series B	25,800	10,444
*	Sintercast AB	11,800	59,458
#	Skistar AB	92,100	853,126
	Studsvik AB	21,900	143,516
	SWECO AB Series B	183,300	834,723
#	Trelleborg AB Series B	292,855	1,531,673
	Uniflex AB Series B	3,630	24,292
	VBG AB Series B	1,084	6,060
*	Vitrolife AB	41,500	111,433
	Wihlborgs Fastigheter AB	63,858	715,194

TOTAL — SWEDEN			43,655,365

SWITZERLAND — (13.0%)
COMMON STOCKS — (12.9%)
	Acino Holding AG	8,398	1,531,092
*	Advanced Digital Broadcast Holdings SA	368	7,918
	AFG Arbonia-Forster Holding AG	4,661	473,876
	Allreal Holding AG	26,513	2,587,525
	Also Holding AG	16,195	401,503
*	Aryzta AG	265,691	6,631,985
*	Ascom Holding AG	89,822	609,834
	Bachem Holdings AG	24,136	1,573,742
	Baloise-Holding AG	2,510	155,718
	Bank Coop AG	30,796	1,976,840
#	Bank Sarasin & Cie Series B	172,644	4,149,005
	Banque Cantonale de Geneve	4,021	742,196
	Banque Cantonale du Jura	4,500	252,309
	Banque Cantonale Vaudoise	8,999	2,523,855
	Banque Privee Edmond de Rothschild SA	157	3,512,090
	Barry Callebaut AG	3,696	1,653,759
	Basellandschaftliche Kantonalbank	583	489,835
*	Basilea Pharmaceutica AG	2,629	327,440
	Basler Kantonalbank	5,099	504,916
	Belimo Holdings AG	1,830	1,165,252
*	Bell Holding AG	47	58,645
	Bellevue Group AG	26,524	844,817
	Berner Kantonalbank	23,578	4,558,784
	Bobst Group AG	35,619	955,877
#	Bossard Holding AG	8,222	322,900
	Bucher Industries AG	32,519	3,204,016
	Calida Holding AG	396	77,076
*	Card Guard AG	32,013	230,891

23

	Carlo Gavazzi Holding AG	1,065	89,281
*	Centralschweizerische Kraftwerke AG	96	33,034
	Charles Voegele Holding AG	28,617	775,007
	Clariant AG	756,817	3,755,931
#	Compagnie Financiere Tradition	5,052	325,714
	Conzzeta AG	1,375	1,840,195
*	Cytos Biotechnology AG	2,412	51,001
	Daetwyler Holding AG	26,077	987,529
	Datacolor AG	458	103,857
	Edipresse SA	1,527	261,821
	EFG International AG	13,169	159,718
*	Elektrizitaets-Gesellschaft Laufenberg AG	3,093	2,978,268
	ELMA Electronic AG	472	203,406
	Emmi AG	13,244	1,265,765
	EMS-Chemie Holding AG	26,147	1,869,394
	Energiedienst Holding AG	75,064	2,910,546
	Feintol International Holding AG	1,601	273,150
	Flughafen Zuerich AG	13,056	2,923,553
#	Forbo Holding AG	5,817	941,755
	Fuchs Petrolub AG	19,235	779,416
#	Galenica Holding AG	15,281	4,782,118
	George Fisher AG	10,991	1,809,628
	Gurit Holding AG	1,288	415,773
	Helvetia Holding AG	12,462	2,626,119
	Hexagon AB	81,720	309,999
	Implenia AG	48,118	1,151,761
	Industrieholding Cham AG	1,655	277,915
#	Interroll-Holding SA	2,404	605,254
	Intershop Holding AG	3,345	806,731
	Jelmoli Holding AG (4382641)	1,477	2,874,278
	Jelmoli Holding AG (4382652)	2,754	1,069,992
#	Kaba Holding AG	10,381	2,144,710
*	Kardex AG	17,464	434,493
	Komax Holding AG	8,744	413,711
#	Kudelski SA	103,843	965,307
	Kuoni Reisen Holding AG	13,201	3,760,003
	Lem Holdings SA	3,546	420,084
*	Logitech International SA	24,024	232,846
	Lonza Group AG	1,055	96,270
#	Luzerner Kantonalbank AG	17,855	3,815,301
	Medisize Holding AG	12,876	488,098
*	Metall Zug AG	202	352,536
	Metraux Services Holdings SA	1,853	129,826
	Mobilezone Holding AG	112,258	637,210
	Orell Fuessli Holding AG	4,930	588,300
*	Parco Industriale e Immobiliare SA	600	1,811
	Partners Group Holdings AG	12,146	806,697
*	Petroplus Holdings AG	25,041	491,868
	Phoenix Mecano AG	2,953	863,017
#	PSP Swiss Property AG	141,111	5,972,108
#	Rieters Holdings AG	15,236	1,711,123
	Romande Energie Holding SA	2,732	4,644,686

24

*	Schaffner Holding AG	1,830	216,166
	Schulthess Group AG	14,148	460,651
	Schweiter Technology AG	4,072	1,292,364
	Schweizerische National Versicherungs Gesellschaft	1,827	942,302
	Siegfried Holding AG	8,312	645,031
	Sika AG	3,241	2,550,132
	Societa Elettrica Sopracenerina SA	2,340	523,894
	Societe Generale d’Affichage	5,703	594,316
	St. Galler Kantonalbank	8,951	2,935,436
#	Straumann Holding AG	8,595	1,315,860
	Sulzer AG	29,261	1,454,604
	Swiss Prime Site AG	79,934	3,374,517
*	Swisslog Holding AG	775,803	273,552
*	Swissmetal Holding AG	13,504	88,709
	Swissquote Group Holding SA	40,025	1,496,102
	Tamedia AG	14,878	602,201
	Tecan Group AG	38,976	1,288,191
# *	Temenos Group AG	148,205	1,296,930
	Tornos SA	38,028	209,107
	Valiant Holding AG	54,116	9,405,479
	Valora Holding AG	11,656	1,683,106
	Vaudoise Assurances Holdings SA	3,140	405,756
*	Verwaltungs und Privat-Bank AG	562	56,517
	Villars Holding SA	150	58,179
#	Vontobel Holdings AG	94,743	1,610,085
*	VZ Holding AG	266	8,144
	Walliser Kantonalbank	1,416	574,570
	WMH Walter Meier Holding AG	4,738	267,350
	Ypsomed Holdings AG	2,419	171,348
	Zehnder Holding AG	764	568,575
	Zueblin Immobilien Holding AG	76,620	276,507
	Zuger Kantonalbank	613	2,112,343
TOTAL COMMON STOCKS			148,509,634

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	721,375

TOTAL — SWITZERLAND			149,231,009

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $5,760,000 FNMA 5.00%, 08/25/18, valued at $5,646,629) to be repurchased at $5,560,088	$5,560	5,560,000

		Shares

SECURITIES LENDING COLLATERAL — (14.8%)
§ @	DFA Short Term Investment Fund LP	170,203,542	170,203,542

25

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $218,391) to be repurchased at $214,114	$214	214,109

TOTAL SECURITIES LENDING COLLATERAL		170,417,651

TOTAL INVESTMENTS - (100.0%)
(Cost $1,544,733,612)##		$1,146,613,110

26

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (79.6%)
Consumer Discretionary — (10.8%)
*	AlarmForce Industries, Inc.	700	$2,443
	Astral Media, Inc. Class A	186,347	3,963,245
* #	Ballard Power Systems, Inc.	376,152	469,327
* #	CanWest Global Communications Corp.	1,235,600	534,041
* #	Coastal Contacts, Inc.	146,900	111,410
	Cogeco Cable, Inc.	59,756	1,682,183
	Corus Entertainment, Inc. Class B	278,300	2,968,533
	Dorel Industries, Inc. Class B	107,500	1,935,658
	easyhome, Ltd.	3,600	30,532
	Forzani Group, Ltd. Class A	130,900	1,015,176
*	Glacier Media, Inc.	137,300	276,559
	Glentel, Inc.	15,500	93,537
* #	Great Canadian Gaming Corp.	293,800	1,006,287
*	Imax Corp.	800	3,771
	Le Chateau, Inc.	79,200	536,073
	Leon’s Furniture, Ltd.	118,377	883,302
	Linamar Corp.	179,780	608,430
* #	Martinrea International, Inc.	217,878	488,615
*	MDC Partners, Inc. Class A	71,000	240,285
	Quebecor, Inc. Class B	159,493	2,133,077
	Reitmans Canada, Ltd.	191,200	1,665,253
*	RONA, Inc.	426,885	4,212,280
#	Torstar Corp. Class B	166,100	1,117,492
	TVA Group, Inc. Class B	7,000	32,538
	Uni-Select, Inc.	54,500	1,251,111
* #	Westport Innovations, Inc.	127,821	677,543
Total Consumer Discretionary			27,938,701

Consumer Staples — (2.1%)
*	Atrium Innovations, Inc.	102,400	1,227,547
	Canada Bread Co., Ltd.	13,100	491,417
	Corby Distilleries, Ltd.	51,308	618,416
*	Cott Corp.	512,400	384,431
	Maple Leaf Foods, Inc.	254,000	2,257,778
* #	SunOpta, Inc.	171,101	403,247
	Sun-Rype Products, Ltd.	100	551
Total Consumer Staples			5,383,387

Energy — (14.6%)
	Akita Drilling, Ltd.	42,000	230,165
*	Anderson Energy, Ltd.	282,833	258,327
* #	Antrim Energy, Inc.	487,500	176,911
*	Arawak Energy, Ltd.	146,648	116,003

1

*	Bankers Petroleum, Ltd.	641,232	486,317
*	Berens Energy, Ltd.	208,200	76,404
* #	Birchcliff Energy, Ltd.	336,400	1,275,645
*	BNK Petroleum, Inc.	136,440	17,246
*	Breaker Energy, Ltd.	140,400	373,255
	Calfrac Well Services, Ltd.	107,264	708,533
*	Calvalley Petroleum, Inc.	289,439	323,369
* #	Canadian Superior Energy, Inc.	462,956	445,495
*	Candax Energy, Inc.	122,341	17,459
*	CE Franklin, Ltd.	20,400	72,367
*	Celtic Exploration, Ltd.	122,600	1,312,732
* #	Coalcorp Mining, Inc.	1,081,671	194,061
* #	Comaplex Minerals Corp.	78,800	212,704
* #	Compton Petroleum Corp.	352,300	298,791
* #	Connacher Oil & Gas, Ltd.	782,500	574,312
* #	Corridor Resources, Inc.	329,780	618,548
*	Crew Energy, Inc.	250,936	716,229
*	Delphi Energy Corp.	263,700	152,683
* #	Denison Mines Corp.	697,431	881,564
*	Fairborne Energy, Ltd.	262,300	896,259
*	Flint Energy Services, Ltd.	139,000	538,430
*	Galleon Energy, Inc. Class A	261,437	686,505
*	Highpine Oil & Gas, Ltd.	208,209	774,257
* #	Iteration Energy, Ltd.	608,800	471,649
*	Ivanhoe Energy, Inc.	831,620	474,727
*	MGM Energy Corp.	14,000	1,827
* #	Midnight Oil Exploration, Ltd.	44,300	28,901
* #	Nuvista Energy, Ltd.	253,521	1,457,552
*	Open Range Energy Corp.	96,600	87,442
*	Paramount Resources, Ltd. Class A	126,300	729,218
	Pason Systems, Inc.	222,100	2,197,001
	Pengrowth Energy Trust	5	41
* #	Progress Energy Resources Corp.	206,400	1,767,339
	Pulse Data, Inc.	156,524	233,589
* #	Questerre Energy Corp.	649,000	793,884
	Savanna Energy Services Corp.	242,313	1,430,659
#	ShawCor, Ltd.	209,500	2,494,353
*	Storm Exploration, Inc.	134,600	1,306,210
*	Transglobe Energy Corp.	178,600	531,613
#	Trican Well Service, Ltd.	352,571	1,952,259
#	Trinidad Drilling, Ltd.	351,300	890,963
* #	TriStar Oil and Gas, Ltd.	381,741	3,362,123
* #	TUSK Energy Corp.	271,200	187,988
* #	UEX Corp.	608,088	411,591
* #	Uranium One, Inc.	1,819,900	2,745,619
*	Verenex Energy, Inc.	111,600	728,073
*	Vero Energy, Inc.	111,100	364,218
*	West Energy, Ltd.	245,800	370,830
*	Xtreme Coil Drilling Corp.	86,700	121,610
	ZCL Composite, Inc.	87,900	347,658
Total Energy			37,923,508

Financials — (5.1%)
#	AGF Management, Ltd. Class B	330,011	2,163,742
#	Canaccord Capital, Inc.	204,300	774,716

2

	Canadian Western Bank	226,200	2,200,665
	Clairvest Group, Inc.	1,900	19,275
#	DundeeWealth, Inc.	51,100	222,111
	EGI Financial Holdings, Inc.	14,650	86,616
	Equitable Group, Inc.	47,000	435,025
*	Firstservice Corp.	67,400	754,660
#	Gluskin Shef & Associates, Inc.	39,500	330,173
#	Home Capital Group, Inc.	113,700	1,719,988
	Kingsway Financial Services, Inc.	212,900	1,041,713
	Laurentian Bank of Canada	92,400	2,190,473
*	Pacific and Western Credit Corp.	9,000	20,183
#	Quest Capital Corp.	725,001	679,919
	Rentcash, Inc.	33,670	151,017
	Sceptre Invesment Counsel, Ltd.	36,300	162,813
	Western Financial Group, Inc.	163,700	220,269
Total Financials			13,173,358

Health Care — (6.3%)
*	Adaltis, Inc.	57,500	4,455
*	AEterna Zentaris, Inc.	124,800	80,401
* #	BioMS Medical Corp.	261,200	509,087
#	Biovail Corp.	484,920	5,310,887
* #	Cangene Corp.	175,600	764,692
* #	Cardiome Pharma Corp.	255,300	1,380,338
*	Labopharm, Inc.	282,600	407,912
*	Logibec Group Informatique	2,600	31,804
*	MDS, Inc.	463,208	3,626,338
*	Oncolytics Biotech, Inc.	82,000	104,318
*	Paladin Labs, Inc.	45,700	438,273
*	Parkbridge Lifestyles Communities, Inc.	76,500	180,917
*	Patheon, Inc.	304,900	534,585
*	ProMetic Life Sciences, Inc.	861,300	112,382
* #	QLT, Inc.	212,100	477,387
* #	Resverlogix Corp.	83,900	175,155
*	SXC Health Solutions Corp.	84,161	1,555,220
* #	Theratechnologies, Inc.	279,700	317,050
*	Transition Therapeutics, Inc.	74,533	361,041
Total Health Care			16,372,242

Industrials — (7.0%)
#	Aecon Group, Inc.	204,400	1,708,542
*	Alexco Resource Corp.	95,500	116,820
*	ATS Automation Tooling System, Inc.	304,017	1,120,617
#	Clarke, Inc.	99,356	256,847
	Exco Technologies, Ltd.	9,700	8,701
*	Heroux-Devtek, Inc.	85,400	348,216
*	Hydrogenics Corp.	361,330	153,225
* #	Intermap Technologies, Ltd.	113,894	153,252
	Marsulex, Inc.	48,300	322,197
	Richelieu Hardware, Ltd.	51,300	763,486
#	Russel Metals, Inc.	227,700	3,455,655
* #	Stantec, Inc.	156,600	3,408,484
*	The Churchill Corp.	66,413	463,605
	Toromont Industries, Ltd.	214,900	3,711,790
	Transat A.T., Inc. Class A	2,400	18,446

3

#	Transcontinental, Inc. Class A	247,028	1,829,166
*	Vector Aerospace Corp.	77,500	259,123
*	West Timmins Mining, Inc.	269,700	103,371
Total Industrials			18,201,543

Information Technology — (5.5%)
*	Aastra Technologies, Ltd.	54,000	550,018
*	Absolute Software Corp.	157,100	417,652
* #	AXIA NetMedia Corp.	181,667	284,445
* #	Belzberg Techologies, Inc.	18,500	27,458
	Calian Technologies, Ltd.	9,800	103,494
*	Celestica, Inc.	792,207	3,469,237
*	Certicom Corp.	52,700	98,846
*	COM DEV International, Ltd.	197,700	504,629
	Computer Modelling Group, Ltd.	39,100	231,172
	Constellation Software, Inc.	19,600	403,588
	Dalsa Corp.	59,800	285,772
	Enghouse Systems, Ltd.	26,650	110,838
	Evertz Technologies, Ltd.	116,100	1,325,505
*	Exfo Electro-Optical Engineering, Inc.	13,761	48,479
	Gennum Corp.	103,000	407,380
*	Hemisphere GPS, Inc.	197,900	201,733
* #	Kaboose, Inc.	403,800	149,830
* #	MacDonald Dettweiler & Associates, Ltd.	128,600	2,159,326
*	March Networks Corp.	29	40
	Matrikon, Inc.	72,400	123,988
*	Miranda Technologies, Inc.	79,441	453,486
	MKS, Inc.	55,300	49,607
	Mosaid Technologies, Inc.	34,600	236,733
*	Points International, Ltd.	355,081	141,888
* #	Sierra Wireless, Inc.	127,100	725,545
	Softchoice Corp.	49,571	105,105
*	The Descartes Systems Group, Ltd.	126,300	341,950
*	Tundra Semiconductor Corp.	61,250	178,818
*	Vecima Network, Inc.	38,808	218,369
* #	Webtech Wireless, Inc.	279,500	262,120
*	Wi-LAN, Inc.	320,200	425,628
* #	Zarlink Semiconductor, Inc.	1,004,386	217,054
Total Information Technology			14,259,733

Materials — (27.4%)
*	Alamos Gold, Inc.	340,000	2,184,873
* #	Almaden Minerals, Ltd.	108,300	82,136
* #	Altius Minerals Corp.	112,600	433,412
	Amerigo Resources, Ltd.	411,965	114,225
* #	Anvil Mining, Ltd.	214,740	227,655
* #	Apollo Gold Corp.	203,412	45,617
* #	Aquiline Resources, Inc.	224,900	495,193
*	Atna Resource, Ltd.	126,947	82,820
*	Augusta Resource Corp.	268,174	139,964
*	Aurizon Mines, Ltd.	514,000	1,810,789
*	Baja Mining Corp.	405,400	64,467
	Canam Group, Inc. Class A	158,700	953,818
*	Canfor Corp.	323,674	1,913,669
*	Capstone Mining Corp.	286,465	263,980

4

*	Cardero Resource Corp.	157,360	166,824
	Cascades, Inc.	235,076	617,284
*	Catalyst Paper Corp.	1,675,887	464,670
	CCL Industries, Inc. Class B	95,300	1,703,548
*	Claude Resources, Inc.	1,133,600	563,911
* #	Crystallex International Corp.	1,355,025	337,030
*	Dundee Precious Metals, Inc.	223,854	337,721
*	Eastern Platinum, Ltd.	2,320,390	690,677
*	Eastmain Resources, Inc.	228,714	164,133
* #	Endeavour Silver Corp.	147,700	222,830
*	Entree Gold, Inc.	255,400	216,608
* #	Equinox Minerals, Ltd.	1,624,890	2,000,884
*	Etruscan Resources, Inc.	333,375	111,465
* #	Euro Goldfields, Ltd.	490,160	1,259,127
* #	Far West Mining, Ltd.	153,396	136,352
*	Farallon Resources, Ltd.	987,400	169,096
*	First Nickel, Inc.	300	18
	First Quantum Minerals, Ltd.	11,700	208,095
* #	Forsys Metals Corp.	199,402	1,000,059
* #	Fronteer Development Group, Inc.	325,800	717,358
*	Globestar Mining Corp.	296,306	108,736
* #	Golden Star Resources, Ltd.	855,400	1,304,463
*	Grande Cache Coal Corp.	245,800	140,314
*	Great Basin Gold, Ltd.	822,890	1,107,253
*	Guyana Goldfields, Inc.	172,852	417,241
* #	Hanfeng Evergreen, Inc.	141,091	792,756
	Harry Winston Diamond Corp.	219,100	871,933
* #	HudBay Minerals, Inc.	440,721	1,761,087
	IAMGOLD Corp.	1,117,000	7,651,621
* #	Imperial Metals Corp.	69,090	132,405
	Inmet Mining Corp.	61,300	1,037,788
* #	Inter-Citic Minerals, Inc.	215,625	87,041
*	International Forest Products, Ltd. Series A	166,200	223,633
	International Royalty Corp.	280,680	441,763
*	Intertape Polymer Group, Inc.	152,600	104,533
* #	Ivanhoe Mines, Ltd.	408,700	1,126,529
*	Ivernia, Inc.	414,560	47,330
*	Jinshan Gold Mines, Inc.	443,500	206,153
*	Kimber Resources, Inc.	21,200	10,892
* #	Kirkland Lake Gold, Inc.	174,480	775,467
*	Lake Shore Gold Corp.	474,700	545,832
* #	Laramide Resources, Ltd.	241,000	349,831
* #	Lundin Mining Corp.	783,800	575,266
	Major Drilling Group International, Inc.	94,900	1,054,831
* #	MDN, Inc.	242,980	110,963
* #	Mega Uranium, Ltd.	597,300	516,320
*	Metallic Ventures Gold, Inc.	200	90
	Methanex Corp.	349,000	2,698,080
*	Migao Corp.	160,400	784,832
*	Minco Base Metals Corp.	2,780	—
* #	Neo Material Technologies, Inc.	384,000	344,465
#	Norbord, Inc.	309,200	163,898
* #	North American Palladium, Ltd.	199,710	325,725
*	Northgate Minerals Corp.	937,300	1,123,613
#	Nova Chemicals Corp.	340,900	631,065

5

*	Orvana Minerals Corp.	118,300	54,025
* #	Pan Amer Silver Corp.	213,700	3,901,931
* #	PDX Resources, Inc.	203,200	352,959
*	Petaquilla Minerals, Ltd.	257,380	88,155
*	Platinum Group Metals, Ltd.	179,687	281,345
*	Polaris Miner Corp.	16,700	18,930
* #	PolyMet Mining Corp.	423,377	321,093
* #	Quadra Mining, Ltd.	242,250	667,731
*	Queenston Mining, Inc.	157,025	449,466
*	Resin Systems, Inc.	508,980	116,220
*	Richmont Mines, Inc.	22,200	56,122
* #	Rubicon Minerals Corp.	428,915	556,147
	Samuel Manu-Tech, Inc.	20,400	113,957
*	SEMAFO, Inc.	560,765	868,871
#	Sherritt International Corp.	365,500	795,829
* #	Shore Gold, Inc.	837,013	225,251
* #	Silver Standard Resources, Inc.	225,492	4,556,731
* #	Silver Wheaton Corp.	151,700	992,158
#	Silvercorp Metals, Inc.	482,000	1,080,938
* #	Starfield Resources, Inc.	953,115	182,656
	Stella-Jones, Inc.	29,600	392,253
*	Tahera Diamond Corp.	235,400	960
* #	Tanzanian Royalty Exploration Corp.	310,013	1,188,225
* #	Taseko Mines, Ltd.	649,000	539,841
* #	Thompson Creek Metals Company, Inc.	474,700	1,827,184
* #	Timminco, Ltd.	194,700	549,368
*	Virginia Mines, Inc.	22,800	79,951
*	Wesdome Gold Mines, Ltd.	86,000	68,730
#	West Fraser Timber Co., Ltd.	119,616	2,926,385
	Winpak, Ltd.	61,098	348,776
Total Materials			71,076,245

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	60,673

Utilities — (0.8%)
*	BioteQ Environmental Technologies, Inc.	191,000	77,880
*	Boralex, Inc. Class A	81,100	522,479
* #	Canadian Hydro Developers, Inc.	494,700	1,367,611
*	MAXIM Power Corp.	88,700	203,260
	Pacific Northern Gas, Ltd.	3,900	43,572
Total Utilities			2,214,802

TOTAL COMMON STOCKS			206,604,192

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $180,000 FNMA 5.058%(r), 01/01/36, valued at $151,392) to be repurchased at $148,002	$148	148,000

6

		Shares
SECURITIES LENDING COLLATERAL — (20.3%)
§ @	DFA Short Term Investment Fund LP	52,452,424	52,452,424

		Face
		Amount
		(000)

@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $255,634) to be repurchased at $250,628	$251	250,622

TOTAL SECURITIES LENDING COLLATERAL			52,703,046

TOTAL INVESTMENTS - (100.0%)
(Cost $537,026,116)##			$259,455,238

7

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Alto Palermo SA Series A	3,418	$4,661
	Banco Macro SA	1,831,697	1,931,284
	BBVA Banco Frances SA	6,152	5,743
*	Capex SA Series A	108,079	72,627
*	Celulosa Argentina SA Series B	1	—
*	Endesa Costanera SA Series B	76,100	34,235
*	Gas Natural Ban SA	345,000	107,672
*	IRSA Inversiones y Representaciones SA	1	—
*	Juan Minetti SA	353,151	107,237
	Ledesma S.A.A.I.	242,632	211,481
*	MetroGas SA Series B	50,000	7,310
	Siderar S.A.I.C. Series A	649,191	2,190,358
	Solvay Indupa S.A.I.C.	375,000	207,711

TOTAL — ARGENTINA			4,880,319

BRAZIL — (13.3%)
COMMON STOCKS — (6.4%)
	Brasil Telecom Participacoes SA	59,520	1,532,897
	Companhia de Bebidas das Americas	70,024	2,429,712
	Companhia Siderurgica Nacional SA	367,276	5,569,297
	CPFL Energia SA	1,935	25,063
#	Empresa Brasileira de Aeronautica SA ADR	140,400	2,115,828
#	Perdigao SA ADR	323,019	8,763,505
#	Petroleo Brasilerio SA ADR (71654V101)	1,934,642	41,904,346
	Petroleo Brasilerio SA ADR (71654V408)	1,223,746	32,062,145
	Souza Cruz SA	95,874	1,934,010
	Tele Norte Leste Participacoes SA	59,254	911,541
	Tractebel Energia SA	140,100	1,083,360
	Vivo Participacoes SA	16,035	221,172
	Vivo Participacoes SA ADR	2,500	35,450
	Weg SA	278,866	1,400,340
TOTAL COMMON STOCKS			99,988,666

PREFERRED STOCKS — (6.9%)
	Aracruz Celulose SA Series B	102,635	88,036
	Banci Itau Holding Financeira SA	1,130,125	11,447,387
	Banco Bradesco SA	1,309,241	11,738,023
	Brasil Telecom Participacoes SA	222,326	1,466,202
	Brasil Telecom Participacoes SA ADR	10,165	328,838
	Brasil Telecom SA	234,762	1,202,143

1

#	Braskem SA Preferred A Sponsored ADR	414,277	2,046,528
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	91,600	2,349,540
	Companhia de Bebidas das Americas	83	3,399
	Companhia de Bebidas das Americas Preferred ADR	162,700	6,636,533
	Companhia Energetica de Minas Gerais	327,798	4,443,641
	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	302,242
	Companhia Vale do Rio Doce Series A	1,412,691	17,055,808
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	324,500	3,939,430
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	3,381
	Gerdau SA	756,268	4,899,443
	Metalurgica Gerdau SA	204,150	1,755,514
	Net Servicos de Comunicacao SA Preferred ADR	632,763	4,030,700
#	Sadia SA ADR	1,029,504	4,334,212
	Tele Norte Leste Participacoes SA	180,034	2,227,145
	Tele Norte Leste Participacoes SA ADR	137,000	1,685,100
	Telecomunicacoes de Sao Paulo SA	247,800	4,731,698
	Telemar Norte Leste SA	37,912	741,082
#	Ultrapar Participacoes SA Sponsored ADR	121,554	2,807,897
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	113,793
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	2,588,880
	Unibanco-Uniao de Bancos Brasileiros Units SA	806,260	4,556,064
	Usinas Siderurgicas de Minas Gerais SA Series A	193,962	2,412,820
	Vivo Participacoes SA	132,854	1,889,734
* #	Votorantim Celulose e Papel SA Sponsored ADR	981,075	5,690,235
TOTAL PREFERRED STOCKS			107,515,448

TOTAL — BRAZIL			207,504,114

CHILE — (3.3%)
COMMON STOCKS — (3.3%)
	Banco de Chile Series F ADR	49,895	1,713,394
	Banco Santander Chile SA ADR	73,998	2,618,049
*	Colbun SA	1,731,270	304,389
	Compania Cervecerias Unidas SA ADR	63,800	1,837,440
	Embotelladora Andina SA Series A ADR	28,300	338,185
	Embotelladora Andina SA Series B ADR	46,400	663,520
#	Empresa Nacional de Electricidad SA Sponsored ADR	262,585	9,815,427
	Empresas Copec SA	20,500	165,691
	Enersis SA Sponsored ADR	1,398,003	20,061,343
#	Lan Airlines SA Sponsored ADR	299,002	2,484,707
	Masisa SA	706,560	66,247
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	9,463,185
#	Vina de Concha y Toro SA Sponsored ADR	58,550	1,958,498

TOTAL — CHILE			51,490,075

CHINA — (7.5%)
COMMON STOCKS — (7.5%)
*	Anhui Conch Cement Co., Ltd.	48,000	230,053
#	Bank of China, Ltd.	60,844,000	15,946,139
#	Bank of Communications Co., Ltd.	1,294,000	843,051

2

#	Beijing Capital International Airport Co., Ltd.	9,340,000	4,119,057
	Beijing Enterprises Holdings, Ltd.	50,000	196,293
#	Belle International Holdings, Ltd.	2,091,000	833,656
#	Byd Co., Ltd.	424,900	791,908
*	China Citic Bank	740,000	274,546
#	China Construction Bank Corp.	4,300,000	2,097,214
*	China High Speed Transmission Equipment Group Co., Ltd.	561,000	657,281
#	China Life Insurance Co., Ltd. ADR	79,000	3,126,820
#	China Merchants Bank Co., Ltd.	890,000	1,437,179
	China Mobile, Ltd. Sponsored ADR	286,997	12,906,255
#	China Overseas Land & Investment, Ltd.	1,664,000	2,176,165
#	China Petroleum and Chemical Corp. (Sinopec) ADR	43,800	2,367,828
	China Power International Development, Ltd.	1,633,000	305,738
	China Resources Enterprise, Ltd.	5,707,000	8,210,359
#	China Resources Land, Ltd.	802,000	926,313
	China Resources Power Holdings Co., Ltd.	988,000	1,812,411
	China Shenhua Energy Co., Ltd.	843,500	1,798,393
#	China Telecom Corp., Ltd. ADR	9,900	357,687
	China Travel International Investment Hong Kong, Ltd.	3,830,000	582,061
#	China Unicom Hong Kong, Ltd. ADR	68,400	628,596
#	Citic Pacific, Ltd.	10,056,000	11,821,633
*	CITIC Resources Holdings, Ltd.	3,666,000	384,618
	CNOOC, Ltd.	45,000	38,729
	CNOOC, Ltd. ADR	26,800	2,305,872
* #	Country Garden Holdings Co.	2,395,000	492,809
#	Dalian Port (PDA) Co., Ltd.	1,070,000	279,864
#	FU JI Food & Catering Services	289,000	131,704
	Global Bio-Chem Technology Group Co., Ltd.	2,008,000	289,387
	Harbin Power Equipment Co., Ltd.	908,000	634,929
	HKC (Holdings), Ltd.	4,797,213	267,860
#	Hopson Development Holdings, Ltd.	818,000	473,521
#	Huadian Power International Corp.	694,000	147,796
#	Industrial and Commercial Bank of China (Asia), Ltd.	36,590,000	15,470,082
	Jiangsu Express Co., Ltd.	820,000	582,403
#	Li Ning Co., Ltd.	467,500	649,331
	PetroChina Co., Ltd. ADR	94,700	6,986,019
#	Ping An Insurance (Group) Co. of China, Ltd.	266,500	1,154,340
*	Semiconductor Manufacturing International Corp. ADR	275,643	474,106
#	Shenzhen Expressway Co., Ltd.	744,000	277,260
	Shenzhen International Holdings, Ltd.	9,752,500	408,976
#	Sinotrans, Ltd.	1,852,000	296,464
* #	Tencent Holdings, Ltd.	752,000	4,594,906
#	Tingyi (Cayman Islands) Holding Corp.	1,150,000	1,328,164
#	TPV Technology, Ltd.	1,848,000	413,752
	Travelsky Technology, Ltd.	740,000	288,687
	Zijin Mining Group Co., Ltd.	360,000	189,271
#	ZTE Corp.	1,577,360	4,489,351

TOTAL — CHINA			117,496,837

3

CZECH REPUBLIC — (1.5%)
COMMON STOCKS — (1.5%)
	CEZ A.S.	323,973	11,044,269
	Komercni Banka A.S.	15,737	1,737,640
	Telefonica 02 Czech Republic A.S.	437,979	8,161,742
#	Zentiva NV	38,106	1,943,707

TOTAL — CZECH REPUBLIC			22,887,358

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
	Egis Gyogyszergyar NYRT	54,260	2,710,295
#	ELMU NYRT	185	19,820
	Magyar Telekom Telecommunications P.L.C.	714,375	1,752,917
#	MOL Hungarian Oil & Gas NYRT	108,224	4,195,353
* #	OTP Bank NYRT	719,020	7,124,310
	Richter Gedeon NYRT	79,508	9,041,514
	Tiszai Vegyi Kombinat NYRT	63,988	672,937

TOTAL — HUNGARY			25,517,146

INDIA — (9.9%)
COMMON STOCKS — (9.9%)
*	ACC, Ltd.	43,053	439,388
	Adani Enterprises, Ltd.	51,000	289,832
	Aditya Birla Nuvo, Ltd.	5,819	55,138
	Ambuja Cements, Ltd.	1,162,146	1,653,112
	Apollo Hospitals Enterprise, Ltd.	21,437	174,792
	Asea Brown Boveri India, Ltd.	97,291	940,482
	Asian Paints, Ltd.	75,936	1,213,369
	Aventis Pharma, Ltd.	3,628	64,461
	Axis Bank, Ltd.	349,044	3,036,171
	Bajaj Auto, Ltd.	98,754	941,267
	Bajaj Finserv, Ltd.	59,835	207,768
	Bajaj Holdings and Investment, Ltd.	62,764	289,567
	Bharat Electronics, Ltd.	7,300	122,417
*	Bharti Airtel, Ltd.	191,000	2,450,982
	Cadila Healthcare, Ltd.	43,070	216,335
*	Carnation Nutral Analogue Foods, Ltd.	11,485	17,331
	Cipla, Ltd.	752,827	2,933,445
	Colgate-Palmolive (India), Ltd.	84,376	722,968
	Crompton Greaves, Ltd.	184,828	483,594
	Cummins India, Ltd.	107,892	366,443
	Dabur India, Ltd.	308,253	549,379
	Divi’s Laboratories, Ltd.	31,510	560,008
	Dr. Reddy’s Laboratories, Ltd.	174,080	1,584,911
	Dr. Reddy’s Laboratories, Ltd. ADR	89,614	811,007
	EIH, Ltd.	165,150	327,112
	Exide Industries, Ltd.	202,666	166,692
	GAIL India, Ltd.	57,000	225,211
	GAIL India, Ltd. Sponsored GDR	30,900	740,766
	GlaxoSmithKline Pharmaceuticals, Ltd.	59,367	1,405,804
*	Glenmark Pharmaceuticals, Ltd.	140,860	390,628
	Godrej Consumer Products, Ltd.	109,632	293,553

4

*	Grasim Industries, Ltd.	6,300	151,733
	Great Eastern Shipping Co., Ltd.	110,304	380,406
	HCL Technologies, Ltd.	311,688	728,304
	HDFC Bank, Ltd.	386,733	7,178,345
	HDFC Bank, Ltd. ADR	47,240	2,723,858
	Hero Honda Motors, Ltd. Series B	219,870	3,921,405
	Hindustan Unilever, Ltd.	1,921,894	10,158,444
	ICICI Bank, Ltd. Sponsored ADR	55,300	911,344
	Indian Hotels Co., Ltd.	556,861	451,681
	Infosys Technologies, Ltd.	657,429	17,253,056
*	Infosys Technologies, Ltd. Sponsored ADR	250,600	6,655,936
	Infrastructure Development Finance Co., Ltd.	1,931	2,242
	ITC, Ltd.	2,007,345	7,314,377
	Jammu & Kashmir Bank, Ltd.	9,547	56,443
	Jindal Steel & Power, Ltd.	104,510	2,183,311
	JSW Steel, Ltd.	106,526	451,577
	Jubilant Organosys, Ltd.	90,060	218,494
	Larsen & Toubro, Ltd.	433,176	6,024,736
	Lupin, Ltd.	53,780	620,639
	Mahanagar Telephone Nigam, Ltd.	130,940	191,798
	Mahindra & Mahindra, Ltd.	254,183	1,538,466
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	629,945
	Maruti Suzuki India, Ltd.	129,741	1,493,507
*	Matrix Laboratories, Ltd.	63,511	110,368
	Motor Industries Co., Ltd.	22,318	1,395,215
	Nirma, Ltd.	66,235	131,077
*	Oracle Financial Services	14,000	171,936
	Pantaloon Retail India, Ltd.	9,760	31,899
*	Pantaloon Retail India, Ltd.- Class B	976	—
	Petronet LNG, Ltd.	97,953	73,013
	Piramal Healthcare, Ltd.	76,008	326,523
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	165,988
*	Punj Lloyd, Ltd.	99,463	189,251
	Ranbaxy Laboratories, Ltd.	221,915	969,733
	Reliance Capital, Ltd.	101,317	856,372
	Reliance Communications, Ltd.	1,071,955	3,676,334
	Reliance Energy, Ltd.	191,590	2,238,787
	Reliance Industries, Ltd.	1,030,847	27,530,024
*	Reliance Natural Resources, Ltd.	1,099,793	1,140,427
	Satyam Computer Services, Ltd.	772,898	833,700
	Sesa Goa, Ltd.	534,990	913,741
	Shree Cement, Ltd.	2,872	28,938
	Shriram Transport Finance Co., Ltd.	2,300	8,658
	Siemens India, Ltd.	153,743	642,169
	Sterling Biotech, Ltd.	68,760	222,826
	Sterlite Industries (India), Ltd. Series A	431,495	2,389,735
*	Sun Pharma Advanced Research Co., Ltd.	105,040	101,001
	Sun Pharmaceuticals Industries, Ltd.	146,188	3,174,530
*	Sun TV Network, Ltd.	25,000	83,181
	Tata Chemicals, Ltd.	106,220	329,913
	Tata Consultancy Services, Ltd.	378,487	3,914,653
	Tata Power Co., Ltd.	144,515	2,218,490

5

Tata Tea, Ltd.	8,903	109,293
Tech Mahindra, Ltd.	6,379	30,558
Thermax, Ltd.	46,429	150,023
Titan Industries, Ltd.	7,547	140,307
United Phosphorus, Ltd.	69,388	130,930
United Spirits, Ltd.	21,912	262,282
Videsh Sanchar Nigam, Ltd.	105,825	963,799
Wipro, Ltd.	440,456	2,054,570
Zee Entertainment Enterprises, Ltd.	402,083	893,276
Zee News, Ltd.	239,188	151,877
TOTAL COMMON STOCKS		153,669,377

PREFERRED STOCKS — (0.0%)
Tata Steel, Ltd.	533,337	293,615

TOTAL — INDIA		153,962,992

INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
PT Aneka Tambang Tbk	2,782,000	264,289
PT Astra International Tbk	12,368,561	13,905,310
* PT Bakrie & Brothers Tbk	21,200,000	93,146
PT Bank Central Asia Tbk	9,860,000	2,340,126
PT Bank Danamon Indonesia Tbk	1,762,000	345,136
* PT Bank Pan Indonesia Tbk	12,348,500	564,148
PT Berlian Laju Tanker Tbk	3,803,000	156,533
PT Bumi Resources Tbk	16,615,000	722,452
* PT Holcim Indonesia Tbk	11,400,500	571,416
PT Indocement Tunggal Prakarsa Tbk	875,000	341,520
PT Indosat Tbk	5,352,500	2,623,152
PT Kalbe Farma Tbk	7,288,500	293,223
* PT Lippo Karawaci Tbk	28,822,750	2,098,261
* PT Medco Energi International Tbk	2,543,500	373,694
* PT Panasia Indosyntec Tbk	75,100	2,640
PT Semen Gresik Tbk	3,194,500	958,109
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	176,291
PT Telekomunikasi Indonesia Tbk	15,037,640	8,251,598
PT Unilever Indonesia Tbk	3,681,500	2,536,136

TOTAL — INDONESIA		36,617,180

ISRAEL — (4.6%)
COMMON STOCKS — (4.6%)
Africa-Israel Investments, Ltd.	21,821	160,237
* Bank Hapoalim B.M.	4,093,594	7,372,316
Bank Leumi Le-Israel	3,681,834	6,705,855
Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	3,244,795
Clal Industries, Ltd.	23,420	48,936
Clal Insurance Enterprise Holdings, Ltd.	1,996	11,672
Delek Group, Ltd.	4,584	300,755
Discount Investment Corp.	43,272	377,302

6

	Elbit Systems, Ltd.	51,399	2,276,420
*	First International Bank of Israel, Ltd. (6123804)	133,659	168,992
*	First International Bank of Israel, Ltd. (6123815)	36,426	223,238
	IDB Development Corp., Ltd. Series A	10,449	96,174
	IDB Holding Corp., Ltd.	36,578	475,908
	Israel Chemicals, Ltd.	837,943	5,698,812
	Israel Discount Bank Series A	232,575	177,579
*	Koor Industries, Ltd.	1	5
	Makhteshim-Agan Industries, Ltd.	545,196	1,703,719
	Migdal Insurance Holdings, Ltd.	495,258	403,759
	Osem Investment, Ltd.	67,801	690,510
	Partner Communications Co., Ltd.	124,006	1,905,923
	Strauss Group, Ltd.	55,697	461,101
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	869,167	36,026,972
	United Mizrahi Bank, Ltd.	490,955	2,266,498

TOTAL — ISRAEL			70,797,478

MALAYSIA — (4.5%)
COMMON STOCKS — (4.5%)
	Affin Holdings Berhad	312,600	115,633
	AMMB Holdings Berhad	874,959	549,694
	Asiatic Development Berhad	276,600	296,923
	Batu Kawan Berhad	15,000	35,567
	Berjaya Sports Toto Berhad	749,900	971,609
	Boustead Holdings Berhad	113,900	99,130
	British American Tobacco Berhad	239,100	2,925,319
	Bumiputra-Commerce Asset Holdings Berhad	3,095,227	5,434,889
	Digi.Com Berhad	495,162	2,804,842
	EON Capital Berhad	175,500	167,099
	Fraser & Neave Holdings Berhad	61,000	151,171
	Gamuda Berhad	398,800	207,641
	Genting Berhad	3,086,500	3,117,094
	Hong Leong Bank Berhad	820,150	1,152,346
	Hong Leong Financial Group Berhad	548,429	683,959
	IJM Corp. Berhad	79,000	73,391
	IOI Corp. Berhad	5,147,195	5,515,262
*	IOI Properties Berhad	302,600	185,681
	KLCC Property Holdings Berhad	778,600	622,897
	Kuala Lumpur Kepong Berhad	814,200	2,230,910
	Lafarge Malayan Cement Berhad	259,580	225,956
	Malayan Banking Berhad	538,175	775,636
	Malaysian Airlines System Berhad	599,367	469,748
	Malaysian Pacific Industries Berhad	152,900	251,707
	MISC Berhad	2,124,832	4,971,348
	MMC Corp. Berhad	1,503,800	548,167
	Nestle (Malaysia) Berhad	217,200	1,653,693
	Oriental Holdings Berhad	241,300	331,326
	Parkson Holdings Berhad	182,650	163,242
	Petronas Dagangan Berhad	445,100	904,750
	Petronas Gas Berhad	886,800	2,402,372
	Plus Expressways Berhad	2,589,600	2,074,078

7

	PPB Group Berhad	889,100	2,318,088
	Public Bank Berhad	1,550,201	3,694,552
	Resorts World Berhad	4,928,500	3,031,731
	RHB Capital Berhad	525,900	532,222
	Sarawak Energy Berhad	430,200	237,026
	Shell Refining Co. Federation of Malaysia Berhad	227,000	544,084
	Sime Darby Berhad	3,457,620	5,232,007
	SP Setia Berhad	971,150	880,885
	Star Publications (Malaysia) Berhad	485,600	418,861
	Telekom Malaysia Berhad	1,816,400	1,588,896
	Tenaga Nasional Berhad	2,121,000	3,442,611
*	TM International Berhad	1,937,500	1,696,605
*	UEM Land Holdings Berhad	700,625	146,631
	UMW Holdings Berhad	729,066	1,116,993
	YTL Corp. Berhad	1,420,966	2,743,121
	YTL Power International Berhad	283,040	147,635

TOTAL — MALAYSIA			69,885,028

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
	Alfa S.A.B. de C.V. Series A	1,255,737	2,140,486
#	America Movil S.A.B. de C.V. Series L	19,036,559	27,175,588
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,252,271	4,523,666
	Cementos de Mexico S.A.B de C.V. Series B	257,500	200,734
#	Coca-Cola Femsa S.A.B. de C.V. Series L	555,200	2,094,467
#	Consorcio ARA S.A.B. de C.V.	1,231,500	308,576
*	Corporacion GEO S.A.B. de C.V. Series B	508,600	561,087
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	17,055
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	523
	Corporativo Fragua S.A.B. de C.V. Series B	21	139
*	Dine S.A.B. de C.V.	116,965	43,148
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,100	1,168,309
	Embotelladora Arca S.A.B. de C.V., Mexico	414,103	737,859
*	Empresas ICA S.A.B. de C.V.	50	80
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	94,740	632,863
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	6,320,077
*	Gruma S.A.B. de C.V. ADR	85,490	147,043
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	97,300	1,819,510
	Grupo Carso S.A.B. de C.V. Series A-1	1,063,532	2,430,224
#	Grupo Elektra S.A. de C.V.	126,080	2,913,460
	Grupo Financiero Banorte S.A.B. de C.V.	3,034,209	4,006,246
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,883,164	4,194,334
	Grupo Gigante S.A.B. de C.V. Series B	87,382	85,604
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	2,427,914
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	140,263
*	Grupo Kuo S.A.B. de C.V. Series B	68	22
	Grupo Mexico S.A.B. de C.V. Series B	9,415,756	5,197,006
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	2,647,588
*	Grupo Nutrisa S.A. de C.V.	129	128
*	Grupo Qumma S.A. de C.V. Series B	1,591	20

8

	Grupo Televisa S.A.	1,829,700	5,128,453
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	1,494,258
	Industrias Penoles S.A.B. de C.V.	208,750	1,874,308
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	740,600	2,417,583
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,290,300	3,609,056
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	2,322
*	Savia S.A. de C.V.	120,000	6,682
	Telefonos de Mexico S.A. de C.V. Series A	200,000	176,790
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	9,222,449
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	91,875
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	10,416,800	4,922,990
	Telmex Internacional S.A.B. de C.V. ADR	30,200	287,202
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	1,299,950	1,334,577
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	9,796,028

TOTAL — MEXICO			112,298,592

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	3,075,000	366,503
	Ayala Corp. Series A	313,453	1,271,704
	Ayala Land, Inc.	9,214,518	1,206,357
	Banco de Oro Unibank, Inc.	1,292,908	611,677
	Bank of the Philippine Islands	2,320,456	1,663,623
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	257,100	122,760
	Philippine Long Distance Telephone Co.	100,210	4,370,534
	Pilipino Telephone Corp.	876,000	124,397
	Robinson’s Land Corp. Series B	2,165,100	210,397
	SM Prime Holdings, Inc.	7,365,168	1,105,212
	Universal Robina Corp.	1,933,200	287,685

TOTAL — PHILIPPINES			11,340,849

POLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Asseco Poland SA	9,607	128,926
	Bank Millennium SA	480,376	287,168
	Bank Pekao SA	163,030	5,062,063
*	Bank Przemyslowo Handlowy BPH SA	2,029	20,217
	Bank Zackodni WBK SA	37,228	933,589
	Browary Zywiec SA	13,634	2,029,369
	Kredyt Bank SA	88,259	154,794
*	Mondi Packaging Paper Swiecie SA	26,883	302,446
*	PBG SA	2,814	163,812
	Polski Koncern Naftowy Orlen SA	267,237	1,706,562
	Polskie Gornictwo Naftowe I Gazownictwo SA	407,772	442,528
	Powszechna Kasa Oszczednosci Bank Polski SA	176,070	1,394,624
	Telekomunikacja Polska SA	1,112,400	6,277,974
	TVN SA	35,681	120,670

TOTAL — POLAND			19,024,742

9

SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	560,350	159,616

SOUTH AFRICA — (7.8%)
COMMON STOCKS — (7.8%)
	ABSA Group, Ltd.	389,068	3,505,046
*	Adcock Ingram Holdings, Ltd.	253,166	990,234
	African Bank Investments, Ltd.	153,288	391,094
	African Rainbow Minerals, Ltd.	424,340	4,920,347
	Anglo American Platinum Corp., Ltd.	122,915	5,032,628
	AngloGold Ashanti, Ltd. Sponsored ADR	71,091	2,039,601
	ArcelorMittal South Africa, Ltd.	394,568	3,073,673
	Barloworld, Ltd.	92,734	302,884
	Bidvest Group, Ltd.	193,516	1,879,432
	Data Tec, Ltd.	205,495	304,861
	Discovery Holdings, Ltd.	419,855	1,040,610
	Exxaro Resources, Ltd.	90,044	595,117
	FirstRand, Ltd.	273,016	393,871
	Freeworld Coatings, Ltd.	117,583	76,243
	Gold Fields, Ltd. Sponsored ADR	96,900	1,018,419
* #	Harmony Gold Mining Co., Ltd.	416,418	4,903,328
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	418,320	4,936,176
	Impala Platinum Holdings, Ltd.	449,160	5,140,956
	Kumba Iron Ore, Ltd.	15,092	217,390
	Liberty Holdings, Ltd.	224,453	1,459,628
	Massmart Holdings, Ltd.	133,568	1,051,810
*	Metorex, Ltd.	332,485	70,026
	MTN Group, Ltd.	1,745,306	16,549,856
	Naspers, Ltd. Series N	204,973	3,124,022
	Nedbank Group, Ltd.	56,096	494,756
	Network Healthcare Holdings, Ltd.	356,530	307,801
	Pick’n Pay Stores, Ltd.	309,695	1,044,371
	Pretoria Portland Cement Co., Ltd.	809,122	2,326,931
	PSG Group, Ltd.	189,027	265,667
	Sanlam, Ltd.	836,189	1,316,484
#	Sasol, Ltd. Sponsored ADR	1,363,425	36,198,934
	Shoprite Holdings, Ltd.	640,645	3,394,026
*	Simmer & Jack Mines, Ltd.	866,328	176,395
	Standard Bank Group, Ltd.	634,566	4,361,073
	Steinhoff International Holdings, Ltd.	745,364	868,972
*	Super Group, Ltd.	513,680	77,337
	Telkom South Africa, Ltd.	559,552	6,329,596
	Tiger Brands, Ltd.	81,830	1,122,098

TOTAL — SOUTH AFRICA			121,301,693

10

SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
*	Amorepacific Corp.	3,527	1,570,839
	Cheil Industrial, Inc.	20,690	495,492
* #	Daelim Industrial Co., Ltd.	9,670	320,707
* #	Daewoo Engineering & Construction Co., Ltd.	218,088	1,450,319
*	Daewoo International Corp.	47,246	820,111
#	Daewoo Securities Co., Ltd.	103,195	1,253,427
* #	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,079,185
* #	Doosan Heavy Industries & Construction Co., Ltd.	14,950	761,539
* #	Doosan Infracore Co., Ltd.	82,000	784,766
* #	Glovis Co., Ltd.	6,360	221,171
* #	GS Engineering & Construction Corp.	27,320	1,155,720
*	GS Holdings Corp.	42,945	813,750
	Hana Financial Group, Inc.	112,261	1,837,144
	Hankook Tire Manufacturing Co., Ltd.	84,420	802,126
* #	Hite Brewery Co., Ltd.	6,098	656,221
*	Hyundai Department Store Co., Ltd.	3,054	139,514
* #	Hyundai Development Co.	33,870	885,815
#	Hyundai Heavy Industries Co., Ltd.	49,890	7,031,278
* #	Hyundai Merchant Marine Co., Ltd.	24,600	549,740
*	Hyundai Mobis	53,070	2,471,122
#	Hyundai Motor Co., Ltd.	95,919	3,237,444
#	Hyundai Steel Co.	58,560	1,561,308
*	Kangwon Land, Inc.	150,410	1,371,749
*	KB Financial Group, Inc.	139,085	3,730,172
	KCC Corp.	7,410	1,505,434
* #	Kia Motors Corp.	225,130	1,255,032
*	Korea Electric Power Corp.	295,290	5,967,235
*	Korea Exchange Bank	200,200	953,305
*	Korea Gas Corp.	35,793	1,322,118
	Korea Investment Holdings Co., Ltd.	12,620	252,649
	KT Corp.	195,930	5,611,287
*	KT Freetel, Ltd.	47,030	985,267
	KT&G Corp.	103,590	6,205,802
* #	LG Chemical, Ltd.	36,776	2,107,465
* #	LG Corp.	129,413	3,583,818
#	LG Electronics, Inc.	88,910	4,545,065
#	LG Household & Healthcare Co., Ltd.	5,120	615,952
*	Lotte Confectionary Co., Ltd.	315	276,165
#	Macquarie Korea Infrastructure Fund	74,766	273,853
#	POSCO	46,060	11,761,601
	S1 Corp.	3,130	106,891
	Samsung Card Co., Ltd.	23,720	640,140
	Samsung Corp.	100,930	2,955,481
#	Samsung Electro-Mechanics Co., Ltd.	37,767	924,925
	Samsung Electronics Co., Ltd.	97,139	33,775,220
	Samsung Electronics Co., Ltd. ADR	52,988	9,371,611
	Samsung Fire and Marine Insurance, Ltd.	35,022	4,140,691
#	Samsung Heavy Industries Co., Ltd.	126,000	2,401,490
#	Samsung SDI Co., Ltd.	20,352	979,504
#	Samsung Securities Co., Ltd.	33,780	1,510,781
*	Shinhan Financial Group Co., Ltd.	190,952	3,857,735

11

* #	Shinhan Financial Group Co., Ltd. ADR	18,000	717,660
#	Shinsegae Co., Ltd.	12,596	4,031,130
	SK Co., Ltd.	21,194	1,557,366
	SK Energy Co., Ltd.	51,889	2,955,782
	SK Telecom Co., Ltd.	56,085	8,368,699
#	S-Oil Corp.	47,310	1,991,385
*	Woongjin Coway Co., Ltd.	13,260	243,614
	Woori Investment & Securities Co., Ltd.	67,386	810,555
*	Yuhan Corp.	776	112,305

TOTAL — SOUTH KOREA			164,675,672

TAIWAN — (8.2%)
COMMON STOCKS — (8.2%)
Acer, Inc.	2,774,494	3,445,559
Advanced Semiconductor Engineering, Inc.	2,990,899	968,194
Advantech Co., Ltd.	73,244	90,423
Asia Cement Corp.	2,380,693	1,675,135
Asustek Computer, Inc.	2,962,281	2,682,398
AU Optronics Corp.	1,294,052	914,464
AU Optronics Corp. Sponsored ADR	85,500	605,340
Catcher Co., Ltd.	140,027	240,170
Cathay Financial Holdings Co., Ltd.	2,551,761	2,478,034
Chang Hwa Commercial Bank	1,869,000	589,944
Cheng Shin Rubber Industry Co., Ltd.	980,718	685,233
Cheng Uei Precision Industry Co., Ltd.	228,659	223,503
Chi Mei Optoelectronic Corp.	1,481,000	451,832
Chicony Electronics Co., Ltd.	190,000	171,526
China Development Financial Holding Corp.	3,970,000	684,407
China Steel Corp.	8,387,027	5,660,536
Chinatrust Financial Holdings Co., Ltd.	501,000	165,380
Chungwa Picture Tubes Co., Ltd.	2,528,000	232,541
Clevo Co.	449,000	346,276
Compal Electronics, Inc.	3,689,927	1,869,677
Delta Electronics Industrial Co., Ltd.	1,776,830	2,787,651
E.Sun Financial Holding Co., Ltd.	1,093,000	251,319
Epistar Corp.	224,000	203,835
Eternal Chemical Co., Ltd.	252,000	108,926
Evergreen International Storage & Transport Corp.	357,000	164,134
Evergreen Marine Corp., Ltd.	481,869	193,623
Everlight Electronics Co., Ltd.	146,000	193,813
Far East Textile, Ltd.	4,207,850	2,626,663
Feng Hsin Iron & Steel Co., Ltd.	170,000	182,644
First Financial Holding Co., Ltd.	5,083,487	2,185,190
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	4,941,074
Formosa International Hotels Corp.	32,000	274,043
Formosa Plastics Corp.	4,721,167	6,710,872
Formosa Taffeta Co., Ltd.	605,000	284,413
Foxconn Technology Co., Ltd.	600,694	1,225,782
Fubon Financial Holding Co., Ltd.	5,940,052	3,562,757
Giant Manufacture Co., Ltd.	168,000	356,240
Hon Hai Precision Industry Co., Ltd.	3,991,458	7,028,754

12

	Hotai Motor Co., Ltd.	387,000	562,067
	HTC Corp.	502,095	4,764,287
	Hua Nan Financial Holding Co., Ltd.	5,559,124	2,625,090
	Innolux Display Corp.	1,698,000	1,290,089
	Inventec Corp.	1,575,202	418,751
	Lee Chang Yung Chemical Industry Corp.	291,000	188,415
	Lite-On Technology Corp.	504,000	303,243
	Macronix International Co., Ltd.	1,726,335	449,223
	Media Tek, Inc.	734,059	5,284,762
	Mega Financial Holding Co., Ltd.	4,537,000	1,330,215
	Mitac International Corp.	209,288	67,631
	Nan Ya Plastic Corp.	6,878,218	6,740,284
*	Nan Ya Printed Circuit Board Corp.	197,000	368,754
	Pou Chen Corp.	1,911,754	820,470
	President Chain Store Corp.	776,260	1,827,946
	Shihlin Electric & Engineering Corp.	235,000	192,884
	Shin Kong Financial Holding Co., Ltd.	1,752,619	406,254
	Siliconware Precision Industries Co., Ltd.	2,347,324	1,873,312
	SinoPac Holdings Co., Ltd.	2,671,000	443,742
	Synnex Technology International Corp.	843,364	942,810
	Taishin Financial Holdings Co., Ltd.	1,449,000	225,371
*	Taiwan Business Bank	921,000	176,063
	Taiwan Cement Corp.	2,415,895	1,611,877
	Taiwan Cooperative Bank	2,997,634	1,303,809
	Taiwan Glass Industrial Corp.	1,271,068	621,343
	Taiwan Secom Co., Ltd.	150,000	187,334
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	27,366,179
*	Tatung Co., Ltd.	1,058,000	174,739
	Ton Yi Industrial Corp.	220,000	62,297
	Transcend Information, Inc.	125,000	225,705
	TSRC Corp.	368,000	263,886
	U-Ming Marine Transport Corp.	648,860	761,167
	Uni-President Enterprises Corp.	3,348,991	2,614,310
	United Microelectronics Corp.	5,956,000	1,271,424
	Walsin Lihwa Corp.	2,278,539	387,499
	Wan Hai Lines Co., Ltd.	543,209	219,872
	Wistron Corp.	1,139,690	795,114
	Yang Ming Marine Transport Corp.	341,131	91,231
	Yuanta Financial Holding Co., Ltd.	1,945,885	731,677

TOTAL — TAIWAN			127,453,431

THAILAND — (1.3%)
COMMON STOCKS — (1.3%)
Advance Info Service PCL (Foreign)	1,654,700	3,549,335
Bangkok Dusit Medical Services PCL (Foreign)	586,600	285,205
Bank of Ayudhya PCL (Foreign) NVDR	2,779,900	703,621
Banpu PCL (Foreign)	123,500	791,191
BEC World PCL (Foreign)	1,178,000	636,757
Bumrungrad Hospital PCL (Foreign)	297,000	186,873
C.P. Seven Eleven PCL (Foreign)	2,614,700	837,542
Central Pattana PCL (Foreign)	888,500	332,886

13

	Charoen Pokphand Foods PCL (Foreign)	4,487,600	423,540
	Delta Electronics (Thailand) PCL (Foreign)	922,510	251,965
	Kasikornbank PCL (Foreign)	1,730,300	2,251,642
	Krung Thai Bank PCL (Foreign)	10,840,270	1,233,927
	Padaeng Industry PCL (Foreign) NVDR	550,900	157,558
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	387,190
	PTT Chemical PCL (Foreign)	2,577,960	2,304,054
	PTT Exploration & Production PCL (Foreign)	300,000	849,421
	Ratchaburi Electricity Generating Holding PCL (Foreign)	927,600	1,054,543
*	Siam City Bank PCL (Foreign)	833,100	165,595
	Siam City Cement PCL (Foreign)	183,613	677,422
	Siam Commercial Bank PCL (Foreign)	1,074,766	1,598,394
	Siam Makro PCL (Foreign)	112,500	225,225
	Thai Union Frozen Products PCL (Foreign)	574,020	320,131
	The Siam Cement PCL (Foreign)	125,700	359,502

TOTAL — THAILAND			19,583,519

TURKEY — (1.7%)
COMMON STOCKS — (1.7%)
	Akbank T.A.S.	1,278,133	3,675,368
	Akcansa Cimento Sanayi ve Ticaret A.S.	123,970	162,496
	Aksigorta A.S.	497,542	807,080
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	2,769,719
	Arcelik A.S	307,254	326,394
*	Aygaz A.S.	1	—
	BIM BirlesikMagazalar A.S.	15,321	327,660
*	Dogan Sirketler Grubu Holding A.S.	2,198,653	824,209
*	Dogan Yayin Holding A.S.	2	1
	Enka Insaat ve Sanayi A.S.	275,905	894,879
	Eregli Demir ve Celik Fabrikalari Turk A.S.	832,026	1,789,210
	Ford Otomotiv Sanayi A.S.	114,792	293,198
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	408,376	157,197
*	Koc Holding A.S. Series B	1,057,312	1,473,912
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
	Tupras-Turkiye Petrol Rafinerileri A.S.	231,906	2,197,227
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	284,257
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,365,888
*	Turkiye Garanti Bankasi A.S.	3,050,806	4,124,595
*	Turkiye Halk Bankasi A.S.	150,201	386,447
	Turkiye Is Bankasi A.S.	1,372,915	3,045,662
	Turkiye Vakiflar Bankasi T.A.O.	274,700	198,931
*	Yapi ve Kredi Bankasi A.S.	1,340,636	1,446,512

TOTAL — TURKEY			26,550,843

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $7,075,000 FNMA 5.00%, 08/25/18, valued at $6,935,747) to be repurchased at $6,832,108	$6,832	6,832,000

14

Shares
SECURITIES LENDING COLLATERAL — (12.0%)
§ @	DFA Short Term Investment Fund LP	185,749,947	185,749,947

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $1,256,164) to be repurchased at $1,231,563	$1,232	1,231,533

TOTAL SECURITIES LENDING COLLATERAL		186,981,480

TOTAL INVESTMENTS - (100.0%)
(Cost $1,321,329,897)##		$1,557,240,964

15

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Banco Macro SA	5,425	$5,720
*	Banco Suquia SA	76,789	10,687
*	Capex SA Series A	79,110	53,161
*	Carboclor SA	50,662	6,837
*	Celulosa Argentina SA Series B	8,473	3,050
*	Central Puerto SA Series B	18,000	18,726
	Cresud SA Comercial Industrial Financiera y Agropecuaria	170,329	134,093
*	Dycasa SA Series B	23,052	16,365
*	Endesa Costanera SA Series B	50,000	22,493
	Ferrum SA de Ceramica y Metalurgica Series B	41,699	31,070
*	Fiplasto SA	21,500	6,287
	Importadora y Exportadora de la Patagonia Series B	24,999	86,103
	Introductora de Buenos Aires SA Series A	10,231	3,596
*	IRSA Inversiones y Representaciones SA	223,818	80,550
*	Juan Minetti SA	50,000	15,183
	Ledesma S.A.A.I.	387,128	337,425
*	MetroGas SA Series B	83,100	12,150
*	Polledo SA Industria Constructora y FinancierA	88,891	6,948
	Solvay Indupa S.A.I.C.	440,500	243,991

TOTAL — ARGENTINA			1,094,435

BRAZIL — (8.8%)
COMMON STOCKS — (3.7%)
	Acos Villares SA Avil	556,000	110,241
	AES Tiete SA (2440693)	52,300	301,401
	AES Tiete SA (2441038)	97,828	677,628
	American Banknote SA	52,500	221,088
*	Anhanguera Educacional Participacoes SA	126,200	663,638
*	B2W Cia Global Do Varejo	123,200	1,319,621
*	Banco Alfa de Investimento SA	700	2,015
	Banco Pine SA	48,500	102,226
*	Banco Sofisa SA	55,300	96,537
	Bematech SA	68,200	173,440
*	Bombril SA	17,600	28,069
*	BR Malls Participacoes SA	57,600	268,138
*	Cia de Gas de Sao Paulo	16,600	223,098
	Cia de Saneamento de Minas Gerais-Copasa	66,300	547,261
	Cia de Saneamento do Parana	176,900	122,762
	Cia Energetica de Sao Paulo	156,900	845,366
*	Cia Hering	27,900	84,181

1

	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	717,608
*	Cosan SA Industria e Comercio	26,900	121,746
	Cremer SA	12,000	42,103
*	Cyrela Brazil Realty SA	326,200	1,307,612
*	Diagnosticos Da America SA	120,200	1,165,733
	Energias do Brazil SA	8,202	78,485
	Eternit SA	140,670	331,060
	Ferbasa-Ferro Ligas Da Bahia	92,500	256,767
	Fertilizantes Fosfatados SA	36,000	204,828
*	Gafisa SA	60,400	304,603
*	Global Village Telecom Holding SA	174,600	1,868,672
	Globex Utilidades SA	58,737	132,918
	Grendene SA	21,800	109,846
*	IdeiasNet SA	205,300	175,213
	Iguatemi Empresa de Shopping Centers SA	17,200	88,965
	Industrias Romi SA	29,500	86,593
*	JBS SA	138,900	287,379
*	JHSF Participacoes SA	39,700	29,604
	Light SA	65,800	671,047
	Localiza Rent a Car SA	72,800	257,310
*	Lojas Americanas SA	8,000	18,621
	Lojas Renner SA	184,300	1,124,071
*	LPS Brasila Consultoria de Imoveis SA	8,200	23,858
*	Lupatech SA	34,700	369,435
*	M Dias Branco SA	44,100	345,957
*	M&G Poliester SA	640,780	22,096
*	Magnesita Refratarios SA	441,455	1,370,033
	Mangels Industrial SA	14,600	32,221
*	Medial Saude SA	34,300	104,822
*	Mmx Mineracao e Metalicos SA	59,900	110,247
	Natura Cosmeticos SA	177,300	1,520,806
*	Obrascon Huarte Lain Brasil SA	6,200	39,552
	OdontoPrev SA	43,000	442,974
*	Paranapanema SA	63,900	76,570
	PDG Realty SA Empreendimentos e Participacoes	40,600	216,125
	Perdigao SA ADR	71,200	1,931,656
*	Plascar Participacoes Industriais SA	40,500	21,996
	Porto Seguro SA	256,600	1,515,267
*	Positivo Informatica SA	26,800	62,379
*	Sao Carlos Empreendimentos e Participacoes SA	11,500	50,015
*	Sao Martinho SA	64,100	335,696
	Sao Paulo Alpargatas SA	5,100	103,297
*	Tam SA	128,800	959,338
	Totvs SA	44,564	762,582
*	Universo Online SA	72,700	236,902
TOTAL COMMON STOCKS			25,821,318

PREFERRED STOCKS — (5.1%)
*	Banco Alfa de Investimento SA	3,200	8,138
	Banco Mercantil do Brasil SA	6,500	23,759

2

	Bardella SA Industrias Mecanicas	1,100	80,603
#	Braskem SA Preferred A Sponsored ADR	301,000	1,486,940
	Centrais Electricas de Santa Catarina SA	57,900	848,285
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	974,700
*	Companhia de Tecidos Norte de Minas	144,942	243,652
	Companhia Energetica do Ceara Coelce Series A	63,400	582,078
	Companhia Paranaense de Energia-Copel Series B	213,400	2,004,304
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	145,992
	Confab Industrial SA	431,028	702,278
*	Contax Participacoes SA	16,400	300,360
	Duratex SA	245,400	1,653,277
	Eletropaulo Metropolita SA Preferred A	248,500	2,784,914
	Empressa Metropolitanade Aguas e Energia SA	24,000	68,379
	Energisa SA	27,760	71,793
	Forjas Taurus SA	164,620	266,798
	Fras-Le SA	20,200	21,680
	Gol Linhas Aereas Inteligentes SA	81,900	361,843
*	Industria de Bebidas Antarctica Polar SA	23,000	26,024
*	Inepar Industria e Construcoes SA	11,690	60,717
	Klabin SA	1,412,700	2,131,228
	Lojas Americanas SA	298,103	821,068
	Mahle-Metal Leve SA Industria e Comercio	28,666	191,395
	Marcopolo SA	271,000	350,431
*	Net Servicos de Comunicacao SA	400,902	2,541,926
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,123,955
*	Paranapanema SA	322,523	486,565
	Randon e Participacoes SA	213,000	541,681
	Rasip Agro-Pastoril SA	51,000	11,651
*	SA Fabrica de Produtos Alimenticios Vigor	209,000	521,599
	Sadia SA	238,000	340,586
	Sadia SA ADR	300,000	1,263,000
	Sao Paulo Alpargatas SA	24,300	570,841
	Saraiva Livreiros Editores	49,100	296,293
*	Sharp SA Equipamentos Eletronicos	30,200,000	260
*	Suzano Papel e Celullose SA	390,634	1,970,008
	Telemig Celular Participacoes SA	86,801	1,388,068
	Ultrapar Participacoes SA	263,040	6,048,786
	Uniao de Industrias Petroquimicas SA Series B	968,679	288,098
*	Votorantim Celulose e Papel SA	12,623	74,051
*	Votorantim Celulose e Papel SA Sponsored ADR	155,700	903,060
	Whirlpool SA	301,516	344,404
TOTAL PREFERRED STOCKS			34,925,468

TOTAL — BRAZIL			60,746,786

CHILE — (1.7%)
COMMON STOCKS — (1.7%)
	Banmedica SA	1,312,094	1,031,387
	Cementos Bio-Bio SA	452,622	597,872
	Cintac SA	324,650	75,111
	Compania de Consumidores de Gas Santiago SA	71,374	185,087

3

	Compania SudAmericana de Vapores SA	1,097,146	746,842
	Corpbanca SA	327,140,907	1,404,532
#	Corpbanca SA ADR	31,658	664,818
	Cristalerias de Chile SA	159,630	1,384,150
	Empresas Iansa SA	4,176,187	77,838
	Farmacias Ahumada SA	242,158	321,046
	Industrias Forestales SA	20,000	3,144
*	Madeco SA	5,444,501	366,996
*	Madeco SA Sponsored ADR	261,622	1,805,192
	Masisa SA	5,065,669	474,958
	Parque Arauco SA	1,055,338	572,995
	Soquimic Comercial SA	562,478	218,792
	Vina de Concha y Toro SA	1,108,893	1,867,146
	Vina San Pedro Tarapaca SA	40,113,498	236,650

TOTAL — CHILE			12,034,556

CHINA — (12.4%)
COMMON STOCKS — (12.4%)
#	Agile Property Holdings, Ltd.	1,276,000	489,385
* #	Ajisen China Holdings, Ltd.	480,000	164,193
	Anhui Expressway Co., Ltd.	834,000	295,709
	Baoye Group Co., Ltd.	2,298,000	462,185
	Beijing Capital Land, Ltd.	6,436,000	719,155
#	Beijing North Star Co., Ltd.	536,000	81,351
	Bosideng International Holdings, Ltd.	814,000	70,463
* #	Brilliance China Automotive Holdings, Ltd.	47,684,000	2,817,958
#	Byd Co., Ltd.	482,000	898,329
*	China Aerospace International Holdings, Ltd.	23,505,500	1,340,316
*	China Agri-Industries Holdings, Ltd.	712,000	316,398
* #	China Eastern Airlines Corp., Ltd.	2,194,000	307,155
#	China Everbright International, Ltd.	5,281,800	1,012,871
	China Everbright, Ltd.	372,000	405,909
#	China Gas Holdings, Ltd.	5,841,500	822,470
* #	China High Speed Transmission Equipment Group Co., Ltd.	300,000	351,487
#	China Mengniu Dairy Co., Ltd.	123,000	162,521
* #	China Mining Resources Group, Ltd.	28,069,900	725,422
#	China Power International Development, Ltd.	6,515,200	1,219,805
*	China Power New Energy Development Co., Ltd.	1,080,000	30,446
	China Shineway Pharmaceutical Group, Ltd.	460,200	258,182
	China State Construction International Holdings, Ltd.	3,984,000	616,854
#	China Travel International Investment Hong Kong, Ltd.	21,347,000	3,244,189
#	China Yurun Food Group, Ltd.	2,622,000	3,067,091
	Chongqing Iron and Steel Co., Ltd.	3,824,000	991,685
*	CITIC 21CN Co., Ltd.	4,363,200	71,938
* #	CITIC Resources Holdings, Ltd.	8,560,600	898,134
#	COSCO International Holdings, Ltd.	6,377,000	1,441,105
	COSCO Pacific, Ltd.	566,000	506,298
*	Dachan Food Asia, Ltd.	101,000	12,406
	Denway Motors, Ltd.	1,344,000	400,596
	Digital China Holdings, Ltd.	443,800	124,992
#	Dongfang Electric Co., Ltd.	63,000	139,833

4

*	Enerchina Holdings, Ltd.	7,097,445	91,026
#	First Tractor Co., Ltd.	1,101,176	243,425
*	Fosun International	532,000	173,404
*	Founder Holdings, Ltd.	3,896,900	87,975
#	FU JI Food & Catering Services	1,857,800	846,643
	Great Wall Motor Co., Ltd.	698,500	241,759
*	Great Wall Technology Co., Ltd.	1,912,000	179,408
	Guangdong Investment, Ltd.	5,402,000	2,056,356
	Guangzhou Shipyard International Co., Ltd.	280,000	306,496
#	GZI Transport, Ltd.	2,027,300	577,465
* #	Hidili Industry International Development, Ltd.	309,000	101,155
#	HKC (Holdings), Ltd.	44,989,206	2,512,043
#	Hopson Development Holdings, Ltd.	3,914,000	2,265,723
#	Hunan Non-Ferrous Metal Corp., Ltd.	38,500,000	4,642,293
#	Kingdee International Software Group Co., Ltd.	1,620,000	144,675
*	Kingsoft Corp., Ltd.	179,000	62,078
* #	Kingway Brewery Holdings, Ltd.	8,985,800	800,866
*	KWG Property Holding, Ltd.	969,500	218,729
	Lianhua Supermarket Holdings Co., Ltd.	364,000	376,685
#	Lingbao Gold Co., Ltd.	2,356,000	543,510
#	Lonking Holdings, Ltd.	1,662,000	764,588
	Minmetals Resources, Ltd.	16,002,000	2,214,669
	Nanjing Panda Electronics Co., Ltd.	284,000	35,880
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,341
	New World Department Store China, Ltd.	170,000	65,950
*	Qunxing Paper Holdings Co., Ltd.	158,000	32,472
* #	Semiconductor Manufacturing International Corp.	223,591,000	7,794,456
	Shanghai Industrial Holdings, Ltd.	271,000	690,586
#	Shanghai Prime Machinery Co., Ltd.	8,290,000	883,566
	Shenji Kunming Machine Tool Co., Ltd.	195,000	94,802
#	Shenzhen Expressway Co., Ltd.	2,570,000	957,741
#	Shenzhen International Holdings, Ltd.	117,591,800	4,931,269
	Shenzhen Investment, Ltd.	23,664,000	4,026,815
	Shimao Property Holdings, Ltd.	632,500	406,432
#	Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,156,709
* #	Sichuan Expressway Co., Ltd.	1,552,000	257,748
	SinoCom Software Group, Ltd.	2,024,200	135,100
#	Sinolink Worldwide Holdings, Ltd.	26,821,300	1,771,590
*	Sino-Ocean Land Holdings, Ltd.	161,000	79,972
	Skyworth Digital Holdings, Ltd.	24,055,400	1,514,025
	SRE Group, Ltd.	17,842,053	1,220,992
*	Stone Group Holdings, Ltd.	14,452,000	524,617
* #	TCL Communication Technology Holdings, Ltd.	2,898,800	242,992
* #	TCL Multimedia Technology Holdings, Ltd.	5,539,510	807,254
*	Tiangong International Co., Ltd.	42,000	8,446
#	Tianjin Capital Environmental Protection Group Co., Ltd.	2,302,000	375,484
	Tianjin Development Holdings, Ltd.	1,845,800	600,180
* #	Towngas China Co., Ltd.	3,173,000	585,082
	TPV Technology, Ltd.	20,380,000	4,562,917
*	Vinda International Holdings, Ltd.	140,000	41,824
	Weichai Power Co., Ltd.	73,600	140,753
	Weiqiao Textile Co., Ltd.	7,081,500	2,101,234

5

*	Welling Holdings, Ltd.	466,000	8,466
#	Xiamen International Port Co., Ltd.	11,760,000	1,148,796
#	Xinao Gas Holdings, Ltd.	2,178,000	1,949,729
*	Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	59,425
* #	Xinyu Hengdeli Holdings, Ltd.	948,000	126,619
	Xiwang Sugar Holdings Co., Ltd.	9,343,952	1,059,758
	Zhejiang Expressway Co., Ltd.	290,000	164,949
*	Zhejiang Glass Co., Ltd.	1,175,000	197,165
TOTAL COMMON STOCKS			85,725,938

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Rights 02/27/09	96,857	125

TOTAL — CHINA			85,726,063

HUNGARY — (0.4%)
COMMON STOCKS — (0.4%)
*	Danubius Hotel & Spa NYRT	47,091	900,350
* #	Fotex Holding SE Co., Ltd.	119,895	159,661
* #	Pannonplast NYRT	194,795	584,523
* #	RABA Automotive Holding NYRT	324,181	970,721
*	Synergon Information Systems	37,006	64,189
	Zwack Unicum NYRT	1,100	60,737

TOTAL — HUNGARY			2,740,181

INDIA — (8.1%)
COMMON STOCKS — (8.1%)
*	3M India, Ltd.	4,899	94,122
*	Abhishek Industries, Ltd.	216,492	31,144
	Adlabs Films, Ltd.	66,472	226,332
	Ador Welding, Ltd.	17,588	30,016
	Aftek, Ltd.	125,900	22,600
*	Agro Tech Foods, Ltd.	39,674	81,383
	Ajmera Realty & Infra India	111,700	72,562
	Alembic, Ltd.	329,290	207,478
	Alok Industries, Ltd.	315,146	99,010
	Ansal Properties & Infrastructure, Ltd.	196,315	106,222
	Apollo Hospitals Enterprise, Ltd.	124,821	1,017,761
	Apollo Tyres, Ltd.	880,050	312,573
*	Aptech, Ltd.	69,254	123,577
*	Arvind Mills, Ltd.	279,573	79,497
*	Asahi India Glass, Ltd.	307,030	253,790
	Ashapura Minechem, Ltd.	134,220	56,352
	Ashok Leyland, Ltd.	417,722	118,559
	Asian Hotels, Ltd.	26,208	127,333
	Aurobindo Pharma, Ltd.	108,294	349,362
	Automotive Axles, Ltd.	19,185	32,007
	Avaya GlobalConnect, Ltd.	27,160	38,445
	Aventis Pharma, Ltd.	23,466	416,932
	Bajaj Auto Finance, Ltd.	54,772	64,669

6

	Bajaj Hindusthan, Ltd.	81,444	94,513
	Balaji Telefilms, Ltd.	131,073	117,575
	Ballarpur Industries, Ltd.	1,021,629	303,953
	Balmer Lawrie & Co., Ltd.	23,290	104,098
	Balrampur Chini Mills, Ltd.	876,659	1,056,124
	Bank of Maharashtra, Ltd.	660,031	304,857
	Bank of Rajasthan, Ltd.	258,218	190,586
	Bannari Amman Sugars, Ltd.	15,919	258,709
	Bata India, Ltd.	86,199	153,541
	BEML, Ltd.	8,967	61,367
*	Bengal and Assam Co., Ltd. - Private C	3,943	3,374
	Berger Paints India, Ltd.	577,884	383,036
	Bharati Shipyard, Ltd.	44,652	57,294
	Bhushan Steel & Strips, Ltd.	82,431	478,134
	Birla Corp., Ltd.	124,628	352,276
	Blue Dart Express, Ltd.	16,011	135,197
	Blue Star, Ltd.	130,203	391,107
	Bombay Burmah Trading Co.	10,000	25,520
	Bombay Dyeing & Manufacturing Co., Ltd.	56,142	168,647
*	Bombay Rayon Fashions, Ltd.	37,443	80,063
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	258,028
	Britannia Industries, Ltd.	30,375	849,782
	Cadila Healthcare, Ltd.	65,306	328,023
*	Cambridge Solutions, Ltd.	130,152	198,484
	Carborundum Universal, Ltd.	152,175	269,544
*	Carnation Nutral Analogue Foods, Ltd.	17,414	26,279
	Century Enka, Ltd.	37,178	38,953
	CESC, Ltd.	164,998	768,715
	Chambal Fertilizers & Chemicals, Ltd.	637,986	494,473
*	Chemplast Sanmar, Ltd.	79,745	6,293
	Chennai Petroleum Corp., Ltd.	231,113	516,855
*	Chi Investments, Ltd.	27,539	8,657
	Cholamandalam DBS Finance, Ltd.	42,010	29,216
	City Union Bank, Ltd.	504,250	136,969
	Clariant Chemicals (India), Ltd.	25,417	75,773
	CMC, Ltd.	29,521	183,807
	Coromandel Fertilisers, Ltd.	236,478	515,433
*	Corporation Bank	24,000	88,365
	Cranes Software International, Ltd.	182,944	273,818
	Crisil, Ltd.	10,145	473,006
	Dalmia Cement (Bharat), Ltd.	60,289	95,208
	DCM Shriram Consolidated, Ltd.	258,455	139,983
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	188,599
	Dishman Pharmaceuticals & Chemicals, Ltd.	160,467	363,474
	E.I.D. - Parry (India), Ltd.	178,726	512,321
	Eicher Motors, Ltd.	51,963	230,960
	EIH, Ltd.	136,145	269,662
	Elder Pharmaceuticals, Ltd.	45,749	208,537
	Electrosteel Casings, Ltd.	384,060	116,879
	Elgi Equipments, Ltd.	112,237	70,530
	Esab India, Ltd.	31,753	156,250
*	Escorts, Ltd.	105,268	78,168

7

	Essel Propack, Ltd.	229,455	63,668
*	Eveready Industries (India), Ltd.	149,446	47,752
	Exide Industries, Ltd.	1,026,382	844,194
	FAG Bearings (India), Ltd.	26,817	122,254
	FDC, Ltd.	423,054	240,982
	Federal Bank, Ltd.	279,298	787,010
	Finolex Cables, Ltd.	253,437	102,322
	Finolex Industries, Ltd.	229,394	132,197
	Gammon India, Ltd.	141,799	184,557
	Geodesic, Ltd.	144,811	116,226
	Geometric, Ltd.	103,884	37,533
	GHCL, Ltd.	159,986	91,166
	Gillette India, Ltd.	8,591	123,832
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	667,158
	Godfrey Phillips India, Ltd.	2,778	48,818
	Godrej Consumer Products, Ltd.	295,660	791,667
*	Goetze (India), Ltd.	60,504	44,420
	Graphite India, Ltd.	221,802	126,268
	Greaves Cotton, Ltd.	123,608	170,077
*	GTL Infrastructure, Ltd.	516,486	311,431
	GTL, Ltd.	172,195	776,163
	Gujarat Alkalies & Chemicals, Ltd.	135,835	182,596
	Gujarat Ambuja Exports, Ltd.	180,510	61,676
	Gujarat Fluorochemicals, Ltd.	164,960	205,029
	Gujarat Gas Co., Ltd.	85,660	405,431
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	288,108
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	228,496
	H.E.G., Ltd.	76,619	163,757
	HCL Infosystems, Ltd.	280,963	505,278
	Hexaware Technologies, Ltd.	166,745	67,511
	Hikal, Ltd.	17,498	66,891
*	Himachal Futuristic Communications, Ltd.	705,174	115,377
*	Himatsingka Seide, Ltd.	115,558	54,506
	Hinduja Global Solutions, Ltd.	36,075	96,232
	Hinduja Ventures, Ltd.	36,075	89,853
	Hindustan Construction Co., Ltd.	512,201	455,800
*	Hindustan Motors, Ltd.	280,005	69,503
	Hindustan Oil Exploration Co., Ltd.	68,322	75,977
	Hindustan Sanitaryware & Industries, Ltd.	69,904	42,481
	Honeywell Automation India, Ltd.	6,781	106,502
	Hotel Leelaventure, Ltd.	580,370	211,717
	ICI India, Ltd.	50,985	417,716
	India Cements, Ltd.	139,088	285,725
	India Glycols, Ltd.	47,189	54,117
	Indian Hotels Co., Ltd.	387,009	313,911
	Indo Rama Synthetics (India), Ltd.	136,867	37,636
	Indoco Remedies, Ltd.	12,300	29,228
	IndusInd Bank, Ltd.	447,357	299,166
	INEIS ABS India, Ltd.	23,441	39,052
	Infomedia 18, Ltd.	23,790	32,319
	Infotech Enterprises, Ltd.	87,418	152,123
	Ipca Laboratories, Ltd.	50,588	355,441

8

*	Ispat Industries, Ltd.	930,933	191,555
	IVRCL Infrastructures & Projects, Ltd.	107,789	236,665
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	100,475
	Jain Irrigation Systems, Ltd.	111,368	754,390
	Jammu & Kashmir Bank, Ltd.	74,481	440,340
	JBF Industries, Ltd.	99,101	65,969
*	Jet Airways (India), Ltd.	15,491	55,856
	Jindal Poly Films, Ltd.	29,404	169,506
	Jindal Saw, Ltd.	73,518	284,240
	JK Tyre and Industries, Ltd.	67,734	49,063
	JSL, Ltd.	232,194	177,453
	Jubilant Organosys, Ltd.	91,504	221,997
	Jyoti Structures, Ltd.	116,466	143,699
	K.S.B. Pumps, Ltd.	15,895	70,839
	Kajaria Ceram	52,155	28,969
	Karnataka Bank, Ltd.	198,190	285,582
	Karur Vysya Bank, Ltd.	103,349	445,237
	KEC International, Ltd.	50,258	163,785
	Kesoram Industries, Ltd.	83,108	192,307
	Kirloskar Oil Engines, Ltd.	374,592	264,608
	KPIT Cummins Infosystems, Ltd.	107,009	47,686
*	KS Oils, Ltd.	154,017	132,633
	Lakshmi Machine Works, Ltd.	5,560	58,369
	LIC Housing Finance, Ltd.	148,431	669,787
	Macmillan India, Ltd.	479	484
*	Macmillan Publishers India	479	436
	Madras Cements, Ltd.	51,240	67,410
	Maharashtra Scooters, Ltd.	4,550	6,183
	Maharashtra Seamless, Ltd.	99,628	254,122
	Mahindra Lifespace Developers, Ltd.	56,900	147,666
	Mangalam Cement, Ltd.	49,704	48,839
	Marico, Ltd.	901,020	1,056,333
	Mastek, Ltd.	59,764	173,583
*	Matrix Laboratories, Ltd.	400,039	695,180
*	MAX India, Ltd.	261,485	602,408
	Megasoft, Ltd.	21,301	6,830
	Mercator Lines, Ltd.	350,017	194,129
	Merck, Ltd.	20,256	127,271
	Micro Inks, Ltd.	11,233	23,792
	Monnet Ispat, Ltd.	67,091	191,080
	Monsanto India, Ltd.	11,378	298,329
	Moser Baer (India), Ltd.	372,370	477,725
	Motherson Sumi Systems, Ltd.	666,405	802,265
	Mphasis, Ltd.	214,746	647,324
	MRF, Ltd.	7,798	267,865
	Mukand, Ltd.	111,752	48,214
	Mukta Arts, Ltd.	672	598
*	Mysore Cements, Ltd.	274,729	78,552
	Nagarjuna Construction Co., Ltd.	309,858	321,554
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	272,853
	Nahar Capital & Financial Services, Ltd.	31,896	13,179
	Nahar Poly Films, Ltd.	45,938	7,825

9

	Nahar Spinning Mills, Ltd.	67,990	28,833
	Navneet Publications (India), Ltd.	67,988	55,862
*	NELCO, Ltd.	28,769	15,419
	NIIT Technologies, Ltd.	114,330	123,804
	NIIT, Ltd.	340,635	152,173
	Nirma, Ltd.	28,800	56,994
	NOCIL, Ltd.	201,948	47,478
	Nucleus Software Exports, Ltd.	42,062	40,623
	OCL India, Ltd.	56,194	56,737
*	OCL Iron & Steel, Ltd.	168,582	13,410
*	Octav Investments, Ltd.	4,020	960
	Omax Autos, Ltd.	40,939	14,007
	Opto Circuits India, Ltd.	327,482	577,304
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	165,421
	Orient Paper and Industries, Ltd.	296,620	126,553
	Panacea Biotec, Ltd.	119,514	125,384
	Pantaloon Retail India, Ltd.	2,575	8,416
*	Pantaloon Retail India, Ltd.- Class B	257	—
	Patel Engineering, Ltd.	97,383	288,549
	Petronet LNG, Ltd.	624,101	465,196
	Pfizer, Ltd.	69,704	741,526
	Pidilite Industries, Ltd.	481,710	950,651
	Polaris Software Lab, Ltd.	157,531	155,429
	Praj Industries, Ltd.	268,545	298,816
	Pricol, Ltd.	132,536	21,637
	Prism Cements, Ltd.	596,393	204,558
	PSL, Ltd.	63,467	91,739
	PTC India, Ltd.	264,901	359,771
	Punjab Tractors, Ltd.	28,848	56,290
*	PVP Ventures, Ltd.	13,697	2,821
	Radico Khaitan, Ltd.	156,080	225,177
	Rain Commodities, Ltd.	76,883	102,936
	Rallis India, Ltd.	19,769	151,637
*	Rama Newsprint & Papers, Ltd.	83,017	21,538
	Raymond, Ltd.	98,113	180,805
	REI Agro, Ltd.	61,330	706,236
*	Rei Six Ten Retail, Ltd.	45,997	—
	Reliance Industrial Infrastructure, Ltd.	24,104	151,231
	Rico Auto Industries, Ltd.	202,391	34,745
	Rolta India, Ltd.	266,216	497,555
	Ruchi Soya Industries, Ltd.	371,710	173,894
*	Sakthi Sugars, Ltd.	61,507	43,453
*	SEAMEC, Ltd.	58,658	47,641
	Shanthi Gears, Ltd.	79,510	51,861
	Shriram Transport Finance Co., Ltd.	301,310	1,134,178
*	Sicagen India, Ltd.	41,648	3,319
*	Sical Logistics, Ltd.	41,648	20,265
	SKF India, Ltd.	95,810	266,376
	Solectron Centum Electronics, Ltd.	9,432	5,932
	Solectron EMS India, Ltd.	9,432	5,263
	Sona Koyo Steering Systems, Ltd.	348,120	56,011
	Sonata Software, Ltd.	155,438	50,635

10

	South India Bank, Ltd.	163,780	167,028
	SREI Infrastructure Finance, Ltd.	165,360	118,468
	SRF, Ltd.	101,277	132,680
	Sterling Biotech, Ltd.	469,728	1,522,218
	Sterlite Technologies, Ltd.	95,694	123,499
*	Strides Arcolab, Ltd.	64,472	91,392
	Subros, Ltd.	109,780	33,310
*	Sun Pharma Advanced Research Co., Ltd.	66,386	63,833
	Sundaram-Clayton, Ltd.	3,890	5,139
	Sundram Fastners, Ltd.	465,052	140,930
	Supreme Industries, Ltd.	22,265	50,973
	Supreme Petrochem, Ltd.	144,830	31,800
	Swaraj Engines, Ltd.	3,100	6,474
	Syndicate Bank	375,000	464,292
	Taj GVK Hotels and Resorts, Ltd.	83,666	76,477
	Tata Elxsi, Ltd.	51,574	90,623
	Tata Investment Corp., Ltd.	50,540	227,129
	Tata Metaliks, Ltd.	42,871	64,383
	Tata Tea, Ltd.	2,455	30,138
*	Teledata Marine Solutions, Ltd.	152,395	106,782
*	Teledata Technology Solution	152,395	106,782
	Texmaco, Ltd.	215,690	218,662
	Thomas Cook (India), Ltd.	134,500	96,117
	Titan Industries, Ltd.	14,800	275,148
	Torrent Pharmaceuticals, Ltd.	194,766	519,229
	Trent, Ltd.	18,895	120,872
	Tube Investments of India, Ltd.	338,984	229,677
	TVS Motor Co., Ltd.	92,814	31,093
*	UCO Bank	216,031	121,238
	Unichem Laboratories, Ltd.	52,347	159,754
	Usha Martin, Ltd.	433,015	204,913
*	Uttam Galva Steels, Ltd.	127,929	87,662
	Vardhman Textiles, Ltd.	76,291	89,755
	Varun Shipping Co.	261,746	247,493
	Vesuvius India, Ltd.	12,502	19,803
	WABCO-TVS (India), Ltd.	3,890	9,232
*	Welspun India, Ltd.	92,659	30,392
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	416,238
	Wockhardt, Ltd.	52,983	110,109
	Wyeth, Ltd.	40,457	348,454
	Zensar Technologies, Ltd.	41,117	57,720
	Zuari Industries, Ltd.	55,762	155,277
TOTAL COMMON STOCKS			56,454,867

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	27,862

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 05/06/09	9,548	2,061

TOTAL — INDIA			56,484,790

11

INDONESIA — (1.9%)
COMMON STOCKS — (1.9%)
	PT Asahimas Flat Glass Tbk	983,000	105,304
*	PT Bakrieland Development Tbk	13,345,750	69,192
*	PT Bank Pan Indonesia Tbk	26,324,875	1,202,666
*	PT Batu Buana Tbk	77,715	376
	PT Berlian Laju Tanker Tbk	9,636,700	396,649
	PT Bhakti Investama Tbk	23,571,100	337,205
	PT Budi Acid Jaya Tbk	5,947,000	64,627
*	PT Charoen Pokphand Indonesia Tbk	7,595,500	285,983
*	PT Ciputra Surya Tbk	1,642,000	29,318
	PT Citra Marga Nusaphala Persada Tbk	6,995,000	550,189
*	PT Clipan Finance Indonesia Tbk	3,133,000	39,301
*	PT Davomas Adabi Tbk	41,920,000	230,463
*	PT Delta Dunia Petronda Tbk	12,220,000	547,645
*	PT Dynaplast Tbk	1,038,000	66,585
*	PT Energi Mega Persada Tbk	21,237,000	125,737
	PT Enseval Putera Megatrading Tbk	17,915,000	536,181
*	PT Ever Shine Textile Tbk	4,029,640	20,715
*	PT Global Mediacom Tbk	5,770,000	84,684
*	PT Hanson International Tbk	5,038,000	22,135
*	PT Hero Supermarket Tbk	33,000	11,599
*	PT Holcim Indonesia Tbk	9,852,500	493,827
	PT Indo-Rama Synthetics Tbk	485,000	19,915
*	PT Intiland Development Tbk	2,097,400	64,507
	PT Jaya Real Property Tbk	1,967,500	86,451
	PT Kalbe Farma Tbk	14,904,238	599,611
*	PT Kawasan Industry Jababeka Tbk	141,003,000	611,183
*	PT Keramika Indonesia Assosiasi Tbk	100,000	2,329
*	PT Lippo Karawaci Tbk	35,036,250	2,550,596
	PT Matahari Putra Prima Tbk	2,543,000	124,556
	PT Mayorah Indah Tbk	2,473,500	215,715
*	PT Medco Energi International Tbk	3,192,500	469,045
	PT Mitra Adiperkasa Tbk	3,015,000	89,227
*	PT Modern Photo Tbk	40,000	615
	PT Mustika Ratu Tbk	193,000	2,516
*	PT Pakuwon Jati Tbk	409,500	5,158
*	PT Panasia Indosyntec Tbk	79,000	2,777
*	PT Panin Insurance Tbk	6,609,000	99,985
*	PT Panin Life Tbk	20,149,000	129,955
*	PT Petrosea Tbk	15,000	5,491
*	PT Pioneerindo Gourmet International Tbk	29,000	1,019
*	PT Polychem Indonesia Tbk	7,443,500	40,761
*	PT Prasidha Aneka Niaga Tbk	84,000	738
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	316
	PT Ramayana Lestari Sentosa Tbk	14,295,000	572,077
	PT Samudera Indonesia Tbk	223,000	52,759
	PT Selamat Semp Tbk	1,920,000	60,738
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	163,895
*	PT Sumalindo Lestari Jaya Tbk	250	5

12

	PT Summarecon Agung Tbk	16,534,532	228,262
*	PT Sunson Textile Manufacturer Tbk	2,325,500	51,088
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	734
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	134,635
*	PT Suryamas Dutamakmur Tbk	125,000	1,098
*	PT Texmaco Jaya Tbk	93,000	24,108
	PT Timah Tbk	8,795,000	822,312
	PT Trias Sentosa Tbk	38,725,600	574,987
	PT Trimegah Sec Tbk	9,961,000	77,027
	PT Tunas Ridean Tbk	3,838,000	180,805
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	24,209
	PT Unggul Indah Cahaya Tbk	48,239	11,763

TOTAL — INDONESIA			13,323,349

ISRAEL — (2.3%)
COMMON STOCKS — (2.3%)
	Africa-Israel Investments, Ltd.	7,943	58,328
	Alony Hetz Properties & Investments, Ltd.	229,186	268,723
*	Alvarion, Ltd.	16,252	54,767
	Analyst IMS Investment Management Services, Ltd.	700	1,832
*	AudioCodes, Ltd.	111,296	186,147
*	AudioCodes, Ltd. ADR	82,926	141,803
	Azorim Investment Development & Construction Co., Ltd.	58,001	95,992
*	Baran Group, Ltd.	9,500	26,704
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square-Israel, Ltd.	100,987	697,274
	Clal Insurance Enterprise Holdings, Ltd.	267,547	1,564,480
*	Compugen, Ltd.	11,938	7,307
	Dan Vehicle & Transportation	49,939	155,734
	Delek Automotive Systems, Ltd.	37,228	202,691
	Delek Drilling LP, Ltd.	799,658	583,076
*	Delta-Galil Industries, Ltd.	31,300	45,968
	Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	64,533
	Elbit Medical Imaging, Ltd.	37,507	478,604
	Electra (Israel), Ltd.	5,396	299,062
*	Feuchtwanger Investments, Ltd.	4,200	12
*	First International Bank of Israel, Ltd. (6123804)	456,181	576,772
*	First International Bank of Israel, Ltd. (6123815)	26,108	160,004
	FMS Enterprises Migun, Ltd.	10,169	153,030
	Formula Systems, Ltd.	18,238	73,615
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,131,356
*	Granite Hacarmel Investments, Ltd.	19,200	34,779
*	Hadera Paper, Ltd.	8,541	271,780
*	Hamlet (Israel-Canada), Ltd.	6,342	15,248
*	Harel Insurance Investments & Finances, Ltd.	106,806	2,357,924
*	Hot-Cable Systems Media, Ltd.	68,469	422,239
*	Housing & Construction Holding Co., Ltd.	815,326	618,058
	IBI Investment House, Ltd.	6,530	23,933
	Industrial Building Corp., Ltd.	276,524	358,683

13

	Israel Discount Bank Series A	740,303	565,246
	Ituran Location & Control, Ltd.	21,033	173,590
*	Jerusalem Oil Exploration, Ltd.	14,516	112,164
*	Knafaim Arkia Holdings, Ltd.	27,233	124,698
	Leader Holding & Investments, Ltd.	74,777	21,754
*	Magic Software Enterprises, Ltd.	43,946	50,845
*	Menorah Mivtachim Holdings, Ltd.	5,000	25,499
*	Mer Industries, Ltd.	19,959	75,873
*	Metalink, Ltd.	43,556	7,439
*	Metis Capital, Ltd.	1,079	2,260
	Middle East Tube Co., Ltd.	13,500	15,653
	Migdal Insurance Holdings, Ltd.	51,072	41,636
*	Mivtach Shamir Holdings, Ltd.	16,251	190,245
*	Naphtha Israel Petroleum Corp.	21,125	38,172
*	Neto M.E. Holdings, Ltd.	6,938	91,243
	O.R.T. Technologies, Ltd.	6,000	23,901
*	OCIF Investments and Development, Ltd.	5,002	15,885
	Oil Refineries, Ltd.	1,181,421	280,527
*	Orckit Communications, Ltd.	125,396	377,186
	Osem Investment, Ltd.	1	7
*	Retalix, Ltd.	11,628	65,010
	Scailex Corp., Ltd.	60,694	435,199
	Spectronix, Ltd.	9,752	20,848
*	Suny Electronic, Ltd.	24,470	43,728
	Super-Sol, Ltd. Series B	449,336	1,409,083
*	The Israel Land Development Co., Ltd.	34,759	62,180
*	Tower Semiconductor, Ltd.	827,655	134,726
*	TTI Team Telecom International, Ltd. ADR	21,390	14,545
*	Union Bank of Israel, Ltd.	168,258	304,108
	Urdan Industries, Ltd.	303,535	106,570
*	VeriFone Holdings, Inc.	1	2

TOTAL — ISRAEL			15,960,280

MALAYSIA — (5.5%)
COMMON STOCKS — (5.5%)
	A&M Realty Berhad	130,000	13,153
	Acoustech Berhad	170,200	33,891
	Aeon Co. Berhad	974,200	1,077,377
*	AMBD Berhad	2,148,100	61,954
	Amway (Malaysia) Holdings Berhad	396,700	769,685
	Ancom Berhad	400,500	57,490
	Ann Joo Resources Berhad	981,750	310,622
*	Anson Perdana Berhad	10,000	125
	APM Automotive Holdings Berhad	215,100	90,342
*	Asas Dunia Berhad	173,000	27,080
*	Asia Pacific Land Berhad	1,888,600	127,664
	Bandar Raya Developments Berhad	1,190,200	350,894
	Berjaya Corp. Berhad	4,994,500	706,987
	Berjaya Land Berhad	1,067,000	951,972
	Bernas Padiberas Nasional Berhad	1,175,200	410,795
	Bimb Holdings Berhad	894,600	206,434

14

	Bolton Properties Berhad	674,600	148,217
	Boustead Holdings Berhad	644,100	560,576
	Cahya Mata Sarawak Berhad	823,600	260,355
	Carlsberg Brewery Malaysia Berhad	655,600	651,824
	Chemical Co. of Malaysia Berhad	472,600	284,391
	Chin Teck Plantations Berhad	33,000	54,222
	Choo Bee Metal Industries Berhad	26,000	8,653
	Cycle & Carriage Bintang Berhad	15,000	8,165
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	40,503
	DNP Holdings Berhad	544,400	105,529
	DRB-Hicom Berhad	1,244,700	258,462
	Dreamgate Corp. Berhad	2,061,200	84,501
	Dutch Lady Milk Industries Berhad	125,700	316,148
	Eastern & Oriental Berhad (6468754)	830,200	139,497
	Eastern & Oriental Berhad (B19ZLW1)	36,000	8,507
	Eastern Pacific Industrial Corp. Berhad	218,100	56,709
	ECM Libra Avenue Berhad	1,592,777	166,245
	Encorp Berhad	196,700	34,421
	Eng Kah Corp. Berhad	32,000	23,149
	Esso Malaysia Berhad	420,600	250,805
	Faber Group Berhad	538,000	97,392
	Far East Holdings Berhad	61,500	86,416
*	Fountain View Development Berhad	808,200	49,287
	Fraser & Neave Holdings Berhad	366,000	907,028
	General Corp. Berhad	225,100	39,020
	George Kent (Malaysia) Berhad	124,200	16,898
	GHL Systems Berhad	308,767	14,892
	Globetronics Technology Berhad	2,587,800	107,105
	Glomac Berhad	370,200	50,626
	Gold Is Berhad	279,600	103,857
*	Golden Plus Holdings Berhad	216,000	47,488
	Grand United Holdings Berhad	787,000	92,540
	Guiness Anchor Berhad	897,100	1,276,687
	GuocoLand (Malaysia) Berhad	1,359,800	309,842
	Hap Seng Consolidated Berhad	1,171,900	692,510
	HLG Capital Berhad	100,400	25,045
	Hock Seng Lee Berhad	1,010,300	129,267
	Hong Leong Industries Berhad	605,900	573,750
	Hovid Berhad	1,803,300	76,997
	Hume Industries (Malaysia) Berhad	412,267	339,768
	Hunza Properties Berhad	500,400	171,197
	Hwang-DBS (Malaysia) Berhad	293,200	88,287
*	IJM Land Berhad	1,207,000	238,959
	IJM Plantations Berhad	1,188,700	676,408
*	Insas Berhad	1,642,200	135,157
	Integrated Logistics Berhad	544,300	78,391
*	Jaks Resources Berhad	800,700	94,887
	Jaya Tiasa Holdings Berhad	436,390	204,108
*	Johan Holdings Berhad	190,600	8,276
	JT International Berhad	550,600	694,834
	K & N Kenanga Holdings Berhad	762,300	88,315

15

*	Karambunai Corp. Berhad	5,564,900	83,397
	Keck Seng (Malaysia) Berhad	552,100	450,145
	KFC Holdings (Malaysia) Berhad	562,000	1,159,202
	Kian Joo Can Factory Berhad	1,091,080	349,605
	Kim Hin Industry Berhad	52,000	13,045
	Kim Loong Resources Berhad	221,760	98,279
	KPJ Healthcare Berhad	327,700	231,698
	KrisAssets Holdings Berhad	88,863	67,432
	KSL Holdings Berhad	649,266	109,738
*	Kub Malaysia Berhad	1,353,500	97,792
	Kuchai Development Berhad	87,100	14,547
	Kulim Malaysia Berhad	536,050	722,518
*	Kumpulan Europlus Berhad	1,228,800	74,361
*	Kumpulan Hartanah Selangor Berhad	708,600	68,530
*	Kurnia Asia Berhad	2,485,800	286,175
*	Kwantas Corp. Berhad	343,600	163,425
*	Land & General Berhad	2,091,400	100,213
	Landmarks Berhad	923,400	205,610
*	LBS Bina Group Berhad	680,600	45,864
	Leader Universal Holdings Berhad	1,018,700	118,740
	Leong Hup Holdings Berhad	427,700	96,630
	Lingkaran Trans Kota Holdings Berhad	915,600	464,993
*	Lion Corp Berhad	616,300	33,810
	Lion Industries Corp. Berhad	424,800	75,270
*	MAA Holdings Berhad	346,666	44,455
*	Malaysia Aica Berhad	48,200	6,551
	Malaysia Building Society Berhad	7,000	1,506
	Malaysian Mosaics Berhad	71,460	14,268
	Malaysian Pacific Industries Berhad	339,500	558,892
	Malaysian Resources Corp. Berhad	1,794,366	391,803
*	Mancon Berhad	12,000	2,894
	Manulife Holdings Berhad	100,800	60,642
	Marco Holdings Berhad	2,835,400	76,164
*	Matrix International Berhad	684,000	53,210
	MBM Resources Berhad	322,366	206,010
*	Measat Global Berhad	160,900	46,089
	Media Prima Berhad	1,115,533	296,528
	Mega First Corp. Berhad	361,600	79,046
*	MEMS Technology Berhad	1,917,000	39,303
	Metro Kajang Holdings Berhad	138,900	30,940
*	Minho (M) Berhad	181,100	12,533
	MNRB Holdings Berhad	497,100	418,462
	MTD ACPI Engineering Berhad	601,000	57,688
	Muhibbah Engineering Berhad	750,150	211,406
*	Mulpha International Berhad	2,268,650	250,961
	Multi-Purpose Holdings Berhad	457,000	132,966
	Naim Cendera Berhad	622,300	238,956
*	Narra Industries Berhad	16,000	1,563
	NCB Holdings Berhad	1,147,200	752,925
	New Straits Times Press (Malaysia) Berhad	720,000	204,862
*	Nikko Electronics Berhad	36,600	227
	Notion VTEC Berhad	1,293,600	71,351

16

	NTPM Holdings Berhad	550,600	74,726
	NV Multi Corp. Berhad	430,900	57,710
*	NWP Holdings Berhad	112,000	8,693
	Nylex (Malaysia) Berhad	618,600	89,718
	OKS Property Holdings Berhad	256,835	24,827
	Oriental Holdings Berhad	10,500	14,417
	OSK Holdings Berhad	1,375,271	373,317
	P.I.E. Industrial Berhad	140,100	146,665
*	Pan Malaysia Cement Works Berhad	766,600	20,842
*	Pan Malaysian Industries Berhad	1,389,000	13,390
	Panasonic Manufacturing Malaysia Berhad	157,184	448,582
*	Panglobal Berhad	14,000	7,335
	Paramount Corp. Berhad	24,000	12,700
	PBA Holdings Berhad	274,100	66,398
	Pelikan International Corp. Berhad	599,560	186,391
	PJ Development Holdings Berhad	1,070,900	128,519
	Pos Malaysia & Services Holdings Berhad	84,000	46,978
*	Prime Utilities Berhad	3,000	83
	Protasco Berhad	575,600	87,831
	Puncak Niaga Holdings Berhad	749,520	536,244
	QL Resources Berhad	673,050	454,880
	QSR Brand Berhad	37,333	25,493
*	Ramunia Holdings Berhad	695,447	65,557
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	572,400	61,195
	Sarawak Oil Palms Berhad	179,660	101,383
	Scientex, Inc. Berhad	344,862	92,185
	Selangor Dredging Berhad	1,118,200	122,721
	Shangri-La Hotels (Malaysia) Berhad	171,200	80,305
	SHL Consolidated Berhad	277,400	91,505
	Sime Darby Berhad	488	738
*	South East Asia Lumber, Inc. Berhad	662,000	46,336
	Southern Acids (Malaysia) Berhad	41,000	16,366
	Southern Steel Berhad	502,800	185,439
*	SPK Sentosa Corp. Berhad	274,000	34,056
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	473,030
*	Subur Tiasa Holdings Berhad	386,085	174,786
*	Sunrise Berhad	836,008	301,256
*	Sunway City Berhad	724,900	319,251
	Sunway Holdings Berhad	1,046,000	194,665
	Supermax Corp. Berhad	708,700	183,527
	Suria Capital Holdings Berhad	672,800	141,799
	Symphony House Berhad	269,840	14,077
	Ta Ann Holdings Berhad	409,380	316,494
	TA Enterprise Berhad	2,890,300	487,978
	Tahp Group Berhad	4,000	3,038
*	Talam Corp. Berhad	1,716,350	67,795
	Tamco Corp. Holdings Berhad	38,025	3,307
	Tan Chong Motor Holdings Berhad	1,344,900	463,293
*	Tasek Corp. Berhad	87,600	84,681
	TDM Berhad	355,500	119,801

17

*	Tebrau Teguh Berhad	1,016,400	121,769
	TH Group Berhad	907,000	184,880
	Thong Guan Industries Berhad	215,100	41,454
	Top Glove Corp. Berhad	555,880	686,890
	Tradewinds (Malaysia) Berhad	371,600	296,692
	TRC Synergy Berhad	64,800	19,656
	UAC Berhad	44,715	34,448
	Uchi Technologies Berhad	487,700	122,591
	Unico-Desa Plantations Berhad	1,853,775	307,594
	Unisem (M) Berhad	921,800	150,910
	United Malacca Rubber Estates Berhad	267,400	420,620
	United Malayan Land Berhad	13,000	3,243
	United Plantations Berhad	535,700	1,488,545
	Utusan Melayu (Malaysia) Berhad	144,500	24,087
	VADS Berhad	165,800	346,442
	VS Industry Berhad	427,326	136,276
	Wah Seong Corp. Berhad	1,157,250	318,205
*	WTK Holdings Berhad	1,165,000	252,589
	Yeo Hiap Seng (Malaysia) Berhad	56,760	17,964
	YTL e-Solutions Berhad	3,485,600	287,042
	Yu Neh Huat Berhad	775,916	245,931
	Zelan Berhad	1,146,600	276,278
TOTAL COMMON STOCKS			38,422,207

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	6,499
*	Malayan United Industries Berhad A2	176,957	5,886
TOTAL PREFERRED STOCKS			12,385

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	40,773
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	335
*	OSK Holdings Berhad Warrants 04/05/09	1,696	43
*	Ramunia Holdings Berhad Warrants 12/20/09	1,840	146
*	Salcon Berhad Warrants 05/17/14	130,000	3,964
*	Sunway Holdings Berhad Rights 02/23/09	348,666	—
TOTAL RIGHTS/WARRANTS			45,261

TOTAL — MALAYSIA			38,479,853

MEXICO — (5.8%)
COMMON STOCKS — (5.8%)
#	Alfa S.A.B. de C.V. Series A	125,200	213,412
* #	Alsea de Mexico S.A.B. de C.V.	482,100	169,455
*	Axtel, S.A.B. de C.V.	195,900	81,129
*	Banco Compartamos S.A. de C.V.	259,200	478,988
* #	Carso Infraestructura y Construccion S.A.B. de CV	394,300	161,921
#	Cia Minera Autlan S.A.B. de C.V.	94,400	179,374
	Consorcio ARA S.A.B. de C.V.	219,200	54,925
*	Consorcio Hogar S.A.B. de C.V. Series B	425,370	48,555

18

*	Corporacion GEO S.A.B. de C.V. Series B	1,330,000	1,467,256
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	568,177
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	767
	Corporacion Moctezuma S.A.B. de C.V.	858,200	1,094,306
	Corporativo Fragua S.A.B. de C.V. Series B	31	205
*	Corporativo GBM S.A.B de C.V.	29,028	7,071
* #	Desarrolladora Homex S.A.B. de C.V.	422,300	1,347,381
*	Dine S.A.B. de C.V.	196,367	72,438
#	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	3,401,680
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	12,904
* #	Empresas ICA S.A.B. de C.V.	1,463,608	2,343,028
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	4,553,015
*	Gruma S.A.B. de C.V. ADR	58,800	101,136
* #	Gruma S.A.B. de C.V. Series B	1,253,434	542,646
#	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	416,078
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	440,542
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	1,833,125
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	1,673,717
	Grupo Continental S.A.B. de C.V.	3,323,559	5,089,216
	Grupo Herdez S.A.B. de C.V.	107,000	91,604
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	354,394
*	Grupo Industrial Saltillo S.A.B. de C.V.	243,300	40,473
* #	Grupo Iusacell S.A.B. de C.V.	37,850	63,174
*	Grupo Kuo S.A.B. de C.V. Series B	222,767	72,099
*	Grupo Nutrisa S.A. de C.V.	188	186
	Grupo Posadas S.A. de C.V. Series L	199,000	152,360
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,320
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	165,465
* #	Industrias CH S.A.B. de C.V. Series B	3,280,048	9,200,472
	Mexichem Sab de CV	238,900	174,594
*	Promotora y Operadora de Infraestructura S.A. de C.V.	3,110	3,463
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	459
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,292
*	Savia S.A. de C.V.	610,700	34,005
#	TV Azteca S.A.B. de C.V. Series A	6,581,300	2,290,375
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	902,500	926,540
#	Vitro S.A.B. de C.V.	736,702	233,820
#	Vitro S.A.B. de C.V. Sponsored ADR	415,043	369,388

TOTAL — MEXICO			40,527,930

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	3,430,211	155,182
	Aboitiz Equity Ventures, Inc.	6,767,000	806,545
	Alaska Milk Corp.	1,404,000	116,612
*	Bacnotan Consolidated Industries, Inc.	185,549	36,428
*	Belle Corp.	20,937,000	251,019
*	Benpres Holdings Corp.	6,381,000	143,007
	Cebu Holdings, Inc.	2,284,000	70,201
*	Digital Telecommunications Phils., Inc.	15,500,000	325,135

19

	Filinvest Development Corp.	11,428,000	244,440
	Filinvest Land, Inc.	156,257,577	1,357,471
*	First Philippines Holdings Corp.	2,269,900	917,228
	Ginebra San Miguel, Inc.	1,003,200	273,163
*	House of Investments, Inc.	732,000	14,616
*	Ionics, Inc.	769,825	7,313
	Jollibee Food Corp.	640,000	526,608
*	Lepanto Consolidated Mining Co. Series B	2,970,000	4,943
*	Mabuhay Holdings Corp.	516,000	1,525
	Macroasia Corp.	447,500	31,524
	Manila Jockey Club, Inc.	163,277	10,341
*	Manila Mining Corp.	149,300,000	27,752
*	Metro Pacific Corp. Series A	1,827,193	80,231
*	Paxys, Inc.	1,757,280	21,538
*	Philex Mining Corp.	2,688,400	255,360
*	Philippine Bank of Communications	14,726	8,549
*	Philippine National Bank	728,975	212,846
*	Philippine National Construction Corp.	173,000	17,895
	Philippine Savings Bank	356,863	286,274
	Philippine Stock Exchange, Inc.	19,800	55,011
*	Philippine Townships, Inc.	216,267	422
	Republic Glass Holding Corp.	507,500	12,856
	RFM Corp.	9,734,268	51,753
	Robinson’s Land Corp. Series B	1,525,870	148,279
	Security Bank Corp.	320,842	158,254
	Semirara Mining Corp.	266,900	162,580
	Shang Properties, Inc.	1,759,970	36,432
	SM Development Corp.	7,811,320	361,181
	Union Bank of the Philippines	47,500	19,832
*	Universal Rightfield Property Holdings, Inc.	1,062,000	628
	Universal Robina Corp.	3,594,015	534,836
*	Victorias Milling Co., Inc.	139,680	2,566
	Vista Land & Lifescapes, Inc.	647,700	13,354
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			7,761,730

POLAND — (1.9%)
COMMON STOCKS — (1.9%)
	Agora SA	156,140	596,995
*	Alchemia SA	113,938	243,241
*	Amica Wronki SA	24,082	49,554
	Apator SA	24,153	66,051
	Asseco Poland SA	27,615	370,594
*	Bank Przemyslowo Handlowy BPH SA	12,274	122,296
*	Barlinek SA	15,043	6,396
*	Bioton SA	2,362,149	134,262
*	Budimex SA	37,430	591,873
*	Cersanit SA	144,105	373,935
	Ciech SA	8,204	56,193
	Debica SA	29,862	302,743
	Decora SA	9,066	21,205

20

*	Echo Investment SA	1,181,980	652,429
	Elektrobudowa SA	10,608	424,414
	Eurocash SA	160,686	390,496
*	Fabryki Mebli Forte SA	55,216	59,680
*	Farmacol SA	61,368	437,577
*	Ferrum SA	309	394
	Grupa Kety SA	39,137	668,964
*	Grupa Lotos SA	44,240	98,331
	Impexmetal SA	599,390	233,775
*	Koelner SA	14,231	33,302
*	Kroscienskie Huty Szkla Krosno SA	43,176	5,778
*	Lentex SA	24,214	70,012
*	LPP SA	1,283	397,257
*	MNI SA	253,024	161,790
*	Mondi Packaging Paper Swiecie SA	30,048	338,054
	Mostostal Siedlce SA	677,652	476,927
*	Mostostal Warszawa SA	37,200	508,970
	Multimedia Polska SA	64,141	131,089
*	Netia Holdings SA	1,021,505	755,406
*	NG2 SA	64,565	701,219
	Orbis SA	137,403	976,663
	Pekaes SA	24,538	56,233
*	Polska Grupa Farmaceutyczna SA	33,497	179,591
*	Raciborska Fabryka Kotlow SA	245,241	239,710
	Sniezka SA	5,612	35,650
*	Stalexport SA	666,131	365,999
*	Synthos SA	1,813,162	196,245
*	Vistula Group SA	232,490	162,329
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	683,549
	Zaklady Azotowe Pulawy SA	11,032	126,891
	Zaklady Tluszcowe Kruszwica SA	37,250	454,275
	Zelmer SA	12,580	85,078

TOTAL — POLAND			13,043,415

SOUTH AFRICA — (7.1%)
COMMON STOCKS — (7.1%)
	Adcorp Holdings, Ltd.	55,220	123,403
	Advtech, Ltd.	486,983	175,334
	Aeci, Ltd.	194,895	967,032
	Afgri, Ltd.	191,518	91,822
*	Aflease Gold, Ltd.	195,228	29,937
	African Oxygen, Ltd.	159,965	369,903
*	AG Industries, Ltd.	1,647,458	56,468
	Allied Electronics Corp., Ltd.	163,698	380,656
	Allied Technologies, Ltd.	27,806	136,363
	Argent Industrial, Ltd.	37,236	35,370
*	Argility, Ltd.	65,013	—
	Astral Foods, Ltd.	76,673	679,524
	Aveng, Ltd.	640,099	1,635,334
*	Avusa, Ltd.	392,940	681,715
	Barloworld, Ltd.	274,995	898,179

21

	Bell Equipment, Ltd.	158,539	204,483
	Business Connexion Group	229,687	82,933
	Capitec Bank Holdings, Ltd.	83,248	243,211
	Cashbuild, Ltd.	21,666	120,591
	Ceramic Industries, Ltd.	31,493	230,336
*	Cipla Medpro South Africa, Ltd.	59,815	15,180
	City Lodge Hotels, Ltd.	49,919	353,152
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	19,113
	Data Tec, Ltd.	63,282	93,882
	Datacentrix Holdings, Ltd.	20,000	6,014
	Delta Electrical Industries, Ltd.	83,032	74,948
	Dimension Data Holdings P.L.C.	3,458,471	1,780,949
	Distell Group, Ltd.	297,735	1,658,186
*	Distribution & Warehousing Network, Ltd.	246,389	168,379
*	Dorbyl, Ltd.	222,291	129,812
	Durban Roodeport Deep, Ltd.	205,141	141,076
*	ElementOne, Ltd.	325,845	381,144
	Famous Brands, Ltd.	9,678	15,075
	Foschini, Ltd.	291,794	1,296,421
	Gold Reef Resorts, Ltd.	221,948	362,825
	Grindrod, Ltd.	1,607,864	2,084,297
	Group Five, Ltd.	185,829	581,648
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,082,873
	Hudaco Industries, Ltd.	35,654	215,506
	Hulamin, Ltd.	93,729	118,209
	Iliad Africa, Ltd.	294,962	230,230
	Illovo Sugar, Ltd.	144,389	335,669
	Imperial Holdings, Ltd.	390,315	1,948,450
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	1,161,251	4,121,644
*	JSE, Ltd.	156,043	603,188
*	Kap International Holdings, Ltd.	1,834,945	232,815
	Lewis Group, Ltd.	195,252	817,549
*	M Cubed Holdings, Ltd.	385,000	7,543
	Medi-Clinic Corp., Ltd.	267,998	568,136
*	Merafe Resources, Ltd.	4,526,666	309,979
*	Metorex, Ltd.	1,453,388	306,105
	Metropolitan Holdings, Ltd.	1,094,032	1,293,320
	Mr. Price Group, Ltd.	534,122	1,349,440
	Mustek, Ltd.	784,364	214,650
	Mvelaphanda Group, Ltd.	50,330	21,344
	Nampak, Ltd.	652,754	832,820
	Network Healthcare Holdings, Ltd.	849,829	733,678
	New Clicks Holdings, Ltd.	694,856	1,114,951
	Nu-World Holdings, Ltd.	28,894	42,408
	Oceana Group, Ltd.	235,042	527,075
	Omnia Holdings, Ltd.	62,755	304,929
	Peregrine Holdings, Ltd.	284,495	199,295
	PSG Group, Ltd.	145,126	203,967
	Rainbow Chicken, Ltd.	58,476	79,734
*	Randgold & Exploration Co., Ltd.	60,670	—

22

	Raubex Group, Ltd.	155,670	257,116
	Redefine Income Fund, Ltd.	34,692	23,028
	Reunert, Ltd.	419,640	1,932,459
	Santam, Ltd.	54,722	416,566
*	SecureData Holdings, Ltd.	339,582	19,909
	Sentula Mining, Ltd.	825,428	389,558
*	Simmer & Jack Mines, Ltd.	607,057	123,604
	Spur Corp., Ltd.	53,697	39,813
	Sun International, Ltd.	131,171	1,129,093
*	Super Group, Ltd.	3,329,723	501,308
	The Spar Group, Ltd.	375,270	2,007,960
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	625,434	4,046,602
	Trans Hex Group, Ltd.	153,546	28,514
	Trencor, Ltd.	97,601	190,092
	UCS Group, Ltd.	144,872	24,999
	Value Group, Ltd.	321,111	91,229
*	Wesizwe Platinum, Ltd.	359,842	40,558
	Wilson Bayly Holme-Ovcon, Ltd.	190,920	1,802,349
	Woolworths Holdings, Ltd.	1,520,797	1,991,858

TOTAL — SOUTH AFRICA			49,176,817

SOUTH KOREA — (10.7%)
COMMON STOCKS — (10.7%)
*	Aekyung Petrochemical Co., Ltd.	7,150	74,198
*	Asia Cement Manufacturing Co., Ltd.	3,603	104,721
*	Asia Paper Manufacturing Co., Ltd.	8,880	37,435
*	Asiana Airlines, Inc.	176,710	513,762
*	AUK Corp.	2,160	1,991
*	Baek Kwang Mineral Products Co., Ltd.	1,860	17,574
* #	Bing Grae Co., Ltd.	12,140	346,362
*	Bohae Brewery Co., Ltd.	1,100	10,659
	Boo Kook Securities Co., Ltd.	7,410	90,133
*	Boryung Pharmaceutical Co., Ltd.	3,586	60,514
#	Bu Kwang Pharmaceutical Co., Ltd.	26,171	372,258
*	Busan Bank	260,060	1,168,119
*	BYC Co., Ltd.	710	66,090
*	Byuck San Corp.	5,300	29,237
* #	Byuck San Engineering and Construction Co., Ltd.	38,300	59,529
*	C & Heavy Industries Co., Ltd.	22,433	10,230
*	Capro Corp.	50,930	167,743
* #	Celrun Co., Ltd.	22,630	32,577
	Cheil Worldwide, Inc.	8,623	1,117,997
*	Cho Kwang Leather Co., Ltd.	10,640	39,167
*	Cho Kwang Paint Co., Ltd.	12,070	17,336
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	30,021
* #	Chong Kun Dang Pharmaceutical Corp.	22,392	276,177
*	Choongwae Holdings Co., Ltd.	5,482	20,877
*	Choongwae Pharmaceutical Corp.	10,203	67,169
*	Chosun Refractories Co., Ltd.	2,210	120,415
* #	Chungho Comnet Co., Ltd.	2,320	20,934

23

#	CJ CGV Co., Ltd.	28,890	292,817
* #	CJ Corp.	26,223	623,914
*	Cosmochemical Co., Ltd.	14,640	38,976
*	Crown Confectionery Co., Ltd.	1,360	51,692
*	Dae Dong Industrial Co., Ltd.	6,090	68,196
*	Dae Ho Corp.	543	51
*	Dae Hyun Co., Ltd.	51,280	16,360
*	Dae Sang Corp.	34,350	124,078
*	Dae Won Kang Up Co., Ltd.	80,800	90,862
* #	Daeduck Electronics Co., Ltd.	36,917	86,991
* #	Daeduck Industries Co., Ltd.	21,536	74,908
*	Daegu Bank Co., Ltd.	261,800	1,312,732
* #	Daehan City Gas Co., Ltd.	11,541	182,616
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	252,360
* #	Daehan Flour Mills Co., Ltd.	2,110	155,102
	Daehan Synthetic Fiber Co., Ltd.	1,750	75,055
	Daekyo Co., Ltd.	98,400	300,508
* #	Daekyung Machinery & Engineering Co., Ltd.	54,200	59,127
* #	Daelim Industrial Co., Ltd.	56,180	1,863,221
*	Daelim Trading Co., Ltd.	17,730	52,388
*	Daesang Holdings Co., Ltd.	7,072	11,847
* #	Daesung Industrial Co., Ltd.	6,130	265,180
* #	Daewoo Motor Sales Corp.	31,830	137,779
	Daewoong Co., Ltd.	6,546	82,666
#	Daewoong Pharmaceutical Co., Ltd.	10,853	387,374
*	Dahaam E-Tec Co., Ltd.	2,200	46,392
	Daishin Securities Co., Ltd.	91,200	1,065,478
* #	Daiyang Metal Co., Ltd.	22,400	25,881
* #	Daou Technology, Inc.	56,480	230,103
*	Digital Power Communications Co., Ltd.	50,540	30,948
*	Dong Ah Tire Industrial Co., Ltd.	22,245	100,709
	Dong Bu Insurance Co., Ltd.	42,460	437,687
*	Dong IL Rubber Belt Co., Ltd.	13,290	15,171
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	216,696
* #	Dong-A Pharmaceutical Co., Ltd.	18,194	1,157,431
*	Dongbang Agro Co., Ltd.	19,470	87,592
*	Dongbang Transport Logistics Co., Ltd.	26,000	46,536
*	Dongbu Corp.	25,950	114,574
* #	Dongbu HiTek Co., Ltd.	32,873	78,152
#	Dongbu Securities Co., Ltd.	35,541	131,492
* #	Dongbu Steel Co., Ltd.	30,980	123,519
*	Dong-Il Corp.	3,124	112,484
*	Dongil Paper Manufacturing Co., Ltd.	37,700	22,190
* #	Dongwon F&B Co., Ltd.	3,360	61,120
* #	Dongwon Industries Co., Ltd.	3,115	195,553
* #	Dongwon Systems Corp.	138,447	114,288
* #	Dongyang Mechatronics Corp.	44,411	76,230
* #	Doosan Construction & Engineering Co., Ltd.	83,770	336,622
*	DPI Co., Ltd.	8,565	35,778
*	DuzonBIzon Co., Ltd.	29,690	12,404
* #	E1 Corp.	7,720	382,880
*	Eagon Industrial Co., Ltd.	3,120	11,761

24

*	En Paper Manufacturing Co., Ltd.	23,440	28,642
*	e-Starco Co., Ltd.	59,320	19,638
*	F&F Co., Ltd.	21,060	39,412
* #	First Fire & Marine Insurance Co., Ltd.	23,310	80,687
* #	Firstech Co., Ltd.	29,829	28,213
* #	Foosung Co., Ltd.	46,809	100,038
*	Fursys, Inc.	15,560	220,639
*	Gaon Cable Co., Ltd.	4,470	61,674
*	GIIR, Inc.	14,410	99,136
* #	Global & Yuasa Battery Co., Ltd.	16,060	235,714
* #	Green Cross Corp.	6,272	389,441
*	Green Cross Holdings Corp.	1,825	78,961
#	Green Non-Life Insurance Co., Ltd.	4,877	15,688
#	Gwangju Shinsegae Co., Ltd.	1,820	127,847
*	Halla Climate Control Corp.	106,070	532,015
*	Halla Engineering & Construction Corp.	13,160	113,730
* #	Han All Pharmaceutical Co., Ltd.	34,948	60,088
* #	Han Kuk Carbon Co., Ltd.	28,623	111,871
#	Han Yang Securities Co., Ltd.	12,760	73,376
	Handok Pharmaceuticals Co., Ltd.	12,760	101,352
* #	Handsome Corp.	34,799	209,173
* #	Hanil Cement Manufacturing Co., Ltd.	11,411	516,420
*	Hanil Construction Co., Ltd.	8,938	27,578
*	Hanil E-Wha Co., Ltd.	38,970	37,805
*	Hanil Iron & Steel Co., Ltd.	2,450	14,287
* #	Hanjin Transportation Co., Ltd.	13,211	335,095
*	Hankook Cosmetics Co., Ltd.	25,320	44,154
	Hankook Shell Oil Co., Ltd.	1,620	82,313
*	Hankook Synthetics, Inc.	550	38
*	Hankuk Electric Glass Co., Ltd.	3,760	61,012
*	Hankuk Glass Industries, Inc.	12,660	170,971
* #	Hankuk Paper Manufacturing Co., Ltd.	5,840	102,813
* #	Hanmi Pharm Co., Ltd.	14,831	1,152,228
*	Hansae Co., Ltd.	16,560	22,526
*	Hansae Yes24 Holdings Co., Ltd.	5,520	11,843
* #	Hansol Chemical Co., Ltd.	12,170	39,470
* #	Hansol CSN Co., Ltd.	65,160	41,878
* #	Hansol LCD, Inc.	5,777	70,100
* #	Hansol Paper Co., Ltd.	53,310	333,337
* #	Hanssem Co., Ltd.	30,600	130,368
* #	Hanwha Chemical Corp.	155,677	810,948
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	118,677
	Hanwha Securities Co., Ltd.	65,931	344,533
*	Hanwha Timeworld Co., Ltd.	5,120	35,834
*	Hite Holdings Co., Ltd.	12,830	145,778
#	HMC Investment Securities Co., Ltd.	21,374	201,765
* #	Hotel Shilla Co., Ltd.	64,708	592,692
*	HS R&A Co., Ltd.	1,460	4,957
#	Huchems Fine Chemical Corp.	31,846	491,291
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	79,818	282,242
*	Husteel Co., Ltd.	7,220	92,072
*	Hwa Sung Industrial Co., Ltd.	12,520	46,079

25

*	Hwacheon Machinery Works Co., Ltd.	2,200	18,118
*	Hwashin Co., Ltd.	22,220	23,658
* #	Hyosung T & C Co., Ltd.	11,400	395,055
*	Hyundai Auton Co., Ltd.	235,770	482,100
*	Hyundai Cement Co., Ltd.	10,020	86,688
* #	Hyundai Corp.	21,801	250,189
*	Hyundai Department Store Co., Ltd.	21,041	961,204
*	Hyundai DSF Co., Ltd.	7,510	36,245
* #	Hyundai Elevator Co., Ltd.	7,294	299,287
* #	Hyundai H & S Co., Ltd.	6,210	273,975
#	Hyundai Hysco	91,740	418,398
#	Hyundai Marine & Fire Insurance Co., Ltd.	132,660	1,164,870
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	22,164
* #	IHQ, Inc.	22,450	20,701
	Il Dong Pharmaceutical Co., Ltd.	7,553	132,420
*	Il Sung Construction Co., Ltd.	4,300	16,533
	Il Yang Pharmaceutical Co., Ltd.	19,910	235,424
*	Iljin Display Co., Ltd.	2,568	13,533
*	Iljin Electric Co., Ltd.	26,649	74,018
* #	Iljin Holdings Co., Ltd.	27,632	47,691
*	Ilshin Spinning Co., Ltd.	1,730	74,904
* #	Ilsung Pharmaceutical Co., Ltd.	2,040	91,025
	InziControls Co., Ltd.	1,260	1,745
*	IS Dongseo Co., Ltd.	7,558	38,140
* #	ISU Chemical Co., Ltd.	7,920	62,669
* #	Jahwa Electronics Co., Ltd.	16,460	48,597
*	Jeil Pharmaceutical Co.	18,840	73,542
#	Jeonbuk Bank, Ltd.	63,490	204,575
#	Jinheung Mutual Savings Bank Co., Ltd.	24,579	31,382
* #	K.C. Tech Co., Ltd.	26,277	57,033
* #	Keangnam Enterprises, Ltd.	21,653	82,124
* #	KEC Holdings Co., Ltd.	18,229	10,415
*	Kedcom Co., Ltd.	42,070	25,501
* #	KG Chemical Corp.	8,410	35,894
*	KISCO Corp.	10,860	338,489
* #	KISWIRE, Ltd.	16,703	353,030
* #	Kolon Engineering & Construction Co., Ltd.	21,890	99,604
*	Kolon Industries, Inc.	23,890	462,459
	Korea Cast Iron Pipe Co., Ltd.	26,090	48,963
*	Korea Circuit Co., Ltd.	19,330	30,108
*	Korea Cottrell Co., Ltd.	14,960	82,388
* #	Korea Development Co., Ltd.	14,820	60,057
	Korea Development Leasing Corp.	4,545	99,686
#	Korea Electric Terminal Co., Ltd.	14,990	114,220
* #	Korea Export Packing Industries Co., Ltd.	3,990	20,287
*	Korea Flange Co., Ltd.	6,900	33,794
	Korea Investment Holdings Co., Ltd.	15,000	300,296
*	Korea Iron & Steel Co., Ltd.	3,289	124,450
* #	Korea Komho Petrochemical Co., Ltd.	26,400	397,955
*	Korea Line Corp.	13,950	641,660
	Korea Mutual Savings Bank	6,040	66,678
* #	Korea Petrochemical Industry Co., Ltd.	10,960	157,838

26

	Korea Reinsurance Co., Ltd.	185,883	1,261,570
*	Korea Technology Industry Co., Ltd.	97,090	123,320
* #	Korea Zinc Co., Ltd.	17,132	1,091,428
*	Korean Air Terminal Service Co., Ltd.	3,350	63,318
#	Korean French Banking Corp.	66,958	30,290
* #	KP Chemical Corp.	121,051	420,340
	KPX Chemical Co., Ltd.	3,250	93,537
#	KPX Fine Chemical Co., Ltd.	3,171	77,442
	KPX Holdings Corp.	3,008	69,707
* #	KTB Securities Co., Ltd.	80,240	177,425
* #	Kukdo Chemical Co., Ltd.	8,450	121,146
*	Kukdong Oil & Chemicals Co., Ltd.	3,623	29,614
	Kukje Pharm Ind. Co., Ltd.	13,468	21,636
	Kumbi Corp.	670	15,398
* #	Kumho Electronics Co., Ltd.	7,292	116,786
*	Kumho Industrial Co., Ltd.	46,110	454,107
	Kumho Investment Bank	101,210	34,071
* #	Kumho Tire Co., Inc.	90,000	292,646
*	Kumkang Industrial Co., Ltd.	5,810	31,515
*	Kunsul Chemical Industrial Co., Ltd.	7,190	53,643
* #	Kwang Dong Pharmaceutical Co., Ltd.	74,760	162,538
	Kyeryong Construction Industrial Co., Ltd.	10,770	149,279
#	Kyobo Securities Co., Ltd.	44,300	252,738
*	Kyung Dong Navien Co., Ltd.	1,740	23,453
* #	Kyungbang Co., Ltd.	1,100	54,860
*	Kyungdong City Gas Co., Ltd.	2,270	78,593
*	Kyung-in Synthetic Corp.	2,517	27,037
*	Kyungnam Energy Co., Ltd.	28,770	47,789
*	Lee Ku Industrial Co., Ltd.	35,635	26,057
* #	LG Fashion Corp.	36,645	477,699
	LG International Corp.	65,552	851,032
* #	LG Life Sciences, Ltd.	26,935	772,922
#	LIG Insurance Co., Ltd.	79,960	648,619
*	Lotte Chilsung Beverage Co., Ltd.	1,401	876,891
*	Lotte Confectionary Co., Ltd.	990	867,948
* #	Lotte Midopa Co., Ltd.	61,160	336,712
*	Lotte Sam Kang Co., Ltd.	1,770	169,598
* #	LS Industrial Systems Co., Ltd.	35,930	1,223,258
#	Macquarie Korea Infrastructure Fund	24,513	89,788
#	Manho Rope & Wire Co., Ltd.	3,950	34,836
#	Meritz Fire Marine Insurance Co., Ltd.	180,948	459,705
#	Meritz Securities Co., Ltd.	278,555	180,616
	Miwon Commercial Co., Ltd.	1,280	34,233
* #	Moorim Paper Co., Ltd.	21,778	120,548
*	Motonic Corp.	20,900	90,973
* #	Namhae Chemical Corp.	63,074	983,631
* #	Namkwang Engineering & Construction Co., Ltd.	24,512	208,043
*	Namyang Dairy Products Co., Ltd.	745	249,520
*	Nasan Co., Ltd.	23,824	17,262
*	National Plastic Co., Ltd.	3,250	16,551
#	NCsoft Corp.	32,130	1,447,699
*	Nexen Corp.	3,320	44,003

27

	NH Investment & Securities Co., Ltd.	59,219	279,497
* #	Nong Shim Co., Ltd.	4,914	711,103
* #	Nong Shim Holdings Co., Ltd.	5,210	203,775
*	Noroo Paint Co., Ltd.	14,277	24,053
*	ON*Media Corp.	106,370	141,885
* #	ORION Corp.	7,780	787,818
*	Ottogi Corp.	3,910	374,216
*	Pacific Corp.	6,730	449,735
*	Pacific Pharmaceutical Co., Ltd.	2,030	39,367
*	PaperCorea, Inc.	13,740	59,961
	Pohang Coated Steel Co., Ltd.	6,320	73,483
*	Poong Lim Industrial Co., Ltd.	31,880	42,798
* #	Poongsan Corp.	34,931	252,260
* #	Poongsan Holdings Corp.	6,567	53,737
*	Prime Entertainment Co., Ltd.	2,676	1,165
*	Pulmuone Co., Ltd.	2,916	169,388
*	Pum Yang Construction Co., Ltd.	8,260	56,952
* #	Pusan City Gas Co., Ltd.	14,730	185,736
*	Pyung Hwa Holdings Co., Ltd.	3,205	2,419
*	Pyung Hwa Industrial Co., Ltd.	1,116	1,145
*	S&T Corp.	93	1,127
* #	S&T Daewoo Co., Ltd.	12,330	82,521
* #	S&T Dynamics Co., Ltd.	37,642	237,240
* #	S&T holdings Co, Ltd.	31,368	116,297
	S1 Corp.	28,093	959,389
*	Saehan Industries, Inc.	65,180	336,747
*	Saehan Media Corp.	15,530	12,106
* #	Sajo Industries Co., Ltd.	5,990	94,291
*	Sajodaerim Corp.	4,770	42,044
* #	Sam Jin Pharmaceutical Co., Ltd.	25,658	278,587
* #	Sam Kwang Glass Industrial Co., Ltd.	4,820	65,458
*	Sam Whan Camus Co., Ltd.	5,270	18,774
*	Sam Yung Trading Co., Ltd.	13,450	27,043
* #	Sambu Construction Co., Ltd.	10,903	156,965
* #	Samchully Co., Ltd.	5,480	472,166
* #	Samho International Co., Ltd.	12,681	25,715
*	Samhwa Crown and Closure Co., Ltd.	730	7,937
*	Samhwa Paints Industrial Co., Ltd.	26,400	64,537
*	Samick Musical Instruments Co., Ltd.	146,160	58,586
*	Samsung Climate Control Co., Ltd.	6,810	26,072
	Samsung Fine Chemicals Co., Ltd.	37,500	1,148,715
*	Samwhan Corp.	13,660	106,727
* #	Samyang Corp.	8,990	180,023
* #	Samyang Foods Co., Ltd.	7,360	78,951
*	Samyang Genex Co., Ltd.	4,026	180,336
*	Samyang Tongsang Co., Ltd.	1,760	21,374
* #	Samyoung Electronics Co., Ltd.	17,870	98,061
* #	Seah Besteel Corp.	21,720	236,144
*	SeAH Holdings Corp.	4,160	188,787
*	SeAH Steel Corp.	5,500	168,588
*	Sebang Co., Ltd.	15,655	113,450
*	Sejong Industrial Co., Ltd.	21,610	53,733

28

* #	Seoul City Gas Co., Ltd.	3,590	142,702
#	Seoul Securities Co., Ltd.	447,434	332,621
* #	Serim Paper Manufacturing Co., Ltd.	24,240	93,582
* #	Sewon Cellontech Co., Ltd.	50,071	239,641
*	SGWICUS Corp.	16,060	14,838
*	SH Chemical Co., Ltd.	148,722	40,033
*	Shin Won Corp.	60,100	48,190
	Shin Young Securities Co., Ltd.	10,600	220,001
*	Shinhan Engineering & Construction Co., Ltd.	3,676	26,152
*	Shinil Engineering Co., Ltd.	4,010	9,381
*	Shinpoong Pharmaceutical Co., Ltd.	4,680	58,101
	Shinsegae Engineering & Construction Co., Ltd.	2,990	27,317
*	Shinsung Engineering Co., Ltd.	7,604	18,023
*	Shinsung FA Co., Ltd.	7,604	15,984
* #	Shinsung Holdings Co., Ltd.	15,210	66,825
* #	Sindo Ricoh Co., Ltd.	11,169	424,372
* #	SJM Co., Ltd.	22,510	51,417
#	SK Chemicals Co., Ltd.	22,820	548,155
	SK Energy Co., Ltd.	12	684
	SK Gas Co., Ltd.	9,960	363,147
* #	SKC Co., Ltd.	36,520	343,654
	SL Corp.	19,820	36,859
#	Solomon Mutual Savings Bank	11,267	17,480
*	Songwon Industrial Co., Ltd.	12,420	38,846
*	Ssangyong Cement Industry Co., Ltd.	79,381	343,523
*	Ssangyong Corp.	8,372	36,497
* #	Ssangyong Motor Co.	137,030	131,607
* #	STX Corp.	31,266	443,393
* #	STX Engine Co., Ltd.	42,322	678,128
*	STX Shipbuilding Co., Ltd.	104,630	1,058,834
*	Suheung Capsule Co., Ltd.	16,030	59,783
*	Sung Shin Cement Co., Ltd.	16,490	45,189
*	Sungchang Enterprise Holdings, Ltd.	6,150	82,011
* #	Sungwon Corp.	49,310	126,172
*	Sunjin Co., Ltd.	2,840	38,338
#	Sunkyong Securities Co., Ltd.	382,400	403,871
*	Tae Kwang Industrial Co., Ltd.	880	580,307
*	Tae Kyung Industrial Co., Ltd.	29,140	75,128
	Taegu Department Store	13,040	71,667
* #	Taeyoung Engineering & Construction	90,740	292,363
*	Tai Han Electric Wire Co., Ltd.	46,650	518,717
*	Tai Lim Packaging Industries Co., Ltd.	62,000	29,811
*	TCC Steel	3,269	27,748
* #	Tec & Co.	25,071	34,123
*	Telcoware Co., Ltd.	9,000	40,342
* #	Tong Yang Major Corp.	70,586	126,397
#	Tong Yang Securities, Inc.	146,666	779,261
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	13,298	23,002
*	TS Corp.	5,500	227,462
* #	Uangel Corp.	12,280	56,504
*	Unid Co., Ltd.	6,000	126,110

29

* #	Union Steel Manufacturing Co., Ltd.	13,912	140,477
* #	Whanin Pharmaceutical Co., Ltd.	13,650	118,127
*	Woongjin Thinkbig Co., Ltd.	34,669	421,538
* #	Woongjin.Com Co., Ltd.	62,107	508,070
* #	Woori Financial Co., Ltd.	20,620	48,347
*	WooSung Feed Co., Ltd.	17,000	15,492
*	YESCO Co., Ltd.	5,950	120,943
* #	Yoosung Enterprise Co., Ltd.	33,540	41,816
* #	Youlchon Chemical Co., Ltd.	32,710	155,836
*	Young Poong Mining & Construction Corp.	1,580	63
*	Young Poong Paper Manufacturing Co., Ltd.	2,170	39,046
*	Youngbo Chemical Co., Ltd.	12,640	11,765
*	Youngone Corp.	75,880	354,940
*	Youngpoong Corp.	2,040	809,143
*	Yuhan Corp.	10,965	1,586,881
	Yuhwa Securities Co., Ltd.	12,910	119,778
* #	Yungjin Pharm Co., Ltd.	95,136	63,802
*	Yuyang Telecom Co., Ltd.	5,530	17,858
*	ZeroOne Interactive Co., Ltd.	16,000	1,784
TOTAL COMMON STOCKS			74,462,267

RIGHTS/WARRANTS — (0.0%)
*	Shinsung Holdings Co., Ltd. Rights 02/09/09	6,082	10,802

TOTAL — SOUTH KOREA			74,473,069

TAIWAN — (9.3%)
COMMON STOCKS — (9.3%)
*	A.G.V. Products Corp.	741,782	139,872
	Aaeon Technology, Inc.	169,313	181,298
	Ability Enterprise Co., Ltd.	730,171	463,607
	Abocom Systems, Inc.	470	69
	Acbel Polytech, Inc.	773,731	283,048
	Acer, Inc.	241,157	299,485
	Altek Corp.	499,202	397,715
	Ampoc Far East Co., Ltd.	158,444	30,859
	Amtran Technology Co., Ltd.	1,045,503	317,373
	Apex Biotechnology Corp.	178,592	237,453
*	Apex Science & Engineering Corp.	124,000	18,915
*	Arima Computer Corp.	820,840	60,199
*	Arima Optoelectronics Corp.	92,594	9,495
	Asia Chemical Corp.	559,000	207,041
	Asia Polymer Corp.	495,936	245,168
	Asia Vital Components Co., Ltd.	362,569	138,179
	Aten International Co., Ltd.	184,560	223,121
	Aurora Corp.	541,499	360,370
	Aurora Systems Corp.	244,244	102,946
	Avermedia Technologies, Inc.	358,858	234,690
*	Behavior Tech Computer Corp.	775	37
	Bes Engineering Corp.	2,691,750	477,902
	Biostar Microtech International Corp.	231,975	48,044

30

	C Sun Manufacturing, Ltd.	248,878	63,473
*	Carnival Industrial Corp.	656,000	71,236
	Cathay Real Estate Development Co., Ltd.	9,000	1,832
	Central Reinsurance Co., Ltd.	826,402	179,242
	Chain Qui Development Co., Ltd.	226,083	71,185
	Champion Building Materials Co., Ltd.	545,759	107,376
	Charoen Pokphand Enterprises Co., Ltd.	351,000	109,376
	Cheng Loong Corp.	1,760,330	328,205
	Chenming Mold Industrial Corp.	276,437	71,906
*	Chia Her Industrial Co., Ltd.	539,000	12,718
*	Chia Hsin Cement Corp.	1,068,304	363,366
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,085
	Chicony Electronics Co., Ltd.	609,652	550,374
	Chilisin Electronics Corp.	207,535	41,485
	China Chemical & Pharmaceutical Co.	408,000	149,351
	China Ecotek Corp.	170,000	158,975
	China Electric Manufacturing Co., Ltd.	694,900	202,393
*	China General Plastics Corp.	665,000	169,463
	China Glaze Co., Ltd.	329,423	59,042
	China Hi-Ment Corp.	396,348	391,326
*	China Life Insurance Co., Ltd.	1,647,177	554,663
	China Man-Made Fiber Co., Ltd.	2,399,879	274,489
	China Metal Products Co., Ltd.	417,825	195,144
	China Motor Co., Ltd.	115,000	28,087
*	China Rebar Co., Ltd.	55,174	7,425
	China Steel Chemical Corp.	412,554	622,212
	China Steel Structure Co., Ltd.	232,000	88,929
	China Synthetic Rubber Corp.	712,954	587,307
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	76,749
	Chinese Maritime Transport, Ltd.	446,850	704,239
	Ching Feng Home Fashions Industries Co., Ltd.	199,403	23,399
	Chin-Poon Industrial Co., Ltd.	558,649	157,092
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	553,532	294,114
	Chun Yu Works & Co., Ltd.	469,000	100,341
	Chun Yuan Steel Industrial Co., Ltd.	1,016,055	287,131
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	288,444
	Chung Hwa Pulp Corp.	843,594	207,982
*	CMC Magnetics Corp.	1,700,000	234,043
	Collins Co., Ltd.	462,700	96,537
	Compal Communications, Inc.	223,000	144,422
	Compeq Manufacturing Co., Ltd.	2,207,000	269,086
	Continental Engineering Corp.	1,297,067	310,078
	Cosmo Electronics Corp.	207,900	164,192
*	Cosmos Bank Taiwan	575,090	31,278
	CTCI Corp.	950,013	589,843
	CX Technology Co., Ltd.	108,368	22,498
	Cybertan Technology, Inc.	424,372	283,037
	Cyntec Co., Ltd.	319,324	262,279
	Da-Cin Construction Co., Ltd.	482,711	158,431
	De Licacy Industries Co., Ltd.	100,000	13,660

31

*	Delpha Construction Co., Ltd.	462,000	35,189
*	Der Pao Construction Co., Ltd.	476,000	11,621
	Diamond Flower Electric Instrument Co., Ltd.	201,509	224,691
	D-Link Corp.	788,303	436,975
	Eastern Media International	2,366,337	234,234
	Eclat Textile Co., Ltd.	236,196	66,818
	Edom Technology Co., Ltd.	238,776	40,490
	Elan Microelectronics Corp.	598,728	435,424
	E-Lead Electronic Co., Ltd.	82,942	30,392
	Elite Material Co., Ltd.	337,544	54,008
	Elite Semiconductor Memory Technology, Inc.	53,200	31,548
	Elitegroup Computer Systems Co., Ltd.	155,182	25,802
	Enlight Corp.	149,899	1,873
*	EnTie Commercial Bank	293,603	86,086
	Eternal Chemical Co., Ltd.	429,000	185,433
	Everest Textile Co., Ltd.	830,562	95,125
	Evergreen International Storage & Transport Corp.	1,691,000	777,453
	Everlight Chemical Industrial Corp.	655,000	171,980
*	Evertop Wire Cable Corp.	290,461	33,628
	Excel Cell Electronics Co., Ltd.	143,000	31,167
*	Far Eastern International Bank	381,048	56,237
	Federal Corp.	742,244	217,078
	Feng Hsin Iron & Steel Co., Ltd.	100	107
	Feng Tay Enterprise Co., Ltd.	791,561	357,713
*	FIC Global, Inc.	27,289	2,965
	First Copper Technology Co., Ltd.	703,000	105,569
	First Hotel	386,323	203,465
	First Steamship Co., Ltd.	304,000	283,260
	Flytech Technology Co., Ltd.	123,750	160,093
	Formosa Epitaxy, Inc.	226,758	75,729
	Formosan Rubber Group, Inc.	841,000	268,726
	Fortune Electric Co., Ltd.	415,800	355,190
*	Fu I Industrial Co., Ltd.	97,900	20,903
	Fwuson Industry Co., Ltd.	466,590	94,947
	G Shank Enterprise Co., Ltd.	325,256	122,798
	G.T.M. Corp.	338,000	70,317
	Gem Terminal Industries Co., Ltd.	293,579	100,349
	Giant Manufacture Co., Ltd.	528,328	1,120,306
	Giga-Byte Technology Co., Ltd.	1,390,800	489,922
	Globe Union Industrial Corp.	426,944	145,069
	Gold Circuit Electronics, Ltd.	839,056	155,795
	Goldsun Development & Construction Co., Ltd.	2,083,478	542,716
	Good Will Instrument Co., Ltd.	141,120	50,459
*	Grand Pacific Petrochemical Corp.	1,130,000	144,855
	Grape King, Inc.	183,000	79,936
	Great China Metal Industry Co., Ltd.	462,000	165,526
	Great Taipei Gas Co., Ltd.	820,000	276,799
	Great Wall Enterprise Co., Ltd.	753,992	535,055
	Greatek Co., Ltd.	815,020	425,966
	Hanpin Co., Ltd.	151,000	47,685
	Hey Song Corp.	765,000	212,977
	Highwealth Construction Corp.	992,299	412,937

32

*	Hitron Technologies, Inc.	169,000	30,627
*	Ho Tung Holding Corp.	951,486	202,286
	Hocheng Corp.	542,700	99,426
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	49,176
	Hong Tai Electric Industrial Co., Ltd.	567,000	128,241
	Hong Yi Fiber Industry Co., Ltd.	216,000	37,231
	Honmyue Enterprise Co., Ltd.	262,080	26,723
	Hota Industrial Manufacturing Co., Ltd.	228,067	54,642
	Hsin Kuang Steel Co., Ltd.	395,495	161,880
	Hsing Ta Cement Co., Ltd.	620,000	146,379
	Hua Eng Wire & Cable Co., Ltd.	988,565	133,921
	Huang Hsiang Construction Corp.	112,000	36,625
	Hung Ching Development & Construction Co., Ltd.	449,000	49,127
	Hung Poo Construction Corp.	490,658	284,047
*	Hwa Fong Rubber Co., Ltd.	471,670	112,274
	I-Chiun Precision Industry Co., Ltd.	247,018	107,219
	Infortrend Technology, Inc.	422,273	289,121
	ITE Technology, Inc.	186,408	229,185
	Jui Li Enterprise Co., Ltd.	346,080	48,490
	K Laser Technology, Inc.	295,693	87,048
	Kang Na Hsiung Co., Ltd.	302,000	113,900
*	Kao Hsing Chang Iron & Steel Corp.	784,000	101,857
	Kaulin Manufacturing Co., Ltd.	274,330	86,356
	Kee Tai Properties Co., Ltd.	791,426	143,802
*	Kenda Rubber Industrial Co., Ltd.	792,144	292,213
	King Yuan Electronics Co., Ltd.	2,111,700	386,626
	Kingdom Construction Co., Ltd.	889,000	176,172
*	King’s Town Bank	1,795,701	280,989
*	King’s Town Construction Co., Ltd.	545,359	211,984
	Kinpo Electronics, Inc.	2,658,157	441,109
	Kinsus Interconnect Technology Corp.	270,000	238,961
	Knowledge-Yield-Excellence Systems Corp.	378,428	161,523
	Kung Long Batteries Industrial Co., Ltd.	64,000	26,575
	Kuoyang Construction Co., Ltd.	687,000	157,905
*	Kwong Fong Industries Corp.	996,000	116,842
	Lan Fa Textile Co., Ltd.	618,423	89,889
*	Lead Data Co., Ltd.	617,920	33,144
	Leader Electronics, Inc.	56,415	13,091
*	Leadtek Research, Inc.	6,961	612
*	Lealea Enterprise Co., Ltd.	1,198,050	138,702
	Lee Chang Yung Chemical Industry Corp.	1,206,157	780,958
	Lee Chi Enterprises Co., Ltd.	326,000	67,870
*	Leofoo Development Co., Ltd.	507,000	175,068
	Les Enphants Co., Ltd.	297,944	140,307
*	Li Peng Enterprise Co., Ltd.	967,824	87,003
	Lien Hwa Industrial Corp.	1,143,752	386,388
	Lingsen Precision Industries, Ltd.	496,575	84,316
	Long Bon Development Co., Ltd.	797,945	142,756
*	Long Chen Paper Co., Ltd.	866,062	155,036
	Lucky Cement Corp.	620,000	97,809
	Makalot Industrial Co., Ltd.	237,202	162,316
	Mayer Steel Pipe Corp.	256,584	89,692

33

	Maywufa Co., Ltd.	67,632	25,430
	Meiloon Co., Ltd.	399,053	80,726
	Mercuries & Associates, Ltd.	987,477	260,683
*	Mercuries Data Co., Ltd.	285,292	48,716
	Merida Industry Co., Ltd.	375,800	435,819
	Merry Electronics Co., Ltd.	31,363	21,894
	Microelectronics Technology, Inc.	665,000	222,578
	Micro-Star International Co., Ltd.	1,716,345	829,828
*	Microtek International, Inc.	387,000	28,899
	Min Aik Technology Co., Ltd.	195,058	128,247
	Mirle Automation Corp.	250,568	115,293
	Mitac Technology Corp.	679,360	264,618
	Mobiletron Electronics Co., Ltd.	135,000	35,257
	Mospec Seminconductor Corp.	117,000	37,406
*	Mustek Systems, Inc.	333,082	18,882
	Nak Sealing Technologies Corp.	121,954	80,812
*	Namchow Chemical Industrial Co., Ltd.	473,000	62,271
	Nankang Rubber Tire Co., Ltd.	1,011,622	403,087
	Nantex Industry Co., Ltd.	421,421	201,409
	National Petroleum Co., Ltd.	455,824	270,366
*	New Asia Construction & Development Co., Ltd.	133,618	15,741
*	Ocean Plastics Co., Ltd.	342,200	97,271
*	Optimax Technology Corp.	674	15
	Opto Tech Corp.	714,886	240,310
	Oriental Union Chemical Corp.	1,095,788	425,930
*	Pacific Construction Co., Ltd.	1,054,000	62,049
	Pan Jit International, Inc.	463,318	145,724
	Pan-International Industrial Corp.	434,700	345,119
*	PC Home Online	49,000	26,962
	Phihong Technology Co., Ltd.	585,001	120,749
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	262,534	335,874
*	Potrans Electrical Corp.	228,000	29,597
	Prince Housing & Development Corp.	1,616,398	213,888
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	75,734
*	Promise Technology, Inc.	220,100	79,242
*	Protop Technology Co., Ltd.	192,000	2,774
*	Quintain Steel Co., Ltd.	613,000	92,877
	Radium Life Tech Corp.	805,769	225,956
	Ralec Electronic Corp.	91,717	39,028
*	Rectron, Ltd.	236	15
*	Rexon Industrial Corp., Ltd.	469,000	43,761
*	Ritek Corp.	4,755,000	657,824
	Ruentex Development Co., Ltd.	886,000	442,616
	Ruentex Industries, Ltd.	1,279,000	665,140
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	171,964
	San Fang Chemical Industry Co., Ltd.	280,108	141,826
	Sanyang Industrial Co., Ltd.	1,402,046	260,984
	Sanyo Electric Co., Ltd.	503,000	247,167
	SDI Corp.	274,000	79,602

34

	Senao International Co., Ltd.	375,541	349,648
	Sheng Yu Steel Co., Ltd.	552,980	315,301
	Shihlin Electric & Engineering Corp.	895,000	734,602
*	Shihlin Paper Corp.	418,000	232,345
	Shin Shin Co., Ltd.	49,000	23,713
	Shinkong Co., Ltd.	542,131	145,965
	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	270,766
	Shuttle, Inc.	290,152	52,556
	Sigurd Microelectronics Corp.	424,974	81,744
	Silitech Technology Corp.	221,303	267,948
	Sincere Navigation Corp.	786	540
	Sinkang Industries Co., Ltd.	259,805	60,454
	Sinkong Spinning Co., Ltd.	469,542	180,167
	Sinon Corp.	551,000	132,641
*	Sintek Photronics Corp.	950,045	108,259
	Sinyi Realty, Inc.	317,474	226,453
	Siward Crystal Technology Co., Ltd.	191,441	50,266
	Solomon Technology Corp.	351,091	60,292
	South East Soda Manufacturing Co., Ltd.	279,250	209,268
	Southeast Cement Co., Ltd.	899,700	238,428
	SPI Electronic Co., Ltd.	274,689	115,240
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	117,583
	Standard Foods Taiwan, Ltd.	531,000	334,432
	Stark Technology, Inc.	226,860	70,536
	Sunonwealth Electric Machine Industry Co., Ltd.	323,382	173,446
	Sunrex Technology Corp.	612,736	274,963
*	Syscom Computer Engineering Co.	140,000	26,923
	Sysware Systex Corp.	261,388	129,250
*	T JOIN Transportation Co., Ltd.	802,000	274,753
	Ta Chen Stainless Pipe Co., Ltd.	30,197	11,184
*	Ta Chong Bank, Ltd.	3,172,212	376,453
	Ta Ya Electric Wire & Cable Co., Ltd.	884,858	131,776
	Ta Yih Industrial Co., Ltd.	194,000	56,966
	Tah Hsin Industrial Corp.	447,000	184,745
	Ta-I Technology Co., Ltd.	232,640	90,028
	Taichung Commercial Bank	2,300,841	396,673
	Tainan Enterprises Co., Ltd.	250,829	126,255
	Tainan Spinning Co., Ltd.	2,480,000	442,515
*	Taisun Enterprise Co., Ltd.	542,000	112,908
	Taita Chemical Co., Ltd.	452,170	68,128
	Taiwan Acceptance Corp.	229,480	115,407
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	199,247
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	15,615
	Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	278,415
	Taiwan Kai Yih Industrial Co., Ltd.	235,336	74,631
*	Taiwan Kolin Co., Ltd.	1,356,000	28,261
	Taiwan Life Insurance Co., Ltd.	840,173	385,558
	Taiwan Line Tek Electronic Co., Ltd.	74,524	24,043
	Taiwan Mask Corp.	528,720	123,596
	Taiwan Navigation Co., Ltd.	598,777	676,999
	Taiwan Paiho Co., Ltd.	438,253	106,551
*	Taiwan Pulp & Paper Corp.	618,000	137,112

35

	Taiwan Sakura Corp.	415,182	89,426
	Taiwan Secom Co., Ltd.	710,332	887,127
	Taiwan Sogo Shinkong Security Co., Ltd.	538,278	229,445
	Taiwan Styrene Monomer Corp.	987,303	221,182
*	Taiwan Tea Corp.	1,241,714	387,975
	Taiyen Biotech Co., Ltd.	438,000	154,348
*	Tecom, Ltd.	447,114	136,021
	Ten Ren Tea Co., Ltd.	123,980	94,300
	Test-Rite International Co., Ltd.	782,698	355,285
	The Ambassador Hotel	597,000	509,113
	The First Insurance Co., Ltd.	531,179	99,922
	Thinking Electronic Industrial Co., Ltd.	184,204	63,110
	Thye Ming Industrial Co., Ltd.	267,015	112,905
	Ton Yi Industrial Corp.	2,487,280	704,319
	Tsann Kuen Enterprise Co., Ltd.	324,642	116,301
	TTET Union Corp.	264,000	191,509
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	16,874
*	Twinhead International Corp.	500	26
	TYC Brother Industrial Co., Ltd.	492,146	159,026
*	Tycoons Group Enterprise Co., Ltd.	719,000	102,635
	Tyntek Corp.	436,250	121,365
	Tze Shin International Co., Ltd.	313,865	109,243
	Uniform Industrial Corp.	88,823	33,057
*	Union Bank of Taiwan	3,105,488	496,090
*	Union Insurance Co., Ltd.	79,732	32,748
	Unitech Electronics Co., Ltd.	313,505	81,569
	Unitech Printed Circuit Board Corp.	660,303	127,815
	United Integration Service Co., Ltd.	446,439	142,895
*	Universal Cement Corp.	944,191	329,120
	Universal Scientific Industrial Co., Ltd.	1,735,843	375,279
	Universal, Inc.	123,000	32,048
	UPC Technology Corp.	1,364,071	367,000
	USI Corp.	1,203,000	406,413
*	Ve Wong Corp.	311,000	114,045
*	Veutron Corp.	145,000	5,576
*	Visual Photonics Epitacy Co., Ltd.	182,813	60,338
	Walsin Technology Corp., Ltd.	1,100,544	204,310
	Wan Hwa Enterprise Co., Ltd.	467,729	136,740
	Waterland Financial Holdings	3,648,021	542,341
*	Wei Chih Steel Industrial Co., Ltd.	433,000	66,550
*	Wei Chuan Food Corp.	737,000	460,410
	Weltrend Semiconductor, Inc.	374,833	129,193
	Wintek Corp.	610,000	106,194
	Wistron NeWeb Corp.	298,288	184,403
	WPG Holdings Co., Ltd.	398,904	210,615
	Yageo Corp.	4,968,000	562,745
	Yeung Cyang Industrial Co., Ltd.	471,467	171,793
	Yieh Phui Enterprise Co., Ltd.	2,416,086	646,894
	Yosun Industrial Corp.	485,062	185,878
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	572,182
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	222,953
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	333,640

36

	Yung Tay Engineering Co., Ltd.	729,000	271,457
	Zig Sheng Industrial Co., Ltd.	809,759	88,470
	Zinwell Corp.	373,586	383,468
	Zippy Technology Corp.	217,948	59,253
	Zyxel Communication Corp.	974,430	432,000

TOTAL — TAIWAN			64,590,698

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	26,830
*	Adkinson Securities PCL (Foreign)	7,671,400	109,701
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	88,031
	Amata Corp. PCL (Foreign)	1,818,700	198,697
*	Apex Development PCL (Foreign)	3,536	2,178
#	Asian Property Development PCL (Foreign)	246,400	15,222
	Asian Property Development PCL (Foreign) NVDR	1,911,600	118,091
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	129,588
	Bangkok Chain Hospital PCL (Foreign)	1,667,500	348,141
	Bangkok Expressway PCL (Foreign)	1,170,400	542,270
	Bangkok First Investment & Trust PCL (Foreign)	702,200	54,224
	Bangkok Insurance PCL (Foreign)	84,734	460,445
*	Bangkok Land PCL (Foreign)	170	1
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	143,793
*	Bangkok Rubber PCL (Foreign)	14,600	1,035
	Big C Supercenter PCL (Foreign)	7,000	7,507
	Bualuang Securities PCL (Foreign)	240,000	47,705
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	172,643
	Capital Nomura Securities PCL (Foreign)	46,000	19,602
*	Central Paper Industry PCL (Foreign)	20	1,201
	Central Plaza Hotel PCL (Foreign)	916,100	86,462
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	77,884
	Dynasty Ceramic PCL (Foreign)	882,400	302,840
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	191,225
	Erawan Group PCL (Foreign) (B014970)	3,710,340	127,339
	Erawan Group PCL (Foreign) (B014981)	335,930	11,529
	GMM Grammy PCL (Foreign)	928,000	256,119
	Golden Land Property PCL (Foreign)	485,616	28,055
	Hana Microelectronics PCL (Foreign)	1,281,796	403,253
	Hermraj Land & Development PCL (Foreign)	1,860,000	30,322
	Home Product Center PCL (Foreign)	3,358,470	326,578
	ICC International PCL (Foreign)	204,600	245,766
*	Indorama polyester Industries PCL (Foreign)	8,196	234
	Indorama Polymers PCL (Foreign)	274,000	39,104
*	ITV PCL (Foreign)	2,785,600	83,652
	Jasmine International PCL (Foreign)	12,713,300	134,532
	Kang Yong Electric PCL (Foreign)	7,200	6,383
	KGI Securities One PCL (Foreign)	3,429,546	70,621
	Khon Kaen Sugar Industry PCL (Foreign)	730,000	126,312
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	20,116
	Kiatnakin Finance PCL (Foreign)	702,000	224,865

37

	Krungthai Card PCL (Foreign)	576,700	114,631
	Laguna Resorts & Hotels PCL (Foreign)	80,500	55,946
	Lalin Property PCL (Foreign)	1,650,500	52,869
	Lanna Resources PCL (Foreign)	548,800	105,946
*	Loxley PCL (Foreign)	3,228,020	178,180
	Major Cineplex Group PCL (Foreign)	1,494,300	318,391
	MBK Development PCL (Foreign)	330,900	485,017
	Minor Corp. PCL (Foreign)	350,180	81,123
	MK Real Estate Development PCL (Foreign)	1,960,260	64,473
*	Muang Thai Insurance PCL	19,588	20,308
*	Muramoto Electronic (Thailand) PCL (Foreign)	14,000	39,640
*	Nation Multimedia Group PCL (Foreign)	146,259	14,640
	Noble Development PCL (Foreign)	573,600	28,545
	Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	145,717
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	21,107
	Patum Rice Mill & Granary PCL (Foreign)	5,500	5,270
	Polyplex PCL (Foreign)	1,057,800	112,542
	Power Line Engineering PCL (Foreign)	327,500	13,956
	Pranda Jewelry PCL (Foreign)	118,000	16,300
	Property Perfect PCL (Foreign)	1,745,800	115,837
	Quality Houses PCL (Foreign)	11,876,300	309,093
	Regional Container Lines PCL (Foreign)	1,112,300	206,777
	Robinson Department Store PCL (Foreign)	1,875,025	316,392
#	Rojana Industrial Park PCL (Foreign)	1,122,800	123,953
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	177,678
	Saha-Union PCL (Foreign)	636,600	265,819
	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	229,278
	Samart Corporation PCL (Foreign)	1,676,200	254,079
	Samart I-Mobile PCL (Foreign)	9,503,000	434,858
	Sammakorn PCL (Foreign)	75,000	2,778
	Sansiri PCL (Foreign)	2,621,166	133,438
	SC Asset Corp. PCL (Foreign)	580,100	102,863
	Seamico Securities PCL (Foreign)	529,922	20,309
	SE-Education PCL (Foreign)	253,600	45,694
	Serm Suk PCL (Foreign)	10,000	2,131
	Siam Future Development PCL (Foreign)	220,000	19,002
	Siam Industrial Credit PCL (Foreign)	178,162	8,000
	Siam Makro PCL (Foreign)	355,600	711,912
*	Sino-Thai Engineering & Construction PCL (Foreign)	29,000	2,803
	Sri Trang Agro Industry PCL (Foreign)	370,998	94,434
	Srithai Superware PCL (Foreign)	439,300	61,061
	Supalai PCL (Foreign)	2,640,533	144,242
	SVOA PCL (Foreign)	1,007,100	17,282
	Tata Steel (Thailand) PCL (Foreign)	8,945,300	243,044
	Thai Carbon Black PCL (Foreign)	87,900	32,933
	Thai Plastic & Chemicals PCL (Foreign)	1,357,900	504,868
	Thai Reinsurance PCL (Foreign)	1,484,700	199,574
*	Thai Rung Union Car PCL (Foreign)	759,600	29,545
	Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	204,364
	Thai Union Frozen Products PCL (Foreign)	343,000	191,291
	Thai Vegetable Oil PCL (Foreign)	1,087,875	306,466
	Thai Wacoal PCL (Foreign)	78,000	72,780

38

	Thanachart Capital PCL (Foreign)	2,034,100	433,406
	Thoresen Thai Agencies PCL (Foreign)	260,000	130,130
#	Ticon Industrial Connection PCL (Foreign)	1,026,600	184,973
	Tipco Asphalt PCL (Foreign)	352,190	80,077
*	TIPCO Foods (Thailand) PCL (Foreign)	835,982	114,764
*	Tisco Financial Group PCL (Foreign)	655,900	181,960
*	True Corp. PCL (Foreign)	4,082,100	217,152
*	TT&T PCL (Foreign)	449,400	11,310
*	Tycoons Worldwide Group PCL (Foreign)	804,700	101,033
*	Union Mosaic Industry PCL (Foreign)	681,900	10,141
	United Palm Oil Industry PCL (Foreign)	21,000	25,075
	Univanich Palm Oil PCL (Foreign)	30,000	51,480
	Univentures PCL (Foreign)	1,801,100	74,692
	Vanachai Group PCL (Foreign)	2,463,066	120,459
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	82,768
	Vinythai PCL (Foreign)	2,273,034	244,433
TOTAL COMMON STOCKS			14,803,128

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	8,472,752	9,693
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	217,333	124
*	Ticon Industrial Connection PCL (Foreign) Warrants 01/31/14	3,079,800	—
*	True Corp. PCL (Foreign) Warrants 08/18/17	9,062,262	—
TOTAL RIGHTS/WARRANTS			9,817

TOTAL — THAILAND			14,812,945

TURKEY — (1.5%)
COMMON STOCKS — (1.5%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	1	1
	Adana Cimento Sanayi Ticaret A.S.	532,137	111,898
	Afyon Cimento Sanayii Ticaret A.S.	201	68,968
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	425,185
*	Akenerji Elektrik Uretim A.S.	80,193	276,613
*	Aksa Akrilik Kimya Sanayii A.S.	1	1
	Aksigorta A.S.	122,000	197,900
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	33,775
	Alarko Holding A.S.	54,289	54,189
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	—
	Alkim Alkali Kimya A.S.	27,197	62,548
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,742	107,429
	Anadolu Anonim Turk Sigorta Sirketi A.S.	430,496	241,162
*	Anadolu Cam Sanayii A.S.	574,121	359,250
	Anadolu Hayat Sigorta A.S.	1	1
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,813	40,070
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	99,261
*	Ayen Enerji A.S.	133,075	128,700
*	Aygaz A.S.	1	1

39

	Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	259,104
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,501	130,714
	Bati Anabolu Cimento A.S.	110,525	321,433
	Bati Soeke Cimento Sanayi A.S.	251,444	115,037
	Bolu Cimento Sanayii A.S.	214,723	138,563
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	107,999
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	145,181	149,013
*	Boyner Buyuk Magazacilik A.S.	189,233	56,872
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	3,988	80,633
	Bursa Cimento Fabrikasi A.S.	173,040	476,774
	Celebi Hava Servisi A.S.	36,194	132,863
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
	Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	399,837
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,797	259,799
*	Dogan Gazetecilik A.S.	17,289	15,497
	Dogus Otomotiv Servis ve Ticaret A.S.	657,448	766,115
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	1	—
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,730,297	867,006
*	Fortis Bank A.S.	1	—
*	Global Yatirim Holding A.S.	123,380	18,601
*	Goldas Kuyumculuk Sanayi A.S.	49,862	22,208
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	109,341
*	GSD Holding A.S.	1	—
	Gunes Sigorta A.S.	143,245	102,746
	Hektas Ticaret T.A.S.	13,847	4,829
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	94,341	32,364
	Izmir Demir Celik Sanayii A.S.	114,538	104,944
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	245,337
	Karton Sanayi ve Ticaret A.S.	980	32,318
*	Klimasan Klima Sanayi ve Ticaret A.S.	16,142	53,744
	Konya Cimento Sanayii A.S.	4,921	115,629
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	13,905	10,496
	Mardin Cimento Sanayii ve Ticaret A.S.	166,618	305,662
*	Marmari Marti Otel Isletmeleri A.S.	1	—
	Marshall Boya ve Vernik Sanayii A.S.	11,878	44,740
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	6
*	Mudurnu Tavukculuk A.S.	1,740	477
*	Nergis Holding A.S.	1,784	4,017
*	Net Turizm Ticaret ve Sanayi A.S.	9,397	2,846
	Otobus Karoseri Sanayi A.S.	39,067	193,499
	Pinar Sut Mamulleri Sanayii A.S.	155,270	249,575
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,312
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	22,150	17,640
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	307,278
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—

40

*	Tat Konserve Sanayii A.S.	33,805	20,597
*	Tekstil Bankasi A.S.	102,427	27,618
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	245,693
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
*	Trakya Cam Sanayii A.S.	128,998	67,633
	Turcas Petrol A.S.	144,981	214,466
*	Turk Demir Dokum Fabrikalari A.S.	1	1
*	Turk Ekonomi Bankasi A.S.	220,000	96,769
*	Turk Hava Yollari Anonim Ortakligi A.S.	105,671	387,885
*	Turk Sise ve Cam Fabrikalari A.S.	302,000	176,594
*	Turkiye Sinai Kalkinma Bankasi A.S.	387,991	175,567
	Ulker Biskuvi Sanayi A.S.	125,020	129,059
*	Uzel Makina Sanayii A.S.	172,635	81,945
*	Vakif Finansal Kiralama A.S.	1	1
	Yapi Kredi Finansal Kiralama A.S.	15,000	13,733
	Yapi Kredi Sigorta A.S.	102,412	377,442

TOTAL — TURKEY			10,478,824

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (2.1%)

	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $17,840,000 FNMA 5.058%(r), 01/01/36, valued at $15,004,628) to be repurchased at $14,780,234	$14,780	14,780,000

		Shares
SECURITIES LENDING COLLATERAL — (17.1%)
§ @	DFA Short Term Investment Fund LP	117,664,501	117,664,501

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $728,714) to be repurchased at $714,442	$714	714,425
TOTAL SECURITIES LENDING COLLATERAL			118,378,926

TOTAL INVESTMENTS - (100.0%)
(Cost $917,530,301)##			$694,614,647

41

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (42.3%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	$118,300	$120,527,115
	3.750%, 12/06/10	40,000	41,583,000
	Federal Home Loan Bank
	2.375%, 04/30/10	12,000	12,169,392
	4.875%, 05/14/10	108,200	113,179,256
	4.250%, 06/11/10	134,100	139,430,341
	2.750%, 06/18/10	76,200	77,706,398
	3.500%, 07/16/10	100,000	102,376,500
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	136,000	138,688,856
	2.375%, 05/28/10	106,300	107,950,095
	2.875%, 06/28/10	75,000	76,711,575
	6.875%, 09/15/10	30,000	32,481,750
	Federal National Mortgage Association
	2.500%, 04/09/10	65,000	65,877,630
	4.125%, 05/15/10	102,500	105,967,165
	2.375%, 05/20/10	124,500	126,418,794
	7.125%, 06/15/10	98,500	105,989,349
TOTAL AGENCY OBLIGATIONS			1,367,057,216

BONDS — (30.1%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	91,700	89,434,735
	Bank of America NA
	1.700%, 12/23/10	40,000	40,095,320
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	59,000	57,788,317
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	80,400	78,146,308
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	100,000	99,934,400
	Deutsche Bank AG Floating Rate Note
(r)	2.909%, 06/18/10	100,000	98,177,400
	General Electric Capital Corp.
	5.000%, 12/01/10	10,000	10,187,170
	1.625%, 01/07/11	60,000	60,080,280
	General Electric Capital Corp. Floating Rate Note
(r)	2.776%, 05/10/10	10,200	9,944,888
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09##	92,000	91,558,124

1

L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 09/15/10	14,400	14,894,539
Manitoba, Province of
4.450%, 04/12/10	5,450	5,615,478
Morgan Stanley
2.900%, 12/01/10	90,000	92,165,040
Regions Bank
2.750%, 12/10/10	18,000	18,388,566
Svensk Exportkredit AB
4.000%, 06/15/10	77,000	78,846,383
4.500%, 09/27/10	13,000	13,497,081
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	93,000	92,709,468
Wal-Mart Stores, Inc.
4.125%, 07/01/10	19,343	19,993,737
TOTAL BONDS		971,457,234

CERTIFICATES OF DEPOSIT INTEREST BEARING — (10.8%)
Abbey National North America
3.060%, 06/04/09	55,000	55,281,231
ABN-AMRO Bank NV
3.035%, 02/13/09	60,000	60,057,786
Barclays Bank P.L.C.
3.430%, 07/10/09	80,000	80,566,104
3.430%, 08/07/09	22,000	22,177,186
Toronto Dominion Bank NY
1.900%, 10/05/09	15,000	14,984,385
1.840%, 10/06/09	70,000	69,903,260
UBS AG
3.390%, 07/13/09	45,000	45,316,301
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		348,286,253

COMMERCIAL PAPER — (16.6%)
ANZ National (International), Ltd.
3.070%, 09/04/09	30,000	29,716,092
Australia & New Zealand Bank
3.111%, 07/31/09	10,000	9,921,083
ConocoPhillips CCP Funding LLC
0.310%, 02/03/09	25,000	24,998,945
Eaton Corp.
1.360%, 02/18/09	15,000	14,995,907
National Australia Funding DE, Inc.
0.390%, 03/24/09	48,000	47,947,354
0.540%, 03/24/09	35,000	34,961,612
Nordea North America, Inc.
3.000%, 05/11/09	43,000	42,852,097
2.900%, 05/22/09	15,000	14,939,706
3.000%, 06/01/09	45,000	44,794,278
Paccar Financial Corp.
1.270%, 02/03/09	6,300	6,299,797
1.270%, 02/05/09	50,000	49,997,585
Royal Bank of Scotland P.L.C.
3.000%, 02/04/09	34,000	33,998,491

2

Societe Generale North America
3.100%, 05/01/09	19,000	18,943,999
3.145%, 05/01/09	44,000	43,870,314
UBS Finance Delaware LLC
3.225%, 05/22/09	17,000	16,930,081
Westpac Banking Corp.
3.020%, 09/04/09	103,000	102,025,249
TOTAL COMMERCIAL PAPER		537,192,590

TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $6,795,000 FNMA 6.00%, 03/01/37, valued at $5,896,113) to be repurchased at $5,807,092	5,807	5,807,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,203,084,120)##		$3,229,800,293

3

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Face
		Amount^	Value†
		(000)

	CANADA — (4.1%)
	BONDS — (4.1%)
	Canada Mortgage & Housing Corp.
(u)	4.800%, 10/01/10	26,280	$27,231,572
	Ontario, Province of
(u)	3.125%, 09/08/10	100,000	100,963,200
	TOTAL — CANADA		128,194,772

	GERMANY — (6.6%)
	BONDS — (6.6%)
	Deutche Bank AG Floating Rate Note
(u) (r)	3.565%, 02/16/10	90,000	88,661,880
	DSL Bank AG
(j)	1.750%, 10/07/09	5,760,000	64,557,972
	Kreditanstalt Fuer Wiederaufbau
(u)	4.625%, 01/20/11	10,000	10,499,880
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)	4.250%, 09/15/10	25,000	25,858,575
(u)	3.250%, 10/29/10	17,000	17,406,895
	TOTAL — GERMANY		206,985,202

	NETHERLANDS — (1.3%)
	BONDS — (1.3%)
	Deutsche Bahn Finance Bv
(u)	5.125%, 01/05/11	41,281	43,026,485

	SPAIN — (2.9%)
	BONDS — (2.9%)
	Instituto de Credito Oficial
(j)	0.800%, 09/28/09	5,638,000	62,792,389
(u)	4.625%, 10/26/10	26,300	27,440,868
	TOTAL — SPAIN		90,233,257

	SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.8%)
	BONDS — (1.8%)
	Inter-American Development Bank
(j)	1.900%, 07/08/09	5,000,000	55,928,591

	SWEDEN — (0.2%)
	BONDS — (0.2%)
	Svensk Exportkredit AB
(u)	4.000%, 06/15/10	5,767	5,905,287

1

UNITED STATES — (81.2%)
AGENCY OBLIGATIONS — (35.5%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	20,100	20,478,403
	Federal Home Loan Bank
	4.875%, 05/14/10	89,200	93,304,895
	4.250%, 06/11/10	125,100	130,072,600
	2.750%, 06/18/10	103,400	105,444,115
	3.500%, 07/16/10	20,000	20,475,300
	3.375%, 08/13/10	102,300	105,385,368
	1.625%, 01/21/11	100,000	99,764,400
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	23,000	23,454,733
	2.375%, 05/28/10	100,000	101,552,300
	2.875%, 06/28/10	115,000	117,624,415
	Federal National Mortgage Association
	4.125%, 05/15/10	105,400	108,965,260
	2.375%, 05/20/10	80,000	81,232,960
	7.125%, 06/15/10	100,000	107,603,400
TOTAL AGENCY OBLIGATIONS			1,115,358,149

BONDS — (21.3%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	84,000	81,924,948
	Bank of America Corp.
	4.500%, 08/01/10	5,092	5,091,231
	Bank of America NA
	1.700%, 12/23/10	80,000	80,190,640
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	97,400	95,399,696
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	25,000	24,983,600
	General Electric Capital Corp.
(j)	0.750%, 02/05/09	4,497,000	50,050,331
(f)	2.250%, 02/09/09	21,000	18,096,934
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	67,500	67,444,178
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,567,730
	Morgan Stanley
	2.900%, 12/01/10	20,000	20,481,120
	Wachovia Corp. Floating Rate Note
(r)	5.500%, 02/23/09	45,000	44,909,685
(r)	5.465%, 11/24/09	50,000	49,843,800
	Wells Fargo Bank & Co. Floating Rate Note
(r)	5.380%, 09/23/09	44,000	43,958,332
TOTAL BONDS			671,942,225

2

CERTIFICATES OF DEPOSIT INTEREST BEARING — (13.0%)
Barclays Bank P.L.C.
3.430%, 07/10/09	60,000	60,424,578
3.430%, 08/07/09	40,000	40,322,156
BNP Paribas Finance, Inc.
3.190%, 08/14/09	76,000	76,537,586
Nordea Bank Finland NY
1.650%, 01/28/10	40,000	40,003,989
Toronto Dominion Bank NY
1.900%, 10/05/09	50,000	49,947,950
1.650%, 01/28/10	40,000	40,003,989
UBS AG
3.390%, 07/13/09	100,000	100,702,890
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		407,943,138

COMMERCIAL PAPER — (9.7%)
Abbey National North America
2.970%, 02/09/09	20,000	19,998,284
2.990%, 02/20/09	14,000	13,996,651
Australia & New Zealand Bank
3.111%, 07/31/09	60,000	59,526,498
Nordea North America, Inc.
3.030%, 05/05/09	25,000	24,921,493
3.000%, 05/11/09	4,000	3,986,242
Societe Generale North America
3.005%, 02/12/09	35,000	34,995,856
3.100%, 05/01/09	34,000	33,899,788
3.100%, 05/08/09	12,000	11,960,539
3.030%, 05/18/09	13,000	12,950,548
Westpac Banking Corp.
1.370%, 01/15/10	90,000	88,447,752
TOTAL COMMERCIAL PAPER		304,683,651

U.S. TREASURY OBLIGATIONS — (1.7%)
U.S. Treasury Note
1.500%, 10/31/10	54,000	54,632,826
TOTAL — UNITED STATES		2,554,559,989

TEMPORARY CASH INVESTMENTS — (1.9%)

Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $61,125,000 FHLMC 4.50%, 05/01/23, valued at $60,713,585) to be repurchased at $59,814,947	$59,814	59,814,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,064,291,238)##		$3,144,647,583

3

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (81.4%)
Consumer Discretionary — (14.0%)
*	4Kids Entertainment, Inc.	842	$1,406
* #	99 Cents Only Stores	138,000	1,156,440
*	A.C. Moore Arts & Crafts, Inc.	25,417	42,955
#	Aldila, Inc.	7,385	28,432
*	Alloy, Inc.	17,945	89,187
	American Greetings Corp. Class A	73,700	319,858
* #	America’s Car-Mart, Inc.	26,596	241,758
	Ameristar Casinos, Inc.	200	1,794
#	Arctic Cat, Inc.	19,944	85,560
#	ArvinMeritor, Inc.	63,730	111,527
#	Asbury Automotive Group, Inc.	50,300	180,074
*	Ascent Media Corp.	48	1,252
*	Audiovox Corp. Class A	23,689	106,837
* #	AutoNation, Inc.	311,900	2,894,432
* #	Avatar Holdings, Inc.	11,677	303,018
*	Bakers Footwear Group, Inc.	3,600	1,440
*	Ballantyne of Omaha, Inc.	7,332	10,631
	Barnes & Noble, Inc.	58,445	959,667
	Bassett Furniture Industries, Inc.	8,939	29,409
	Beasley Broadcast Group, Inc.	10,000	15,000
#	Beazer Homes USA, Inc.	46,461	47,855
	Belo Corp. Class A	142,548	203,844
*	Benihana, Inc. Class A	300	732
#	Blockbuster, Inc. Class A	170,000	217,600
* #	Blockbuster, Inc. Class B	19,076	16,024
*	Bluegreen Corp.	18,975	33,206
	Blyth, Inc.	19,300	65,813
#	Bob Evans Farms, Inc.	54,784	962,007
#	Bon-Ton Stores, Inc.	14,849	20,269
	Books-A-Million, Inc.	21,400	50,076
#	Boyd Gaming Corp.	7,800	37,518
#	Brookfield Homes Corp.	39,865	99,264
#	Brown Shoe Company, Inc.	74,175	347,881
	Brunswick Corp.	112,200	311,916
*	Build-A-Bear-Workshop, Inc.	22,490	94,458
	Bunge, Ltd.	54,400	2,335,936
* #	Cabela’s, Inc.	106,775	599,008
*	Cache, Inc.	9,000	16,830
* #	California Coastal Communities, Inc.	3,709	4,673
#	Callaway Golf Co.	32,054	243,931
	Canterbury Park Holding Corp.	2,755	17,412
	Carmike Cinemas, Inc.	9,700	19,497
#	Carnival Corp.	688,708	12,527,599
*	Carriage Services, Inc.	19,056	42,114

1

*	Cavalier Homes, Inc.	22,751	30,941
*	Cavco Industries, Inc.	9,895	242,230
#	CBS Corp. Class B	493,166	2,820,910
#	Centex Corp.	114,140	971,331
* #	Charming Shoppes, Inc.	27,744	29,964
* #	Chico’s FAS, Inc.	167,500	663,300
	Christopher & Banks Corp.	23,940	92,887
#	Churchill Downs, Inc.	81	2,795
	Cinemark Holdings, Inc.	83,996	664,408
#	Coachmen Industries, Inc.	5,300	7,685
#	Coast Distribution System, Inc.	400	430
	Cobra Electronics Corp.	1,200	1,464
*	Coldwater Creek, Inc.	1,100	3,102
	Collectors Universe, Inc.	15,716	60,349
#	Columbia Sportswear Co.	15,013	431,173
	Comcast Corp. Class A	3,570,978	52,314,828
	Comcast Corp. Special Class A	1,432,185	19,878,728
*	Concord Camera Corp.	9,362	23,874
* #	Conn’s, Inc.	38,000	462,080
#	Cooper Tire & Rubber Co.	110,300	515,101
* #	Cox Radio, Inc.	61,500	310,575
	Craftmade International, Inc.	3,099	6,430
	CSS Industries, Inc.	18,850	285,954
*	Culp, Inc.	21,913	41,196
* #	Cumulus Media, Inc. Class A	9,417	16,197
*	Cybex International, Inc.	30,133	54,541
* #	Cycle Country Accessories Corp.	2,676	1,124
	D.R. Horton, Inc.	104,300	621,628
*	dELiA*s, Inc.	22,143	44,065
*	Delta Apparel, Inc.	6,832	26,645
* #	Design Within Reach, Inc.	16,861	7,756
*	Destination Maternity Corp.	11,618	98,753
*	Diedrich Coffee, Inc.	9,352	3,273
#	Dillards, Inc. Class A	120,300	523,305
#	DineEquity, Inc.	49,683	439,198
* #	Discovery Communications, Inc. (25470F104)	40,480	586,960
* #	Discovery Communications, Inc. (25470F203)	3,937	56,791
*	Discovery Communications, Inc. (25470F302)	136,680	1,965,458
*	Dixie Group, Inc.	11,800	18,290
* #	Dorman Products, Inc.	12,347	123,347
	Dover Motorsports, Inc.	15,900	24,645
*	Dr Pepper Snapple Group, Inc.	26,300	432,635
*	Drew Industries, Inc.	19,000	163,780
* #	DSW, Inc.	2,000	19,960
*	Duckwall-ALCO Stores, Inc.	700	6,160
#	Eastman Kodak Co.	278,700	1,262,511
	Educational Development Corp.	2,100	8,337
*	Emerson Radio Corp.	15,436	8,027
*	Entravision Communications Corp.	38,400	32,256
* #	Expedia, Inc.	109,511	977,933
*	Famous Dave’s of America, Inc.	200	612
	Finish Line, Inc. Class A	112,109	532,518
	Fisher Communications, Inc.	10,923	166,576
*	Flanigan’s Enterprises, Inc.	865	3,296
	Flexsteel Industries, Inc.	1,719	13,391

2

#	Foot Locker, Inc.	211,064	1,553,431
	Fortune Brands, Inc.	78,326	2,506,432
* #	Franklin Covey Co.	10,916	44,865
*	Franklin Electronic Publishers, Inc.	15,050	13,244
#	Fred’s, Inc.	60,080	616,421
	Frisch’s Restaurants, Inc.	600	12,906
#	Furniture Brands International, Inc.	71,463	146,499
*	GameTech International, Inc.	16,810	21,012
* #	Gander Mountain Co.	43,992	90,624
#	Gannett Co., Inc.	85,122	491,154
* #	Gaylord Entertainment Co.	28,382	300,849
*	Genesco, Inc.	16,545	254,793
*	Gentek, Inc.	8,444	115,261
*	G-III Apparel Group, Ltd.	19,700	108,350
* #	Goodyear Tire & Rubber Co.	79,446	490,182
* #	Great Wolf Resorts, Inc.	100	193
#	Group 1 Automotive, Inc.	45,000	448,650
* #	Harris Interactive, Inc.	31,781	15,890
*	Hastings Entertainment, Inc.	1,572	4,009
#	Haverty Furniture Co., Inc.	36,299	291,118
	Hearst-Argyle Television, Inc.	90,553	356,779
#	Heelys, Inc.	24,820	50,633
* #	Helen of Troy, Ltd.	64,389	674,153
*	Hollywood Media Corp.	30,308	29,702
* #	Hot Topic, Inc.	8,957	76,493
* #	Hovnanian Enterprises, Inc. Class A	97,900	165,451
*	HSN, Inc.	68,956	327,541
* #	Iconix Brand Group, Inc.	67,800	560,706
*	ILX Resorts, Inc.	896	475
* #	Interstate Hotels & Resorts, Inc.	42,097	21,048
*	Interval Leisure Group, Inc.	46,683	233,882
* #	Isle of Capri Casinos, Inc.	11,000	31,130
* #	J. Alexander’s Corp.	9,296	23,240
#	J.C. Penney Co., Inc.	232,990	3,902,582
* #	JAKKS Pacific, Inc.	18,275	335,163
* #	Jarden Corp.	108,050	1,126,961
* #	Jo-Ann Stores, Inc.	47,950	612,321
	Johnson Outdoors, Inc.	12,128	92,052
#	Jones Apparel Group, Inc.	42,015	145,372
	Journal Communications, Inc. Class A	17,629	31,556
	KB HOME	94,846	1,012,007
	Kenneth Cole Productions, Inc. Class A	12,274	78,431
	Kimball International, Inc. Class B	28,687	197,653
#	K-Swiss, Inc. Class A	11,908	127,654
	LaCrosse Footwear, Inc.	495	5,326
*	Lakeland Industries, Inc.	11,757	90,646
*	Lakes Entertainment, Inc.	23,288	68,932
#	Landry’s Restaurants, Inc.	25,100	162,146
* #	Lazare Kaplan International, Inc.	13,180	48,766
#	La-Z-Boy, Inc.	48,700	47,239
*	Lear Corp.	47,300	43,043
#	Leggett & Platt, Inc.	209,244	2,613,458
	Lennar Corp. Class A	132,400	1,018,156
*	Liberty Media Corp. - Entertainment Class A	578,364	10,612,979
*	Liberty Media Corp. - Entertainment Class B	17,188	317,462

3

*	Liberty Media Holding Corp. Capital Class A	217,289	1,192,917
*	Liberty Media Holding Corp. Capital Class B	6,066	29,845
* #	Liberty Media Holding Corp. Interactive Class A	883,163	2,773,132
* #	Liberty Media Holding Corp. Interactive Class B	35,506	112,554
#	Lifetime Brands, Inc.	12,558	21,976
*	LIN TV Corp.	28,200	19,740
#	Lithia Motors, Inc. Class A	20,135	61,613
* #	Live Nation, Inc.	130,962	684,931
*	Lodgian, Inc.	21,628	40,012
*	Luby’s, Inc.	48,862	221,833
#	M/I Homes, Inc.	30,930	273,421
*	Mace Security International, Inc.	8,123	6,092
#	Macy’s, Inc.	372,300	3,332,085
*	MarineMax, Inc.	11,000	19,360
*	McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	55,463
	MDC Holdings, Inc.	58,234	1,784,290
#	Meredith Corp.	25,300	404,041
* #	Meritage Homes Corp.	61,660	679,493
	Modine Manufacturing Co.	42,200	115,628
* #	Mohawk Industries, Inc.	98,740	3,170,541
	Monro Muffler Brake, Inc.	370	8,980
*	Morton’s Restaurant Group, Inc.	17,295	31,131
	Movado Group, Inc.	31,700	243,456
*	MTR Gaming Group, Inc.	35,575	53,362
* #	Multimedia Games, Inc.	34,039	58,207
	Nautilus Group, Inc.	51,000	70,890
	New Frontier Media, Inc.	22,735	37,513
*	New Motion, Inc.	7,832	8,615
*	New York & Co., Inc.	33,100	65,538
	News Corp. Class A	1,642,545	10,495,863
#	News Corp. Class B	811,778	5,877,273
*	Office Depot, Inc.	233,937	505,304
#	OfficeMax, Inc.	56,600	311,866
*	Orbitz Worldwide, Inc.	26,233	78,699
#	Orleans Homebuilders, Inc.	21,971	26,365
	O’Charleys, Inc.	28,308	70,770
* #	Outdoor Channel Holdings, Inc.	49,315	300,328
	Oxford Industries, Inc.	35,285	234,998
*	Palm Harbor Homes, Inc.	2,600	9,204
*	PC Mall, Inc.	6,308	25,043
#	Penske Automotive Group, Inc.	161,280	1,196,698
*	Perry Ellis International, Inc.	31,523	121,048
	Phillips-Van Heusen Corp.	49,700	945,294
*	Phoenix Footwear Group, Inc.	8,100	2,511
* #	Pinnacle Entertainment, Inc.	77,630	526,331
* #	Playboy Enterprises, Inc. Class B	45,100	78,023
*	Pomeroy IT Solutions, Inc.	10,282	30,949
*	Proliance International, Inc.	2,766	1,411
*	Q.E.P. Co., Inc.	5,300	6,784
*	Quiksilver, Inc.	137,900	289,590
*	Rainmaker Systems, Inc.	11,059	10,948
* #	RC2 Corp.	6,900	40,089
*	Red Lion Hotels Corp.	28,076	62,609
*	Red Robin Gourmet Burgers, Inc.	15,700	191,226
* #	Regent Communications, Inc.	6,328	1,076

4

	Regis Corp.	73,400	825,750
* #	Rent-A-Center, Inc.	40,770	605,434
*	Retail Ventures, Inc.	57,554	137,554
*	Rex Stores Corp.	4,050	23,490
* #	Rocky Brands, Inc.	5,764	19,886
#	Royal Caribbean Cruises, Ltd.	322,500	2,093,025
*	Rubio’s Restaurants, Inc.	8,594	30,938
#	Ruby Tuesday, Inc.	8,900	11,036
	Russ Berrie & Co., Inc.	15,100	25,821
	Ryland Group, Inc.	16,800	262,080
*	Saga Communications, Inc.	6,520	28,818
#	Salem Communications Corp.	15,810	15,494
	Sauer-Danfoss, Inc.	6,000	45,240
	Scholastic Corp.	38,300	417,470
* #	Sears Holdings Corp.	137,330	5,619,544
#	Service Corp. International	236,251	1,074,942
	Shiloh Industries, Inc.	25,710	59,133
*	Shoe Carnival, Inc.	26,982	211,809
#	Sinclair Broadcast Group, Inc. Class A	103,923	192,258
*	Skechers U.S.A., Inc. Class A	27,200	270,912
	Skyline Corp.	5,323	106,886
#	Sonic Automotive, Inc.	48,400	98,252
	Spartan Motors, Inc.	10,400	45,136
#	Speedway Motorsports, Inc.	71,417	1,031,261
*	Sport Chalet, Inc. Class A	12,882	4,509
*	Sport Chalet, Inc. Class B	500	390
	Sport Supply Group, Inc.	3,533	28,476
	Stage Stores, Inc.	60,550	432,932
	Standard Motor Products, Inc.	23,500	55,225
#	Standard Pacific Corp.	133,900	188,799
	Stanley Furniture, Inc.	12,599	98,902
*	Steinway Musical Instruments, Inc.	8,617	99,613
	Stewart Enterprises, Inc.	25,202	86,191
*	Stoneridge, Inc.	23,350	45,766
	Strattec Security Corp.	5,656	55,429
#	Superior Industries International, Inc.	38,900	399,503
	Superior Uniform Group, Inc.	9,178	73,240
* #	Syms Corp.	6,000	34,680
	Tandy Brand Accessories, Inc.	10,432	16,170
*	Tandy Leather Factory, Inc.	200	337
	The Marcus Corp.	9,332	96,400
#	The Men’s Wearhouse, Inc.	57,800	673,370
#	The Pep Boys - Manny, Moe & Jack	81,600	235,824
*	The Steak n Shake Co.	27,490	157,243
*	Ticketmaster Entertainment, Inc.	12,015	71,489
* #	Time Warner Cable, Inc.	850,107	15,837,493
	Time Warner, Inc.	4,604,581	42,960,741
* #	Toll Brothers, Inc.	238,999	4,067,763
*	Trans World Entertainment Corp.	35,365	28,999
*	TRW Automotive Holdings Corp.	163,213	504,328
*	Tuesday Morning Corp.	32,332	38,152
#	Tyco Electronics, Ltd.	549,298	7,778,060
* #	Unifi, Inc.	172,580	317,547
#	Unifirst Corp.	16,320	428,237
*	Valassis Communications, Inc.	48,600	62,208

5

	Virco Manufacturing Corp.	12,501	26,252
* #	Warnaco Group, Inc.	24,108	545,805
	Washington Post Co.	10,724	4,188,365
* #	West Marine, Inc.	17,123	87,327
#	Whirlpool Corp.	88,001	2,941,873
*	WPT Enterprises, Inc.	2,912	990
#	Wyndham Worldwide Corp.	244,516	1,498,883
* #	Zale Corp.	75,640	93,794
Total Consumer Discretionary			280,295,297

Consumer Staples — (4.8%)
	American Italian Pasta Co.	651	15,377
#	Andersons, Inc.	9,100	149,149
#	Archer-Daniels-Midland Co.	457,265	12,519,916
	B&G Foods, Inc.	18,396	85,357
*	Bridgford Foods Corp.	100	398
*	Cagle’s, Inc. Class A	600	1,200
*	Caribou Coffee Co.	3,840	5,760
	CCA Industries, Inc.	723	2,227
*	Central Garden & Pet Co.	48,200	291,128
* #	Central Garden & Pet Co. Class A	108,992	653,952
#	Chiquita Brands International, Inc.	54,500	761,910
#	Coca-Cola Enterprises, Inc.	647,821	7,275,030
* #	Collective Brands, Inc.	51,700	551,639
*	Constellation Brands, Inc. Class A	36,454	529,312
* #	Constellation Brands, Inc. Class B	12,715	188,563
	Corn Products International, Inc.	76,500	1,770,975
* #	Craft Brewers Alliance, Inc.	11,301	14,239
#	CVS Caremark Corp.	272,137	7,315,043
	Del Monte Foods Co.	342,870	2,283,514
	Farmer Brothers Co.	34,214	696,597
	Griffin Land & Nurseries, Inc. Class A	1,500	51,525
* #	Hain Celestial Group, Inc.	41,559	632,528
	Imperial Sugar Co.	9,419	107,000
	Ingles Market, Inc. Class A	2,038	29,062
	Kraft Foods, Inc.	1,178,778	33,064,723
#	MGP Ingredients, Inc.	17,285	9,541
#	Molson Coors Brewing Co.	190,750	7,681,502
#	Molson Coors Brewing Co. Class A	1,908	76,320
*	Monterey Pasta Co.	15,479	12,383
#	Nash-Finch Co.	5,515	237,310
	Oil-Dri Corp. of America	43	690
*	Omega Protein Corp.	35,725	136,469
*	Orchids Paper Products Co.	700	6,825
*	Parlux Fragrances, Inc.	48,809	136,665
	PepsiAmericas, Inc.	52,095	840,292
*	Prestige Brands Holdings, Inc.	102,600	651,510
* #	Sanfilippo (John B.) & Son, Inc.	9,100	50,050
	Seaboard Corp.	2,041	2,051,205
*	Seneca Foods Corp. Class B	300	7,155
* #	Smithfield Foods, Inc.	226,973	2,694,170
#	SUPERVALU, Inc.	339,545	5,955,619
	Tasty Baking Co.	10,788	44,231
* #	TreeHouse Foods, Inc.	53,970	1,424,268
#	Tyson Foods, Inc. Class A	405,030	3,584,515

6

	Weis Markets, Inc.	10,424	324,291
* #	Winn-Dixie Stores, Inc.	92,300	1,268,202
*	Zapata Corp.	3,064	19,763
Total Consumer Staples			96,209,100

Energy — (13.4%)
	Adams Resources & Energy, Inc.	6,958	122,565
* #	Allis-Chalmers Energy, Inc.	73,600	264,960
	Alon USA Energy, Inc.	36,500	430,700
	Anadarko Petroleum Corp.	845,068	31,047,798
	Apache Corp.	314,001	23,550,075
	Barnwell Industries, Inc.	5,190	27,611
* #	Basic Energy Services, Inc.	79,746	765,562
* #	Bill Barret Corp.	1,140	25,205
* #	Brigham Exploration Co.	85,889	214,722
* #	Bristow Group, Inc.	38,200	924,058
* #	Bronco Drilling Co., Inc.	40,781	215,324
	Cabot Oil & Gas Corp.	3,200	87,968
*	Callon Petroleum Co.	21,700	45,787
#	Chesapeake Energy Corp.	618,000	9,770,580
	Cimarex Energy Co.	127,200	3,159,648
*	Complete Production Services, Inc.	95,200	610,232
* #	Comstock Resources, Inc.	21,328	813,237
#	ConocoPhillips	1,496,850	71,145,280
	Delek US Holdings, Inc.	49,200	341,940
* #	Delta Petroleum Corp.	8,728	37,880
	Devon Energy Corp.	409,920	25,251,072
*	Encore Acquisition Co.	32,378	880,034
*	Energy Partners, Ltd.	8,200	9,512
#	ENSCO International, Inc.	48,547	1,328,246
* #	Exterran Holdings, Inc.	26,789	593,644
* #	Forest Oil Corp.	112,481	1,687,215
*	Geokinetics, Inc.	12,504	41,138
* #	Geomet, Inc.	65,104	81,380
*	Gulfmark Offshore, Inc.	9,945	238,083
* #	Harvest Natural Resources, Inc.	28,700	114,800
	Helmerich & Payne, Inc.	64,234	1,442,696
* #	Hercules Offshore, Inc.	92,800	345,216
	Hess Corp.	198,137	11,018,399
*	HKN, Inc.	19,023	51,172
* #	Hornbeck Offshore Services, Inc.	9,800	173,852
	Marathon Oil Corp.	856,737	23,328,949
* #	Mariner Energy, Inc.	150,441	1,489,366
#	Massey Energy Co.	33,400	507,012
* #	Meridian Resource Corp.	37,268	11,553
*	Natural Gas Services Group	15,260	130,473
* #	Newfield Exploration Co.	221,665	4,253,751
*	Newpark Resources, Inc.	102,445	431,293
	Noble Energy, Inc.	175,300	8,577,429
* #	Oil States International, Inc.	39,000	714,090
*	OMNI Energy Services Corp.	17,800	20,648
#	Overseas Shipholding Group, Inc.	48,600	1,735,020
*	Parker Drilling Co.	87,100	184,652
#	Patterson-UTI Energy, Inc.	111,625	1,067,135
*	Petrohawk Energy Corp.	93,017	1,833,365

7

*	Petroleum Development Corp.	16,500	284,625
*	PHI, Inc. Non-Voting	24,417	293,492
*	PHI, Inc. Voting	200	3,150
* #	Pioneer Drilling Co.	83,080	412,908
#	Pioneer Natural Resources Co.	164,693	2,411,106
* #	Plains Exploration & Production Co.	162,430	3,430,522
*	PowerSecure International, Inc.	10,300	40,479
* #	Pride International, Inc.	30,126	485,631
#	Rowan Companies, Inc.	44,876	568,130
* #	SEACOR Holdings, Inc.	38,153	2,481,471
* #	Stone Energy Corp.	51,287	440,042
*	Swift Energy Corp.	48,099	736,877
#	Tesoro Petroleum Corp.	66,400	1,144,072
	Tidewater, Inc.	6,400	266,304
* #	Toreador Resources Corp.	18,750	44,625
* #	Trico Marine Services, Inc.	41,694	259,337
*	Union Drilling, Inc.	34,327	157,218
* #	Unit Corp.	57,000	1,421,580
#	USEC, Inc.	128,200	652,538
	Valero Energy Corp.	738,360	17,809,243
#	W&T Offshore, Inc.	65,800	827,106
	Western Refining, Inc.	45,700	532,862
* #	Whiting Petroleum Corp.	69,755	2,022,895
#	World Fuel Services Corp.	11,736	396,325
Total Energy			268,264,865

Financials — (22.6%)
	1st Source Corp.	51,101	909,598
	21st Century Holding Co.	21,667	91,435
	Abigail Adams National Bancorp, Inc.	900	1,710
#	Abington Bancorp, Inc.	50,712	357,520
	Access National Corp.	600	2,550
	Advanta Corp. Class A	28,983	17,390
	Advanta Corp. Class B	63,916	49,854
	Affirmative Insurance Holdings, Inc.	7,456	10,886
* #	Allegheny Corp.	14,550	3,963,856
	Alliance Bancorp, Inc. of Pennsylvania	700	5,572
	Allstate Corp.	454,060	9,839,480
#	Amcore Financial, Inc.	36,434	50,643
	American Bancorp of New Jersey, Inc.	20,600	219,596
#	American Capital, Ltd.	222,831	637,297
#	American Equity Investment Life Holding Co.	88,700	593,403
	American Financial Group, Inc.	199,200	3,382,416
*	American Independence Corp.	866	3,611
#	American National Insurance Co.	48,061	2,684,207
#	American West Bancorporation	28,006	21,004
* #	AmeriCredit Corp.	152,700	719,217
	Ameriprise Financial, Inc.	136,412	2,748,702
	Ameris Bancorp	36,345	278,403
* #	Amerisafe, Inc.	30,872	578,233
#	AmeriServe Financial, Inc.	33,134	60,635
#	Anchor Bancorp Wisconsin, Inc.	31,539	63,709
* #	Appalachian Bancshares, Inc.	1,797	3,235
*	Argo Group International Holdings, Ltd.	31,100	967,521
*	Aspen Insurance Holdings, Ltd.	51,600	1,140,360

8

#	Asset Acceptance Capital Corp.	6,790	28,450
	Associated Banc-Corp.	53,855	842,831
	Atlantic Coast Federal Corp.	4,355	18,596
	Atlantic Southern Financial Group, Inc.	1,000	6,250
* #	B of I Holding, Inc.	13,154	59,193
	Baldwin & Lyons, Inc. Class A	300	4,785
	Baldwin & Lyons, Inc. Class B	8,413	141,254
	Banco Santander SA Sponsored ADR	95,669	750,050
	Bancorp Rhode Island, Inc.	1,300	25,506
#	BancorpSouth, Inc.	23,247	439,368
#	BancTrust Financial Group, Inc.	18,793	166,694
	Bank Mutual Corp.	94,800	837,084
#	Bank of America Corp.	3,804,815	25,035,683
* #	Bank of Florida Corp.	21,362	66,009
	Bank of Granite Corp.	32,753	102,844
#	BankAtlantic Bancorp, Inc.	8,450	19,604
	BankFinancial Corp.	46,664	449,374
#	Banner Corp.	14,446	45,505
	Bar Harbor Bankshares	2,200	56,056
* #	Beach First National Bancshares, Inc.	7,596	20,661
	Benjamin Franklin Bancorp, Inc.	5,074	54,901
	Berkshire Hills Bancorp, Inc.	25,284	594,680
*	Beverly Hills Bancorp, Inc.	16,290	1,987
	Boston Private Financial Holdings, Inc.	61,176	288,139
#	Brookline Bancorp, Inc.	77,125	745,799
	Cadence Financial Corp.	27,281	118,127
	Camden National Corp.	637	14,842
#	Capital City Bank Group, Inc.	4,210	67,444
#	Capital Corp. of the West	8,668	6,674
#	Capital One Financial Corp.	464,477	7,357,316
	Capital Southwest Corp.	8,539	782,685
#	Capitol Bancorp, Ltd.	38,099	228,975
	Cardinal Financial Corp.	34,177	189,682
	Carver Bancorp, Inc.	600	2,916
#	Cascade Financial Corp.	10,477	32,583
#	Cathay General Bancorp	68,657	871,944
	Center Bancorp, Inc.	837	6,118
	Center Financial Corp.	40,876	196,205
	Centerstate Banks of Florida, Inc.	400	5,456
*	Central Jersey Bancorp	8,049	54,411
#	Central Pacific Financial Corp.	43,400	292,082
	Centrue Financial Corp.	1,000	5,250
	Century Bancorp, Inc. Class A	1,206	20,321
	CFS Bancorp, Inc.	14,248	33,340
#	Chemical Financial Corp.	34,775	792,870
*	Chicopee Bancorp, Inc.	1,000	11,110
#	Chubb Corp.	390,477	16,626,511
	Cincinnati Financial Corp.	230,743	5,060,194
	CIT Group, Inc.	105,100	293,229
	Citizens Community Bancorp, Inc.	10,355	71,242
	Citizens Holding Co.	300	6,148
	Citizens Republic Bancorp, Inc.	36,939	42,480
	Citizens South Banking Corp.	1,842	7,589
#	City National Corp.	73,100	2,529,991
#	CME Group, Inc.	64,500	11,217,195

9

	CNA Financial Corp.	313,566	3,646,773
* #	CNA Surety Corp.	59,978	992,636
	CoBiz Financial, Inc.	10,475	49,756
	Codorus Valley Bancorp, Inc.	315	2,362
#	Colony Bankcorp, Inc.	300	2,437
	Columbia Banking System, Inc.	39,947	355,528
#	Comerica, Inc.	181,422	3,022,491
	Commonwealth Bankshares, Inc.	1,300	7,930
* #	Community Bancorp	3,000	8,100
	Community Trust Bancorp, Inc.	9,935	277,882
#	Community West Bancshares	400	1,500
	Compass Diversified Holdings	35,065	379,053
* #	CompuCredit Corp.	52,518	168,058
*	Conseco, Inc.	246,095	573,401
*	Consumer Portfolio Services, Inc.	19,063	10,103
* #	Core-Mark Holding Co., Inc.	22,371	410,284
#	Corus Bankshares, Inc.	10,197	11,319
*	Cowen Group, Inc.	2,400	13,800
* #	Crescent Financial Corp.	18,540	65,075
*	Dearborn Bancorp, Inc.	6,213	12,209
#	Delphi Financial Group, Inc. Class A	60,578	918,968
	Discover Financial Services	719,953	5,147,664
	Donegal Group, Inc. Class A	40,892	573,306
	Donegal Group, Inc. Class B	300	4,519
*	Doral Financial Corp.	11,332	57,907
* #	E*TRADE Financial Corp.	123,406	140,683
#	East West Bancorp, Inc.	69,459	659,166
	Eastern Insurance Holdings, Inc.	22,090	230,840
	Eastern Virginia Bankshares, Inc.	300	2,971
	EMC Insurance Group, Inc.	24,800	481,616
*	Encore Bancshares, Inc.	5,200	23,452
*	Encore Capital Group, Inc.	38,372	201,837
*	Endurance Specialty Holdings, Ltd.	60,228	1,641,815
	Enterprise Bancorp, Inc.	600	5,850
	Enterprise Financial Services Corp.	16,798	176,379
	ESB Financial Corp.	1,000	11,000
#	ESSA Bancorp, Inc.	21,670	289,078
	Evans Bancorp, Inc.	400	5,148
#	Everest Re Group, Ltd.	21,400	1,348,200
#	F.N.B. Corp.	34,059	269,407
	Farmers Capital Bank Corp.	1,900	35,112
#	FBL Financial Group, Inc. Class A	49,686	512,263
	Federal Agriculture Mortgage Corp. Class A	277	762
#	Federal Agriculture Mortgage Corp. Class C	13,100	43,492
#	Fidelity Bancorp, Inc.	400	2,924
	Fidelity National Financial, Inc.	315,427	4,611,543
	Fidelity Southern Corp.	6,297	18,829
#	Fifth Third Bancorp	911,741	2,179,061
	Financial Institutions, Inc.	5,250	43,890
*	First Acceptance Corp.	30,706	86,284
	First American Corp.	155,240	3,390,442
	First Bancorp (318672102)	39,600	281,556
	First Bancorp (318910106)	12,302	177,026
	First Bancorp, Inc.	870	13,859
	First Bancshares, Inc. (318687100)	400	5,196

10

	First Bancshares, Inc. (318916103)	300	2,604
#	First Busey Corp.	62,149	543,804
	First Business Financial Services, Inc.	300	3,780
	First Citizens BancShares, Inc.	18,938	2,648,669
	First Defiance Financial Corp.	12,169	83,601
#	First Federal Bancshares of Arkansas, Inc.	1,300	9,425
	First Federal of Northern Michigan Bancorp, Inc.	1,100	1,320
#	First Financial Bancorp	41,203	334,568
	First Financial Corp.	928	30,763
	First Financial Holdings, Inc.	2,652	40,151
#	First Financial Northwest, Inc.	21,018	182,016
	First Financial Service Corp.	900	8,964
#	First Horizon National Corp.	232,489	2,213,295
	First M&F Corp.	300	1,860
#	First Merchants Corp.	31,341	491,427
*	First Mercury Financial Corp.	26,214	289,665
	First Niagara Financial Group, Inc.	191,382	2,499,449
#	First PacTrust Bancorp, Inc.	900	7,200
	First Place Financial Corp.	24,803	71,185
* #	First Regional Bancorp	16,621	53,187
	First Security Group, Inc.	14,332	62,631
	First United Corp.	600	7,290
	Firstbank Corp.	210	1,365
* #	FirstCity Financial Corp.	5,552	16,545
#	Flushing Financial Corp.	22,929	181,598
	FNB United Corp.	21,631	63,379
*	FPIC Insurance Group, Inc.	10,600	412,658
#	Fulton Financial Corp.	170,953	1,200,090
	Genworth Financial, Inc.	705,238	1,636,152
	German American Bancorp, Inc.	16,936	187,990
#	Great Southern Bancorp, Inc.	10,962	116,197
#	Greene Bancshares, Inc.	13,147	130,024
	GS Financial Corp.	400	4,856
* #	Guaranty Bancorp	113,605	172,680
	Guaranty Federal Bancshares, Inc.	1,684	9,430
* #	Guaranty Financial Group, Inc.	3,334	5,201
*	Hallmark Financial Services, Inc.	22,200	171,828
	Hampden Bancorp, Inc.	4,286	37,117
* #	Hampton Roads Bankshares, Inc.	15,571	133,288
#	Hanmi Financial Corp.	6,300	12,033
#	Hanover Insurance Group, Inc.	96,080	3,883,554
#	Harleysville Group, Inc.	21,399	608,588
	Harleysville National Corp.	86,697	807,149
	Harrington West Financial Group, Inc.	400	800
* #	Harris & Harris Group, Inc.	59,101	207,445
#	Hartford Financial Services Group, Inc.	358,609	4,719,294
	HCC Insurance Holdings, Inc.	166,823	3,905,326
#	Heartland Financial USA, Inc.	13,016	179,230
	Heritage Commerce Corp.	33,737	243,244
	Heritage Financial Corp.	11,918	145,757
	HF Financial Corp.	400	4,720
*	Hilltop Holdings, Inc.	38,627	386,270
	Hingham Institution for Savings	500	12,650
#	HMN Financial, Inc.	4,096	12,329
#	Home Bancshares, Inc.	16,535	340,456

11

	Home Federal Bancorp, Inc.	23,644	212,560
	HopFed Bancorp, Inc.	1,719	16,674
	Horace Mann Educators Corp.	68,828	643,542
	Horizon Bancorp	300	3,750
#	Horizon Financial Corp.	17,341	42,485
#	Huntington Bancshares, Inc.	257,100	740,448
	IBERIABANK Corp.	21,918	929,104
#	Imperial Capital Bancorp, Inc.	359	330
	Independence Holding Co.	25,070	75,210
#	Independent Bank Corp. (453836108)	21,300	394,902
#	Independent Bank Corp. (453838104)	42,610	67,750
#	Infinity Property & Casualty Corp.	32,000	1,228,800
	Integra Bank Corp.	37,375	60,174
	Intervest Bancshares Corp.	4,036	15,135
	Invesco, Ltd. ADR	178,900	2,109,231
	Investors Title Co.	1,100	36,954
*	IPC Holdings, Ltd.	47,300	1,213,718
#	Irwin Financial Corp.	380	908
	Jones Lang LaSalle, Inc.	6,200	146,382
	JPMorgan Chase & Co.	2,472,118	63,063,730
	Kentucky First Federal Bancorp	3,200	32,000
	KeyCorp	521,141	3,793,906
	K-Fed Bancorp	107	856
* #	LaBranche & Co., Inc.	2,500	17,150
	Lakeland Bancorp, Inc.	5,349	41,776
	Landmark Bancorp, Inc.	1,543	27,180
	Legacy Bancorp, Inc.	22,879	229,019
#	Legg Mason, Inc.	145,493	2,336,618
* #	Leucadia National Corp.	244,200	3,887,664
#	Lincoln National Corp.	464,693	7,030,805
	LNB Bancorp, Inc.	12,489	71,187
	Loews Corp.	747,772	18,245,637
*	Louisiana Bancorp, Inc.	3,636	45,086
#	LSB Corp.	800	6,272
#	M&T Bank Corp.	51,200	1,992,192
#	Macatawa Bank Corp.	33,567	90,967
#	MainSource Financial Group, Inc.	41,861	408,982
*	Marlin Business Services, Inc.	100	397
#	Marshall & Ilsley Corp.	319,280	1,823,089
#	MB Financial, Inc.	59,049	964,861
* #	MBIA, Inc.	333,600	1,287,696
	MBT Financial Corp.	21,613	56,842
#	Meadowbrook Insurance Group, Inc.	113,375	688,186
	Medallion Financial Corp.	27,760	187,658
#	Mercantile Bancorp, Inc.	382	3,820
	Mercantile Bank Corp.	3,216	15,180
	Mercer Insurance Group, Inc.	14,397	195,943
* #	Meridian Interstate Bancorp, Inc.	1,700	14,875
	Meta Financial Group, Inc.	1,601	14,825
	MetLife, Inc.	847,339	24,344,049
	MetroCorp Bancshares, Inc.	2,600	12,324
	MicroFinancial, Inc.	4,100	10,045
#	Midwest Banc Holdings, Inc.	50,922	59,579
	Morgan Stanley	567,849	11,487,585
	MutualFirst Financial, Inc.	2,300	15,824

12

	Nara Bancorp, Inc.	25,857	152,815
#	National Penn Bancshares, Inc.	139,707	1,352,364
	National Western Life Insurance Co. Class A	900	111,717
* #	Navigators Group, Inc.	4,074	209,159
	Nelnet, Inc. Class A	36,200	500,284
*	New Century Bancorp, Inc.	600	2,940
	New Hampshire Thrift Bancshares, Inc.	2,300	18,400
	New Westfield Financial, Inc.	41,439	399,058
	New York Community Bancorp, Inc.	8,064	106,848
	NewAlliance Bancshares, Inc.	185,060	2,033,809
	NewBridge Bancorp	5,501	12,102
*	Newport Bancorp, Inc.	700	8,057
* #	NewStar Financial, Inc.	37,879	112,122
* #	Nexity Financial Corp.	3,113	2,164
#	North Valley Bancorp	4,538	16,927
	Northeast Community Bancorp, Inc.	18,337	143,945
	Northrim Bancorp, Inc.	6,315	63,529
	NYMAGIC, Inc.	13,520	230,651
	NYSE Euronext, Inc.	123,100	2,708,200
	Odyssey Re Holdings Corp.	126,009	5,928,723
#	Old Republic International Corp.	340,932	3,518,418
#	Old Second Bancorp, Inc.	10,694	95,604
	OneBeacon Insurance Group, Ltd.	12,800	108,160
	Osage Bancshares, Inc.	600	4,392
#	PAB Bankshares, Inc.	306	1,147
#	Pacific Capital Bancorp	75,280	798,721
	Pacific Continental Corp.	4,430	55,907
	Pacific Mercantile Bancorp	15,114	63,479
*	Pacific Premier Bancorp, Inc.	300	1,080
	Pamrapo Bancorp, Inc.	2,200	15,312
	Parkvale Financial Corp.	500	6,135
#	Patriot National Bancorp	400	2,792
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
* #	Pennsylvania Commerce Bancorp, Inc.	3,131	64,185
* #	Penson Worldwide, Inc.	33,200	198,536
	Peoples Bancorp of North Carolina	300	2,400
	Peoples Bancorp, Inc.	11,686	117,678
* #	PHH Corp.	88,157	974,135
* #	PICO Holdings, Inc.	11,534	293,194
* #	Pinnacle Financial Partners, Inc.	38,859	918,238
*	PMA Capital Corp. Class A	38,757	213,551
	PMI Group, Inc.	30,000	41,700
	Porter Bancorp, Inc.	1,575	19,294
#	Preferred Bank	4,900	27,293
	Premier Financial Bancorp, Inc.	900	5,490
	Presidential Life Corp.	23,958	231,674
	Princeton National Bancorp, Inc.	1,100	19,800
#	Principal Financial Group, Inc.	13,157	218,275
*	ProAssurance Corp.	40,933	1,934,494
#	Prosperity Bancshares, Inc.	75,055	2,030,238
#	Protective Life Corp.	125,973	1,043,056
#	Provident Bankshares Corp.	52,198	335,111
	Provident Financial Holdings, Inc.	8,407	37,831
	Provident Financial Services, Inc.	73,965	808,437
	Provident New York Bancorp	84,300	800,850

13

	Prudential Financial, Inc.	463,538	11,936,103
	Pulaski Financial Corp.	5,450	38,967
#	Radian Group, Inc.	74,360	239,439
	Rainier Pacific Financial Group, Inc.	15,619	25,771
#	Regions Financial Corp.	348,642	1,206,301
	Reinsurance Group of America, Inc.	178,328	6,353,827
	Renasant Corp.	45,012	545,095
*	Republic First Bancorp, Inc.	7,411	55,731
	Resource America, Inc.	22,388	91,343
#	Riverview Bancorp, Inc.	14,671	50,615
	RLI Corp.	820	46,322
	Rockville Financial, Inc.	14,403	164,482
	Rome Bancorp, Inc.	16,195	125,835
	Royal Bancshares of Pennsylvania, Inc. Class A	900	3,420
#	Safety Insurance Group, Inc.	29,335	1,027,312
	Sanders Morris Harris Group, Inc.	59,090	245,814
#	Sandy Spring Bancorp, Inc.	36,365	513,474
	SCBT Financial Corp.	100	2,686
*	Seabright Insurance Holdings	47,750	495,167
#	Seacoast Banking Corp. of Florida	19,276	88,477
#	Security Bank Corp.	21,068	16,854
	Selective Insurance Group, Inc.	82,800	1,270,980
	Shore Bancshares, Inc.	1,200	20,664
	SI Financial Group, Inc.	5,162	32,262
#	Simmons First National Corp. Class A	12,867	317,043
#	Somerset Hills Bancorp	4,111	25,242
#	South Financial Group, Inc.	24,482	46,026
*	Southcoast Financial Corp.	700	2,135
	Southern Community Financial Corp.	30,490	110,069
* #	Southern First Bancshares, Inc.	900	5,445
	Southwest Bancorp, Inc.	27,666	289,940
*	Specialty Underwriters’ Alliance, Inc.	2,510	8,183
	State Auto Financial Corp.	73,423	1,622,648
	StellarOne Corp.	19,587	255,414
	Sterling Bancshares, Inc.	30,897	171,787
#	Sterling Financial Corp.	28,669	53,038
#	Stewart Information Services Corp.	25,500	378,420
*	Stratus Properties, Inc.	2,802	23,565
*	Sun Bancorp, Inc.	33,081	187,238
#	SunTrust Banks, Inc.	411,103	5,040,123
* #	Superior Bancorp	4,209	11,533
	Susquehanna Bancshares, Inc.	153,978	1,693,758
*	Susser Holdings Corp.	9,700	126,779
#	SWS Group, Inc.	24,945	365,444
#	Synovus Financial Corp.	477,500	1,890,900
#	Taylor Capital Group, Inc.	9,035	57,734
	Teche Holding Co.	600	17,100
#	Temecula Valley Bancorp, Inc.	2,718	3,126
* #	Texas Capital Bancshares, Inc.	25,614	289,182
	TF Financial Corp.	600	10,770
*	The Bancorp, Inc.	9,634	29,769
#	The Colonial BancGroup, Inc.	45,250	35,747
#	The Phoenix Companies, Inc.	88,600	155,050
	The Travelers Companies, Inc.	769,714	29,741,749
	The Wilber Corp.	600	4,452

14

*	Thomas Weisel Partners Group, Inc.	19,268	59,538
#	TIB Financial Corp.	6,511	25,914
* #	Tidelands Bancshares, Inc.	400	1,160
	TierOne Corp.	8,844	14,239
	Timberland Bancorp, Inc.	3,000	17,610
#	Transatlantic Holdings, Inc.	91,903	2,954,681
*	Tree.com, Inc.	4,080	16,198
#	TriCo Bancshares	279	5,619
	Trustmark Corp.	56,645	1,149,893
#	UCBH Holdings, Inc.	77,700	181,041
#	Umpqua Holdings Corp.	70,705	692,909
*	Unico American Corp.	1,900	14,421
#	Union Bankshares Corp.	26,787	418,681
*	United America Indemnity, Ltd.	14,400	152,352
* #	United Capital Corp.	300	5,820
#	United Community Banks, Inc.	44,518	229,268
#	United Community Financial Corp.	64,344	32,815
	United Financial Bancorp, Inc.	36,681	502,897
	United Fire & Casualty Co.	47,123	944,816
* #	United PanAm Financial Corp.	14,353	15,358
	United Western Bancorp, Inc.	17,172	139,608
#	Unitrin, Inc.	89,399	1,140,731
	Unity Bancorp, Inc.	2,925	10,325
*	Universal American Corp.	68,591	676,993
	Univest Corp. of Pennsylvania	3,939	90,203
	Unum Group	530,100	7,506,216
*	Virginia Commerce Bancorp, Inc.	21,942	91,498
*	Virtus Investment Partners, Inc.	4,430	26,846
	W. R. Berkley Corp.	80,768	2,138,737
	Washington Federal, Inc.	82,736	1,015,998
	Webster Financial Corp.	54,270	226,849
#	Wesbanco, Inc.	41,466	856,688
	Wesco Financial Corp.	12,923	3,897,706
	West Bancorporation	22,100	179,010
#	West Coast Bancorp	3,775	11,212
* #	Western Alliance Bancorp	38,400	292,224
#	White Mountains Insurance Group, Ltd.	18,685	4,512,427
*	White River Capital, Inc.	300	1,830
	Whitney Holding Corp.	111,205	1,444,553
	Wilshire Bancorp, Inc.	17,744	121,724
	Wintrust Financial Corp.	40,447	540,776
	WSB Holdings, Inc.	100	265
#	Yadkin Valley Financial Corp.	14,730	135,369
#	Zions Bancorporation	159,112	2,373,951
*	ZipRealty, Inc.	11,683	33,764
Total Financials			452,316,481

Health Care — (3.7%)
*	Adolor Corp.	1,460	2,920
* #	Advanced Medical Optics, Inc.	35,678	783,846
* #	Albany Molecular Research, Inc.	34,810	298,322
*	Allied Healthcare International, Inc.	57,415	56,841
*	Allied Healthcare Products, Inc.	1,000	4,290
*	Allion Healthcare, Inc.	33,500	153,095
*	American Dental Partners, Inc.	21,249	142,581

15

*	AMICAS, Inc.	98,913	158,755
* #	AMN Healthcare Services, Inc.	26,800	182,240
* #	Anadys Pharmaceuticals, Inc.	2,229	11,613
*	AngioDynamics, Inc.	48,717	662,551
*	Arrhythmia Research Technology, Inc.	1,200	2,760
*	Assisted Living Concepts, Inc.	52,957	210,239
*	BioScrip, Inc.	65,100	110,019
*	Boston Scientific Corp.	888,120	7,877,624
#	Brookdale Senior Living, Inc.	112,800	767,040
* #	Caliper Life Sciences, Inc.	21,331	27,517
	Cambrex Corp.	20,000	65,400
* #	Cantel Medical Corp.	30,908	463,311
*	Capital Senior Living Corp.	45,075	118,547
* #	Cardiac Science Corp.	37,674	202,309
*	Celera Corp.	39,414	332,654
* #	Community Health Systems, Inc.	151,474	2,823,475
* #	CONMED Corp.	49,672	777,367
*	Continucare Corp.	20,028	40,056
#	Cooper Companies, Inc.	77,156	1,463,649
* #	Cross Country Healthcare, Inc.	36,400	272,636
*	Cutera, Inc.	10,452	70,133
	Daxor Corp.	1,100	17,600
* #	Digirad Corp.	18,448	16,050
* #	Dynacq Healthcare, Inc.	314	1,177
* #	Emeritus Corp.	26,084	215,715
* #	ev3, Inc.	104,281	564,160
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	14,632
* #	Gentiva Health Services, Inc.	10,010	253,053
* #	Greatbatch, Inc.	17,658	411,431
* #	HealthSpring, Inc.	86,917	1,514,094
*	HealthTronics, Inc.	59,194	108,917
#	Hill-Rom Holdings, Inc.	55,364	779,525
*	Hi-Tech Pharmacal Co., Inc.	12,055	64,615
* #	Hologic, Inc.	288,724	3,404,056
*	Home Diagnostics, Inc.	16,823	117,425
#	Invacare Corp.	49,400	941,564
* #	Inverness Medical Innovations, Inc.	45,100	1,103,597
*	Iridex Corp.	4,757	3,330
	Kewaunee Scientific Corp.	1,631	14,027
*	Kindred Healthcare, Inc.	43,700	593,009
*	King Pharmaceuticals, Inc.	426,520	3,727,785
*	Langer, Inc.	9,242	4,621
* #	Lannet Co., Inc.	8,400	44,520
#	LCA-Vision, Inc.	3,400	8,568
* #	LeMaitre Vascular, Inc.	4,100	8,835
*	Lexicon Pharmaceuticals, Inc.	24,800	29,512
* #	LifePoint Hospitals, Inc.	82,208	1,852,968
*	Magyar Bancorp, Inc.	500	2,375
* #	Maxygen, Inc.	267	2,286
*	MedCath Corp.	39,208	246,618
* #	MediciNova, Inc.	300	676
*	National Dentex Corp.	400	1,560
*	Novacea, Inc.	10,743	9,669
* #	NovaMed, Inc.	38,506	113,978
*	Nutraceutical International Corp.	25,902	226,383

16

* #	NxStage Medical, Inc.	22,100	75,803
#	Omnicare, Inc.	202,170	5,652,673
*	Osteotech, Inc.	25,510	77,550
* #	Par Pharmaceutical Cos., Inc.	29,415	362,099
*	PDI, Inc.	15,476	71,499
* #	Pharmanet Development Group, Inc.	1,138	1,491
*	Prospect Medical Holdings, Inc.	14,274	36,399
*	Regeneration Technologies, Inc.	30,452	74,607
*	RehabCare Group, Inc.	27,481	383,360
* #	Res-Care, Inc.	20,958	283,981
*	Skilled Healthcare Group, Inc.	4,200	34,986
* #	Spectrum Pharmaceuticals, Inc.	184	265
*	SRI/Surgical Express, Inc.	1,600	2,240
*	SunLink Health Systems, Inc.	500	465
*	Symmetry Medical, Inc.	228	1,562
*	Theragenics Corp.	32,183	41,516
* #	Thermo Fisher Scientific, Inc.	314,328	11,293,805
* #	Triple-S Management Corp.	8,500	122,315
* #	ViroPharma, Inc.	58,354	700,248
*	Vital Images, Inc.	30,636	346,493
* #	Watson Pharmaceuticals, Inc.	89,611	2,444,588
*	WellPoint, Inc.	440,420	18,255,409
	Young Innovations, Inc.	1,414	21,832
Total Health Care			74,785,307

Industrials — (8.8%)
*	A. T. Cross Co. Class A	18,431	47,552
	A.O. Smith Corp.	34,400	945,312
*	ACCO Brands Corp.	55,646	106,840
#	Aceto Corp.	15,413	137,792
	Aircastle, Ltd.	47,000	191,760
* #	AirTran Holdings, Inc.	12,900	52,890
	Alamo Group, Inc.	21,083	264,592
* #	Alaska Air Group, Inc.	78,900	2,079,804
#	Albany International Corp. Class A	28,323	283,513
#	Alexander & Baldwin, Inc.	67,519	1,488,119
* #	Allied Defense Group, Inc.	17,161	118,239
* #	Amerco, Inc.	31,616	972,192
	American Railcar Industries, Inc.	13,500	113,265
	American Woodmark Corp.	4,852	73,023
#	Ameron International Corp.	7,300	363,905
	Ampco-Pittsburgh Corp.	251	4,641
* #	AMREP Corp.	866	24,031
	Applied Industrial Technologies, Inc.	53,325	842,002
	Applied Signal Technologies, Inc.	800	14,032
*	Argon ST, Inc.	13,063	250,026
	Arkansas Best Corp.	15,500	362,545
*	Armstrong World Industries, Inc.	7,500	124,350
* #	Arotech Corp.	10,088	4,338
*	Baldwin Technology Co., Inc. Class A	17,977	20,674
	Barrett Business Services, Inc.	16,000	157,440
* #	Beacon Roofing Supply, Inc.	4,877	62,084
#	Belden, Inc.	46,850	611,861
* #	BlueLinx Holdings, Inc.	56,806	135,198
	Bowne & Co., Inc.	19,950	55,862

17

#	Briggs & Stratton Corp.	34,061	503,762
* #	Builders FirstSource, Inc.	52,604	64,703
#	Burlington Northern Santa Fe Corp.	386,908	25,632,655
#	C&D Technologies, Inc.	36,712	109,402
	Cascade Corp.	5,900	135,051
	CDI Corp.	29,909	320,624
* #	CECO Environmental Corp.	2,700	6,345
*	Celadon Group, Inc.	39,349	307,709
	Champion Industries, Inc.	5,186	14,521
	Chicago Rivet & Machine Co.	300	3,585
#	CIRCOR International, Inc.	18,850	419,413
* #	Coleman Cable, Inc.	1,200	4,200
*	Columbus McKinnon Corp.	24,330	309,478
*	Commercial Vehicle Group, Inc.	10,475	10,475
#	CompX International, Inc.	700	3,962
*	Consolidated Graphics, Inc.	1,300	20,943
* #	Cornell Companies, Inc.	3,700	56,462
*	Covenant Transport Group Class A	4,818	8,769
*	CPI Aerostructures, Inc.	5,826	29,130
	CSX Corp.	562,627	16,293,678
* #	Dollar Thrifty Automotive Group, Inc.	300	348
	Ducommun, Inc.	19,878	376,489
	Eastern Co.	10,296	113,462
	Ecology & Environment, Inc. Class A	1,000	12,590
	Electro Rent Corp.	47,252	500,871
#	Encore Wire Corp.	1,546	25,524
* #	EnerSys	60,439	550,599
#	Ennis, Inc.	49,799	557,251
* #	EnPro Industries, Inc.	18,755	343,217
	Espey Manufacturing & Electronics Corp.	2,564	43,280
* #	Esterline Technologies Corp.	24,194	873,161
*	ExpressJet Holdings, Inc.	2,460	3,887
#	Federal Signal Corp.	65,537	442,375
*	First Advantage Corp.	14,062	179,150
* #	Flanders Corp.	14,186	57,879
	Frozen Food Express Industries, Inc.	6,500	26,780
#	G & K Services, Inc. Class A	32,639	602,190
* #	Gardner Denver Machinery, Inc.	2,705	58,888
#	GATX Corp.	73,797	1,778,508
*	Gencor Industries, Inc.	2,300	18,216
*	GP Strategies Corp.	16,800	65,688
	Great Lakes Dredge & Dock Corp.	51,039	170,470
	Greenbrier Companies, Inc.	33,734	187,224
*	Griffon Corp.	43,752	435,332
	Hardinge, Inc.	25,790	112,187
* #	Henry Bros. Electronics, Inc.	8,600	48,805
*	Herley Industries, Inc.	5,800	64,612
*	Hertz Global Holdings, Inc.	49,000	247,940
*	Hudson Highland Group, Inc.	35,619	87,623
* #	Hurco Companies, Inc.	4,100	58,138
* #	ICF International, Inc.	400	9,492
*	ICT Group, Inc.	9,323	36,173
*	Ingersoll-Rand Co., Ltd. Class A	309,696	5,020,172
	Innovative Solutions & Support, Inc.	581	1,807
* #	Insituform Technologies, Inc. Class A	4,012	75,265

18

	Insteel Industries, Inc.	2,229	17,163
*	Interline Brands, Inc.	41,562	332,496
	International Shipholding Corp.	8,100	174,150
*	Intersections, Inc.	35,048	130,379
* #	JetBlue Airways Corp.	152,100	856,323
*	Kadant, Inc.	5,957	59,808
	Kaman Corp. Class A	37,597	717,727
* #	Kansas City Southern	10,954	198,925
	Kelly Services, Inc. Class A	51,741	468,773
	Kennametal, Inc.	5,210	83,568
*	Kforce, Inc.	56,621	353,881
	L.S. Starrett Co. Class A	5,000	75,200
*	Ladish Co., Inc.	20,716	235,541
	Lawson Products, Inc.	1,959	37,456
*	LECG Corp.	32,016	104,692
*	LGL Group, Inc.	400	620
*	Limco-Piedmont, Inc.	520	1,602
*	LMI Aerospace, Inc.	11,300	127,577
	LSI Industries, Inc.	20,754	94,431
*	Lydall, Inc.	7,000	25,830
* #	M&F Worldwide Corp.	29,969	317,671
*	Mac-Gray Corp.	13,247	85,774
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	665
*	Marten Transport, Ltd.	45,793	808,704
#	Masco Corp.	124,744	975,498
*	Medialink Worldwide, Inc.	2,147	193
*	Merrimac Industries, Inc.	2,600	5,850
*	Miller Industries, Inc.	22,810	124,999
*	Misonix, Inc.	4,083	4,410
* #	Mobile Mini, Inc.	53,031	670,312
#	Mueller Industries, Inc.	26,663	536,460
#	Mueller Water Products, Inc.	171,068	1,158,130
	NACCO Industries, Inc. Class A	10,965	350,770
*	Nashua Corp.	400	1,212
	National Technical Systems, Inc.	15,400	61,600
* #	NCI Building Systems, Inc.	20,300	235,277
	Norfolk Southern Corp.	307,188	11,783,732
	Northrop Grumman Corp.	428,124	20,601,327
*	On Assignment, Inc.	50,319	232,977
	Oshkosh Truck Corp. Class B	50,500	364,610
* #	Owens Corning, Inc.	115,023	1,534,407
*	P.A.M. Transportation Services, Inc.	20,990	104,950
*	Paragon Technologies, Inc.	3,771	9,164
*	Park-Ohio Holdings Corp.	3,700	13,616
* #	Patrick Industries, Inc.	1,300	722
*	Perini Corp.	22,687	473,024
*	PGT, Inc.	7,271	7,256
* #	Pinnacle Airlines Corp.	3,900	7,800
* #	Plug Power, Inc.	165,553	148,998
	Portec Rail Products, Inc.	4,401	32,039
* #	Power-One, Inc.	7,000	7,140
	Providence & Worcester Railroad Co.	1,000	13,655
#	Quanex Building Products Corp.	2,800	23,772
	R. R. Donnelley & Sons Co.	182,554	1,781,727
*	RCM Technologies, Inc.	19,716	23,758

19

#	Regal-Beloit Corp.	6,432	218,431
*	Republic Airways Holdings, Inc.	48,800	399,672
	Republic Services, Inc.	109,321	2,827,041
	Robbins & Myers, Inc.	1,146	19,814
* #	Rush Enterprises, Inc. Class A	31,175	283,693
*	Rush Enterprises, Inc. Class B	18,522	163,549
#	Ryder System, Inc.	89,844	3,034,930
*	Saia, Inc.	10,800	115,452
	Schawk, Inc.	34,716	282,588
* #	School Specialty, Inc.	37,902	625,383
	Servidyne, Inc.	7,283	15,950
*	SIFCO Industries, Inc.	600	3,672
#	SkyWest, Inc.	82,032	1,283,801
	Southwest Airlines Co.	1,077,730	7,576,442
*	Sparton Corp.	3,057	5,717
*	Spherion Corp.	20,600	29,458
#	SPX Corp.	54,690	2,302,996
	Standex International Corp.	25,800	396,030
	Steelcase, Inc. Class A	53,600	231,552
	Supreme Industries, Inc.	1,740	2,088
	Sypris Solutions, Inc.	9,293	11,802
#	TAL International Group, Inc.	10,600	111,088
	Tech/Ops Sevcon, Inc.	874	2,001
	Technology Research Corp.	12,921	23,904
	Tecumseh Products Co. Class A	11,200	91,840
*	Tecumseh Products Co. Class B	1,400	11,480
#	Timken Co.	116,978	1,741,802
	Todd Shipyards Corp.	9,932	139,048
*	TRC Companies, Inc.	29,646	86,270
#	Tredegar Industries, Inc.	50,900	839,850
* #	Trex Co., Inc.	12,119	179,240
#	Trinity Industries, Inc.	91,550	1,053,741
#	Triumph Group, Inc.	7,736	350,286
* #	Tufco Technologies, Inc.	1,000	3,460
	Twin Disc, Inc.	8,294	54,492
	Tyco International, Ltd.	427,575	8,987,627
*	U.S. Home Systems, Inc.	4,314	6,946
#	Union Pacific Corp.	455,111	19,929,311
* #	United Rentals, Inc.	93,585	522,204
#	Universal Forest Products, Inc.	31,400	659,400
* #	URS Corp.	81,098	2,761,387
*	US Airways Group, Inc.	4,301	24,387
*	USA Truck, Inc.	13,849	199,703
	Valpey Fisher Corp.	1,464	2,130
	Viad Corp.	34,729	772,026
*	Volt Information Sciences, Inc.	45,263	241,252
	Wabash National Corp.	50,377	142,063
#	Watts Water Technologies, Inc.	60,015	1,337,134
*	WCA Waste Corp.	29,283	62,373
#	Werner Enterprises, Inc.	115,482	1,732,230
*	Westaff, Inc.	14,326	14,613
*	Willdan Group, Inc.	1,000	1,870
*	Willis Lease Finance Corp.	4,400	41,536
* #	YRC Worldwide, Inc.	59,368	170,980
Total Industrials			176,074,418

20

Information Technology — (5.4%)
*	3Com Corp.	349,373	814,039
* #	Actel Corp.	33,263	300,032
* #	ActivIdentity Corp.	61,463	137,062
*	Adaptec, Inc.	212,719	593,486
*	ADC Telecommunications, Inc.	19,700	99,879
*	Advanced Analogic Technologies, Inc.	15,762	47,444
	Agilysys, Inc.	26,100	93,177
*	Amtech Systems, Inc.	10,600	42,824
*	Anaren, Inc.	11,003	130,055
*	Applied Micro Circuits Corp.	94,993	379,972
* #	Arris Group, Inc.	109,812	781,861
*	Arrow Electronics, Inc.	182,170	3,473,982
	Astro-Med, Inc.	2,626	18,356
* #	Autobytel, Inc.	731	263
* #	Avid Technology, Inc.	52,950	530,030
* #	Avnet, Inc.	220,900	4,378,238
* #	Avocent Corp.	52,800	757,680
#	AVX Corp.	298,652	2,723,706
* #	Aware, Inc.	21,340	47,802
*	Axcelis Technologies, Inc.	98,558	28,089
*	AXT, Inc.	36,400	50,596
	Bel Fuse, Inc. Class A	4,174	58,645
	Bel Fuse, Inc. Class B	17,950	273,558
* #	Benchmark Electronics, Inc.	91,403	1,073,071
#	Black Box Corp.	29,500	643,985
* #	Brightpoint, Inc.	41,800	195,624
* #	Brooks Automation, Inc.	92,404	422,286
*	CalAmp Corp.	10,645	10,326
*	California Micro Devices Corp.	34,646	74,142
*	CallWave, Inc.	29,339	21,711
*	Cascade Microtech, Inc.	23,271	71,907
*	Catapult Communications Corp.	30,276	208,904
*	CEVA, Inc.	11,574	79,050
*	Checkpoint Systems, Inc.	33,700	301,615
*	Ciber, Inc.	31,700	138,212
*	Cirrus Logic, Inc.	51,910	146,386
#	Cohu, Inc.	38,808	387,304
*	Comarco, Inc.	5,608	5,328
	Communications Systems, Inc.	8,150	60,310
* #	Computer Sciences Corp.	225,553	8,309,373
*	Concurrent Computer Corp.	13,740	54,410
* #	Convergys Corp.	197,364	1,486,151
*	CPI International, Inc.	11,198	85,889
*	Cray, Inc.	30,490	58,541
*	CSP, Inc.	2,514	8,208
	CTS Corp.	34,200	175,788
*	CyberOptics Corp.	9,134	51,242
* #	Cypress Semiconductor Corp.	112,300	506,473
*	Datalink Corp.	1,100	3,795
	Dataram Corp.	11,134	14,029
*	DDi Corp.	25,458	86,048
*	Digi International, Inc.	33,357	253,513
*	Dot Hill Systems Corp.	12,093	5,986

21

*	DSP Group, Inc.	37,084	241,417
*	Dycom Industries, Inc.	35,250	240,053
*	Dynamics Research Corp.	18,874	131,552
*	Edgewater Technology, Inc.	8,939	25,029
*	EFJohnson Technologies, Inc.	5,104	6,278
*	Electro Scientific Industries, Inc.	34,300	216,776
*	Electronics for Imaging, Inc.	43,300	384,937
* #	EMCORE Corp.	19,200	25,344
* #	EMS Technologies, Inc.	1,490	35,760
*	Endwave Corp.	19,715	39,430
* #	Entegris, Inc.	126,900	176,391
* #	EPIQ Systems, Inc.	17,800	315,416
*	ePlus, inc.	4,000	42,420
* #	Euronet Worldwide, Inc.	49,491	497,385
* #	Exar Corp.	7,481	50,646
*	Extreme Networks, Inc.	958	1,696
* #	Fairchild Semiconductor Corp. Class A	144,238	656,283
#	Fidelity National Information Services, Inc.	166,320	2,646,151
* #	FormFactor, Inc.	8,200	127,592
	Frequency Electronics, Inc.	17,253	54,347
*	Gerber Scientific, Inc.	50,097	157,305
	Gevity HR, Inc.	30,736	61,779
* #	Globecomm Systems, Inc.	27,667	141,932
*	GSI Technology, Inc.	4,674	12,059
*	GTSI Corp.	8,203	44,255
*	Hackett Group, Inc.	51,020	143,366
* #	Harris Stratex Networks, Inc. Class A	7,275	50,198
*	hi/fn, inc.	15,301	48,122
* #	Hutchinson Technology, Inc.	49,671	157,457
*	Hypercom Corp.	66,900	101,688
* #	I.D. Systems, Inc.	5,621	21,528
*	IAC/InterActiveCorp	172,391	2,534,148
* #	iBasis, Inc.	1,900	1,748
*	Ikanos Communications, Inc.	12,254	15,808
#	Imation Corp.	55,891	544,378
*	InFocus Corp.	1,690	1,284
	infoGROUP, Inc.	12,323	45,472
	InfoSpace, Inc.	56,356	451,412
* #	Ingram Micro, Inc.	299,279	3,672,153
* #	Insight Enterprises, Inc.	23,200	120,176
* #	Integrated Device Technology, Inc.	180,610	1,036,701
*	Integrated Silicon Solution, Inc.	27,577	46,881
* #	Intelli-Check, Inc.	3,100	3,720
*	Internap Network Services Corp.	9,000	24,210
* #	International Rectifier Corp.	57,100	777,702
*	Internet Brands, Inc.	8,000	39,760
*	Internet Capital Group, Inc.	58,172	250,721
	Intersil Corp.	169,165	1,574,926
*	Intest Corp.	12,266	3,250
*	Intevac, Inc.	34,801	152,428
*	IntriCon Corp.	482	1,808
* #	iPass, Inc.	85,296	108,326
	IXYS Corp.	59,516	407,685
	Jabil Circuit, Inc.	171,500	998,130
* #	JDS Uniphase Corp.	137,990	500,904

22

	Keithley Instruments, Inc.	16,951	58,820
*	Key Tronic Corp.	17,405	20,364
*	Keynote Systems, Inc.	31,600	276,500
*	Kopin Corp.	26,226	41,437
* #	Kratos Defense & Security Solutions, Inc.	104,260	123,027
*	KVH Industries, Inc.	2,300	13,225
* #	L-1 Identity Solutions, Inc.	143,173	1,038,004
*	Lattice Semiconductor Corp.	142,278	219,108
* #	LeCroy Corp.	14,031	32,271
*	Lionbridge Technologies, Inc.	65,700	118,260
*	LookSmart, Ltd.	35,780	49,019
*	Loral Space & Communications, Inc.	24,164	319,206
* #	Macrovision Solutions Corp.	53,400	700,074
*	Management Network Group, Inc.	29,236	11,987
	Marchex, Inc. Class B	29,022	145,400
*	Mattson Technology, Inc.	6,600	6,468
* #	Mentor Graphics Corp.	16,127	75,152
*	Mercury Computer Systems, Inc.	35,415	211,428
	Methode Electronics, Inc.	79,571	367,618
* #	Micron Technology, Inc.	990,716	3,685,464
*	MIPS Technologies, Inc.	33,125	55,650
* #	MKS Instruments, Inc.	85,290	1,198,325
* #	ModusLink Global Solutions, Inc.	77,660	180,948
#	Motorola, Inc.	2,108,701	9,341,545
* #	MPS Group, Inc.	128,700	778,635
*	MSC.Software Corp.	52,565	305,928
*	Nanometrics, Inc.	47,305	62,443
*	Newport Corp.	56,016	299,686
* #	Novellus Systems, Inc.	3,107	42,846
*	Nu Horizons Electronics Corp.	14,932	23,443
* #	OmniVision Technologies, Inc.	38,897	260,221
*	Oplink Communications, Inc.	28,694	202,867
*	OpNext, Inc.	38,358	91,292
*	Optelecom-NKF, Inc.	4,329	20,043
*	Optical Cable Corp.	9,195	26,114
* #	Orbcomm, Inc.	11,500	18,860
*	OSI Systems, Inc.	8,630	126,257
*	Overland Storage, Inc.	399	160
* #	OYO Geospace Corp.	1	15
*	PAR Technology Corp.	22,475	101,812
*	PC Connection, Inc.	52,813	258,256
	PC-Tel, Inc.	52,653	340,138
*	PDF Solutions, Inc.	193	288
*	Perceptron, Inc.	4,904	16,674
*	Performance Technologies, Inc.	25,851	81,689
*	Pericom Semiconductor Corp.	10,468	64,588
*	Pervasive Software, Inc.	36,268	131,290
*	Photronics, Inc.	42,000	66,780
*	Physicians Formula Holdings, Inc.	7,529	21,834
* #	PlanetOut, Inc.	240	63
	Plantronics, Inc.	19,000	192,850
*	PLX Technology, Inc.	14,500	23,925
* #	Presstek, Inc.	4,000	8,640
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	5,300	10,971

23

* #	RadiSys Corp.	43,345	205,022
* #	RealNetworks, Inc.	224,844	634,060
*	RF Micro Devices, Inc.	856	924
*	RF Monolithics, Inc.	1,586	1,094
	Richardson Electronics, Ltd.	16,979	63,332
*	Rudolph Technologies, Inc.	69,020	193,946
* #	Sandisk Corp.	197,936	2,262,408
*	SCM Microsystems, Inc.	18,612	46,716
*	SeaChange International, Inc.	33,539	198,551
*	Semitool, Inc.	4,824	13,362
* #	Sigma Designs, Inc.	13,800	141,036
*	Silicon Image, Inc.	25,304	92,866
* #	Silicon Storage Technology, Inc.	197,920	405,736
* #	Skyworks Solutions, Inc.	194,931	842,102
*	Smith Micro Software, Inc.	32,001	169,605
*	Soapstone Networks, Inc.	28,005	69,172
* #	Sonic Solutions, Inc.	600	786
*	SonicWALL, Inc.	86,370	304,022
*	Spectrum Control, Inc.	14,233	103,047
* #	Standard Microsystems Corp.	31,019	429,613
	StarTek, Inc.	30,545	141,729
* #	STEC, Inc.	5,396	24,174
*	SumTotal Systems, Inc.	39,973	100,732
* #	Sun Microsystems, Inc.	123,975	515,736
*	SupportSoft, Inc.	64,379	121,676
* #	Sycamore Networks, Inc.	517,447	1,216,000
* #	Symantec Corp.	700,215	10,734,296
*	Symmetricom, Inc.	95,703	355,058
* #	SYNNEX Corp.	60,100	922,535
* #	Tech Data Corp.	85,452	1,547,536
	Technitrol, Inc.	14,000	30,800
*	Technology Solutions Co.	3,555	3,733
*	TechTeam Global, Inc.	13,534	67,670
*	Tellabs, Inc.	279,155	1,152,910
*	Telular Corp.	24,670	38,979
*	Teradyne, Inc.	355,484	1,709,878
*	Tessco Technologies, Inc.	9,246	67,588
	TheStreet.com, Inc.	27,882	76,118
*	Tier Technologies, Inc. Class B	8,900	51,620
*	Tollgrade Communications, Inc.	11,995	69,091
* #	Track Data Corp.	8,572	7,972
*	Trident Microsystems, Inc.	2,123	3,609
* #	Triquint Semiconductor, Inc.	168,914	341,206
	TSR, Inc.	1,300	2,405
*	TTM Technologies, Inc.	31,977	192,821
*	Ultra Clean Holdings, Inc.	3,316	3,714
* #	Ultratech, Inc.	5,490	61,488
	United Online, Inc.	26,620	162,914
* #	UTStarcom, Inc.	192,273	282,641
*	Vicon Industries, Inc.	3,881	22,277
*	Vignette Corp.	35,100	244,647
*	Virage Logic Corp.	29,155	89,797
* #	Vishay Intertechnology, Inc.	213,119	630,832
*	Web.com Group, Inc.	46,183	138,549
*	White Electronics Designs Corp.	27,184	105,746

24

*	Wireless Telecom Group, Inc.	37,370	13,453
*	WPCS International, Inc.	9,861	19,722
	Xerox Corp.	974,182	6,468,568
* #	Zoran Corp.	92,612	550,115
*	Zygo Corp.	39,500	225,940
Total Information Technology			107,436,809

Materials — (2.1%)
	A. Schulman, Inc.	26,800	406,020
#	A.M. Castle & Co.	24,182	204,580
*	American Pacific Corp.	4,463	34,945
	Ashland, Inc.	112,560	902,731
*	Brush Engineered Materials, Inc.	28,587	359,053
*	Buckeye Technologies, Inc.	22,600	65,992
*	Bway Holding Co.	20,508	173,498
	Cabot Corp.	58,938	787,412
#	Chemtura Corp.	420,979	315,734
*	Continental Materials Corp.	100	1,686
*	Core Molding Technologies, Inc.	1,188	2,483
	Cytec Industries, Inc.	64,700	1,322,468
#	Dow Chemical Co.	223,331	2,588,406
#	Empire Resources, Inc.	8,950	8,055
#	Ferro Corp.	49,500	196,020
#	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	2,774,752
	Friedman Industries, Inc.	10,535	58,996
#	Georgia Gulf Corp.	8,200	7,708
#	Gibraltar Industries, Inc.	61,100	625,053
* #	Graphic Packaging Holding Co.	236,900	206,103
*	H&E Equipment Services, Inc.	40,784	272,029
* #	Headwaters, Inc.	84,996	385,032
*	ICO, Inc.	5,200	13,780
	International Paper Co.	497,362	4,535,941
#	Kaiser Aluminum Corp.	32,695	812,144
#	Kronos Worldwide, Inc.	2,919	41,596
#	Louisiana-Pacific Corp.	155,300	323,024
*	Material Sciences Corp.	24,611	34,455
	MeadWestavco Corp.	188,451	2,193,570
*	Mod-Pac Corp.	1,091	1,413
#	Myers Industries, Inc.	39,504	247,690
	Neenah Paper, Inc.	23,700	159,501
#	NL Industries, Inc.	74,918	866,052
	NN, Inc.	22,500	38,250
* #	Northern Technologies International Corp.	3,000	23,220
* #	Northwest Pipe Co.	12,085	426,117
#	Olympic Steel, Inc.	2,500	39,675
* #	OM Group, Inc.	44,900	870,162
#	P.H. Glatfelter Co.	50,000	435,500
	Penford Corp.	22,644	196,097
* #	PolyOne Corp.	171,354	351,276
*	Ready Mix, Inc.	3,839	5,183
#	Reliance Steel & Aluminum Co.	50,700	1,121,991
*	Rock of Ages Corp.	1,200	2,238
*	Rockwood Holdings, Inc.	35,100	263,601
* #	Rosetta Resources, Inc.	79,112	480,210
#	Schnitzer Steel Industries, Inc. Class A	30,900	1,213,443

25

#	Schweitzer-Maudoit International, Inc.	32,213	689,358
	Spartech Corp.	18,620	59,025
* #	Stillwater Mining Co.	13,259	55,025
* #	Symyx Technologies, Inc.	35,826	171,965
	Synalloy Corp.	4,195	22,989
#	Temple-Inland, Inc.	44,500	252,315
	Texas Industries, Inc.	22,621	513,723
*	U.S. Concrete, Inc.	82,977	230,676
*	Universal Stainless & Alloy Products, Inc.	5,509	79,881
#	Valspar Corp.	144,410	2,505,514
	Wausau Paper Corp.	12,989	123,525
#	Westlake Chemical Corp.	99,100	1,354,697
	Weyerhaeuser Co.	311,975	8,529,397
	Worthington Industries, Inc.	64,670	650,580
Total Materials			41,633,555

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (6.3%)
#	Arbinet-thexchange, Inc.	3,200	5,376
#	AT&T, Inc.	2,810,122	69,185,204
#	CenturyTel, Inc.	159,430	4,326,930
	D&E Communications, Inc.	24,213	169,249
* #	General Communications, Inc. Class A	44,592	292,969
	IDT Corp.	190	69
* #	Occam Networks, Inc.	26,624	70,287
* #	Sprint Nextel Corp.	3,528,077	8,573,227
	SureWest Communications	15,836	161,686
#	Telephone & Data Systems, Inc.	80,200	2,446,902
	Telephone & Data Systems, Inc. Special Shares	56,739	1,537,627
*	United States Cellular Corp.	33,568	1,408,178
#	Verizon Communications, Inc.	1,288,981	38,501,862
*	Xeta Corp.	18,366	34,161
Total Telecommunication Services			126,713,727

Utilities — (0.3%)
	Maine & Maritimes Corp.	1,600	63,441
* #	Mirant Corp.	152,060	2,610,870
*	Reliant Energy, Inc.	444,750	2,263,778
	Southern Union Co.	1	—
	Unitil Corp.	1,800	36,378
Total Utilities			4,974,467

TOTAL COMMON STOCKS			1,628,704,080

RIGHTS/WARRANTS — (0.0%)
* ●	Lantronix, Inc. Warrants 2008	33	—

26

TEMPORARY CASH INVESTMENTS — (1.1%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	22,102,442	22,102,442

SECURITIES LENDING COLLATERAL — (17.5%)
§ @	DFA Short Term Investment Fund LP	347,032,417	347,032,417

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities, 0.29%, 02/02/09 (Collateralized by $3,766,072 FHLMC 5.500%, 07/01/37, valued at $3,371,874) to be repurchased at $3,273,743	$3,274	3,273,664

TOTAL SECURITIES LENDING COLLATERAL			350,306,081

TOTAL INVESTMENTS - (100.0%)
(Cost $2,788,222,184)##			$2,001,112,603

27

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (74.7%)
Consumer Discretionary — (7.1%)
*	1-800-FLOWERS.COM, Inc.	1,200	$3,012
*	4Kids Entertainment, Inc.	1,000	1,670
* #	99 Cents Only Stores	11,100	93,018
*	A.C. Moore Arts & Crafts, Inc.	2,068	3,495
#	Aaron Rents, Inc.	7,200	157,392
#	Abercrombie & Fitch Co.	8,600	153,510
	Acme United Corp.	500	3,590
#	Advance Auto Parts, Inc.	10,000	327,300
* #	Aeropostale, Inc.	5,550	117,160
	Aldila, Inc.	700	2,695
*	Alloy, Inc.	2,475	12,301
* #	Amazon.com, Inc.	39,200	2,305,744
	Ambassadors Group, Inc.	1,423	11,768
* #	American Apparel, Inc.	6,300	12,789
#	American Axle & Manufacturing Holdings, Inc.	2,220	2,420
	American Eagle Outfitters, Inc.	18,400	165,784
	American Greetings Corp. Class A	4,030	17,490
* #	America’s Car-Mart, Inc.	1,800	16,362
	Ameristar Casinos, Inc.	4,910	44,043
* #	AnnTaylor Stores Corp.	7,245	35,645
* #	Apollo Group, Inc. Class A	22,083	1,798,881
	Arbitron, Inc.	1,325	19,901
#	Arctic Cat, Inc.	2,500	10,725
	Ark Restaurants Corp.	400	4,168
	ArvinMeritor, Inc.	4,843	8,475
#	Asbury Automotive Group, Inc.	1,500	5,370
*	ATC Technology Corp.	2,100	27,405
* #	AutoNation, Inc.	16,898	156,813
* #	Autozone, Inc.	3,600	478,404
*	Avatar Holdings, Inc.	1,000	25,950
*	Bakers Footwear Group, Inc.	599	240
*	Ballantyne of Omaha, Inc.	2,600	3,770
* #	Bally Technologies, Inc.	4,500	90,855
	Barnes & Noble, Inc.	5,700	93,594
*	Barry (R.G.) Corp.	1,300	8,333
	Bassett Furniture Industries, Inc.	1,400	4,606
	Beasley Broadcast Group, Inc.	405	607
#	Beazer Homes USA, Inc.	1,500	1,545
	bebe Stores, Inc.	13,900	78,535
* #	Bed Bath and Beyond, Inc.	27,830	646,491
	Belo Corp. Class A	2,140	3,060
*	Benihana, Inc.	900	2,106
*	Benihana, Inc. Class A	1,200	2,928

#	Best Buy Co., Inc.	16,620	465,692
	Big 5 Sporting Goods Corp.	3,046	16,022
* #	Big Lots, Inc.	10,052	135,199
* #	BJ’s Restaurants, Inc.	3,198	35,498
#	Black & Decker Corp.	6,320	182,711
#	Blockbuster, Inc. Class A	4,800	6,144
*	Blockbuster, Inc. Class B	2,497	2,097
* #	Blue Nile, Inc.	2,096	42,381
	Blyth, Inc.	2,300	7,843
#	Bob Evans Farms, Inc.	3,500	61,460
	Books-A-Million, Inc.	2,095	4,902
#	BorgWarner, Inc.	11,000	185,680
#	Boyd Gaming Corp.	5,020	24,146
#	Brinker International, Inc.	4,660	51,120
*	Brink’s Home Security Holdings, Inc.	5,900	134,933
#	Brookfield Homes Corp.	2,400	5,976
	Brown Shoe Company, Inc.	4,175	19,581
#	Brunswick Corp.	3,960	11,009
	Buckle, Inc.	4,670	98,770
* #	Buffalo Wild Wings, Inc.	1,800	40,428
*	Build-A-Bear-Workshop, Inc.	700	2,940
	Bunge, Ltd.	11,270	483,934
#	Burger King Holdings, Inc.	10,400	231,400
* #	Cabela’s, Inc.	7,500	42,075
#	Cablevision Systems New York Group Class A	23,610	378,468
*	Cache, Inc.	2,300	4,301
* #	California Coastal Communities, Inc.	1,400	1,764
* #	California Pizza Kitchen, Inc.	2,415	25,019
#	Callaway Golf Co.	7,300	55,553
	Canterbury Park Holding Corp.	500	3,160
* #	Capella Education Co.	2,800	154,924
* #	Career Education Corp.	9,659	210,566
* #	CarMax, Inc.	27,754	229,526
	Carmike Cinemas, Inc.	443	890
	Carnival Corp.	36,461	663,226
*	Carriage Services, Inc.	3,100	6,851
*	Carrols Restaurant Group, Inc.	1,300	4,173
* #	Carter’s, Inc.	7,800	132,522
*	Casual Male Retail Group, Inc.	1,647	626
#	Cato Corp. Class A	4,150	54,904
*	Cavalier Homes, Inc.	1,900	2,584
*	Cavco Industries, Inc.	1,157	28,323
	CBS Corp. Class A	5,475	31,645
	CBS Corp. Class B	35,823	204,908
* #	CEC Entertainment, Inc.	2,357	55,012
#	Centex Corp.	12,400	105,524
* #	Charles and Colvard, Ltd.	900	234
*	Charlotte Russe Holding, Inc.	1,097	5,650
* #	Charming Shoppes, Inc.	3,600	3,888
* #	Cheesecake Factory, Inc.	6,513	56,533
#	Cherokee, Inc.	542	8,282
* #	Chico’s FAS, Inc.	3,800	15,048
* #	Chipotle Mexican Grill, Inc.	1,300	62,088
*	Chipotle Mexican Grill, Inc. Class B	1,600	72,832
	Choice Hotels International, Inc.	6,820	179,502

#	Christopher & Banks Corp.	4,050	15,714
*	Chromcraft Revington, Inc.	100	28
#	Churchill Downs, Inc.	1,419	48,970
	Cinemark Holdings, Inc.	13,300	105,203
* #	Citi Trends, Inc.	1,200	11,436
	CKE Restaurants, Inc.	3,337	27,697
* #	Coach, Inc.	22,368	326,573
* #	Coinstar, Inc.	3,000	68,940
*	Coldwater Creek, Inc.	12,249	34,542
	Collectors Universe, Inc.	1,250	4,800
#	Columbia Sportswear Co.	3,964	113,846
	Comcast Corp. Class A	243,921	3,573,443
	Comcast Corp. Special Class A	97,875	1,358,505
* #	Conn’s, Inc.	1,484	18,045
#	Cooper Tire & Rubber Co.	7,169	33,479
* #	Corinthian Colleges, Inc.	12,300	229,764
* #	Cosi, Inc.	1,288	424
	Courier Corp.	956	15,019
* #	Cox Radio, Inc.	4,206	21,240
#	CPI Corp.	731	5,044
#	Cracker Barrel Old Country Store, Inc.	1,600	28,112
	Craftmade International, Inc.	500	1,037
* #	Crown Media Holdings, Inc.	4,987	8,229
	CSS Industries, Inc.	1,450	21,996
*	Culp, Inc.	1,566	2,944
*	Cybex International, Inc.	799	1,446
#	D.R. Horton, Inc.	33,491	199,606
#	Darden Restaurants, Inc.	15,290	400,904
* #	Deckers Outdoor Corp.	1,526	79,718
*	dELiA*s, Inc.	1,100	2,189
*	Design Within Reach, Inc.	2,500	1,150
*	Destination Maternity Corp.	1,400	11,900
#	DeVry, Inc.	10,040	537,943
* #	DG FastChannel, Inc.	2,800	40,572
* #	Dick’s Sporting Goods, Inc.	8,014	88,234
	Dillards, Inc. Class A	536	2,332
#	DineEquity, Inc.	1,500	13,260
*	Discovery Communications, Inc. (25470F104)	8,101	117,464
*	Discovery Communications, Inc. (25470F302)	15,736	226,284
* #	DISH Network Corp.	18,100	232,404
	Disney (Walt) Co.	201,207	4,160,961
*	Dixie Group, Inc.	812	1,259
* #	Dollar Tree, Inc.	12,700	542,417
* #	Domino’s Pizza, Inc.	2,088	13,969
	Dover Downs Gaming & Entertainment, Inc.	2,000	6,380
	Dover Motorsports, Inc.	2,400	3,720
*	Dr Pepper Snapple Group, Inc.	25,200	414,540
*	DreamWorks Animation SKG, Inc.	4,200	92,190
* #	Drew Industries, Inc.	2,900	24,998
* #	DSW, Inc.	2,194	21,896
	E.W. Scripps Co.	2,890	4,653
#	Eastman Kodak Co.	27,360	123,941
*	Eddie Bauer Holdings, Inc.	2,100	1,575
*	Einstein Noah Restaurant Group, Inc.	1,810	12,525
*	Emerson Radio Corp.	869	452

* #	Empire Resorts, Inc.	3,822	4,472
* #	Enova Systems, Inc.	600	264
#	Ethan Allen Interiors, Inc.	4,400	50,116
* #	Expedia, Inc.	1,914	17,092
#	Family Dollar Stores, Inc.	20,000	555,400
*	Famous Dave’s of America, Inc.	1,098	3,360
*	FGX International Holdings, Ltd.	3,889	48,224
	Finish Line, Inc. Class A	7,355	34,936
	Fisher Communications, Inc.	1,200	18,300
	Foot Locker, Inc.	23,641	173,998
* #	Ford Motor Co.	211,457	395,425
	Fortune Brands, Inc.	14,200	454,400
* #	Fossil, Inc.	8,850	102,129
#	Fred’s, Inc.	5,617	57,630
* #	Fuel Systems Solutions, Inc.	2,050	53,587
*	Full House Resorts, Inc.	1,801	1,945
	Furniture Brands International, Inc.	3,956	8,110
* #	GameStop Corp. Class A	17,997	445,966
*	GameTech International, Inc.	2,000	2,500
*	Gaming Partners International Corp.	800	5,488
* #	Gander Mountain Co.	2,759	5,684
	Gap, Inc.	74,030	835,058
*	Gaylord Entertainment Co.	3,737	39,612
#	General Motors Corp.	17,870	53,789
* #	Genesco, Inc.	1,900	29,260
*	Gentek, Inc.	1,260	17,199
#	Gentex Corp.	10,746	90,159
#	Genuine Parts Co.	22,830	731,017
*	G-III Apparel Group, Ltd.	2,538	13,959
* #	Goodyear Tire & Rubber Co.	27,877	172,001
#	Group 1 Automotive, Inc.	2,900	28,913
* #	GSI Commerce, Inc.	6,646	56,956
#	Guess?, Inc.	8,400	135,156
* #	Gymboree Corp.	2,600	63,700
#	H&R Block, Inc.	25,180	521,981
* #	Hanesbrands, Inc.	7,677	69,016
#	Harley-Davidson, Inc.	15,800	192,444
#	Harman International Industries, Inc.	4,725	76,025
*	Harris Interactive, Inc.	4,011	2,005
#	Harte-Hanks, Inc.	864	5,443
#	Hasbro, Inc.	15,000	361,950
#	Haverty Furniture Co., Inc.	2,800	22,456
*	Hawk Corp.	1,220	20,606
	Hearst-Argyle Television, Inc.	5,500	21,670
	Heelys, Inc.	2,910	5,936
*	Helen of Troy, Ltd.	4,600	48,162
* #	Hibbett Sporting Goods, Inc.	2,888	39,306
#	Hillenbrand, Inc.	7,105	131,371
*	Hollywood Media Corp.	6,000	5,880
#	Home Depot, Inc.	177,400	3,819,422
	Hooker Furniture Corp.	1,600	12,928
* #	Hot Topic, Inc.	7,425	63,409
*	HSN, Inc.	3,104	14,744
* #	Iconix Brand Group, Inc.	8,798	72,759
	Interactive Data Corp.	13,419	306,087

	Interface, Inc. Class A	5,100	20,808
#	International Game Technology	24,300	257,580
#	International Speedway Corp. Class A	2,975	69,258
*	Interpublic Group of Companies, Inc.	51,966	173,047
*	Interstate Hotels & Resorts, Inc.	4,285	2,142
*	Interval Leisure Group, Inc.	3,110	15,581
* #	iRobot Corp.	2,385	18,126
*	Isle of Capri Casinos, Inc.	1,100	3,113
* #	ITT Educational Services, Inc.	5,590	684,831
*	J. Alexander’s Corp.	800	2,000
* #	J. Crew Group, Inc.	7,920	79,200
#	J.C. Penney Co., Inc.	24,470	409,872
* #	Jack in the Box, Inc.	5,200	117,468
#	Jackson Hewitt Tax Service, Inc.	3,500	46,340
* #	JAKKS Pacific, Inc.	3,600	66,024
* #	Jarden Corp.	11,125	116,034
* #	Jo-Ann Stores, Inc.	2,773	35,411
	Johnson Controls, Inc.	66,847	836,256
	Johnson Outdoors, Inc.	1,287	9,768
#	Jones Apparel Group, Inc.	9,955	34,444
*	Jos. A. Bank Clothiers, Inc.	1,800	49,428
	Journal Communications, Inc. Class A	1,700	3,043
#	KB HOME	8,300	88,561
	Kenneth Cole Productions, Inc. Class A	1,100	7,029
	Kimball International, Inc. Class B	2,500	17,225
* #	Knology, Inc.	3,300	15,510
* #	Kohl’s Corp.	28,760	1,055,780
*	Kona Grill, Inc.	800	1,360
* #	Krispy Kreme Doughnuts, Inc.	7,870	10,939
	KSW, Inc.	208	553
#	K-Swiss, Inc. Class A	3,162	33,897
*	Lakeland Industries, Inc.	1,000	7,710
*	Lakes Entertainment, Inc.	3,500	10,360
*	Lamar Advertising Co.	3,200	28,832
* #	Las Vegas Sands Corp.	4,536	23,360
*	Lazare Kaplan International, Inc.	1,363	5,043
#	La-Z-Boy, Inc.	3,819	3,704
*	LeapFrog Enterprises, Inc.	4,800	9,648
*	Lear Corp.	4,340	3,949
#	Leggett & Platt, Inc.	23,177	289,481
	Lennar Corp. Class A	17,400	133,806
	Libbey, Inc.	2,370	2,939
* #	Liberty Global, Inc. Class A	6,144	89,518
*	Liberty Global, Inc. Class B	95	1,386
* #	Liberty Global, Inc. Series C	6,167	88,311
*	Liberty Media Corp. - Entertainment Class A	45,852	841,384
*	Liberty Media Corp. - Entertainment Class B	2,074	38,307
*	Liberty Media Holding Corp. Capital Class A	10,873	59,693
*	Liberty Media Holding Corp. Capital Class B	95	467
*	Liberty Media Holding Corp. Interactive Class A	55,412	173,994
*	Liberty Media Holding Corp. Interactive Class B	400	1,268
* #	Life Time Fitness, Inc.	2,830	41,912
#	Lifetime Brands, Inc.	1,363	2,385
	Limited Brands, Inc.	32,050	253,836
*	LIN TV Corp.	160	112

* #	Lincoln Educational Services	3,676	53,743
* #	Live Nation, Inc.	10,041	52,514
	Liz Claiborne, Inc.	5,754	12,659
* #	LKQ Corp.	9,489	109,598
*	Lodgian, Inc.	3,193	5,907
#	Lowe’s Companies, Inc.	157,590	2,879,169
*	Luby’s, Inc.	3,749	17,020
	M/I Homes, Inc.	2,200	19,448
#	Macy’s, Inc.	41,825	374,334
*	Maidenform Brands, Inc.	2,442	21,856
#	Marine Products Corp.	4,772	17,847
*	MarineMax, Inc.	135	238
#	Marriott International, Inc. Class A	18,800	306,628
* #	Martha Stewart Living Omnimedia, Inc.	3,600	8,424
* #	Marvel Entertainment, Inc.	9,400	258,594
#	Mattel, Inc.	31,395	445,495
#	Matthews International Corp. Class A	3,700	144,078
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	7,808
#	McDonald’s Corp.	146,759	8,514,957
	McGraw-Hill Companies, Inc.	29,500	648,705
#	MDC Holdings, Inc.	5,060	155,038
#	Media General, Inc. Class A	3,100	6,045
* #	Mediacom Communications Corp.	6,500	35,100
#	Meredith Corp.	4,140	66,116
* #	Meritage Homes Corp.	3,900	42,978
* #	MGM Mirage	26,500	212,000
*	Midas, Inc.	2,526	22,102
	Modine Manufacturing Co.	2,200	6,028
*	Mohawk Industries, Inc.	7,754	248,981
	Monaco Coach Corp.	2,700	1,566
*	Monarch Casino & Resort, Inc.	3,400	34,816
	Monro Muffler Brake, Inc.	3,088	74,946
* #	Morgans Hotel Group	2,830	10,329
* #	Morningstar, Inc.	4,100	142,147
*	Morton’s Restaurant Group, Inc.	2,690	4,842
	Movado Group, Inc.	2,362	18,140
*	MTR Gaming Group, Inc.	2,500	3,750
*	Multimedia Games, Inc.	2,364	4,042
*	Nathan’s Famous, Inc.	1,109	15,238
#	National CineMedia, Inc.	4,700	47,376
	National Presto Industries, Inc.	1,200	80,568
	Nautilus Group, Inc.	4,700	6,533
* #	Netflix, Inc.	7,800	281,892
	New Frontier Media, Inc.	2,900	4,785
*	New Motion, Inc.	857	943
*	New York & Co., Inc.	6,619	13,106
#	Newell Rubbermaid, Inc.	32,390	261,711
	News Corp. Class A	209,287	1,337,344
#	News Corp. Class B	85,100	616,124
#	NIKE, Inc. Class B	45,600	2,063,400
	Nobility Homes, Inc.	35	266
#	Nordstrom, Inc.	18,400	233,496
#	Nutri/System, Inc.	2,800	36,092
*	NVR, Inc.	606	258,211
*	Office Depot, Inc.	594	1,283

	OfficeMax, Inc.	493	2,716
#	Omnicom Group, Inc.	18,000	466,020
*	Orbitz Worldwide, Inc.	2,600	7,800
#	Orleans Homebuilders, Inc.	2,145	2,574
	O’Charleys, Inc.	2,600	6,500
* #	O’Reilly Automotive, Inc.	18,578	540,062
*	Outdoor Channel Holdings, Inc.	3,807	23,185
*	Overstock.com, Inc.	2,830	31,073
	Oxford Industries, Inc.	2,300	15,318
*	P.F. Chang’s China Bistro, Inc.	900	15,957
*	Palm Harbor Homes, Inc.	3,379	11,962
* #	Panera Bread Co.	3,600	169,128
* #	Papa John’s International, Inc.	2,800	53,228
*	PC Mall, Inc.	2,400	9,528
* #	Penn National Gaming, Inc.	7,500	139,875
	Pennichuck Corp.	600	10,494
#	Penske Automotive Group, Inc.	14,010	103,954
*	Perry Ellis International, Inc.	1,765	6,778
* #	PetMed Express, Inc.	3,200	46,208
	PetSmart, Inc.	15,805	296,660
	Phillips-Van Heusen Corp.	6,191	117,753
* #	Pinnacle Entertainment, Inc.	6,348	43,039
* #	Playboy Enterprises, Inc. Class B	3,500	6,055
* #	PokerTek, Inc.	1,089	1,252
#	Polaris Industries, Inc.	2,725	57,961
#	Polo Ralph Lauren Corp.	5,500	225,665
*	Pomeroy IT Solutions, Inc.	300	903
	Pool Corp.	5,925	93,911
#	Pre-Paid Legal Services, Inc.	1,600	53,792
* #	Priceline.com, Inc.	3,400	228,106
* #	Princeton Review, Inc.	4,059	19,930
#	Pulte Homes, Inc.	29,090	295,263
*	Q.E.P. Co., Inc.	500	640
*	Quiksilver, Inc.	2,890	6,069
#	RadioShack Corp.	16,100	184,506
*	Rainmaker Systems, Inc.	1,400	1,386
*	RC2 Corp.	1,400	8,134
	RCN Corp.	4,500	16,560
*	Red Lion Hotels Corp.	2,934	6,543
* #	Red Robin Gourmet Burgers, Inc.	2,200	26,796
	Regis Corp.	5,020	56,475
* #	Rent-A-Center, Inc.	5,580	82,863
*	Rentrak Corp.	1,137	14,099
*	Retail Ventures, Inc.	5,540	13,241
*	Rick’s Cabaret International, Inc.	1,400	5,572
#	Ross Stores, Inc.	9,700	285,374
#	Royal Caribbean Cruises, Ltd.	6,900	44,781
*	Rubio’s Restaurants, Inc.	1,297	4,669
#	Ruby Tuesday, Inc.	6,390	7,924
	Russ Berrie & Co., Inc.	4,500	7,695
*	Ruth’s Hospitality Group, Inc.	525	593
	Ryland Group, Inc.	4,100	63,960
*	Saga Communications, Inc.	506	2,238
	Saks, Inc.	13,700	34,524
* #	Sally Beauty Holdings, Inc.	7,850	37,130

	Sauer-Danfoss, Inc.	4,508	33,990
	Scholastic Corp.	3,900	42,510
*	Scientific Games Corp.	8,110	101,943
	Scripps Networks Interactive	2,849	61,168
* #	Sealy Corp.	11,200	20,720
* #	Sears Holdings Corp.	10,738	439,399
#	Service Corp. International	30,793	140,108
#	Sherwin-Williams Co.	16,400	783,100
	Shiloh Industries, Inc.	3,192	7,342
*	Shoe Carnival, Inc.	1,330	10,440
*	Shuffle Master, Inc.	3,226	10,936
*	Shutterfly, Inc.	1,400	9,254
#	Sinclair Broadcast Group, Inc. Class A	4,200	7,770
*	Skechers U.S.A., Inc. Class A	3,800	37,848
	Skyline Corp.	1,300	26,104
* #	Smith & Wesson Holding Corp.	4,800	11,328
#	Snap-On, Inc.	5,200	156,936
#	Sonic Automotive, Inc.	2,001	4,062
* #	Sonic Corp.	6,788	66,115
#	Sotheby’s Class A	9,579	83,242
* #	Source Interlink Companies, Inc.	436	48
	Spartan Motors, Inc.	3,375	14,647
#	Speedway Motorsports, Inc.	6,413	92,604
*	Sport Chalet, Inc. Class A	891	312
	Sport Supply Group, Inc.	2,340	18,860
	Stage Stores, Inc.	3,750	26,812
* #	Stamps.com, Inc.	1,943	15,894
	Standard Motor Products, Inc.	1,900	4,465
	Standard Pacific Corp.	2,541	3,583
	Stanley Furniture, Inc.	1,979	15,535
#	Staples, Inc.	59,750	952,415
* #	Starbucks Corp.	71,560	675,526
#	Starwood Hotels & Resorts Worldwide, Inc.	23,087	349,075
*	Steinway Musical Instruments, Inc.	900	10,404
* #	Steven Madden, Ltd.	2,850	49,533
	Stewart Enterprises, Inc.	12,500	42,750
*	Stoneridge, Inc.	2,247	4,404
	Strattec Security Corp.	200	1,960
#	Strayer Education, Inc.	2,000	432,860
	Sturm Ruger & Co., Inc.	3,300	21,813
#	Superior Industries International, Inc.	2,594	26,640
	Superior Uniform Group, Inc.	162	1,293
	Systemax, Inc.	6,196	62,765
	Talbots, Inc.	5,870	11,916
	Tandy Brand Accessories, Inc.	700	1,085
*	Tandy Leather Factory, Inc.	663	1,117
#	Target Corp.	73,934	2,306,741
#	Tempur-Pedic International, Inc.	7,700	53,900
*	Tenneco Automotive, Inc.	3,900	7,176
* #	Texas Roadhouse, Inc.	8,700	66,381
*	The Children’s Place Retail Stores, Inc.	2,940	55,301
* #	The DIRECTV Group, Inc.	111,700	2,446,230
* #	The Dress Barn, Inc.	6,200	53,444
	The Marcus Corp.	2,400	24,792
#	The Men’s Wearhouse, Inc.	5,635	65,648

#	The New York Times Co. Class A	12,440	61,827
#	The Pep Boys - Manny, Moe & Jack	200	578
	The Stanley Works	8,957	279,996
*	The Steak n Shake Co.	2,800	16,016
#	The TJX Companies, Inc.	58,450	1,135,099
* #	The Walking Co Holdings, Inc.	1,383	3,610
* #	The Wet Seal, Inc. Class A	11,405	29,767
	Thor Industries, Inc.	9,000	95,220
*	Ticketmaster Entertainment, Inc.	64	381
#	Tiffany & Co.	11,300	234,475
* #	Timberland Co. Class A	5,600	61,544
* #	Time Warner Cable, Inc.	96,494	1,797,683
	Time Warner, Inc.	333,510	3,111,648
* #	TiVo, Inc.	11,800	84,842
* #	Toll Brothers, Inc.	17,900	304,658
*	Town Sports International Holdings, Inc.	3,678	7,282
* #	Tractor Supply Co.	5,131	172,966
*	True Religion Apparel, Inc.	2,500	28,525
*	TRW Automotive Holdings Corp.	5,638	17,421
*	Tuesday Morning Corp.	3,200	3,776
#	Tupperware Corp.	7,300	150,088
	Tyco Electronics, Ltd.	42,900	607,464
* #	Under Armour, Inc. Class A	3,200	59,200
* #	Unifi, Inc.	9,550	17,572
#	Unifirst Corp.	1,625	42,640
*	Universal Electronics, Inc.	1,700	19,176
* #	Universal Technical Institute, Inc.	3,500	61,355
* #	Urban Outfitters, Inc.	19,773	308,063
#	V.F. Corp.	10,550	591,011
* #	Vail Resorts, Inc.	3,200	74,624
*	Valassis Communications, Inc.	6,048	7,741
	Value Line, Inc.	400	14,404
* #	VCG Holding Corp.	2,400	3,792
* #	Viacom, Inc. Class A	7,021	114,232
* #	Viacom, Inc. Class B	67,966	1,002,498
	Virco Manufacturing Corp.	1,855	3,895
* #	Volcom, Inc.	2,019	16,738
	WABCO Holdings, Inc.	6,240	93,288
*	Warnaco Group, Inc.	5,180	117,275
#	Warner Music Group Corp.	17,667	36,217
	Washington Post Co.	304	118,730
#	Weight Watchers International, Inc.	7,800	177,918
	Wendy’s/Arby’s Group, Inc.	27,895	140,591
* #	West Marine, Inc.	2,181	11,123
#	Whirlpool Corp.	8,775	293,348
#	Wiley (John) & Sons, Inc. Class A	4,000	141,720
*	Williams Controls, Inc.	800	5,480
	Williams-Sonoma, Inc.	12,200	96,624
*	Winmark Corp.	300	3,079
#	Winnebago Industries, Inc.	1,700	9,401
* #	WMS Industries, Inc.	4,590	101,990
#	Wolverine World Wide, Inc.	5,450	98,863
#	World Wrestling Entertainment, Inc.	3,100	30,194
	Wyndham Worldwide Corp.	10,191	62,471
* #	Wynn Resorts, Ltd.	4,860	146,189

#	Yum! Brands, Inc.	42,617	1,219,699
*	Zale Corp.	4,823	5,981
* #	Zumiez, Inc.	3,469	24,803
Total Consumer Discretionary			90,087,580

Consumer Staples — (10.0%)
#	Alberto-Culver Co.	10,350	253,161
	Alico, Inc.	1,200	33,600
*	Alliance One International, Inc.	14,189	34,054
	Altria Group, Inc.	288,315	4,768,730
#	American Italian Pasta Co.	22	520
	Andersons, Inc.	1,600	26,224
#	Archer-Daniels-Midland Co.	67,990	1,861,566
#	Avon Products, Inc.	33,400	683,030
	B&G Foods, Inc.	4,970	23,061
*	Bare Escentuals, Inc.	9,315	33,813
* #	BJ’s Wholesale Club, Inc.	7,800	223,704
*	Boston Beer Co., Inc. Class A	1,400	35,336
	Brown-Forman Corp. Class A	8,170	388,075
#	Brown-Forman Corp. Class B	12,911	586,289
#	Calavo Growers, Inc.	1,800	21,960
#	Cal-Maine Foods, Inc.	2,100	56,868
	Campbell Soup Co.	42,000	1,275,540
* #	Caribou Coffee Co.	1,000	1,500
	Casey’s General Stores, Inc.	8,190	174,037
	CCA Industries, Inc.	593	1,826
* #	Central European Distribution Corp.	6,195	74,959
*	Central Garden & Pet Co.	2,800	16,912
* #	Central Garden & Pet Co. Class A	8,730	52,380
* #	Chattem, Inc.	2,700	182,520
#	Chiquita Brands International, Inc.	4,900	68,502
	Church & Dwight Co., Inc.	9,666	514,521
#	Clorox Co.	19,552	980,533
#	Coca-Cola Co.	242,636	10,365,410
	Coca-Cola Enterprises, Inc.	51,644	579,962
	Colgate-Palmolive Co.	70,428	4,580,637
*	Collective Brands, Inc.	8,500	90,695
	ConAgra, Inc.	43,749	748,108
*	Constellation Brands, Inc. Class A	15,300	222,156
	Corn Products International, Inc.	7,000	162,050
#	Costco Wholesale Corp.	33,000	1,485,990
*	Cuisine Solutions, Inc.	1,364	873
	CVS Caremark Corp.	154,637	4,156,643
*	Darling International, Inc.	8,700	39,933
* #	Dean Foods Co.	9,750	188,565
	Del Monte Foods Co.	23,620	157,309
#	Diamond Foods, Inc.	2,435	62,531
* #	Elizabeth Arden, Inc.	3,500	20,405
* #	Energizer Holdings, Inc.	4,700	223,861
#	Estee Lauder Companies, Inc.	11,200	294,000
	Farmer Brothers Co.	2,399	48,844
#	Flowers Foods, Inc.	13,158	282,765
	General Mills, Inc.	47,155	2,789,218
#	Great Atlantic & Pacific Tea, Inc.	4,751	33,827
* #	Green Mountain Coffee, Inc.	3,191	122,088

* #	Hain Celestial Group, Inc.	4,326	65,842
* #	Hansen Natural Corp.	5,324	178,354
	Heinz (H.J.) Co.	28,800	1,051,200
#	Hormel Foods Corp.	18,930	564,682
	Imperial Sugar Co.	1,726	19,607
	Ingles Market, Inc. Class A	2,210	31,515
*	Integrated Biopharma, Inc.	800	184
	Inter Parfums, Inc.	3,152	19,038
#	J & J Snack Foods Corp.	2,891	100,925
	J.M. Smucker Co.	13,276	599,411
#	Kellogg Co.	34,200	1,494,198
#	Kimberly-Clark Corp.	39,910	2,054,168
	Kraft Foods, Inc.	209,924	5,888,368
#	Lancaster Colony Corp.	2,988	108,793
#	Lance, Inc.	4,400	82,852
* #	Lifeway Foods, Inc.	1,134	8,392
	Lorillard, Inc.	20,332	1,208,941
#	Mannatech, Inc.	2,370	6,375
	McCormick & Co., Inc.	10,214	327,257
	McCormick & Co., Inc. Voting Common Stock	607	19,491
*	Medifast, Inc.	3,000	23,220
	MGP Ingredients, Inc.	500	276
	Molson Coors Brewing Co.	17,350	698,684
	Nash-Finch Co.	1,700	73,151
*	National Beverage Corp.	5,976	52,051
*	Natural Alternatives International, Inc.	1,000	6,100
*	NBTY, Inc.	2,800	52,836
#	Nu Skin Enterprises, Inc. Class A	6,210	58,933
	Oil-Dri Corp. of America	641	10,288
*	Omega Protein Corp.	2,400	9,168
*	Overhill Farms, Inc.	2,000	9,200
*	Pantry, Inc.	2,700	44,901
*	Parlux Fragrances, Inc.	3,044	8,523
* #	Peet’s Coffee & Tea, Inc.	2,000	40,640
	PepsiAmericas, Inc.	14,300	230,659
#	PepsiCo, Inc.	180,780	9,080,579
	Philip Morris International, Inc.	199,700	7,418,855
#	Pilgrim’s Pride Corp.	3,235	2,297
*	Prestige Brands Holdings, Inc.	5,080	32,258
	PriceSmart, Inc.	3,522	57,409
	Procter & Gamble Co.	421,570	22,975,565
	Ralcorp Holdings, Inc.	6,195	366,868
	Reddy Ice Holdings, Inc.	500	810
#	Reliv’ International, Inc.	1,707	8,108
*	Revlon, Inc.	4,600	27,186
	Reynolds American, Inc.	41,110	1,569,580
#	Rocky Mountain Chocolate Factory, Inc.	1,050	6,751
#	Ruddick Corp.	6,200	149,110
#	Safeway, Inc.	43,900	940,777
#	Sanderson Farms, Inc.	1,550	56,079
*	Sanfilippo (John B.) & Son, Inc.	1,596	8,778
	Sara Lee Corp.	42,837	429,655
* #	Smart Balance, Inc.	34	247
* #	Smithfield Foods, Inc.	14,403	170,964
	Spartan Stores, Inc.	3,059	56,836

*	Star Scientific, Inc.	11,934	39,382
	SUPERVALU, Inc.	13,614	238,790
#	Sysco Corp.	42,580	949,108
	Tasty Baking Co.	100	410
#	The Hershey Co.	22,680	845,510
#	The Kroger Co.	68,300	1,536,750
#	Tootsie Roll Industries, Inc.	5,332	127,275
* #	TreeHouse Foods, Inc.	5,030	132,742
	Tyson Foods, Inc. Class A	23,986	212,276
* #	United Natural Foods, Inc.	5,900	91,686
	United-Guardian, Inc.	600	5,655
#	Universal Corp.	2,900	88,682
* #	USANA Health Services, Inc.	2,500	58,025
#	Vector Group, Ltd.	9,339	135,976
#	Walgreen Co.	92,725	2,541,592
#	Wal-Mart Stores, Inc.	481,796	22,702,228
	WD-40 Co.	2,300	57,661
	Weis Markets, Inc.	3,821	118,871
#	Whole Foods Market, Inc.	6,063	62,146
* #	Winn-Dixie Stores, Inc.	5,500	75,570
Total Consumer Staples			127,556,361

Energy — (8.7%)
	Adams Resources & Energy, Inc.	600	10,569
*	Allis-Chalmers Energy, Inc.	4,007	14,425
	Alon USA Energy, Inc.	4,500	53,100
* #	Alpha Natural Resources, Inc.	8,770	143,126
	Anadarko Petroleum Corp.	51,650	1,897,621
	Apache Corp.	32,715	2,453,625
#	Arch Coal, Inc.	14,060	213,571
* #	Arena Resources, Inc.	4,136	100,753
	Atlas America, Inc.	4,038	51,283
* #	ATP Oil & Gas Corp.	3,000	13,410
* #	Atwood Oceanics, Inc.	6,000	99,900
* #	Aventine Renewable Energy Holdings, Inc.	1,200	552
#	Baker Hughes, Inc.	26,900	896,308
*	Basic Energy Services, Inc.	4,100	39,360
	Berry Petroleum Corp. Class A	3,940	28,998
* #	Bill Barret Corp.	4,720	104,359
#	BJ Services Co.	25,397	279,367
* #	Bolt Technology Corp.	1,050	8,137
* #	BPZ Resources, Inc.	6,842	39,410
*	Brigham Exploration Co.	5,300	13,250
* #	Bristow Group, Inc.	2,956	71,506
* #	Bronco Drilling Co., Inc.	2,900	15,312
#	Cabot Oil & Gas Corp.	12,169	334,526
* #	Cal Dive International, Inc.	8,537	54,125
*	Callon Petroleum Co.	3,000	6,330
* #	Cameron International Corp.	19,600	453,936
#	CARBO Ceramics, Inc.	3,490	125,465
* #	Carrizo Oil & Gas, Inc.	3,300	45,738
* #	Cheniere Energy, Inc.	6,400	22,528
	Chesapeake Energy Corp.	52,417	828,713
	Chevron Corp.	195,914	13,815,855
#	Cimarex Energy Co.	11,793	292,938

*	Clayton Williams Energy, Inc.	1,100	43,780
* #	CNX Gas Corp.	19,798	512,372
*	Complete Production Services, Inc.	7,419	47,556
* #	Comstock Resources, Inc.	4,500	171,585
* #	Concho Resources, Inc.	10,600	267,332
	ConocoPhillips	185,246	8,804,742
#	CONSOL Energy, Inc.	20,070	547,108
*	Contango Oil & Gas Co.	2,300	102,580
*	CREDO Petroleum Corp.	1,676	16,693
	Crosstex Energy, Inc.	3,442	11,427
*	Crusader Energy Group, Inc.	23,206	19,029
*	Dawson Geophysical Co.	1,100	17,523
	Delek US Holdings, Inc.	4,100	28,495
* #	Delta Petroleum Corp.	7,018	30,458
* #	Denbury Resources, Inc.	31,280	382,867
	Devon Energy Corp.	41,316	2,545,066
#	Diamond Offshore Drilling, Inc.	14,665	920,375
* #	Dresser-Rand Group, Inc.	9,700	188,956
* #	Dril-Quip, Inc.	4,000	98,000
#	El Paso Corp.	35,300	288,754
*	Encore Acquisition Co.	5,125	139,297
*	Energy Partners, Ltd.	4,434	5,143
	ENSCO International, Inc.	17,361	474,997
#	EOG Resources, Inc.	25,600	1,734,912
* #	Evolution Petroleum Corp.	4,053	6,079
*	EXCO Resources, Inc.	18,562	188,219
* #	Exterran Holdings, Inc.	4,339	96,152
	Exxon Mobil Corp.	550,543	42,105,529
* #	FMC Technologies, Inc.	10,382	307,203
* #	Forest Oil Corp.	9,067	136,005
	Foundation Coal Holdings, Inc.	3,200	51,904
#	Frontier Oil Corp.	11,017	157,323
* #	FX Energy, Inc.	6,300	18,144
*	General Maritime Corp.	1,876	19,923
*	Geokinetics, Inc.	1,200	3,948
* #	Geomet, Inc.	5,849	7,311
*	GeoResources, Inc.	2,107	15,128
*	GMX Resources, Inc.	2,100	47,607
*	Goodrich Petroleum Corp.	3,400	98,260
	Gulf Island Fabrication, Inc.	2,000	25,180
*	Gulfmark Offshore, Inc.	2,800	67,032
*	Gulfport Energy Corp.	3,600	13,788
#	Halliburton Co.	74,631	1,287,385
* #	Harvest Natural Resources, Inc.	4,500	18,000
* #	Helix Energy Solutions Group, Inc.	6,666	34,330
	Helmerich & Payne, Inc.	11,121	249,778
* #	Hercules Offshore, Inc.	2,753	10,241
	Hess Corp.	32,800	1,824,008
*	HKN, Inc.	1,800	4,842
#	Holly Corp.	4,600	107,502
* #	Hornbeck Offshore Services, Inc.	2,800	49,672
* #	International Coal Group, Inc.	18,922	45,791
*	James River Coal Co.	3,190	43,256
*	Key Energy Group, Inc.	8,390	28,610
	Lufkin Industries, Inc.	2,061	72,032

	Marathon Oil Corp.	73,994	2,014,857
* #	Mariner Energy, Inc.	4,836	47,876
#	Massey Energy Co.	8,200	124,476
*	Matrix Service Co.	2,900	15,341
* #	McMoran Exploration Co.	7,200	48,168
*	Mitcham Industries, Inc.	1,600	5,792
	Murphy Oil Corp.	15,200	671,536
*	NATCO Group, Inc. Class A	2,030	34,774
* #	National Coal Corp.	3,063	3,859
* #	National-Oilwell, Inc.	39,285	1,038,695
*	Natural Gas Services Group	1,600	13,680
* #	Newfield Exploration Co.	13,489	258,854
*	Newpark Resources, Inc.	9,600	40,416
#	Noble Corp.	6,490	176,203
	Noble Energy, Inc.	15,161	741,828
*	Northern Oil & Gas, Inc.	3,400	10,744
#	Occidental Petroleum Corp.	85,188	4,647,005
* #	Oceaneering International, Inc.	4,900	168,854
* #	Oil States International, Inc.	5,000	91,550
*	OMNI Energy Services Corp.	4,100	4,756
#	Overseas Shipholding Group, Inc.	3,100	110,670
	Panhandle Royalty Co.	1,200	24,300
*	Parallel Petroleum Corp.	5,265	12,741
*	Parker Drilling Co.	14,081	29,852
#	Patterson-UTI Energy, Inc.	15,595	149,088
#	Peabody Energy Corp.	19,010	475,250
#	Penn Virginia Corp.	4,300	88,580
*	Petrohawk Energy Corp.	29,804	587,437
*	Petroleum Development Corp.	1,800	31,050
* #	PetroQuest Energy, Inc.	5,600	35,448
*	PHI, Inc. Non-Voting	1,871	22,489
*	Pioneer Drilling Co.	4,365	21,694
	Pioneer Natural Resources Co.	10,811	158,273
*	Plains Exploration & Production Co.	10,810	228,307
*	PowerSecure International, Inc.	3,200	12,576
#	Precision Drilling Trust	2,875	14,289
*	Pride International, Inc.	16,880	272,106
* #	Quicksilver Resources, Inc.	9,766	67,678
#	Range Resources Corp.	13,800	494,592
#	Rowan Companies, Inc.	9,680	122,549
	RPC, Inc.	7,600	56,544
#	Schlumberger, Ltd.	68,900	2,811,809
* #	SEACOR Holdings, Inc.	2,400	156,096
#	Smith International, Inc.	24,165	548,545
* #	Southwestern Energy Co.	28,000	886,200
	Spectra Energy Corp.	29,432	427,058
#	St. Mary Land & Exploration Co.	7,000	135,450
*	Stone Energy Corp.	4,742	40,686
#	Sunoco, Inc.	13,690	634,121
* #	Superior Energy Services, Inc.	8,921	138,989
*	Superior Well Services, Inc.	1,917	17,617
*	Swift Energy Corp.	2,730	41,824
*	T-3 Energy Services, Inc.	1,820	23,205
#	Tesoro Petroleum Corp.	12,400	213,652
*	Teton Energy Corp.	700	665

*	TETRA Technologies, Inc.	7,043	36,553
* #	TGC Industries, Inc.	2,350	5,358
	The Williams Companies, Inc.	43,300	612,695
	Tidewater, Inc.	5,100	212,211
* #	Toreador Resources Corp.	1,200	2,856
* #	Trico Marine Services, Inc.	2,200	13,684
* #	Tri-Valley Corp.	3,900	5,265
* #	TXCO Resources, Inc.	4,562	7,345
*	Union Drilling, Inc.	1,746	7,997
* #	Unit Corp.	4,000	99,760
#	USEC, Inc.	12,600	64,134
*	VAALCO Energy, Inc.	7,100	53,321
	Valero Energy Corp.	36,794	887,471
* #	Venoco, Inc.	4,052	12,034
	W&T Offshore, Inc.	6,706	84,294
*	Warren Resources, Inc.	4,260	7,668
* #	Weatherford International, Ltd.	34,720	382,962
#	Western Refining, Inc.	5,100	59,466
*	Westmoreland Coal Co.	1,173	10,733
*	Whiting Petroleum Corp.	4,750	137,750
#	World Fuel Services Corp.	3,475	117,351
#	XTO Energy, Inc.	52,486	1,946,706
Total Energy			111,085,633

Financials — (8.1%)
	1st Source Corp.	3,790	67,462
	21st Century Holding Co.	1,200	5,064
#	Abington Bancorp, Inc.	3,523	24,837
	Advance America Cash Advance Centers, Inc.	677	955
	Advanta Corp. Class B	4,621	3,604
* #	Affiliated Managers Group, Inc.	3,820	153,526
#	AFLAC, Inc.	36,994	858,631
* #	Allegheny Corp.	945	257,446
	Allstate Corp.	77,086	1,670,454
* #	Alphatec Holdings, Inc.	5,100	11,067
	Amcore Financial, Inc.	1,017	1,414
	American Bancorp of New Jersey, Inc.	2,100	22,386
#	American Capital, Ltd.	9,638	27,565
	American Equity Investment Life Holding Co.	4,190	28,031
#	American Express Co.	83,040	1,389,259
	American Financial Group, Inc.	13,400	227,532
	American National Insurance Co.	1,877	104,830
	American Physicians Capital, Inc.	900	38,268
	American River Bankshares	882	8,820
#	American West Bancorporation	164	123
* #	AmeriCredit Corp.	15,200	71,592
	Ameriprise Financial, Inc.	23,300	469,495
	Ameris Bancorp	1,900	14,554
*	Amerisafe, Inc.	2,988	55,965
#	AmeriServe Financial, Inc.	2,100	3,843
	AmTrust Financial Services, Inc.	4,100	33,661
	Anchor Bancorp Wisconsin, Inc.	372	751
	AON Corp.	29,735	1,101,682
*	Arch Capital Group, Ltd.	5,970	359,095
*	Argo Group International Holdings, Ltd.	3,680	114,485

	Arrow Financial Corp.	1,596	37,570
*	Aspen Insurance Holdings, Ltd.	3,200	70,720
	Asset Acceptance Capital Corp.	4,197	17,585
#	Associated Banc-Corp.	14,175	221,839
	Assurant, Inc.	12,170	321,288
	ASTA Funding, Inc.	400	712
	Astoria Financial Corp.	2,620	23,790
	Atlantic Coast Federal Corp.	1,599	6,828
*	Axis Capital Holdings, Ltd.	13,340	323,628
* #	B of I Holding, Inc.	900	4,050
#	BancFirst Corp.	2,300	81,926
	Banco Santander SA Sponsored ADR	4,237	33,221
#	BancorpSouth, Inc.	11,403	215,517
#	BancTrust Financial Group, Inc.	2,903	25,750
	Bank Mutual Corp.	7,500	66,225
	Bank of America Corp.	610,321	4,015,912
* #	Bank of Florida Corp.	1,400	4,326
	Bank of Granite Corp.	1,606	5,043
#	Bank of Hawaii Corp.	5,900	211,633
	Bank of New York Mellon Corp.	90,600	2,332,044
#	Bank of the Ozarks, Inc.	2,040	46,288
#	BankAtlantic Bancorp, Inc.	660	1,531
	BankFinancial Corp.	3,130	30,142
	Banner Corp.	1,200	3,780
#	BB&T Corp.	77,253	1,528,837
*	Beneficial Mutual Bancorp, Inc.	2,800	26,824
	Benjamin Franklin Bancorp, Inc.	700	7,574
#	Berkshire Hills Bancorp, Inc.	1,568	36,879
	BGC Partners, Inc. Class A	4,778	11,515
#	BlackRock, Inc.	12,210	1,328,448
#	BOK Financial Corp.	7,669	286,054
#	Boston Private Financial Holdings, Inc.	7,520	35,419
*	Broadpoint Securities Group, Inc.	10,695	24,064
	Brookline Bancorp, Inc.	8,400	81,228
#	Brooklyn Federal Bancorp, Inc.	100	1,243
#	Brown & Brown, Inc.	18,060	345,488
	Cadence Financial Corp.	1,800	7,794
	Camden National Corp.	900	20,970
	Capital City Bank Group, Inc.	2,796	44,792
	Capital One Financial Corp.	46,051	729,448
#	Capital Southwest Corp.	544	49,863
#	Capitol Bancorp, Ltd.	2,300	13,823
#	Capitol Federal Financial	10,689	442,525
	Cardinal Financial Corp.	3,905	21,673
	Cascade Financial Corp.	500	1,555
#	Cash America International, Inc.	2,635	48,168
#	Cathay General Bancorp	5,887	74,765
*	CB Richard Ellis Group, Inc.	465	1,674
	Center Bancorp, Inc.	1,708	12,485
	Center Financial Corp.	2,200	10,560
*	Central Jersey Bancorp	1,260	8,518
	Central Pacific Financial Corp.	2,783	18,730
	Chemical Financial Corp.	3,399	77,497
	Chubb Corp.	43,186	1,838,860
	Cincinnati Financial Corp.	17,167	376,472

#	CIT Group, Inc.	1,400	3,906
	Citigroup, Inc.	503,509	1,787,457
	Citizens Community Bancorp, Inc.	600	4,128
	Citizens First Bancorp, Inc.	500	625
	Citizens Republic Bancorp, Inc.	13,014	14,966
* #	Citizens, Inc.	6,415	52,282
	City Holding Co.	2,200	56,562
#	City National Corp.	6,700	231,887
#	Clifton Savings Bancorp, Inc.	4,183	43,671
	CME Group, Inc.	5,600	973,896
	CNA Financial Corp.	33,615	390,942
*	CNA Surety Corp.	7,600	125,780
#	CoBiz Financial, Inc.	3,100	14,725
	Cohen & Steers, Inc.	3,700	39,960
	Columbia Banking System, Inc.	2,213	19,696
#	Comerica, Inc.	17,273	287,768
*	Command Security Corp.	631	2,297
#	Commerce Bancshares, Inc.	10,111	353,379
* #	Community Bancorp	200	540
	Community Bank System, Inc.	4,381	78,639
	Community Trust Bancorp, Inc.	2,090	58,457
	Compass Diversified Holdings	4,512	48,775
* #	CompuCredit Corp.	5,700	18,240
*	Conseco, Inc.	7,719	17,985
*	Consumer Portfolio Services, Inc.	623	330
*	Core-Mark Holding Co., Inc.	1,200	22,008
#	Corus Bankshares, Inc.	5,500	6,105
*	Cowen Group, Inc.	600	3,450
*	Crescent Financial Corp.	1,840	6,458
#	Cullen Frost Bankers, Inc.	7,020	307,265
	CVB Financial Corp.	13,213	118,785
*	Dearborn Bancorp, Inc.	105	206
#	Delphi Financial Group, Inc. Class A	5,020	76,153
* #	Diamond Hill Investment Group, Inc.	293	15,063
	Dime Community Bancshares	5,800	58,290
	Discover Financial Services	51,100	365,365
* #	Dollar Financial Corp.	1,400	10,990
	Donegal Group, Inc. Class A	3,297	46,224
* #	E*TRADE Financial Corp.	1,541	1,757
#	East West Bancorp, Inc.	7,220	68,518
	Eastern Insurance Holdings, Inc.	1,500	15,675
#	Eaton Vance Corp.	11,370	217,622
#	EMC Insurance Group, Inc.	1,000	19,420
	Employers Holdings, Inc.	6,450	87,333
*	Encore Bancshares, Inc.	300	1,353
*	Encore Capital Group, Inc.	2,822	14,844
*	Endurance Specialty Holdings, Ltd.	5,492	149,712
	Enterprise Financial Services Corp.	1,766	18,543
	Erie Indemnity Co.	6,057	214,721
	ESSA Bancorp, Inc.	2,588	34,524
	Evercore Partners, Inc. Class A	700	7,861
	Everest Re Group, Ltd.	6,100	384,300
*	ExlService Holdings, Inc.	2,110	16,774
#	F.N.B. Corp.	8,657	68,477
	FBL Financial Group, Inc. Class A	3,582	36,930

* #	FCStone Group, Inc.	1,350	5,197
#	Federal Agriculture Mortgage Corp. Class C	300	996
#	Federated Investors, Inc.	4,650	90,768
	Fidelity National Financial, Inc.	21,299	311,391
#	Fidelity Southern Corp.	1,010	3,020
	Fifth Third Bancorp	63,406	151,540
#	Financial Federal Corp.	2,800	60,816
*	First Acceptance Corp.	6,550	18,405
	First American Corp.	10,600	231,504
#	First Bancorp (318672102)	9,100	64,701
	First Bancorp (318910106)	2,300	33,097
#	First Busey Corp.	5,781	50,584
* #	First Cash Financial Services, Inc.	4,200	70,644
	First Citizens BancShares, Inc.	100	13,986
	First Commonwealth Financial Corp.	11,190	107,312
#	First Community Bancshares, Inc.	1,100	18,931
	First Defiance Financial Corp.	2,282	15,677
	First Financial Bancorp	5,694	46,235
	First Financial Bankshares, Inc.	2,990	132,726
	First Financial Corp.	1,700	56,355
	First Financial Holdings, Inc.	883	13,369
#	First Financial Northwest, Inc.	1,460	12,644
#	First Horizon National Corp.	12,677	120,692
	First Merchants Corp.	1,745	27,362
*	First Mercury Financial Corp.	1,796	19,846
#	First Midwest Bancorp, Inc.	5,405	54,050
	First Niagara Financial Group, Inc.	16,396	214,132
	First Place Financial Corp.	1,100	3,157
* #	First Regional Bancorp	1,800	5,760
	First Security Group, Inc.	1,628	7,114
#	First South Bancorp, Inc.	1,785	14,655
	First State Bancorporation	274	269
	FirstMerit Corp.	11,240	181,751
	Flushing Financial Corp.	1,928	15,270
	FNB United Corp.	1,037	3,038
	Forest City Enterprises, Inc. Class A	3,304	22,335
	Forest City Enterprises, Inc. Class B	3,286	22,739
*	FPIC Insurance Group, Inc.	1,000	38,930
#	Franklin Resources, Inc.	28,523	1,381,084
#	Frontier Financial Corp.	6,500	11,505
	Fulton Financial Corp.	16,509	115,893
*	GAINSCO, INC.	460	660
	Gallagher (Arthur J.) & Co.	13,139	309,686
	GAMCO Investors, Inc.	367	11,465
	Genworth Financial, Inc.	21,770	50,506
	German American Bancorp, Inc.	1,900	21,090
#	GFI Group, Inc.	8,700	27,318
#	Glacier Bancorp, Inc.	9,084	139,439
#	Great Southern Bancorp, Inc.	983	10,420
	Greene Bancshares, Inc.	700	6,923
#	Greenhill & Co., Inc.	3,700	240,574
	Grubb & Ellis Co.	847	534
*	Guaranty Bancorp	5,055	7,684
*	Hallmark Financial Services, Inc.	1,252	9,690
	Hancock Holding Co.	4,000	109,480

	Hanmi Financial Corp.	500	955
	Hanover Insurance Group, Inc.	6,530	263,943
	Harleysville Group, Inc.	4,195	119,306
	Harleysville National Corp.	6,323	58,867
*	Harris & Harris Group, Inc.	3,600	12,636
	Hartford Financial Services Group, Inc.	17,430	229,379
	HCC Insurance Holdings, Inc.	15,625	365,781
	Heartland Financial USA, Inc.	2,993	41,214
	Heritage Commerce Corp.	1,165	8,400
	Heritage Financial Corp.	905	11,068
	Heritage Financial Group	1,785	15,494
*	HFF, Inc.	400	880
*	Hilltop Holdings, Inc.	8,100	81,000
#	Home Bancshares, Inc.	2,684	55,264
	Home Federal Bancorp, Inc.	2,731	24,552
	HopFed Bancorp, Inc.	200	1,940
	Horace Mann Educators Corp.	2,800	26,180
#	Horizon Financial Corp.	483	1,183
#	Hudson City Bancorp, Inc.	58,532	678,971
#	Huntington Bancshares, Inc.	31,200	89,856
	IBERIABANK Corp.	1,925	81,601
	Independence Holding Co.	2,500	7,500
#	Independent Bank Corp. (453836108)	2,695	49,965
	Independent Bank Corp. (453838104)	1,574	2,503
	Infinity Property & Casualty Corp.	800	30,720
	Integra Bank Corp.	2,200	3,542
* #	IntercontinentalExchange, Inc.	5,363	305,316
*	International Assets Holding Corp.	1,100	7,425
#	International Bancshares Corp.	9,940	181,107
	Intervest Bancshares Corp.	754	2,827
	Invesco, Ltd. ADR	23,538	277,513
* #	Investment Technology Group, Inc.	4,654	100,899
*	Investors Bancorp, Inc.	16,500	176,220
*	IPC Holdings, Ltd.	3,700	94,942
#	Irwin Financial Corp.	2,000	4,780
	Janus Capital Group, Inc.	15,600	81,900
#	Jefferies Group, Inc.	15,480	178,639
#	Jones Lang LaSalle, Inc.	3,500	82,635
	JPMorgan Chase & Co.	392,602	10,015,277
* #	KBW, Inc.	3,185	59,814
	Kearny Financial Corp.	12,000	129,480
	KeyCorp	56,647	412,390
	K-Fed Bancorp	1,291	10,328
* #	Knight Capital Group, Inc.	13,657	246,236
#	Lakeland Bancorp, Inc.	2,835	22,141
	Lakeland Financial Corp.	2,100	43,260
	Legacy Bancorp, Inc.	1,200	12,012
#	Legg Mason, Inc.	8,695	139,642
* #	Leucadia National Corp.	25,485	405,721
#	Life Partners Holdings, Inc.	1,800	68,400
	Lincoln National Corp.	17,642	266,923
*	Liquidity Services, Inc.	2,738	19,522
	LNB Bancorp, Inc.	840	4,788
	Loews Corp.	53,656	1,309,206
*	LoopNet, Inc.	3,556	23,114

#	M&T Bank Corp.	15,538	604,584
#	Macatawa Bank Corp.	4,110	11,138
#	MainSource Financial Group, Inc.	3,014	29,447
* #	Markel Corp.	1,093	295,143
*	Market Leader, Inc.	2,600	4,589
*	MarketAxess Holdings, Inc.	400	3,088
*	Marlin Business Services, Inc.	2,700	10,719
	Marsh & McLennan Companies, Inc.	72,865	1,408,480
	Marshall & Ilsley Corp.	29,177	166,601
#	Mastercard, Inc.	11,740	1,594,057
	MB Financial, Inc.	5,050	82,517
* #	MBIA, Inc.	32,300	124,678
#	MBT Financial Corp.	1,485	3,906
#	Meadowbrook Insurance Group, Inc.	5,417	32,881
	Medallion Financial Corp.	3,200	21,632
	Mercantile Bank Corp.	105	496
	Mercer Insurance Group, Inc.	1,116	15,189
	Merchants Bancshares, Inc.	894	17,478
#	Mercury General Corp.	5,946	230,348
*	Meridian Interstate Bancorp, Inc.	100	875
	MetLife, Inc.	71,147	2,044,053
#	Midwest Banc Holdings, Inc.	4,200	4,914
*	Montpelier Re Holdings, Ltd.	2,200	31,108
#	Moody’s Corp.	20,673	442,816
	Morgan Stanley	64,050	1,295,731
*	Move, Inc.	793	1,340
#	Nara Bancorp, Inc.	1,800	10,638
#	National Interstate Corp.	1,900	30,172
#	National Penn Bancshares, Inc.	11,537	111,678
*	Navigators Group, Inc.	2,300	118,082
#	NBT Bancorp, Inc.	4,884	111,551
	Nelnet, Inc. Class A	5,722	79,078
	New England Bancshares, Inc.	1,000	6,500
#	New Westfield Financial, Inc.	5,500	52,965
#	New York Community Bancorp, Inc.	37,305	494,291
	NewAlliance Bancshares, Inc.	16,500	181,335
	NewBridge Bancorp	1,600	3,520
* #	NewStar Financial, Inc.	3,503	10,369
*	Nexity Financial Corp.	300	208
	Northeast Community Bancorp, Inc.	1,876	14,727
	Northern Trust Corp.	23,200	1,334,464
	Northfield Bancorp, Inc.	5,398	53,656
	Northrim Bancorp, Inc.	600	6,036
#	Northwest Bancorp, Inc.	7,000	129,920
	NYMAGIC, Inc.	400	6,824
#	NYSE Euronext, Inc.	6,500	143,000
* #	Ocwen Financial Corp.	8,900	79,210
	Odyssey Re Holdings Corp.	9,000	423,450
	Old National Bancorp	10,275	130,801
	Old Republic International Corp.	25,787	266,122
#	Old Second Bancorp, Inc.	700	6,258
	OneBeacon Insurance Group, Ltd.	1,900	16,055
	optionsXpress Holding, Inc.	5,850	63,706
* #	Oritani Financial Corp.	6,047	90,161
	Pacific Capital Bancorp	4,879	51,766

	Pacific Mercantile Bancorp	1,525	6,405
#	PacWest Bancorp	1,400	23,674
#	Park National Corp.	2,100	113,925
* #	PartnerRe, Ltd.	4,900	321,097
	Peapack-Gladstone Financial Corp.	1,170	25,740
*	Pennsylvania Commerce Bancorp, Inc.	200	4,100
* #	Penson Worldwide, Inc.	2,900	17,342
	Peoples Bancorp, Inc.	1,397	14,068
#	People’s United Financial, Inc.	47,783	781,730
* #	PHH Corp.	6,604	72,974
*	PICO Holdings, Inc.	2,200	55,924
* #	Pinnacle Financial Partners, Inc.	3,600	85,068
*	Piper Jaffray Companies, Inc.	1,004	28,825
*	Platinum Underwriters Holdings, Ltd.	1,337	37,182
*	PMA Capital Corp. Class A	1,000	5,510
	PMI Group, Inc.	6,214	8,637
	PNC Financial Services Group, Inc.	49,259	1,601,903
* #	Portfolio Recovery Associates, Inc.	2,500	58,975
	Preferred Bank	940	5,236
	Presidential Life Corp.	1,100	10,637
	Principal Financial Group, Inc.	23,764	394,245
#	PrivateBancorp, Inc.	4,700	68,526
*	ProAssurance Corp.	4,600	217,396
* #	Progressive Corp.	78,005	947,761
#	Prosperity Bancshares, Inc.	6,800	183,940
	Protective Life Corp.	9,500	78,660
#	Provident Bankshares Corp.	6,499	41,724
	Provident Financial Holdings, Inc.	100	450
	Provident Financial Services, Inc.	10,166	111,114
	Provident New York Bancorp	6,130	58,235
	Prudential Financial, Inc.	41,907	1,079,105
#	QC Holdings, Inc.	2,796	11,883
	Radian Group, Inc.	8,700	28,014
	Rainier Pacific Financial Group, Inc.	700	1,155
#	Raymond James Financial, Inc.	11,422	211,421
#	Regions Financial Corp.	61,882	214,112
#	Reinsurance Group of America, Inc.	12,788	455,636
*	RenaissanceRe Holdings, Ltd.	6,200	277,078
#	Renasant Corp.	3,700	44,807
	Republic Bancorp, Inc. Class A	105	1,890
*	Republic First Bancorp, Inc.	1,100	8,272
	Riverview Bancorp, Inc.	1,705	5,882
	RLI Corp.	3,330	188,112
	Rockville Financial, Inc.	3,373	38,520
	Roma Financial Corp.	4,086	46,499
	Rome Bancorp, Inc.	597	4,639
#	S&T Bancorp, Inc.	4,332	110,163
	S.Y. Bancorp, Inc.	2,030	46,243
	Safety Insurance Group, Inc.	2,500	87,550
	Sanders Morris Harris Group, Inc.	1,200	4,992
	Sandy Spring Bancorp, Inc.	1,969	27,802
#	SCBT Financial Corp.	1,583	42,519
#	Schwab (Charles) Corp.	92,300	1,254,357
*	Seabright Insurance Holdings	2,360	24,473
	Seacoast Banking Corp. of Florida	2,800	12,852

#	Security Bank Corp.	3,328	2,662
#	SEI Investments Co.	11,720	148,492
#	Selective Insurance Group, Inc.	7,200	110,520
	SI Financial Group, Inc.	1,500	9,375
* #	Signature Bank	4,460	114,577
#	Simmons First National Corp. Class A	1,872	46,126
* #	SLM Corp.	28,600	327,470
	Smithtown Bancorp, Inc.	1,563	21,538
	Somerset Hills Bancorp	945	5,802
	South Financial Group, Inc.	9,700	18,236
	Southern Community Financial Corp.	900	3,249
	Southside Bancshares, Inc.	1,707	32,467
	Southwest Bancorp, Inc.	1,600	16,768
*	Specialty Underwriters’ Alliance, Inc.	792	2,582
	StanCorp Financial Group, Inc.	5,700	147,174
	State Auto Financial Corp.	5,240	115,804
	State Bancorp, Inc.	2,047	12,282
#	State Street Corp.	48,284	1,123,569
	StellarOne Corp.	3,670	47,857
#	Sterling Bancorp	1,499	16,519
#	Sterling Bancshares, Inc.	9,900	55,044
	Sterling Financial Corp.	6,517	12,056
	Stewart Information Services Corp.	2,175	32,277
*	Stifel Financial Corp.	3,747	131,295
#	Student Loan Corp.	1,558	73,133
#	Suffolk Bancorp	1,300	39,663
*	Sun American Bancorp	200	60
*	Sun Bancorp, Inc.	2,036	11,524
	SunTrust Banks, Inc.	26,252	321,850
*	Superior Bancorp	975	2,671
#	Susquehanna Bancshares, Inc.	9,642	106,062
*	Susser Holdings Corp.	1,446	18,899
*	SVB Financial Group	3,491	72,508
	SWS Group, Inc.	3,900	57,135
#	Synovus Financial Corp.	42,415	167,963
#	T. Rowe Price Group, Inc.	24,385	672,538
	Taylor Capital Group, Inc.	730	4,665
	TCF Financial Corp.	17,596	218,014
* #	TD Ameritrade Holding Corp.	44,306	497,999
* #	Tejon Ranch Co.	2,171	47,436
	Temecula Valley Bancorp, Inc.	700	805
*	Tennessee Commerce Bancorp, Inc.	700	7,175
*	Texas Capital Bancshares, Inc.	4,203	47,452
	TFS Financial Corp.	44,240	568,926
*	The Bancorp, Inc.	1,500	4,635
#	The Colonial BancGroup, Inc.	1,200	948
	The Goldman Sachs Group, Inc.	41,300	3,334,149
* #	The NASDAQ OMX Group, Inc.	23,430	511,243
#	The Phoenix Companies, Inc.	4,100	7,175
* #	The St. Joe Co.	9,758	234,680
	The Travelers Companies, Inc.	67,540	2,609,746
*	thinkorswim Group, Inc.	3,400	25,568
	Thomas Properties Group, Inc.	2,051	4,102
*	Thomas Weisel Partners Group, Inc.	3,004	9,282
#	TIB Financial Corp.	927	3,689

	TierOne Corp.	400	644
#	Tompkins Financial Corp.	1,449	72,667
#	Torchmark Corp.	10,128	303,840
#	Tower Group, Inc.	3,400	85,238
* #	Tradestation Group, Inc.	5,240	28,872
	Transatlantic Holdings, Inc.	7,080	227,622
*	Tree.com, Inc.	421	1,671
#	TriCo Bancshares	1,628	32,788
	TrustCo Bank Corp.	10,000	67,000
	Trustmark Corp.	8,049	163,395
#	U.S. Bancorp	247,080	3,666,667
#	UCBH Holdings, Inc.	14,200	33,086
#	UMB Financial Corp.	5,418	209,893
#	Umpqua Holdings Corp.	9,118	89,356
	Union Bankshares Corp.	2,400	37,512
*	United America Indemnity, Ltd.	1,553	16,431
#	United Bankshares, Inc.	6,100	128,039
#	United Community Banks, Inc.	4,141	21,326
	United Community Financial Corp.	2,138	1,090
#	United Financial Bancorp, Inc.	2,642	36,222
	United Fire & Casualty Co.	3,165	63,458
*	United PanAm Financial Corp.	1,873	2,004
#	United Security Bancshares	1,842	15,141
	United Western Bancorp, Inc.	1,300	10,569
#	Unitrin, Inc.	5,400	68,904
*	Universal American Corp.	8,200	80,934
	Universal Insurance Holdings, Inc.	1,586	5,741
	Univest Corp. of Pennsylvania	1,893	43,350
	Unum Group	30,140	426,782
#	Valley National Bancorp	19,593	255,101
	ViewPoint Financial Group	4,000	57,080
*	Virginia Commerce Bancorp, Inc.	910	3,795
*	Virtus Investment Partners, Inc.	205	1,242
	W. R. Berkley Corp.	22,117	585,658
	Waddell & Reed Financial, Inc.	7,300	103,076
	Washington Banking Co.	200	1,728
#	Washington Federal, Inc.	10,382	127,491
* #	Waterstone Financial, Inc.	3,363	8,307
#	Webster Financial Corp.	6,924	28,942
#	Wells Fargo & Co.	462,108	8,733,841
	Wesbanco, Inc.	3,164	65,368
	Wesco Financial Corp.	888	267,830
	West Bancorporation	2,033	16,467
#	West Coast Bancorp	2,100	6,237
#	Westamerica Bancorporation	3,900	166,647
* #	Western Alliance Bancorp	4,026	30,638
#	Westwood Holdings Group, Inc.	1,000	27,760
	White Mountains Insurance Group, Ltd.	1,097	264,925
	Whitney Holding Corp.	7,000	90,930
#	Wilmington Trust Corp.	8,293	113,531
#	Wilshire Bancorp, Inc.	4,528	31,062
#	Wintrust Financial Corp.	2,450	32,756
* #	World Acceptance Corp.	1,800	34,470
	Yadkin Valley Financial Corp.	1,900	17,461
	Zenith National Insurance Corp.	5,498	154,164

#	Zions Bancorporation	13,001	193,975
*	ZipRealty, Inc.	3,331	9,627
Total Financials			103,142,332

Health Care — (12.9%)
*	A.D.A.M., Inc.	1,300	4,192
* #	Abaxis, Inc.	1,263	19,981
	Abbott Laboratories	215,835	11,965,892
* #	ABIOMED, Inc.	5,100	68,799
*	Acadia Pharmaceuticals, Inc.	4,516	4,561
*	Accelrys, Inc.	3,112	11,763
* #	Accuray, Inc.	3,900	24,102
* #	Achillion Pharmaceuticals, Inc.	466	531
* #	Acorda Therapeutics, Inc.	2,300	56,419
* #	Advanced Medical Optics, Inc.	5,893	129,469
	Aetna, Inc.	40,600	1,258,600
*	Affymax, Inc.	2,211	28,743
* #	Air Methods Corp.	1,457	28,411
*	Akorn, Inc.	139	310
*	Albany Molecular Research, Inc.	4,200	35,994
* #	Alexion Pharmaceuticals, Inc.	11,100	409,257
*	Alexza Pharmaceuticals, Inc.	4,000	11,560
* #	Align Technology, Inc.	5,300	41,764
* #	Alkermes, Inc.	12,770	146,472
#	Allergan, Inc.	25,400	968,248
*	Alliance Imaging, Inc.	7,800	69,108
*	Allied Healthcare International, Inc.	3,031	3,001
* #	Allos Therapeutics, Inc.	10,300	80,649
	Allscripts-Misys Healthcare Solutions, Inc.	16,100	135,562
* #	Almost Family, Inc.	1,200	37,008
* #	Alnylam Pharmaceuticals, Inc.	800	16,872
* #	AMAG Pharmaceuticals, Inc.	2,000	70,500
* #	Amedisys, Inc.	3,722	153,458
*	America Services Group, Inc.	1,200	13,680
*	American Caresource Holding, Inc.	2,740	19,043
*	American Dental Partners, Inc.	1,985	13,319
* #	American Medical Systems Holdings, Inc.	9,300	99,510
* #	AMERIGROUP Corp.	7,500	209,775
	AmerisourceBergen Corp.	20,570	747,102
*	Amgen, Inc.	148,370	8,138,094
*	AMICAS, Inc.	5,700	9,148
*	AMN Healthcare Services, Inc.	228	1,550
* #	Amsurg Corp.	5,146	100,810
* #	Amylin Pharmaceuticals, Inc.	13,007	150,361
*	Anadys Pharmaceuticals, Inc.	5,600	29,176
	Analogic Corp.	1,341	33,525
*	AngioDynamics, Inc.	3,150	42,840
*	Anika Therapeutics, Inc.	1,588	6,479
*	Ardea Biosciences, Inc.	1,242	15,463
* #	Arena Pharmaceuticals, Inc.	7,261	30,061
*	Ariad Pharmaceuticals, Inc.	800	1,336
* #	Arqule, Inc.	6,233	24,620
* #	Array BioPharma, Inc.	3,100	12,400
*	Aspect Medical Systems, Inc.	1,900	7,220
*	Assisted Living Concepts, Inc.	4,579	18,179

* #	Athenahealth, Inc.	2,400	86,592
*	AtriCure, Inc.	2,483	3,352
* #	ATS Medical, Inc.	9,006	22,785
*	Auxilium Pharmaceuticals, Inc.	3,800	116,128
*	Avigen, Inc.	309	303
	Bard (C.R.), Inc.	14,030	1,200,547
	Baxter International, Inc.	67,165	3,939,227
#	Beckman Coulter, Inc.	5,600	278,432
	Becton Dickinson & Co.	23,500	1,707,745
* #	BioCryst Pharmaceuticals, Inc.	552	1,049
* #	Biogen Idec, Inc.	31,775	1,545,854
*	Bio-Imaging Technologies, Inc.	2,162	7,286
* #	BioLase Technology, Inc.	400	288
* #	BioMarin Pharmaceutical, Inc.	8,900	171,414
* #	BioMimetic Therapeutics, Inc.	2,646	21,353
*	Bio-Rad Laboratories, Inc. Class A	3,013	191,446
* #	Bio-Reference Laboratories, Inc.	1,800	43,920
*	BioSante Pharmaceuticals, Inc.	3,700	5,920
*	BioScrip, Inc.	3,300	5,577
* #	BioSphere Medical, Inc.	2,293	6,535
*	Boston Scientific Corp.	136,470	1,210,489
*	Bovie Medical Corp.	2,540	17,145
	Bristol-Myers Squibb Co.	276,740	5,925,003
#	Brookdale Senior Living, Inc.	3,994	27,159
* #	Bruker BioSciences Corp.	13,900	56,017
*	BSD Medical Corp.	2,800	9,268
*	Cadence Pharmaceuticals, Inc.	4,900	35,280
* #	Caliper Life Sciences, Inc.	2,074	2,675
	Cambrex Corp.	3,627	11,860
*	Candela Corp.	238	129
* #	Cantel Medical Corp.	2,444	36,636
*	Capital Senior Living Corp.	4,900	12,887
*	Caraco Pharmaceutical Laboratories, Ltd.	3,597	16,546
* #	Cardiac Science Corp.	3,085	16,566
*	Cardica, Inc.	2,000	6,380
	Cardinal Health, Inc.	33,934	1,277,615
* #	Cardium Therapeutics, Inc.	400	372
*	CAS Medical Systems, Inc.	1,900	3,515
*	Catalyst Health Solutions, Inc.	4,300	94,686
*	Celera Corp.	9,298	78,475
* #	Celgene Corp.	63,890	3,382,975
* #	Celldex Therapeutics, Inc.	2,100	15,603
* #	Centene Corp.	6,100	108,153
* #	Cephalon, Inc.	9,695	748,260
* #	Cepheid, Inc.	4,900	36,456
* #	Cerner Corp.	8,500	286,620
* #	Charles River Laboratories International, Inc.	6,785	165,622
#	Chemed Corp.	2,600	104,338
	Cigna Corp.	25,500	442,680
* #	Cleveland Biolabs, Inc.	1,800	4,932
* #	Clinical Data, Inc.	4,255	33,104
* #	CombiMatrix Corp.	1,107	8,668
*	Community Health Systems, Inc.	8,991	167,592
#	Computer Programs & Systems, Inc.	1,753	44,053
* #	Conceptus, Inc.	5,100	73,236

*	CONMED Corp.	4,485	70,190
*	Continucare Corp.	6,300	12,600
	Cooper Companies, Inc.	4,665	88,495
*	Corvel Corp.	900	15,876
* #	Covance, Inc.	7,739	298,725
* #	Coventry Health Care, Inc.	10,609	160,514
	Covidien, Ltd.	18,860	723,092
* #	CPEX Pharmaceuticals, Inc.	330	2,293
*	Cross Country Healthcare, Inc.	3,000	22,470
* #	CryoLife, Inc.	4,000	32,960
* #	Cubist Pharmaceuticals, Inc.	7,973	170,702
*	Cutera, Inc.	1,850	12,413
* #	CV Therapeutics, Inc.	8,500	133,025
* #	Cyberonics, Inc.	1,600	24,624
*	Cynosure, Inc. Class A	1,468	11,480
* #	Cypress Bioscience, Inc.	3,390	28,815
*	Cytokinetics, Inc.	7,794	16,523
	Datascope Corp.	2,428	128,769
* #	DaVita, Inc.	14,670	689,490
* #	Dendreon Corp.	10,451	35,220
#	DENTSPLY International, Inc.	14,300	384,813
* #	Dexcom, Inc.	4,400	14,212
*	Dialysis Corp. of America	2,100	13,839
*	Digirad Corp.	515	448
* #	Dionex Corp.	2,150	108,876
* #	Durect Corp.	7,649	21,647
*	DUSA Pharmaceuticals, Inc.	1,900	2,147
* #	Dyax Corp.	6,809	22,878
* #	Eclipsys Corp.	6,800	59,568
*	Edwards Lifesciences Corp.	6,500	373,685
	Eli Lilly & Co.	115,880	4,266,702
* #	Emergency Medical Services Corp. Class A	1,900	63,688
* #	Emergent Biosolutions, Inc.	4,079	89,452
* #	Emeritus Corp.	3,418	28,267
* #	Endo Pharmaceuticals Holdings, Inc.	14,714	330,624
*	Endologix, Inc.	4,500	7,155
* #	Enzon Pharmaceuticals, Inc.	917	5,970
*	eResearch Technology, Inc.	4,700	27,213
*	etrials Worldwide, Inc.	600	444
* #	ev3, Inc.	11,228	60,743
* #	Exactech, Inc.	2,600	33,124
* #	Exelixis, Inc.	10,400	51,272
*	Express Scripts, Inc.	26,754	1,438,295
*	Facet Biotech Corp.	3,443	20,933
*	Five Star Quality Care, Inc.	3,858	7,369
*	Forest Laboratories, Inc.	30,798	771,182
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	7,632
*	Genentech, Inc.	84,490	6,863,968
* #	Genomic Health, Inc.	2,998	64,157
*	Gen-Probe, Inc.	6,530	293,981
* #	Gentiva Health Services, Inc.	4,577	115,707
* #	Genzyme Corp.	37,968	2,616,755
* #	Geron Corp.	9,900	77,616
* #	Gilead Sciences, Inc.	127,568	6,476,627
* #	Greatbatch, Inc.	2,500	58,250

* #	GTx, Inc.	4,160	45,926
*	Haemonetics Corp.	3,700	218,855
*	Hanger Orthopedic Group, Inc.	1,000	13,650
* #	Hansen Medical, Inc.	1,400	6,328
*	Harvard Bioscience, Inc.	323	830
*	Health Grades, Inc.	1,961	4,589
*	Health Management Associates, Inc.	2,124	3,377
*	Health Net, Inc.	10,100	147,763
* #	HEALTHSOUTH Corp.	8,810	87,571
*	HealthSpring, Inc.	8,500	148,070
* #	HealthStream, Inc.	2,809	5,562
*	HealthTronics, Inc.	795	1,463
*	Healthways, Inc.	2,500	34,550
* #	Henry Schein, Inc.	12,520	468,624
#	Hill-Rom Holdings, Inc.	7,105	100,038
*	Hi-Tech Pharmacal Co., Inc.	953	5,108
*	HLTH Corp.	361	4,108
* #	HMS Holdings Corp.	3,300	102,135
* #	Hologic, Inc.	30,628	361,104
*	Home Diagnostics, Inc.	3,161	22,064
* #	Hospira, Inc.	18,020	448,698
*	Human Genome Sciences, Inc.	5,002	9,054
* #	Humana, Inc.	18,700	709,291
* #	ICU Medical, Inc.	2,150	65,596
* #	Idenix Pharmaceuticals, Inc.	6,900	40,089
*	Idera Pharmaceuticals, Inc.	3,193	22,351
* #	IDEXX Laboratories, Inc.	6,562	215,234
*	IDM Pharma, Inc.	4,306	7,320
* #	I-Flow Corp.	2,200	9,042
* #	Illumina, Inc.	11,746	321,371
* #	Immucor, Inc.	9,925	275,022
* #	ImmunoGen, Inc.	6,184	25,787
#	IMS Health, Inc.	17,020	247,130
* #	Incyte Corp.	11,166	32,716
*	Indevus Pharmaceuticals, Inc.	8,600	45,752
*	Infinity Pharmaceuticals, Inc.	77	625
* #	Inspire Pharmaceuticals, Inc.	8,100	30,780
* #	Integra LifeSciences Holdings	1,800	49,932
*	IntegraMed America, Inc.	1,494	10,607
* #	InterMune, Inc.	3,900	44,616
* #	Intuitive Surgical, Inc.	3,652	376,996
#	Invacare Corp.	4,200	80,052
* #	InVentiv Health, Inc.	4,263	40,669
* #	Inverness Medical Innovations, Inc.	9,457	231,413
*	Iridex Corp.	150	105
*	IRIS International, Inc.	2,600	25,896
* #	Isis Pharmaceuticals, Inc.	10,843	153,212
* #	Javelin Pharmaceuticals, Inc.	2,390	2,701
	Johnson & Johnson	352,193	20,318,014
* #	Kendle International, Inc.	1,300	24,830
*	Kensey Nash Corp.	1,443	29,827
*	Kindred Healthcare, Inc.	4,025	54,619
* #	Kinetic Concepts, Inc.	7,670	184,847
*	King Pharmaceuticals, Inc.	28,340	247,692
* #	K-V Pharmaceutical Co. Class A	2,747	1,786

*	La Jolla Pharmaceutical Co.	546	1,218
* #	Laboratory Corp. of America Holdings	11,800	698,560
#	Landauer, Inc.	1,220	83,668
*	Langer, Inc.	1,456	728
* #	Lannet Co., Inc.	3,087	16,361
	LCA-Vision, Inc.	2,150	5,418
*	Lexicon Pharmaceuticals, Inc.	7,880	9,377
* #	LHC Group, Inc.	2,663	70,862
* #	Life Technologies Corp.	21,840	556,046
* #	LifePoint Hospitals, Inc.	6,419	144,684
* #	Ligand Pharmaceuticals, Inc. Class B	3,712	7,869
* #	Lincare Holdings, Inc.	9,372	225,397
* #	Luminex Corp.	5,624	114,561
* #	Magellan Health Services, Inc.	5,965	216,052
* #	Mannkind Corp.	6,073	21,559
#	Martek Biosciences Corp.	4,700	124,315
*	Matrixx Initiatives, Inc.	1,300	22,477
* #	Maxygen, Inc.	3,953	33,838
#	McKesson Corp.	30,210	1,335,282
* #	Medarex, Inc.	13,768	82,195
*	MedCath Corp.	1,848	11,624
* #	Medco Health Solutions, Inc.	70,100	3,149,593
*	Medical Action Industries, Inc.	1,162	9,993
* #	MediciNova, Inc.	740	1,669
#	Medicis Pharmaceutical Corp. Class A	7,726	107,623
* #	Medivation, Inc.	4,090	76,687
*	Mednax, Inc.	3,700	124,209
*	MEDTOX Scientific, Inc.	377	2,390
	Medtronic, Inc.	46,992	1,573,762
#	Merck & Co., Inc.	215,614	6,155,780
	Meridian Bioscience, Inc.	5,128	109,021
* #	Merit Medical Systems, Inc.	4,111	63,268
*	Metabolix, Inc.	300	2,532
*	Metropolitan Health Networks, Inc.	1,125	1,665
* #	Micromet, Inc.	6,715	26,591
*	Micrus Endovascular Corp.	1,780	20,078
* #	MiddleBrook Pharmaceuticals, Inc.	5,451	7,631
* #	Millipore Corp.	7,217	398,090
*	Molecular Insight Pharmaceuticals, Inc.	5,829	15,505
* #	Molina Healthcare, Inc.	4,194	73,563
*	MTS Medication Technologies	520	1,955
* #	MWI Veterinary Supply, Inc.	1,200	25,116
* #	Mylan, Inc.	32,725	370,774
* #	Myriad Genetics, Inc.	6,495	484,332
*	Nabi Biopharmaceuticals	3,600	14,868
	National Healthcare Corp.	1,784	81,172
	National Research Corp.	200	4,530
* #	Natus Medical, Inc.	3,600	27,864
* #	Nektar Therapeutics	8,118	33,365
* #	Neogen Corp.	1,950	51,031
*	Neurocrine Biosciences, Inc.	2,000	6,640
*	Neurometric, Inc.	797	1,466
*	Nighthawk Radiology Holdings, Inc.	3,700	15,762
*	Novacea, Inc.	1,476	1,328
* #	NovaMed, Inc.	3,861	11,429

* #	Noven Pharmaceuticals, Inc.	2,900	28,797
*	NPS Pharmaceuticals, Inc.	5,995	37,409
*	Nutraceutical International Corp.	1,559	13,626
* #	NuVasive, Inc.	4,730	176,618
* #	NxStage Medical, Inc.	3,592	12,321
*	Obagi Medical Products, Inc.	855	5,720
*	Odyssey Healthcare, Inc.	5,550	55,056
	Omnicare, Inc.	17,140	479,234
* #	Omnicell, Inc.	3,900	30,459
* #	Onyx Pharmaceuticals, Inc.	7,300	222,139
* #	Optimer Pharmaceuticals, Inc.	3,500	36,715
*	OraSure Technologies, Inc.	11,376	32,763
* #	Orchid Cellmark, Inc.	1,296	689
*	Orexigen Therapeutics, Inc.	2,200	8,822
* #	OSI Pharmaceuticals, Inc.	7,900	281,240
* #	Osiris Therapeutics, Inc.	4,402	88,260
*	Osteotech, Inc.	1,415	4,302
#	Owens & Minor, Inc.	5,600	222,712
* #	Pain Therapeutics, Inc.	5,300	35,192
*	Palomar Medical Technologies, Inc.	1,396	12,355
*	Par Pharmaceutical Cos., Inc.	3,500	43,085
*	Parexel International Corp.	6,287	62,178
* #	Patterson Companies, Inc.	16,240	298,654
*	PDI, Inc.	1,874	8,658
#	PDL BioPharma, Inc.	17,216	110,527
	PerkinElmer, Inc.	11,400	143,868
#	Perrigo Co.	12,167	357,101
	Pfizer, Inc.	796,843	11,617,971
#	Pharmaceutical Products Development Service, Inc.	10,000	238,900
* #	Pharmanet Development Group, Inc.	2,550	3,340
* #	PharMerica Corp.	1,900	31,236
* #	Phase Forward, Inc.	5,193	70,105
* #	PHC, Inc.	1,400	1,666
* #	Poniard Pharmaceuticals, Inc.	2,887	6,929
*	Pozen, Inc.	2,100	15,078
*	Progenics Pharmaceuticals, Inc.	2,600	18,954
*	Prospect Medical Holdings, Inc.	1,583	4,037
* #	ProxyMed, Inc.	300	2
* #	PSS World Medical, Inc.	9,005	142,999
* #	Psychiatric Solutions, Inc.	7,700	200,200
*	QuadraMed Corp.	680	4,060
#	Quest Diagnostics, Inc.	27,670	1,365,514
* #	Quidel Corp.	2,800	34,440
* #	Quigley Corp.	1,100	5,225
* #	RadNet, Inc.	4,336	13,875
*	Regeneration Technologies, Inc.	4,298	10,530
*	Regeneron Pharmaceuticals, Inc.	2,000	34,960
*	RehabCare Group, Inc.	2,800	39,060
*	Repligen Corp.	3,600	14,724
* #	Repros Therapeutics, Inc.	2,053	20,489
* #	Res-Care, Inc.	1,700	23,035
*	ResMed, Inc.	8,500	339,150
* #	Rigel Pharmaceuticals, Inc.	3,200	22,368
*	Rochester Medical Corp.	1,592	18,404
* #	Rockwell Medical Technologies, Inc.	1,400	4,984

*	Salix Pharmaceuticals, Ltd.	8,300	66,400
* #	Sangamo BioSciences, Inc.	5,500	22,825
*	Savient Pharmaceuticals, Inc.	4,100	22,714
	Schering-Plough Corp.	226,423	3,975,988
* #	Seattle Genetics, Inc.	11,020	111,192
* #	Senomyx, Inc.	3,159	11,214
*	SenoRx, Inc.	800	2,000
* #	Sepracor, Inc.	9,900	150,480
* #	Sequenom, Inc.	8,037	178,100
*	Sirona Dental Systems, Inc.	4,150	49,841
*	Skilled Healthcare Group, Inc.	400	3,332
*	Solta Medical, Inc.	2,000	2,420
*	Somanetics Corp.	1,600	23,424
* #	Somaxon Pharmaceuticals, Inc.	3,535	8,661
* #	SonoSite, Inc.	2,400	45,576
*	Spectranetics Corp.	4,200	12,600
* #	Spectrum Pharmaceuticals, Inc.	1,600	2,304
*	St. Jude Medical, Inc.	48,066	1,748,160
* #	STAAR Surgical Co.	3,869	7,545
* #	Stereotaxis, Inc.	2,400	6,120
	Steris Corp.	8,200	218,120
*	Strategic Diagnostics, Inc.	3,491	3,316
	Stryker Corp.	41,625	1,758,240
* #	Sun Healthcare Group, Inc.	5,300	60,049
*	SunLink Health Systems, Inc.	100	93
*	SuperGen, Inc.	7,300	16,863
* #	SurModics, Inc.	1,800	35,694
*	Symmetry Medical, Inc.	3,300	22,605
*	Synovis Life Technologies, Inc.	1,397	22,757
* #	Synta Pharmaceuticals Corp.	3,200	28,160
*	Targacept, Inc.	2,777	5,776
#	Techne Corp.	4,533	271,844
* #	Tenet Healthcare Corp.	3,468	3,711
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	4,719	195,603
* #	The Medicines Co.	6,800	87,040
*	Theragenics Corp.	4,707	6,072
* #	Theravance, Inc.	6,800	89,624
*	Thermo Fisher Scientific, Inc.	38,596	1,386,754
* #	Thoratec Corp.	7,860	227,704
*	Transcend Services, Inc.	800	8,144
*	Triple-S Management Corp.	800	11,512
*	U.S. Physical Therapy, Inc.	78	952
* #	United Therapeutics Corp.	3,080	209,286
	UnitedHealth Group, Inc.	123,334	3,494,052
#	Universal Health Services, Inc.	4,400	166,540
* #	Uroplasty, Inc.	845	676
	Utah Medical Products, Inc.	276	6,704
#	Valeant Pharmaceuticals International	12,065	261,811
* #	Varian Medical Systems, Inc.	13,730	509,795
*	Varian, Inc.	3,300	91,872
*	Vascular Solutions, Inc.	2,000	18,400
* #	VCA Antech, Inc.	2,800	52,696
* #	Vertex Pharmaceuticals, Inc.	20,700	684,135
* #	Vical, Inc.	4,307	8,313
* #	ViroPharma, Inc.	10,700	128,400

*	Vital Images, Inc.	2,220	25,108
*	Vivus, Inc.	10,500	51,555
* #	VNUS Medical Technologies	2,100	33,621
* #	Volcano Corp.	6,670	87,177
*	Waters Corp.	9,000	325,530
*	Watson Pharmaceuticals, Inc.	13,740	374,827
* #	WebMD Health Corp. Class A	1,353	31,714
*	WellPoint, Inc.	51,911	2,151,711
	West Pharmaceutical Services, Inc.	3,695	122,748
* #	Wright Medical Group, Inc.	3,195	66,264
	Wyeth	142,266	6,113,170
*	XenoPort, Inc.	2,300	60,076
	Young Innovations, Inc.	1,500	23,160
* #	Zimmer Holdings, Inc.	22,140	805,896
*	Zoll Medical Corp.	1,200	19,212
* #	Zymogenetics, Inc.	2,400	10,200
Total Health Care			163,734,853

Industrials — (8.3%)
*	3-D Systems Corp.	3,119	18,714
#	3M Co.	97,511	5,245,117
*	A. T. Cross Co. Class A	1,445	3,728
#	A.O. Smith Corp.	2,775	76,257
#	AAON, Inc.	1,450	26,274
* #	AAR Corp.	4,200	76,188
	ABM Industries, Inc.	6,078	90,258
*	ACCO Brands Corp.	2,718	5,219
#	Aceto Corp.	1,500	13,410
#	Actuant Corp.	6,200	102,176
	Acuity Brands, Inc.	4,982	133,866
#	Administaff, Inc.	2,500	52,725
* #	Aecom Technology Corp.	3,300	83,523
* #	Aerosonic Corp.	100	85
* #	AeroVironment, Inc.	2,700	100,062
* #	AGCO Corp.	2,800	59,584
	Aircastle, Ltd.	11,300	46,104
*	AirTran Holdings, Inc.	13,206	54,145
	Alamo Group, Inc.	689	8,647
* #	Alaska Air Group, Inc.	3,116	82,138
#	Albany International Corp. Class A	2,000	20,020
#	Alexander & Baldwin, Inc.	4,900	107,996
* #	Allegiant Travel Co.	2,900	103,704
* #	Alliant Techsystems, Inc.	3,650	294,957
* #	Allied Defense Group, Inc.	700	4,823
*	Altra Holdings, Inc.	2,900	20,387
* #	Amerco, Inc.	2,300	70,725
	American Ecology Corp.	1,500	29,925
	American Railcar Industries, Inc.	2,664	22,351
*	American Reprographics Co.	2,288	13,911
	American Science & Engineering, Inc.	1,100	85,800
* #	American Superconductor Corp.	5,154	83,392
	American Woodmark Corp.	1,893	28,490
#	Ameron International Corp.	900	44,865
#	Ametek, Inc.	10,200	325,992
	Ampco-Pittsburgh Corp.	1,291	23,871

* #	AMR Corp.	35,200	209,088
* #	AMREP Corp.	580	16,095
*	APAC Customer Services, Inc.	1,700	2,414
	Apogee Enterprises, Inc.	4,400	45,100
#	Applied Industrial Technologies, Inc.	2,475	39,080
	Applied Signal Technologies, Inc.	2,100	36,834
*	Argan, Inc.	1,600	17,760
*	Argon ST, Inc.	3,239	61,994
#	Arkansas Best Corp.	2,830	66,194
* #	Astec Industries, Inc.	3,160	77,641
* #	Astronics Corp.	487	3,682
* #	Astronics Corp. Class B	259	2,202
* #	Atlas Air Worldwide Holding, Inc.	1,765	25,610
#	Avery Dennison Corp.	12,261	297,084
*	Avis Budget Group, Inc.	1,896	1,308
* #	Axsys Technologies, Inc.	1,500	64,050
*	AZZ, Inc.	1,630	36,512
#	B.F. Goodrich Co.	11,300	436,858
#	Badger Meter, Inc.	1,600	37,744
* #	Baker (Michael) Corp.	1,199	41,917
	Baldor Electric Co.	4,670	65,427
*	Baldwin Technology Co., Inc. Class A	2,168	2,493
#	Barnes Group, Inc.	6,009	67,902
	Barrett Business Services, Inc.	970	9,545
* #	BE Aerospace, Inc.	7,400	71,558
*	Beacon Roofing Supply, Inc.	6,890	87,710
#	Belden, Inc.	4,000	52,240
* #	Blount International, Inc.	6,948	58,224
*	BlueLinx Holdings, Inc.	4,654	11,077
#	Boeing Co.	62,150	2,629,567
#	Brady Co. Class A	4,290	89,747
#	Briggs & Stratton Corp.	5,476	80,990
*	BTU International, Inc.	1,200	4,776
#	Bucyrus International, Inc.	9,758	151,249
* #	Builders FirstSource, Inc.	3,800	4,674
	Burlington Northern Santa Fe Corp.	34,170	2,263,763
#	C&D Technologies, Inc.	4,600	13,708
#	C.H. Robinson Worldwide, Inc.	20,700	951,786
* #	Cano Petroleum, Inc.	3,100	1,922
#	Carlisle Companies, Inc.	7,400	138,158
#	Cascade Corp.	1,095	25,065
*	Casella Waste Systems, Inc. Class A	1,900	5,244
#	Caterpillar, Inc.	54,850	1,692,123
* #	CBIZ, Inc.	9,300	75,609
	CDI Corp.	2,700	28,944
*	CECO Environmental Corp.	176	414
*	Celadon Group, Inc.	2,050	16,031
* #	Cenveo, Inc.	6,400	25,280
* #	Ceradyne, Inc.	3,475	79,300
*	Chart Industries, Inc.	2,900	24,534
	Chase Corp.	1,500	16,425
#	Cintas Corp.	17,510	398,353
	CIRCOR International, Inc.	2,604	57,939
#	CLAROC, Inc.	7,123	216,112
* #	Clean Harbors, Inc.	3,100	165,881

* #	Coleman Cable, Inc.	568	1,988
*	Columbus McKinnon Corp.	2,000	25,440
	Comfort Systems USA, Inc.	4,129	42,240
*	Commercial Vehicle Group, Inc.	1,480	1,480
*	COMSYS IT Partners, Inc.	2,400	4,800
*	Consolidated Graphics, Inc.	1,600	25,776
* #	Continental Airlines, Inc.	14,298	192,594
#	Con-way, Inc.	4,175	91,975
#	Cooper Industries, Ltd.	19,272	518,610
* #	Copart, Inc.	11,387	274,313
*	Cornell Companies, Inc.	2,700	41,202
	Corporate Executive Board Co.	4,000	80,800
* #	Corrections Corp. of America	13,839	190,701
* #	CoStar Group, Inc.	2,156	63,861
* #	Covanta Holding Corp.	16,110	278,542
*	Covenant Transport Group Class A	100	182
*	CPI Aerostructures, Inc.	541	2,705
*	CRA International, Inc.	1,241	26,073
	Crane Co.	6,100	106,262
	CSX Corp.	44,900	1,300,304
#	Cubic Corp.	3,726	101,198
#	Cummins, Inc.	19,200	460,416
#	Curtiss-Wright Corp.	4,200	135,660
#	Danaher Corp.	28,200	1,577,226
	Deere & Co.	42,100	1,462,554
* #	Delta Air Lines, Inc.	77,250	533,025
	Deluxe Corp.	4,600	53,038
	Diamond Management & Technology Consultants, Inc.	300	780
* #	Document Securities Systems, Inc.	1,400	2,576
* #	Dollar Thrifty Automotive Group, Inc.	1,600	1,856
#	Donaldson Co., Inc.	7,200	224,064
* #	Double Eagle Petroleum Co.	1,642	9,622
	Dover Corp.	16,500	466,620
	Ducommun, Inc.	1,100	20,834
*	Duff & Phelps Corp.	2,500	35,725
*	DXP Enterprises, Inc.	1,800	24,444
*	Dynamex, Inc.	890	9,861
	Dynamic Materials Corp.	900	10,926
* #	DynCorp International, Inc. Class A	6,480	97,459
#	Eagle Bulk Shipping, Inc.	6,545	34,950
#	Eastern Co.	600	6,612
#	Eaton Corp.	19,980	879,520
	Electro Rent Corp.	2,590	27,454
* #	EMCOR Group, Inc.	6,390	131,570
#	Emerson Electric Co.	65,000	2,125,500
#	Encore Wire Corp.	2,125	35,084
* #	Ener1, Inc.	11,446	51,393
* #	Energy Conversion Devices, Inc.	4,200	105,714
* #	Energy Focus, Inc.	2,100	2,037
* #	EnerNOC, Inc.	800	8,352
* #	EnerSys	2,900	26,419
*	ENGlobal Corp.	3,900	12,090
	Ennis, Inc.	2,200	24,618
* #	EnPro Industries, Inc.	2,100	38,430
	Equifax, Inc.	14,267	352,680

* #	ESCO Technologies, Inc.	2,626	93,065
*	Esterline Technologies Corp.	3,360	121,262
* #	Evergreen Solar, Inc.	7,100	15,691
*	Exide Technologies	7,600	27,588
#	Expeditors International of Washington, Inc.	16,966	471,824
*	Exponent, Inc.	2,100	51,492
#	Fastenal Co.	18,906	646,207
	Federal Signal Corp.	5,537	37,375
	FedEx Corp.	25,830	1,315,780
*	First Advantage Corp.	700	8,918
* #	First Solar, Inc.	12,290	1,755,012
* #	Flanders Corp.	3,983	16,251
*	Flow International Corp.	5,297	8,210
	Flowserve Corp.	5,000	266,550
#	Fluor Corp.	19,441	756,255
#	Forward Air Corp.	3,046	61,712
* #	Foster Wheeler, Ltd.	16,900	337,493
	Franklin Electric Co., Inc.	2,922	75,943
	Freightcar America, Inc.	1,395	26,714
* #	FTI Consulting, Inc.	4,769	195,577
* #	Fuel Tech, Inc.	2,600	26,026
* #	FuelCell Energy, Inc.	9,253	35,717
*	Furmanite Corp.	2,500	9,300
#	G & K Services, Inc. Class A	1,900	35,055
* #	Gardner Denver Machinery, Inc.	5,200	113,204
#	GATX Corp.	5,425	130,743
#	Genco Shipping & Trading, Ltd.	3,400	52,870
	GenCorp, Inc.	3,046	8,833
* #	General Cable Corp.	5,830	95,962
	General Dynamics Corp.	41,559	2,357,642
#	General Electric Co.	1,026,788	12,454,938
* #	Genesee & Wyoming, Inc.	4,520	122,808
* #	GeoEye, Inc.	2,626	45,299
#	Gorman-Rupp Co.	1,563	40,013
*	GP Strategies Corp.	1,842	7,202
#	Graco, Inc.	6,325	134,533
*	Graftech International, Ltd.	11,300	90,513
	Graham Corp.	1,031	10,269
	Granite Construction, Inc.	4,900	172,578
	Great Lakes Dredge & Dock Corp.	4,576	15,284
	Greenbrier Companies, Inc.	800	4,440
*	Griffon Corp.	7,405	73,680
	Hardinge, Inc.	2,830	12,311
	Harsco Corp.	9,288	220,311
*	Hawaiian Holdings, Inc.	6,792	27,643
#	Healthcare Services Group, Inc.	5,270	80,736
#	Heartland Express, Inc.	13,852	186,448
	HEICO Corp.	1,300	51,389
	HEICO Corp. Class A	2,025	58,907
#	Heidrick & Struggles International, Inc.	2,266	34,443
	Herman Miller, Inc.	5,530	60,775
* #	Hexcel Corp.	9,010	74,693
*	Hill International, Inc.	4,200	23,100
	Hi-Shear Technology Corp.	1,200	10,800
#	HNI Corp.	5,773	76,261

* #	Hoku Scientific, Inc.	500	1,275
#	Honeywell International, Inc.	61,700	2,024,377
#	Houston Wire & Cable Co.	2,097	14,994
*	HQ Sustainable Maritime Industries, Inc.	1,600	11,440
* #	Hub Group, Inc. Class A	3,214	72,958
	Hubbell, Inc. Class A	54	1,601
	Hubbell, Inc. Class B	5,742	178,002
*	Hudson Highland Group, Inc.	3,433	8,445
* #	Huron Consulting Group, Inc.	2,950	147,441
* #	ICF International, Inc.	1,250	29,663
*	ICT Group, Inc.	3,400	13,192
	IDEX Corp.	8,075	182,576
* #	IHS, Inc.	4,700	205,860
* #	II-VI, Inc.	3,748	70,575
#	Illinois Tool Works, Inc.	45,100	1,472,966
* #	Ingersoll-Rand Co., Ltd. Class A	28,636	464,190
*	InnerWorkings, Inc.	6,160	20,390
	Innovative Solutions & Support, Inc.	1,152	3,583
* #	Insituform Technologies, Inc. Class A	2,000	37,520
	Insteel Industries, Inc.	2,000	15,400
* #	Integrated Electrical Services, Inc.	1,000	8,270
* #	InterDigital, Inc.	6,400	206,912
* #	Interline Brands, Inc.	3,439	27,512
*	Intersections, Inc.	2,400	8,928
#	ITT Industries, Inc.	19,200	869,376
#	J.B. Hunt Transport Services, Inc.	11,600	258,332
* #	Jacobs Engineering Group, Inc.	10,600	409,902
* #	JetBlue Airways Corp.	39,400	221,822
#	Joy Global, Inc.	12,115	252,355
*	Kadant, Inc.	900	9,036
	Kaman Corp. Class A	3,325	63,474
* #	Kansas City Southern	8,800	159,808
#	Kaydon Corp.	3,616	98,355
	KBR, Inc.	15,264	216,138
	Kelly Services, Inc. Class A	3,511	31,810
*	Kenexa Corp.	2,288	15,536
#	Kennametal, Inc.	7,000	112,280
*	Key Technology, Inc.	844	11,191
*	Kforce, Inc.	5,387	33,669
* #	Kirby Corp.	4,600	110,308
	Knight Transportation, Inc.	10,416	138,949
	Knoll, Inc.	5,635	38,431
* #	Korn/Ferry International	6,870	64,578
* #	K-Tron International, Inc.	458	32,843
	L-3 Communications Holdings, Inc.	12,430	982,219
*	LaBarge, Inc.	1,598	17,690
*	Ladish Co., Inc.	2,000	22,740
	Landstar System, Inc.	6,610	237,101
* #	Layne Christensen Co.	2,329	36,752
*	Learning Tree International, Inc.	2,292	20,124
*	LECG Corp.	2,849	9,316
#	Lennox International, Inc.	7,300	205,203
#	Lincoln Electric Holdings, Inc.	3,900	160,563
#	Lindsay Corp.	300	7,800
*	LMI Aerospace, Inc.	2,000	22,580

	Lockheed Martin Corp.	40,300	3,306,212
	LSI Industries, Inc.	2,400	10,920
*	Lydall, Inc.	600	2,214
* #	M&F Worldwide Corp.	2,000	21,200
*	Mac-Gray Corp.	600	3,885
*	Magnetek, Inc.	3,380	6,760
* ●	MAIR Holdings, Inc. Escrow Shares	700	329
#	Manpower, Inc.	7,287	207,388
*	Marten Transport, Ltd.	3,839	67,797
	Masco Corp.	39,080	305,606
	McGrath Rentcorp	4,009	84,069
	Met-Pro Corp.	3,535	38,744
*	Mettler Toledo International, Inc.	3,220	214,388
*	MFRI, Inc.	1,091	5,368
*	Microvision, Inc.	1,246	1,994
* #	Middleby Corp.	2,400	55,584
*	Miller Industries, Inc.	276	1,512
	Mine Safety Appliances Co.	4,400	86,328
* #	Mobile Mini, Inc.	4,238	53,568
*	Monster Worldwide, Inc.	14,600	134,466
* #	Moog, Inc. Class A	5,125	153,545
*	Moog, Inc. Class B	116	3,568
#	MSC Industrial Direct Co., Inc. Class A	4,867	166,743
	Mueller Industries, Inc.	4,100	82,492
	Mueller Water Products, Inc.	16,436	111,272
	Multi-Color Corp.	1,486	16,346
	NACCO Industries, Inc. Class A	910	29,111
	National Technical Systems, Inc.	1,200	4,800
* #	Navigant Consulting, Inc.	5,927	84,934
* #	NCI Building Systems, Inc.	2,140	24,803
#	Nordson Corp.	3,885	117,366
#	Norfolk Southern Corp.	53,333	2,045,854
*	North America Galvanizing & Coatings, Inc.	2,666	9,971
	Northrop Grumman Corp.	30,728	1,478,631
* #	Old Dominion Freight Line, Inc.	3,500	87,780
	Omega Flex, Inc.	1,444	22,526
*	On Assignment, Inc.	4,296	19,890
* #	Orbital Sciences Corp.	5,600	93,912
*	Orion Marine Group, Inc.	1,200	11,880
	Oshkosh Truck Corp. Class B	7,740	55,883
* #	Owens Corning, Inc.	16,592	221,337
*	P.A.M. Transportation Services, Inc.	492	2,460
#	Paccar, Inc.	37,054	977,855
#	Pacer International, Inc.	4,000	34,400
	Pall Corp.	15,479	403,538
#	Parker Hannifin Corp.	15,300	584,613
*	Park-Ohio Holdings Corp.	1,300	4,784
	Pentair, Inc.	8,000	182,960
* #	Perini Corp.	5,454	113,716
*	PGT, Inc.	2,888	2,882
*	Pike Electric Corp.	3,967	44,629
*	Pinnacle Airlines Corp.	2,200	4,400
#	Pitney Bowes, Inc.	18,625	414,593
* #	PMFG, Inc.	1,000	7,000
	Portec Rail Products, Inc.	1,021	7,433

*	Powell Industries, Inc.	600	14,328
*	Power-One, Inc.	75	77
	Precision Castparts Corp.	12,308	799,405
* #	Protection One, Inc.	3,276	9,337
*	Quality Distribution, Inc.	2,104	4,902
#	Quanex Building Products Corp.	629	5,340
* #	Quanta Services, Inc.	17,513	374,428
	Quixote Corp.	1,000	4,210
	R. R. Donnelley & Sons Co.	12,418	121,200
	Raven Industries, Inc.	2,604	56,793
	Raytheon Co.	44,500	2,252,590
* #	RBC Bearings, Inc.	1,940	35,463
*	RCM Technologies, Inc.	600	723
	Regal-Beloit Corp.	4,664	158,389
*	Republic Airways Holdings, Inc.	5,300	43,407
	Republic Services, Inc.	39,124	1,011,747
* #	Resources Connection, Inc.	6,000	86,820
	Robbins & Myers, Inc.	2,200	38,038
#	Robert Half International, Inc.	17,200	291,540
#	Rockwell Automation, Inc.	10,330	268,993
#	Rockwell Collins, Inc.	12,800	482,304
#	Rollins, Inc.	14,620	228,072
#	Roper Industries, Inc.	8,100	333,234
*	RSC Holdings, Inc.	7,300	51,830
* #	Rush Enterprises, Inc. Class A	3,300	30,030
*	Rush Enterprises, Inc. Class B	277	2,446
	Ryder System, Inc.	6,900	233,082
*	Saia, Inc.	750	8,018
	Schawk, Inc.	4,038	32,869
* #	School Specialty, Inc.	2,100	34,650
* #	Shaw Group, Inc.	7,900	219,620
*	SIFCO Industries, Inc.	400	2,448
#	Simpson Manufacturing Co., Inc.	6,979	140,069
	SkyWest, Inc.	6,300	98,595
*	SL Industries, Inc.	956	5,736
	Southwest Airlines Co.	104,637	735,598
*	Sparton Corp.	500	935
*	Spherion Corp.	3,400	4,862
* #	Spire Corp.	1,300	6,383
	SPX Corp.	5,300	223,183
* #	Standard Parking Corp.	2,200	42,108
	Standard Register Co.	2,100	15,267
	Standex International Corp.	1,920	29,472
* #	Stanley, Inc.	5,000	151,300
	Steelcase, Inc. Class A	8,624	37,256
* #	Stericycle, Inc.	12,100	591,932
*	Sterling Construction Co., Inc.	1,800	32,256
#	Sun Hydraulics, Inc.	1,690	26,026
	Sypris Solutions, Inc.	2,995	3,804
#	TAL International Group, Inc.	3,767	39,478
*	Taleo Corp. Class A	2,273	19,161
*	Taser International, Inc.	5,300	26,871
* #	Team, Inc.	1,900	37,525
	Tecumseh Products Co. Class A	900	7,380
* #	Teledyne Technologies, Inc.	4,700	130,989

	Teleflex, Inc.	5,320	282,918
*	TeleTech Holdings, Inc.	6,000	48,540
#	Tennant Co.	2,300	31,142
* #	Terex Corp.	10,700	126,688
* #	Tetra Tech, Inc.	5,200	120,796
#	Textron, Inc.	31,794	287,100
*	The Advisory Board Co.	2,300	40,250
	The Brink’s Co.	4,300	113,649
	The Dun & Bradstreet Corp.	6,620	503,120
* #	The GEO Group, Inc.	5,545	82,066
#	The Manitowoc Co., Inc.	17,020	93,610
*	Thomas & Betts Corp.	6,740	144,169
	Timken Co.	10,495	156,271
#	Titan International, Inc.	3,400	26,384
	Todd Shipyards Corp.	700	9,800
#	Toro Co.	3,100	91,791
*	Trailer Bridge, Inc.	1,226	4,426
* #	TransDigm Group, Inc.	4,200	143,136
*	TRC Companies, Inc.	3,000	8,730
#	Tredegar Industries, Inc.	4,360	71,940
*	Trex Co., Inc.	2,100	31,059
	Trinity Industries, Inc.	8,915	102,612
#	Triumph Group, Inc.	2,900	131,312
* #	TrueBlue, Inc.	4,532	38,522
	Twin Disc, Inc.	1,800	11,826
	Tyco International, Ltd.	24,824	521,800
*	U.S. Home Systems, Inc.	1,400	2,254
*	UAL Corp.	14,240	134,426
*	Ultralife Corp.	2,100	16,821
#	Union Pacific Corp.	72,256	3,164,090
#	United Parcel Service, Inc.	70,910	3,012,966
* #	United Rentals, Inc.	9,395	52,424
* #	United Stationers, Inc.	2,886	80,837
#	United Technologies Corp.	94,604	4,540,046
	Universal Forest Products, Inc.	2,553	53,613
*	Universal Truckload Services, Inc.	2,099	25,944
*	UQM Technologies, Inc.	800	1,296
*	URS Corp.	9,640	328,242
*	US Airways Group, Inc.	14,783	83,820
*	USA Truck, Inc.	1,545	22,279
*	USG Corp.	4,009	26,099
*	UTI Worldwide, Inc.	2,800	30,688
#	Valmont Industries, Inc.	2,600	105,508
*	Versar, Inc.	1,500	5,475
	Viad Corp.	2,750	61,133
	Vicor Corp.	3,235	15,269
*	Volt Information Sciences, Inc.	3,300	17,589
	VSE Corp.	800	23,008
#	W.W. Grainger, Inc.	10,752	784,358
	Wabash National Corp.	1,365	3,849
	Wabtec Corp.	3,900	116,727
#	Walter Industries, Inc.	5,440	100,314
* #	Waste Connections, Inc.	10,883	315,825
#	Waste Management, Inc.	52,760	1,645,584
	Watsco, Inc. Class A	2,500	82,625

#	Watson Wyatt Worldwide, Inc.	5,250	244,125
#	Watts Water Technologies, Inc.	3,395	75,641
*	WCA Waste Corp.	2,800	5,964
#	Werner Enterprises, Inc.	10,831	162,465
* #	WESCO International, Inc.	4,400	81,048
*	Westaff, Inc.	1,200	1,224
	Woodward Governor Co.	6,000	123,420
* #	YRC Worldwide, Inc.	6,800	19,584
Total Industrials			105,033,512

Information Technology — (11.3%)
*	3Com Corp.	44,000	102,520
*	Acacia Research	3,410	10,776
* #	Accenture, Ltd.	31,990	1,009,604
* #	ACI Worldwide, Inc.	3,900	66,261
*	Acme Packet, Inc.	4,500	19,800
* #	Actel Corp.	2,800	25,256
*	ActivIdentity Corp.	1,203	2,683
*	Activision Blizzard, Inc.	162,816	1,426,268
*	Actuate Corp.	8,100	28,836
	Acxiom Corp.	7,990	75,985
*	Adaptec, Inc.	10,595	29,560
*	ADC Telecommunications, Inc.	8,553	43,364
*	ADDvantage Technologies Group, Inc.	500	920
*	Adept Technology, Inc.	700	2,093
*	Adobe Systems, Inc.	65,185	1,258,722
#	Adtran, Inc.	5,400	81,810
*	Advanced Analogic Technologies, Inc.	6,028	18,144
* #	Advanced Energy Industries, Inc.	3,498	31,412
* #	Advanced Micro Devices, Inc.	17,760	38,894
* #	Advent Software, Inc.	3,600	78,588
*	Aehr Test Systems	1,375	2,008
*	Aetrium, Inc.	500	770
*	Affiliated Computer Services, Inc. Class A	13,184	604,618
*	Agilent Technologies, Inc.	34,500	623,760
	Agilysys, Inc.	2,000	7,140
*	Airvana, Inc.	8,600	43,774
* #	Akamai Technologies, Inc.	25,100	338,348
*	Alliance Data Systems Corp.	7,600	316,084
	Altera Corp.	33,910	521,536
* #	Amdocs, Ltd.	18,850	318,942
*	American Commercial Lines, Inc.	4,890	19,756
	American Software, Inc. Class A	2,776	11,520
* #	Amkor Technology, Inc.	19,527	45,303
	Amphenol Corp.	15,000	392,250
*	Amtech Systems, Inc.	1,300	5,252
* #	Anadigics, Inc.	4,917	9,982
#	Analog Devices, Inc.	29,100	581,418
*	Anaren, Inc.	2,000	23,640
* #	Anixter International, Inc.	4,120	111,158
* #	Ansys, Inc.	7,636	189,831
* #	Apple, Inc.	72,500	6,534,425
#	Applied Materials, Inc.	135,569	1,270,282
*	Applied Micro Circuits Corp.	259	1,036
*	Ariba, Inc.	7,100	54,244

* #	Arris Group, Inc.	10,600	75,472
*	Arrow Electronics, Inc.	11,700	223,119
*	Art Technology Group, Inc.	1,140	1,949
*	Aruba Networks, Inc.	3,770	10,066
* #	Atheros Communications	6,451	77,477
	Atlantic Tele-Network, Inc.	973	20,920
* #	Atmel Corp.	49,043	163,804
* #	ATMI, Inc.	3,559	48,082
*	Autodesk, Inc.	18,100	299,736
#	Automatic Data Processing, Inc.	60,447	2,196,040
*	Avid Technology, Inc.	4,501	45,055
*	Avnet, Inc.	17,683	350,477
* #	Avocent Corp.	6,646	95,370
	AVX Corp.	19,190	175,013
*	Aware, Inc.	3,252	7,284
*	AXT, Inc.	4,500	6,255
* #	Bankrate, Inc.	2,400	80,064
	Bel Fuse, Inc. Class A	173	2,431
	Bel Fuse, Inc. Class B	1,398	21,306
*	Benchmark Electronics, Inc.	10,250	120,335
* #	BigBand Networks, Inc.	6,604	33,350
#	Black Box Corp.	2,554	55,754
#	Blackbaud, Inc.	3,796	42,249
* #	Blackboard, Inc.	2,900	73,689
*	Blue Coat Systems, Inc.	4,133	39,635
*	BMC Software, Inc.	17,695	448,214
*	Bottomline Technologies, Inc.	2,019	13,487
*	Brightpoint, Inc.	8,778	41,081
* #	Broadcom Corp.	39,400	624,490
	Broadridge Financial Solutions, Inc.	17,030	229,735
*	Brocade Communications Systems, Inc.	37,789	143,976
*	Brooks Automation, Inc.	4,641	21,209
*	BSQUARE Corp.	1,900	4,731
#	CA, Inc.	39,400	708,806
* #	Cabot Microelectronics Corp.	2,700	61,452
* #	CACI International, Inc. Class A	4,035	182,180
* #	Cadence Design Systems, Inc.	12,163	45,976
*	California Micro Devices Corp.	1,797	3,846
*	Callidus Software, Inc.	185	485
*	CallWave, Inc.	1,380	1,021
*	Cascade Microtech, Inc.	1,542	4,765
	Cass Information Systems, Inc.	1,300	30,992
*	Catapult Communications Corp.	2,755	19,010
* #	Cavium Networks, Inc.	3,724	33,888
*	CEVA, Inc.	1,700	11,611
*	Checkpoint Systems, Inc.	3,950	35,353
*	Chordiant Software, Inc.	4,958	11,651
*	Ciber, Inc.	1,500	6,540
* #	Ciena Corp.	5,657	35,300
*	Cirrus Logic, Inc.	7,908	22,301
* #	Cisco Sytems, Inc.	537,950	8,053,112
* #	Citrix Systems, Inc.	19,150	402,916
* #	Cogent, Inc.	13,260	154,346
	Cognex Corp.	4,300	56,158
* #	Cognizant Technology Solutions Corp.	24,890	466,190

	Cohu, Inc.	2,800	27,944
* #	CommScope, Inc.	7,634	110,082
	Communications Systems, Inc.	1,155	8,547
* #	CommVault Systems, Inc.	3,325	44,123
*	Computer Sciences Corp.	14,900	548,916
*	Compuware Corp.	19,979	129,864
*	ComScore, Inc.	200	2,522
* #	Comtech Telecommunications Corp.	3,316	128,661
*	Concur Technologies, Inc.	6,550	161,720
*	Concurrent Computer Corp.	400	1,584
* #	Constant Contact, Inc.	2,200	33,594
* #	Convera Corp.	4,800	769
*	Convergys Corp.	8,800	66,264
#	Corning, Inc.	142,658	1,442,272
*	CPI International, Inc.	2,100	16,107
*	Cray, Inc.	3,050	5,856
* #	Cree, Inc.	11,380	226,803
* #	CSG Systems International, Inc.	5,360	77,720
	CTS Corp.	800	4,112
*	CyberOptics Corp.	1,199	6,726
* #	CyberSource Corp.	6,488	77,402
* #	Cymer, Inc.	4,480	91,392
*	Cypress Semiconductor Corp.	10,138	45,722
#	Daktronics, Inc.	5,390	46,516
* #	Data Domain, Inc.	7,500	97,650
*	Datalink Corp.	2,266	7,818
	Dataram Corp.	175	221
*	DDi Corp.	938	3,170
*	DealerTrack Holdings, Inc.	7,590	86,450
* #	Dell, Inc.	159,643	1,516,609
#	Diebold, Inc.	2,900	71,862
*	Digi International, Inc.	3,900	29,640
*	Digimarc Corp.	922	8,796
* #	Digital River, Inc.	5,171	128,086
* #	Diodes, Inc.	3,621	23,464
*	Ditech Networks, Inc.	454	436
*	DivX, Inc.	7,593	38,193
*	Dolby Laboratories, Inc.	4,460	113,998
*	Double-Take Software, Inc.	1,400	10,598
*	DSP Group, Inc.	4,085	26,593
* #	DST Systems, Inc.	4,800	152,496
*	DTS, Inc.	1,400	19,040
*	Dycom Industries, Inc.	5,833	39,723
*	Dynamics Research Corp.	1,200	8,364
* #	EarthLink, Inc.	13,400	100,902
* #	eBay, Inc.	134,150	1,612,483
* #	Ebix, Inc.	1,607	32,879
* #	Echelon Corp.	4,566	33,788
*	EDGAR Online, Inc.	1,000	1,040
*	Edgewater Technology, Inc.	1,300	3,640
*	EFJohnson Technologies, Inc.	2,600	3,198
*	Electro Scientific Industries, Inc.	1,924	12,160
* #	Electronic Arts, Inc.	30,400	469,376
*	Electronics for Imaging, Inc.	6,300	56,007
*	eLoyalty Corp.	1,000	3,020

* #	EMC Corp.	213,193	2,353,651
* #	EMCORE Corp.	2,000	2,640
* #	EMS Technologies, Inc.	1,878	45,072
*	Emulex Corp.	8,060	46,023
*	Endwave Corp.	1,400	2,800
* #	Entegris, Inc.	6,916	9,613
*	Entorian Technologies, Inc.	2,649	622
* #	EPIQ Systems, Inc.	5,758	102,032
*	ePlus, Inc.	500	5,303
* #	Equinix, Inc.	4,030	215,001
* #	Euronet Worldwide, Inc.	5,430	54,572
* #	Exar Corp.	100	677
*	Extreme Networks, Inc.	7,590	13,434
* #	F5 Networks, Inc.	11,630	257,837
#	FactSet Research Systems, Inc.	4,950	197,010
#	Fair Isaac Corp.	4,666	59,258
*	Fairchild Semiconductor Corp. Class A	14,234	64,765
*	FalconStor Software, Inc.	5,118	16,326
*	Faro Technologies, Inc.	1,500	22,530
* #	FEI Co.	5,200	94,640
	Fidelity National Information Services, Inc.	22,926	364,753
*	Fiserv, Inc.	18,000	571,500
* #	FLIR Systems, Inc.	19,600	489,412
* #	FormFactor, Inc.	7,600	118,256
* #	Forrester Research, Inc.	1,900	39,672
*	FortuNet, Inc.	1,200	1,860
	Frequency Electronics, Inc.	1,300	4,095
*	FSI International, Inc.	600	231
* #	Gartner Group, Inc.	12,400	175,584
*	Gerber Scientific, Inc.	3,100	9,734
	Gevity HR, Inc.	4,100	8,241
#	Global Payments, Inc.	11,701	406,142
* #	Globecomm Systems, Inc.	3,866	19,833
*	Glu Mobile, Inc.	383	195
*	Goldleaf Financial Solutions, Inc.	300	210
* #	Google, Inc.	19,720	6,675,812
*	GSE Systems, Inc.	1,745	10,592
*	GTSI Corp.	200	1,079
*	Guidance Software, Inc.	1,100	3,762
*	Hackett Group, Inc.	5,500	15,455
* #	Harmonic, Inc.	8,800	45,320
	Harris Corp.	12,580	544,588
* #	Harris Stratex Networks, Inc. Class A	4,089	28,214
*	Hauppauge Digital, Inc.	500	680
#	Heartland Payment Systems, Inc.	456	4,136
* #	Hewitt Associates, Inc. Class A	9,236	262,118
#	Hewlett-Packard Co.	268,500	9,330,375
*	hi/fn, inc.	1,200	3,774
*	Hittite Microwave Corp.	2,787	71,403
* #	Hughes Communications, Inc.	2,064	24,912
*	Hutchinson Technology, Inc.	733	2,324
*	Hypercom Corp.	7,596	11,546
* #	I.D. Systems, Inc.	2,203	8,437
*	IAC/InterActiveCorp	15,600	229,320
* #	iBasis, Inc.	5,738	5,279

*	iGATE Capital Corp.	5,402	22,094
* #	iGo, Inc.	300	237
*	Ikanos Communications, Inc.	3,200	4,128
	Imation Corp.	4,067	39,613
	Imergent, Inc.	2,026	9,320
*	Immersion Corp.	3,300	17,127
*	Infinera Corp.	8,400	57,624
	infoGROUP, Inc.	5,544	20,457
* #	Informatica Corp.	9,800	125,048
	InfoSpace, Inc.	5,680	45,497
*	Ingram Micro, Inc.	21,770	267,118
*	Innodata Isogen, Inc.	4,054	9,081
* #	Insight Enterprises, Inc.	5,718	29,619
#	Integral Systems, Inc.	2,600	28,418
*	Integrated Device Technology, Inc.	20,013	114,875
*	Integrated Silicon Solution, Inc.	2,174	3,696
#	Intel Corp.	665,578	8,585,956
*	Intelli-Check, Inc.	2,172	2,606
*	Interactive Intelligence, Inc.	1,900	13,053
* #	Intermec, Inc.	7,377	91,622
*	Internap Network Services Corp.	700	1,883
#	International Business Machines Corp.	143,487	13,150,584
* #	International Rectifier Corp.	5,800	78,996
*	Internet Brands, Inc.	700	3,479
*	Internet Capital Group, Inc.	3,900	16,809
*	Interphase Corp.	590	923
	Intersil Corp.	6,640	61,818
*	Interwoven, Inc.	6,650	104,871
*	Intest Corp.	500	133
*	Intevac, Inc.	2,384	10,442
*	IntriCon Corp.	800	3,000
* #	Intuit, Inc.	45,130	1,022,195
*	INX, Inc.	558	2,723
*	iPCS, Inc.	2,201	10,917
* #	IPG Photonics Corp.	6,064	58,275
* #	Iron Mountain, Inc.	24,378	498,774
*	Isilon Systems, Inc.	5,504	15,246
*	Iteris, Inc.	2,900	4,060
* #	Itron, Inc.	3,855	251,732
* #	Ixia	7,479	39,788
	IXYS Corp.	2,820	19,317
* #	j2 Global Communications, Inc.	5,283	103,441
#	Jabil Circuit, Inc.	16,072	93,539
#	Jack Henry & Associates, Inc.	8,590	152,902
*	JDA Software Group, Inc.	4,100	45,920
*	JDS Uniphase Corp.	16,238	58,944
* #	Juniper Networks, Inc.	43,600	617,376
	Keithley Instruments, Inc.	2,078	7,211
*	Key Tronic Corp.	500	585
*	Keynote Systems, Inc.	2,200	19,250
#	KLA-Tencor Corp.	15,170	304,007
*	Kopin Corp.	8,696	13,740
*	Kratos Defense & Security Solutions, Inc.	4,270	5,039
* #	Kulicke & Soffa Industries, Inc.	2,500	3,825
* #	L-1 Identity Solutions, Inc.	9,810	71,123

* #	Lam Research Corp.	12,400	250,604
*	LaserCard Corp.	1,600	5,280
*	Lattice Semiconductor Corp.	2,364	3,641
* #	Lawson Software, Inc.	18,462	77,910
* #	LeCroy Corp.	816	1,877
	Lender Processing Services, Inc.	8,561	221,901
* #	Lexmark International, Inc.	7,100	168,128
*	Limelight Networks, Inc.	11,900	36,414
	Linear Technology Corp.	15,360	359,731
*	Lionbridge Technologies, Inc.	800	1,440
* #	Littlefuse, Inc.	2,850	43,605
*	Logility, Inc.	498	2,321
*	LoJack Corp.	2,400	9,120
*	LookSmart, Ltd.	3,300	4,521
*	Loral Space & Communications, Inc.	1,774	23,435
* #	LSI Corp.	26,844	85,364
*	Luna Innovations, Inc.	1,750	2,328
* #	Macrovision Solutions Corp.	11,612	152,233
*	Magma Design Automation, Inc.	3,598	4,138
*	Management Network Group, Inc.	1,285	527
* #	Manhattan Associates, Inc.	2,194	33,656
* #	ManTech International Corp. Class A	2,940	157,672
	Marchex, Inc. Class B	2,983	14,945
* #	Mastec, Inc.	8,658	92,035
*	Mattson Technology, Inc.	1,200	1,176
	Maximus, Inc.	1,900	70,604
*	Maxwell Technologies, Inc.	1,750	8,190
* #	McAfee, Inc.	17,828	543,576
*	Measurement Specialties, Inc.	1,750	8,890
*	MEMC Electronic Materials, Inc.	26,992	367,091
* #	Mentor Graphics Corp.	8,100	37,746
*	Mercury Computer Systems, Inc.	2,500	14,925
	Mesa Laboratories, Inc.	300	6,030
* #	Metavante Technologies, Inc.	12,431	180,374
	Methode Electronics, Inc.	4,469	20,647
#	Micrel, Inc.	9,400	71,440
#	Microchip Technology, Inc.	16,860	319,834
* #	Micron Technology, Inc.	74,782	278,189
*	Micros Systems, Inc.	10,400	149,760
*	Microsemi Corp.	10,200	85,680
	Microsoft Corp.	916,819	15,677,605
*	MicroStrategy, Inc.	700	27,090
*	Microtune, Inc.	2,100	3,591
*	Mindspeed Technologies, Inc.	2,600	2,327
*	MIPS Technologies, Inc.	5,200	8,736
	Mocon, Inc.	535	4,419
* #	ModusLink Global Solutions, Inc.	4,164	9,702
	Molex, Inc. Class A	9,090	111,080
* #	Monolithic Power Systems	2,220	26,973
*	MoSys, Inc.	4,600	9,568
	Motorola, Inc.	159,687	707,413
*	MPS Group, Inc.	8,905	53,875
*	MSC.Software Corp.	6,850	39,867
#	MTS Systems Corp.	1,900	49,761
*	Multi-Fineline Electronix, Inc.	2,568	47,585

*	Nanometrics, Inc.	2,240	2,957
*	Napco Security Technologies, Inc.	1,800	2,034
#	National Instruments Corp.	8,255	177,235
#	National Semiconductor Corp.	20,000	202,800
* #	NCI, Inc.	1,200	36,000
* #	NCR Corp.	21,300	267,315
* #	NetApp, Inc.	26,160	387,953
* #	NETGEAR, Inc.	4,600	51,152
* #	NetLogic Microsystems, Inc.	2,400	50,904
* #	NetScout Systems, Inc.	3,018	42,916
* #	Network Equipment Technologies, Inc.	2,600	8,138
*	Newport Corp.	4,300	23,005
	NIC, Inc.	2,195	11,721
*	Novatel Wireless, Inc.	4,993	27,661
*	Novell, Inc.	36,420	134,754
* #	Novellus Systems, Inc.	12,382	170,748
*	Nu Horizons Electronics Corp.	2,700	4,239
* #	Nuance Communications, Inc.	24,970	246,204
*	NumereX Corp. Class A	700	2,093
* #	Nvidia Corp.	51,600	410,220
*	Oculus Innovative Sciences, Inc.	121	200
*	Omniture, Inc.	4,553	41,387
* #	OmniVision Technologies, Inc.	2,600	17,394
* #	ON Semiconductor Corp.	39,780	165,883
*	Online Resources Corp.	4,610	14,568
*	Onvia, Inc.	1,139	4,567
*	Oplink Communications, Inc.	2,500	17,675
*	OPNET Technologies, Inc.	3,284	26,929
*	OpNext, Inc.	4,890	11,638
*	Optical Cable Corp.	1,500	4,260
* #	Oracle Corp.	520,021	8,751,953
*	Orbcomm, Inc.	2,994	4,910
* #	Orthovita, Inc.	10,300	29,767
*	OSI Systems, Inc.	2,528	36,985
* #	OYO Geospace Corp.	615	9,194
*	Palm, Inc.	8,725	66,921
*	PAR Technology Corp.	1,750	7,928
*	Parametric Technology Corp.	12,885	115,965
#	Park Electrochemical Corp.	2,544	44,647
* #	ParkerVision, Inc.	2,700	4,833
#	Paychex, Inc.	41,890	1,017,508
*	PC Connection, Inc.	1,900	9,291
	PC-Tel, Inc.	2,700	17,442
*	PDF Solutions, Inc.	3,600	5,364
	Pegasystems, Inc.	5,500	74,635
* #	Perficient, Inc.	2,900	11,339
*	Performance Technologies, Inc.	1,357	4,288
*	Pericom Semiconductor Corp.	1,938	11,957
* #	Perot Systems Corp.	11,500	149,385
*	Pervasive Software, Inc.	2,700	9,774
*	Phoenix Technologies, Ltd.	3,700	9,546
*	Physicians Formula Holdings, Inc.	2,200	6,380
*	Planar Systems, Inc.	105	48
	Plantronics, Inc.	6,539	66,371
*	PLATO Learning, Inc.	1,900	2,641

* #	Plexus Corp.	5,287	76,450
*	PLX Technology, Inc.	3,500	5,775
* #	PMC-Sierra, Inc.	21,900	106,653
* #	Polycom, Inc.	11,796	165,734
#	Power Integrations, Inc.	3,100	60,357
*	Presstek, Inc.	4,686	10,122
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	3,700	63,122
	QAD, Inc.	5,168	13,230
* #	QLogic Corp.	16,340	184,969
	QUALCOMM, Inc.	142,970	4,939,614
#	Quality Systems, Inc.	4,100	152,848
*	Quest Software, Inc.	13,508	168,445
*	QuickLogic Corp.	2,600	2,314
*	Rackable Systems, Inc.	4,852	19,068
*	Radiant Systems, Inc.	3,908	13,522
* #	RadiSys Corp.	2,860	13,528
*	RAE Systems, Inc.	489	181
*	Rambus, Inc.	13,760	124,666
*	Ramtron International Corp.	4,000	6,800
* #	RealNetworks, Inc.	17,485	49,308
* #	Red Hat, Inc.	8,100	118,665
*	Relm Wireless Corp.	700	532
	Renaissance Learning, Inc.	3,693	26,700
*	RF Micro Devices, Inc.	278	300
	Richardson Electronics, Ltd.	2,200	8,206
* #	RightNow Technologies, Inc.	4,600	26,864
*	Rimage Corp.	1,691	22,169
*	Riverbed Technology, Inc.	7,600	77,140
*	Rofin-Sinar Technologies, Inc.	2,600	43,914
*	Rogers Corp.	1,886	46,207
*	Rudolph Technologies, Inc.	2,537	7,129
*	S1 Corp.	7,390	49,291
*	Saba Software, Inc.	3,400	5,576
* #	SAIC, Inc.	28,200	556,668
* #	Sandisk Corp.	23,361	267,016
* #	Sapient Corp.	8,000	34,080
* #	SAVVIS, Inc.	3,860	24,627
* #	ScanSource, Inc.	3,584	67,092
*	Scientific Learning Corp.	537	1,069
*	SCM Microsystems, Inc.	1,092	2,741
*	SeaChange International, Inc.	4,800	28,416
*	Semitool, Inc.	5,700	15,789
*	Semtech Corp.	4,900	57,575
*	ShoreTel, Inc.	4,940	19,661
* #	Sigma Designs, Inc.	2,700	27,594
*	Silicon Image, Inc.	7,300	26,791
* #	Silicon Laboratories, Inc.	5,820	134,035
* #	Silicon Storage Technology, Inc.	12,800	26,240
* #	SiRF Technology Holdings, Inc.	3,600	3,672
* #	Skyworks Solutions, Inc.	17,021	73,531
*	Smith Micro Software, Inc.	3,600	19,080
*	Soapstone Networks, Inc.	1,700	4,199
* #	Sonic Solutions, Inc.	3,834	5,023
*	SonicWALL, Inc.	7,100	24,992

* #	Sonus Networks, Inc.	4,722	6,233
*	Sourcefire, Inc.	700	4,711
*	Spectrum Control, Inc.	2,000	14,480
* #	SPSS, Inc.	1,768	45,402
* #	SRA International, Inc.	4,260	69,566
*	SRS Labs, Inc.	3,500	17,955
* #	Standard Microsystems Corp.	2,442	33,822
* #	Starent Networks Corp.	5,200	76,440
	StarTek, Inc.	2,800	12,992
* #	STEC, Inc.	6,224	27,884
* #	Stratasys, Inc.	2,463	26,379
*	SumTotal Systems, Inc.	3,008	7,580
* #	Sun Microsystems, Inc.	80,064	333,066
*	SunPower Corp.	3,203	84,623
* #	SunPower Corp. Class A	2,875	96,485
*	Supertex, Inc.	2,100	47,649
*	Switch and Data Facilities Co.	3,549	24,417
* #	Sybase, Inc.	10,935	298,635
*	Sycamore Networks, Inc.	31,514	74,058
* #	Sykes Enterprises, Inc.	6,000	100,260
*	Symantec Corp.	83,015	1,272,620
*	Symmetricom, Inc.	5,609	20,809
* #	Synaptics, Inc.	3,300	77,781
*	Synchronoss Technologies, Inc.	3,200	27,232
*	SYNNEX Corp.	3,988	61,216
* #	Synopsys, Inc.	14,529	268,787
#	Syntel, Inc.	6,000	129,300
* #	Tech Data Corp.	6,030	109,203
	Technitrol, Inc.	3,790	8,338
*	TechTeam Global, Inc.	1,479	7,395
*	Techwell, Inc.	1,125	6,356
* #	Tekelec	6,700	83,214
* #	TeleCommunication Systems, Inc.	5,600	40,096
*	Tellabs, Inc.	43,266	178,689
*	Telular Corp.	1,700	2,686
* #	Teradata Corp.	14,400	189,072
*	Teradyne, Inc.	8,970	43,146
*	Terremark Worldwide, Inc.	6,700	23,517
*	Tessco Technologies, Inc.	876	6,404
* #	Tessera Technologies, Inc.	6,235	73,324
#	Texas Instruments, Inc.	131,930	1,972,354
*	The Knot, Inc.	6,000	41,280
	TheStreet.com, Inc.	3,496	9,544
* #	THQ, Inc.	6,279	24,802
* #	TIBCO Software, Inc.	20,000	107,000
*	Tier Technologies, Inc. Class B	500	2,900
*	TNS, Inc.	2,000	16,540
*	Tollgrade Communications, Inc.	1,200	6,912
	Total System Services, Inc.	20,188	255,580
*	Transact Technologies, Inc.	900	3,528
* #	Travelzoo, Inc.	656	2,631
*	Trident Microsystems, Inc.	300	510
* #	Trimble Navigation, Ltd.	10,191	151,031
*	TTM Technologies, Inc.	4,100	24,723
* #	Tyler Technologies, Inc.	5,500	69,245

* #	Ultimate Software Group, Inc.	296	4,076
*	Ultra Clean Holdings, Inc.	3,200	3,584
* #	Ultratech, Inc.	1,800	20,160
*	Unica Corp.	2,600	12,740
#	United Online, Inc.	12,060	73,807
* #	Universal Display Corp.	4,458	34,015
*	UTStarcom, Inc.	7,163	10,530
* #	ValueClick, Inc.	8,840	55,250
* #	Varian Semiconductor Equipment Associates, Inc.	4,797	91,335
*	Veeco Instruments, Inc.	3,300	15,939
* #	VeriFone Holdings, Inc.	8,900	41,207
* #	VeriSign, Inc.	15,300	295,443
* #	Viasat, Inc.	4,300	95,288
*	Vicon Industries, Inc.	900	5,166
*	Video Display Corp.	1,359	5,490
*	Vignette Corp.	2,200	15,334
*	Virage Logic Corp.	305	939
*	Virtusa Corp.	900	6,795
*	Vishay Intertechnology, Inc.	10,256	30,358
*	VMware, Inc.	3,800	78,660
* #	Vocus, Inc.	2,240	34,182
*	Volterra Semiconductor Corp.	200	1,400
	Wayside Technology Group, Inc.	252	1,814
*	Web.com Group, Inc.	5	15
*	Websense, Inc.	6,174	69,149
* #	Western Digital Corp.	19,600	287,728
	Western Union Co.	77,027	1,052,189
* #	Wind River Systems, Inc.	11,300	90,061
*	Wireless Telecom Group, Inc.	2,175	783
*	WPCS International, Inc.	270	540
* #	Wright Express Corp.	2,940	34,280
	Xerox Corp.	90,634	601,810
#	Xilinx, Inc.	32,430	546,446
*	X-Rite, Inc.	500	665
* #	Yahoo!, Inc.	170,050	1,994,687
* #	Zebra Technologies Corp. Class A	7,780	130,937
*	ZiLOG, Inc.	2,600	6,292
* #	Zix Corp.	4,600	5,980
*	Zoran Corp.	10,989	65,275
*	Zygo Corp.	165	944
Total Information Technology			144,229,620

Materials — (2.6%)
	A. Schulman, Inc.	1,300	19,695
	A.M. Castle & Co.	2,388	20,202
*	AEP Industries, Inc.	800	11,472
	Air Products & Chemicals, Inc.	19,100	960,730
#	Airgas, Inc.	7,200	254,232
#	AK Steel Holding Corp.	10,900	87,963
	Albemarle Corp.	10,816	240,656
#	Alcoa, Inc.	61,077	475,790
#	Allegheny Technologies, Inc.	10,308	227,704
#	AMCOL International Corp.	3,100	44,919
*	American Pacific Corp.	300	2,349
#	American Vanguard Corp.	2,950	41,920

#	AptarGroup, Inc.	7,400	228,068
#	Arch Chemicals, Inc.	3,339	74,827
	Ashland, Inc.	7,686	61,642
#	Balchem Corp.	2,775	61,966
#	Ball Corp.	10,822	414,915
	Bemis Co., Inc.	11,095	250,414
*	Brush Engineered Materials, Inc.	2,440	30,646
*	Buckeye Technologies, Inc.	3,300	9,636
*	Bway Holding Co.	4,700	39,762
#	Cabot Corp.	8,327	111,249
#	Calgon Carbon Corp.	5,700	71,649
	Carpenter Technology Corp.	5,918	97,647
	Celanese Corp. Class A	13,300	141,645
* #	Century Aluminum Co.	5,346	18,978
	CF Industries Holdings, Inc.	7,026	330,222
	Chemtura Corp.	1,491	1,118
	Cliffs Natural Resources, Inc.	9,904	229,476
#	Commercial Metals Co.	11,100	127,650
#	Compass Minerals International, Inc.	1,400	84,238
*	Core Molding Technologies, Inc.	1,689	3,530
* #	Crown Holdings, Inc.	15,300	286,875
	Cytec Industries, Inc.	4,900	100,156
	Deltic Timber Corp.	1,606	63,549
	Dow Chemical Co.	103,588	1,200,585
#	du Pont (E.I.) de Nemours & Co.	99,531	2,285,232
#	Eagle Materials, Inc.	4,719	85,320
#	Eastman Chemical Co.	6,900	179,055
#	Ecolab, Inc.	24,525	832,869
#	Ferro Corp.	4,610	18,256
* #	Flotek Industries, Inc.	2,300	6,647
#	FMC Corp.	6,400	285,568
	Freeport-McMoRan Copper & Gold, Inc. Class B	36,173	909,389
	Friedman Industries, Inc.	1,199	6,714
	Georgia Gulf Corp.	200	188
#	Gibraltar Industries, Inc.	3,140	32,122
#	Greif, Inc. Class A	3,100	93,806
	Greif, Inc. Class B	300	9,111
*	H&E Equipment Services, Inc.	3,500	23,345
#	H.B. Fuller Co.	5,200	72,644
	Hawkins, Inc.	888	12,876
* #	Haynes International, Inc.	1,463	26,729
* #	Headwaters, Inc.	5,500	24,915
* #	Hecla Mining Co.	16,363	43,362
	Huntsman Corp.	5,124	13,630
	Innophos Holdings, Inc.	1,500	22,695
#	International Flavors & Fragrances, Inc.	8,730	249,853
	International Paper Co.	41,650	379,848
*	ION Geophysical Corp.	8,375	12,563
	Kaiser Aluminum Corp.	1,372	34,080
	KMG Chemicals, Inc.	1,500	7,800
#	Koppers Holdings, Inc.	3,330	53,946
	Kronos Worldwide, Inc.	5,996	85,443
* #	Landec Corp.	3,592	19,756
#	Louisiana-Pacific Corp.	1,300	2,704
*	LSB Industries, Inc.	700	5,166

	Lubrizol Corp.	7,800	266,136
#	Martin Marietta Materials, Inc.	4,500	362,340
*	Material Sciences Corp.	2,094	2,932
	MeadWestavco Corp.	16,881	196,495
* #	Metalico, Inc.	4,600	11,270
	Minerals Technologies, Inc.	2,800	105,868
* #	Mines Management, Inc.	1,170	1,732
	Monsanto Co.	44,470	3,382,388
#	Myers Industries, Inc.	4,779	29,964
#	Nalco Holding Co.	10,477	102,779
*	Nanophase Technologies Corp.	2,000	1,660
	Neenah Paper, Inc.	1,362	9,166
	NewMarket Corp.	1,989	62,654
#	Newmont Mining Corp.	40,900	1,627,002
	NL Industries, Inc.	7,200	83,232
	NN, Inc.	200	340
*	Northern Technologies International Corp.	300	2,322
* #	Northwest Pipe Co.	800	28,208
#	Nucor Corp.	27,000	1,101,330
#	Olin Corp.	8,155	114,578
#	Olympic Steel, Inc.	1,600	25,392
* #	OM Group, Inc.	3,820	74,032
* #	Owens-Illinois, Inc.	15,000	285,000
#	P.H. Glatfelter Co.	5,000	43,550
#	Packaging Corp. of America	9,375	133,125
*	Pactiv Corp.	18,500	399,970
* #	Patriot Coal Corp.	4,492	23,044
	Penford Corp.	1,928	16,696
*	PolyOne Corp.	6,918	14,182
#	PPG Industries, Inc.	23,643	888,504
#	Praxair, Inc.	25,900	1,612,534
*	Ready Mix, Inc.	800	1,080
	Reliance Steel & Aluminum Co.	7,200	159,336
#	Rock-Tenn Co. Class A	4,000	124,680
*	Rockwood Holdings, Inc.	6,600	49,566
#	Rohm & Haas Co.	19,352	1,068,037
* #	Rosetta Resources, Inc.	3,713	22,538
	Royal Gold, Inc.	4,600	221,168
	RPM International, Inc.	16,350	201,269
* #	RTI International Metals, Inc.	2,100	27,951
#	Schnitzer Steel Industries, Inc. Class A	2,424	95,190
	Schweitzer-Maudoit International, Inc.	1,800	38,520
	Sealed Air Corp.	15,200	205,960
#	Sensient Technologies Corp.	6,270	134,805
#	Sigma-Aldrich Corp.	16,735	603,799
	Silgan Holdings, Inc.	4,730	216,823
*	Solitario Exploration & Royalty Corp.	2,533	3,293
	Sonoco Products Co.	11,480	263,236
#	Southern Copper Corp.	71,800	1,000,892
	Spartech Corp.	2,300	7,291
#	Steel Dynamics, Inc.	17,200	182,664
#	Stepan Co.	1,491	54,705
*	Stillwater Mining Co.	6,700	27,805
* #	Symyx Technologies, Inc.	4,500	21,600
	Synalloy Corp.	1,137	6,231

	Temple-Inland, Inc.	12,698	71,998
#	Terra Industries, Inc.	9,200	188,416
#	Texas Industries, Inc.	2,800	63,588
#	The Mosaic Co.	52,950	1,888,727
#	The Scotts Miracle-Gro Co. Class A	6,660	214,585
#	Titanium Metals Corp.	15,923	112,257
*	U.S. Concrete, Inc.	200	556
* #	United States Lime & Minerals, Inc.	804	16,924
#	United States Steel Corp.	12,200	366,366
*	Universal Stainless & Alloy Products, Inc.	900	13,050
#	Valhi, Inc.	15,594	231,571
	Valspar Corp.	14,200	246,370
#	Vulcan Materials Co.	14,310	707,773
*	W.R. Grace & Co.	5,356	30,904
	Wausau Paper Corp.	6,800	64,668
	Westlake Chemical Corp.	9,000	123,030
	Weyerhaeuser Co.	20,541	561,591
#	Worthington Industries, Inc.	9,349	94,051
#	Zep, Inc.	2,526	27,761
* #	Zoltek Companies, Inc.	2,600	18,408
Total Materials			33,053,165

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

Telecommunication Services — (2.6%)
#	Alaska Communications Systems Group, Inc.	4,500	37,575
* #	American Tower Corp.	51,215	1,553,863
#	Arbinet-thexchange, Inc.	4,200	7,056
	AT&T, Inc.	700,248	17,240,106
*	Cbeyond, Inc.	2,033	31,999
*	Centennial Communications Corp.	15,700	128,426
#	CenturyTel, Inc.	9,891	268,442
*	Cincinnati Bell, Inc.	78	108
*	Clear Channel Outdoor Holdings, Inc.	2,204	11,417
* #	Cogent Communications Group, Inc.	4,400	29,260
	Consolidated Communications Holdings, Inc.	3,313	37,304
* #	Crown Castle International Corp.	18,500	361,120
	D&E Communications, Inc.	2,499	17,468
	Embarq Corp.	11,329	404,672
	FairPoint Communications, Inc.	7,099	19,380
#	Frontier Communications Corp.	33,800	274,118
*	General Communications, Inc. Class A	7,700	50,589
	Hickory Tech Corp.	2,200	13,002
	IDT Corp.	46	17
	IDT Corp. Class B	100	35
	Iowa Telecommunications Services, Inc.	3,600	46,260
*	Leap Wireless International, Inc.	7,525	189,630
*	MetroPCS Communications, Inc.	30,410	413,272
* #	NeuStar, Inc.	8,970	122,171
*	NII Holdings, Inc.	15,600	302,640
#	NTELOS Holdings Corp.	4,763	103,071
*	Occam Networks, Inc.	1,271	3,355
*	Premiere Global Services, Inc.	5,500	53,295
#	Qwest Communications International, Inc.	170,064	547,606

	Regal Entertainment Group	15,650	157,126
* #	SBA Communications Corp.	12,860	255,914
#	Shenandoah Telecommunications Co.	3,200	78,016
*	Spark Networks, Inc.	3,300	8,085
*	Sprint Nextel Corp.	339,257	824,395
	SureWest Communications	2,098	21,421
* #	Syniverse Holdings, Inc.	7,480	101,429
	Telephone & Data Systems, Inc.	6,165	188,094
	Telephone & Data Systems, Inc. Special Shares	6,708	181,787
*	tw telecom, inc.	13,310	101,822
*	United States Cellular Corp.	5,300	222,335
* #	USA Mobility, Inc.	3,500	36,995
	Verizon Communications, Inc.	288,325	8,612,268
	Windstream Corp.	44,708	388,065
*	Xeta Corp.	1,100	2,046
Total Telecommunication Services			33,447,055

Utilities — (3.1%)
* #	AES Corp.	58,470	462,498
#	AGL Resources, Inc.	5,600	172,648
#	Allegheny Energy, Inc.	14,800	491,952
#	ALLETE, Inc.	3,600	111,960
#	Alliant Energy Corp.	12,200	351,726
#	Ameren Corp.	22,400	744,800
#	American Electric Power Co., Inc.	36,878	1,156,125
#	American States Water Co.	1,900	65,683
#	Aqua America, Inc.	13,867	287,602
	Artesian Resources Corp. Class A	471	7,366
#	Atmos Energy Corp.	9,030	221,687
	Avista Corp.	5,800	110,432
*	Cadiz, Inc.	1,704	15,813
	California Water Service Group	1,914	83,259
#	CenterPoint Energy, Inc.	27,700	370,626
	Central Vermont Public Service Corp.	1,249	28,227
#	CH Energy Group, Inc.	1,800	91,044
	Chesapeake Utilities Corp.	975	28,246
#	Cleco Corp.	6,902	157,711
#	CMS Energy Corp.	2,900	34,075
#	Connecticut Water Services, Inc.	300	6,942
	Consolidated Edison, Inc.	30,300	1,234,725
#	Constellation Energy Group	11,800	310,340
	Delta Natural Gas Co., Inc.	360	8,640
#	Dominion Resources, Inc.	53,400	1,878,612
	DPL, Inc.	7,100	153,005
	DTE Energy Co.	16,720	576,840
	Duke Energy Corp.	128,064	1,940,170
* #	Dynegy, Inc.	40,514	85,485
	Edison International	24,400	794,708
*	El Paso Electric Co.	4,178	69,104
#	Empire District Electric Co.	3,470	61,627
	Energen Corp.	5,300	154,813
	Energy West, Inc.	1,050	9,272
#	Entergy Corp.	20,000	1,527,200
#	Equitable Resources, Inc.	5,100	174,573
#	Exelon Corp.	49,600	2,689,312

	FirstEnergy Corp.	26,100	1,304,739
	FPL Group, Inc.	39,026	2,011,790
#	Great Plains Energy, Inc.	6,388	121,819
#	Hawaiian Electric Industries, Inc.	8,100	175,608
	IDACORP, Inc.	2,600	75,686
#	Integrys Energy Group, Inc.	6,301	263,067
#	ITC Holdings Corp.	5,700	239,286
	Laclede Group, Inc.	2,600	118,014
	MDU Resources Group, Inc.	16,200	322,218
#	MGE Energy, Inc.	2,398	76,856
	Middlesex Water Co.	1,920	31,776
* #	Mirant Corp.	15,700	269,569
	National Fuel Gas Co.	6,200	185,752
#	New Jersey Resources Corp.	4,800	192,432
#	Nicor, Inc.	4,400	150,524
	NiSource, Inc.	8,100	78,408
	Northeast Utilities, Inc.	16,640	396,032
	Northwest Natural Gas Co.	2,997	128,691
	NorthWestern Corp.	2,900	70,209
*	NRG Energy, Inc.	23,600	551,296
#	NSTAR	11,700	395,694
	NV Energy, Inc.	12,200	130,906
#	OGE Energy Corp.	7,100	175,228
	Oneok, Inc.	9,200	268,824
#	Ormat Technologies, Inc.	5,000	154,950
	Otter Tail Corp.	3,301	66,911
#	Pepco Holdings, Inc.	14,600	260,026
	PG&E Corp.	39,200	1,515,864
	Piedmont Natural Gas Co.	8,400	217,644
	Pinnacle West Capital Corp.	11,090	371,182
#	PNM Resources, Inc.	6,620	66,465
	Portland General Electric Co.	3,700	71,965
	PPL Corp.	31,800	974,988
#	Progress Energy, Inc.	28,950	1,120,944
	Public Service Enterprise Group, Inc.	57,191	1,805,520
	Puget Energy, Inc.	11,800	346,920
	Questar Corp.	15,699	533,452
*	Reliant Energy, Inc.	28,193	143,502
	RGC Resources, Inc.	100	2,585
	SCANA Corp.	12,720	436,169
#	Sempra Energy	25,400	1,113,536
	SJW Corp.	2,756	74,109
#	South Jersey Industries, Inc.	3,300	123,090
	Southern Co.	83,600	2,796,420
#	Southern Union Co.	10,948	141,120
	Southwest Gas Corp.	4,900	126,224
#	Southwest Water Co.	2,470	11,066
	TECO Energy, Inc.	11,700	140,517
	UGI Corp.	11,600	294,292
#	UIL Holdings Corp.	3,030	80,083
	Unisource Energy Corp.	3,700	104,488
#	Vectren Corp.	8,690	224,115
#	Westar Energy, Inc.	9,700	194,776
#	WGL Holdings, Inc.	3,807	122,205
#	Wisconsin Energy Corp.	12,590	561,262

	Xcel Energy, Inc.	42,000	775,320
Total Utilities			39,374,982

TOTAL COMMON STOCKS			950,745,099

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	361	—

TEMPORARY CASH INVESTMENTS — (0.7%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,007,239	9,007,239

SECURITIES LENDING COLLATERAL — (24.6%)
§ @	DFA Short Term Investment Fund LP	309,343,981	309,343,981

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $3,356,650 FHLMC 5.500%, 07/01/37, valued at $3,005,307) to be repurchased at $2,917,844	$2,918	2,917,773

TOTAL SECURITIES LENDING COLLATERAL		312,261,754

TOTAL INVESTMENTS - (100.0%)
(Cost $1,422,390,665)##		$1,272,014,092

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors LP. At January 31, 2009, the Trust consisted of eighteen operational investment portfolios, all of which are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE.  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Series’ net assets as of January 31, 2009 are listed below.

	Valuation Inputs
					Other Financial
					Instruments
	Investments in				(Unrealized
	Securities				Appreciation/
	(Market Value)				Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$2,672,684,962	$628,314,468	—	$3,300,999,430	$(1,295,916)	—	—	$(1,295,916)
The Enhanced U.S. Large Company Series	13,096,703	138,428,511	—	151,525,214	(8,414,198)	$74,816	—	(8,339,382)
The U.S. Large Cap Value Series	5,595,822,181	1,233,945,836	—	6,829,768,017	—	—	—	—
The U.S. Small Cap Value Series	4,206,348,883	814,493,128	—	5,020,842,011	—	—	—	—
The U.S. Small Cap Series	1,766,264,356	428,892,480	—	2,195,156,836	—	—	—	—
The U.S. Micro Cap Series	2,225,612,269	491,137,187	—	2,716,749,456	—	—	—	—
The DFA International Value Series	931,992,114	3,728,678,575	—	4,660,670,689	—	—	—	—
The Japanese Small Company Series	5,141,930	1,405,378,440	—	1,410,520,370	—	—	—	—
The Asia Pacific Small Company Series	3,000,179	452,720,803	—	455,720,982	—	—	—	—
The United Kingdom Small Company Series	9,238,623	482,599,032	—	491,837,655	—	—	—	—
The Continental Small Company Series	5,795,558	1,140,817,552	—	1,146,613,110	—	—	—	—
The Canadian Small Company Series	206,604,192	52,851,046	—	259,455,238	—	—	—	—
The Emerging Markets Series	$525,424,076	$1,031,816,888	—	$1,557,240,964	$(278,203)	—	—	$(278,203)
The Emerging Markets Small Cap Series	134,438,176	560,176,471	—	694,614,647	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,229,800,293	—	3,229,800,293	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,144,647,583	—	3,144,647,583	—	$101,445	—	101,445
The Tax-Managed U.S. Marketwide Value Series	1,650,799,283	350,313,320	—	2,001,112,603	—	—	—	—
The Tax-Managed U.S. Equity Series	959,751,510	312,262,582	—	1,272,014,092	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

1

Federal Tax Cost Note

At January 31, 2009, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,106,780,433
The Enhanced U.S. Large Company Series	152,814,372
The U.S. Large Cap Value Series	9,692,857,904
The U.S. Small Cap Value Series	7,738,761,214
The U.S. Small Cap Series	2,929,588,885
The U.S. Micro Cap Series	3,670,100,958
The DFA International Value Series	7,478,491,223
The Japanese Small Company Series	1,802,154,107
The Asia Pacific Small Company Series	766,929,259
The United Kingdom Small Company Series	849,285,788
The Continental Small Company Series	1,546,268,201
The Canadian Small Company Series	537,026,131
The Emerging Markets Series	1,322,722,262
The Emerging Markets Small Cap Series	921,692,905
The DFA One-Year Fixed Income Series	3,203,084,120
The DFA Two-Year Global Fixed Income Series	3,064,291,238
The Tax-Managed U.S. Marketwide Value Series	2,789,139,774
The Tax-Managed U.S. Equity Series	1,422,898,842

2

ITEM 2.              CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.              EXHIBITS.

(a)           Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and Chief Executive Officer

Date:  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date:  March 27, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date:  March 30, 2009